UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
June 30, 2023 (Unaudited)
CTIVP® – Morgan Stanley Advantage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Morgan Stanley Advantage Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – Morgan Stanley Advantage Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Morgan Stanley Investment Management Inc.
Dennis Lynch
Sam Chainani, CFA
Jason Yeung, CFA
Armistead Nash
David Cohen
Alexander Norton
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	25.12	22.01	7.61	11.58
Class 2	05/07/10	24.96	21.69	7.34	11.30
Russell 1000 Growth Index		29.02	27.11	15.14	15.74
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	99.7
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	11.2
Consumer Discretionary	23.4
Consumer Staples	2.9
Financials	11.5
Health Care	14.0
Industrials	7.9
Information Technology	27.0
Materials	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,251.20	1,021.44	3.93	3.53	0.70
Class 2	1,000.00	1,000.00	1,249.60	1,020.19	5.33	4.78	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 11.1%
Entertainment 1.2%
Roblox Corp., Class A(a)	485,902	19,581,851
Interactive Media & Services 7.8%
Alphabet, Inc., Class C(a)	595,554	72,044,167
Meta Platforms, Inc., Class A(a)	116,129	33,326,700
ZoomInfo Technologies, Inc.(a)	845,673	21,471,638
Total		126,842,505
Media 2.1%
Trade Desk, Inc. (The), Class A(a)	447,778	34,577,417
Total Communication Services		181,001,773
Consumer Discretionary 23.3%
Automobiles 3.0%
Tesla, Inc.(a)	186,450	48,807,017
Broadline Retail 8.0%
Amazon.com, Inc.(a)	924,660	120,538,678
MercadoLibre, Inc.(a)	9,149	10,837,905
Total		131,376,583
Hotels, Restaurants & Leisure 5.4%
Airbnb, Inc., Class A(a)	281,957	36,135,609
Domino’s Pizza, Inc.	73,138	24,646,774
DoorDash, Inc., Class A(a)	348,423	26,626,486
Total		87,408,869
Specialty Retail 6.9%
AutoZone, Inc.(a)	17,240	42,985,526
Chewy, Inc., Class A(a)	693,291	27,364,196
Floor & Decor Holdings, Inc., Class A(a)	95,707	9,949,700
Home Depot, Inc. (The)	103,366	32,109,614
Total		112,409,036
Total Consumer Discretionary		380,001,505
Consumer Staples 2.9%
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	61,517	33,119,522
Food Products 0.9%
McCormick & Co., Inc.	158,151	13,795,512
Total Consumer Staples		46,915,034
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 11.4%
Capital Markets 2.5%
Intercontinental Exchange, Inc.	363,199	41,070,543
Financial Services 5.0%
Adyen NV(a)	24,941	43,189,526
Block, Inc., Class A(a)	97,427	6,485,715
Visa, Inc., Class A	130,991	31,107,743
Total		80,782,984
Insurance 3.9%
Brown & Brown, Inc.	344,144	23,690,873
Progressive Corp. (The)	303,549	40,180,781
Total		63,871,654
Total Financials		185,725,181
Health Care 13.9%
Health Care Equipment & Supplies 1.0%
Intuitive Surgical, Inc.(a)	49,529	16,935,946
Health Care Technology 1.5%
Veeva Systems Inc., Class A(a)	125,076	24,731,278
Life Sciences Tools & Services 5.2%
Danaher Corp.	100,808	24,193,920
Illumina, Inc.(a)	213,215	39,975,680
Thermo Fisher Scientific, Inc.	39,608	20,665,474
Total		84,835,074
Pharmaceuticals 6.2%
Eli Lilly & Co.	71,272	33,425,143
Royalty Pharma PLC, Class A	2,174,722	66,850,954
Total		100,276,097
Total Health Care		226,778,395
Industrials 7.8%
Aerospace & Defense 2.8%
HEICO Corp., Class A	105,977	14,900,366
Lockheed Martin Corp.	68,294	31,441,192
Total		46,341,558
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 5.0%
Uber Technologies, Inc.(a)	860,456	37,145,885
Union Pacific Corp.	214,406	43,871,756
Total		81,017,641
Total Industrials		127,359,199
Information Technology 26.9%
IT Services 5.9%
Cloudflare, Inc.(a)	440,307	28,782,868
Shopify, Inc., Class A(a)	625,166	40,385,724
Snowflake, Inc., Class A(a)	153,843	27,073,291
Total		96,241,883
Semiconductors & Semiconductor Equipment 1.0%
ASML Holding NV	22,260	16,132,935
Software 11.1%
BILL Holdings, Inc.(a)	190,462	22,255,485
Datadog, Inc., Class A(a)	287,530	28,287,201
Microsoft Corp.	382,231	130,164,945
Total		180,707,631
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc.	748,807	145,246,094
Total Information Technology		438,328,543
Materials 2.1%
Chemicals 2.1%
Sherwin-Williams Co. (The)	130,811	34,732,937
Total Materials		34,732,937
Total Common Stocks (Cost $1,539,947,619)		1,620,842,567

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	4,595,881	4,594,042
Total Money Market Funds (Cost $4,593,630)		4,594,042
Total Investments in Securities (Cost: $1,544,541,249)		1,625,436,609
Other Assets & Liabilities, Net		4,220,685
Net Assets		1,629,657,294

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	28,010,773	159,652,562	(183,066,950)	(2,343)	4,594,042	817	540,436	4,595,881
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	181,001,773	—	—	181,001,773
Consumer Discretionary	380,001,505	—	—	380,001,505
Consumer Staples	46,915,034	—	—	46,915,034
Financials	142,535,655	43,189,526	—	185,725,181
Health Care	226,778,395	—	—	226,778,395
Industrials	127,359,199	—	—	127,359,199
Information Technology	438,328,543	—	—	438,328,543
Materials	34,732,937	—	—	34,732,937
Total Common Stocks	1,577,653,041	43,189,526	—	1,620,842,567
Money Market Funds	4,594,042	—	—	4,594,042
Total Investments in Securities	1,582,247,083	43,189,526	—	1,625,436,609
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,539,947,619)	$1,620,842,567
Affiliated issuers (cost $4,593,630)	4,594,042
Foreign currency (cost $1,414)	1,393
Receivable for:
Investments sold	11,343,578
Capital shares sold	3,890
Dividends	87,261
Prepaid expenses	9,904
Total assets	1,636,882,635
Liabilities
Payable for:
Investments purchased	6,412,193
Capital shares redeemed	617,279
Management services fees	30,088
Distribution and/or service fees	191
Service fees	1,833
Compensation of board members	137,951
Compensation of chief compliance officer	133
Other expenses	25,673
Total liabilities	7,225,341
Net assets applicable to outstanding capital stock	$1,629,657,294
Represented by
Trust capital	$1,629,657,294
Total - representing net assets applicable to outstanding capital stock	$1,629,657,294
Class 1
Net assets	$1,601,349,304
Shares outstanding	36,195,009
Net asset value per share	$44.24
Class 2
Net assets	$28,307,990
Shares outstanding	661,210
Net asset value per share	$42.81
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023	9

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,621,508
Dividends — affiliated issuers	540,436
Interfund lending	142
Foreign taxes withheld	(49,004)
Total income	5,113,082
Expenses:
Management services fees	4,897,912
Distribution and/or service fees
Class 2	32,588
Service fees	9,278
Compensation of board members	17,534
Custodian fees	6,411
Printing and postage fees	4,870
Accounting services fees	15,164
Legal fees	14,845
Compensation of chief compliance officer	128
Other	12,749
Total expenses	5,011,479
Net investment income	101,603
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	991,479
Investments — affiliated issuers	817
Foreign currency translations	15,162
Net realized gain	1,007,458
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	316,628,948
Investments — affiliated issuers	(2,343)
Foreign currency translations	(29)
Net change in unrealized appreciation (depreciation)	316,626,576
Net realized and unrealized gain	317,634,034
Net increase in net assets resulting from operations	$317,735,637
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income (loss)	$101,603	$(2,334,531)
Net realized gain (loss)	1,007,458	(396,296,388)
Net change in unrealized appreciation (depreciation)	316,626,576	(426,424,630)
Net increase (decrease) in net assets resulting from operations	317,735,637	(825,055,549)
Increase in net assets from capital stock activity	104,079,469	46,513,043
Total increase (decrease) in net assets	421,815,106	(778,542,506)
Net assets at beginning of period	1,207,842,188	1,986,384,694
Net assets at end of period	$1,629,657,294	$1,207,842,188

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	2,848,225	110,998,263	1,160,086	51,274,625
Shares redeemed	(127,897)	(5,319,773)	(36,204)	(1,603,224)
Net increase	2,720,328	105,678,490	1,123,882	49,671,401
Class 2
Shares sold	19,522	741,291	58,154	2,446,134
Shares redeemed	(60,667)	(2,340,312)	(132,018)	(5,604,492)
Net decrease	(41,145)	(1,599,021)	(73,864)	(3,158,358)
Total net increase	2,679,183	104,079,469	1,050,018	46,513,043
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$35.36	0.00(c)	8.88	8.88
Year Ended 12/31/2022	$60.00	(0.07)	(24.57)	(24.64)
Year Ended 12/31/2021	$62.57	(0.36)	(2.21)	(2.57)
Year Ended 12/31/2020	$35.57	(0.19)	27.19	27.00
Year Ended 12/31/2019	$27.97	(0.02)	7.62	7.60
Year Ended 12/31/2018	$27.18	0.02	0.77	0.79
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$34.26	(0.04)	8.59	8.55
Year Ended 12/31/2022	$58.28	(0.17)	(23.85)	(24.02)
Year Ended 12/31/2021	$60.93	(0.51)	(2.14)	(2.65)
Year Ended 12/31/2020	$34.72	(0.30)	26.51	26.21
Year Ended 12/31/2019	$27.37	(0.10)	7.45	7.35
Year Ended 12/31/2018	$26.67	(0.06)	0.76	0.70

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$44.24	25.12%	0.70%	0.70%	0.02%	11%	$1,601,349
Year Ended 12/31/2022	$35.36	(41.07%)	0.70%	0.70%	(0.16%)	82%	$1,183,777
Year Ended 12/31/2021	$60.00	(4.11%)	0.67%	0.67%	(0.55%)	73%	$1,941,145
Year Ended 12/31/2020	$62.57	75.91%	0.68%(d)	0.68%(d)	(0.42%)	70%	$1,792,357
Year Ended 12/31/2019	$35.57	27.17%	0.66%	0.66%	(0.05%)	80%	$2,345,237
Year Ended 12/31/2018	$27.97	2.91%	0.67%	0.67%	0.07%	71%	$1,893,796
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$42.81	24.96%	0.95%	0.95%	(0.24%)	11%	$28,308
Year Ended 12/31/2022	$34.26	(41.21%)	0.95%	0.95%	(0.42%)	82%	$24,065
Year Ended 12/31/2021	$58.28	(4.35%)	0.92%	0.92%	(0.80%)	73%	$45,239
Year Ended 12/31/2020	$60.93	75.49%	0.93%(d)	0.93%(d)	(0.66%)	70%	$41,911
Year Ended 12/31/2019	$34.72	26.85%	0.91%	0.91%	(0.30%)	80%	$19,150
Year Ended 12/31/2018	$27.37	2.62%	0.92%	0.92%	(0.19%)	71%	$13,254
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023	13

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
CTIVP® – Morgan Stanley Advantage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the
16	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.69% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Morgan Stanley Investment Management Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.72%	0.73%
Class 2	0.97	0.98
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $277,496,466 and $154,108,478, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
18	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,000,000	5.10	1
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Consumer discretionary sector risk
The Fund is more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economies, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
20	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023	21

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
22	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023

 Approval of Management and SubadvisoryAgreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – Morgan Stanley Advantage Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Morgan Stanley Investment Management Inc. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
24	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the Fund’s portfolio construction process) had been taken to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
26	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

CTIVP® – Morgan Stanley Advantage Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7035_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
CTIVP® – American Century Diversified Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – American Century Diversified Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – American Century Diversified Bond Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income.
Portfolio management
American Century Investment Management, Inc.
Robert Gahagan
Jeffrey Houston, CFA
Charles Tan
Peter Van Gelderen*
Jason Greenblath
* Effective August 31, 2023, Peter Van Gelderen will no longer serve as portfolio manager of the Fund.
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	1.89	-2.13	0.78	1.70
Class 2	05/07/10	1.68	-2.44	0.51	1.43
Bloomberg U.S. Aggregate Bond Index		2.09	-0.94	0.77	1.52
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Asset-Backed Securities — Non-Agency	9.2
Commercial Mortgage-Backed Securities - Non-Agency	2.4
Corporate Bonds & Notes	28.0
Foreign Government Obligations	3.6
Inflation-Indexed Bonds	1.5
Money Market Funds	1.7
Municipal Bonds	1.8
Residential Mortgage-Backed Securities - Agency	26.6
Residential Mortgage-Backed Securities - Non-Agency	3.5
U.S. Treasury Obligations	21.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2023)
AAA rating	53.9
AA rating	5.8
A rating	14.7
BBB rating	16.8
BB rating	2.7
B rating	1.1
CCC rating	0.1
Not rated	4.9
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Fund at a Glance   (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2023)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	114.4	(6.2)	108.2
Foreign Currency Derivative Contracts	—	(8.2)	(8.2)
Total Notional Market Value of Derivative Contracts	114.4	(14.4)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,018.90	1,022.44	2.52	2.52	0.50
Class 2	1,000.00	1,000.00	1,016.80	1,021.19	3.77	3.78	0.75
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
6	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency(a) 9.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aaset Trust(b)
Subordinated Series 2021-2A Class B
01/15/2047	3.538%	6,155,595	4,625,548
AIMCO CLO Ltd.(b),(c)
Series 2019-10A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 07/22/2032	7.173%	4,650,000	4,475,141
Aligned Data Centers Issuer LLC(b)
Series 2022-1A Class A2
10/15/2047	6.350%	5,800,000	5,739,210
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	6,300,000	5,343,829
AMMC CLO XI Ltd.(b),(c)
Series 2012-11A Class BR2
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	6.899%	4,500,000	4,368,888
AMMC CLO XII Ltd.(b),(c)
Series 2013-12A Class BR
3-month USD LIBOR + 1.500% Floor 1.500% 11/10/2030	6.359%	4,300,000	4,214,615
Applebee’s Funding LLC/IHOP Funding LLC(b)
Series 2019-1A Class AII
06/07/2049	4.723%	4,950,000	4,550,789
Atrium IX(b),(c)
Series 209A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 05/28/2030	6.963%	3,050,000	2,989,842
BDS Ltd.(b),(c)
Series 2021-FL7 Class C
1-month USD LIBOR + 1.700% Floor 1.700% 06/16/2036	6.857%	8,075,000	7,644,823
Blackbird Capital Aircraft(b)
Series 2021-1A Class A
07/15/2046	2.443%	4,954,590	4,266,008
Carlyle US CLO Ltd.(b),(c)
Series 2019-2A Class 2AR
3-month USD LIBOR + 1.650% Floor 1.650% 07/15/2032	6.910%	2,575,000	2,514,276
Castlelake Aircraft Securitization Trust(b)
Series 2018-1 Class A
06/15/2043	4.125%	2,269,149	2,047,519
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Castlelake Aircraft Structured Trust(b)
Series 2017-1R Class A
08/15/2041	2.741%		3,081,876	2,769,313
Cerberus Loan Funding XXVIII LP(b),(c)
Series 2020-1A Class A
3-month USD LIBOR + 1.850% Floor 1.850% 10/15/2031	7.110%		4,602,365	4,583,757
Cerberus Loan Funding XXXI LP(b),(c)
Series 2021-1A Class A
3-month USD LIBOR + 1.500% Floor 1.500% 04/15/2032	6.760%		5,270,244	5,211,728
Clsec Holdings LLC(b)
Subordinated Series 2021-1 Class C
05/11/2037	6.171%		12,291,155	9,661,806
Cologix Canadian Issuer LP(b)
Series 2022-1CAN Class A2
01/25/2052	4.940%	CAD	10,300,000	7,037,853
Dewolf Park CLO Ltd.(b),(c)
Series 2017-1A Class CR
3-month USD LIBOR + 1.850% Floor 1.850% 10/15/2030	7.110%		5,000,000	4,757,910
DI Issuer LLC(b)
Series 2021-1A Class A2
09/15/2051	3.722%		12,853,760	11,321,075
Edgeconnex Data Centers Issuer LLC(b)
Series 2022-1 Class A2
03/25/2052	4.250%		5,785,295	5,565,855
Flexential Issuer(b)
Series 2021-1A Class A2
11/27/2051	3.250%		7,633,000	6,666,608
Goodgreen(b),(d)
Series 2018-1A Class A
10/15/2053	3.930%		3,423,354	3,043,637
Goodgreen Trust(b)
Series 2021-1A Class A
10/15/2056	2.660%		2,833,384	2,317,042
Greystone CRE Notes Ltd.(b),(c)
Series 2019-FL2 Class C
1-month USD LIBOR + 2.000% Floor 2.000% 09/15/2037	7.193%		4,579,500	4,437,439
Series 2019-FL2 Class D
1-month USD LIBOR + 2.400% Floor 2.400% 09/15/2037	7.593%		3,969,000	3,871,216
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KKR CLO Ltd.(b),(c)
Series 2018 Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 07/18/2030	7.362%	3,500,000	3,398,007
KKR Static CLO I Ltd.(b),(c)
Series 2022-1A Class B
3-month Term SOFR + 2.600% Floor 2.600% 07/20/2031	7.649%	4,125,000	4,082,162
Lunar Aircraft Ltd.(b)
Series 2020-1A Class A
02/15/2045	3.376%	5,585,047	4,860,052
Lunar Structured Aircraft Portfolio Notes(b)
Subordinated Series 2021-1 Class B
10/15/2046	3.432%	2,758,597	2,355,897
MAPS Trust(b)
Series 2021-1A Class A
06/15/2046	2.521%	5,524,712	4,763,793
Monroe Capital MML CLO Ltd.(b),(c)
Series 2017-1A Class AR
3-month USD LIBOR + 1.300% Floor 1.300% 04/22/2029	6.115%	3,289,415	3,268,034
Neuberger Berman Loan Advisers CLO Ltd.(b),(c)
Series 2018-28A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 04/20/2030	6.850%	2,350,000	2,296,843
Octagon Investment Partners 31 LLC(b),(c)
Series 2017-1A Class CR
3-month USD LIBOR + 2.050% Floor 2.050% 07/20/2030	7.300%	5,250,000	5,085,717
Palmer Square Loan Funding Ltd.(b),(c)
Series 2022-1A Class D
3-month USD LIBOR + 5.000% Floor 5.000% 04/15/2030	9.890%	4,700,000	4,109,661
Series 2022-2A Class A2
3-month Term SOFR + 1.900% Floor 1.900% 10/15/2030	6.886%	3,625,000	3,563,313
Series 2022-4A Class A2
3-month Term SOFR + 2.350% Floor 2.350% 07/24/2031	7.076%	5,400,000	5,382,310
Series 2022-5A Class A2
3-month Term SOFR + 2.650% Floor 2.650% 01/15/2031	7.308%	2,400,000	2,400,360
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PFP Ltd.(b),(c)
Subordinated Series 2021-8 Class D
1-month USD LIBOR + 2.150% Floor 2.150% 08/09/2037	7.343%	3,200,000	2,968,828
Pioneer Aircraft Finance Ltd.(b)
Series 2019-1 Class A
06/15/2044	3.967%	6,162,654	5,348,937
Ready Capital Mortgage Financing LLC(b),(c)
Subordinated Series 2021-FL5 Class C
1-month USD LIBOR + 2.250% Floor 2.250% 04/25/2038	7.400%	3,841,000	3,684,922
Sierra Timeshare Receivables Funding LLC(b)
Series 2019-2A Class C
05/20/2036	3.120%	1,125,090	1,059,409
Stack Infrastructure Issuer LLC(b)
Series 2021-1A Class A2
03/26/2046	1.877%	3,999,000	3,499,148
START Ireland(b)
Series 2019-1 Class A
03/15/2044	4.089%	5,104,314	4,493,532
Stewart Park CLO Ltd.(b),(c)
Series 2015-1A Class CR
3-month USD LIBOR + 1.800% Floor 1.800% 01/15/2030	7.060%	4,150,000	3,960,403
Stonepeak ABS(b)
Series 2021-1A Class AA
02/28/2033	2.301%	3,892,940	3,521,709
TCI-Symphony CLO Ltd.(b),(c)
Series 2017-1A Class CR
3-month USD LIBOR + 1.800% Floor 1.800% 07/15/2030	7.060%	6,600,000	6,250,886
Total Asset-Backed Securities — Non-Agency (Cost $221,346,160)			204,379,650

Commercial Mortgage-Backed Securities - Non-Agency 2.3%

BBCMS Mortgage Trust(b),(c)
Subordinated Series 2019-BWAY Class E
1-month USD LIBOR + 2.850% Floor 2.850% 11/25/2034	8.044%	8,236,000	2,807,756
BX Commercial Mortgage Trust(b),(c)
Subordinated CMO Series 2021-VOLT Class F
1-month USD LIBOR + 2.400% Floor 2.400% 09/15/2036	7.593%	4,900,000	4,568,056

The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-VLT2 Class B
1-month Term SOFR + 3.129% Floor 3.129% 06/15/2040	8.276%	5,537,000	5,510,305
BX Commercial Mortgage Trust(b),(d)
Subordinated Series 2020-VIVA Class D
03/11/2044	3.667%	2,426,000	1,932,403
BX Trust(b)
Series 2019-OC11 Class C
12/09/2041	3.856%	3,439,000	2,914,695
BXMT Ltd.(b),(c)
Subordinated Series 2020-FL2 Class D
1-month Term SOFR + 1.950% Floor 1.950% 02/15/2038	7.109%	3,289,000	2,700,554
CSMC Trust(b),(c)
Subordinated Series 2021-BHAR Class B
1-month USD LIBOR + 1.150% Floor 1.500% 11/15/2038	6.343%	3,281,000	3,195,840
ELP Commercial Mortgage Trust(b),(c)
Subordinated Series 2021-ELP Class E
1-month USD LIBOR + 2.118% Floor 2.118% 11/15/2038	7.311%	5,704,000	5,471,467
Fontainebleau Miami Beach Trust(b),(d)
Subordinated Series 2019-FBLU Class D
12/10/2036	4.095%	2,989,000	2,824,866
One Market Plaza Trust(b)
Subordinated Series 2017-1MKT Class B
02/10/2032	3.845%	5,370,000	4,798,481
Shelter Growth CRE Issuer Ltd.(b),(c)
Series 2023-FL5 Class A
1-month Term SOFR + 2.754% Floor 2.754% 05/19/2038	7.754%	3,218,000	3,208,730
Tricon American Homes(b)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,400,000	6,558,610
Tricon American Homes Trust(b)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	7,500,000	6,340,181
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $62,880,773)			52,831,944

Corporate Bonds & Notes 27.6%

Aerospace & Defense 0.5%
Boeing Co. (The)
05/01/2050	5.805%	2,116,000	2,104,562
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Corp.
05/01/2040	5.150%	1,320,000	1,300,880
Raytheon Technologies Corp.
07/01/2050	3.125%	1,250,000	906,892
02/27/2053	5.375%	1,690,000	1,755,041
TransDigm, Inc.(b)
08/15/2028	6.750%	2,597,000	2,610,826
United Technologies Corp.
11/16/2028	4.125%	3,575,000	3,443,255
Total			12,121,456
Agencies 0.1%
Tennessee Valley Authority
09/15/2031	1.500%	2,100,000	1,691,055
Airlines 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	4,938,308	4,895,403
Automotive 1.0%
American Honda Finance Corp.
05/23/2025	5.000%	1,920,000	1,912,744
Ford Motor Credit Co. LLC
11/13/2025	3.375%	4,245,000	3,945,060
05/12/2028	6.800%	1,800,000	1,804,089
06/10/2030	7.200%	4,520,000	4,566,372
General Motors Financial Co., Inc.
06/20/2025	2.750%	5,666,000	5,337,953
04/06/2030	5.850%	1,527,000	1,513,730
Toyota Motor Credit Corp.
05/17/2030	4.550%	3,340,000	3,257,918
Total			22,337,866
Banking 5.7%
Banco Santander SA(e)
09/14/2027	1.722%	2,600,000	2,260,373
Bank of America Corp.(e)
07/22/2027	1.734%	9,890,000	8,824,921
10/22/2030	2.884%	12,272,000	10,569,194
10/20/2032	2.572%	1,775,000	1,444,724
04/27/2033	4.571%	1,425,000	1,339,057
Bank of New York Mellon Corp. (The)(e)
04/26/2027	4.947%	1,715,000	1,693,121
Barclays PLC(e)
11/24/2027	2.279%	1,750,000	1,540,682
BB&T Corp.
Subordinated
09/16/2025	3.625%	646,000	603,293

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BNP Paribas SA(b),(e)
06/09/2026	2.219%	1,305,000	1,208,793
06/12/2029	5.335%	2,020,000	1,993,673
Canadian Imperial Bank of Commerce
04/28/2028	5.001%	2,395,000	2,358,912
Citigroup, Inc.(e)
02/24/2028	3.070%	1,656,000	1,524,372
10/27/2028	3.520%	4,244,000	3,943,399
03/31/2031	4.412%	1,305,000	1,227,702
01/25/2033	3.057%	3,375,000	2,815,130
Commonwealth Bank of Australia
03/13/2026	5.316%	1,961,000	1,966,125
Credit Agricole SA(b),(f)
07/05/2026	5.589%	1,816,000	1,814,442
Danske Bank A/S(b),(e)
09/10/2027	1.549%	2,024,000	1,758,937
Goldman Sachs Group Inc (The)(e)
01/27/2032	1.992%	2,560,000	2,014,687
Goldman Sachs Group, Inc. (The)(e)
01/24/2025	1.757%	1,160,000	1,130,052
03/09/2027	1.431%	4,325,000	3,867,160
10/21/2027	1.948%	4,381,000	3,893,819
04/23/2029	3.814%	2,339,000	2,173,541
HSBC Holdings PLC(e)
05/24/2032	2.804%	4,770,000	3,861,049
Intesa Sanpaolo SpA(b)
06/20/2033	6.625%	1,570,000	1,562,734
JPMorgan Chase & Co.(e)
04/22/2027	1.578%	2,692,000	2,418,131
06/01/2029	2.069%	5,325,000	4,572,215
04/22/2031	2.522%	3,452,000	2,923,518
04/22/2032	2.580%	2,770,000	2,300,023
Lloyds Banking Group PLC(e)
03/06/2029	5.871%	984,000	976,870
Macquarie Group Ltd.(b),(e)
06/15/2034	5.887%	1,115,000	1,096,082
Mitsubishi UFJ Financial Group, Inc.(e)
07/20/2032	2.309%	1,592,000	1,265,938
Morgan Stanley(e)
10/21/2025	1.164%	4,786,000	4,474,467
02/18/2026	2.630%	5,368,000	5,095,779
12/10/2026	0.985%	1,185,000	1,057,216
02/01/2029	5.123%	828,000	817,106
04/20/2029	5.164%	2,124,000	2,100,620
01/22/2031	2.699%	3,885,000	3,307,131
10/20/2032	2.511%	2,330,000	1,879,937
PNC Financial Services Group, Inc. (The)(e)
06/12/2029	5.582%	989,000	984,577
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada
11/01/2027	6.000%	3,135,000	3,216,255
Societe Generale SA(b),(e)
01/21/2026	2.226%	816,000	757,664
01/10/2034	6.691%	1,274,000	1,294,727
State Street Corp.(e)
11/04/2028	5.820%	1,575,000	1,616,462
SunTrust Bank
Subordinated
05/15/2026	3.300%	2,105,000	1,929,624
Toronto-Dominion Bank (The)
01/12/2032	2.450%	2,000,000	1,637,344
Truist Bank(e)
Subordinated
09/17/2029	2.636%	1,623,000	1,497,193
UBS Group AG(b),(e)
08/10/2027	1.494%	4,792,000	4,118,024
US Bancorp(e)
10/21/2026	5.727%	2,260,000	2,267,762
06/12/2029	5.775%	1,412,000	1,411,442
Wells Fargo & Co.(e)
06/17/2027	3.196%	1,490,000	1,399,766
07/25/2033	4.897%	1,650,000	1,581,665
04/24/2034	5.389%	2,420,000	2,405,183
Total			127,792,613
Brokerage/Asset Managers/Exchanges 0.2%
Charles Schwab Corp. (The)(e)
05/19/2034	5.853%	907,000	920,555
Nasdaq, Inc.
02/15/2034	5.550%	2,043,000	2,051,078
08/15/2053	5.950%	906,000	927,265
Total			3,898,898
Building Materials 0.4%
Builders FirstSource, Inc.(b)
03/01/2030	5.000%	5,888,000	5,503,193
Fortune Brands Innovations, Inc.
06/01/2033	5.875%	780,000	781,702
Standard Industries, Inc.(b)
07/15/2030	4.375%	2,646,000	2,293,055
Total			8,577,950
Cable and Satellite 0.7%
CCO Holdings LLC/Holdings Capital Corp.(b)
01/15/2034	4.250%	4,660,000	3,523,176
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	1,955,000	1,840,778
07/01/2049	5.125%	1,340,000	1,051,010

The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
07/15/2036	3.200%	2,165,000	1,779,048
04/01/2040	3.750%	3,295,000	2,775,858
11/01/2056	2.937%	1,940,000	1,263,745
Cox Communications, Inc.(b)
08/15/2024	3.150%	659,000	638,378
02/01/2025	3.850%	1,180,000	1,141,989
06/15/2033	5.700%	1,770,000	1,787,215
Total			15,801,197
Chemicals 0.2%
Albemarle Corp.
06/01/2027	4.650%	2,931,000	2,856,283
CF Industries, Inc.
06/01/2043	4.950%	1,480,000	1,281,057
Total			4,137,340
Construction Machinery 0.6%
Ashtead Capital, Inc.(b)
08/11/2032	5.500%	2,770,000	2,680,211
05/30/2033	5.550%	938,000	915,988
John Deere Capital Corp.
01/20/2028	4.750%	4,224,000	4,217,622
10/11/2029	4.850%	1,042,000	1,043,774
06/10/2030	4.700%	1,925,000	1,912,630
United Rentals North America, Inc.(b)
12/15/2029	6.000%	2,290,000	2,285,607
Total			13,055,832
Consumer Products 0.5%
Clorox Co. (The)
05/15/2030	1.800%	2,595,000	2,125,285
05/01/2032	4.600%	2,370,000	2,314,631
GSK Consumer Healthcare Capital US LLC
03/24/2052	4.000%	1,150,000	954,401
Kenvue, Inc.(b)
03/22/2043	5.100%	4,975,000	5,055,656
Tempur Sealy International, Inc.(b)
10/15/2031	3.875%	2,336,000	1,907,852
Total			12,357,825
Diversified Manufacturing 0.6%
Chart Industries, Inc.(b)
01/01/2030	7.500%	3,050,000	3,112,460
GE Capital Funding LLC
05/15/2032	4.550%	2,400,000	2,326,320
Honeywell International, Inc.
01/15/2034	4.500%	2,095,000	2,048,950
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regal Rexnord Corp.(b)
04/15/2033	6.400%	2,727,000	2,721,926
Trane Technologies Financing Ltd.
03/03/2033	5.250%	996,000	1,007,811
Wabtec Corp.(e)
09/15/2028	4.950%	3,442,000	3,334,052
Total			14,551,519
Electric 3.0%
AEP Texas, Inc.
06/01/2033	5.400%	1,046,000	1,041,093
Ameren Corp.
01/15/2031	3.500%	2,975,000	2,659,629
Ameren Illinois Co.
06/01/2033	4.950%	1,180,000	1,170,784
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,623,000	1,351,198
06/01/2053	5.400%	1,000,000	1,018,285
CenterPoint Energy Houston Electric LLC
10/01/2032	4.450%	2,520,000	2,429,326
04/01/2033	4.950%	1,030,000	1,029,626
CenterPoint Energy, Inc.
06/01/2031	2.650%	1,923,000	1,606,717
Commonwealth Edison Co.
02/01/2053	5.300%	1,842,000	1,879,547
Dominion Energy, Inc.
08/01/2041	4.900%	1,890,000	1,694,292
DTE Energy Co.
06/01/2028	4.875%	1,370,000	1,340,623
Duke Energy Carolinas LLC
04/15/2031	2.550%	1,050,000	891,935
Duke Energy Corp.
06/15/2031	2.550%	1,460,000	1,208,710
08/15/2052	5.000%	1,540,000	1,409,426
Duke Energy Florida LLC
06/15/2030	1.750%	1,845,000	1,501,768
11/15/2042	3.850%	340,000	276,365
Duke Energy Indiana LLC
04/01/2053	5.400%	413,000	417,191
Duke Energy Progress LLC
12/01/2044	4.150%	3,185,000	2,649,146
03/15/2053	5.350%	850,000	855,525
Entergy Arkansas LLC
06/15/2051	2.650%	1,410,000	881,282
Exelon Corp.
03/15/2028	5.150%	1,361,000	1,356,328
FEL Energy VI Sarl(b)
12/01/2040	5.750%	3,604,685	3,080,845

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida Power & Light Co.
02/03/2032	2.450%	2,743,000	2,310,532
02/01/2042	4.125%	1,840,000	1,614,652
Georgia Power Co.
05/17/2033	4.950%	1,040,000	1,026,472
MidAmerican Energy Co.
10/15/2044	4.400%	2,030,000	1,772,679
NextEra Energy Capital Holdings, Inc.
02/28/2028	4.900%	1,870,000	1,851,557
02/28/2033	5.050%	1,120,000	1,105,123
02/28/2053	5.250%	1,007,000	972,117
Northern States Power Co.
04/01/2052	3.200%	1,685,000	1,206,728
05/15/2053	5.100%	1,790,000	1,763,744
NRG Energy, Inc.(b)
12/02/2025	2.000%	5,835,000	5,228,438
Oncor Electric Delivery Co. LLC(b)
09/15/2052	4.950%	1,000,000	964,153
Pacific Gas and Electric Co.
06/15/2033	6.400%	570,000	566,726
06/01/2041	4.200%	1,090,000	811,366
Palomino Funding Trust I(b)
05/17/2028	7.233%	1,650,000	1,655,488
PECO Energy Co.
08/15/2052	4.375%	2,400,000	2,120,994
Public Service Electric and Gas Co.
03/15/2032	3.100%	1,753,000	1,530,488
03/15/2033	4.650%	1,435,000	1,409,128
Southern Co.(The)
06/15/2033	5.200%	1,253,000	1,243,877
Union Electric Co.
04/01/2052	3.900%	1,456,000	1,186,003
03/15/2053	5.450%	1,670,000	1,703,286
WEC Energy Group, Inc.
10/15/2027	1.375%	2,148,000	1,835,501
Xcel Energy, Inc.
06/01/2030	3.400%	2,445,000	2,178,361
06/01/2032	4.600%	869,000	822,405
Total			68,629,459
Environmental 0.1%
Republic Services, Inc.
04/01/2034	5.000%	612,000	610,052
Waste Connections, Inc.
06/01/2032	3.200%	2,501,000	2,178,228
Total			2,788,280
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.2%
Aircastle Ltd.(b)
08/11/2025	5.250%	2,396,000	2,314,866
Golub Capital BDC, Inc.
08/24/2026	2.500%	1,110,000	962,061
Owl Rock Capital Corp.
07/15/2026	3.400%	431,000	382,056
OWL Rock Core Income Corp.
09/23/2026	3.125%	1,310,000	1,133,875
Total			4,792,858
Food and Beverage 1.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	5,740,000	5,589,002
02/01/2046	4.900%	4,685,000	4,474,632
JDE Peet’s NV(b)
09/24/2031	2.250%	2,995,000	2,311,498
Keurig Dr Pepper, Inc.
04/15/2032	4.050%	1,075,000	999,048
Kraft Heinz Foods Co.
06/04/2042	5.000%	6,740,000	6,304,572
Mars, Inc.(b)
04/20/2033	4.750%	3,335,000	3,305,755
Mondelez International, Inc.
03/17/2027	2.625%	2,100,000	1,939,138
Nestle Holdings, Inc.(b)
03/14/2033	4.850%	1,340,000	1,368,312
PepsiCo, Inc.
05/01/2030	1.625%	1,345,000	1,119,756
United Natural Foods, Inc.(b)
10/15/2028	6.750%	2,310,000	1,914,216
Total			29,325,929
Gaming 0.7%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,616,000	1,410,782
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	2,485,000	2,433,988
International Game Technology PLC(b)
01/15/2029	5.250%	6,160,000	5,826,641
Scientific Games International, Inc.(b)
11/15/2029	7.250%	3,281,000	3,294,562
VICI Properties LP/Note Co., Inc.(b)
08/15/2030	4.125%	2,770,000	2,440,794
Total			15,406,767

The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.4%
Baxter International, Inc.
02/01/2027	1.915%	1,690,000	1,501,679
CVS Health Corp.
02/21/2033	5.250%	2,475,000	2,465,535
03/25/2038	4.780%	1,955,000	1,802,171
03/25/2048	5.050%	2,655,000	2,448,497
02/21/2053	5.625%	3,385,000	3,363,073
Danaher Corp.
12/10/2051	2.800%	2,110,000	1,456,862
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	4,935,000	4,992,252
HCA, Inc.
07/15/2031	2.375%	1,690,000	1,351,962
06/01/2033	5.500%	2,071,000	2,067,037
06/01/2053	5.900%	2,300,000	2,280,322
IQVIA, Inc.(b)
05/15/2028	5.700%	1,415,000	1,401,930
Kaiser Foundation Hospitals
06/01/2051	3.002%	1,575,000	1,104,363
Novant Health, Inc.
11/01/2051	3.168%	1,880,000	1,348,725
Universal Health Services, Inc.
09/01/2026	1.650%	3,813,000	3,341,785
Total			30,926,193
Healthcare Insurance 0.7%
Centene Corp.
12/15/2029	4.625%	3,567,000	3,286,593
02/15/2030	3.375%	3,474,000	2,987,165
Elevance Health, Inc.
02/15/2053	5.125%	1,070,000	1,035,506
UnitedHealth Group, Inc.
04/15/2033	4.500%	4,380,000	4,270,521
02/15/2053	5.875%	1,665,000	1,847,018
04/15/2053	5.050%	2,115,000	2,099,629
Total			15,526,432
Home Construction 0.2%
DR Horton, Inc.
10/15/2024	2.500%	2,850,000	2,729,641
KB Home
11/15/2029	4.800%	2,605,000	2,399,230
Total			5,128,871
Independent Energy 1.0%
Aker BP ASA(b)
06/13/2033	6.000%	3,390,000	3,391,723
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Antero Resources Corp.(b)
02/01/2029	7.625%	1,693,000	1,728,250
Diamondback Energy, Inc.
03/15/2033	6.250%	2,140,000	2,216,252
EQT Corp.
04/01/2028	5.700%	2,148,000	2,129,853
Geopark Ltd.(b)
01/17/2027	5.500%	2,250,000	1,854,350
MEG Energy Corp.(b)
02/01/2029	5.875%	4,635,000	4,356,395
Occidental Petroleum Corp.
09/01/2030	6.625%	2,569,000	2,669,119
Southwestern Energy Co.
03/15/2030	5.375%	4,742,000	4,424,996
Total			22,770,938
Integrated Energy 0.3%
BP Capital Markets America, Inc.
06/17/2041	3.060%	1,720,000	1,306,139
Cenovus Energy, Inc.
01/15/2032	2.650%	1,910,000	1,542,108
Shell International Finance BV
11/07/2029	2.375%	2,170,000	1,902,522
05/11/2045	4.375%	1,200,000	1,081,307
Total			5,832,076
Life Insurance 0.0%
Five Corners Funding Trust III(b)
02/15/2033	5.791%	904,000	918,790
Lodging 0.1%
Marriott International, Inc.
10/15/2032	3.500%	1,437,000	1,240,893
Media and Entertainment 0.5%
CBS Corp.
01/15/2026	4.000%	2,471,000	2,354,872
Fox Corp.
01/25/2039	5.476%	1,369,000	1,279,299
Gray Escrow II, Inc.(b)
11/15/2031	5.375%	3,640,000	2,426,418
ViacomCBS, Inc.
01/15/2031	4.950%	1,690,000	1,526,563
Warnermedia Holdings, Inc.
03/15/2027	3.755%	1,316,000	1,227,926
03/15/2032	4.279%	635,000	562,652
03/15/2052	5.141%	1,630,000	1,329,185

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPP Finance 2010
09/19/2024	3.750%	445,000	431,651
Total			11,138,566
Metals and Mining 0.2%
Glencore Funding LLC(b)
09/23/2031	2.625%	2,975,000	2,393,645
Minera Mexico SA de CV(b)
01/26/2050	4.500%	668,000	523,134
South32 Treasury Ltd.(b)
04/14/2032	4.350%	2,125,000	1,864,499
Total			4,781,278
Midstream 0.8%
Enbridge, Inc.
03/08/2033	5.700%	2,228,000	2,258,765
Energy Transfer LP
02/15/2033	5.750%	2,106,000	2,119,374
Energy Transfer Partners LP
03/15/2035	4.900%	1,870,000	1,718,124
Enterprise Products Operating LLC
03/15/2044	4.850%	1,708,000	1,574,633
Galaxy Pipeline Assets Bidco Ltd.(b)
09/30/2040	2.940%	2,849,550	2,291,695
Kinder Morgan Energy Partners LP
09/01/2039	6.500%	1,205,000	1,230,658
MPLX LP
03/01/2053	5.650%	606,000	566,413
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	3,150,000	3,101,471
Venture Global Calcasieu Pass LLC(b)
11/01/2033	3.875%	1,949,000	1,602,123
Western Midstream Operating LP
04/01/2033	6.150%	1,358,000	1,367,087
Total			17,830,343
Natural Gas 0.5%
Infraestructura Energetica Nova SAB de CV(b)
01/15/2051	4.750%	3,400,000	2,526,602
Sempra Energy
06/15/2027	3.250%	3,200,000	2,959,569
08/01/2033	5.500%	2,735,000	2,721,124
Southern Co. Gas Capital Corp.
01/15/2031	1.750%	2,835,000	2,229,004
Total			10,436,299
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Office REIT 0.0%
Alexandria Real Estate Equities, Inc.
07/30/2029	4.500%	264,000	249,920
Oil Field Services 0.2%
Helmerich & Payne, Inc.
09/29/2031	2.900%	3,232,000	2,607,601
Schlumberger Investment SA
05/15/2033	4.850%	1,020,000	1,005,463
Total			3,613,064
Other Industry 0.1%
Quanta Services, Inc.
01/15/2032	2.350%	3,120,000	2,455,829
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	1,180,000	1,110,672
02/01/2027	4.250%	1,519,000	1,319,674
Total			2,430,346
Other Utility 0.1%
Essential Utilities, Inc.
04/15/2030	2.704%	2,570,000	2,177,343
Packaging 0.1%
Sonoco Products Co.
02/01/2027	2.250%	2,314,000	2,066,227
Pharmaceuticals 1.3%
AbbVie, Inc.
11/06/2042	4.400%	4,700,000	4,207,888
Amgen, Inc.
08/18/2029	4.050%	4,715,000	4,464,198
03/02/2033	5.250%	4,301,000	4,305,338
03/02/2053	5.650%	2,300,000	2,331,743
Bristol Myers Squibb Co.
11/13/2050	2.550%	1,968,000	1,281,538
Eli Lilly & Co.
02/27/2053	4.875%	1,720,000	1,767,015
Merck & Co., Inc.
05/17/2053	5.000%	600,000	607,503
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	2,870,000	2,860,382
05/19/2043	5.110%	3,565,000	3,566,166
05/19/2053	5.300%	2,300,000	2,394,852
Roche Holdings, Inc.(b)
12/13/2051	2.607%	2,850,000	1,931,008

The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viatris, Inc.
06/22/2050	4.000%	888,000	587,406
Total			30,305,037
Property & Casualty 0.2%
Allstate Corp. (The)
03/30/2033	5.250%	2,316,000	2,308,563
Progressive Corp.(The)
06/15/2033	4.950%	1,820,000	1,806,594
Total			4,115,157
Railroads 0.4%
Burlington Northern Santa Fe LLC
04/01/2045	4.150%	2,035,000	1,771,048
09/15/2051	3.300%	1,325,000	989,373
04/15/2054	5.200%	1,098,000	1,120,337
CSX Corp.
03/15/2029	4.250%	1,900,000	1,841,079
Union Pacific Corp.
08/15/2039	3.550%	3,365,000	2,817,930
Total			8,539,767
Restaurants 0.1%
Starbucks Corp.
02/15/2026	4.750%	2,740,000	2,713,078
Retail REIT 0.3%
Federal Realty Investment Trust
06/01/2030	3.500%	2,376,000	2,072,442
Kimco Realty Corp.
02/01/2033	4.600%	4,030,000	3,730,820
National Retail Properties, Inc.
10/15/2048	4.800%	1,730,000	1,433,641
Total			7,236,903
Retailers 0.4%
Lowe’s Companies, Inc.
04/01/2031	2.625%	4,855,000	4,095,716
07/01/2053	5.750%	2,815,000	2,860,730
O’Reilly Automotive, Inc.
06/15/2032	4.700%	1,687,000	1,624,606
Total			8,581,052
Technology 0.9%
Apple, Inc.
08/08/2052	3.950%	3,795,000	3,343,034
Broadcom, Inc.(b)
04/15/2033	3.419%	1,345,000	1,126,013
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dell International LLC/EMC Corp.
07/15/2036	8.100%	791,000	918,861
Equinix, Inc.
11/18/2026	2.900%	2,330,000	2,137,643
07/15/2027	1.800%	1,470,000	1,273,667
Intel Corp.
02/10/2033	5.200%	2,750,000	2,775,627
02/10/2053	5.700%	1,474,000	1,501,480
International Business Machines Corp.
02/06/2033	4.750%	1,875,000	1,839,601
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	3,390,000	2,763,135
Oracle Corp.
07/15/2036	3.850%	1,017,000	850,343
04/01/2040	3.600%	2,608,000	2,018,049
Total			20,547,453
Transportation Services 0.1%
GXO Logistics, Inc.
07/15/2031	2.650%	2,318,000	1,808,019
Treasury 0.3%
Romanian Government International Bond(b)
02/17/2028	6.625%	5,926,000	6,100,458
Wireless 0.7%
American Tower Corp.
07/15/2033	5.550%	623,000	627,488
Crown Castle International Corp.
07/01/2050	4.150%	1,484,000	1,177,250
Sprint Capital Corp.
11/15/2028	6.875%	9,458,000	10,028,820
03/15/2032	8.750%	1,845,000	2,229,975
Vodafone Group PLC
06/19/2049	4.875%	2,335,000	2,070,635
Total			16,134,168
Wirelines 0.6%
AT&T, Inc.
02/15/2034	5.400%	1,225,000	1,228,056
05/15/2035	4.500%	2,621,000	2,408,214
08/15/2037	4.900%	2,185,000	2,049,905
03/09/2049	4.550%	1,480,000	1,255,201
Telecom Italia Capital SA
11/15/2033	6.375%	2,100,000	1,781,874
Telefonica Emisiones SAU
03/06/2048	4.895%	1,300,000	1,087,894

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/21/2031	2.550%		1,335,000	1,114,969
01/15/2036	4.272%		2,450,000	2,212,835
03/15/2039	4.812%		960,000	898,297
Total				14,037,245
Total Corporate Bonds & Notes (Cost $665,114,471)				621,803,992

Foreign Government Obligations(a),(g) 3.5%

Canada 1.1%
Canadian Government Bond
03/01/2028	3.500%	CAD	34,000,000	25,449,809
Germany 1.1%
Bundesrepublik Deutschland Bundesanleihe(b),(h)
02/15/2032	0.000%	EUR	10,000,000	8,932,689
05/15/2035	0.000%	EUR	7,500,000	6,158,293
Bundesrepublik Deutschland Bundesanleihe(b)
08/15/2032	1.700%	EUR	10,000,000	10,324,364
Total				25,415,346
Mexico 0.4%
Mexico Government International Bond
02/09/2035	6.350%		952,000	1,002,033
Petroleos Mexicanos
02/16/2032	6.700%		4,300,000	3,275,789
Petroleos Mexicanos(b)
02/07/2033	10.000%		4,890,000	4,476,979
Total				8,754,801
Norway 0.0%
Equinor ASA
11/18/2049	3.250%		1,590,000	1,193,908
Peru 0.1%
Peruvian Government International Bond
01/15/2034	3.000%		1,750,000	1,452,254
Qatar 0.1%
Ooredoo International Finance Ltd.(b)
04/08/2031	2.625%		1,900,000	1,641,652
Saudi Arabia 0.5%
SA Global Sukuk Ltd.(b)
06/17/2031	2.694%		7,000,000	6,024,857
Saudi Government International Bond(b)
01/18/2028	4.750%		2,027,000	2,009,690
10/25/2032	5.500%		2,490,000	2,615,919
Total				10,650,466
Foreign Government Obligations(a),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(b)
04/29/2028	2.000%	2,240,000	1,990,192
United States 0.1%
Antares Holdings LP(b)
01/15/2027	2.750%	1,876,000	1,543,343
DAE Funding LLC(b)
08/01/2024	1.550%	1,218,000	1,155,314
Total			2,698,657
Total Foreign Government Obligations (Cost $81,207,210)			79,247,085

Inflation-Indexed Bonds 1.4%

United States 1.4%
U.S. Treasury Inflation-Indexed Bond
07/15/2023	0.375%	16,946,280	16,940,158
01/15/2024	0.625%	15,601,680	15,333,989
Total			32,274,147
Total Inflation-Indexed Bonds (Cost $32,424,165)			32,274,147

Municipal Bonds 1.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	1,617,635
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	554,935
University of California
Revenue Bonds
Taxable
Series 2021BJ
05/15/2051	3.071%	1,255,000	886,127
Total			3,058,697
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	1,700,060

The accompanying Notes to Financial Statements are an integral part of this statement.
16	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,119,631
Total			2,819,691
Local General Obligation 0.1%
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	708,997
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	998,118
Total			1,707,115
Municipal Power 0.1%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	989,321
Texas Natural Gas Securitization Finance
Series 2023
04/01/2041	5.169%	1,635,000	1,682,676
Total			2,671,997
Other Bond Issue 0.0%
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	910,000	879,751
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	1,998,952
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%	2,085,000	2,179,180
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,750,078
New York State Dormitory Authority
Unrefunded Revenue Bonds
Taxable
Series 2019F
02/15/2043	3.190%	1,265,000	992,568
Total			2,742,646
State Appropriated 0.2%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,115,727
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,720,163
Total			4,835,890
State General Obligation 0.3%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,445,000	4,159,750
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,238,354
Total			6,398,104
Tobacco 0.2%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	4,635,000	3,771,556
Turnpike / Bridge / Toll Road 0.3%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010S-1
04/01/2040	6.918%	1,265,000	1,490,437

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	1,887,669
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,597,000
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	1,932,873
Total			6,907,979
Water & Sewer 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,125,983
Total Municipal Bonds (Cost $46,387,248)			41,097,541

Residential Mortgage-Backed Securities - Agency 26.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)
12-month USD LIBOR + 1.867% Cap 10.024% 07/01/2036	4.727%	576,650	580,845
1-year CMT + 2.135% Cap 10.703% 10/01/2036	4.200%	471,336	478,077
1-year CMT + 2.256% Cap 10.177% 04/01/2037	4.487%	508,692	513,318
12-month USD LIBOR + 1.890% Cap 9.014% 07/01/2041	4.235%	167,799	165,621
12-month USD LIBOR + 1.650% Cap 7.140% 12/01/2042	3.900%	344,675	339,554
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
02/01/2038- 11/01/2052	6.000%	21,622,885	21,936,101
05/01/2050- 05/01/2052	3.500%	12,220,364	11,234,596
10/01/2050- 05/01/2051	2.500%	17,199,978	14,666,803
07/01/2051- 02/01/2052	3.000%	29,650,586	26,207,607
08/01/2051	2.000%	10,251,559	8,389,545
05/01/2052- 06/01/2052	4.000%	35,151,723	33,180,630
07/01/2052- 08/01/2052	5.000%	13,085,920	12,867,837
10/01/2052	4.500%	29,983,819	28,860,817
12/01/2052	5.500%	3,750,145	3,743,094
Federal National Mortgage Association
12/01/2033- 09/01/2037	6.000%	626,279	647,928
05/01/2036- 03/01/2052	2.000%	33,390,536	28,190,473
04/01/2039- 09/01/2052	4.500%	15,123,714	14,717,555
05/01/2039- 01/01/2053	6.500%	19,491,341	19,906,950
12/01/2040- 05/01/2052	3.500%	55,119,269	50,642,480
08/01/2041- 05/01/2052	4.000%	38,872,464	36,689,300
05/01/2050- 06/01/2052	3.000%	37,089,897	32,942,606
06/01/2050- 05/01/2052	2.500%	65,167,416	55,534,823
08/01/2052- 09/01/2052	5.000%	20,209,268	19,868,981
10/01/2052- 01/01/2053	5.500%	30,153,311	30,089,991
Federal National Mortgage Association(c)
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.158% 06/01/2035	6.878%	781,804	792,257
6-month USD LIBOR + 1.565% Floor 1.565, Cap 11.342 06/01/2035	6.940%	682,293	691,784
1-year CMT + 2.151% Floor 2.151%, Cap 9.622% 03/01/2038	4.276%	741,298	753,722
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.182% 03/01/2047	3.182%	982,323	927,935
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.116% 04/01/2047	3.116%	808,200	763,106

The accompanying Notes to Financial Statements are an integral part of this statement.
18	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	5.450%	298,079	295,935
Government National Mortgage Association
02/15/2040- 06/15/2041	4.500%	6,495,876	6,413,433
03/15/2040- 04/20/2053	5.000%	11,444,658	11,258,491
11/20/2040	4.000%	393,959	382,521
04/20/2042- 06/20/2051	3.500%	10,021,984	9,397,774
04/20/2050- 07/20/2050	3.000%	22,692,242	20,454,552
10/20/2050	2.000%	31,829,540	26,908,257
11/20/2050- 12/20/2051	2.500%	44,227,285	38,191,398
Government National Mortgage Association TBA(f)
07/20/2053	5.500%	20,289,000	20,193,895
Total Residential Mortgage-Backed Securities - Agency (Cost $611,234,718)			589,820,592

Residential Mortgage-Backed Securities - Non-Agency 3.5%

Angel Oak Mortgage Trust(b),(d)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,507,452
Bellemeade Re Ltd.(b),(c)
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	8.050%	3,162,325	3,174,961
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	7.100%	1,208,263	1,210,921
CHNGE Mortgage Trust(b),(d)
CMO Series 2022-NQM1 Class A2
06/25/2067	5.820%	4,619,524	4,475,501
CMO Series 2023-1 Class A1
03/25/2058	7.065%	4,555,182	4,522,374
CMO Series 2023-2 Class A3
06/25/2058	7.436%	3,761,205	3,716,448
Citigroup Mortgage Loan Trust(b),(d)
Subordinated CMO Series 2015-PS1 Class B3
09/25/2042	5.250%	4,286,456	3,984,500
Connecticut Avenue Securities Trust(b),(c),(f)
CMO Series 2023-R05 Class 1M1
30-day Average SOFR + 1.900% Floor 1.900% 06/25/2043	6.967%	3,306,000	3,309,099
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(b),(c)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 4.000% Floor 4.000% 11/25/2028	9.150%	3,000,000	3,118,740
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% Floor 3.000% 11/25/2028	8.150%	8,130,000	8,208,163
Fannie Mae Connecticut Avenue Securities(c)
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	7.750%	876,718	884,389
Freddie Mac STACR REMIC Trust(b),(c)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	8.250%	1,506,595	1,544,991
Freddie Mac Structured Agency Credit Risk Debt Notes(b),(c)
CMO Series 2023-HQA2 Class M1A
30-day Average SOFR + 2.000% 06/25/2043	7.067%	4,100,000	4,112,812
GCAT Trust(b),(d)
CMO Series 2023-NQM2 Class A2
11/25/2067	6.243%	3,171,182	3,134,638
Genworth Mortgage Insurance Corp.(b),(c)
CMO Series 2021-1 Class M2
1-month USD LIBOR + 3.900% Floor 3.900% 08/25/2033	9.050%	1,882,118	1,893,379
Home Re Ltd.(b),(c)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	8.150%	4,045,009	4,076,258
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	10.400%	2,484,388	2,518,490
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	7.917%	2,550,000	2,574,190
Homeward Opportunities Fund I Trust(b),(d)
CMO Series 2020-2 Class B3
05/25/2065	5.475%	7,075,000	5,961,486
JPMorgan Mortgage Trust(d)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.167%	173,432	162,970
CMO Series 2006-A4 Class 3A1
06/25/2036	4.055%	878,538	611,306

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(b),(c)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	6.917%	2,606,456	2,605,757
Residential Mortgage Loan Trust(b),(d)
Subordinated CMO Series 2019-3 Class B1
09/25/2059	3.810%	4,750,000	4,000,604
Verus Securitization Trust(b),(d)
CMO Series 2022-INV1 Class A2
08/25/2067	5.802%	4,173,137	4,108,090
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	148,194	131,908
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $81,365,490)			78,549,427

U.S. Treasury Obligations 21.4%

U.S. Treasury(i)
02/15/2025	1.500%	20,000,000	18,877,344
08/15/2051	2.000%	5,000,000	3,409,375
U.S. Treasury
01/15/2026	3.875%	1,500,000	1,472,109
03/15/2026	4.625%	27,000,000	27,031,641
06/15/2026	4.125%	56,000,000	55,426,875
02/29/2028	4.000%	30,000,000	29,784,375
04/30/2028	3.500%	6,000,000	5,829,844
05/31/2028	3.625%	44,900,000	43,921,321
06/30/2028	4.000%	20,000,000	19,890,625
11/30/2029	3.875%	15,000,000	14,867,578
12/31/2029	3.875%	3,500,000	3,470,469
02/28/2030	4.000%	18,000,000	17,991,562
03/31/2030	3.625%	18,000,000	17,611,875
04/30/2030	3.500%	11,500,000	11,169,375
05/31/2030	3.750%	22,500,000	22,190,625
06/30/2030	3.750%	4,000,000	3,946,875
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2039	3.500%	5,500,000	5,272,266
08/15/2040	1.125%	2,000,000	1,286,563
11/15/2040	1.375%	3,000,000	2,008,125
05/15/2041	2.250%	5,000,000	3,851,562
02/15/2042	2.375%	4,500,000	3,504,375
05/15/2042	3.000%	4,500,000	3,868,594
05/15/2042	3.250%	13,000,000	11,602,500
08/15/2042	3.375%	21,700,000	19,699,531
11/15/2042	4.000%	18,000,000	17,895,937
02/15/2043	3.875%	22,000,000	21,456,875
05/15/2043	3.875%	16,500,000	16,102,969
11/15/2043	3.750%	3,000,000	2,866,406
02/15/2044	3.625%	900,000	843,188
11/15/2044	3.000%	15,000,000	12,696,094
11/15/2047	2.750%	3,000,000	2,413,594
05/15/2049	2.875%	5,500,000	4,547,812
08/15/2049	2.250%	3,500,000	2,544,609
11/15/2049	2.375%	7,000,000	5,230,312
05/15/2050	1.250%	1,800,000	1,012,500
02/15/2051	1.875%	3,800,000	2,517,500
08/15/2052	3.000%	1,500,000	1,276,172
11/15/2052	4.000%	37,500,000	38,542,969
02/15/2053	3.625%	4,000,000	3,841,875
Total U.S. Treasury Obligations (Cost $505,357,665)			481,774,196

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(j),(k)	37,463,936	37,448,951
Total Money Market Funds (Cost $37,446,113)		37,448,951
Total Investments in Securities (Cost: $2,344,764,013)		2,219,227,525
Other Assets & Liabilities, Net		32,885,370
Net Assets		2,252,112,895

At June 30, 2023, securities and/or cash totaling $20,744,941 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,016,604 CAD	12,770,797 USD	JPMorgan	09/15/2023	—	(89,161)
26,394,028 CAD	19,771,813 USD	UBS	09/15/2023	—	(174,944)
23,375,663 EUR	25,258,339 USD	UBS	09/15/2023	—	(342,781)
Total				—	(606,886)

The accompanying Notes to Financial Statements are an integral part of this statement.
20	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	197	09/2023	USD	25,000,531	—	(237,726)
U.S. Treasury 10-Year Note	825	09/2023	USD	92,619,141	—	(721,967)
U.S. Treasury 2-Year Note	2,082	09/2023	USD	423,361,688	—	(3,825,661)
U.S. Treasury 5-Year Note	1,901	09/2023	USD	203,585,219	—	(1,960,230)
U.S. Treasury Ultra 10-Year Note	471	09/2023	USD	55,784,063	—	(304,953)
U.S. Treasury Ultra Bond	79	09/2023	USD	10,761,281	—	(38,766)
Total					—	(7,089,303)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Goldman Sachs	12/20/2027	5.000	Quarterly	USD	44,599,500	(1,025,763)	—	—	—	(1,025,763)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $511,505,480, which represents 22.71% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2023.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Zero coupon bond.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	27,527,770	677,845,743	(667,926,634)	2,072	37,448,951	(34,135)	1,755,935	37,463,936
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	21

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Currency Legend
CAD	Canada Dollar
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	204,379,650	—	204,379,650
Commercial Mortgage-Backed Securities - Non-Agency	—	52,831,944	—	52,831,944
Corporate Bonds & Notes	—	621,803,992	—	621,803,992
Foreign Government Obligations	—	79,247,085	—	79,247,085
Inflation-Indexed Bonds	—	32,274,147	—	32,274,147
Municipal Bonds	—	41,097,541	—	41,097,541
Residential Mortgage-Backed Securities - Agency	—	589,820,592	—	589,820,592
Residential Mortgage-Backed Securities - Non-Agency	—	78,549,427	—	78,549,427
U.S. Treasury Obligations	—	481,774,196	—	481,774,196
Money Market Funds	37,448,951	—	—	37,448,951
Total Investments in Securities	37,448,951	2,181,778,574	—	2,219,227,525
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
22	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(606,886)	—	(606,886)
Futures Contracts	(7,089,303)	—	—	(7,089,303)
Swap Contracts	—	(1,025,763)	—	(1,025,763)
Total	30,359,648	2,180,145,925	—	2,210,505,573
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	23

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,307,317,900)	$2,181,778,574
Affiliated issuers (cost $37,446,113)	37,448,951
Foreign currency (cost $524,035)	522,798
Receivable for:
Investments sold	5,969,849
Investments sold on a delayed delivery basis	52,376,918
Capital shares sold	15,273
Dividends	128,801
Interest	15,847,328
Foreign tax reclaims	19,633
Variation margin for futures contracts	525,037
Prepaid expenses	14,035
Total assets	2,294,647,197
Liabilities
Due to custodian	30,693
Unrealized depreciation on forward foreign currency exchange contracts	606,886
Payable for:
Investments purchased	12,826,394
Investments purchased on a delayed delivery basis	28,292,817
Capital shares redeemed	86,285
Variation margin for futures contracts	67,780
Variation margin for swap contracts	333,933
Management services fees	29,870
Distribution and/or service fees	141
Service fees	954
Compensation of board members	213,350
Compensation of chief compliance officer	219
Other expenses	44,980
Total liabilities	42,534,302
Net assets applicable to outstanding capital stock	$2,252,112,895
Represented by
Paid in capital	2,617,962,544
Total distributable earnings (loss)	(365,849,649)
Total - representing net assets applicable to outstanding capital stock	$2,252,112,895
Class 1
Net assets	$2,231,495,310
Shares outstanding	243,720,257
Net asset value per share	$9.16
Class 2
Net assets	$20,617,585
Shares outstanding	2,264,631
Net asset value per share	$9.10
The accompanying Notes to Financial Statements are an integral part of this statement.
24	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$1,755,935
Interest	49,505,090
Interfund lending	6,684
Foreign taxes withheld	(47,119)
Total income	51,220,590
Expenses:
Management services fees	5,518,096
Distribution and/or service fees
Class 2	24,551
Service fees	6,172
Compensation of board members	23,682
Custodian fees	28,315
Printing and postage fees	4,430
Accounting services fees	20,145
Legal fees	21,077
Interest on collateral	24,373
Compensation of chief compliance officer	218
Other	20,186
Total expenses	5,691,245
Net investment income	45,529,345
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(75,923,580)
Investments — affiliated issuers	(34,135)
Foreign currency translations	14,161
Forward foreign currency exchange contracts	10,401
Futures contracts	(16,547,188)
Swap contracts	(2,750,497)
Net realized loss	(95,230,838)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	91,443,845
Investments — affiliated issuers	2,072
Foreign currency translations	696
Forward foreign currency exchange contracts	(575,981)
Futures contracts	(1,039,723)
Swap contracts	321,537
Net change in unrealized appreciation (depreciation)	90,152,446
Net realized and unrealized loss	(5,078,392)
Net increase in net assets resulting from operations	$40,450,953
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	25

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$45,529,345	$73,564,587
Net realized loss	(95,230,838)	(246,860,296)
Net change in unrealized appreciation (depreciation)	90,152,446	(245,862,272)
Net increase (decrease) in net assets resulting from operations	40,450,953	(419,157,981)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(137,963,723)
Class 2	—	(1,078,112)
Total distributions to shareholders	—	(139,041,835)
Decrease in net assets from capital stock activity	(26,220,095)	(139,015,555)
Total increase (decrease) in net assets	14,230,858	(697,215,371)
Net assets at beginning of period	2,237,882,037	2,935,097,408
Net assets at end of period	$2,252,112,895	$2,237,882,037

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	434,157	4,008,382	1,471,973	14,224,157
Distributions reinvested	—	—	14,446,463	137,963,723
Shares redeemed	(3,461,344)	(32,009,567)	(28,043,771)	(293,997,166)
Net decrease	(3,027,187)	(28,001,185)	(12,125,335)	(141,809,286)
Class 2
Shares sold	276,756	2,530,774	379,780	3,799,338
Distributions reinvested	—	—	113,247	1,078,112
Shares redeemed	(81,869)	(749,684)	(215,932)	(2,083,719)
Net increase	194,887	1,781,090	277,095	2,793,731
Total net decrease	(2,832,300)	(26,220,095)	(11,848,240)	(139,015,555)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

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CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$8.99	0.18	(0.01)	0.17	—	—	—
Year Ended 12/31/2022	$11.26	0.30	(1.99)	(1.69)	(0.31)	(0.27)	(0.58)
Year Ended 12/31/2021	$11.72	0.28	(0.23)	0.05	(0.26)	(0.25)	(0.51)
Year Ended 12/31/2020	$11.01	0.24	0.70	0.94	(0.23)	—	(0.23)
Year Ended 12/31/2019	$10.65	0.31	0.71	1.02	(0.66)	—	(0.66)
Year Ended 12/31/2018	$11.15	0.37	(0.49)	(0.12)	(0.31)	(0.07)	(0.38)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$8.95	0.17	(0.02)	0.15	—	—	—
Year Ended 12/31/2022	$11.21	0.27	(1.98)	(1.71)	(0.28)	(0.27)	(0.55)
Year Ended 12/31/2021	$11.66	0.25	(0.21)	0.04	(0.24)	(0.25)	(0.49)
Year Ended 12/31/2020	$10.96	0.21	0.69	0.90	(0.20)	—	(0.20)
Year Ended 12/31/2019	$10.61	0.28	0.70	0.98	(0.63)	—	(0.63)
Year Ended 12/31/2018	$11.11	0.34	(0.49)	(0.15)	(0.28)	(0.07)	(0.35)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$9.16	1.89%	0.50%(c)	0.50%(c)	4.01%	70%	$2,231,495
Year Ended 12/31/2022	$8.99	(15.29%)	0.50%(c)	0.50%(c)	3.03%	194%	$2,219,348
Year Ended 12/31/2021	$11.26	0.45%	0.49%(c)	0.49%(c)	2.44%	218%	$2,915,004
Year Ended 12/31/2020	$11.72	8.55%	0.49%(c)	0.49%(c)	2.12%	226%	$3,052,174
Year Ended 12/31/2019	$11.01	9.73%	0.50%(c)	0.50%(c)	2.84%	94%	$2,900,664
Year Ended 12/31/2018	$10.65	(1.05%)	0.48%(c)	0.48%(c)	3.42%	136%	$1,992,309
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$9.10	1.68%	0.75%(c)	0.75%(c)	3.76%	70%	$20,618
Year Ended 12/31/2022	$8.95	(15.51%)	0.75%(c)	0.75%(c)	2.79%	194%	$18,534
Year Ended 12/31/2021	$11.21	0.29%	0.74%(c)	0.74%(c)	2.18%	218%	$20,094
Year Ended 12/31/2020	$11.66	8.24%	0.74%(c)	0.74%(c)	1.88%	226%	$21,774
Year Ended 12/31/2019	$10.96	9.40%	0.75%(c)	0.75%(c)	2.58%	94%	$18,712
Year Ended 12/31/2018	$10.61	(1.31%)	0.73%(c)	0.73%(c)	3.17%	136%	$13,100
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	29

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
CTIVP® – American Century Diversified Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
30	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to generate total return through long and short positions versus the U.S. dollar and to generate interest rate differential yield. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
32	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a credit sector and to increase or decrease its credit exposure to a basket of debt securities as a protection buyer ‘or seller’ to reduce ‘or increase’ overall credit exposure . These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,025,763*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	606,886
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,089,303*
Total		8,721,952

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
34	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(2,750,497)	(2,750,497)
Foreign exchange risk	10,401	—	—	10,401
Interest rate risk	—	(16,547,188)	—	(16,547,188)
Total	10,401	(16,547,188)	(2,750,497)	(19,287,284)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	321,537	321,537
Foreign exchange risk	(575,981)	—	—	(575,981)
Interest rate risk	—	(1,039,723)	—	(1,039,723)
Total	(575,981)	(1,039,723)	321,537	(1,294,167)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	710,937,697*
Futures contracts — short	206,085**
Credit default swap contracts — buy protection	44,824,750*

Derivative instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Forward foreign currency exchange contracts	55,618	(422,363)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2023.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	35

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
	Goldman Sachs ($)	JPMorgan ($)	UBS ($)	Total ($)
Liabilities
Centrally cleared credit default swap contracts (a)	333,933	-	-	333,933
Forward foreign currency exchange contracts	-	89,161	517,725	606,886
Total liabilities	333,933	89,161	517,725	940,819
Total financial and derivative net assets	(333,933)	(89,161)	(517,725)	(940,819)
Total collateral received (pledged) (b)	(333,933)	-	-	(333,933)
Net amount (c)	-	(89,161)	(517,725)	(606,886)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
36	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	37

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.49% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with American Century Investment Management, Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
38	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2023 through April 30, 2024	Voluntary expense cap May 1, 2023 through June 30, 2023	Contractual expense cap prior to May 1, 2023
Class 1	0.54%	0.54%	0.54%
Class 2	0.79	0.79	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	39

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,344,764,000	5,039,000	(139,297,000)	(134,258,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(171,642,227)	(82,698,801)	(254,341,028)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,551,862,327 and $1,583,320,280, respectively, for the six months ended June 30, 2023, of which $901,792,436 and $866,157,387, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
40	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	9,160,000	4.95	5
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	41

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
42	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	43

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – American Century Diversified Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and American Century Investment Management, Inc. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
44	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	45

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
46	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023	47

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
48	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2023

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CTIVP® – American Century Diversified Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7028_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
CTIVP® – Principal Blue Chip Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Principal Blue Chip Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – Principal Blue Chip Growth Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Principal Global Investors, LLC
K. William Nolin, CFA
Thomas Rozycki, CFA
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	21.85	21.30	11.26	13.84
Class 2	05/07/10	21.71	21.00	10.98	13.56
Russell 1000 Growth Index		29.02	27.11	15.14	15.74
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	100.0
Money Market Funds	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	9.5
Consumer Discretionary	13.2
Consumer Staples	0.9
Financials	26.7
Health Care	6.5
Industrials	10.6
Information Technology	23.6
Materials	2.4
Real Estate	6.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,218.50	1,021.44	3.87	3.53	0.70
Class 2	1,000.00	1,000.00	1,217.10	1,020.19	5.25	4.78	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.0%
Issuer	Shares	Value ($)
Communication Services 9.5%
Entertainment 3.1%
Netflix, Inc.(a)	155,776	68,617,770
Interactive Media & Services 6.4%
Alphabet, Inc., Class A(a)	836,418	100,119,235
Alphabet, Inc., Class C(a)	350,015	42,341,314
Total		142,460,549
Total Communication Services		211,078,319
Consumer Discretionary 13.2%
Broadline Retail 7.8%
Amazon.com, Inc.(a)	1,336,050	174,167,478
Hotels, Restaurants & Leisure 2.5%
Hilton Worldwide Holdings, Inc.	374,909	54,568,005
Specialty Retail 2.9%
CarMax, Inc.(a)	204,884	17,148,791
O’Reilly Automotive, Inc.(a)	49,210	47,010,313
Total		64,159,104
Total Consumer Discretionary		292,894,587
Consumer Staples 0.9%
Consumer Staples Distribution & Retail 0.9%
Costco Wholesale Corp.	38,937	20,962,902
Total Consumer Staples		20,962,902
Financials 26.7%
Capital Markets 13.9%
Brookfield Asset Management Ltd., Class A	569,487	18,582,361
Brookfield Corp.	2,700,388	90,868,056
Charles Schwab Corp. (The)	651,574	36,931,214
KKR & Co., Inc., Class A	705,536	39,510,016
Moody’s Corp.	203,692	70,827,782
S&P Global, Inc.	130,202	52,196,680
Total		308,916,109
Financial Services 9.5%
MasterCard, Inc., Class A	269,345	105,933,388
Visa, Inc., Class A	442,774	105,149,970
Total		211,083,358
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.3%
Progressive Corp. (The)	554,010	73,334,304
Total Financials		593,333,771
Health Care 6.5%
Health Care Equipment & Supplies 1.2%
IDEXX Laboratories, Inc.(a)	36,767	18,465,490
Intuitive Surgical, Inc.(a)	23,701	8,104,320
Total		26,569,810
Life Sciences Tools & Services 3.5%
Danaher Corp.	320,103	76,824,720
Pharmaceuticals 1.8%
Zoetis, Inc.	239,732	41,284,248
Total Health Care		144,678,778
Industrials 10.6%
Aerospace & Defense 5.7%
HEICO Corp., Class A	72,196	10,150,758
TransDigm Group, Inc.	131,196	117,311,527
Total		127,462,285
Commercial Services & Supplies 2.2%
Copart, Inc.(a)	535,119	48,808,204
Ground Transportation 2.7%
Union Pacific Corp.	289,800	59,298,876
Total Industrials		235,569,365
Information Technology 23.6%
Semiconductors & Semiconductor Equipment 0.8%
NVIDIA Corp.	40,510	17,136,540
Software 22.8%
Adobe, Inc.(a)	192,876	94,314,435
Intuit, Inc.	170,766	78,243,274
Microsoft Corp.	813,792	277,128,728
Roper Technologies, Inc.	110,549	53,151,959
Salesforce, Inc.(a)	17,508	3,698,740
Total		506,537,136
Total Information Technology		523,673,676
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.4%
Chemicals 2.4%
Linde PLC	95,494	36,390,854
Sherwin-Williams Co. (The)	64,029	17,000,980
Total		53,391,834
Total Materials		53,391,834
Real Estate 6.6%
Real Estate Management & Development 2.8%
CoStar Group, Inc.(a)	694,271	61,790,119
Specialized REITs 3.8%
American Tower Corp.	410,280	79,569,703
SBA Communications Corp.	19,455	4,508,891
Total		84,078,594
Total Real Estate		145,868,713
Total Common Stocks (Cost $1,738,860,563)		2,221,451,945

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	109,550	109,506
Total Money Market Funds (Cost $109,495)		109,506
Total Investments in Securities (Cost: $1,738,970,058)		2,221,561,451
Other Assets & Liabilities, Net		(1,088,455)
Net Assets		2,220,472,996

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	24,180,590	147,349,803	(171,420,319)	(568)	109,506	1,511	91,860	109,550
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	211,078,319	—	—	211,078,319
Consumer Discretionary	292,894,587	—	—	292,894,587
Consumer Staples	20,962,902	—	—	20,962,902
Financials	593,333,771	—	—	593,333,771
Health Care	144,678,778	—	—	144,678,778
Industrials	235,569,365	—	—	235,569,365
Information Technology	523,673,676	—	—	523,673,676
Materials	53,391,834	—	—	53,391,834
Real Estate	145,868,713	—	—	145,868,713
Total Common Stocks	2,221,451,945	—	—	2,221,451,945
Money Market Funds	109,506	—	—	109,506
Total Investments in Securities	2,221,561,451	—	—	2,221,561,451
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,738,860,563)	$2,221,451,945
Affiliated issuers (cost $109,495)	109,506
Receivable for:
Investments sold	8,328,092
Dividends	746,159
Foreign tax reclaims	137,294
Prepaid expenses	12,410
Total assets	2,230,785,406
Liabilities
Payable for:
Investments purchased	2,233,215
Capital shares redeemed	4,036,084
Management services fees	40,265
Distribution and/or service fees	450
Service fees	47,822
Compensation of board members	224,432
Compensation of chief compliance officer	191
Interfund lending	3,700,000
Other expenses	29,951
Total liabilities	10,312,410
Net assets applicable to outstanding capital stock	$2,220,472,996
Represented by
Trust capital	$2,220,472,996
Total - representing net assets applicable to outstanding capital stock	$2,220,472,996
Class 1
Net assets	$2,154,087,253
Shares outstanding	41,802,293
Net asset value per share	$51.53
Class 2
Net assets	$66,385,743
Shares outstanding	1,330,724
Net asset value per share	$49.89
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023	9

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,404,599
Dividends — affiliated issuers	91,860
Foreign taxes withheld	(138,753)
Total income	7,357,706
Expenses:
Management services fees	6,950,665
Distribution and/or service fees
Class 2	76,341
Service fees	134,712
Compensation of board members	19,756
Custodian fees	7,293
Printing and postage fees	13,232
Accounting services fees	15,045
Legal fees	19,375
Interest on interfund lending	16,604
Compensation of chief compliance officer	198
Other	17,332
Total expenses	7,270,553
Net investment income	87,153
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	55,308,321
Investments — affiliated issuers	1,511
Net realized gain	55,309,832
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	351,119,247
Investments — affiliated issuers	(568)
Net change in unrealized appreciation (depreciation)	351,118,679
Net realized and unrealized gain	406,428,511
Net increase in net assets resulting from operations	$406,515,664
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$87,153	$3,340,383
Net realized gain	55,309,832	451,909,515
Net change in unrealized appreciation (depreciation)	351,118,679	(1,150,259,189)
Net increase (decrease) in net assets resulting from operations	406,515,664	(695,009,291)
Increase (decrease) in net assets from capital stock activity	(70,479,585)	99,136,896
Total increase (decrease) in net assets	336,036,079	(595,872,395)
Net assets at beginning of period	1,884,436,917	2,480,309,312
Net assets at end of period	$2,220,472,996	$1,884,436,917

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	2,387,675	110,749,829	3,707,328	165,005,090
Shares redeemed	(3,799,806)	(178,492,944)	(1,414,276)	(67,990,067)
Net increase (decrease)	(1,412,131)	(67,743,115)	2,293,052	97,015,023
Class 2
Shares sold	59,620	2,688,132	187,771	8,334,742
Shares redeemed	(119,306)	(5,424,602)	(138,704)	(6,212,869)
Net increase (decrease)	(59,686)	(2,736,470)	49,067	2,121,873
Total net increase (decrease)	(1,471,817)	(70,479,585)	2,342,119	99,136,896
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$42.29	0.00(c)	9.24	9.24
Year Ended 12/31/2022	$58.74	0.08	(16.53)	(16.45)
Year Ended 12/31/2021	$49.54	(0.05)	9.25	9.20
Year Ended 12/31/2020	$37.55	0.04	11.95	11.99
Year Ended 12/31/2019	$28.50	0.17	8.88	9.05
Year Ended 12/31/2018	$29.20	0.17	(0.87)	(0.70)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$40.99	(0.05)	8.95	8.90
Year Ended 12/31/2022	$57.08	(0.04)	(16.05)	(16.09)
Year Ended 12/31/2021	$48.26	(0.19)	9.01	8.82
Year Ended 12/31/2020	$36.67	(0.07)	11.66	11.59
Year Ended 12/31/2019	$27.90	0.08	8.69	8.77
Year Ended 12/31/2018	$28.66	0.10	(0.86)	(0.76)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$51.53	21.85%	0.70%(d)	0.70%(d)	0.02%	8%	$2,154,087
Year Ended 12/31/2022	$42.29	(28.01%)	0.70%(d)	0.70%(d)	0.17%	89%	$1,827,444
Year Ended 12/31/2021	$58.74	18.57%	0.68%(d)	0.68%(d)	(0.09%)	6%	$2,403,745
Year Ended 12/31/2020	$49.54	31.93%	0.69%	0.69%	0.09%	22%	$2,479,845
Year Ended 12/31/2019	$37.55	31.76%	0.69%	0.69%	0.50%	7%	$2,504,948
Year Ended 12/31/2018	$28.50	(2.40%)	0.70%	0.70%	0.57%	8%	$1,929,781
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$49.89	21.71%	0.95%(d)	0.95%(d)	(0.24%)	8%	$66,386
Year Ended 12/31/2022	$40.99	(28.19%)	0.95%(d)	0.95%(d)	(0.08%)	89%	$56,993
Year Ended 12/31/2021	$57.08	18.28%	0.93%(d)	0.93%(d)	(0.35%)	6%	$76,565
Year Ended 12/31/2020	$48.26	31.61%	0.94%	0.94%	(0.16%)	22%	$67,793
Year Ended 12/31/2019	$36.67	31.43%	0.94%	0.94%	0.25%	7%	$55,206
Year Ended 12/31/2018	$27.90	(2.65%)	0.95%	0.95%	0.32%	8%	$44,937
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023	13

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
CTIVP® – Principal Blue Chip Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.67% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Principal Global Investors, LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
16	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2023 through April 30, 2024	Voluntary expense cap May 1, 2023 through June 30, 2023	Contractual expense cap prior to May 1, 2023
Class 1	0.70%	0.73%	0.73%
Class 2	0.95	0.98	0.98
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $163,040,832 and $216,849,324, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,971,795	5.40	39
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had an outstanding interfund loan balance at June 30, 2023 as shown in the Statement of Assets and Liabilities. The loans are unsecured.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment
18	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 95.2% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® - Principal Blue Chip Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Principal Global Investors, LLC (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements through June 30, 2024. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023	21

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including,
22	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with
24	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2023	25

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CTIVP® – Principal Blue Chip Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7032_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio - Government Money Market Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio - Government Money Market Fund (the Fund)  holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Monthly portfolio holdings
The Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q for periods ended prior to and including March 31, 2019. The Fund’s Form N-Q filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
The Fund’s portfolio holdings since March 31, 2019 are filed with the SEC monthly on Form N-MFP. The Fund’s portfolio holdings, as filed on Form N-MFP, are available on columbiathreadneedleus.com/investor/ or are available on the SEC’s website at sec.gov and can be obtained without a charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio - Government Money Market Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio management
John McColley
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	2.16	3.33	1.30	0.75
Class 2	05/03/10	2.03	3.10	1.17	0.65
Class 3	10/13/81	2.09	3.22	1.23	0.70
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
Prior to May 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Repurchase Agreements	12.7
Treasury Bills	12.2
U.S. Government & Agency Obligations	69.3
U.S. Treasury Obligations	5.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,021.60	1,022.99	1.97	1.97	0.39
Class 2	1,000.00	1,000.00	1,020.30	1,021.74	3.22	3.23	0.64
Class 3	1,000.00	1,000.00	1,020.90	1,022.39	2.57	2.57	0.51
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until April 30, 2024, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 0.34% for Class 1, 0.59% for Class 2 and 0.465% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2023. If this change had been in place for the entire six month period ended June 30, 2023, the actual expenses paid would have been $1.71 for Class 1, $2.97 for Class 2 and $2.37 for Class 3 and the hypothetical expenses paid would have been $1.72 for Class 1, $2.97 for Class 2 and $2.37 for Class 3.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 12.3%
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities, Inc.
dated 06/30/2023, matures 07/03/2023,
repurchase price $45,018,938 (collateralized by U.S. Treasury Securities, Total Market Value $45,900,081)
	5.050%	45,000,000	45,000,000
Tri-party TD Securities (USA) LLC
dated 06/30/2023, matures 07/03/2023,
repurchase price $15,006,313 (collateralized by U.S. Treasury Securities, Total Market Value $15,300,071)
	5.050%	15,000,000	15,000,000
Total Repurchase Agreements (Cost $60,000,000)			60,000,000

Treasury Bills 11.9%

United States 11.9%
U.S. Treasury Bills
07/13/2023	4.790%	12,000,000	11,979,552
07/20/2023	4.930%	15,000,000	14,959,617
08/03/2023	4.990%	6,000,000	5,972,241
08/08/2023	4.990%	6,500,000	6,465,554
08/10/2023	5.030%	12,500,000	12,429,758
09/07/2023	5.110%	6,000,000	5,942,614
Total			57,749,336
Total Treasury Bills (Cost $57,749,336)			57,749,336

U.S. Government & Agency Obligations 67.3%

Federal Agricultural Mortgage Corp.(a)
SOFR + 0.150% 08/17/2023	5.210%	5,000,000	5,000,000
SOFR + 0.230% 03/20/2024	5.290%	2,500,000	2,500,000
Federal Agricultural Mortgage Corp.
09/29/2023	4.200%	6,000,000	6,000,000
12/12/2023	4.940%	3,500,000	3,500,000
12/22/2023	4.840%	5,000,000	5,000,000
04/10/2024	4.990%	5,000,000	5,000,000
06/27/2024	5.300%	3,500,000	3,500,000
Federal Agricultural Mortgage Corp. Discount Notes
08/17/2023	5.000%	10,000,000	9,934,722
Federal Farm Credit Banks Discount Notes
07/12/2023	4.660%	10,000,000	9,984,692
07/18/2023	4.820%	5,000,000	4,988,147
08/21/2023	5.080%	10,000,000	9,928,175
Federal Farm Credit Banks Funding Corp.
11/09/2023	5.010%	5,000,000	5,000,000
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks(a)
SOFR + 0.020% 08/23/2023	5.070%	7,000,000	7,000,000
SOFR + 0.025% 09/25/2023	5.090%	7,500,000	7,500,000
SOFR + 0.030% 09/25/2023	5.090%	7,000,000	7,000,000
SOFR + 0.030% 10/10/2023	5.090%	7,500,000	7,500,000
SOFR + 0.030% 11/10/2023	5.090%	7,500,000	7,500,000
SOFR + 0.035% 12/11/2023	5.100%	7,500,000	7,500,000
Federal Home Loan Banks
12/29/2023	4.870%	5,250,000	5,250,000
01/10/2024	4.970%	3,750,000	3,749,809
01/10/2024	5.000%	2,500,000	2,500,000
01/26/2024	5.050%	5,500,000	5,500,000
03/08/2024	5.060%	2,000,000	1,977,364
04/05/2024	5.540%	2,500,000	2,500,000
04/05/2024	5.590%	2,500,000	2,500,000
Federal Home Loan Banks Discount Notes
07/03/2023	3.250%	5,000,000	4,998,667
07/06/2023	4.230%	13,000,000	12,990,972
07/10/2023	4.590%	7,000,000	6,991,215
07/14/2023	4.670%	10,000,000	9,982,125
07/21/2023	4.910%	3,000,000	2,991,550
07/24/2023	4.940%	10,000,000	9,967,608
07/25/2023	5.080%	5,000,000	4,982,667
07/26/2023	4.940%	5,000,000	4,982,465
07/28/2023	5.060%	5,000,000	4,980,650
08/01/2023	4.980%	3,000,000	2,986,954
08/02/2023	4.660%	5,300,000	5,277,764
08/08/2023	5.070%	3,000,000	2,983,850
08/09/2023	5.050%	9,000,000	8,950,492
08/16/2023	5.190%	2,000,000	1,986,711
09/01/2023	5.080%	5,000,000	4,956,514
09/20/2023	5.150%	5,000,000	4,942,850
Federal Home Loan Mortgage Corp. Discount Notes
07/05/2023	4.000%	17,000,000	16,990,696
07/06/2023	4.180%	12,000,000	11,991,767
07/07/2023	4.270%	8,000,000	7,993,460
07/10/2023	4.510%	12,000,000	11,985,180
07/19/2023	4.600%	10,000,000	9,976,100
Federal National Mortgage Association
02/09/2024	5.120%	5,000,000	5,000,000
05/13/2024	5.020%	5,000,000	5,000,000
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal National Mortgage Association Discount Notes
07/03/2023	3.300%	16,000,000	15,995,667
07/11/2023	4.530%	9,000,000	8,987,737
Total U.S. Government & Agency Obligations (Cost $327,186,570)			327,186,570

U.S. Treasury Obligations 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury Index + -0.015% 01/31/2024	5.182%	15,000,000	15,003,919
3-month U.S. Treasury Index + 0.037% 07/31/2024	5.234%	12,500,000	12,497,430
Total U.S. Treasury Obligations (Cost $27,501,349)			27,501,349
Total Investments in Securities (Cost: $472,437,255)	472,437,255
Other Assets & Liabilities, Net	14,059,929
Net Assets	486,497,184

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	60,000,000	—	60,000,000
Treasury Bills	—	57,749,336	—	57,749,336
U.S. Government & Agency Obligations	—	327,186,570	—	327,186,570
U.S. Treasury Obligations	—	27,501,349	—	27,501,349
Total Investments in Securities	—	472,437,255	—	472,437,255
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $412,437,255)	$412,437,255
Repurchase agreements (cost $60,000,000)	60,000,000
Cash	13,693,386
Receivable for:
Capital shares sold	45,586
Interest	1,212,947
Expense reimbursement due from Investment Manager	1,008
Prepaid expenses	4,949
Total assets	487,395,131
Liabilities
Payable for:
Capital shares redeemed	680,413
Distributions to shareholders	61,222
Management services fees	4,360
Distribution and/or service fees	1,916
Service fees	26,419
Compensation of board members	99,622
Compensation of chief compliance officer	48
Other expenses	23,947
Total liabilities	897,947
Net assets applicable to outstanding capital stock	$486,497,184
Represented by
Paid in capital	486,578,323
Total distributable earnings (loss)	(81,139)
Total - representing net assets applicable to outstanding capital stock	$486,497,184
Class 1
Net assets	$94,871,135
Shares outstanding	94,793,770
Net asset value per share	$1.00
Class 2
Net assets	$172,660,401
Shares outstanding	172,683,730
Net asset value per share	$1.00
Class 3
Net assets	$218,965,648
Shares outstanding	218,873,705
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023	9

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Interest	$11,362,088
Total income	11,362,088
Expenses:
Management services fees	796,610
Distribution and/or service fees
Class 2	211,190
Class 3	139,202
Service fees	148,311
Compensation of board members	12,269
Custodian fees	5,397
Printing and postage fees	11,201
Accounting services fees	15,045
Legal fees	9,103
Compensation of chief compliance officer	45
Other	6,188
Total expenses	1,354,561
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(63,465)
Total net expenses	1,291,096
Net investment income	10,070,992
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,393)
Net realized loss	(3,393)
Net realized and unrealized loss	(3,393)
Net increase in net assets resulting from operations	$10,067,599
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$10,070,992	$5,526,334
Net realized loss	(3,393)	(501)
Net increase in net assets resulting from operations	10,067,599	5,525,833
Distributions to shareholders
Net investment income and net realized gains
Class 1	(1,970,439)	(1,053,553)
Class 2	(3,437,458)	(1,810,203)
Class 3	(4,663,095)	(2,662,579)
Total distributions to shareholders	(10,070,992)	(5,526,335)
Increase (decrease) in net assets from capital stock activity	(5,061,369)	95,572,613
Total increase (decrease) in net assets	(5,064,762)	95,572,111
Net assets at beginning of period	491,561,946	395,989,835
Net assets at end of period	$486,497,184	$491,561,946

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	12,942,271	12,942,271	17,628,069	17,628,069
Distributions reinvested	1,967,086	1,967,086	1,044,619	1,044,619
Shares redeemed	(9,256,295)	(9,256,295)	(17,570,853)	(17,570,853)
Net increase	5,653,062	5,653,062	1,101,835	1,101,835
Class 2
Shares sold	19,647,490	19,647,490	93,359,714	93,359,714
Distributions reinvested	3,432,244	3,432,244	1,794,211	1,794,211
Shares redeemed	(20,905,597)	(20,905,597)	(33,826,593)	(33,826,593)
Net increase	2,174,137	2,174,137	61,327,332	61,327,332
Class 3
Shares sold	7,272,976	7,272,977	64,438,978	64,438,977
Distributions reinvested	4,657,994	4,657,994	2,640,059	2,640,059
Shares redeemed	(24,819,539)	(24,819,539)	(33,935,590)	(33,935,590)
Net increase (decrease)	(12,888,569)	(12,888,568)	33,143,447	33,143,446
Total net increase (decrease)	(5,061,370)	(5,061,369)	95,572,614	95,572,613
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$1.00	0.02	(0.00)(b)	0.02	(0.02)	—	(0.02)
Year Ended 12/31/2022	$1.00	0.01	(0.00)(b)	0.01	(0.01)	—	(0.01)
Year Ended 12/31/2021	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2020	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	(0.00)(b)	(0.02)
Year Ended 12/31/2018	$1.00	0.02	0.00(b)	0.02	(0.02)	—	(0.02)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$1.00	0.02	(0.00)(b)	0.02	(0.02)	—	(0.02)
Year Ended 12/31/2022	$1.00	0.01	(0.00)(b)	0.01	(0.01)	—	(0.01)
Year Ended 12/31/2021	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2020	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	(0.00)(b)	(0.02)
Year Ended 12/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$1.00	0.02	(0.00)(b)	0.02	(0.02)	—	(0.02)
Year Ended 12/31/2022	$1.00	0.01	(0.00)(b)	0.01	(0.01)	—	(0.01)
Year Ended 12/31/2021	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2020	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	(0.00)(b)	(0.02)
Year Ended 12/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	Rounds to zero.
(c)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	12/31/2022	12/31/2021	12/31/2020
Class 1	0.10%	0.40%	0.23%
Class 2	0.21%	0.66%	0.46%
Class 3	0.16%	0.53%	0.33%
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$1.00	2.16%	0.42%	0.39%	4.33%	$94,871
Year Ended 12/31/2022	$1.00	1.22%	0.45%	0.35%(c)	1.21%	$89,219
Year Ended 12/31/2021	$1.00	0.02%	0.48%	0.05%(c)	0.01%	$88,117
Year Ended 12/31/2020	$1.00	0.31%	0.49%	0.21%(c)	0.23%	$95,062
Year Ended 12/31/2019	$1.00	1.89%	0.47%	0.36%	1.87%	$86,841
Year Ended 12/31/2018	$1.00	1.51%	0.46%	0.32%	1.77%	$301,167
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$1.00	2.03%	0.67%	0.64%	4.07%	$172,660
Year Ended 12/31/2022	$1.00	1.12%	0.69%	0.48%(c)	1.25%	$170,487
Year Ended 12/31/2021	$1.00	0.02%	0.73%	0.04%(c)	0.01%	$109,160
Year Ended 12/31/2020	$1.00	0.24%	0.74%	0.23%(c)	0.13%	$107,245
Year Ended 12/31/2019	$1.00	1.64%	0.72%	0.62%	1.60%	$61,083
Year Ended 12/31/2018	$1.00	1.26%	0.72%	0.59%	1.36%	$67,341
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$1.00	2.09%	0.54%	0.51%	4.19%	$218,966
Year Ended 12/31/2022	$1.00	1.17%	0.57%	0.40%(c)	1.21%	$231,856
Year Ended 12/31/2021	$1.00	0.02%	0.61%	0.05%(c)	0.01%	$198,713
Year Ended 12/31/2020	$1.00	0.28%	0.61%	0.23%(c)	0.20%	$237,792
Year Ended 12/31/2019	$1.00	1.77%	0.60%	0.49%	1.72%	$181,970
Year Ended 12/31/2018	$1.00	1.38%	0.60%	0.48%	1.36%	$209,931
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023	13

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio - Government Money Market Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or
14	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
	RBC Dominion Securities ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	45,000,000	15,000,000	60,000,000
Total financial and derivative net assets	45,000,000	15,000,000	60,000,000
Total collateral received (pledged) (a)	45,000,000	15,000,000	60,000,000
Net amount (b)	—	—	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.33% to 0.12% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.33% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
16	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.34%	0.45%
Class 2	0.59	0.70
Class 3	0.465	0.575
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the cost of all investments for federal income tax purposes was approximately $472,437,000. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(501)	—	(501)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended June 30, 2023.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
18	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Government money market fund risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 89.7% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Government Money Market Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023	21

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
22	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023	23

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2023

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Columbia Variable Portfolio - Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7009_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Overseas Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Overseas Core Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Overseas Core Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2018
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	7.76	14.06	3.62	4.50
Class 2	05/03/10	7.56	13.81	3.35	4.23
Class 3	01/13/92	7.65	13.97	3.48	4.37
MSCI EAFE Index (Net)		11.67	18.77	4.39	5.41
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	3.5
Consumer Discretionary	10.7
Consumer Staples	12.3
Energy	10.0
Financials	17.7
Health Care	15.4
Industrials	11.6
Information Technology	11.7
Materials	5.9
Real Estate	0.3
Utilities	0.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2023)
Australia	4.6
Austria	0.5
Brazil	0.4
Canada	5.3
China	1.0
Denmark	1.6
Finland	1.4
France	6.0
Country breakdown (%) (at June 30, 2023)
Germany	2.1
Greece	0.5
Hong Kong	0.4
Ireland	1.7
Israel	3.2
Japan	21.2
Netherlands	10.4
Norway	1.4
Russian Federation	0.0(a)
Singapore	2.5
South Africa	0.3
South Korea	2.8
Sweden	0.2
Switzerland	4.6
Taiwan	4.0
United Kingdom	13.4
United States(b)	10.5
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, including option contracts purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,077.60	1,020.99	4.09	3.98	0.79
Class 2	1,000.00	1,000.00	1,075.60	1,019.75	5.38	5.24	1.04
Class 3	1,000.00	1,000.00	1,076.50	1,020.39	4.71	4.58	0.91
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Australia 4.6%
Ansell Ltd.	1,557,186	27,828,101
Northern Star Resources Ltd.	7,554,386	61,544,615
Paladin Energy Ltd.(a)	37,523,518	18,454,937
Santos Ltd.	10,652,944	53,301,877
Total		161,129,530
Austria 0.6%
Kontron AG	976,278	19,312,296
Brazil 0.4%
JBS S/A	3,708,512	13,561,682
Canada 5.2%
Alimentation Couche-Tard, Inc.	954,875	48,963,698
Cameco Corp.	1,909,110	59,812,416
Pan American Silver Corp.	1,146,328	16,713,462
Vermilion Energy, Inc.	1,310,036	16,309,948
Whitecap Resources, Inc.	6,211,451	43,464,919
Total		185,264,443
China 1.0%
China Merchants Bank Co., Ltd., Class H	5,781,000	26,367,670
Li Ning Co., Ltd.	1,872,000	10,109,141
Total		36,476,811
Denmark 1.6%
Novo Nordisk A/S, Class B	351,286	56,746,686
Finland 1.4%
UPM-Kymmene OYJ	1,706,773	50,856,404
France 6.0%
DBV Technologies SA, ADR(a)	611,932	1,162,671
Eiffage SA	649,812	67,845,953
Sanofi	829,881	89,341,492
TotalEnergies SE	713,932	40,983,004
Worldline SA(a)	376,899	13,802,056
Total		213,135,176
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 2.1%
Duerr AG	686,724	22,240,028
E.ON SE	2,471,685	31,574,307
KION Group AG	518,313	20,893,555
Total		74,707,890
Greece 0.5%
JUMBO SA	694,535	19,098,490
Hong Kong 0.4%
WH Group Ltd.	27,454,750	14,621,687
Ireland 1.7%
Amarin Corp. PLC, ADR(a)	458,925	546,121
Flutter Entertainment PLC(a)	295,768	59,526,518
Total		60,072,639
Israel 3.1%
Bank Hapoalim BM	4,791,759	39,515,693
Check Point Software Technologies Ltd.(a)	571,914	71,843,836
Total		111,359,529
Japan 21.0%
Amano Corp.	1,251,500	26,415,431
BayCurrent Consulting, Inc.	1,058,000	39,782,869
Denso Corp.	362,300	24,437,908
Hitachi Ltd.	353,800	21,998,049
Invincible Investment Corp.	23,793	9,458,195
ITOCHU Corp.	2,177,200	86,481,771
JustSystems Corp.	416,300	11,674,825
Kinden Corp.	1,308,900	17,708,812
MatsukiyoCocokara & Co.	1,122,600	63,057,765
Mebuki Financial Group, Inc.	7,647,400	18,143,682
Meitec Corp.	663,200	11,443,429
Mitsubishi UFJ Financial Group, Inc.	7,573,600	55,825,565
Nihon M&A Center Holdings, Inc.	1,657,000	12,748,950
ORIX Corp.	2,742,700	50,016,422
Round One Corp.	7,993,900	31,666,570
Shimamura Co., Ltd.	323,800	30,616,364
Ship Healthcare Holdings, Inc.	2,061,700	34,107,271
Suntory Beverage & Food Ltd.	704,400	25,535,712
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	2,469,585	77,600,682
Takuma Co., Ltd.	964,500	9,928,675
Toppan Printing Co., Ltd.	1,789,100	38,665,453
Uchida Yoko Co., Ltd.	262,600	10,639,301
USS Co., Ltd.	1,969,500	32,606,433
ValueCommerce Co., Ltd.	546,700	5,143,520
Total		745,703,654
Netherlands 10.3%
Adyen NV(a)	13,397	23,199,153
ASR Nederland NV	1,575,396	71,055,869
ING Groep NV	4,208,224	56,733,580
Koninklijke Ahold Delhaize NV	2,036,583	69,433,273
Prosus NV(a)	835,127	61,159,818
Shell PLC	2,816,348	84,837,448
Total		366,419,141
Norway 1.4%
SalMar ASA	603,954	24,338,108
Yara International ASA	691,804	24,442,754
Total		48,780,862
Russian Federation —%
Lukoil PJSC(b),(c),(d),(e)	133,228	—
Singapore 2.5%
BW LPG Ltd.	973,867	9,718,103
DBS Group Holdings Ltd.	1,480,000	34,562,118
Venture Corp., Ltd.	4,009,300	43,772,701
Total		88,052,922
South Africa 0.3%
Impala Platinum Holdings Ltd.	1,479,467	9,856,230
South Korea 2.8%
Hyundai Home Shopping Network Corp.	246,580	8,579,905
Samsung Electronics Co., Ltd.	924,493	50,905,619
Youngone Corp.	786,392	38,616,236
Total		98,101,760
Sweden 0.2%
Stillfront Group AB(a)	4,561,764	7,626,067
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 4.5%
Landis+Gyr Group AG(a)	330,924	28,461,511
Nestlé SA, Registered Shares	306,760	36,900,653
Novartis AG, Registered Shares	190,330	19,188,963
UBS AG	3,749,667	76,000,763
Total		160,551,890
Taiwan 4.0%
Fubon Financial Holding Co., Ltd.	24,674,955	48,299,230
Parade Technologies Ltd.	1,771,000	61,391,954
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	157,347	15,879,459
Tripod Technology Corp.	4,133,000	16,403,297
Total		141,973,940
United Kingdom 13.3%
AstraZeneca PLC, ADR	1,638,847	117,292,280
British American Tobacco PLC	2,210,101	73,431,593
Crest Nicholson Holdings PLC	2,654,622	6,368,825
DCC PLC	942,803	52,741,881
Intermediate Capital Group PLC	984,272	17,253,087
JD Sports Fashion PLC	24,740,940	45,958,702
John Wood Group PLC(a)	3,162,348	5,448,268
Just Group PLC	13,520,066	13,358,636
Liberty Global PLC, Class C(a)	2,709,801	48,153,164
TP Icap Group PLC	16,465,961	31,618,597
Vodafone Group PLC	64,097,605	60,433,077
Total		472,058,110
United States 8.6%
ACADIA Pharmaceuticals, Inc.(a)	103,670	2,482,897
Broadcom, Inc.	54,011	46,850,762
Burford Capital Ltd.	3,135,563	38,191,157
Energy Fuels, Inc.(a)	2,148,852	13,408,836
Insmed, Inc.(a)	357,380	7,540,718
Jazz Pharmaceuticals PLC(a)	371,541	46,059,938
Livent Corp.(a)	1,447,697	39,710,329
Primo Water Corp.	4,497,256	56,395,590
Roche Holding AG, Genusschein Shares	159,506	48,724,307

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sage Therapeutics, Inc.(a)	125,290	5,891,136
Total		305,255,670
Total Common Stocks (Cost $3,559,744,675)		3,460,723,509

Exchange-Traded Equity Funds 1.2%
	Shares	Value ($)
United States 1.2%
iShares MSCI EAFE ETF	612,975	44,440,687
Total Exchange-Traded Equity Funds (Cost $44,435,186)		44,440,687

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $3,079,049)	2,575,302
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(f),(g)	18,252,571	18,245,270
Total Money Market Funds (Cost $18,244,897)		18,245,270
Total Investments in Securities (Cost $3,625,503,807)		3,525,984,768
Other Assets & Liabilities, Net		24,036,687
Net Assets		$3,550,021,455

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
165,256,000 CAD	123,963,694 USD	State Street	08/03/2023	—	(840,549)
6,401,000 EUR	7,002,366 USD	State Street	08/03/2023	6,642	—
5,872,092,000 JPY	42,417,530 USD	State Street	08/03/2023	1,526,202	—
151,605,164,000 KRW	116,610,387 USD	State Street	08/03/2023	1,392,585	—
505,235,000 NOK	46,258,046 USD	State Street	08/03/2023	—	(866,907)
18,947,000 SGD	14,023,316 USD	State Street	08/03/2023	—	(2,333)
6,076,738,000 TWD	197,990,942 USD	State Street	08/03/2023	2,931,110	—
52,938,646 USD	79,079,000 AUD	State Street	08/03/2023	—	(210,482)
21,059,800 USD	27,882,000 CAD	State Street	08/03/2023	—	(2,822)
49,432,753 USD	44,640,000 CHF	State Street	08/03/2023	603,694	—
31,905,253 USD	220,673,000 DKK	State Street	08/03/2023	495,489	—
291,260,845 USD	270,026,000 EUR	State Street	08/03/2023	3,853,541	—
56,711,065 USD	45,376,000 GBP	State Street	08/03/2023	929,614	—
60,115,501 USD	98,958,000 NZD	State Street	08/03/2023	607,371	—
74,209,150 USD	803,412,000 SEK	State Street	08/03/2023	389,147	—
17,574,480 USD	188,887,000 SEK	State Street	08/03/2023	—	(35,972)
42,525,941 USD	57,110,000 SGD	State Street	08/03/2023	—	(249,866)
Total				12,735,395	(2,208,931)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	6,943,131	5,109	14.00	07/19/2023	963,144	733,142
CBOE Volatility Index	Morgan Stanley	USD	4,185,720	3,080	14.00	08/16/2023	1,036,355	868,560
CBOE Volatility Index	Morgan Stanley	USD	3,307,806	2,434	14.00	09/20/2023	1,079,550	973,600
Total							3,079,049	2,575,302
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	133,228	10,912,642	—

(d)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	8,505,402	408,867,112	(399,127,617)	373	18,245,270	(5,516)	506,789	18,252,571
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	161,129,530	—	161,129,530
Austria	—	19,312,296	—	19,312,296
Brazil	13,561,682	—	—	13,561,682
Canada	185,264,443	—	—	185,264,443
China	—	36,476,811	—	36,476,811
Denmark	—	56,746,686	—	56,746,686
Finland	—	50,856,404	—	50,856,404
France	1,162,671	211,972,505	—	213,135,176
Germany	—	74,707,890	—	74,707,890
Greece	—	19,098,490	—	19,098,490
Hong Kong	—	14,621,687	—	14,621,687
Ireland	546,121	59,526,518	—	60,072,639
Israel	71,843,836	39,515,693	—	111,359,529
Japan	—	745,703,654	—	745,703,654
Netherlands	—	366,419,141	—	366,419,141
Norway	—	48,780,862	—	48,780,862
Russian Federation	—	—	0*	0*
Singapore	—	88,052,922	—	88,052,922
South Africa	—	9,856,230	—	9,856,230
South Korea	—	98,101,760	—	98,101,760
Sweden	—	7,626,067	—	7,626,067
Switzerland	—	160,551,890	—	160,551,890
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Taiwan	15,879,459	126,094,481	—	141,973,940
United Kingdom	165,445,444	306,612,666	—	472,058,110
United States	256,531,363	48,724,307	—	305,255,670
Total Common Stocks	710,235,019	2,750,488,490	0*	3,460,723,509
Exchange-Traded Equity Funds	44,440,687	—	—	44,440,687
Call Option Contracts Purchased	2,575,302	—	—	2,575,302
Money Market Funds	18,245,270	—	—	18,245,270
Total Investments in Securities	775,496,278	2,750,488,490	0*	3,525,984,768
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	12,735,395	—	12,735,395
Liability
Forward Foreign Currency Exchange Contracts	—	(2,208,931)	—	(2,208,931)
Total	775,496,278	2,761,014,954	0*	3,536,511,232

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	11

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,604,179,861)	$3,505,164,196
Affiliated issuers (cost $18,244,897)	18,245,270
Option contracts purchased (cost $3,079,049)	2,575,302
Cash	82,340
Unrealized appreciation on forward foreign currency exchange contracts	12,735,395
Receivable for:
Investments sold	2,827,220
Capital shares sold	49,408
Dividends	7,429,382
Foreign tax reclaims	6,343,940
Prepaid expenses	13,335
Total assets	3,555,465,788
Liabilities
Foreign currency (cost $117,307)	117,866
Unrealized depreciation on forward foreign currency exchange contracts	2,208,931
Payable for:
Capital shares redeemed	2,723,760
Foreign capital gains taxes deferred	1,900
Management services fees	73,094
Distribution and/or service fees	1,208
Service fees	28,079
Compensation of board members	188,357
Compensation of chief compliance officer	319
Other expenses	100,819
Total liabilities	5,444,333
Net assets applicable to outstanding capital stock	$3,550,021,455
Represented by
Paid in capital	3,785,378,286
Total distributable earnings (loss)	(235,356,831)
Total - representing net assets applicable to outstanding capital stock	$3,550,021,455
Class 1
Net assets	$3,274,325,867
Shares outstanding	263,196,395
Net asset value per share	$12.44
Class 2
Net assets	$80,303,451
Shares outstanding	6,510,362
Net asset value per share	$12.33
Class 3
Net assets	$195,392,137
Shares outstanding	15,752,972
Net asset value per share	$12.40
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$72,031,189
Dividends — affiliated issuers	506,789
Foreign taxes withheld	(6,190,104)
Total income	66,347,874
Expenses:
Management services fees	13,576,267
Distribution and/or service fees
Class 2	99,643
Class 3	123,153
Service fees	112,600
Compensation of board members	31,457
Custodian fees	217,680
Printing and postage fees	21,714
Accounting services fees	54,386
Legal fees	30,057
Interest on collateral	349
Compensation of chief compliance officer	370
Other	65,040
Total expenses	14,332,716
Net investment income	52,015,158
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(70,565,171)
Investments — affiliated issuers	(5,516)
Foreign currency translations	(139,374)
Forward foreign currency exchange contracts	9,637,450
Option contracts purchased	(1,843,709)
Option contracts written	560,084
Net realized loss	(62,356,236)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	275,101,971
Investments — affiliated issuers	373
Foreign currency translations	263,321
Forward foreign currency exchange contracts	4,109,766
Option contracts purchased	(100,185)
Net change in unrealized appreciation (depreciation)	279,375,246
Net realized and unrealized gain	217,019,010
Net increase in net assets resulting from operations	$269,034,168
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$52,015,158	$73,455,324
Net realized loss	(62,356,236)	(117,594,940)
Net change in unrealized appreciation (depreciation)	279,375,246	(582,495,223)
Net increase (decrease) in net assets resulting from operations	269,034,168	(626,634,839)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(63,470,257)	(277,530,934)
Class 2	(1,343,019)	(6,228,789)
Class 3	(3,552,124)	(16,564,749)
Total distributions to shareholders	(68,365,400)	(300,324,472)
Increase (decrease) in net assets from capital stock activity	(160,911,748)	122,892,216
Total increase (decrease) in net assets	39,757,020	(804,067,095)
Net assets at beginning of period	3,510,264,435	4,314,331,530
Net assets at end of period	$3,550,021,455	$3,510,264,435

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	862,451	10,770,551	1,204,794	14,466,627
Distributions reinvested	5,198,219	63,470,257	24,165,063	277,530,934
Shares redeemed	(18,299,428)	(227,210,716)	(13,923,873)	(176,559,819)
Net increase (decrease)	(12,238,758)	(152,969,908)	11,445,984	115,437,742
Class 2
Shares sold	211,466	2,572,225	1,118,157	13,173,148
Distributions reinvested	110,901	1,343,019	547,986	6,228,789
Shares redeemed	(455,442)	(5,600,604)	(995,837)	(12,079,788)
Net increase (decrease)	(133,075)	(1,685,360)	670,306	7,322,149
Class 3
Shares sold	8,179	101,933	76,258	848,707
Distributions reinvested	291,636	3,552,124	1,448,223	16,564,749
Shares redeemed	(802,608)	(9,910,537)	(1,403,048)	(17,281,131)
Net increase (decrease)	(502,793)	(6,256,480)	121,433	132,325
Total net increase (decrease)	(12,874,626)	(160,911,748)	12,237,723	122,892,216
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$11.77	0.18	0.73	0.91	(0.24)	—	(0.24)
Year Ended 12/31/2022	$15.08	0.25	(2.50)	(2.25)	(0.10)	(0.96)	(1.06)
Year Ended 12/31/2021	$14.18	0.29	1.12	1.41	(0.19)	(0.32)	(0.51)
Year Ended 12/31/2020	$13.40	0.19	0.95	1.14	(0.21)	(0.15)	(0.36)
Year Ended 12/31/2019	$12.74	0.29	2.71	3.00	(0.29)	(2.05)	(2.34)
Year Ended 12/31/2018	$15.71	0.29	(2.84)	(2.55)	(0.42)	—	(0.42)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$11.66	0.16	0.72	0.88	(0.21)	—	(0.21)
Year Ended 12/31/2022	$14.98	0.22	(2.49)	(2.27)	(0.09)	(0.96)	(1.05)
Year Ended 12/31/2021	$14.09	0.23	1.14	1.37	(0.16)	(0.32)	(0.48)
Year Ended 12/31/2020	$13.32	0.17	0.93	1.10	(0.18)	(0.15)	(0.33)
Year Ended 12/31/2019	$12.67	0.26	2.69	2.95	(0.25)	(2.05)	(2.30)
Year Ended 12/31/2018	$15.62	0.26	(2.83)	(2.57)	(0.38)	—	(0.38)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$11.73	0.17	0.72	0.89	(0.22)	—	(0.22)
Year Ended 12/31/2022	$15.05	0.24	(2.50)	(2.26)	(0.10)	(0.96)	(1.06)
Year Ended 12/31/2021	$14.15	0.26	1.14	1.40	(0.18)	(0.32)	(0.50)
Year Ended 12/31/2020	$13.38	0.18	0.93	1.11	(0.19)	(0.15)	(0.34)
Year Ended 12/31/2019	$12.72	0.28	2.70	2.98	(0.27)	(2.05)	(2.32)
Year Ended 12/31/2018	$15.68	0.28	(2.84)	(2.56)	(0.40)	—	(0.40)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$12.44	7.76%	0.79%(c)	0.79%(c)	2.91%	20%	$3,274,326
Year Ended 12/31/2022	$11.77	(14.68%)	0.79%(d)	0.79%(d)	2.03%	35%	$3,242,143
Year Ended 12/31/2021	$15.08	9.96%	0.78%(c)	0.78%(c)	1.91%	29%	$3,982,053
Year Ended 12/31/2020	$14.18	9.12%	0.84%	0.84%	1.56%	26%	$2,476,011
Year Ended 12/31/2019	$13.40	25.47%	0.89%	0.89%	2.21%	39%	$948,377
Year Ended 12/31/2018	$12.74	(16.63%)	0.89%(c)	0.89%(c)	1.96%	113%	$706,469
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$12.33	7.56%	1.04%(c)	1.04%(c)	2.67%	20%	$80,303
Year Ended 12/31/2022	$11.66	(14.90%)	1.04%(d)	1.04%(d)	1.77%	35%	$77,447
Year Ended 12/31/2021	$14.98	9.74%	1.03%(c)	1.03%(c)	1.55%	29%	$89,465
Year Ended 12/31/2020	$14.09	8.83%	1.10%	1.10%	1.39%	26%	$60,936
Year Ended 12/31/2019	$13.32	25.15%	1.14%	1.14%	1.95%	39%	$59,746
Year Ended 12/31/2018	$12.67	(16.81%)	1.14%(c)	1.14%(c)	1.75%	113%	$51,287
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$12.40	7.65%	0.91%(c)	0.91%(c)	2.79%	20%	$195,392
Year Ended 12/31/2022	$11.73	(14.80%)	0.91%(d)	0.91%(d)	1.90%	35%	$190,674
Year Ended 12/31/2021	$15.05	9.88%	0.91%(c)	0.91%(c)	1.72%	29%	$242,813
Year Ended 12/31/2020	$14.15	8.92%	0.97%	0.97%	1.50%	26%	$241,122
Year Ended 12/31/2019	$13.38	25.32%	1.01%	1.01%	2.09%	39%	$250,480
Year Ended 12/31/2018	$12.72	(16.70%)	1.02%(c)	1.02%(c)	1.88%	113%	$228,786
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	17

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Overseas Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
18	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
20	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity risk and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Option contracts purchased	2,575,302
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	12,735,395
Total		15,310,697

Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,208,931
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(1,843,709)	560,084	(1,283,625)
Foreign exchange risk	9,637,450	—	—	9,637,450
Total	9,637,450	(1,843,709)	560,084	8,353,825

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Total ($)
Equity risk	—	(100,185)	(100,185)
Foreign exchange risk	4,109,766	—	4,109,766
Total	4,109,766	(100,185)	4,009,581
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average value ($)
Option contracts purchased	1,287,651*
Option contracts written	(39,967)**

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	11,754,762	(3,542,351)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2023.
22	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
	Morgan Stanley ($)	State Street ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	12,735,395	12,735,395
Call option contracts purchased	2,575,302	-	2,575,302
Total Assets	2,575,302	12,735,395	15,310,697
Liabilities
Forward foreign currency exchange contracts	-	2,208,931	2,208,931
Total financial and derivative net assets	2,575,302	10,526,464	13,101,766
Total collateral received (pledged) (a)	-	4,226,449	4,226,449
Net amount (b)	2,575,302	6,300,015	8,875,317

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
24	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.76% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of June 30, 2023, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2023 through April 30, 2024	Voluntary expense cap May 1, 2023 through June 30, 2023	Contractual expense cap prior to May 1, 2023
Class 1	0.86%	0.86%	0.86%
Class 2	1.11	1.11	1.11
Class 3	0.985	0.985	0.985
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,625,504,000	406,629,000	(495,622,000)	(88,993,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(21,304,604)	(86,477,623)	(107,782,227)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
26	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $711,379,080 and $896,411,675, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials.  Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets.
28	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 98.6% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Overseas Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser), an affiliate of the Investment Manager, the Investment Manager has retained the Subadviser to perform portfolio management and related services for the Fund. Although the Subadviser is not currently providing such services, the Investment Manager may in the future reallocate Fund assets to be managed by the Subadviser.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	31

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also
32	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	33

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. The Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
34	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2023	35

Columbia Variable Portfolio – Overseas Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7018_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – High Yield Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – High Yield Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – High Yield Bond Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2010
Daniel DeYoung
Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	4.86	8.72	3.73	4.28
Class 2	05/03/10	4.75	8.34	3.46	4.00
Class 3	05/01/96	4.88	8.60	3.60	4.14
ICE BofA US Cash Pay High Yield Constrained Index		5.34	8.88	3.17	4.32
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The ICE BofA US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market. Effective July 1, 2022, the ICE BofA US Cash Pay High Yield Constrained Index includes transaction costs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Convertible Bonds	0.9
Corporate Bonds & Notes	92.4
Foreign Government Obligations	0.6
Money Market Funds	2.8
Senior Loans	3.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2023)
BBB rating	3.1
BB rating	42.2
B rating	42.9
CCC rating	11.7
Not rated	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,048.60	1,021.69	3.32	3.28	0.65
Class 2	1,000.00	1,000.00	1,047.50	1,020.44	4.59	4.53	0.90
Class 3	1,000.00	1,000.00	1,048.80	1,021.04	3.98	3.93	0.78
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.9%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	4,704,000	2,387,280
Total Convertible Bonds (Cost $3,914,863)			2,387,280

Corporate Bonds & Notes 91.2%

Aerospace & Defense 1.5%
Bombardier, Inc.(a)
04/15/2027	7.875%	542,000	540,729
Moog, Inc.(a)
12/15/2027	4.250%	440,000	408,539
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	366,000	392,333
TransDigm, Inc.(a)
03/15/2026	6.250%	2,101,000	2,090,749
08/15/2028	6.750%	651,000	654,466
Total			4,086,816
Airlines 2.4%
Air Canada(a)
08/15/2026	3.875%	718,000	665,642
American Airlines, Inc.(a)
07/15/2025	11.750%	170,000	186,513
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,834,603	2,809,976
04/20/2029	5.750%	959,753	932,733
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	931,386	881,787
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,111,141	1,113,919
Total			6,590,570
Automotive 3.6%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	306,000	297,422
04/01/2027	6.500%	44,000	41,737
Clarios Global LP(a)
05/15/2025	6.750%	700,000	701,280
Ford Motor Co.
02/12/2032	3.250%	573,000	449,985
01/15/2043	4.750%	340,000	261,029
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
11/01/2024	4.063%	400,000	387,450
06/16/2025	5.125%	414,000	402,068
11/13/2025	3.375%	728,000	676,562
05/28/2027	4.950%	256,000	241,553
08/17/2027	4.125%	689,000	628,302
11/04/2027	7.350%	483,000	494,276
02/16/2028	2.900%	410,000	350,995
05/12/2028	6.800%	303,000	303,688
02/10/2029	2.900%	657,000	544,427
06/10/2030	7.200%	1,070,000	1,080,977
11/13/2030	4.000%	838,000	716,373
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	278,000	250,706
IHO Verwaltungs GmbH(a),(b)
09/15/2026	4.750%	155,000	142,803
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	600,000	589,414
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	761,000	762,995
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	351,000	357,431
Total			9,681,473
Banking 0.2%
Ally Financial, Inc.
05/21/2024	3.875%	208,000	203,338
Subordinated
11/20/2025	5.750%	367,000	353,197
Total			556,535
Brokerage/Asset Managers/Exchanges 1.9%
AG Issuer LLC(a)
03/01/2028	6.250%	29,000	27,633
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	986,000	1,012,035
Hightower Holding LLC(a)
04/15/2029	6.750%	736,000	637,094
NFP Corp.(a)
08/15/2028	4.875%	744,000	666,918
08/15/2028	6.875%	2,166,000	1,881,697
10/01/2030	7.500%	778,000	754,513
Total			4,979,890
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	1,259,000	1,147,802
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	487,869
Interface, Inc.(a)
12/01/2028	5.500%	119,000	96,996
SRS Distribution, Inc.(a)
07/01/2028	4.625%	1,022,000	915,941
12/01/2029	6.000%	686,000	591,696
White Cap Buyer LLC(a)
10/15/2028	6.875%	316,000	286,450
Total			3,526,754
Cable and Satellite 5.7%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	666,000	607,065
06/01/2029	5.375%	749,000	677,226
03/01/2030	4.750%	1,876,000	1,605,215
08/15/2030	4.500%	1,354,000	1,127,901
02/01/2032	4.750%	764,000	621,772
CSC Holdings LLC(a)
12/01/2030	4.625%	1,080,000	480,802
02/15/2031	3.375%	2,892,000	1,968,435
DISH DBS Corp.
06/01/2029	5.125%	1,902,000	887,360
DISH Network Corp.(a)
11/15/2027	11.750%	133,000	130,062
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	1,841,000	1,470,076
09/15/2028	6.500%	257,000	150,019
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	546,886
08/01/2027	5.000%	299,000	276,395
07/15/2028	4.000%	380,000	330,595
07/01/2030	4.125%	1,100,000	898,649
Videotron Ltd.(a)
06/15/2029	3.625%	676,000	584,640
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,426,000	1,150,074
Ziggo BV(a)
01/15/2030	4.875%	2,067,000	1,717,998
Total			15,231,170
Chemicals 4.0%
Ashland LLC(a)
09/01/2031	3.375%	200,000	159,801
Avient Corp.(a)
08/01/2030	7.125%	528,000	534,047
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	433,470
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	642,000	607,462
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	615,000	558,303
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,110,000	968,642
HB Fuller Co.
10/15/2028	4.250%	596,000	532,093
Herens Holdco Sarl(a)
05/15/2028	4.750%	740,000	569,390
Ingevity Corp.(a)
11/01/2028	3.875%	876,000	748,392
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	755,000	754,491
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	353,000	335,177
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	824,000	651,240
11/15/2028	9.750%	1,086,000	1,059,011
SPCM SA(a)
03/15/2027	3.125%	301,000	269,987
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	303,000	218,754
09/30/2029	7.500%	170,000	106,377
WR Grace Holdings LLC(a)
06/15/2027	4.875%	1,688,000	1,571,780
08/15/2029	5.625%	638,000	521,387
03/01/2031	7.375%	169,000	166,596
Total			10,766,400
Construction Machinery 1.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,018,000	1,753,024
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	750,756
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	142,000	143,620
03/15/2031	7.750%	167,000	173,758
Total			2,821,158
Consumer Cyclical Services 2.4%
APX Group, Inc.(a)
02/15/2027	6.750%	466,000	457,149
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,129,000	980,415
12/01/2028	6.125%	688,000	593,226

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
06/01/2028	4.625%	511,000	469,188
02/15/2029	5.625%	276,000	261,147
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	454,000	445,348
Staples, Inc.(a)
04/15/2026	7.500%	319,000	262,868
Uber Technologies, Inc.(a)
05/15/2025	7.500%	647,000	655,484
08/15/2029	4.500%	2,543,000	2,340,723
Total			6,465,548
Consumer Products 1.5%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,207,000	1,125,592
Mattel, Inc.(a)
12/15/2027	5.875%	671,000	658,758
Newell Brands, Inc.
09/15/2027	6.375%	218,000	209,330
09/15/2029	6.625%	308,000	295,586
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	319,884
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	360,000	283,282
Spectrum Brands, Inc.
07/15/2025	5.750%	511,000	510,794
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	694,000	622,576
07/15/2030	5.500%	153,000	139,642
Total			4,165,444
Diversified Manufacturing 1.9%
Chart Industries, Inc.(a)
01/01/2030	7.500%	364,000	371,454
01/01/2031	9.500%	125,000	133,373
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	544,000	539,794
Madison IAQ LLC(a)
06/30/2028	4.125%	998,000	878,988
06/30/2029	5.875%	333,000	270,531
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	472,785
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	237,621
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	740,000	748,690
06/15/2028	7.250%	1,417,000	1,445,706
Total			5,098,942
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 4.8%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,228,000	1,132,502
02/15/2031	3.750%	2,003,000	1,663,233
01/15/2032	3.750%	1,003,000	820,733
FirstEnergy Corp.
11/15/2031	7.375%	225,000	256,830
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	943,000	839,951
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	485,838
09/15/2027	4.500%	2,603,000	2,418,869
NRG Energy, Inc.
01/15/2028	5.750%	440,000	417,213
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,846,000	1,648,568
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	259,000	237,388
PG&E Corp.
07/01/2028	5.000%	260,000	238,671
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,207,000	1,112,934
01/15/2030	4.750%	828,000	731,039
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	653,000	625,984
07/31/2027	5.000%	277,000	259,764
Total			12,889,517
Environmental 1.3%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	103,000	103,698
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,195,000	1,153,510
08/01/2025	3.750%	633,000	602,579
12/15/2026	5.125%	405,000	390,636
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,251,000	1,162,037
Total			3,412,460
Finance Companies 2.2%
Navient Corp.
03/25/2024	6.125%	437,000	433,124
06/25/2025	6.750%	445,000	438,434
OneMain Finance Corp.
01/15/2029	9.000%	386,000	389,320
09/15/2030	4.000%	552,000	425,617
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	966,000	852,253

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	869,000	704,594
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	2,121,000	1,658,865
Springleaf Finance Corp.
03/15/2024	6.125%	974,000	970,523
11/15/2029	5.375%	61,000	52,086
Total			5,924,816
Food and Beverage 2.7%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	683,000	662,432
06/15/2030	6.000%	504,000	492,520
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,462,000	2,328,060
Performance Food Group, Inc.(a)
05/01/2025	6.875%	170,000	170,237
Pilgrim’s Pride Corp.
04/15/2031	4.250%	379,000	325,181
03/01/2032	3.500%	167,000	132,988
Post Holdings, Inc.(a)
03/01/2027	5.750%	591,000	577,426
01/15/2028	5.625%	440,000	423,251
04/15/2030	4.625%	324,000	284,125
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	498,000	426,432
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,049,000	845,266
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	700,000	599,487
Total			7,267,405
Gaming 4.1%
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	639,896
Boyd Gaming Corp.(a)
06/15/2031	4.750%	157,000	140,346
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	808,000	705,391
02/15/2030	7.000%	1,042,000	1,047,072
Churchill Downs, Inc.(a)
05/01/2031	6.750%	315,000	311,917
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,197,000	1,211,234
07/01/2025	6.250%	918,000	913,928
07/01/2027	8.125%	1,232,000	1,259,400
International Game Technology PLC(a)
02/15/2025	6.500%	200,000	200,568
04/15/2026	4.125%	339,000	321,763
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,001,000	886,638
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	845,000	743,711
Scientific Games International, Inc.(a)
05/15/2028	7.000%	369,000	368,260
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%	480,000	477,242
06/15/2025	4.625%	400,000	386,833
12/01/2026	4.250%	561,000	525,800
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	874,000	859,633
Total			10,999,632
Health Care 5.6%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	174,908
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	131,948
04/15/2029	5.000%	729,000	676,924
AdaptHealth LLC(a)
03/01/2030	5.125%	858,000	697,507
Avantor Funding, Inc.(a)
07/15/2028	4.625%	764,000	708,155
11/01/2029	3.875%	1,334,000	1,169,646
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	819,000	663,396
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	228,700
03/15/2029	3.750%	249,000	220,041
03/15/2031	4.000%	291,000	254,031
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	654,000	408,377
05/15/2030	5.250%	1,433,000	1,133,382
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	297,000	270,738
IQVIA, Inc.(a)
05/15/2030	6.500%	270,000	273,187
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	1,743,000	1,512,954
Select Medical Corp.(a)
08/15/2026	6.250%	1,190,000	1,168,297
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	42,000	41,940
04/15/2027	10.000%	348,000	356,690
Teleflex, Inc.
11/15/2027	4.625%	693,000	655,112

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	204,911
Tenet Healthcare Corp.
02/01/2027	6.250%	886,000	878,592
11/01/2027	5.125%	1,522,000	1,453,086
10/01/2028	6.125%	704,000	677,600
01/15/2030	4.375%	148,000	133,548
06/15/2030	6.125%	446,000	439,513
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	620,000	530,795
Total			15,063,978
Home Construction 0.6%
Meritage Homes Corp.(a)
04/15/2029	3.875%	349,000	310,219
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	432,000	385,397
04/01/2029	4.750%	102,000	89,076
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	848,000	843,771
Total			1,628,463
Independent Energy 4.3%
Baytex Energy Corp.(a)
04/30/2030	8.500%	563,000	550,076
Callon Petroleum Co.(a)
06/15/2030	7.500%	287,000	270,940
Centennial Resource Production LLC(a)
04/01/2027	6.875%	140,000	138,121
CNX Resources Corp.(a)
03/14/2027	7.250%	71,000	70,424
01/15/2029	6.000%	342,000	317,501
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	2,099,000	1,978,505
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	249,000	234,130
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,936,000	1,825,123
02/01/2029	5.750%	418,000	380,910
Matador Resources Co.
09/15/2026	5.875%	1,155,000	1,122,369
Matador Resources Co.(a)
04/15/2028	6.875%	333,000	329,572
Occidental Petroleum Corp.
09/01/2030	6.625%	709,000	736,631
01/01/2031	6.125%	515,000	522,884
09/15/2036	6.450%	701,000	721,625
SM Energy Co.
07/15/2028	6.500%	568,000	545,762
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2032	4.750%	1,922,000	1,698,018
Total			11,442,591
Leisure 3.1%
Carnival Corp.(a)
03/01/2026	7.625%	481,000	471,025
03/01/2027	5.750%	1,062,000	976,958
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	842,000	921,108
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	464,000	460,557
Cinemark USA, Inc.(a)
03/15/2026	5.875%	827,000	784,766
07/15/2028	5.250%	24,000	21,327
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	297,000	277,025
NCL Corp., Ltd.(a)
02/15/2027	5.875%	426,000	414,211
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	700,000	742,105
08/31/2026	5.500%	410,000	389,032
07/15/2027	5.375%	180,000	168,764
01/15/2029	9.250%	145,000	154,627
01/15/2030	7.250%	1,487,000	1,509,033
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	614,000	597,958
Viking Cruises Ltd.(a)
07/15/2031	9.125%	585,000	591,112
Total			8,479,608
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	310,000	307,203
05/01/2028	5.750%	140,000	138,036
Total			445,239
Media and Entertainment 3.0%
Clear Channel International BV(a)
08/01/2025	6.625%	506,000	504,278
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,065,000	835,451
06/01/2029	7.500%	135,000	100,022
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,158,000	1,053,187
iHeartCommunications, Inc.
05/01/2026	6.375%	701,000	590,587

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,883,000	1,440,114
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	239,000	216,872
01/15/2029	4.250%	278,000	233,675
03/15/2030	4.625%	877,000	734,498
Playtika Holding Corp.(a)
03/15/2029	4.250%	1,327,000	1,179,297
Roblox Corp.(a)
05/01/2030	3.875%	861,000	725,612
Univision Communications, Inc.(a)
06/30/2030	7.375%	573,000	546,179
Total			8,159,772
Metals and Mining 3.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	192,049
10/01/2031	5.125%	886,000	791,022
Constellium NV(a)
02/15/2026	5.875%	438,000	431,025
Constellium SE(a)
06/15/2028	5.625%	303,000	286,146
04/15/2029	3.750%	2,594,000	2,228,687
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	595,000	553,740
04/01/2029	6.125%	2,376,000	2,188,197
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	325,000	259,625
Novelis Corp.(a)
11/15/2026	3.250%	421,000	381,482
01/30/2030	4.750%	1,043,000	927,027
08/15/2031	3.875%	267,000	220,360
Total			8,459,360
Midstream 4.9%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	651,000	550,707
DCP Midstream Operating LP
04/01/2044	5.600%	624,000	591,081
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	871,364
EQM Midstream Partners LP
08/01/2024	4.000%	170,000	166,601
07/15/2028	5.500%	720,000	680,465
07/15/2048	6.500%	552,000	499,639
EQM Midstream Partners LP(a)
07/01/2025	6.000%	860,000	853,178
06/01/2027	7.500%	226,000	228,216
07/01/2027	6.500%	503,000	496,065
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	659,000	652,897
02/01/2028	5.000%	861,000	803,009
NuStar Logistics LP
10/01/2025	5.750%	1,237,000	1,210,122
06/01/2026	6.000%	1,107,000	1,079,838
04/28/2027	5.625%	124,000	119,196
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,237,000	1,069,034
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	902,000	787,943
08/15/2031	4.125%	1,415,000	1,218,254
11/01/2033	3.875%	1,599,000	1,314,415
Total			13,192,024
Oil Field Services 0.9%
Nabors Industries Ltd.(a)
01/15/2026	7.250%	247,000	230,740
01/15/2028	7.500%	452,000	396,427
Nabors Industries, Inc.(a)
05/15/2027	7.375%	305,000	290,114
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	801,000	817,626
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	381,000	387,499
06/01/2031	8.375%	277,000	279,689
Total			2,402,095
Other REIT 1.6%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	869,000	730,417
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	175,000	164,718
02/01/2027	4.250%	2,141,000	1,860,054
06/15/2029	4.750%	322,000	262,148
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	501,000	431,945
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	167,000	168,710
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	317,531
Service Properties Trust
03/15/2024	4.650%	326,000	320,900
10/01/2024	4.350%	152,000	146,306
Total			4,402,729

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 1.5%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	249,000	244,779
09/01/2029	4.000%	1,314,000	1,042,974
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	368,000	359,933
08/15/2026	4.125%	641,000	597,306
Canpack SA/US LLC(a)
11/15/2029	3.875%	939,000	763,449
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	598,023
08/15/2027	8.500%	530,000	510,361
Total			4,116,825
Pharmaceuticals 1.2%
1375209 BC Ltd.(a)
01/30/2028	9.000%	84,000	84,209
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	574,000	367,486
06/01/2028	4.875%	871,000	518,593
09/30/2028	11.000%	151,000	107,417
10/15/2030	14.000%	30,000	17,962
Endo Dac/Finance LLC/Finco, Inc.(a),(c)
06/30/2028	0.000%	302,000	16,580
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	478,000	414,879
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	324,020
Organon Finance 1 LLC(a)
04/30/2028	4.125%	303,000	269,049
04/30/2031	5.125%	1,216,000	1,003,030
Total			3,123,225
Property & Casualty 3.5%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	567,000	519,719
10/15/2027	6.750%	1,234,000	1,160,043
04/15/2028	6.750%	1,213,000	1,196,004
11/01/2029	5.875%	471,000	415,779
AssuredPartners, Inc.(a)
08/15/2025	7.000%	740,000	730,637
01/15/2029	5.625%	686,000	594,765
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,106,000	959,443
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	182,310
HUB International Ltd.(a)
05/01/2026	7.000%	89,000	88,841
12/01/2029	5.625%	602,000	540,595
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International, Ltd.(a)
06/15/2030	7.250%	1,769,000	1,826,648
MGIC Investment Corp.
08/15/2028	5.250%	101,000	95,125
Radian Group, Inc.
03/15/2025	6.625%	40,000	39,947
03/15/2027	4.875%	235,000	221,747
USI, Inc.(a)
05/01/2025	6.875%	738,000	732,735
Total			9,304,338
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	550,032
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	130,000	114,328
01/15/2030	6.750%	160,000	135,865
IRB Holding Corp.(a)
06/15/2025	7.000%	650,000	653,250
Yum! Brands, Inc.
04/01/2032	5.375%	660,000	626,570
Total			2,080,045
Retailers 1.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	201,000	178,905
02/15/2032	5.000%	201,000	175,616
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	440,000	386,864
Hanesbrands, Inc.(a)
05/15/2026	4.875%	140,000	130,695
02/15/2031	9.000%	288,000	290,177
L Brands, Inc.(a)
07/01/2025	9.375%	200,000	212,131
10/01/2030	6.625%	719,000	694,717
L Brands, Inc.
06/15/2029	7.500%	145,000	146,997
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	814,000	698,516
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	280,554
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	992,000	918,659
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	357,000	284,269
Total			4,398,100

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	6.500%	415,000	415,654
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	169,000	160,910
Total			576,564
Technology 8.5%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	1,480,000	1,329,429
Block, Inc.
06/01/2031	3.500%	318,000	263,743
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	211,842
03/01/2026	9.125%	129,000	128,697
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	472,536
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	811,000	717,130
07/01/2029	4.875%	963,000	854,323
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	904,000	790,114
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	628,000	545,964
Entegris Escrow Corp.(a)
04/15/2029	4.750%	701,000	650,947
06/15/2030	5.950%	787,000	755,318
Gartner, Inc.(a)
07/01/2028	4.500%	637,000	597,116
06/15/2029	3.625%	304,000	268,083
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	727,926
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	655,802
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	798,000	688,344
Iron Mountain, Inc.(a)
09/15/2027	4.875%	912,000	861,014
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,684,000	939,987
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,223,000	1,028,634
NCR Corp.(a)
10/01/2028	5.000%	716,000	640,476
04/15/2029	5.125%	1,761,000	1,559,060
10/01/2030	5.250%	46,000	40,067
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	952,000	874,233
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,443,000	1,282,679
PTC, Inc.(a)
02/15/2025	3.625%	178,000	172,045
02/15/2028	4.000%	256,000	237,189
Seagate HDD Cayman(a)
12/15/2029	8.250%	311,000	324,955
07/15/2031	8.500%	346,000	363,089
Sensata Technologies BV(a)
09/01/2030	5.875%	503,000	489,186
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,177,000	1,110,375
Synaptics, Inc.(a)
06/15/2029	4.000%	635,000	537,320
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	343,634
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	1,021,177
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,627,000	1,399,133
Total			22,881,567
Wireless 2.5%
Altice France Holding SA(a)
02/15/2028	6.000%	687,000	334,741
Altice France SA(a)
02/01/2027	8.125%	847,000	733,273
07/15/2029	5.125%	1,760,000	1,249,432
SBA Communications Corp.
02/01/2029	3.125%	785,000	665,583
Sprint Capital Corp.
11/15/2028	6.875%	1,336,000	1,416,632
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,245,935
07/15/2031	4.750%	1,182,000	984,785
Total			6,630,381
Wirelines 1.6%
CenturyLink, Inc.(a)
02/15/2027	4.000%	330,000	246,534
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	597,000	583,323
03/15/2031	8.625%	613,000	593,188

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SAS(a)
10/15/2026	6.500%	1,931,000	1,823,119
10/15/2028	7.000%	1,173,000	1,082,355
Total			4,328,519
Total Corporate Bonds & Notes (Cost $265,570,317)			245,579,953

Foreign Government Obligations(d) 0.6%

Canada 0.6%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	1,514,000	1,349,213
05/15/2029	4.250%	225,000	183,576
Total			1,532,789
Total Foreign Government Obligations (Cost $1,720,335)			1,532,789

Senior Loans 3.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.967%	1,121,267	1,027,159
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	12.967%	752,935	494,679
Total			1,521,838
Health Care 0.2%
Surgery Center Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	8.896%	573,536	572,429
Media and Entertainment 1.3%
Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	3,540,374	3,464,256
Technology 1.2%
Applied Systems, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 09/18/2026	9.742%	382,271	382,630
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(e),(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.702%	761,225	714,006
Ascend Learning LLC(e),(f)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.952%	348,000	294,349
DCert Buyer, Inc.(e),(f)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	12.264%	478,000	435,778
UKG, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.271%	345,805	338,996
3-month USD LIBOR + 3.750% 05/04/2026	8.895%	421,575	415,412
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.271%	677,000	654,754
Total			3,235,925
Total Senior Loans (Cost $9,183,467)			8,794,448

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(h),(i)	7,520,533	7,517,524
Total Money Market Funds (Cost $7,517,072)		7,517,524
Total Investments in Securities (Cost: $287,906,054)		265,811,994
Other Assets & Liabilities, Net		3,423,961
Net Assets		269,235,955

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $210,126,568, which represents 78.05% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a security in default.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	The stated interest rate represents the weighted average interest rate at June 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(f)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
(g)	Represents a security purchased on a forward commitment basis.
(h)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	8,808,317	25,079,360	(26,369,735)	(418)	7,517,524	(1,317)	243,765	7,520,533
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Convertible Bonds	—	2,387,280	—	2,387,280
Corporate Bonds & Notes	—	245,579,953	—	245,579,953
Foreign Government Obligations	—	1,532,789	—	1,532,789
Senior Loans	—	8,794,448	—	8,794,448
Money Market Funds	7,517,524	—	—	7,517,524
Total Investments in Securities	7,517,524	258,294,470	—	265,811,994
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $280,388,982)	$258,294,470
Affiliated issuers (cost $7,517,072)	7,517,524
Cash	22,266
Receivable for:
Investments sold	34,998
Capital shares sold	160,504
Dividends	40,014
Interest	4,167,698
Foreign tax reclaims	3,978
Expense reimbursement due from Investment Manager	1,006
Prepaid expenses	4,565
Total assets	270,247,023
Liabilities
Payable for:
Investments purchased	648,395
Investments purchased on a delayed delivery basis	167,888
Capital shares redeemed	46,756
Management services fees	4,848
Distribution and/or service fees	1,172
Service fees	22,582
Compensation of board members	87,245
Compensation of chief compliance officer	26
Other expenses	32,156
Total liabilities	1,011,068
Net assets applicable to outstanding capital stock	$269,235,955
Represented by
Paid in capital	281,821,884
Total distributable earnings (loss)	(12,585,929)
Total - representing net assets applicable to outstanding capital stock	$269,235,955
Class 1
Net assets	$2,859,799
Shares outstanding	473,452
Net asset value per share	$6.04
Class 2
Net assets	$76,675,408
Shares outstanding	12,858,455
Net asset value per share	$5.96
Class 3
Net assets	$189,700,748
Shares outstanding	31,524,820
Net asset value per share	$6.02
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	17

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$243,765
Interest	8,440,681
Interfund lending	27
Total income	8,684,473
Expenses:
Management services fees	884,872
Distribution and/or service fees
Class 2	92,704
Class 3	119,897
Service fees	95,190
Compensation of board members	8,966
Custodian fees	4,382
Printing and postage fees	13,510
Accounting services fees	20,145
Legal fees	7,691
Compensation of chief compliance officer	26
Other	4,962
Total expenses	1,252,345
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(162,726)
Total net expenses	1,089,619
Net investment income	7,594,854
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,283,101)
Investments — affiliated issuers	(1,317)
Net realized loss	(3,284,418)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,401,488
Investments — affiliated issuers	(418)
Net change in unrealized appreciation (depreciation)	8,401,070
Net realized and unrealized gain	5,116,652
Net increase in net assets resulting from operations	$12,711,506
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$7,594,854	$14,274,196
Net realized loss	(3,284,418)	(8,642,712)
Net change in unrealized appreciation (depreciation)	8,401,070	(40,645,117)
Net increase (decrease) in net assets resulting from operations	12,711,506	(35,013,633)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(113,321)
Class 2	—	(4,354,480)
Class 3	—	(12,119,118)
Total distributions to shareholders	—	(16,586,919)
Decrease in net assets from capital stock activity	(9,030,255)	(13,833,790)
Total increase (decrease) in net assets	3,681,251	(65,434,342)
Net assets at beginning of period	265,554,704	330,989,046
Net assets at end of period	$269,235,955	$265,554,704

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	79,257	471,723	207,094	1,272,766
Distributions reinvested	—	—	19,305	113,321
Shares redeemed	(7,750)	(45,949)	(21,457)	(133,155)
Net increase	71,507	425,774	204,942	1,252,932
Class 2
Shares sold	841,044	4,960,489	5,238,813	32,291,853
Distributions reinvested	—	—	749,480	4,354,480
Shares redeemed	(623,412)	(3,666,878)	(6,045,771)	(36,963,368)
Net increase (decrease)	217,632	1,293,611	(57,478)	(317,035)
Class 3
Shares sold	56,014	335,285	64,495	391,004
Distributions reinvested	—	—	2,071,644	12,119,117
Shares redeemed	(1,869,739)	(11,084,925)	(4,483,278)	(27,279,808)
Net decrease	(1,813,725)	(10,749,640)	(2,347,139)	(14,769,687)
Total net decrease	(1,524,586)	(9,030,255)	(2,199,675)	(13,833,790)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$5.76	0.17	0.11	0.28	—	—	—
Year Ended 12/31/2022	$6.85	0.31	(1.03)	(0.72)	(0.33)	(0.04)	(0.37)
Year Ended 12/31/2021	$6.87	0.31	0.03	0.34	(0.36)	—	(0.36)
Year Ended 12/31/2020	$6.83	0.34	0.09	0.43	(0.39)	—	(0.39)
Year Ended 12/31/2019	$6.20	0.34	0.70	1.04	(0.41)	—	(0.41)
Year Ended 12/31/2018	$6.84	0.35	(0.60)	(0.25)	(0.39)	—	(0.39)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$5.69	0.16	0.11	0.27	—	—	—
Year Ended 12/31/2022	$6.77	0.29	(1.01)	(0.72)	(0.32)	(0.04)	(0.36)
Year Ended 12/31/2021	$6.79	0.29	0.03	0.32	(0.34)	—	(0.34)
Year Ended 12/31/2020	$6.76	0.32	0.09	0.41	(0.38)	—	(0.38)
Year Ended 12/31/2019	$6.15	0.33	0.67	1.00	(0.39)	—	(0.39)
Year Ended 12/31/2018	$6.78	0.33	(0.59)	(0.26)	(0.37)	—	(0.37)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$5.74	0.17	0.11	0.28	—	—	—
Year Ended 12/31/2022	$6.83	0.30	(1.02)	(0.72)	(0.33)	(0.04)	(0.37)
Year Ended 12/31/2021	$6.85	0.30	0.03	0.33	(0.35)	—	(0.35)
Year Ended 12/31/2020	$6.81	0.33	0.09	0.42	(0.38)	—	(0.38)
Year Ended 12/31/2019	$6.19	0.34	0.68	1.02	(0.40)	—	(0.40)
Year Ended 12/31/2018	$6.83	0.34	(0.60)	(0.26)	(0.38)	—	(0.38)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$6.04	4.86%	0.78%	0.65%	5.83%	14%	$2,860
Year Ended 12/31/2022	$5.76	(10.54%)	0.78%	0.66%	5.21%	40%	$2,314
Year Ended 12/31/2021	$6.85	4.98%	0.77%	0.67%	4.52%	60%	$1,349
Year Ended 12/31/2020	$6.87	6.67%	0.78%	0.67%	5.17%	59%	$563
Year Ended 12/31/2019	$6.83	17.00%	0.80%	0.67%	5.21%	49%	$227
Year Ended 12/31/2018	$6.20	(3.86%)	0.77%	0.73%	5.31%	39%	$11
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$5.96	4.75%	1.02%	0.90%	5.57%	14%	$76,675
Year Ended 12/31/2022	$5.69	(10.78%)	1.02%	0.91%	4.87%	40%	$71,928
Year Ended 12/31/2021	$6.77	4.79%	1.02%	0.92%	4.28%	60%	$85,990
Year Ended 12/31/2020	$6.79	6.31%	1.02%	0.92%	4.89%	59%	$71,989
Year Ended 12/31/2019	$6.76	16.52%	1.02%	0.94%	5.04%	49%	$74,825
Year Ended 12/31/2018	$6.15	(4.00%)	1.01%	0.98%	5.06%	39%	$54,532
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$6.02	4.88%	0.90%	0.78%	5.69%	14%	$189,701
Year Ended 12/31/2022	$5.74	(10.70%)	0.90%	0.79%	4.99%	40%	$191,313
Year Ended 12/31/2021	$6.83	4.86%	0.89%	0.80%	4.42%	60%	$243,649
Year Ended 12/31/2020	$6.85	6.55%	0.89%	0.80%	5.03%	59%	$253,841
Year Ended 12/31/2019	$6.81	16.72%	0.89%	0.81%	5.18%	49%	$280,814
Year Ended 12/31/2018	$6.19	(4.00%)	0.89%	0.86%	5.18%	39%	$279,157
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	21

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
22	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
24	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.64%	0.66%
Class 2	0.89	0.91
Class 3	0.765	0.785
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
287,906,000	1,041,000	(23,135,000)	(22,094,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(3,958,924)	(4,890,024)	(8,848,948)
26	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $35,083,050 and $35,399,694, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	200,000	4.85	1
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
28	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 90.7% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	29

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
30	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	31

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
32	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2023	33

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Columbia Variable Portfolio – High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7010_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Large Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Large Cap Growth Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2019
Tiffany Wade
Co-Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	30.30	27.08	13.52	14.55
Class 2	05/03/10	30.12	26.76	13.23	14.27
Class 3	09/15/99	30.20	26.94	13.38	14.40
Russell 1000 Growth Index		29.02	27.11	15.14	15.74
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	99.7
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	9.8
Consumer Discretionary	12.6
Consumer Staples	5.2
Financials	6.2
Health Care	14.9
Industrials	6.6
Information Technology	42.4
Real Estate	2.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2023)
Information Technology
Application Software	4.3
Electronic Manufacturing Services	1.5
Semiconductors	11.1
Systems Software	14.6
Technology Hardware, Storage & Peripherals	10.9
Total	42.4
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,303.00	1,021.39	4.08	3.58	0.71
Class 2	1,000.00	1,000.00	1,301.20	1,020.14	5.51	4.84	0.96
Class 3	1,000.00	1,000.00	1,302.00	1,020.74	4.82	4.23	0.84
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.0%
Issuer	Shares	Value ($)
Communication Services 9.8%
Entertainment 1.1%
Activision Blizzard, Inc.(a)	313,976	26,468,177
Interactive Media & Services 8.7%
Alphabet, Inc., Class A(a)	568,602	68,061,659
Alphabet, Inc., Class C(a)	764,869	92,526,203
Meta Platforms, Inc., Class A(a)	142,990	41,035,270
Total		201,623,132
Total Communication Services		228,091,309
Consumer Discretionary 12.6%
Automobiles 1.7%
Tesla, Inc.(a)	153,943	40,297,659
Broadline Retail 6.2%
Amazon.com, Inc.(a)	1,098,780	143,236,961
Hotels, Restaurants & Leisure 3.1%
Hilton Worldwide Holdings, Inc.	257,189	37,433,859
Starbucks Corp.	357,356	35,399,685
Total		72,833,544
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc., Class B	337,166	37,213,012
Total Consumer Discretionary		293,581,176
Consumer Staples 5.2%
Beverages 1.5%
Coca-Cola Co. (The)	602,155	36,261,774
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale Corp.	99,282	53,451,443
Household Products 1.4%
Procter & Gamble Co. (The)	209,563	31,799,090
Total Consumer Staples		121,512,307
Financials 6.2%
Capital Markets 1.9%
S&P Global, Inc.	111,462	44,684,001
Financial Services 4.3%
Visa, Inc., Class A	421,134	100,010,903
Total Financials		144,694,904
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.9%
Biotechnology 3.4%
Alnylam Pharmaceuticals, Inc.(a)	80,828	15,352,470
BioMarin Pharmaceutical, Inc.(a)	145,614	12,621,821
Exact Sciences Corp.(a)	277,843	26,089,458
Vertex Pharmaceuticals, Inc.(a)	70,036	24,646,369
Total		78,710,118
Health Care Equipment & Supplies 5.2%
Boston Scientific Corp.(a)	581,968	31,478,649
DexCom, Inc.(a)	284,065	36,505,193
Intuitive Surgical, Inc.(a)	154,466	52,818,104
Total		120,801,946
Health Care Providers & Services 1.3%
Cigna Group (The)	106,531	29,892,599
Life Sciences Tools & Services 0.6%
Bio-Techne Corp.	190,507	15,551,087
Pharmaceuticals 4.4%
Eli Lilly & Co.	141,851	66,525,282
Zoetis, Inc.	209,596	36,094,527
Total		102,619,809
Total Health Care		347,575,559
Industrials 6.6%
Commercial Services & Supplies 1.3%
Cintas Corp.	63,380	31,504,930
Construction & Engineering 1.3%
MasTec, Inc.(a)	262,565	30,974,793
Electrical Equipment 2.6%
AMETEK, Inc.	174,128	28,187,840
Eaton Corp. PLC	158,687	31,911,956
Total		60,099,796
Industrial Conglomerates 1.4%
Honeywell International, Inc.	152,997	31,746,878
Total Industrials		154,326,397
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 42.4%
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity Ltd.	255,699	35,838,772
Semiconductors & Semiconductor Equipment 11.1%
Advanced Micro Devices, Inc.(a)	291,736	33,231,648
Broadcom, Inc.	72,621	62,993,634
NVIDIA Corp.	294,763	124,690,644
QUALCOMM, Inc.	319,960	38,088,039
Total		259,003,965
Software 18.9%
Adobe, Inc.(a)	142,128	69,499,171
Dynatrace, Inc.(a)	606,311	31,206,827
Microsoft Corp.	696,484	237,180,661
Palo Alto Networks, Inc.(a)	182,181	46,549,067
ServiceNow, Inc.(a)	101,271	56,911,264
Total		441,346,990
Technology Hardware, Storage & Peripherals 10.9%
Apple, Inc.	1,304,054	252,947,354
Total Information Technology		989,137,081
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.3%
Industrial REITs 1.0%
Prologis, Inc.	186,871	22,915,991
Specialized REITs 1.3%
Equinix, Inc.	41,057	32,186,224
Total Real Estate		55,102,215
Total Common Stocks (Cost $1,384,240,525)		2,334,020,948

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	6,419,797	6,417,229
Total Money Market Funds (Cost $6,416,874)		6,417,229
Total Investments in Securities (Cost: $1,390,657,399)		2,340,438,177
Other Assets & Liabilities, Net		(6,555,304)
Net Assets		2,333,882,873

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	51,483,773	189,865,557	(234,927,327)	(4,774)	6,417,229	(810)	705,945	6,419,797
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	228,091,309	—	—	228,091,309
Consumer Discretionary	293,581,176	—	—	293,581,176
Consumer Staples	121,512,307	—	—	121,512,307
Financials	144,694,904	—	—	144,694,904
Health Care	347,575,559	—	—	347,575,559
Industrials	154,326,397	—	—	154,326,397
Information Technology	989,137,081	—	—	989,137,081
Real Estate	55,102,215	—	—	55,102,215
Total Common Stocks	2,334,020,948	—	—	2,334,020,948
Money Market Funds	6,417,229	—	—	6,417,229
Total Investments in Securities	2,340,438,177	—	—	2,340,438,177
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,384,240,525)	$2,334,020,948
Affiliated issuers (cost $6,416,874)	6,417,229
Receivable for:
Capital shares sold	421,826
Dividends	532,535
Expense reimbursement due from Investment Manager	969
Prepaid expenses	11,970
Total assets	2,341,405,477
Liabilities
Payable for:
Capital shares redeemed	7,149,906
Management services fees	43,429
Distribution and/or service fees	2,029
Service fees	53,459
Compensation of board members	242,759
Compensation of chief compliance officer	204
Other expenses	30,818
Total liabilities	7,522,604
Net assets applicable to outstanding capital stock	$2,333,882,873
Represented by
Trust capital	$2,333,882,873
Total - representing net assets applicable to outstanding capital stock	$2,333,882,873
Class 1
Net assets	$1,909,138,058
Shares outstanding	56,270,307
Net asset value per share	$33.93
Class 2
Net assets	$176,872,330
Shares outstanding	5,388,067
Net asset value per share	$32.83
Class 3
Net assets	$247,872,485
Shares outstanding	7,419,932
Net asset value per share	$33.41
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023	9

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,373,007
Dividends — affiliated issuers	705,945
Total income	9,078,952
Expenses:
Management services fees	7,363,610
Distribution and/or service fees
Class 2	194,853
Class 3	136,345
Service fees	233,321
Compensation of board members	19,241
Custodian fees	6,170
Printing and postage fees	11,389
Accounting services fees	15,045
Legal fees	19,733
Compensation of chief compliance officer	197
Other	17,965
Total expenses	8,017,869
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(62,903)
Total net expenses	7,954,966
Net investment income	1,123,986
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	40,514,271
Investments — affiliated issuers	(810)
Net realized gain	40,513,461
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	529,828,350
Investments — affiliated issuers	(4,774)
Net change in unrealized appreciation (depreciation)	529,823,576
Net realized and unrealized gain	570,337,037
Net increase in net assets resulting from operations	$571,461,023
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$1,123,986	$2,418,192
Net realized gain (loss)	40,513,461	(57,760,710)
Net change in unrealized appreciation (depreciation)	529,823,576	(814,166,429)
Net increase (decrease) in net assets resulting from operations	571,461,023	(869,508,947)
Increase (decrease) in net assets from capital stock activity	(200,666,057)	97,785,079
Total increase (decrease) in net assets	370,794,966	(771,723,868)
Net assets at beginning of period	1,963,087,907	2,734,811,775
Net assets at end of period	$2,333,882,873	$1,963,087,907

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	170,682	5,006,374	7,516,629	218,725,533
Shares redeemed	(6,263,301)	(191,000,274)	(3,275,553)	(93,546,436)
Net increase (decrease)	(6,092,619)	(185,993,900)	4,241,076	125,179,097
Class 2
Shares sold	288,208	8,364,857	814,666	23,258,825
Shares redeemed	(453,172)	(13,371,004)	(726,188)	(21,027,671)
Net increase (decrease)	(164,964)	(5,006,147)	88,478	2,231,154
Class 3
Shares sold	35,687	1,101,643	40,178	1,158,546
Shares redeemed	(371,378)	(10,767,653)	(1,041,187)	(30,783,718)
Net decrease	(335,691)	(9,666,010)	(1,001,009)	(29,625,172)
Total net increase (decrease)	(6,593,274)	(200,666,057)	3,328,545	97,785,079
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$26.04	0.02	7.87	7.89
Year Ended 12/31/2022	$37.95	0.04	(11.95)	(11.91)
Year Ended 12/31/2021	$29.48	0.01	8.46	8.47
Year Ended 12/31/2020	$21.88	0.06	7.54	7.60
Year Ended 12/31/2019	$16.10	0.04	5.74	5.78
Year Ended 12/31/2018	$16.76	0.03	(0.69)	(0.66)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$25.23	(0.02)	7.62	7.60
Year Ended 12/31/2022	$36.85	(0.03)	(11.59)	(11.62)
Year Ended 12/31/2021	$28.71	(0.07)	8.21	8.14
Year Ended 12/31/2020	$21.36	0.00(d)	7.35	7.35
Year Ended 12/31/2019	$15.76	(0.01)	5.61	5.60
Year Ended 12/31/2018	$16.44	(0.02)	(0.66)	(0.68)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$25.66	0.00(d)	7.75	7.75
Year Ended 12/31/2022	$37.43	0.00(d)	(11.77)	(11.77)
Year Ended 12/31/2021	$29.12	(0.03)	8.34	8.31
Year Ended 12/31/2020	$21.64	0.03	7.45	7.48
Year Ended 12/31/2019	$15.94	0.01	5.69	5.70
Year Ended 12/31/2018	$16.62	0.01	(0.69)	(0.68)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$33.93	30.30%	0.72%	0.71%	0.14%	25%	$1,909,138
Year Ended 12/31/2022	$26.04	(31.38%)	0.72%	0.72%	0.15%	46%	$1,624,014
Year Ended 12/31/2021	$37.95	28.73%	0.71%(c)	0.71%(c)	0.03%	46%	$2,205,624
Year Ended 12/31/2020	$29.48	34.74%	0.73%	0.73%	0.26%	57%	$1,943,859
Year Ended 12/31/2019	$21.88	35.90%	0.73%	0.73%	0.19%	39%	$1,700,174
Year Ended 12/31/2018	$16.10	(3.94%)	0.74%	0.74%	0.16%	27%	$1,312,513
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$32.83	30.12%	0.97%	0.96%	(0.11%)	25%	$176,872
Year Ended 12/31/2022	$25.23	(31.53%)	0.97%	0.97%	(0.12%)	46%	$140,088
Year Ended 12/31/2021	$36.85	28.35%	0.96%(c)	0.96%(c)	(0.21%)	46%	$201,389
Year Ended 12/31/2020	$28.71	34.41%	0.98%	0.98%	0.02%	57%	$161,648
Year Ended 12/31/2019	$21.36	35.53%	0.98%	0.98%	(0.06%)	39%	$131,133
Year Ended 12/31/2018	$15.76	(4.14%)	0.99%	0.99%	(0.09%)	27%	$108,782
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$33.41	30.20%	0.85%	0.84%	0.01%	25%	$247,872
Year Ended 12/31/2022	$25.66	(31.44%)	0.85%	0.85%	0.00%(d)	46%	$198,985
Year Ended 12/31/2021	$37.43	28.54%	0.83%(c)	0.83%(c)	(0.09%)	46%	$327,799
Year Ended 12/31/2020	$29.12	34.57%	0.85%	0.85%	0.14%	57%	$284,747
Year Ended 12/31/2019	$21.64	35.76%	0.86%	0.86%	0.06%	39%	$230,850
Year Ended 12/31/2018	$15.94	(4.09%)	0.86%	0.86%	0.04%	27%	$196,874
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023	13

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.69% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
16	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.70%	0.75%
Class 2	0.95	1.00
Class 3	0.825	0.875
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $532,904,511 and $680,782,647, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have
18	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 92.2% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023	21

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
22	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023	23

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7013_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Dividend Opportunity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Dividend Opportunity Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio management
Grace Lee, CAIA
Lead Portfolio Manager
Managed Fund since 2020
Yan Jin
Portfolio Manager
Managed Fund since 2018
David King, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	0.03	5.84	8.22	8.70
Class 2	05/03/10	-0.08	5.58	7.96	8.43
Class 3	09/15/99	-0.03	5.73	8.09	8.57
MSCI USA High Dividend Yield Index (Net)		0.27	5.37	6.76	8.95
Russell 1000 Value Index		5.12	11.54	8.11	9.22
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	97.2
Convertible Preferred Stocks	1.8
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	4.2
Consumer Discretionary	4.9
Consumer Staples	13.7
Energy	10.7
Financials	18.5
Health Care	15.9
Industrials	5.9
Information Technology	10.3
Materials	1.3
Real Estate	7.3
Utilities	7.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,000.30	1,021.59	3.34	3.38	0.67
Class 2	1,000.00	1,000.00	999.20	1,020.34	4.59	4.63	0.92
Class 3	1,000.00	1,000.00	999.70	1,020.99	3.94	3.98	0.79
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Communication Services 4.1%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	750,000	11,962,500
Verizon Communications, Inc.	175,000	6,508,250
Total		18,470,750
Media 2.0%
Comcast Corp., Class A	425,000	17,658,750
Total Communication Services		36,129,500
Consumer Discretionary 4.8%
Automobiles 0.6%
Ford Motor Co.	350,000	5,295,500
Broadline Retail 0.5%
Macy’s, Inc.	267,500	4,293,375
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	30,000	5,012,400
Restaurant Brands International, Inc.	60,000	4,651,200
Total		9,663,600
Specialty Retail 2.1%
Home Depot, Inc. (The)	60,000	18,638,400
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	101,000	4,322,800
Total Consumer Discretionary		42,213,675
Consumer Staples 13.5%
Beverages 5.0%
Coca-Cola Co. (The)	361,100	21,745,442
PepsiCo, Inc.	117,500	21,763,350
Total		43,508,792
Consumer Staples Distribution & Retail 0.4%
Target Corp.	27,500	3,627,250
Food Products 1.7%
Bunge Ltd.	47,500	4,481,625
JM Smucker Co. (The)	27,500	4,060,925
Kraft Heinz Co. (The)	169,400	6,013,700
Total		14,556,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 3.6%
Procter & Gamble Co. (The)	210,000	31,865,400
Personal Care Products 0.3%
Kenvue, Inc.(a)	105,201	2,779,411
Tobacco 2.5%
Altria Group, Inc.	146,000	6,613,800
Philip Morris International, Inc.	157,500	15,375,150
Total		21,988,950
Total Consumer Staples		118,326,053
Energy 10.5%
Oil, Gas & Consumable Fuels 10.5%
Chesapeake Energy Corp.	55,000	4,602,400
Chevron Corp.	140,000	22,029,000
ConocoPhillips Co.	104,000	10,775,440
Exxon Mobil Corp.	385,000	41,291,250
Valero Energy Corp.	57,500	6,744,750
Williams Companies, Inc. (The)	208,500	6,803,355
Total		92,246,195
Total Energy		92,246,195
Financials 18.1%
Banks 10.2%
Bank of America Corp.	600,000	17,214,000
JPMorgan Chase & Co.	240,000	34,905,600
M&T Bank Corp.	52,500	6,497,400
New York Community Bancorp, Inc.	450,000	5,058,000
PNC Financial Services Group, Inc. (The)	55,000	6,927,250
Wells Fargo & Co.	450,000	19,206,000
Total		89,808,250
Capital Markets 6.4%
Ares Capital Corp.	236,000	4,434,440
BlackRock, Inc.	12,700	8,777,478
Blackstone, Inc.	100,000	9,297,000
Carlyle Group, Inc. (The)	165,000	5,271,750
CME Group, Inc.	35,000	6,485,150
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Morgan Stanley	175,000	14,945,000
State Street Corp.	92,500	6,769,150
Total		55,979,968
Insurance 1.0%
MetLife, Inc.	160,000	9,044,800
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	227,500	4,413,500
Total Financials		159,246,518
Health Care 15.6%
Biotechnology 3.8%
AbbVie, Inc.	167,500	22,567,275
Amgen, Inc.	47,500	10,545,950
Total		33,113,225
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	98,000	4,464,880
Medtronic PLC	174,100	15,338,210
Total		19,803,090
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	50,000	4,728,500
CVS Health Corp.	127,000	8,779,510
Total		13,508,010
Pharmaceuticals 8.0%
Bristol-Myers Squibb Co.	225,000	14,388,750
Johnson & Johnson	165,000	27,310,800
Merck & Co., Inc.	250,000	28,847,500
Total		70,547,050
Total Health Care		136,971,375
Industrials 5.8%
Aerospace & Defense 0.7%
Raytheon Technologies Corp.	67,500	6,612,300
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	77,500	13,891,875
Building Products 0.8%
Johnson Controls International PLC	97,500	6,643,650
Electrical Equipment 0.8%
Emerson Electric Co.	80,000	7,231,200
Ground Transportation 0.5%
Common Stocks (continued)
Issuer	Shares	Value ($)
Union Pacific Corp.	22,500	4,603,950
Machinery 1.4%
AGCO Corp.	37,500	4,928,249
Stanley Black & Decker, Inc.	74,500	6,981,395
Total		11,909,644
Total Industrials		50,892,619
Information Technology 10.1%
Communications Equipment 2.3%
Cisco Systems, Inc.	386,000	19,971,640
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	125,000	4,380,000
IT Services 1.3%
International Business Machines Corp.	82,500	11,039,325
Semiconductors & Semiconductor Equipment 5.3%
Broadcom, Inc.	38,500	33,396,055
QUALCOMM, Inc.	37,500	4,464,000
Texas Instruments, Inc.	50,000	9,001,000
Total		46,861,055
Technology Hardware, Storage & Peripherals 0.7%
Dell Technologies, Inc.	41,000	2,218,510
HP, Inc.	143,500	4,406,885
Total		6,625,395
Total Information Technology		88,877,415
Materials 1.3%
Chemicals 0.8%
Dow, Inc.	128,400	6,838,584
Metals & Mining 0.5%
Newmont Corp.	105,000	4,479,300
Total Materials		11,317,884
Real Estate 7.2%
Health Care REITs 0.8%
Welltower, Inc.	81,000	6,552,090
Industrial REITs 1.5%
Prologis, Inc.	110,000	13,489,300

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 1.4%
AvalonBay Communities, Inc.	27,500	5,204,925
Invitation Homes, Inc.	200,000	6,880,000
Total		12,084,925
Retail REITs 0.8%
Simon Property Group, Inc.	62,500	7,217,500
Specialized REITs 2.7%
American Tower Corp.	65,000	12,606,100
Life Storage, Inc.	50,000	6,648,000
VICI Properties, Inc.	138,000	4,337,340
Total		23,591,440
Total Real Estate		62,935,255
Utilities 5.5%
Electric Utilities 4.5%
American Electric Power Co., Inc.	95,000	7,999,000
Duke Energy Corp.	90,000	8,076,600
Entergy Corp.	82,500	8,033,025
FirstEnergy Corp.	225,000	8,748,000
NextEra Energy, Inc.	85,000	6,307,000
Total		39,163,625
Multi-Utilities 1.0%
DTE Energy Co.	80,000	8,801,600
Total Utilities		47,965,225
Total Common Stocks (Cost $768,953,755)		847,121,714
Convertible Preferred Stocks 1.7%
Issuer		Shares	Value ($)
Utilities 1.7%
Electric Utilities 0.7%
NextEra Energy, Inc.	6.926%	140,000	6,300,000
Multi-Utilities 1.0%
NiSource, Inc.	7.750%	87,500	8,943,375
Total Utilities			15,243,375
Total Convertible Preferred Stocks (Cost $15,699,918)			15,243,375

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	8,893,328	8,889,770
Total Money Market Funds (Cost $8,889,679)		8,889,770
Total Investments in Securities (Cost: $793,543,352)		871,254,859
Other Assets & Liabilities, Net		7,083,045
Net Assets		878,337,904

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	2,119,900	88,606,532	(81,836,753)	91	8,889,770	(1,023)	135,165	8,893,328
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	36,129,500	—	—	36,129,500
Consumer Discretionary	42,213,675	—	—	42,213,675
Consumer Staples	118,326,053	—	—	118,326,053
Energy	92,246,195	—	—	92,246,195
Financials	159,246,518	—	—	159,246,518
Health Care	136,971,375	—	—	136,971,375
Industrials	50,892,619	—	—	50,892,619
Information Technology	88,877,415	—	—	88,877,415
Materials	11,317,884	—	—	11,317,884
Real Estate	62,935,255	—	—	62,935,255
Utilities	47,965,225	—	—	47,965,225
Total Common Stocks	847,121,714	—	—	847,121,714
Convertible Preferred Stocks
Utilities	—	15,243,375	—	15,243,375
Total Convertible Preferred Stocks	—	15,243,375	—	15,243,375
Money Market Funds	8,889,770	—	—	8,889,770
Total Investments in Securities	856,011,484	15,243,375	—	871,254,859
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $784,653,673)	$862,365,089
Affiliated issuers (cost $8,889,679)	8,889,770
Receivable for:
Investments sold	10,265,118
Capital shares sold	76,692
Dividends	1,589,931
Foreign tax reclaims	43,906
Expense reimbursement due from Investment Manager	2,752
Prepaid expenses	7,505
Total assets	883,240,763
Liabilities
Payable for:
Investments purchased	4,260,288
Capital shares redeemed	273,203
Management services fees	16,698
Distribution and/or service fees	3,251
Service fees	52,464
Compensation of board members	271,851
Compensation of chief compliance officer	83
Other expenses	25,021
Total liabilities	4,902,859
Net assets applicable to outstanding capital stock	$878,337,904
Represented by
Trust capital	$878,337,904
Total - representing net assets applicable to outstanding capital stock	$878,337,904
Class 1
Net assets	$47,453,776
Shares outstanding	1,270,412
Net asset value per share	$37.35
Class 2
Net assets	$124,653,975
Shares outstanding	3,450,788
Net asset value per share	$36.12
Class 3
Net assets	$706,230,153
Shares outstanding	19,227,540
Net asset value per share	$36.73
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$17,796,758
Dividends — affiliated issuers	135,165
European Union tax reclaim	10,615
Foreign taxes withheld	(14,888)
Total income	17,927,650
Expenses:
Management services fees	3,098,388
Distribution and/or service fees
Class 2	154,521
Class 3	448,292
Service fees	294,005
Compensation of board members	15,425
Custodian fees	4,148
Printing and postage fees	23,026
Accounting services fees	16,858
Legal fees	11,980
Compensation of chief compliance officer	91
Other	9,890
Total expenses	4,076,624
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(499,698)
Total net expenses	3,576,926
Net investment income	14,350,724
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,638,898)
Investments — affiliated issuers	(1,023)
Foreign currency translations	(782)
Net realized loss	(1,640,703)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(13,338,936)
Investments — affiliated issuers	91
Net change in unrealized appreciation (depreciation)	(13,338,845)
Net realized and unrealized loss	(14,979,548)
Net decrease in net assets resulting from operations	$(628,824)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$14,350,724	$27,333,826
Net realized gain (loss)	(1,640,703)	46,536,840
Net change in unrealized appreciation (depreciation)	(13,338,845)	(85,790,232)
Net decrease in net assets resulting from operations	(628,824)	(11,919,566)
Decrease in net assets from capital stock activity	(33,009,716)	(33,981,615)
Total decrease in net assets	(33,638,540)	(45,901,181)
Net assets at beginning of period	911,976,444	957,877,625
Net assets at end of period	$878,337,904	$911,976,444

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	65,737	2,419,165	119,195	4,358,688
Shares redeemed	(70,703)	(2,625,446)	(203,003)	(7,515,140)
Net decrease	(4,966)	(206,281)	(83,808)	(3,156,452)
Class 2
Shares sold	198,814	7,107,931	808,816	28,600,555
Shares redeemed	(164,939)	(5,862,085)	(194,156)	(6,837,104)
Net increase	33,875	1,245,846	614,660	21,763,451
Class 3
Shares sold	28,379	1,035,917	80,183	2,835,418
Shares redeemed	(966,751)	(35,085,198)	(1,519,893)	(55,424,032)
Net decrease	(938,372)	(34,049,281)	(1,439,710)	(52,588,614)
Total net decrease	(909,463)	(33,009,716)	(908,858)	(33,981,615)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$37.34	0.62	(0.61)	0.01
Year Ended 12/31/2022	$37.76	1.15(c)	(1.57)	(0.42)
Year Ended 12/31/2021	$29.93	0.97	6.86	7.83
Year Ended 12/31/2020	$29.59	1.04	(0.70)	0.34
Year Ended 12/31/2019	$23.85	0.85	4.89	5.74
Year Ended 12/31/2018	$25.30	0.85	(2.30)	(1.45)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$36.15	0.56	(0.59)	(0.03)
Year Ended 12/31/2022	$36.66	1.03(c)	(1.54)	(0.51)
Year Ended 12/31/2021	$29.12	0.89	6.65	7.54
Year Ended 12/31/2020	$28.86	0.95	(0.69)	0.26
Year Ended 12/31/2019	$23.32	0.77	4.77	5.54
Year Ended 12/31/2018	$24.81	0.75	(2.24)	(1.49)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$36.74	0.59	(0.60)	(0.01)
Year Ended 12/31/2022	$37.20	1.09(c)	(1.55)	(0.46)
Year Ended 12/31/2021	$29.52	0.94	6.74	7.68
Year Ended 12/31/2020	$29.22	1.00	(0.70)	0.30
Year Ended 12/31/2019	$23.58	0.81	4.83	5.64
Year Ended 12/31/2018	$25.05	0.79	(2.26)	(1.47)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$37.35	0.03%	0.78%	0.67%	3.37%	22%	$47,454
Year Ended 12/31/2022	$37.34	(1.11%)	0.78%(d)	0.67%(d)	3.12%	44%	$47,618
Year Ended 12/31/2021	$37.76	26.16%	0.76%(d)	0.71%(d)	2.92%	38%	$51,329
Year Ended 12/31/2020	$29.93	1.15%	0.74%	0.73%	3.88%	54%	$631,347
Year Ended 12/31/2019	$29.59	24.07%	0.74%	0.72%	3.13%	46%	$632,898
Year Ended 12/31/2018	$23.85	(5.73%)	0.72%	0.72%	3.31%	87%	$537,062
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$36.12	(0.08%)	1.03%	0.92%	3.12%	22%	$124,654
Year Ended 12/31/2022	$36.15	(1.39%)	1.03%(d)	0.92%(d)	2.90%	44%	$123,529
Year Ended 12/31/2021	$36.66	25.89%	1.04%(d)	0.94%(d)	2.66%	38%	$102,724
Year Ended 12/31/2020	$29.12	0.90%	0.99%	0.98%	3.64%	54%	$77,386
Year Ended 12/31/2019	$28.86	23.76%	0.99%	0.97%	2.88%	46%	$81,504
Year Ended 12/31/2018	$23.32	(6.01%)	0.97%	0.97%	2.99%	87%	$61,764
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$36.73	(0.03%)	0.91%	0.79%	3.24%	22%	$706,230
Year Ended 12/31/2022	$36.74	(1.24%)	0.90%(d)	0.79%(d)	3.00%	44%	$740,830
Year Ended 12/31/2021	$37.20	26.02%	0.92%(d)	0.82%(d)	2.78%	38%	$803,825
Year Ended 12/31/2020	$29.52	1.03%	0.86%	0.85%	3.77%	54%	$715,809
Year Ended 12/31/2019	$29.22	23.92%	0.86%	0.84%	3.00%	46%	$810,575
Year Ended 12/31/2018	$23.58	(5.87%)	0.85%	0.84%	3.11%	87%	$749,273
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
18	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.70% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2023 through April 30, 2024	Voluntary expense cap May 1, 2023 through June 30, 2023	Contractual expense cap prior to May 1, 2023
Class 1	0.68%	0.67%	0.67%
Class 2	0.93	0.92	0.92
Class 3	0.805	0.795	0.795
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $197,781,702 and $228,450,987, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
20	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 93.7% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Dividend Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023	23

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
24	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023	25

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Dividend Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7005_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – U.S. Government Mortgage Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio management
Jason Callan
Co-Portfolio Manager
Managed Fund since 2012
Tom Heuer, CFA
Co-Portfolio Manager
Managed Fund since 2012
Ryan Osborn, CFA
Co-Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	1.61	-3.62	-0.21	1.20
Class 2	05/03/10	1.38	-3.91	-0.48	0.94
Class 3	09/15/99	1.50	-3.77	-0.35	1.08
Bloomberg U.S. Mortgage-Backed Securities Index		1.87	-1.52	0.03	1.13
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Asset-Backed Securities — Non-Agency	4.8
Call Option Contracts Purchased	0.1
Commercial Mortgage-Backed Securities - Agency	3.6
Commercial Mortgage-Backed Securities - Non-Agency	3.7
Money Market Funds	3.0
Residential Mortgage-Backed Securities - Agency	77.6
Residential Mortgage-Backed Securities - Non-Agency	7.2
Total	100.0
Percentages indicated are based upon total investments including option contracts purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2023)
AAA rating	85.4
AA rating	3.2
A rating	4.3
BBB rating	4.0
BB rating	0.7
B rating	0.9
CCC rating	0.1
Not rated	1.4
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,016.10	1,022.64	2.31	2.32	0.46
Class 2	1,000.00	1,000.00	1,013.80	1,021.39	3.56	3.58	0.71
Class 3	1,000.00	1,000.00	1,015.00	1,021.99	2.96	2.97	0.59
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a),(b)
Series 2023-2A Class A
06/20/2030	7.970%	3,200,000	3,199,680
Apidos CLO XXVIII(a),(c)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	6.950%	4,125,000	3,927,532
Carlyle Global Market Strategies CLO Ltd.(a),(c)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	6.960%	2,750,000	2,607,448
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	6.680%	6,500,000	6,298,389
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	1,914,477	1,911,933
Madison Park Funding XVIII Ltd.(a),(c)
Series 2015-18A Class CRR
3-month USD LIBOR + 1.900% Floor 1.900% 10/21/2030	7.161%	8,000,000	7,635,368
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	2,074,513	2,068,046
OZLM Funding IV Ltd.(a),(c)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	12.523%	2,000,000	1,732,678
OZLM XI Ltd.(a),(c)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	7.049%	3,000,000	2,935,332
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	1,130,827	1,109,849
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	3,087,886	3,109,354
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	1,999,736	1,851,962
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(c)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	7.010%	5,250,000	5,020,355
RR 3 Ltd.(a),(c)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	6.660%	3,750,000	3,665,644
Sound Point IV-R CLO Ltd.(a),(c)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	7.012%	5,000,000	4,788,400
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	2,083,805	2,089,320
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	513,401	493,371
Total Asset-Backed Securities — Non-Agency (Cost $56,224,332)			54,444,661

Commercial Mortgage-Backed Securities - Agency 4.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,168,146
Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.205%	5,975,836	5,624,370
Series 2018-M7 Class A2
03/25/2028	3.130%	22,928,939	21,484,437
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,971,986	3,683,579
FRESB Mortgage Trust(d)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	3,211,091	3,026,097
Government National Mortgage Association(d),(e)
Series 2019-102 Class IB
03/16/2060	0.834%	6,679,267	373,804
Series 2019-118 Class IO
06/16/2061	0.811%	9,651,997	460,980
Series 2019-131 Class IO
07/16/2061	0.802%	12,878,197	686,586
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-134 Class IO
08/16/2061	0.652%	8,632,890	368,671
Series 2019-139 Class IO
11/16/2061	0.636%	9,156,074	404,791
Series 2020-19 Class IO
12/16/2061	0.694%	9,440,267	485,642
Series 2020-3 Class IO
02/16/2062	0.615%	9,847,906	447,330
Total Commercial Mortgage-Backed Securities - Agency (Cost $49,759,042)			41,214,433

Commercial Mortgage-Backed Securities - Non-Agency 4.8%

Braemar Hotels & Resorts Trust(a),(c)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	6.994%	3,500,000	3,278,497
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	2,269,088
Hilton USA Trust(a),(d)
Subordinated Series 2016-HHV Class F
11/04/2038	4.333%	7,500,000	6,601,987
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	715,950
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	1,373,309
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,679,531	7,650,443
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	2,917,500	2,578,190
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	3,713,342
Series 2020-SFR3 Class B
10/17/2027	1.495%	3,000,000	2,702,277
Series 2022-SFR1 Class A
02/17/2041	2.709%	4,979,590	4,282,274
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	6.343%	5,000,000	4,350,223
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(c)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	6.968%	3,000,000	2,670,480
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $47,933,252)			42,186,060

Residential Mortgage-Backed Securities - Agency 100.3%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	10,299,923	9,216,138
Federal Home Loan Mortgage Corp.
10/01/2023- 06/01/2039	5.000%	1,254,631	1,265,052
08/01/2035- 08/01/2051	2.000%	35,114,480	29,964,953
08/01/2041- 06/01/2048	4.500%	5,306,655	5,214,336
10/01/2041- 11/01/2048	4.000%	24,195,687	23,218,056
07/01/2042- 04/01/2047	3.500%	30,302,338	28,299,630
11/01/2042- 08/01/2052	3.000%	68,996,229	61,405,342
02/01/2051- 03/01/2052	2.500%	41,804,084	35,708,856
Federal Home Loan Mortgage Corp.(c)
12-month USD LIBOR + 1.619% Cap 10.987% 01/01/2037	3.868%	32,245	32,200
12-month USD LIBOR + 1.910% Cap 10.449% 09/01/2037	4.628%	53,166	53,929
Federal Home Loan Mortgage Corp.(c),(e)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	0.757%	3,290,108	293,503
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	0.757%	6,956,589	662,029
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	0.707%	2,295,020	276,716

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	0.757%	5,347,321	584,095
CMO Series 4965 Class KS
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	0.700%	3,111,604	283,444
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	0.930%	6,432,007	868,905
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	0.900%	7,875,157	1,104,562
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	0.777%	1,942,678	175,903
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	0.807%	802,392	75,726
Federal Home Loan Mortgage Corp.(e)
CMO Series 266
07/15/2042	4.000%	2,011,932	331,629
CMO Series 267
08/15/2042	4.000%	1,563,466	258,252
CMO Series 4139 Class CI
05/15/2042	3.500%	1,077,012	94,165
CMO Series 4147 Class CI
01/15/2041	3.500%	1,077,526	40,672
CMO Series 4177 Class IY
03/15/2043	4.000%	3,967,550	620,050
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 4068 Class GI
09/15/2036	99,994.395%	1,526,190	83,085
Federal Home Loan Mortgage Corp. REMICS(c),(e)
CMO Series 4983 Class SY
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/25/2050	0.950%	8,354,709	893,493
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 5105 Class ID
05/25/2051	3.000%	10,069,384	1,817,513
Federal National Mortgage Association
09/01/2023- 11/01/2023	5.500%	14,360	14,307
03/01/2027- 01/01/2052	2.500%	92,916,551	80,903,051
03/01/2027- 05/01/2052	3.500%	64,271,957	59,754,464
05/01/2027- 11/01/2050	3.000%	72,217,414	64,871,266
06/01/2036- 05/01/2051	2.000%	77,211,107	64,208,277
12/01/2037- 06/01/2053	5.000%	13,993,531	13,805,918
05/01/2039- 08/01/2047	4.500%	3,148,996	3,100,744
11/01/2043- 08/01/2052	4.000%	41,923,440	39,951,098
CMO Series 2017-72 Class B
09/25/2047	3.000%	2,482,540	2,250,524
Federal National Mortgage Association(c)
6-month USD LIBOR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	3.758%	8,100	7,910
12-month USD LIBOR + 1.694% Floor 1.694%, Cap 8.944% 12/01/2033	4.069%	999	1,002
12-month USD LIBOR + 1.585% Floor 1.585%, Cap 9.155% 06/01/2034	5.335%	12,324	12,033
Federal National Mortgage Association(d)
CMO Series 2003-W11 Class A1
06/25/2033	5.447%	581	587
Federal National Mortgage Association(d),(e)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,630,023	16
Federal National Mortgage Association(e)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	836,630	35,925
CMO Series 2012-133 Class EI
07/25/2031	3.500%	140,684	1,686
CMO Series 2012-134 Class AI
07/25/2040	3.500%	173,060	1,133
CMO Series 2012-144 Class HI
07/25/2042	3.500%	998,682	100,407
CMO Series 2012-40 Class IP
09/25/2040	4.000%	2,287,619	138,515
CMO Series 2013-1 Class AI
02/25/2043	3.500%	958,308	129,471

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-10 Class AI
11/25/2041	3.500%	3,312,619	200,522
CMO Series 2013-16
01/25/2040	3.500%	678,693	18,725
CMO Series 2020-55 Class MI
08/25/2050	2.500%	10,835,300	1,661,651
CMO Series 2021-3 Class TI
02/25/2051	2.500%	39,197,564	6,203,857
Federal National Mortgage Association(c),(e)
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	1.470%	4,060,902	614,624
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	1.000%	2,341,786	258,140
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	0.700%	3,234,152	377,037
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	0.850%	8,322,003	911,856
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	0.850%	5,782,351	581,523
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	1.000%	6,317,125	702,710
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	0.000%	14,041,342	534,613
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	1.000%	3,324,644	352,821
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	0.900%	9,770,924	1,005,368
CMO Series 2019-34 Class SM
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	0.900%	8,410,690	1,108,365
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	0.930%	9,165,455	1,303,517
Federal National Mortgage Association REMICS(e)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	7,054,937	1,246,945
CMO Series 2021-54 Class LI
04/25/2049	2.500%	10,940,949	1,444,877
Freddie Mac REMICS
CMO Series 4633 Class ZM
11/15/2046	3.000%	3,995,213	3,512,740
CMO Series 5104 Class LH
06/25/2049	2.000%	3,162,170	2,640,716
Freddie Mac REMICS(e)
CMO Series 5177 Class PI
12/25/2051	2.500%	13,132,697	1,492,291
Government National Mortgage Association
08/20/2040	5.000%	1,714,212	1,735,479
07/20/2041	4.500%	2,287,874	2,271,906
04/20/2051- 05/20/2051	2.500%	22,823,320	19,253,948
Government National Mortgage Association(f)
04/20/2048	4.500%	4,044,505	3,960,212
Government National Mortgage Association(e)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,565,323	231,893
CMO Series 2012-129 Class AI
08/20/2037	3.000%	234,480	1,193
CMO Series 2014-131 Class EI
09/16/2039	4.000%	2,095,143	173,409
CMO Series 2020-104 Class IY
07/20/2050	3.000%	9,774,497	1,397,199
CMO Series 2020-138 Class IN
09/20/2050	2.500%	6,442,786	910,214
CMO Series 2020-138 Class JI
09/20/2050	2.500%	16,876,038	2,346,406

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-142 Class GI
09/20/2050	3.000%	3,840,307	518,401
CMO Series 2020-144 Class KI
09/20/2050	2.500%	7,275,176	874,037
CMO Series 2020-175 Class KI
11/20/2050	2.500%	12,101,419	1,643,727
CMO Series 2020-191 Class UC
12/20/2050	4.000%	11,113,330	1,876,669
CMO Series 2021-1 Class IB
01/20/2051	2.500%	11,165,811	1,450,688
CMO Series 2021-1 Class QI
01/20/2051	2.500%	13,049,020	1,734,692
CMO Series 2021-122 Class HI
11/20/2050	2.500%	8,922,140	1,149,076
CMO Series 2021-142 Class IX
08/20/2051	2.500%	12,428,076	1,723,676
CMO Series 2021-146 Class IK
08/20/2051	3.500%	10,902,433	1,840,841
CMO Series 2021-158 Class VI
09/20/2051	3.000%	9,134,970	1,445,584
CMO Series 2021-159 Class IP
09/20/2051	3.000%	6,941,520	986,855
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	11,795,167	1,788,301
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	13,910,537	1,942,284
CMO Series 2021-27 Class IN
02/20/2051	2.500%	7,438,080	963,917
CMO Series 2021-67 Class GI
04/20/2051	3.000%	11,203,674	1,609,679
CMO Series 2021-8 Class BI
01/20/2051	2.500%	11,643,555	1,753,170
CMO Series 2021-8 Class IO
01/20/2051	3.000%	20,311,910	3,119,966
Government National Mortgage Association(c),(e)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	1.042%	1,959,847	247,890
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	1.054%	3,181,921	288,958
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	1.043%	2,255,864	206,555
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	1.043%	2,879,696	222,251
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	0.993%	4,816,055	401,372
CMO Series 2018-147 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	1.043%	5,977,747	532,523
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	1.004%	4,089,676	387,319
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	1.043%	3,645,106	390,635
CMO Series 2018-36 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	1.043%	18,424,976	2,012,015
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	1.043%	1,980,141	165,212
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	1.043%	2,815,552	235,902
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	1.043%	3,715,386	397,390

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	1.043%	3,241,236	257,886
CMO Series 2019-117 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/20/2049	0.943%	8,336,260	856,071
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	0.904%	3,328,695	433,078
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	0.943%	6,566,332	623,647
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	0.892%	8,003,434	1,358,386
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	0.943%	16,284,940	1,729,311
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2050	1.043%	6,841,027	739,420
CMO Series 2020-125 Class SD
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/20/2050	1.093%	8,347,784	894,973
CMO Series 2020-133 Class SK
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	1.143%	15,049,965	1,723,218
CMO Series 2020-140 Class SG
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 09/20/2050	1.193%	17,654,697	2,256,431
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-79 Class S
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/20/2050	0.943%	7,270,071	806,924
CMO Series 2021-161 Class SM
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	1.143%	13,823,883	1,549,548
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	76,453,128	369,139
CMO Series 2021-46 Class SE
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 03/20/2051	1.143%	14,081,375	1,460,450
Government National Mortgage Association TBA(b)
07/20/2053	3.000%	17,000,000	15,189,101
07/20/2053	4.000%	19,000,000	17,978,008
07/20/2053	4.500%	40,000,000	38,606,250
Uniform Mortgage-Backed Security TBA(b)
07/13/2053	2.000%	25,000,000	20,385,742
07/13/2053	3.000%	15,000,000	13,200,586
07/13/2053	3.500%	43,256,536	39,415,829
07/13/2053	4.000%	31,000,000	29,090,352
07/13/2053	4.500%	33,000,000	31,726,406
07/13/2053	5.000%	43,000,000	42,133,281
Total Residential Mortgage-Backed Securities - Agency (Cost $989,155,432)			885,278,947

Residential Mortgage-Backed Securities - Non-Agency 9.4%

Arroyo Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	1,740,000	1,458,515
Bellemeade Re Ltd.(a),(c)
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	6.817%	4,550,000	4,539,275
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	3,416,733	3,014,504
CMO Series 2022-2 Class A1
03/25/2067	3.757%	3,664,041	3,325,929
CMO Series 2023-3 Class A1
07/25/2058	6.728%	4,950,000	4,932,986
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2014-A Class B2
01/25/2035	5.482%	827,396	800,211

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,009,739	1,877,673
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	6.967%	5,500,000	5,365,528
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	1,123,957	938,956
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,045,060
Freddie Mac STACR(c)
CMO Series 2020-CS01 Class M3
1-month USD LIBOR + 0.000% 04/25/2033	4.000%	2,233,603	2,167,513
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2023-HQA1 Class M1A
30-day Average SOFR + 2.000% 05/25/2043	7.067%	2,607,712	2,611,375
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c),(g),(h)
CMO Series 2019-CS02 Class M2
1-month USD LIBOR + 0.000% 02/25/2032	4.506%	8,000,000	7,690,000
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.467%	3,500,000	3,457,764
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	860,816	777,414
GCAT Trust(a),(d)
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	3,167,058	2,879,432
Home Re Ltd.(a),(c)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	7.917%	2,600,000	2,624,664
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	3,800,936	3,472,944
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(d),(e)
CMO Series 2014-1A Class AIO
01/25/2054	2.275%	8,949,200	412,855
PNMAC GMSR Issuer Trust(a),(c)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2025	8.000%	11,500,000	11,486,200
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.800%	10,500,000	10,369,767
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	2,145,276	1,974,730
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	2,200,000	2,004,028
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,667,181	1,509,437
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	2,257,052	2,157,973
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $84,896,608)			82,894,733

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $2,525,640)	1,108,635

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(i),(j)	34,002,680	33,989,079
Total Money Market Funds (Cost $33,987,837)		33,989,079
Total Investments in Securities (Cost: $1,264,482,143)		1,141,116,548
Other Assets & Liabilities, Net		(258,678,284)
Net Assets		882,438,264

At June 30, 2023, securities and/or cash totaling $6,331,569 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	296	09/2023	USD	60,189,750	—	(835,345)
U.S. Treasury 5-Year Note	1,270	09/2023	USD	136,009,063	—	(1,314,069)
Total					—	(2,149,414)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(11)	09/2023	USD	(1,395,969)	3,244	—
U.S. Treasury 10-Year Note	(1,321)	09/2023	USD	(148,302,891)	2,446,152	—
U.S. Treasury Ultra Bond	(28)	09/2023	USD	(3,814,125)	39,326	—
Total					2,488,722	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	41,020,000	41,020,000	3.30	11/14/2023	1,312,640	580,831
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.30	11/30/2023	530,000	313,276
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	20,000,000	20,000,000	3.00	01/10/2024	683,000	214,528
Total							2,525,640	1,108,635

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	16.073	USD	5,000,000	(1,553,294)	2,500	—	(834,733)	—	(716,061)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	69.683	USD	2,500,000	(507,064)	1,250	—	(130,870)	—	(374,944)
Total								(2,060,358)	3,750	—	(965,603)	—	(1,091,005)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $177,357,941, which represents 20.10% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the total value of these securities amounted to $7,690,000, which represents 0.87% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	36,684,692	93,856,457	(96,549,967)	(2,103)	33,989,079	(4,233)	710,968	34,002,680
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	54,444,661	—	54,444,661
Commercial Mortgage-Backed Securities - Agency	—	41,214,433	—	41,214,433
Commercial Mortgage-Backed Securities - Non-Agency	—	42,186,060	—	42,186,060
Residential Mortgage-Backed Securities - Agency	—	885,278,947	—	885,278,947
Residential Mortgage-Backed Securities - Non-Agency	—	75,204,733	7,690,000	82,894,733
Call Option Contracts Purchased	—	1,108,635	—	1,108,635
Money Market Funds	33,989,079	—	—	33,989,079
Total Investments in Securities	33,989,079	1,099,437,469	7,690,000	1,141,116,548
Investments in Derivatives
Asset
Futures Contracts	2,488,722	—	—	2,488,722
Liability
Futures Contracts	(2,149,414)	—	—	(2,149,414)
Swap Contracts	—	(1,091,005)	—	(1,091,005)
Total	34,328,387	1,098,346,464	7,690,000	1,140,364,851
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	15

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,227,968,666)	$1,106,018,834
Affiliated issuers (cost $33,987,837)	33,989,079
Option contracts purchased (cost $2,525,640)	1,108,635
Cash collateral held at broker for:
Swap contracts	1,781,000
TBA	1,659,000
Receivable for:
Investments sold	544
Investments sold on a delayed delivery basis	37,859,887
Capital shares sold	56,336
Dividends	115,161
Interest	3,850,022
Prepaid expenses	7,369
Total assets	1,186,445,867
Liabilities
Unrealized depreciation on swap contracts	1,091,005
Upfront receipts on swap contracts	965,603
Payable for:
Investments purchased	10,928,938
Investments purchased on a delayed delivery basis	290,548,018
Capital shares redeemed	55,565
Variation margin for futures contracts	238,266
Management services fees	10,325
Distribution and/or service fees	383
Service fees	6,462
Compensation of board members	130,445
Compensation of chief compliance officer	85
Other expenses	32,508
Total liabilities	304,007,603
Net assets applicable to outstanding capital stock	$882,438,264
Represented by
Paid in capital	1,037,648,559
Total distributable earnings (loss)	(155,210,295)
Total - representing net assets applicable to outstanding capital stock	$882,438,264
Class 1
Net assets	$793,755,570
Shares outstanding	89,921,914
Net asset value per share	$8.83
Class 2
Net assets	$23,467,813
Shares outstanding	2,669,220
Net asset value per share	$8.79
Class 3
Net assets	$65,214,881
Shares outstanding	7,392,049
Net asset value per share	$8.82
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$710,968
Interest	15,690,519
Interfund lending	461
Total income	16,401,948
Expenses:
Management services fees	1,913,685
Distribution and/or service fees
Class 2	29,599
Class 3	41,558
Service fees	36,978
Compensation of board members	14,769
Custodian fees	14,476
Printing and postage fees	7,061
Accounting services fees	20,145
Legal fees	11,890
Interest on collateral	31,930
Compensation of chief compliance officer	87
Other	9,865
Total expenses	2,132,043
Net investment income	14,269,905
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,121,795)
Investments — affiliated issuers	(4,233)
Futures contracts	(532,170)
Option contracts purchased	(1,400,000)
Option contracts written	990,675
Swap contracts	(5,416)
Net realized loss	(8,072,939)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	9,139,595
Investments — affiliated issuers	(2,103)
Futures contracts	(88,000)
Option contracts purchased	(308,179)
Option contracts written	(588,771)
Swap contracts	(646,311)
Net change in unrealized appreciation (depreciation)	7,506,231
Net realized and unrealized loss	(566,708)
Net increase in net assets resulting from operations	$13,703,197
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$14,269,905	$24,436,989
Net realized loss	(8,072,939)	(49,786,312)
Net change in unrealized appreciation (depreciation)	7,506,231	(126,291,235)
Net increase (decrease) in net assets resulting from operations	13,703,197	(151,640,558)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(18,641,016)
Class 2	—	(438,338)
Class 3	—	(1,483,948)
Total distributions to shareholders	—	(20,563,302)
Decrease in net assets from capital stock activity	(16,582,611)	(49,338,414)
Total decrease in net assets	(2,879,414)	(221,542,274)
Net assets at beginning of period	885,317,678	1,106,859,952
Net assets at end of period	$882,438,264	$885,317,678

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	181,665	1,609,732	463,317	4,204,040
Distributions reinvested	—	—	1,983,087	18,641,016
Shares redeemed	(1,718,756)	(15,351,778)	(6,716,612)	(62,858,001)
Net decrease	(1,537,091)	(13,742,046)	(4,270,208)	(40,012,945)
Class 2
Shares sold	173,851	1,540,577	603,458	5,378,299
Distributions reinvested	—	—	46,731	438,338
Shares redeemed	(253,578)	(2,260,103)	(729,381)	(6,860,686)
Net decrease	(79,727)	(719,526)	(79,192)	(1,044,049)
Class 3
Shares sold	169,818	1,513,890	142,360	1,378,679
Distributions reinvested	—	—	157,867	1,483,948
Shares redeemed	(408,732)	(3,634,929)	(1,185,016)	(11,144,047)
Net decrease	(238,914)	(2,121,039)	(884,789)	(8,281,420)
Total net decrease	(1,855,732)	(16,582,611)	(5,234,189)	(49,338,414)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

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Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$8.69	0.14	(0.00)(c)	0.14	—	—	—
Year Ended 12/31/2022	$10.34	0.24	(1.69)	(1.45)	(0.20)	—	(0.20)
Year Ended 12/31/2021	$10.83	0.20	(0.30)	(0.10)	(0.22)	(0.17)	(0.39)
Year Ended 12/31/2020	$10.62	0.25	0.29	0.54	(0.29)	(0.04)	(0.33)
Year Ended 12/31/2019	$10.23	0.30	0.38	0.68	(0.29)	—	(0.29)
Year Ended 12/31/2018	$10.35	0.30	(0.11)	0.19	(0.30)	(0.01)	(0.31)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$8.67	0.13	(0.01)	0.12	—	—	—
Year Ended 12/31/2022	$10.31	0.21	(1.67)	(1.46)	(0.18)	—	(0.18)
Year Ended 12/31/2021	$10.80	0.17	(0.29)	(0.12)	(0.20)	(0.17)	(0.37)
Year Ended 12/31/2020	$10.59	0.22	0.29	0.51	(0.26)	(0.04)	(0.30)
Year Ended 12/31/2019	$10.20	0.27	0.39	0.66	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.32	0.27	(0.11)	0.16	(0.27)	(0.01)	(0.28)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$8.69	0.14	(0.01)	0.13	—	—	—
Year Ended 12/31/2022	$10.34	0.22	(1.68)	(1.46)	(0.19)	—	(0.19)
Year Ended 12/31/2021	$10.83	0.19	(0.30)	(0.11)	(0.21)	(0.17)	(0.38)
Year Ended 12/31/2020	$10.62	0.24	0.28	0.52	(0.27)	(0.04)	(0.31)
Year Ended 12/31/2019	$10.23	0.28	0.39	0.67	(0.28)	—	(0.28)
Year Ended 12/31/2018	$10.35	0.28	(0.11)	0.17	(0.28)	(0.01)	(0.29)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019	12/31/2018
Class 1	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class 2	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class 3	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$8.83	1.61%	0.46%(d)	0.46%(d)	3.21%	161%	$793,756
Year Ended 12/31/2022	$8.69	(14.14%)	0.45%(d)	0.45%(d)	2.54%	301%	$795,136
Year Ended 12/31/2021	$10.34	(0.95%)	0.45%(d)	0.45%(d)	1.88%	302%	$989,683
Year Ended 12/31/2020	$10.83	5.09%	0.46%(d)	0.46%(d)	2.32%	332%	$905,531
Year Ended 12/31/2019	$10.62	6.73%	0.46%(d)	0.46%(d)	2.83%	335%	$888,047
Year Ended 12/31/2018	$10.23	1.85%	0.46%(d)	0.46%(d)	2.91%	286%	$847,752
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$8.79	1.38%	0.71%(d)	0.71%(d)	2.95%	161%	$23,468
Year Ended 12/31/2022	$8.67	(14.32%)	0.70%(d)	0.70%(d)	2.29%	301%	$23,834
Year Ended 12/31/2021	$10.31	(1.20%)	0.70%(d)	0.70%(d)	1.62%	302%	$29,150
Year Ended 12/31/2020	$10.80	4.85%	0.71%(d)	0.71%(d)	2.07%	332%	$28,163
Year Ended 12/31/2019	$10.59	6.50%	0.71%(d)	0.71%(d)	2.57%	335%	$25,616
Year Ended 12/31/2018	$10.20	1.60%	0.71%(d)	0.71%(d)	2.66%	286%	$22,932
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$8.82	1.50%	0.59%(d)	0.59%(d)	3.08%	161%	$65,215
Year Ended 12/31/2022	$8.69	(14.26%)	0.58%(d)	0.58%(d)	2.41%	301%	$66,348
Year Ended 12/31/2021	$10.34	(1.07%)	0.58%(d)	0.58%(d)	1.74%	302%	$88,027
Year Ended 12/31/2020	$10.83	4.96%	0.58%(d)	0.58%(d)	2.20%	332%	$97,082
Year Ended 12/31/2019	$10.62	6.61%	0.59%(d)	0.59%(d)	2.71%	335%	$94,876
Year Ended 12/31/2018	$10.23	1.72%	0.58%(d)	0.58%(d)	2.78%	286%	$99,204
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	21

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
22	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
24	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
26	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,488,722*
Interest rate risk	Investments, at value — Option contracts purchased	1,108,635
Total		3,597,357

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,091,005*
Credit risk	Upfront receipts on swap contracts	965,603
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,149,414*
Total		4,206,022

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(5,416)	(5,416)
Interest rate risk	(532,170)	(1,400,000)	990,675	—	(941,495)
Total	(532,170)	(1,400,000)	990,675	(5,416)	(946,911)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(646,311)	(646,311)
Interest rate risk	(88,000)	(308,179)	(588,771)	—	(984,950)
Total	(88,000)	(308,179)	(588,771)	(646,311)	(1,631,261)
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	112,980,454
Futures contracts — short	110,359,481
Credit default swap contracts — sell protection	7,500,000

Derivative instrument	Average value ($)*
Option contracts purchased	1,655,896
Option contracts written	(1,720,867)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested
28	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
	Citi ($)	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Call option contracts purchased	894,107	-	214,528	1,108,635
Liabilities
OTC credit default swap contracts (a)	-	1,550,794	505,814	2,056,608
Total financial and derivative net assets	894,107	1,550,794	(291,286)	(947,973)
Total collateral received (pledged) (b)	894,107	(1,550,794)	(181,000)	(837,687)
Net amount (c)	-	-	(110,286)	(110,286)

(a)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
30	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.51%	0.57%
Class 2	0.76	0.82
Class 3	0.635	0.695
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,263,517,000	9,343,000	(133,461,000)	(124,118,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(35,030,151)	(25,905,288)	(60,935,439)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
32	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,808,512,069 and $1,818,673,014, respectively, for the six months ended June 30, 2023, of which $1,760,244,026 and $1,788,841,981, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,033,333	5.35	3
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
34	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 98.8% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	35

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
36	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	37

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
38	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed the Fund’s underperformance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023	39

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
40	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2023

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Columbia Variable Portfolio – U.S. Government Mortgage Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7027_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Large Cap Index Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Large Cap Index Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Large Cap Index Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Kaiyu Zhao
Portfolio Manager
Managed Fund since 2020
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	04/25/11	16.75	19.29	11.99	12.52
Class 2	04/25/11	16.60	19.00	11.71	12.25
Class 3	05/01/00	16.67	19.12	11.85	12.38
S&P 500 Index		16.89	19.59	12.31	12.86
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index (the Index), an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	99.2
Money Market Funds	0.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	8.4
Consumer Discretionary	10.6
Consumer Staples	6.7
Energy	4.1
Financials	12.4
Health Care	13.4
Industrials	8.5
Information Technology	28.3
Materials	2.5
Real Estate	2.5
Utilities	2.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,167.50	1,023.68	1.35	1.26	0.25
Class 2	1,000.00	1,000.00	1,166.00	1,022.44	2.70	2.52	0.50
Class 3	1,000.00	1,000.00	1,166.70	1,023.04	2.05	1.92	0.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 8.3%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	335,547	5,351,975
Verizon Communications, Inc.	197,319	7,338,293
Total		12,690,268
Entertainment 1.4%
Activision Blizzard, Inc.(a)	33,578	2,830,625
Electronic Arts, Inc.	12,228	1,585,972
Live Nation Entertainment, Inc.(a)	6,755	615,448
Netflix, Inc.(a)	20,865	9,190,824
Take-Two Interactive Software, Inc.(a)	7,442	1,095,165
Walt Disney Co. (The)(a)	85,767	7,657,278
Warner Bros Discovery, Inc.(a)	104,051	1,304,799
Total		24,280,111
Interactive Media & Services 5.3%
Alphabet, Inc., Class A(a)	278,848	33,378,106
Alphabet, Inc., Class C(a)	239,862	29,016,106
Match Group, Inc.(a)	13,070	546,980
Meta Platforms, Inc., Class A(a)	103,830	29,797,133
Total		92,738,325
Media 0.7%
Charter Communications, Inc., Class A(a)	4,877	1,791,663
Comcast Corp., Class A	195,225	8,111,599
Fox Corp., Class A	12,629	429,386
Fox Corp., Class B	6,413	204,510
Interpublic Group of Companies, Inc. (The)	18,119	699,031
News Corp., Class A	17,880	348,660
News Corp., Class B	5,512	108,697
Omnicom Group, Inc.	9,364	890,985
Paramount Global, Class B	23,797	378,610
Total		12,963,141
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.(a)	27,033	3,754,884
Total Communication Services		146,426,729
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.6%
Auto Components 0.1%
Aptiv PLC(a)	12,697	1,296,237
BorgWarner, Inc.	11,001	538,059
Total		1,834,296
Automobiles 2.2%
Ford Motor Co.	184,455	2,790,804
General Motors Co.	65,247	2,515,924
Tesla, Inc.(a)	126,450	33,100,817
Total		38,407,545
Broadline Retail 3.2%
Amazon.com, Inc.(a)	418,976	54,617,712
eBay, Inc.	25,099	1,121,674
Etsy, Inc.(a)	5,790	489,892
Total		56,229,278
Distributors 0.1%
Genuine Parts Co.	6,595	1,116,072
LKQ Corp.	11,918	694,462
Pool Corp.	1,832	686,340
Total		2,496,874
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.(a)	1,734	4,682,372
Caesars Entertainment, Inc.(a)	10,101	514,848
Carnival Corp.(a)	47,143	887,703
Chipotle Mexican Grill, Inc.(a)	1,295	2,770,005
Darden Restaurants, Inc.	5,676	948,346
Domino’s Pizza, Inc.	1,659	559,066
Expedia Group, Inc.(a)	6,693	732,147
Hilton Worldwide Holdings, Inc.	12,421	1,807,877
Las Vegas Sands Corp.(a)	15,425	894,650
Marriott International, Inc., Class A	12,103	2,223,200
McDonald’s Corp.	34,268	10,225,914
MGM Resorts International	14,173	622,478
Norwegian Cruise Line Holdings Ltd.(a)	19,909	433,419
Royal Caribbean Cruises Ltd.(a)	10,323	1,070,908
Starbucks Corp.	53,808	5,330,221
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	4,861	513,370
Yum! Brands, Inc.	13,146	1,821,378
Total		36,037,902
Household Durables 0.4%
D.R. Horton, Inc.	14,568	1,772,780
Garmin Ltd.	7,183	749,115
Lennar Corp., Class A	11,911	1,492,568
Mohawk Industries, Inc.(a)	2,481	255,940
Newell Brands, Inc.	17,687	153,877
NVR, Inc.(a)	143	908,139
PulteGroup, Inc.	10,477	813,853
Whirlpool Corp.	2,570	382,390
Total		6,528,662
Leisure Products 0.0%
Hasbro, Inc.	6,115	396,068
Specialty Retail 2.1%
Advance Auto Parts, Inc.	2,790	196,137
AutoZone, Inc.(a)	864	2,154,263
Bath & Body Works, Inc.	10,746	402,975
Best Buy Co., Inc.	9,134	748,531
CarMax, Inc.(a)	7,426	621,556
Home Depot, Inc. (The)	47,531	14,765,030
Lowe’s Companies, Inc.	27,991	6,317,569
O’Reilly Automotive, Inc.(a)	2,857	2,729,292
Ross Stores, Inc.	16,055	1,800,247
TJX Companies, Inc. (The)	54,047	4,582,645
Tractor Supply Co.	5,143	1,137,118
Ulta Beauty, Inc.(a)	2,351	1,106,369
Total		36,561,732
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	57,830	6,382,697
Ralph Lauren Corp.	1,929	237,846
Tapestry, Inc.	10,880	465,664
VF Corp.	15,506	296,009
Total		7,382,216
Total Consumer Discretionary		185,874,573
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.6%
Beverages 1.7%
Brown-Forman Corp., Class B	8,585	573,306
Coca-Cola Co. (The)	182,681	11,001,050
Constellation Brands, Inc., Class A	7,568	1,862,712
Keurig Dr. Pepper, Inc.	39,533	1,236,197
Molson Coors Beverage Co., Class B	8,812	580,182
Monster Beverage Corp.(a)	35,864	2,060,028
PepsiCo, Inc.	64,664	11,977,066
Total		29,290,541
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	20,815	11,206,380
Dollar General Corp.	10,284	1,746,018
Dollar Tree, Inc.(a)	9,759	1,400,416
Kroger Co. (The)	30,652	1,440,644
Sysco Corp.	23,782	1,764,624
Target Corp.	21,664	2,857,482
Walgreens Boots Alliance, Inc.	33,612	957,606
Walmart, Inc.	65,834	10,347,788
Total		31,720,958
Food Products 1.0%
Archer-Daniels-Midland Co.	25,563	1,931,540
Bunge Ltd.	7,068	666,866
Campbell Soup Co.	9,418	430,497
ConAgra Foods, Inc.	22,384	754,788
General Mills, Inc.	27,568	2,114,466
Hershey Co. (The)	6,913	1,726,176
Hormel Foods Corp.	13,596	546,831
JM Smucker Co. (The)	5,005	739,088
Kellogg Co.	12,066	813,248
Kraft Heinz Co. (The)	37,441	1,329,156
Lamb Weston Holdings, Inc.	6,839	786,143
McCormick & Co., Inc.	11,773	1,026,959
Mondelez International, Inc., Class A	63,920	4,662,325
Tyson Foods, Inc., Class A	13,405	684,191
Total		18,212,274

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.4%
Church & Dwight Co., Inc.	11,465	1,149,137
Clorox Co. (The)	5,802	922,750
Colgate-Palmolive Co.	38,937	2,999,707
Kimberly-Clark Corp.	15,835	2,186,180
Procter & Gamble Co. (The)	110,627	16,786,541
Total		24,044,315
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	10,883	2,137,203
Tobacco 0.6%
Altria Group, Inc.	83,783	3,795,370
Philip Morris International, Inc.	72,854	7,112,007
Total		10,907,377
Total Consumer Staples		116,312,668
Energy 4.1%
Energy Equipment & Services 0.4%
Baker Hughes Co.	47,516	1,501,981
Halliburton Co.	42,346	1,396,994
Schlumberger NV	66,900	3,286,128
Total		6,185,103
Oil, Gas & Consumable Fuels 3.7%
APA Corp.	14,484	494,918
Chevron Corp.	81,795	12,870,443
ConocoPhillips Co.	56,796	5,884,634
Coterra Energy, Inc.	35,552	899,466
Devon Energy Corp.	30,119	1,455,952
Diamondback Energy, Inc.	8,500	1,116,560
EOG Resources, Inc.	27,451	3,141,492
EQT Corp.	16,974	698,141
Exxon Mobil Corp.	189,763	20,352,082
Hess Corp.	12,971	1,763,407
Kinder Morgan, Inc.	92,571	1,594,073
Marathon Oil Corp.	28,988	667,304
Marathon Petroleum Corp.	19,914	2,321,972
Occidental Petroleum Corp.	33,723	1,982,912
ONEOK, Inc.	21,001	1,296,182
Phillips 66	21,537	2,054,199
Pioneer Natural Resources Co.	10,971	2,272,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Targa Resources Corp.	10,608	807,269
Valero Energy Corp.	16,968	1,990,346
Williams Companies, Inc. (The)	57,177	1,865,686
Total		65,530,010
Total Energy		71,715,113
Financials 12.3%
Banks 3.0%
Bank of America Corp.	325,416	9,336,185
Citigroup, Inc.	91,373	4,206,813
Citizens Financial Group, Inc.	22,717	592,459
Comerica, Inc.	6,180	261,785
Fifth Third Bancorp	31,950	837,409
Huntington Bancshares, Inc.	67,758	730,431
JPMorgan Chase & Co.	137,161	19,948,696
KeyCorp	43,898	405,618
M&T Bank Corp.	7,785	963,472
PNC Financial Services Group, Inc. (The)	18,733	2,359,421
Regions Financial Corp.	44,041	784,811
Truist Financial Corp.	62,515	1,897,330
U.S. Bancorp	65,474	2,163,261
Wells Fargo & Co.	176,115	7,516,588
Zions Bancorp	6,951	186,704
Total		52,190,983
Capital Markets 2.6%
Ameriprise Financial, Inc.(b)	4,890	1,624,262
Bank of New York Mellon Corp. (The)	33,705	1,500,547
BlackRock, Inc.	7,029	4,858,023
Cboe Global Markets, Inc.	4,955	683,840
Charles Schwab Corp. (The)	69,751	3,953,487
CME Group, Inc.	16,884	3,128,436
FactSet Research Systems, Inc.	1,799	720,769
Franklin Resources, Inc.	13,400	357,914
Goldman Sachs Group, Inc. (The)	15,604	5,032,914
Intercontinental Exchange, Inc.	26,278	2,971,516
Invesco Ltd.	21,505	361,499
MarketAxess Holdings, Inc.	1,768	462,191
Moody’s Corp.	7,407	2,575,562
Morgan Stanley	61,143	5,221,612
MSCI, Inc.	3,758	1,763,592

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nasdaq, Inc.	15,894	792,316
Northern Trust Corp.	9,779	725,015
Raymond James Financial, Inc.	8,952	928,949
S&P Global, Inc.	15,395	6,171,702
State Street Corp.	15,689	1,148,121
T. Rowe Price Group, Inc.	10,541	1,180,803
Total		46,163,070
Consumer Finance 0.5%
American Express Co.	27,908	4,861,573
Capital One Financial Corp.	17,921	1,960,020
Discover Financial Services	11,919	1,392,735
Synchrony Financial	20,115	682,301
Total		8,896,629
Financial Services 4.2%
Berkshire Hathaway, Inc., Class B(a)	83,701	28,542,041
Fidelity National Information Services, Inc.	27,807	1,521,043
Fiserv, Inc.(a)	28,976	3,655,322
FleetCor Technologies, Inc.(a)	3,465	869,992
Global Payments, Inc.	12,295	1,211,303
Jack Henry & Associates, Inc.	3,420	572,269
MasterCard, Inc., Class A	39,274	15,446,464
PayPal Holdings, Inc.(a)	52,367	3,494,450
Visa, Inc., Class A	75,953	18,037,319
Total		73,350,203
Insurance 2.0%
Aflac, Inc.	25,808	1,801,398
Allstate Corp. (The)	12,337	1,345,227
American International Group, Inc.	33,970	1,954,634
Aon PLC, Class A	9,587	3,309,432
Arch Capital Group Ltd.(a)	17,480	1,308,378
Arthur J Gallagher & Co.	10,054	2,207,557
Assurant, Inc.	2,495	313,671
Brown & Brown, Inc.	11,050	760,682
Chubb Ltd.	19,440	3,743,366
Cincinnati Financial Corp.	7,379	718,124
Everest Re Group Ltd.	2,012	687,822
Globe Life, Inc.	4,171	457,225
Hartford Financial Services Group, Inc. (The)	14,561	1,048,683
Common Stocks (continued)
Issuer	Shares	Value ($)
Lincoln National Corp.	7,242	186,554
Loews Corp.	8,878	527,176
Marsh & McLennan Companies, Inc.	23,220	4,367,218
MetLife, Inc.	30,194	1,706,867
Principal Financial Group, Inc.	10,597	803,676
Progressive Corp. (The)	27,475	3,636,866
Prudential Financial, Inc.	17,132	1,511,385
Travelers Companies, Inc. (The)	10,841	1,882,648
Willis Towers Watson PLC	4,995	1,176,323
WR Berkley Corp.	9,425	561,353
Total		36,016,265
Total Financials		216,617,150
Health Care 13.3%
Biotechnology 1.9%
AbbVie, Inc.	82,809	11,156,857
Amgen, Inc.	25,079	5,568,040
Biogen, Inc.(a)	6,794	1,935,271
Gilead Sciences, Inc.	58,546	4,512,140
Incyte Corp.(a)	8,691	541,015
Moderna, Inc.(a)	15,388	1,869,642
Regeneron Pharmaceuticals, Inc.(a)	5,064	3,638,686
Vertex Pharmaceuticals, Inc.(a)	12,089	4,254,240
Total		33,475,891
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	81,619	8,898,103
Align Technology, Inc.(a)	3,340	1,181,158
Baxter International, Inc.	23,743	1,081,731
Becton Dickinson & Co.	13,331	3,519,517
Boston Scientific Corp.(a)	67,480	3,649,993
Cooper Companies, Inc. (The)	2,321	889,941
Dentsply Sirona, Inc.	9,973	399,120
DexCom, Inc.(a)	18,194	2,338,111
Edwards Lifesciences Corp.(a)	28,454	2,684,066
GE HealthCare Technologies, Inc.	18,352	1,490,917
Hologic, Inc.(a)	11,552	935,365
IDEXX Laboratories, Inc.(a)	3,896	1,956,688
Insulet Corp.(a)	3,271	943,160
Intuitive Surgical, Inc.(a)	16,446	5,623,545
Medtronic PLC	62,445	5,501,405

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ResMed, Inc.	6,896	1,506,776
STERIS PLC	4,660	1,048,407
Stryker Corp.	15,857	4,837,812
Teleflex, Inc.	2,205	533,676
Zimmer Biomet Holdings, Inc.	9,789	1,425,278
Total		50,444,769
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	7,602	1,462,853
Cardinal Health, Inc.	11,950	1,130,111
Centene Corp.(a)	25,757	1,737,310
Cigna Group (The)	13,887	3,896,692
CVS Health Corp.	60,173	4,159,759
DaVita, Inc.(a)	2,597	260,921
Elevance Health, Inc.	11,126	4,943,171
HCA Healthcare, Inc.	9,684	2,938,900
Henry Schein, Inc.(a)	6,149	498,684
Humana, Inc.	5,864	2,621,970
Laboratory Corp. of America Holdings	4,159	1,003,691
McKesson Corp.	6,365	2,719,828
Molina Healthcare, Inc.(a)	2,736	824,193
Quest Diagnostics, Inc.	5,257	738,924
UnitedHealth Group, Inc.	43,699	21,003,487
Universal Health Services, Inc., Class B	2,954	466,053
Total		50,406,547
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	13,879	1,668,950
Bio-Rad Laboratories, Inc., Class A(a)	1,002	379,878
Bio-Techne Corp.	7,389	603,164
Charles River Laboratories International, Inc.(a)	2,402	505,020
Danaher Corp.	31,171	7,481,040
Illumina, Inc.(a)	7,421	1,391,363
IQVIA Holdings, Inc.(a)	8,709	1,957,522
Mettler-Toledo International, Inc.(a)	1,034	1,356,236
Revvity, Inc.	5,888	699,436
Thermo Fisher Scientific, Inc.	18,104	9,445,762
Waters Corp.(a)	2,771	738,582
West Pharmaceutical Services, Inc.	3,485	1,332,908
Total		27,559,861
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	98,606	6,305,854
Catalent, Inc.(a)	8,453	366,522
Eli Lilly & Co.	36,981	17,343,349
Johnson & Johnson	121,975	20,189,302
Merck & Co., Inc.	119,097	13,742,603
Organon & Co.	11,972	249,137
Pfizer, Inc.	264,969	9,719,063
Viatris, Inc.	56,278	561,655
Zoetis, Inc.	21,690	3,735,235
Total		72,212,720
Total Health Care		234,099,788
Industrials 8.4%
Aerospace & Defense 1.6%
Axon Enterprise, Inc.(a)	3,294	642,725
Boeing Co. (The)(a)	26,542	5,604,609
General Dynamics Corp.	10,559	2,271,769
Howmet Aerospace, Inc.	17,264	855,604
Huntington Ingalls Industries, Inc.	1,872	426,067
L3Harris Technologies, Inc.	8,892	1,740,787
Lockheed Martin Corp.	10,579	4,870,360
Northrop Grumman Corp.	6,700	3,053,860
Raytheon Technologies Corp.	68,580	6,718,097
Textron, Inc.	9,466	640,186
TransDigm Group, Inc.	2,449	2,189,822
Total		29,013,886
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	5,465	515,623
Expeditors International of Washington, Inc.	7,171	868,623
FedEx Corp.	10,854	2,690,707
United Parcel Service, Inc., Class B	34,018	6,097,726
Total		10,172,679
Building Products 0.4%
Allegion PLC	4,128	495,442
AO Smith Corp.	5,845	425,399
Carrier Global Corp.	39,184	1,947,837
Johnson Controls International PLC	32,203	2,194,312

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	10,565	606,220
Trane Technologies PLC	10,704	2,047,247
Total		7,716,457
Commercial Services & Supplies 0.5%
Cintas Corp.	4,057	2,016,654
Copart, Inc.(a)	20,133	1,836,331
Republic Services, Inc.	9,649	1,477,937
Rollins, Inc.	10,871	465,605
Waste Management, Inc.	17,376	3,013,346
Total		8,809,873
Construction & Engineering 0.1%
Quanta Services, Inc.	6,814	1,338,610
Electrical Equipment 0.6%
AMETEK, Inc.	10,818	1,751,218
Eaton Corp. PLC	18,709	3,762,380
Emerson Electric Co.	26,824	2,424,621
Generac Holdings, Inc.(a)	2,919	435,311
Rockwell Automation, Inc.	5,392	1,776,394
Total		10,149,924
Ground Transportation 0.8%
CSX Corp.	95,424	3,253,958
JB Hunt Transport Services, Inc.	3,892	704,569
Norfolk Southern Corp.	10,685	2,422,931
Old Dominion Freight Line, Inc.	4,220	1,560,345
Union Pacific Corp.	28,617	5,855,610
Total		13,797,413
Industrial Conglomerates 0.8%
3M Co.	25,893	2,591,630
General Electric Co.	51,112	5,614,653
Honeywell International, Inc.	31,233	6,480,848
Total		14,687,131
Machinery 1.8%
Caterpillar, Inc.	24,189	5,951,703
Cummins, Inc.	6,644	1,628,843
Deere & Co.	12,656	5,128,085
Dover Corp.	6,564	969,175
Fortive Corp.	16,594	1,240,733
IDEX Corp.	3,547	763,527
Common Stocks (continued)
Issuer	Shares	Value ($)
Illinois Tool Works, Inc.	12,980	3,247,077
Ingersoll Rand, Inc.	18,987	1,240,990
Nordson Corp.	2,526	626,903
Otis Worldwide Corp.	19,398	1,726,616
PACCAR, Inc.	24,528	2,051,767
Parker-Hannifin Corp.	6,022	2,348,821
Pentair PLC	7,742	500,133
Snap-On, Inc.	2,484	715,864
Stanley Black & Decker, Inc.	7,188	673,588
Westinghouse Air Brake Technologies Corp.	8,442	925,834
Xylem, Inc.	11,230	1,264,723
Total		31,004,382
Passenger Airlines 0.2%
Alaska Air Group, Inc.(a)	6,004	319,293
American Airlines Group, Inc.(a)	30,643	549,735
Delta Air Lines, Inc.(a)	30,167	1,434,139
Southwest Airlines Co.	27,930	1,011,345
United Airlines Holdings, Inc.(a)	15,394	844,669
Total		4,159,181
Professional Services 0.7%
Automatic Data Processing, Inc.	19,390	4,261,728
Broadridge Financial Solutions, Inc.	5,538	917,259
Ceridian HCM Holding, Inc.(a)	7,277	487,341
Equifax, Inc.	5,756	1,354,387
Jacobs Solutions, Inc.	5,954	707,871
Leidos Holdings, Inc.	6,438	569,634
Paychex, Inc.	15,059	1,684,650
Paycom Software, Inc.	2,282	733,070
Robert Half International, Inc.	5,058	380,463
Verisk Analytics, Inc.	6,796	1,536,100
Total		12,632,503
Trading Companies & Distributors 0.3%
Fastenal Co.	26,802	1,581,050
United Rentals, Inc.	3,226	1,436,763
W.W. Grainger, Inc.	2,096	1,652,885
Total		4,670,698
Total Industrials		148,152,737

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 28.0%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	11,720	1,899,343
Cisco Systems, Inc.	192,242	9,946,601
F5, Inc.(a)	2,838	415,086
Juniper Networks, Inc.	15,094	472,895
Motorola Solutions, Inc.	7,872	2,308,700
Total		15,042,625
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	27,942	2,373,673
CDW Corp.	6,326	1,160,821
Corning, Inc.	35,912	1,258,357
Keysight Technologies, Inc.(a)	8,361	1,400,049
TE Connectivity Ltd.	14,790	2,072,966
Teledyne Technologies, Inc.(a)	2,208	907,731
Trimble Navigation Ltd.(a)	11,628	615,586
Zebra Technologies Corp., Class A(a)	2,414	714,134
Total		10,503,317
IT Services 1.1%
Accenture PLC, Class A	29,642	9,146,928
Akamai Technologies, Inc.(a)	7,144	642,031
Cognizant Technology Solutions Corp., Class A	23,819	1,554,904
DXC Technology Co.(a)	10,687	285,557
EPAM Systems, Inc.(a)	2,718	610,871
Gartner, Inc.(a)	3,710	1,299,650
International Business Machines Corp.	42,620	5,702,982
VeriSign, Inc.(a)	4,251	960,599
Total		20,203,522
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc.(a)	75,584	8,609,773
Analog Devices, Inc.	23,743	4,625,374
Applied Materials, Inc.	39,667	5,733,468
Broadcom, Inc.	19,569	16,974,738
Enphase Energy, Inc.(a)	6,432	1,077,231
First Solar, Inc.(a)	4,663	886,390
Intel Corp.	195,771	6,546,582
KLA Corp.	6,440	3,123,529
Lam Research Corp.	6,305	4,053,232
Common Stocks (continued)
Issuer	Shares	Value ($)
Microchip Technology, Inc.	25,711	2,303,449
Micron Technology, Inc.	51,367	3,241,771
Monolithic Power Systems, Inc.	2,115	1,142,586
NVIDIA Corp.	116,079	49,103,739
NXP Semiconductors NV	12,191	2,495,254
ON Semiconductor Corp.(a)	20,270	1,917,137
Qorvo, Inc.(a)	4,688	478,317
QUALCOMM, Inc.	52,287	6,224,245
Skyworks Solutions, Inc.	7,470	826,854
SolarEdge Technologies, Inc.(a)	2,645	711,637
Teradyne, Inc.	7,277	810,148
Texas Instruments, Inc.	42,602	7,669,212
Total		128,554,666
Software 10.2%
Adobe, Inc.(a)	21,530	10,527,955
ANSYS, Inc.(a)	4,068	1,343,538
Autodesk, Inc.(a)	10,052	2,056,740
Cadence Design Systems, Inc.(a)	12,799	3,001,621
Fair Isaac Corp.(a)	1,173	949,203
Fortinet, Inc.(a)	30,589	2,312,222
Gen Digital, Inc.	26,698	495,248
Intuit, Inc.	13,168	6,033,446
Microsoft Corp.	348,993	118,846,076
Oracle Corp.	72,229	8,601,752
Palo Alto Networks, Inc.(a)	14,203	3,629,009
PTC, Inc.(a)	5,000	711,500
Roper Technologies, Inc.	5,003	2,405,442
Salesforce, Inc.(a)	45,952	9,707,820
ServiceNow, Inc.(a)	9,563	5,374,119
Synopsys, Inc.(a)	7,148	3,112,311
Tyler Technologies, Inc.(a)	1,968	819,613
Total		179,927,615
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.(c)	693,950	134,605,482
Hewlett Packard Enterprise Co.	60,823	1,021,826
HP, Inc.	40,689	1,249,559
NetApp, Inc.	10,040	767,056

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seagate Technology Holdings PLC	9,039	559,243
Western Digital Corp.(a)	15,017	569,595
Total		138,772,761
Total Information Technology		493,004,506
Materials 2.5%
Chemicals 1.7%
Air Products & Chemicals, Inc.	10,426	3,122,900
Albemarle Corp.	5,507	1,228,557
Celanese Corp., Class A	4,698	544,028
CF Industries Holdings, Inc.	9,149	635,124
Corteva, Inc.	33,366	1,911,872
Dow, Inc.	33,199	1,768,179
DuPont de Nemours, Inc.	21,544	1,539,103
Eastman Chemical Co.	5,593	468,246
Ecolab, Inc.	11,626	2,170,458
FMC Corp.	5,869	612,371
International Flavors & Fragrances, Inc.	11,973	952,931
Linde PLC	22,980	8,757,218
LyondellBasell Industries NV, Class A	11,908	1,093,512
Mosaic Co. (The)	15,588	545,580
PPG Industries, Inc.	11,050	1,638,715
Sherwin-Williams Co. (The)	11,015	2,924,703
Total		29,913,497
Construction Materials 0.2%
Martin Marietta Materials, Inc.	2,909	1,343,056
Vulcan Materials Co.	6,245	1,407,873
Total		2,750,929
Containers & Packaging 0.2%
Amcor PLC	69,064	689,259
Avery Dennison Corp.	3,789	650,950
Ball Corp.	14,764	859,412
International Paper Co.	16,290	518,185
Packaging Corp. of America	4,221	557,847
Sealed Air Corp.	6,777	271,080
WestRock Co.	12,022	349,480
Total		3,896,213
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	67,273	2,690,920
Newmont Corp.	37,301	1,591,261
Nucor Corp.	11,791	1,933,488
Steel Dynamics, Inc.	7,537	821,005
Total		7,036,674
Total Materials		43,597,313
Real Estate 2.5%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	25,674	516,047
Ventas, Inc.	18,777	887,589
Welltower, Inc.	23,329	1,887,083
Total		3,290,719
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	33,383	561,836
Industrial REITs 0.3%
Prologis, Inc.	43,344	5,315,275
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	7,390	838,691
Boston Properties, Inc.	6,699	385,795
Total		1,224,486
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	14,589	1,177,478
CoStar Group, Inc.(a)	19,175	1,706,575
Total		2,884,053
Residential REITs 0.3%
AvalonBay Communities, Inc.	6,665	1,261,484
Camden Property Trust	5,011	545,548
Equity Residential	16,006	1,055,916
Essex Property Trust, Inc.	3,012	705,712
Invitation Homes, Inc.	27,285	938,604
Mid-America Apartment Communities, Inc.	5,476	831,585
UDR, Inc.	14,523	623,908
Total		5,962,757

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.3%
Federal Realty Investment Trust	3,443	333,179
Kimco Realty Corp.	29,095	573,753
Realty Income Corp.	31,598	1,889,245
Regency Centers Corp.	7,223	446,165
Simon Property Group, Inc.	15,348	1,772,387
Total		5,014,729
Specialized REITs 1.1%
American Tower Corp.	21,874	4,242,243
Crown Castle, Inc.	20,355	2,319,249
Digital Realty Trust, Inc.	13,675	1,557,172
Equinix, Inc.	4,390	3,441,497
Extra Space Storage, Inc.	6,339	943,560
Iron Mountain, Inc.	13,688	777,752
Public Storage	7,427	2,167,793
SBA Communications Corp.	5,085	1,178,500
VICI Properties, Inc.	47,135	1,481,453
Weyerhaeuser Co.	34,371	1,151,772
Total		19,260,991
Total Real Estate		43,514,846
Utilities 2.6%
Electric Utilities 1.7%
Alliant Energy Corp.	11,799	619,212
American Electric Power Co., Inc.	24,162	2,034,440
Constellation Energy Corp.	15,227	1,394,032
Duke Energy Corp.	36,171	3,245,986
Edison International	17,976	1,248,433
Entergy Corp.	9,925	966,397
Evergy, Inc.	10,780	629,768
Eversource Energy	16,373	1,161,173
Exelon Corp.	46,681	1,901,784
FirstEnergy Corp.	25,543	993,112
NextEra Energy, Inc.	94,972	7,046,922
NRG Energy, Inc.	10,806	404,036
PG&E Corp.(a)	75,876	1,311,137
Common Stocks (continued)
Issuer	Shares	Value ($)
Pinnacle West Capital Corp.	5,316	433,041
PPL Corp.	34,595	915,384
Southern Co. (The)	51,179	3,595,325
Xcel Energy, Inc.	25,832	1,605,975
Total		29,506,157
Gas Utilities 0.1%
Atmos Energy Corp.	6,782	789,018
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	31,416	651,254
Multi-Utilities 0.7%
Ameren Corp.	12,326	1,006,664
CenterPoint Energy, Inc.	29,618	863,365
CMS Energy Corp.	13,689	804,229
Consolidated Edison, Inc.	16,265	1,470,356
Dominion Energy, Inc.	39,236	2,032,032
DTE Energy Co.	9,674	1,064,334
NiSource, Inc.	19,388	530,262
Public Service Enterprise Group, Inc.	23,420	1,466,326
Sempra Energy	14,769	2,150,219
WEC Energy Group, Inc.	14,805	1,306,393
Total		12,694,180
Water Utilities 0.1%
American Water Works Co., Inc.	9,136	1,304,164
Total Utilities		44,944,773
Total Common Stocks (Cost $990,004,659)		1,744,260,196

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(d)	14,928,243	14,922,272
Total Money Market Funds (Cost $14,921,975)		14,922,272
Total Investments in Securities (Cost: $1,004,926,634)		1,759,182,468
Other Assets & Liabilities, Net		(235,536)
Net Assets		1,758,946,932

At June 30, 2023, securities and/or cash totaling $1,474,172 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	74	09/2023	USD	16,606,525	309,941	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,556,539	—	(3,302)	71,025	1,624,262	30,381	12,943	4,890
Columbia Short-Term Cash Fund, 5.323%
	15,170,108	30,118,591	(30,365,383)	(1,044)	14,922,272	(776)	329,269	14,928,243
Total	16,726,647			69,981	16,546,534	29,605	342,212

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	146,426,729	—	—	146,426,729
Consumer Discretionary	185,874,573	—	—	185,874,573
Consumer Staples	116,312,668	—	—	116,312,668
Energy	71,715,113	—	—	71,715,113
Financials	216,617,150	—	—	216,617,150
Health Care	234,099,788	—	—	234,099,788
Industrials	148,152,737	—	—	148,152,737
Information Technology	493,004,506	—	—	493,004,506
Materials	43,597,313	—	—	43,597,313
Real Estate	43,514,846	—	—	43,514,846
Utilities	44,944,773	—	—	44,944,773
Total Common Stocks	1,744,260,196	—	—	1,744,260,196
Money Market Funds	14,922,272	—	—	14,922,272
Total Investments in Securities	1,759,182,468	—	—	1,759,182,468
Investments in Derivatives
Asset
Futures Contracts	309,941	—	—	309,941
Total	1,759,492,409	—	—	1,759,492,409
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $989,437,697)	$1,742,635,934
Affiliated issuers (cost $15,488,937)	16,546,534
Receivable for:
Capital shares sold	51,295
Dividends	1,161,597
Foreign tax reclaims	18,884
Variation margin for futures contracts	225,750
Expense reimbursement due from Investment Manager	67
Prepaid expenses	8,762
Total assets	1,760,648,823
Liabilities
Due to custodian	2,482
Payable for:
Capital shares redeemed	1,495,127
Variation margin for futures contracts	12,571
Management services fees	9,536
Distribution and/or service fees	3,297
Service fees	42,695
Compensation of board members	89,269
Compensation of chief compliance officer	149
Other expenses	46,765
Total liabilities	1,701,891
Net assets applicable to outstanding capital stock	$1,758,946,932
Represented by
Trust capital	$1,758,946,932
Total - representing net assets applicable to outstanding capital stock	$1,758,946,932
Class 1
Net assets	$887,856,654
Shares outstanding	23,729,899
Net asset value per share	$37.42
Class 2
Net assets	$102,483,793
Shares outstanding	2,821,833
Net asset value per share	$36.32
Class 3
Net assets	$768,606,485
Shares outstanding	20,839,946
Net asset value per share	$36.88
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	17

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$13,629,570
Dividends — affiliated issuers	342,212
Foreign taxes withheld	(3,707)
Total income	13,968,075
Expenses:
Management services fees	1,622,561
Distribution and/or service fees
Class 2	104,768
Class 3	445,364
Service fees	252,058
Compensation of board members	19,476
Custodian fees	7,970
Printing and postage fees	12,225
Licensing fees and expenses	73,479
Accounting services fees	15,045
Legal fees	16,546
Interest on collateral	322
Compensation of chief compliance officer	158
Other	14,044
Total expenses	2,584,016
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(4,015)
Total net expenses	2,580,001
Net investment income	11,388,074
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,171,637
Investments — affiliated issuers	29,605
Futures contracts	891,573
Net realized gain	9,092,815
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	232,120,835
Investments — affiliated issuers	69,981
Futures contracts	848,139
Net change in unrealized appreciation (depreciation)	233,038,955
Net realized and unrealized gain	242,131,770
Net increase in net assets resulting from operations	$253,519,844
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$11,388,074	$20,795,445
Net realized gain	9,092,815	14,845,162
Net change in unrealized appreciation (depreciation)	233,038,955	(375,320,548)
Net increase (decrease) in net assets resulting from operations	253,519,844	(339,679,941)
Increase (decrease) in net assets from capital stock activity	(19,513,406)	14,682,657
Total increase (decrease) in net assets	234,006,438	(324,997,284)
Net assets at beginning of period	1,524,940,494	1,849,937,778
Net assets at end of period	$1,758,946,932	$1,524,940,494

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	425,693	14,632,720	1,277,557	41,750,318
Shares redeemed	(1,083,142)	(37,593,501)	(1,045,214)	(35,602,655)
Net increase (decrease)	(657,449)	(22,960,781)	232,343	6,147,663
Class 2
Shares sold	654,484	21,902,386	1,209,861	40,293,552
Shares redeemed	(60,270)	(2,051,306)	(111,912)	(3,687,478)
Net increase	594,214	19,851,080	1,097,949	36,606,074
Class 3
Shares sold	251,979	8,543,008	708,135	23,521,650
Shares redeemed	(733,274)	(24,946,713)	(1,544,160)	(51,592,730)
Net decrease	(481,295)	(16,403,705)	(836,025)	(28,071,080)
Total net increase (decrease)	(544,530)	(19,513,406)	494,267	14,682,657
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$32.05	0.25	5.12	5.37
Year Ended 12/31/2022	$39.25	0.46	(7.66)	(7.20)
Year Ended 12/31/2021	$30.57	0.40	8.28	8.68
Year Ended 12/31/2020	$25.90	0.45	4.22	4.67
Year Ended 12/31/2019	$19.75	0.44	5.71	6.15
Year Ended 12/31/2018	$20.72	0.42	(1.39)	(0.97)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$31.15	0.20	4.97	5.17
Year Ended 12/31/2022	$38.24	0.37	(7.46)	(7.09)
Year Ended 12/31/2021	$29.86	0.31	8.07	8.38
Year Ended 12/31/2020	$25.36	0.37	4.13	4.50
Year Ended 12/31/2019	$19.39	0.37	5.60	5.97
Year Ended 12/31/2018	$20.40	0.34	(1.35)	(1.01)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$31.61	0.23	5.04	5.27
Year Ended 12/31/2022	$38.76	0.41	(7.56)	(7.15)
Year Ended 12/31/2021	$30.23	0.35	8.18	8.53
Year Ended 12/31/2020	$25.65	0.41	4.17	4.58
Year Ended 12/31/2019	$19.58	0.40	5.67	6.07
Year Ended 12/31/2018	$20.57	0.37	(1.36)	(0.99)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$37.42	16.75%	0.25%(c)	0.25%(c)	1.47%	1%	$887,857
Year Ended 12/31/2022	$32.05	(18.34%)	0.25%(c)	0.25%(c)	1.36%	2%	$781,574
Year Ended 12/31/2021	$39.25	28.39%	0.25%(c)	0.25%(c)	1.14%	5%	$947,973
Year Ended 12/31/2020	$30.57	18.03%	0.26%(d)	0.26%(d)	1.72%	9%	$742,971
Year Ended 12/31/2019	$25.90	31.14%	0.26%	0.26%	1.91%	2%	$599,584
Year Ended 12/31/2018	$19.75	(4.68%)	0.28%	0.28%	1.94%	3%	$332,816
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$36.32	16.60%	0.50%(c)	0.50%(c)	1.23%	1%	$102,484
Year Ended 12/31/2022	$31.15	(18.54%)	0.50%(c)	0.50%(c)	1.15%	2%	$69,385
Year Ended 12/31/2021	$38.24	28.07%	0.50%(c)	0.50%(c)	0.89%	5%	$43,195
Year Ended 12/31/2020	$29.86	17.74%	0.51%(d)	0.51%(d)	1.48%	9%	$11,359
Year Ended 12/31/2019	$25.36	30.79%	0.51%	0.51%	1.63%	2%	$11,354
Year Ended 12/31/2018	$19.39	(4.95%)	0.53%	0.53%	1.61%	3%	$10,146
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$36.88	16.67%	0.38%(c)	0.38%(c)	1.35%	1%	$768,606
Year Ended 12/31/2022	$31.61	(18.45%)	0.38%(c)	0.38%(c)	1.23%	2%	$673,982
Year Ended 12/31/2021	$38.76	28.22%	0.38%(c)	0.38%(c)	1.01%	5%	$858,770
Year Ended 12/31/2020	$30.23	17.85%	0.38%(d)	0.38%(d)	1.59%	9%	$689,960
Year Ended 12/31/2019	$25.65	31.00%	0.39%	0.39%	1.76%	2%	$599,751
Year Ended 12/31/2018	$19.58	(4.81%)	0.40%	0.40%	1.75%	3%	$442,813
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	21

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	309,941*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	891,573

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	848,139
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	15,751,213

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
26	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.25%	0.26%
Class 2	0.50	0.51
Class 3	0.375	0.385
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $11,564,265 and $17,192,475, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
28	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 99.4% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	31

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
32	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023	33

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
34	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7014_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Select Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Mid Cap Growth Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with growth of capital.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager
Managed Fund since 2021
Wayne Collette, CFA
Co-Portfolio Manager
Managed Fund since February 2023
Dana Kelley, CFA
Co-Portfolio Manager
Managed Fund since February 2023
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	20.19	27.40	9.49	11.06
Class 2	05/03/10	20.03	27.08	9.22	10.78
Class 3	05/01/01	20.12	27.26	9.35	10.92
Russell Midcap Growth Index		15.94	23.13	9.71	11.53
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	95.9
Money Market Funds	4.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	11.7
Consumer Discretionary	14.6
Consumer Staples	1.0
Energy	4.4
Health Care	18.7
Industrials	17.8
Information Technology	23.7
Materials	6.1
Real Estate	2.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,201.90	1,020.79	4.56	4.18	0.83
Class 2	1,000.00	1,000.00	1,200.30	1,019.55	5.92	5.44	1.08
Class 3	1,000.00	1,000.00	1,201.20	1,020.14	5.27	4.84	0.96
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.9%
Issuer	Shares	Value ($)
Communication Services 11.1%
Entertainment 7.8%
Activision Blizzard, Inc.(a)	58,592	4,939,306
Endeavor Group Holdings, Inc., Class A(a)	281,823	6,741,206
Liberty Media Group LLC, Class C(a)	78,078	5,877,712
Spotify Technology SA(a)	38,621	6,200,602
Take-Two Interactive Software, Inc.(a)	86,434	12,719,627
Total		36,478,453
Interactive Media & Services 0.8%
Pinterest, Inc., Class A(a)	140,901	3,852,233
Media 2.5%
Trade Desk, Inc. (The), Class A(a)	154,484	11,929,254
Total Communication Services		52,259,940
Consumer Discretionary 13.8%
Automobiles 0.8%
Ferrari NV	11,211	3,645,929
Hotels, Restaurants & Leisure 9.1%
Booking Holdings, Inc.(a)	3,472	9,375,546
Churchill Downs, Inc.	37,709	5,247,962
DraftKings, Inc., Class A(a)	180,404	4,793,334
Flutter Entertainment PLC(a)	33,220	6,676,795
Hilton Worldwide Holdings, Inc.	45,850	6,673,468
Norwegian Cruise Line Holdings Ltd.(a)	111,910	2,436,281
Restaurant Brands International, Inc.	98,647	7,647,115
Total		42,850,501
Specialty Retail 2.1%
Tractor Supply Co.	45,678	10,099,406
Textiles, Apparel & Luxury Goods 1.8%
On Holding AG, Class A(a)	264,946	8,743,218
Total Consumer Discretionary		65,339,054
Consumer Staples 0.9%
Beverages 0.9%
Molson Coors Beverage Co., Class B	65,877	4,337,342
Total Consumer Staples		4,337,342
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.2%
Oil, Gas & Consumable Fuels 4.2%
Antero Resources Corp.(a)	212,982	4,904,976
Hess Corp.	83,171	11,307,097
Marathon Petroleum Corp.	30,971	3,611,219
Total		19,823,292
Total Energy		19,823,292
Health Care 17.8%
Biotechnology 1.2%
Exact Sciences Corp.(a)	61,629	5,786,963
Health Care Equipment & Supplies 5.0%
Baxter International, Inc.	102,278	4,659,786
DexCom, Inc.(a)	92,166	11,844,253
Insulet Corp.(a)	23,972	6,912,086
Total		23,416,125
Health Care Providers & Services 5.3%
AmerisourceBergen Corp.	38,793	7,464,937
Chemed Corp.	12,652	6,853,209
HCA Healthcare, Inc.	34,843	10,574,153
Total		24,892,299
Life Sciences Tools & Services 6.3%
Bio-Techne Corp.	161,404	13,175,408
Repligen Corp.(a)	58,962	8,340,765
West Pharmaceutical Services, Inc.	21,642	8,277,416
Total		29,793,589
Total Health Care		83,888,976
Industrials 16.9%
Aerospace & Defense 4.0%
HEICO Corp.	34,487	6,102,130
Howmet Aerospace, Inc.	109,995	5,451,352
TransDigm Group, Inc.	8,395	7,506,557
Total		19,060,039
Commercial Services & Supplies 1.3%
Rollins, Inc.	140,189	6,004,295
Construction & Engineering 0.7%
WillScot Mobile Mini Holdings Corp.(a)	72,326	3,456,459
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.4%
AMETEK, Inc.	37,998	6,151,116
Generac Holdings, Inc.(a)	33,912	5,057,297
Total		11,208,413
Ground Transportation 5.5%
CSX Corp.	209,504	7,144,086
Old Dominion Freight Line, Inc.	14,088	5,209,038
XPO, Inc.(a)	231,903	13,682,277
Total		26,035,401
Trading Companies & Distributors 3.0%
Ferguson PLC	23,379	3,677,751
SiteOne Landscape Supply, Inc.(a)	61,970	10,371,299
Total		14,049,050
Total Industrials		79,813,657
Information Technology 22.5%
Communications Equipment 1.8%
Arista Networks, Inc.(a)	50,971	8,260,361
IT Services 8.2%
Cloudflare, Inc.(a)	212,678	13,902,761
MongoDB, Inc.(a)	41,116	16,898,265
Snowflake, Inc., Class A(a)	45,629	8,029,791
Total		38,830,817
Semiconductors & Semiconductor Equipment 7.1%
Lam Research Corp.	19,813	12,736,985
Lattice Semiconductor Corp.(a)	94,203	9,050,082
Monolithic Power Systems, Inc.	21,755	11,752,704
Total		33,539,771
Software 5.4%
Fortinet, Inc.(a)	192,365	14,540,870
HubSpot, Inc.(a)	14,803	7,876,528
Splunk, Inc.(a)	28,762	3,051,361
Total		25,468,759
Total Information Technology		106,099,708
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 5.8%
Chemicals 1.1%
Sherwin-Williams Co. (The)	18,703	4,966,020
Construction Materials 2.5%
Vulcan Materials Co.	53,336	12,024,068
Containers & Packaging 1.5%
Avery Dennison Corp.	40,895	7,025,761
Metals & Mining 0.7%
Royal Gold, Inc.	28,028	3,217,054
Total Materials		27,232,903
Real Estate 1.9%
Real Estate Management & Development 1.9%
CoStar Group, Inc.(a)	102,787	9,148,043
Total Real Estate		9,148,043
Total Common Stocks (Cost $400,899,213)		447,942,915

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	19,309,288	19,301,564
Total Money Market Funds (Cost $19,300,816)		19,301,564
Total Investments in Securities (Cost: $420,200,029)		467,244,479
Other Assets & Liabilities, Net		4,634,510
Net Assets		471,878,989

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	11,384,999	138,174,011	(130,258,072)	626	19,301,564	(7,683)	292,942	19,309,288
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	52,259,940	—	—	52,259,940
Consumer Discretionary	58,662,259	6,676,795	—	65,339,054
Consumer Staples	4,337,342	—	—	4,337,342
Energy	19,823,292	—	—	19,823,292
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Health Care	83,888,976	—	—	83,888,976
Industrials	79,813,657	—	—	79,813,657
Information Technology	106,099,708	—	—	106,099,708
Materials	27,232,903	—	—	27,232,903
Real Estate	9,148,043	—	—	9,148,043
Total Common Stocks	441,266,120	6,676,795	—	447,942,915
Money Market Funds	19,301,564	—	—	19,301,564
Total Investments in Securities	460,567,684	6,676,795	—	467,244,479
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $400,899,213)	$447,942,915
Affiliated issuers (cost $19,300,816)	19,301,564
Foreign currency (cost $18,128)	18,213
Receivable for:
Investments sold	9,276,797
Capital shares sold	88,246
Dividends	142,081
Foreign tax reclaims	3,582
Expense reimbursement due from Investment Manager	834
Prepaid expenses	5,669
Total assets	476,779,901
Liabilities
Payable for:
Investments purchased	4,317,004
Capital shares redeemed	423,007
Management services fees	10,511
Distribution and/or service fees	1,114
Service fees	15,294
Compensation of board members	110,697
Compensation of chief compliance officer	42
Other expenses	23,243
Total liabilities	4,900,912
Net assets applicable to outstanding capital stock	$471,878,989
Represented by
Trust capital	$471,878,989
Total - representing net assets applicable to outstanding capital stock	$471,878,989
Class 1
Net assets	$184,587,573
Shares outstanding	4,236,361
Net asset value per share	$43.57
Class 2
Net assets	$41,314,485
Shares outstanding	979,142
Net asset value per share	$42.19
Class 3
Net assets	$245,976,931
Shares outstanding	5,738,969
Net asset value per share	$42.86
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$933,342
Dividends — affiliated issuers	292,942
Interfund lending	54
Foreign taxes withheld	(5,373)
Total income	1,220,965
Expenses:
Management services fees	1,799,662
Distribution and/or service fees
Class 2	47,339
Class 3	142,690
Service fees	83,296
Compensation of board members	8,802
Custodian fees	5,502
Printing and postage fees	15,225
Accounting services fees	15,045
Legal fees	8,801
Compensation of chief compliance officer	42
Other	6,116
Total expenses	2,132,520
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(114,095)
Total net expenses	2,018,425
Net investment loss	(797,460)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,076,323
Investments — affiliated issuers	(7,683)
Foreign currency translations	(852)
Net realized gain	4,067,788
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	77,732,389
Investments — affiliated issuers	626
Foreign currency translations	(75)
Net change in unrealized appreciation (depreciation)	77,732,940
Net realized and unrealized gain	81,800,728
Net increase in net assets resulting from operations	$81,003,268
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment loss	$(797,460)	$(2,164,594)
Net realized gain (loss)	4,067,788	(24,004,120)
Net change in unrealized appreciation (depreciation)	77,732,940	(158,850,921)
Net increase (decrease) in net assets resulting from operations	81,003,268	(185,019,635)
Decrease in net assets from capital stock activity	(19,993,291)	(13,193,801)
Total increase (decrease) in net assets	61,009,977	(198,213,436)
Net assets at beginning of period	410,869,012	609,082,448
Net assets at end of period	$471,878,989	$410,869,012

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	33,344	1,337,330	547,523	19,218,032
Shares redeemed	(267,673)	(10,799,948)	(188,964)	(7,439,868)
Net increase (decrease)	(234,329)	(9,462,618)	358,559	11,778,164
Class 2
Shares sold	52,913	2,041,312	126,812	4,887,387
Shares redeemed	(53,932)	(2,123,387)	(123,753)	(4,692,951)
Net increase (decrease)	(1,019)	(82,075)	3,059	194,436
Class 3
Shares sold	8,244	330,328	13,407	492,790
Shares redeemed	(275,860)	(10,778,926)	(662,447)	(25,659,191)
Net decrease	(267,616)	(10,448,598)	(649,040)	(25,166,401)
Total net decrease	(502,964)	(19,993,291)	(287,422)	(13,193,801)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$36.25	(0.05)	7.37	7.32
Year Ended 12/31/2022	$52.41	(0.15)	(16.01)	(16.16)
Year Ended 12/31/2021	$44.96	(0.27)	7.72	7.45
Year Ended 12/31/2020	$33.20	(0.11)	11.87	11.76
Year Ended 12/31/2019	$24.56	0.02	8.62	8.64
Year Ended 12/31/2018	$25.79	0.03	(1.26)	(1.23)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$35.15	(0.10)	7.14	7.04
Year Ended 12/31/2022	$50.95	(0.24)	(15.56)	(15.80)
Year Ended 12/31/2021	$43.82	(0.38)	7.51	7.13
Year Ended 12/31/2020	$32.44	(0.20)	11.58	11.38
Year Ended 12/31/2019	$24.06	(0.06)	8.44	8.38
Year Ended 12/31/2018	$25.32	(0.03)	(1.23)	(1.26)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$35.68	(0.08)	7.26	7.18
Year Ended 12/31/2022	$51.65	(0.20)	(15.77)	(15.97)
Year Ended 12/31/2021	$44.37	(0.33)	7.61	7.28
Year Ended 12/31/2020	$32.80	(0.16)	11.73	11.57
Year Ended 12/31/2019	$24.30	(0.02)	8.52	8.50
Year Ended 12/31/2018	$25.54	(0.00)(d)	(1.24)	(1.24)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$43.57	20.19%	0.88%	0.83%	(0.28%)	108%	$184,588
Year Ended 12/31/2022	$36.25	(30.84%)	0.88%	0.84%	(0.39%)	73%	$162,078
Year Ended 12/31/2021	$52.41	16.57%	0.88%	0.82%	(0.54%)	75%	$215,521
Year Ended 12/31/2020	$44.96	35.42%	0.88%(c)	0.77%(c)	(0.32%)	84%	$245,292
Year Ended 12/31/2019	$33.20	35.18%	0.88%	0.73%	0.06%	70%	$231,471
Year Ended 12/31/2018	$24.56	(4.77%)	0.89%	0.74%	0.12%	150%	$183,546
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$42.19	20.03%	1.14%	1.08%	(0.53%)	108%	$41,314
Year Ended 12/31/2022	$35.15	(31.01%)	1.13%	1.09%	(0.64%)	73%	$34,453
Year Ended 12/31/2021	$50.95	16.27%	1.13%	1.07%	(0.79%)	75%	$49,778
Year Ended 12/31/2020	$43.82	35.08%	1.13%(c)	1.02%(c)	(0.58%)	84%	$40,754
Year Ended 12/31/2019	$32.44	34.83%	1.13%	0.98%	(0.19%)	70%	$28,169
Year Ended 12/31/2018	$24.06	(4.98%)	1.14%	0.99%	(0.12%)	150%	$19,966
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$42.86	20.12%	1.01%	0.96%	(0.40%)	108%	$245,977
Year Ended 12/31/2022	$35.68	(30.92%)	1.01%	0.96%	(0.52%)	73%	$214,338
Year Ended 12/31/2021	$51.65	16.41%	1.00%	0.94%	(0.66%)	75%	$343,782
Year Ended 12/31/2020	$44.37	35.28%	1.01%(c)	0.90%(c)	(0.45%)	84%	$328,556
Year Ended 12/31/2019	$32.80	34.98%	1.01%	0.85%	(0.07%)	70%	$269,172
Year Ended 12/31/2018	$24.30	(4.86%)	1.01%	0.86%	(0.01%)	150%	$227,630
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
18	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.82% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.82%	0.84%
Class 2	1.07	1.09
Class 3	0.945	0.965
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $459,499,567 and $493,130,252, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
20	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	200,000	4.85	2
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 96.2% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
22	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	23

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Select Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
24	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	25

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
26	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2023	27

Columbia Variable Portfolio – Select Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7017_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Select Large Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Large Cap Value Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Richard Rosen
Lead Portfolio Manager
Managed Fund since 2008
Richard Taft
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	1.69	12.36	8.92	10.46
Class 2	05/03/10	1.54	12.09	8.65	10.18
Class 3	02/04/04	1.60	12.19	8.79	10.32
Russell 1000 Value Index		5.12	11.54	8.11	9.22
S&P 500 Index		16.89	19.59	12.31	12.86
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	97.8
Money Market Funds	2.1
Preferred Stocks	0.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	6.3
Consumer Discretionary	3.8
Consumer Staples	3.3
Energy	10.9
Financials	16.6
Health Care	12.9
Industrials	10.3
Information Technology	16.4
Materials	9.7
Utilities	9.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,016.90	1,021.44	3.52	3.53	0.70
Class 2	1,000.00	1,000.00	1,015.40	1,020.19	4.77	4.78	0.95
Class 3	1,000.00	1,000.00	1,016.00	1,020.84	4.12	4.13	0.82
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 6.2%
Diversified Telecommunication Services 3.7%
Verizon Communications, Inc.	1,975,281	73,460,700
Interactive Media & Services 2.5%
Alphabet, Inc., Class A(a)	423,435	50,685,170
Total Communication Services		124,145,870
Consumer Discretionary 3.6%
Broadline Retail 0.2%
Qurate Retail, Inc.(a)	2,987,467	2,956,995
Specialty Retail 3.4%
Lowe’s Companies, Inc.	307,826	69,476,328
Total Consumer Discretionary		72,433,323
Consumer Staples 3.2%
Tobacco 3.2%
Philip Morris International, Inc.	665,062	64,923,353
Total Consumer Staples		64,923,353
Energy 10.7%
Energy Equipment & Services 2.9%
TechnipFMC PLC(a)	3,528,469	58,643,155
Oil, Gas & Consumable Fuels 7.8%
Chevron Corp.	291,674	45,894,904
Marathon Petroleum Corp.	447,729	52,205,201
Williams Companies, Inc. (The)	1,815,801	59,249,587
Total		157,349,692
Total Energy		215,992,847
Financials 16.3%
Banks 9.7%
Bank of America Corp.	1,481,746	42,511,293
Citigroup, Inc.	906,744	41,746,494
JPMorgan Chase & Co.	342,871	49,867,158
Wells Fargo & Co.	1,433,434	61,178,963
Total		195,303,908
Capital Markets 1.8%
Morgan Stanley	428,314	36,578,015
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.8%
American International Group, Inc.	847,116	48,743,055
MetLife, Inc.	852,625	48,198,891
Total		96,941,946
Total Financials		328,823,869
Health Care 12.6%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	1,012,681	46,137,746
Health Care Providers & Services 7.8%
Centene Corp.(a)	665,496	44,887,705
Cigna Group (The)	242,373	68,009,864
Humana, Inc.	101,824	45,528,565
Total		158,426,134
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	781,181	49,956,525
Total Health Care		254,520,405
Industrials 10.1%
Aerospace & Defense 2.9%
Raytheon Technologies Corp.	607,758	59,535,974
Ground Transportation 2.9%
CSX Corp.	966,549	32,959,321
Union Pacific Corp.	121,964	24,956,273
Total		57,915,594
Machinery 1.5%
Caterpillar, Inc.	121,573	29,913,037
Passenger Airlines 2.8%
Southwest Airlines Co.	1,534,859	55,577,244
Total Industrials		202,941,849
Information Technology 16.0%
Communications Equipment 3.9%
Cisco Systems, Inc.	1,534,555	79,397,876
Electronic Equipment, Instruments & Components 3.3%
Corning, Inc.	1,921,819	67,340,538
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.7%
Applied Materials, Inc.	433,647	62,679,337
QUALCOMM, Inc.	439,108	52,271,416
Total		114,950,753
Software 3.1%
Teradata Corp.(a)	1,152,593	61,559,992
Total Information Technology		323,249,159
Materials 9.5%
Chemicals 3.5%
FMC Corp.	682,223	71,183,148
Metals & Mining 6.0%
Barrick Gold Corp.	3,160,101	53,500,510
Freeport-McMoRan, Inc.	1,692,350	67,694,000
Total		121,194,510
Total Materials		192,377,658
Utilities 9.6%
Electric Utilities 8.0%
FirstEnergy Corp.	1,952,424	75,910,245
PG&E Corp.(a)	4,890,816	84,513,300
Total		160,423,545
Independent Power and Renewable Electricity Producers 1.6%
AES Corp. (The)	1,579,501	32,743,056
Total Utilities		193,166,601
Total Common Stocks (Cost $1,625,297,341)		1,972,574,934
Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Consumer Discretionary 0.1%
Broadline Retail 0.1%
Qurate Retail, Inc.	8.000%	74,161	2,782,521
Total Consumer Discretionary			2,782,521
Total Preferred Stocks (Cost $10,096,980)			2,782,521

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	41,211,314	41,194,829
Total Money Market Funds (Cost $41,192,809)		41,194,829
Total Investments in Securities (Cost: $1,676,587,130)		2,016,552,284
Other Assets & Liabilities, Net		641,140
Net Assets		2,017,193,424

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	40,487,742	132,059,241	(131,350,377)	(1,777)	41,194,829	(7,855)	1,220,178	41,211,314
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	124,145,870	—	—	124,145,870
Consumer Discretionary	72,433,323	—	—	72,433,323
Consumer Staples	64,923,353	—	—	64,923,353
Energy	215,992,847	—	—	215,992,847
Financials	328,823,869	—	—	328,823,869
Health Care	254,520,405	—	—	254,520,405
Industrials	202,941,849	—	—	202,941,849
Information Technology	323,249,159	—	—	323,249,159
Materials	192,377,658	—	—	192,377,658
Utilities	193,166,601	—	—	193,166,601
Total Common Stocks	1,972,574,934	—	—	1,972,574,934
Preferred Stocks
Consumer Discretionary	2,782,521	—	—	2,782,521
Total Preferred Stocks	2,782,521	—	—	2,782,521
Money Market Funds	41,194,829	—	—	41,194,829
Total Investments in Securities	2,016,552,284	—	—	2,016,552,284
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,635,394,321)	$1,975,357,455
Affiliated issuers (cost $41,192,809)	41,194,829
Receivable for:
Capital shares sold	2,991
Dividends	2,045,152
Prepaid expenses	11,793
Total assets	2,018,612,220
Liabilities
Payable for:
Capital shares redeemed	1,222,362
Management services fees	37,288
Distribution and/or service fees	918
Service fees	24,395
Compensation of board members	109,142
Compensation of chief compliance officer	185
Other expenses	24,506
Total liabilities	1,418,796
Net assets applicable to outstanding capital stock	$2,017,193,424
Represented by
Trust capital	$2,017,193,424
Total - representing net assets applicable to outstanding capital stock	$2,017,193,424
Class 1
Net assets	$1,840,438,557
Shares outstanding	49,281,427
Net asset value per share	$37.35
Class 2
Net assets	$92,281,164
Shares outstanding	2,551,608
Net asset value per share	$36.17
Class 3
Net assets	$84,473,703
Shares outstanding	2,300,560
Net asset value per share	$36.72
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023	9

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$25,222,134
Dividends — affiliated issuers	1,220,178
Interfund lending	7,799
Foreign taxes withheld	(95,814)
Total income	26,354,297
Expenses:
Management services fees	6,744,248
Distribution and/or service fees
Class 2	112,176
Class 3	54,034
Service fees	90,848
Compensation of board members	22,484
Custodian fees	6,389
Printing and postage fees	6,801
Accounting services fees	15,045
Legal fees	19,481
Compensation of chief compliance officer	203
Other	18,276
Total expenses	7,089,985
Net investment income	19,264,312
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	64,428,697
Investments — affiliated issuers	(7,855)
Net realized gain	64,420,842
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(49,030,713)
Investments — affiliated issuers	(1,777)
Net change in unrealized appreciation (depreciation)	(49,032,490)
Net realized and unrealized gain	15,388,352
Net increase in net assets resulting from operations	$34,652,664
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$19,264,312	$35,515,878
Net realized gain	64,420,842	234,511,088
Net change in unrealized appreciation (depreciation)	(49,032,490)	(324,892,259)
Net increase (decrease) in net assets resulting from operations	34,652,664	(54,865,293)
Decrease in net assets from capital stock activity	(60,440,036)	(517,403,308)
Total decrease in net assets	(25,787,372)	(572,268,601)
Net assets at beginning of period	2,042,980,796	2,615,249,397
Net assets at end of period	$2,017,193,424	$2,042,980,796

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	213,985	7,700,102	477,652	17,149,837
Shares redeemed	(1,745,182)	(65,871,532)	(15,457,963)	(560,216,793)
Net decrease	(1,531,197)	(58,171,430)	(14,980,311)	(543,066,956)
Class 2
Shares sold	311,960	11,094,071	682,648	24,067,748
Shares redeemed	(222,551)	(7,842,606)	(164,030)	(5,764,146)
Net increase	89,409	3,251,465	518,618	18,303,602
Class 3
Shares sold	51,544	1,856,630	335,088	11,855,188
Shares redeemed	(207,381)	(7,376,701)	(126,093)	(4,495,142)
Net increase (decrease)	(155,837)	(5,520,071)	208,995	7,360,046
Total net decrease	(1,597,625)	(60,440,036)	(14,252,698)	(517,403,308)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$36.73	0.36	0.26	0.62
Year Ended 12/31/2022	$37.42	0.58	(1.27)	(0.69)
Year Ended 12/31/2021	$29.63	0.74	7.05	7.79
Year Ended 12/31/2020	$27.67	0.64	1.32	1.96
Year Ended 12/31/2019	$21.83	0.43	5.41	5.84
Year Ended 12/31/2018	$24.87	0.40	(3.44)	(3.04)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$35.62	0.30	0.25	0.55
Year Ended 12/31/2022	$36.37	0.47	(1.22)	(0.75)
Year Ended 12/31/2021	$28.87	0.66	6.84	7.50
Year Ended 12/31/2020	$27.03	0.56	1.28	1.84
Year Ended 12/31/2019	$21.38	0.36	5.29	5.65
Year Ended 12/31/2018	$24.42	0.33	(3.37)	(3.04)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$36.14	0.33	0.25	0.58
Year Ended 12/31/2022	$36.86	0.52	(1.24)	(0.72)
Year Ended 12/31/2021	$29.22	0.71	6.93	7.64
Year Ended 12/31/2020	$27.32	0.59	1.31	1.90
Year Ended 12/31/2019	$21.59	0.39	5.34	5.73
Year Ended 12/31/2018	$24.62	0.36	(3.39)	(3.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$37.35	1.69%	0.70%	0.70%	1.96%	6%	$1,840,439
Year Ended 12/31/2022	$36.73	(1.84%)	0.69%	0.69%	1.60%	7%	$1,866,511
Year Ended 12/31/2021	$37.42	26.29%	0.68%	0.68%	2.12%	21%	$2,461,727
Year Ended 12/31/2020	$29.63	7.08%	0.71%(c)	0.71%(c)	2.59%	29%	$1,913,998
Year Ended 12/31/2019	$27.67	26.75%	0.73%(c)	0.73%(c)	1.73%	11%	$1,241,829
Year Ended 12/31/2018	$21.83	(12.22%)	0.73%	0.73%	1.60%	16%	$1,102,434
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$36.17	1.54%	0.95%	0.95%	1.70%	6%	$92,281
Year Ended 12/31/2022	$35.62	(2.06%)	0.94%	0.94%	1.36%	7%	$87,697
Year Ended 12/31/2021	$36.37	25.98%	0.93%	0.93%	1.93%	21%	$70,689
Year Ended 12/31/2020	$28.87	6.81%	0.96%(c)	0.96%(c)	2.32%	29%	$34,020
Year Ended 12/31/2019	$27.03	26.43%	0.98%(c)	0.98%(c)	1.48%	11%	$32,815
Year Ended 12/31/2018	$21.38	(12.45%)	0.98%	0.98%	1.36%	16%	$24,610
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$36.72	1.60%	0.82%	0.82%	1.83%	6%	$84,474
Year Ended 12/31/2022	$36.14	(1.95%)	0.81%	0.81%	1.48%	7%	$88,772
Year Ended 12/31/2021	$36.86	26.15%	0.80%	0.80%	2.04%	21%	$82,833
Year Ended 12/31/2020	$29.22	6.95%	0.83%(c)	0.83%(c)	2.40%	29%	$52,721
Year Ended 12/31/2019	$27.32	26.54%	0.86%(c)	0.86%(c)	1.61%	11%	$56,957
Year Ended 12/31/2018	$21.59	(12.31%)	0.85%	0.85%	1.48%	16%	$48,804
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023	13

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.68% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
16	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2024
Class 1	0.72%
Class 2	0.97
Class 3	0.845
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $112,205,409 and $156,684,362, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	9,100,000	5.27	6
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings
18	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 97.8% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Select Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023	21

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
22	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023	23

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Select Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7020_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Core Equity Fund
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Core Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Core Equity Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Columbia Variable Portfolio — Core Equity Fund	09/10/04	15.97	17.34	11.02	12.61
S&P 500 Index		16.89	19.59	12.31	12.86
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	98.2
Money Market Funds	1.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	8.9
Consumer Discretionary	11.0
Consumer Staples	6.4
Energy	4.5
Financials	12.3
Health Care	13.1
Industrials	8.5
Information Technology	28.6
Materials	2.5
Real Estate	2.1
Utilities	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract (Contract). The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – Core Equity Fund	1,000.00	1,000.00	1,159.70	1,022.94	2.15	2.02	0.40
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 8.7%
Entertainment 0.4%
Electronic Arts, Inc.	6,164	799,471
Interactive Media & Services 7.8%
Alphabet, Inc., Class A(a)	79,755	9,546,674
Meta Platforms, Inc., Class A(a)	19,881	5,705,449
Total		15,252,123
Media 0.5%
Fox Corp., Class A	28,391	965,294
Total Communication Services		17,016,888
Consumer Discretionary 10.8%
Automobiles 0.9%
Tesla, Inc.(a)	6,846	1,792,077
Broadline Retail 2.2%
Amazon.com, Inc.(a)	24,510	3,195,124
Etsy, Inc.(a)	11,600	981,476
Total		4,176,600
Hotels, Restaurants & Leisure 2.5%
Booking Holdings, Inc.(a)	713	1,925,335
Expedia Group, Inc.(a)	17,368	1,899,886
MGM Resorts International	20,961	920,607
Total		4,745,828
Household Durables 2.1%
Lennar Corp., Class A	18,520	2,320,741
PulteGroup, Inc.	23,502	1,825,635
Total		4,146,376
Specialty Retail 3.1%
Bath & Body Works, Inc.	7,380	276,750
Best Buy Co., Inc.	9,400	770,330
O’Reilly Automotive, Inc.(a)	3,192	3,049,318
TJX Companies, Inc. (The)	23,600	2,001,044
Total		6,097,442
Total Consumer Discretionary		20,958,323
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.3%
Consumer Staples Distribution & Retail 2.0%
Kroger Co. (The)	6,036	283,692
Walmart, Inc.	23,641	3,715,893
Total		3,999,585
Food Products 2.3%
Archer-Daniels-Midland Co.	38,272	2,891,832
General Mills, Inc.	20,140	1,544,738
Total		4,436,570
Household Products 0.4%
Procter & Gamble Co. (The)	5,239	794,966
Tobacco 1.6%
Altria Group, Inc.	68,484	3,102,325
Total Consumer Staples		12,333,446
Energy 4.4%
Oil, Gas & Consumable Fuels 4.4%
Exxon Mobil Corp.	36,085	3,870,116
Marathon Petroleum Corp.	19,639	2,289,907
Valero Energy Corp.	20,929	2,454,972
Total		8,614,995
Total Energy		8,614,995
Financials 12.1%
Banks 2.3%
Citigroup, Inc.	42,235	1,944,499
Wells Fargo & Co.	59,161	2,524,992
Total		4,469,491
Capital Markets 3.6%
CME Group, Inc.	3,138	581,440
Morgan Stanley	40,508	3,459,383
State Street Corp.	39,979	2,925,663
Total		6,966,486
Consumer Finance 0.7%
Synchrony Financial	39,270	1,332,038
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.3%
MasterCard, Inc., Class A	6,248	2,457,338
Visa, Inc., Class A	8,464	2,010,031
Total		4,467,369
Insurance 3.2%
Aon PLC, Class A	847	292,385
Lincoln National Corp.	9,233	237,842
Marsh & McLennan Companies, Inc.	19,642	3,694,267
MetLife, Inc.	35,456	2,004,328
Total		6,228,822
Total Financials		23,464,206
Health Care 12.9%
Biotechnology 2.3%
AbbVie, Inc.	12,060	1,624,844
Amgen, Inc.	683	151,639
BioMarin Pharmaceutical, Inc.(a)	6,065	525,714
Regeneron Pharmaceuticals, Inc.(a)	1,305	937,695
Vertex Pharmaceuticals, Inc.(a)	3,246	1,142,300
Total		4,382,192
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	25,920	2,825,798
Hologic, Inc.(a)	34,567	2,798,890
Total		5,624,688
Health Care Providers & Services 3.1%
Cardinal Health, Inc.	18,609	1,759,853
Centene Corp.(a)	7,289	491,643
CVS Health Corp.	19,749	1,365,249
Humana, Inc.	1,795	802,598
McKesson Corp.	4,009	1,713,086
Total		6,132,429
Life Sciences Tools & Services 0.8%
IQVIA Holdings, Inc.(a)	6,659	1,496,744
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	53,913	3,447,736
Pfizer, Inc.	89,133	3,269,398
Viatris, Inc.	77,321	771,664
Total		7,488,798
Total Health Care		25,124,851
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.3%
Aerospace & Defense 2.3%
Lockheed Martin Corp.	7,026	3,234,630
Textron, Inc.	19,154	1,295,385
Total		4,530,015
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	6,719	1,204,381
Building Products 0.3%
Masco Corp.	9,853	565,365
Commercial Services & Supplies 0.9%
Cintas Corp.	3,508	1,743,757
Ground Transportation 0.3%
CSX Corp.	16,493	562,411
Machinery 2.8%
Caterpillar, Inc.	10,441	2,569,008
Parker-Hannifin Corp.	7,521	2,933,491
Total		5,502,499
Passenger Airlines 0.2%
Delta Air Lines, Inc.(a)	4,869	231,472
Southwest Airlines Co.	4,514	163,452
Total		394,924
Professional Services 0.9%
Automatic Data Processing, Inc.	7,633	1,677,657
Total Industrials		16,181,009
Information Technology 28.1%
Communications Equipment 2.2%
Cisco Systems, Inc.	83,018	4,295,351
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc.(a)	12,825	1,460,896
Applied Materials, Inc.	2,000	289,080
Lam Research Corp.	6,134	3,943,303
NVIDIA Corp.	6,833	2,890,496
QUALCOMM, Inc.	30,420	3,621,197
Total		12,204,972

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.5%
Adobe, Inc.(a)	8,703	4,255,680
Autodesk, Inc.(a)	12,252	2,506,882
Fortinet, Inc.(a)	38,030	2,874,688
Microsoft Corp.	37,516	12,775,698
Total		22,412,948
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.(b)	81,136	15,737,950
Total Information Technology		54,651,221
Materials 2.5%
Chemicals 1.2%
CF Industries Holdings, Inc.	11,030	765,702
Mosaic Co. (The)	44,977	1,574,195
Total		2,339,897
Metals & Mining 1.3%
Nucor Corp.	14,966	2,454,125
Total Materials		4,794,022
Real Estate 2.1%
Hotel & Resort REITs 0.8%
Host Hotels & Resorts, Inc.	90,992	1,531,396
Specialized REITs 1.3%
SBA Communications Corp.	4,324	1,002,130
Weyerhaeuser Co.	47,192	1,581,404
Total		2,583,534
Total Real Estate		4,114,930
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.1%
Electric Utilities 2.1%
American Electric Power Co., Inc.	31,990	2,693,558
Evergy, Inc.	24,370	1,423,695
Total		4,117,253
Total Utilities		4,117,253
Total Common Stocks (Cost $156,414,672)		191,371,144

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(c),(d)	3,426,541	3,425,171
Total Money Market Funds (Cost $3,425,069)		3,425,171
Total Investments in Securities (Cost: $159,839,741)		194,796,315
Other Assets & Liabilities, Net		(135,150)
Net Assets		194,661,165

At June 30, 2023, securities and/or cash totaling $349,146 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	16	09/2023	USD	3,590,600	104,171	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	1,480,215	10,916,795	(8,971,832)	(7)	3,425,171	(239)	64,840	3,426,541
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	17,016,888	—	—	17,016,888
Consumer Discretionary	20,958,323	—	—	20,958,323
Consumer Staples	12,333,446	—	—	12,333,446
Energy	8,614,995	—	—	8,614,995
Financials	23,464,206	—	—	23,464,206
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Health Care	25,124,851	—	—	25,124,851
Industrials	16,181,009	—	—	16,181,009
Information Technology	54,651,221	—	—	54,651,221
Materials	4,794,022	—	—	4,794,022
Real Estate	4,114,930	—	—	4,114,930
Utilities	4,117,253	—	—	4,117,253
Total Common Stocks	191,371,144	—	—	191,371,144
Money Market Funds	3,425,171	—	—	3,425,171
Total Investments in Securities	194,796,315	—	—	194,796,315
Investments in Derivatives
Asset
Futures Contracts	104,171	—	—	104,171
Total	194,900,486	—	—	194,900,486
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $156,414,672)	$191,371,144
Affiliated issuers (cost $3,425,069)	3,425,171
Receivable for:
Dividends	152,161
Variation margin for futures contracts	44,625
Expense reimbursement due from Investment Manager	245
Prepaid expenses	4,146
Total assets	194,997,492
Liabilities
Payable for:
Capital shares redeemed	256,904
Variation margin for futures contracts	903
Management services fees	2,114
Compensation of board members	58,280
Compensation of chief compliance officer	18
Other expenses	18,108
Total liabilities	336,327
Net assets applicable to outstanding capital stock	$194,661,165
Represented by
Trust capital	$194,661,165
Total - representing net assets applicable to outstanding capital stock	$194,661,165
Shares outstanding	5,458,921
Net asset value per share	35.66
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,609,738
Dividends — affiliated issuers	64,840
Total income	1,674,578
Expenses:
Management services fees	367,504
Compensation of board members	8,099
Custodian fees	5,153
Printing and postage fees	4,638
Accounting services fees	15,045
Legal fees	7,118
Interest on collateral	22
Compensation of chief compliance officer	18
Other	4,217
Total expenses	411,814
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(44,241)
Total net expenses	367,573
Net investment income	1,307,005
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,556,838
Investments — affiliated issuers	(239)
Futures contracts	199,413
Net realized gain	7,756,012
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	18,089,567
Investments — affiliated issuers	(7)
Futures contracts	165,727
Net change in unrealized appreciation (depreciation)	18,255,287
Net realized and unrealized gain	26,011,299
Net increase in net assets resulting from operations	$27,318,304
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$1,307,005	$2,609,536
Net realized gain	7,756,012	11,021,199
Net change in unrealized appreciation (depreciation)	18,255,287	(56,445,803)
Net increase (decrease) in net assets resulting from operations	27,318,304	(42,815,068)
Decrease in net assets from capital stock activity	(7,793,489)	(20,320,318)
Total increase (decrease) in net assets	19,524,815	(63,135,386)
Net assets at beginning of period	175,136,350	238,271,736
Net assets at end of period	$194,661,165	$175,136,350

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	1,813	58,479	3,613	115,298
Shares redeemed	(237,825)	(7,851,968)	(621,141)	(20,435,616)
Total net decrease	(236,012)	(7,793,489)	(617,528)	(20,320,318)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$30.75	$37.75	$28.34	$24.76	$19.78	$20.45
Income from investment operations:
Net investment income	0.23	0.43	0.41	0.40	0.38	0.36
Net realized and unrealized gain (loss)	4.68	(7.43)	9.00	3.18	4.60	(1.03)
Total from investment operations	4.91	(7.00)	9.41	3.58	4.98	(0.67)
Net asset value, end of period	$35.66	$30.75	$37.75	$28.34	$24.76	$19.78
Total return	15.97%	(18.54%)	33.20%	14.46%	25.18%	(3.28%)
Ratios to average net assets
Total gross expenses(a)	0.45%(b)	0.44%	0.45%	0.45%	0.45%	0.44%
Total net expenses(a),(c)	0.40%(b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.42%	1.33%	1.24%	1.63%	1.67%	1.67%
Supplemental data
Portfolio turnover	25%	48%	56%	72%	66%	73%
Net assets, end of period (in thousands)	$194,661	$175,136	$238,272	$201,002	$196,278	$178,338

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Ratios include interest on collateral expense which is less than 0.01%.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B, issued by RiverSource Life Insurance Company (Participating Insurance Companies), and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
16	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	104,171*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	199,413

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	165,727
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	3,553,844

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
18	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund did not pay any fees to the Transfer Agent during the reporting period.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) indefinitely, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $45,361,128 and $53,341,465, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
20	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
22	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	23

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
24	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	25

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
26	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board observed that the Fund is closed to new investors. The Board considered that the Management Agreement provides for a unified fee that is already at a relatively low level that does not include pre-established breakpoints and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2023	27

Columbia Variable Portfolio – Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7003_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Income Opportunities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Income Opportunities Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Income Opportunities Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2004
Daniel DeYoung
Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	4.50	8.38	3.50	4.07
Class 2	05/03/10	4.37	8.13	3.25	3.83
Class 3	06/01/04	4.47	8.16	3.38	3.94
ICE BofA BB-B US Cash Pay High Yield Constrained Index		4.84	8.54	3.37	4.34
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The ICE BofA BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market. Effective July 1, 2022, the ICE BofA BB-B US Cash Pay High Yield Constrained Index includes transaction costs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	0.0(a)
Convertible Bonds	0.8
Corporate Bonds & Notes	91.8
Foreign Government Obligations	0.6
Money Market Funds	3.3
Senior Loans	3.5
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2023)
BBB rating	3.5
BB rating	43.4
B rating	48.5
CCC rating	4.5
Not rated	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,045.00	1,021.74	3.26	3.23	0.64
Class 2	1,000.00	1,000.00	1,043.70	1,020.49	4.53	4.48	0.89
Class 3	1,000.00	1,000.00	1,044.70	1,021.14	3.87	3.83	0.76
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	56
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		62
Total Communication Services		62
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	216	31,007
Total Consumer Discretionary		31,007
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,277	4,801
Total Industrials		4,801
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		35,870

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	2,321,000	1,177,907
Total Convertible Bonds (Cost $1,971,410)			1,177,907

Corporate Bonds & Notes 90.8%

Aerospace & Defense 1.8%
Bombardier, Inc.(d)
04/15/2027	7.875%	230,000	229,461
Moog, Inc.(d)
12/15/2027	4.250%	447,000	415,038
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	199,000	213,318
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
03/15/2026	6.250%	1,488,000	1,480,740
08/15/2028	6.750%	357,000	358,901
Total			2,697,458
Airlines 2.5%
Air Canada(d)
08/15/2026	3.875%	400,000	370,831
American Airlines, Inc.(d)
07/15/2025	11.750%	176,000	193,096
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	1,353,605	1,341,845
04/20/2029	5.750%	609,138	591,989
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	503,966	477,128
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	695,178	696,916
Total			3,671,805
Automotive 4.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	163,000	158,430
04/01/2027	6.500%	50,000	47,428
Clarios Global LP(d)
05/15/2025	6.750%	279,000	279,510
Ford Motor Co.
02/12/2032	3.250%	317,000	248,945
01/15/2043	4.750%	186,000	142,798
Ford Motor Credit Co. LLC
03/18/2024	5.584%	513,000	509,174
11/01/2024	4.063%	178,000	172,415
06/16/2025	5.125%	512,000	497,243
11/13/2025	3.375%	734,000	682,138
05/28/2027	4.950%	143,000	134,930
08/17/2027	4.125%	712,000	649,276
11/04/2027	7.350%	263,000	269,140
02/16/2028	2.900%	237,000	202,892
06/10/2030	7.200%	219,000	221,247
11/13/2030	4.000%	359,000	306,895
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	151,000	136,175
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	85,000	78,311
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	364,000	357,578
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	300,000	297,832
05/15/2027	8.500%	344,000	344,902
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	193,000	196,536
Total			5,933,795
Banking 0.2%
Ally Financial, Inc.
05/21/2024	3.875%	114,000	111,445
Subordinated
11/20/2025	5.750%	201,000	193,440
Total			304,885
Brokerage/Asset Managers/Exchanges 1.4%
AG Issuer LLC(d)
03/01/2028	6.250%	30,000	28,585
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	549,000	563,497
NFP Corp.(d)
08/15/2028	4.875%	1,112,000	996,792
10/01/2030	7.500%	418,000	405,381
Total			1,994,255
Building Materials 1.0%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	420,000	382,904
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	487,869
Interface, Inc.(d)
12/01/2028	5.500%	134,000	109,223
SRS Distribution, Inc.(d)
07/01/2028	4.625%	609,000	545,801
Total			1,525,797
Cable and Satellite 6.0%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	886,000	823,953
06/01/2029	5.375%	243,000	219,714
03/01/2030	4.750%	1,041,000	890,741
08/15/2030	4.500%	370,000	308,215
02/01/2031	4.250%	178,000	143,797
02/01/2032	4.750%	419,000	340,998
CSC Holdings LLC(d)
02/01/2028	5.375%	689,000	555,545
02/15/2031	3.375%	680,000	462,841
DISH DBS Corp.
06/01/2029	5.125%	1,038,000	484,269
DISH Network Corp.(d)
11/15/2027	11.750%	148,000	144,731
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	792,000	632,428
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	304,526
07/15/2028	4.000%	435,000	378,444
07/01/2030	4.125%	539,000	440,338
Videotron Ltd.(d)
06/15/2029	3.625%	370,000	319,995
Virgin Media Finance PLC(d)
07/15/2030	5.000%	790,000	628,852
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	156,095
VZ Secured Financing BV(d)
01/15/2032	5.000%	780,000	629,073
Ziggo BV(d)
01/15/2030	4.875%	1,140,000	947,517
Total			8,812,072
Chemicals 3.9%
Avient Corp.(d)
08/01/2030	7.125%	287,000	290,287
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	571,000	486,270
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	320,000	290,499
Element Solutions, Inc.(d)
09/01/2028	3.875%	539,000	470,359
HB Fuller Co.
10/15/2028	4.250%	398,000	355,324
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	317,781
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	247,000	215,830
Ingevity Corp.(d)
11/01/2028	3.875%	927,000	791,963
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	462,000	461,689
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	441,000	348,539
11/15/2028	9.750%	591,000	576,313
SPCM SA(d)
03/15/2027	3.125%	35,000	31,394
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	168,000	121,289
WR Grace Holdings LLC(d)
06/15/2027	4.875%	642,000	597,798
08/15/2029	5.625%	347,000	283,575
03/01/2031	7.375%	92,000	90,691
Total			5,729,601

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.2%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	1,085,000	942,533
Herc Holdings, Inc.(d)
07/15/2027	5.500%	607,000	582,748
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	78,000	78,890
03/15/2031	7.750%	92,000	95,723
Total			1,699,894
Consumer Cyclical Services 2.1%
APX Group, Inc.(d)
02/15/2027	6.750%	269,000	263,890
Arches Buyer, Inc.(d)
06/01/2028	4.250%	609,000	528,851
Match Group, Inc.(d)
06/01/2028	4.625%	222,000	203,835
02/15/2029	5.625%	211,000	199,645
Staples, Inc.(d)
04/15/2026	7.500%	175,000	144,207
Uber Technologies, Inc.(d)
05/15/2025	7.500%	429,000	434,625
08/15/2029	4.500%	1,395,000	1,284,038
Total			3,059,091
Consumer Products 1.2%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	660,000	615,485
Newell Brands, Inc.
09/15/2027	6.375%	118,000	113,307
09/15/2029	6.625%	166,000	159,309
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	195,000	153,444
Spectrum Brands, Inc.
07/15/2025	5.750%	524,000	523,789
Spectrum Brands, Inc.(d)
10/01/2029	5.000%	201,000	180,314
07/15/2030	5.500%	84,000	76,666
Total			1,822,314
Diversified Manufacturing 1.5%
Chart Industries, Inc.(d)
01/01/2030	7.500%	199,000	203,075
01/01/2031	9.500%	69,000	73,622
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	297,000	294,704
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	258,940
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(d)
09/01/2029	4.000%	317,000	263,397
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	260,736
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	773,000	788,659
Total			2,143,133
Electric 5.2%
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,006,000	927,766
02/15/2031	3.750%	1,017,000	844,487
01/15/2032	3.750%	552,000	451,690
FirstEnergy Corp.
11/15/2031	7.375%	134,000	152,956
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	527,000	469,411
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	2,136,000	1,984,904
NRG Energy, Inc.(d)
06/15/2029	5.250%	709,000	633,171
02/15/2031	3.625%	583,000	456,084
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	286,000	262,135
PG&E Corp.
07/01/2028	5.000%	141,000	129,433
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	566,000	521,889
01/15/2030	4.750%	660,000	582,713
Vistra Operations Co. LLC(d)
07/31/2027	5.000%	154,000	144,418
Total			7,561,057
Environmental 1.2%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	56,379
GFL Environmental, Inc.(d)
06/01/2025	4.250%	700,000	675,696
08/01/2028	4.000%	410,000	367,610
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	683,000	634,430
Total			1,734,115
Finance Companies 2.4%
Navient Corp.
06/25/2025	6.750%	490,000	482,770

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
01/15/2029	9.000%	209,000	210,797
09/15/2030	4.000%	301,000	232,084
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,121,000	989,002
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	380,000	319,478
03/01/2031	3.875%	90,000	72,973
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	1,267,000	990,939
Springleaf Finance Corp.
03/15/2024	6.125%	220,000	219,215
11/15/2029	5.375%	33,000	28,178
Total			3,545,436
Food and Beverage 2.8%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	374,000	362,737
06/15/2030	6.000%	270,000	263,850
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	1,343,000	1,269,937
Performance Food Group, Inc.(d)
05/01/2025	6.875%	185,000	185,257
Pilgrim’s Pride Corp.
04/15/2031	4.250%	316,000	271,127
03/01/2032	3.500%	93,000	74,059
Post Holdings, Inc.(d)
03/01/2027	5.750%	154,000	150,463
01/15/2028	5.625%	431,000	414,594
04/15/2030	4.625%	175,000	153,463
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	282,000	241,474
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	573,000	461,714
US Foods, Inc.(d)
06/01/2030	4.625%	276,000	247,216
Total			4,095,891
Gaming 3.6%
Boyd Gaming Corp.(d)
06/15/2031	4.750%	177,000	158,224
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	569,000	571,770
Churchill Downs, Inc.(d)
05/01/2031	6.750%	172,000	170,316
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	702,000	710,348
07/01/2025	6.250%	759,000	755,633
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(d)
02/15/2025	6.500%	627,000	628,781
04/15/2026	4.125%	200,000	189,831
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	550,000	487,163
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	462,000	406,621
Scientific Games International, Inc.(d)
05/15/2028	7.000%	349,000	348,300
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	533,298
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	357,000	351,132
Total			5,311,417
Health Care 7.2%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	151,000	144,378
04/15/2029	5.000%	320,000	297,141
AdaptHealth LLC(d)
03/01/2030	5.125%	477,000	387,775
Avantor Funding, Inc.(d)
07/15/2028	4.625%	348,000	322,563
11/01/2029	3.875%	736,000	645,322
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	187,000	172,141
04/01/2030	3.500%	353,000	285,932
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	230,537
03/15/2029	3.750%	143,000	126,369
03/15/2031	4.000%	163,000	142,292
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	779,000	616,123
02/15/2031	4.750%	212,000	160,194
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	274,214
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	182,315
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	644,388
05/15/2030	6.500%	146,000	147,724
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	945,000	820,276
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	1,014,160
Teleflex, Inc.
11/15/2027	4.625%	599,000	566,251

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	226,046
Tenet Healthcare Corp.
01/01/2026	4.875%	1,205,000	1,173,937
02/01/2027	6.250%	1,288,000	1,277,231
11/01/2027	5.125%	304,000	290,235
01/15/2030	4.375%	80,000	72,188
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	336,000	287,657
Total			10,507,389
Home Construction 0.4%
Meritage Homes Corp.(d)
04/15/2029	3.875%	197,000	175,109
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	400,000	356,849
Total			531,958
Independent Energy 4.3%
Baytex Energy Corp.(d)
04/30/2030	8.500%	307,000	299,952
Callon Petroleum Co.(d)
06/15/2030	7.500%	156,000	147,270
Centennial Resource Production LLC(d)
04/01/2027	6.875%	77,000	75,967
CNX Resources Corp.(d)
03/14/2027	7.250%	32,000	31,741
01/15/2029	6.000%	416,000	386,200
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	1,129,000	1,064,189
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	141,000	132,580
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	630,000	593,919
02/01/2029	5.750%	505,000	460,191
Matador Resources Co.
09/15/2026	5.875%	668,000	649,127
Matador Resources Co.(d)
04/15/2028	6.875%	183,000	181,116
Occidental Petroleum Corp.
09/01/2030	6.625%	607,000	630,656
01/01/2031	6.125%	364,000	369,572
09/15/2036	6.450%	54,000	55,589
SM Energy Co.
07/15/2028	6.500%	309,000	296,902
Southwestern Energy Co.
02/01/2032	4.750%	1,048,000	925,871
Total			6,300,842
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 2.8%
Carnival Corp.(d)
03/01/2026	7.625%	158,000	154,723
03/01/2027	5.750%	695,000	639,347
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	464,000	507,594
Cinemark USA, Inc.(d)
03/15/2026	5.875%	451,000	427,968
07/15/2028	5.250%	14,000	12,441
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	165,000	153,903
NCL Corp., Ltd.(d)
02/15/2027	5.875%	234,000	227,524
Royal Caribbean Cruises Ltd.(d)
06/01/2025	11.500%	67,000	71,030
07/01/2026	4.250%	78,000	71,939
08/31/2026	5.500%	134,000	127,147
07/15/2027	5.375%	98,000	91,882
01/15/2029	9.250%	80,000	85,312
01/15/2030	7.250%	904,000	917,394
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	337,000	328,195
Viking Cruises Ltd.(d)
07/15/2031	9.125%	317,000	320,312
Total			4,136,711
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(d)
05/01/2028	5.750%	380,000	374,668
Media and Entertainment 3.1%
Clear Channel International BV(d)
08/01/2025	6.625%	346,000	344,822
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	1,089,000	990,433
iHeartCommunications, Inc.
05/01/2026	6.375%	303,285	255,515
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	601,000	459,643
01/15/2028	4.750%	266,000	200,792
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	154,000	129,446
03/15/2030	4.625%	891,000	746,223
Playtika Holding Corp.(d)
03/15/2029	4.250%	728,000	646,970
Roblox Corp.(d)
05/01/2030	3.875%	473,000	398,623

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(d)
06/30/2030	7.375%	309,000	294,536
Total			4,467,003
Metals and Mining 3.0%
Allegheny Technologies, Inc.
10/01/2029	4.875%	116,000	105,084
10/01/2031	5.125%	488,000	435,687
Constellium SE(d)
06/15/2028	5.625%	334,000	315,422
04/15/2029	3.750%	1,431,000	1,229,472
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	277,000	257,792
04/01/2029	6.125%	1,567,000	1,443,141
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	179,000	142,994
Novelis Corp.(d)
11/15/2026	3.250%	284,000	257,342
08/15/2031	3.875%	143,000	118,020
Total			4,304,954
Midstream 5.8%
CNX Midstream Partners LP(d)
04/15/2030	4.750%	360,000	304,538
DCP Midstream Operating LP
04/01/2044	5.600%	336,000	318,274
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	383,000	377,099
DT Midstream, Inc.(d)
06/15/2029	4.125%	283,000	248,427
EQM Midstream Partners LP(d)
07/01/2025	6.000%	148,000	146,826
06/01/2027	7.500%	124,000	125,216
07/01/2027	6.500%	539,000	531,569
01/15/2029	4.500%	302,000	269,507
EQM Midstream Partners LP
12/01/2026	4.125%	170,000	158,203
07/15/2048	6.500%	285,000	257,966
Holly Energy Partners LP/Finance Corp.(d)
04/15/2027	6.375%	360,000	356,666
02/01/2028	5.000%	545,000	508,292
NuStar Logistics LP
10/01/2025	5.750%	596,000	583,050
06/01/2026	6.000%	755,000	736,475
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	846,066
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	496,000	433,281
08/15/2031	4.125%	773,000	665,520
11/01/2033	3.875%	873,000	717,626
Western Gas Partners LP
07/01/2026	4.650%	908,000	873,744
Total			8,458,345
Oil Field Services 0.7%
Nabors Industries Ltd.(d)
01/15/2026	7.250%	75,000	70,063
Nabors Industries, Inc.(d)
05/15/2027	7.375%	167,000	158,849
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	436,000	445,050
Venture Global LNG, Inc.(d)
06/01/2028	8.125%	206,000	209,514
06/01/2031	8.375%	150,000	151,456
Total			1,034,932
Other REIT 1.5%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	480,000	403,452
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	255,000	240,018
02/01/2027	4.250%	843,000	732,380
06/15/2029	4.750%	343,000	279,245
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	283,000	243,993
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	91,000	91,931
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	178,038
Total			2,169,057
Packaging 1.9%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
06/15/2027	6.000%	155,000	152,372
09/01/2029	4.000%	757,000	600,861
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	399,000	390,253
Canpack SA/US LLC(d)
11/15/2029	3.875%	627,000	509,779
Sealed Air Corp.(d)
02/01/2028	6.125%	54,000	53,599
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	1,051,000	1,008,864
Total			2,715,728

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.0%
Bausch Health Companies, Inc.(d)
02/01/2027	6.125%	313,000	200,389
06/01/2028	4.875%	476,000	283,410
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	142,000	123,248
Jazz Securities DAC(d)
01/15/2029	4.375%	205,000	182,986
Organon Finance 1 LLC(d)
04/30/2028	4.125%	168,000	149,176
04/30/2031	5.125%	690,000	569,154
Total			1,508,363
Property & Casualty 2.2%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,264,007
04/15/2028	6.750%	666,000	656,668
HUB International, Ltd.(d)
06/15/2030	7.250%	809,000	835,364
Lumbermens Mutual Casualty Co.(d),(f)
12/01/2097	0.000%	30,000	3
Lumbermens Mutual Casualty Co.(f)
Subordinated
07/01/2026	0.000%	645,000	80
MGIC Investment Corp.
08/15/2028	5.250%	112,000	105,485
Radian Group, Inc.
03/15/2025	6.625%	44,000	43,942
03/15/2027	4.875%	262,000	247,224
Total			3,152,773
Restaurants 1.4%
IRB Holding Corp.(d)
06/15/2025	7.000%	1,723,000	1,731,615
Yum! Brands, Inc.
04/01/2032	5.375%	361,000	342,715
Total			2,074,330
Retailers 1.6%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	111,000	98,798
02/15/2032	5.000%	111,000	96,982
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	131,000	115,180
Hanesbrands, Inc.(d)
05/15/2026	4.875%	75,000	70,015
02/15/2031	9.000%	157,000	158,187
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.(d)
07/01/2025	9.375%	110,000	116,672
10/01/2030	6.625%	398,000	384,558
L Brands, Inc.
06/15/2029	7.500%	80,000	81,102
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	443,000	380,151
Lithia Motors, Inc.(d)
01/15/2031	4.375%	175,000	151,067
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	198,084
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	375,000	347,275
Wolverine World Wide, Inc.(d)
08/15/2029	4.000%	197,000	156,866
Total			2,354,937
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	6.500%	225,000	225,355
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	189,000	179,953
Total			405,308
Technology 6.7%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	500,000	449,132
Block, Inc.
06/01/2031	3.500%	175,000	145,142
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	233,000	232,826
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	476,308
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	225,000	198,957
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	175,000	152,953
Entegris Escrow Corp.(d)
04/15/2029	4.750%	382,000	354,725
06/15/2030	5.950%	430,000	412,690
Gartner, Inc.(d)
06/15/2029	3.625%	171,000	150,797
HealthEquity, Inc.(d)
10/01/2029	4.500%	455,000	402,438
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	432,000	370,335

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	436,000	376,088
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	253,017
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	912,000	509,066
NCR Corp.(d)
10/01/2028	5.000%	424,000	379,276
04/15/2029	5.125%	910,000	805,647
10/01/2030	5.250%	26,000	22,647
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	524,000	481,195
Picard Midco, Inc.(d)
03/31/2029	6.500%	788,000	700,451
PTC, Inc.(d)
02/15/2028	4.000%	262,000	242,748
Seagate HDD Cayman(d)
12/15/2029	8.250%	170,000	177,628
07/15/2031	8.500%	188,000	197,285
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	262,585
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	611,320
Synaptics, Inc.(d)
06/15/2029	4.000%	345,000	291,930
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	377,000	376,599
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	917,000	788,571
Total			9,822,356
Wireless 2.8%
Altice France SA(d)
02/01/2027	8.125%	661,000	572,248
01/15/2028	5.500%	821,000	621,966
07/15/2029	5.125%	456,000	323,716
SBA Communications Corp.
02/15/2027	3.875%	922,000	849,484
Sprint Capital Corp.
11/15/2028	6.875%	729,000	772,997
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	354,594
07/15/2031	4.750%	665,000	554,046
Total			4,049,051
Wirelines 1.7%
CenturyLink, Inc.(d)
02/15/2027	4.000%	420,000	313,771
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	324,000	316,577
03/15/2031	8.625%	334,000	323,205
Iliad Holding SAS(d)
10/15/2026	6.500%	1,042,000	983,786
10/15/2028	7.000%	638,000	588,698
Total			2,526,037
Total Corporate Bonds & Notes (Cost $143,986,466)			132,536,758

Foreign Government Obligations(g) 0.5%

Canada 0.5%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	771,000	687,083
05/15/2029	4.250%	124,000	101,171
Total			788,254
Total Foreign Government Obligations (Cost $893,213)			788,254

Senior Loans 3.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.8%
8th Avenue Food & Provisions, Inc.(h),(i)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.967%	1,282,368	1,174,739
Health Care 0.4%
Surgery Center Holdings, Inc.(h),(i)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	8.896%	643,431	642,188
Media and Entertainment 0.7%
Cengage Learning, Inc.(h),(i),(j)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	1,042,895	1,020,473
Technology 1.6%
Ascend Learning LLC(h),(i)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.702%	792,925	743,740

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(h),(i)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.271%	1,126,982	1,104,792
3-month USD LIBOR + 3.750% 05/04/2026	8.895%	406,175	400,237
Total			2,248,769
Total Senior Loans (Cost $5,277,521)			5,086,169
Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(k),(l)	4,821,493	4,819,565
Total Money Market Funds (Cost $4,819,209)		4,819,565
Total Investments in Securities (Cost: $157,279,804)		144,444,523
Other Assets & Liabilities, Net		1,567,412
Net Assets		146,011,935

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $110,653,114, which represents 75.78% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security in default.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	The stated interest rate represents the weighted average interest rate at June 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	6,447,839	13,659,518	(15,287,513)	(279)	4,819,565	(312)	144,702	4,821,493
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	56	—	6	62
Consumer Discretionary	31,007	—	—	31,007
Industrials	4,801	—	—	4,801
Utilities	—	—	0*	0*
Total Common Stocks	35,864	—	6	35,870
Convertible Bonds	—	1,177,907	—	1,177,907
Corporate Bonds & Notes	—	132,536,758	—	132,536,758
Foreign Government Obligations	—	788,254	—	788,254
Senior Loans	—	5,086,169	—	5,086,169
Money Market Funds	4,819,565	—	—	4,819,565
Total Investments in Securities	4,855,429	139,589,088	6	144,444,523

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	15

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $152,460,595)	$139,624,958
Affiliated issuers (cost $4,819,209)	4,819,565
Cash	24,818
Receivable for:
Investments sold	31,306
Capital shares sold	121,509
Dividends	22,576
Interest	2,188,905
Foreign tax reclaims	1,718
Expense reimbursement due from Investment Manager	613
Prepaid expenses	4,077
Total assets	146,840,045
Liabilities
Payable for:
Investments purchased	267,899
Investments purchased on a delayed delivery basis	220,512
Capital shares redeemed	130,685
Management services fees	2,635
Distribution and/or service fees	557
Service fees	10,724
Compensation of board members	171,113
Compensation of chief compliance officer	15
Other expenses	23,970
Total liabilities	828,110
Net assets applicable to outstanding capital stock	$146,011,935
Represented by
Paid in capital	152,590,189
Total distributable earnings (loss)	(6,578,254)
Total - representing net assets applicable to outstanding capital stock	$146,011,935
Class 1
Net assets	$16,019,116
Shares outstanding	2,554,719
Net asset value per share	$6.27
Class 2
Net assets	$32,983,263
Shares outstanding	5,311,083
Net asset value per share	$6.21
Class 3
Net assets	$97,009,556
Shares outstanding	15,369,769
Net asset value per share	$6.31
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$333
Dividends — affiliated issuers	144,702
Interest	4,303,808
Total income	4,448,843
Expenses:
Management services fees	483,958
Distribution and/or service fees
Class 2	41,133
Class 3	61,119
Service fees	49,846
Compensation of board members	6,870
Custodian fees	3,104
Printing and postage fees	9,865
Accounting services fees	15,045
Legal fees	6,880
Compensation of chief compliance officer	14
Other	3,982
Total expenses	681,816
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(110,254)
Total net expenses	571,562
Net investment income	3,877,281
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,429,348)
Investments — affiliated issuers	(312)
Net realized loss	(1,429,660)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,885,562
Investments — affiliated issuers	(279)
Net change in unrealized appreciation (depreciation)	3,885,283
Net realized and unrealized gain	2,455,623
Net increase in net assets resulting from operations	$6,332,904
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$3,877,281	$7,298,986
Net realized loss	(1,429,660)	(3,091,672)
Net change in unrealized appreciation (depreciation)	3,885,283	(22,176,745)
Net increase (decrease) in net assets resulting from operations	6,332,904	(17,969,431)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(1,514,214)
Class 2	—	(2,901,842)
Class 3	—	(9,245,559)
Total distributions to shareholders	—	(13,661,615)
Decrease in net assets from capital stock activity	(5,762,973)	(3,896,840)
Total increase (decrease) in net assets	569,931	(35,527,886)
Net assets at beginning of period	145,442,004	180,969,890
Net assets at end of period	$146,011,935	$145,442,004

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	87,521	542,243	109,761	715,344
Distributions reinvested	—	—	248,231	1,514,214
Shares redeemed	(188,976)	(1,165,304)	(415,637)	(2,713,004)
Net decrease	(101,455)	(623,061)	(57,645)	(483,446)
Class 2
Shares sold	317,023	1,940,680	523,046	3,394,478
Distributions reinvested	—	—	478,852	2,901,842
Shares redeemed	(433,602)	(2,651,526)	(557,326)	(3,608,498)
Net increase (decrease)	(116,579)	(710,846)	444,572	2,687,822
Class 3
Shares sold	117,481	728,961	42,500	291,923
Distributions reinvested	—	—	1,503,343	9,245,559
Shares redeemed	(828,801)	(5,158,027)	(2,389,613)	(15,638,698)
Net decrease	(711,320)	(4,429,066)	(843,770)	(6,101,216)
Total net decrease	(929,354)	(5,762,973)	(456,843)	(3,896,840)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$6.00	0.17	0.10	0.27	—	—	—
Year Ended 12/31/2022	$7.33	0.31	(1.03)	(0.72)	(0.37)	(0.24)	(0.61)
Year Ended 12/31/2021	$7.71	0.33	0.01(c)	0.34	(0.72)	—	(0.72)
Year Ended 12/31/2020	$7.64	0.35	0.08	0.43	(0.36)	—	(0.36)
Year Ended 12/31/2019	$6.91	0.36	0.76	1.12	(0.39)	—	(0.39)
Year Ended 12/31/2018	$7.56	0.37	(0.65)	(0.28)	(0.37)	—	(0.37)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$5.95	0.16	0.10	0.26	—	—	—
Year Ended 12/31/2022	$7.27	0.29	(1.02)	(0.73)	(0.35)	(0.24)	(0.59)
Year Ended 12/31/2021	$7.66	0.30	0.01(c)	0.31	(0.70)	—	(0.70)
Year Ended 12/31/2020	$7.59	0.33	0.08	0.41	(0.34)	—	(0.34)
Year Ended 12/31/2019	$6.87	0.34	0.75	1.09	(0.37)	—	(0.37)
Year Ended 12/31/2018	$7.51	0.35	(0.64)	(0.29)	(0.35)	—	(0.35)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$6.04	0.16	0.11	0.27	—	—	—
Year Ended 12/31/2022	$7.38	0.30	(1.04)	(0.74)	(0.36)	(0.24)	(0.60)
Year Ended 12/31/2021	$7.75	0.32	0.02(c)	0.34	(0.71)	—	(0.71)
Year Ended 12/31/2020	$7.68	0.34	0.08	0.42	(0.35)	—	(0.35)
Year Ended 12/31/2019	$6.95	0.35	0.76	1.11	(0.38)	—	(0.38)
Year Ended 12/31/2018	$7.60	0.36	(0.65)	(0.29)	(0.36)	—	(0.36)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of the shares sold and redeemed by the Fund in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$6.27	4.50%	0.79%	0.64%	5.43%	12%	$16,019
Year Ended 12/31/2022	$6.00	(10.01%)	0.79%	0.64%	4.79%	26%	$15,940
Year Ended 12/31/2021	$7.33	4.50%	0.77%	0.66%	4.26%	50%	$19,891
Year Ended 12/31/2020	$7.71	5.90%	0.73%	0.67%	4.74%	58%	$194,656
Year Ended 12/31/2019	$7.64	16.47%	0.75%	0.69%	4.83%	58%	$178,149
Year Ended 12/31/2018	$6.91	(3.75%)	0.74%	0.73%	5.05%	42%	$138,357
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$6.21	4.37%	1.04%	0.89%	5.18%	12%	$32,983
Year Ended 12/31/2022	$5.95	(10.22%)	1.04%	0.89%	4.55%	26%	$32,300
Year Ended 12/31/2021	$7.27	4.14%	1.05%	0.90%	4.07%	50%	$36,232
Year Ended 12/31/2020	$7.66	5.67%	0.98%	0.92%	4.49%	58%	$35,700
Year Ended 12/31/2019	$7.59	16.12%	1.00%	0.94%	4.59%	58%	$37,916
Year Ended 12/31/2018	$6.87	(3.90%)	0.99%	0.98%	4.79%	42%	$32,893
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$6.31	4.47%	0.92%	0.76%	5.30%	12%	$97,010
Year Ended 12/31/2022	$6.04	(10.21%)	0.91%	0.76%	4.66%	26%	$97,202
Year Ended 12/31/2021	$7.38	4.48%	0.92%	0.78%	4.19%	50%	$124,846
Year Ended 12/31/2020	$7.75	5.74%	0.86%	0.80%	4.62%	58%	$132,293
Year Ended 12/31/2019	$7.68	16.23%	0.87%	0.81%	4.72%	58%	$147,395
Year Ended 12/31/2018	$6.95	(3.86%)	0.87%	0.85%	4.90%	42%	$146,078
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	21

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close
22	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
24	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2024
Class 1	0.64%
Class 2	0.89
Class 3	0.765
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
26	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
157,280,000	493,000	(13,328,000)	(12,835,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,354,914)	(1,776,917)	(3,131,831)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $17,093,656 and $17,205,887, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
28	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 88.1% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal,
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	31

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
32	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023	33

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
34	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7011_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
CTIVP® – MFS® Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – MFS® Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – MFS® Value Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Massachusetts Financial Services Company
Katherine Cannan
Nevin Chitkara
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	2.05	10.50	8.59	9.54
Class 2	05/07/10	1.94	10.22	8.32	9.27
Russell 1000 Value Index		5.12	11.54	8.11	9.22
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – MFS® Value Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	98.4
Money Market Funds	1.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	3.6
Consumer Discretionary	3.7
Consumer Staples	7.6
Energy	4.9
Financials	24.9
Health Care	17.3
Industrials	16.2
Information Technology	8.5
Materials	3.8
Real Estate	2.1
Utilities	7.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – MFS® Value Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,020.50	1,021.64	3.32	3.33	0.66
Class 2	1,000.00	1,000.00	1,019.40	1,020.39	4.58	4.58	0.91
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
CTIVP® – MFS® Value Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 3.5%
Media 3.5%
Charter Communications, Inc., Class A(a)	39,545	14,527,647
Comcast Corp., Class A	867,348	36,038,309
Total		50,565,956
Total Communication Services		50,565,956
Consumer Discretionary 3.6%
Hotels, Restaurants & Leisure 1.4%
Marriott International, Inc., Class A	107,244	19,699,650
Specialty Retail 2.2%
Lowe’s Companies, Inc.	141,315	31,894,796
Total Consumer Discretionary		51,594,446
Consumer Staples 7.5%
Beverages 2.6%
Diageo PLC	538,339	23,143,734
PepsiCo, Inc.	72,866	13,496,240
Total		36,639,974
Consumer Staples Distribution & Retail 1.2%
Target Corp.	132,288	17,448,787
Food Products 2.0%
Archer-Daniels-Midland Co.	55,210	4,171,667
Nestlé SA, Registered Shares	200,179	24,079,854
Total		28,251,521
Household Products 1.4%
Kimberly-Clark Corp.	86,830	11,987,750
Reckitt Benckiser Group PLC	103,347	7,766,617
Total		19,754,367
Personal Care Products 0.3%
Kenvue, Inc.(a)	157,940	4,172,775
Total Consumer Staples		106,267,424
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.8%
Oil, Gas & Consumable Fuels 4.8%
ConocoPhillips Co.	339,551	35,180,879
EOG Resources, Inc.	111,556	12,766,468
Pioneer Natural Resources Co.	98,437	20,394,178
Total		68,341,525
Total Energy		68,341,525
Financials 24.5%
Banks 6.5%
Citigroup, Inc.	380,883	17,535,853
JPMorgan Chase & Co.	388,452	56,496,459
PNC Financial Services Group, Inc. (The)	109,332	13,770,365
Truist Financial Corp.	168,808	5,123,323
Total		92,926,000
Capital Markets 5.1%
BlackRock, Inc.	21,479	14,844,996
Goldman Sachs Group, Inc. (The)	17,026	5,491,566
KKR & Co., Inc., Class A	161,776	9,059,456
Morgan Stanley	292,017	24,938,252
Nasdaq, Inc.	385,543	19,219,319
Total		73,553,589
Consumer Finance 1.8%
American Express Co.	149,675	26,073,385
Insurance 11.1%
Aon PLC, Class A	110,210	38,044,492
Chubb Ltd.	140,774	27,107,441
Marsh & McLennan Companies, Inc.	195,532	36,775,659
Progressive Corp. (The)	253,300	33,529,321
Travelers Companies, Inc. (The)	128,588	22,330,592
Total		157,787,505
Total Financials		350,340,479
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – MFS® Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 17.1%
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	191,125	20,836,448
Boston Scientific Corp.(a)	271,743	14,698,579
Medtronic PLC	182,641	16,090,672
Total		51,625,699
Health Care Providers & Services 4.4%
Cigna Group (The)	136,959	38,430,695
McKesson Corp.	57,664	24,640,404
Total		63,071,099
Life Sciences Tools & Services 2.0%
Danaher Corp.	36,229	8,694,960
Thermo Fisher Scientific, Inc.	36,145	18,858,654
Total		27,553,614
Pharmaceuticals 7.1%
Johnson & Johnson	245,620	40,655,022
Merck & Co., Inc.	246,276	28,417,788
Pfizer, Inc.	742,305	27,227,747
Roche Holding AG, Genusschein Shares	15,957	4,874,386
Total		101,174,943
Total Health Care		243,425,355
Industrials 16.0%
Aerospace & Defense 4.5%
General Dynamics Corp.	109,780	23,619,167
Northrop Grumman Corp.	70,691	32,220,958
Raytheon Technologies Corp.	94,039	9,212,060
Total		65,052,185
Building Products 1.7%
Johnson Controls International PLC	172,051	11,723,555
Masco Corp.	25,216	1,446,894
Trane Technologies PLC	57,869	11,068,025
Total		24,238,474
Electrical Equipment 1.4%
Eaton Corp. PLC	99,805	20,070,786
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 2.5%
Canadian National Railway Co.	69,318	8,392,330
Union Pacific Corp.	132,662	27,145,299
Total		35,537,629
Industrial Conglomerates 2.0%
Honeywell International, Inc.	135,306	28,075,995
Machinery 2.7%
Illinois Tool Works, Inc.	98,217	24,569,965
Otis Worldwide Corp.	57,892	5,152,967
PACCAR, Inc.	103,488	8,656,771
Total		38,379,703
Professional Services 1.2%
Equifax, Inc.	71,044	16,716,653
Total Industrials		228,071,425
Information Technology 8.4%
IT Services 2.0%
Accenture PLC, Class A	92,013	28,393,372
Semiconductors & Semiconductor Equipment 6.4%
Analog Devices, Inc.	91,074	17,742,126
KLA Corp.	44,381	21,525,673
NXP Semiconductors NV	85,939	17,589,994
Texas Instruments, Inc.	192,018	34,567,080
Total		91,424,873
Total Information Technology		119,818,245
Materials 3.7%
Chemicals 3.7%
Corteva, Inc.	92,594	5,305,636
DuPont de Nemours, Inc.	282,678	20,194,516
International Flavors & Fragrances, Inc.	9,101	724,349
PPG Industries, Inc.	91,657	13,592,733
Sherwin-Williams Co. (The)	50,002	13,276,531
Total		53,093,765
Total Materials		53,093,765
Real Estate 2.1%
Industrial REITs 1.7%
Prologis, Inc.	198,647	24,360,081

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – MFS® Value Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.4%
Public Storage	17,877	5,217,939
Total Real Estate		29,578,020
Utilities 7.3%
Electric Utilities 5.9%
American Electric Power Co., Inc.	86,494	7,282,795
Duke Energy Corp.	277,397	24,893,607
Exelon Corp.	289,689	11,801,930
PG&E Corp.(a)	207,359	3,583,163
Southern Co. (The)	384,231	26,992,228
Xcel Energy, Inc.	167,929	10,440,146
Total		84,993,869
Multi-Utilities 1.4%
Dominion Energy, Inc.	381,103	19,737,324
Total Utilities		104,731,193
Total Common Stocks (Cost $1,130,861,624)		1,405,827,833

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	23,287,113	23,277,799
Total Money Market Funds (Cost $23,277,457)		23,277,799
Total Investments in Securities (Cost: $1,154,139,081)		1,429,105,632
Other Assets & Liabilities, Net		(1,656,840)
Net Assets		1,427,448,792

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	16,334,636	71,887,836	(64,944,829)	156	23,277,799	(242)	431,539	23,287,113
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – MFS® Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	50,565,956	—	—	50,565,956
Consumer Discretionary	51,594,446	—	—	51,594,446
Consumer Staples	51,277,219	54,990,205	—	106,267,424
Energy	68,341,525	—	—	68,341,525
Financials	350,340,479	—	—	350,340,479
Health Care	238,550,969	4,874,386	—	243,425,355
Industrials	228,071,425	—	—	228,071,425
Information Technology	119,818,245	—	—	119,818,245
Materials	53,093,765	—	—	53,093,765
Real Estate	29,578,020	—	—	29,578,020
Utilities	104,731,193	—	—	104,731,193
Total Common Stocks	1,345,963,242	59,864,591	—	1,405,827,833
Money Market Funds	23,277,799	—	—	23,277,799
Total Investments in Securities	1,369,241,041	59,864,591	—	1,429,105,632
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – MFS® Value Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,130,861,624)	$1,405,827,833
Affiliated issuers (cost $23,277,457)	23,277,799
Foreign currency (cost $31,003)	31,003
Receivable for:
Capital shares sold	3,306
Dividends	1,194,344
Foreign tax reclaims	64,834
Expense reimbursement due from Investment Manager	3,316
Prepaid expenses	9,721
Total assets	1,430,412,156
Liabilities
Due to custodian	45,989
Payable for:
Investments purchased	1,949,623
Capital shares redeemed	761,844
Management services fees	26,776
Distribution and/or service fees	579
Service fees	3,732
Compensation of board members	149,065
Compensation of chief compliance officer	137
Other expenses	25,619
Total liabilities	2,963,364
Net assets applicable to outstanding capital stock	$1,427,448,792
Represented by
Trust capital	$1,427,448,792
Total - representing net assets applicable to outstanding capital stock	$1,427,448,792
Class 1
Net assets	$1,342,281,949
Shares outstanding	36,973,885
Net asset value per share	$36.30
Class 2
Net assets	$85,166,843
Shares outstanding	2,422,994
Net asset value per share	$35.15
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – MFS® Value Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$17,072,763
Dividends — affiliated issuers	431,539
Foreign taxes withheld	(304,711)
Total income	17,199,591
Expenses:
Management services fees	4,913,721
Distribution and/or service fees
Class 2	104,522
Service fees	27,140
Compensation of board members	18,525
Custodian fees	8,521
Printing and postage fees	5,804
Accounting services fees	15,045
Legal fees	15,736
Interest on interfund lending	170
Compensation of chief compliance officer	143
Other	14,371
Total expenses	5,123,698
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(321,850)
Total net expenses	4,801,848
Net investment income	12,397,743
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	79,036,964
Investments — affiliated issuers	(242)
Foreign currency translations	8,062
Net realized gain	79,044,784
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(58,766,036)
Investments — affiliated issuers	156
Net change in unrealized appreciation (depreciation)	(58,765,880)
Net realized and unrealized gain	20,278,904
Net increase in net assets resulting from operations	$32,676,647
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – MFS® Value Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$12,397,743	$26,236,698
Net realized gain	79,044,784	156,195,770
Net change in unrealized appreciation (depreciation)	(58,765,880)	(304,184,987)
Net increase (decrease) in net assets resulting from operations	32,676,647	(121,752,519)
Decrease in net assets from capital stock activity	(146,953,296)	(275,258,048)
Total decrease in net assets	(114,276,649)	(397,010,567)
Net assets at beginning of period	1,541,725,441	1,938,736,008
Net assets at end of period	$1,427,448,792	$1,541,725,441

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	120,471	4,218,591	126,441	4,338,303
Shares redeemed	(4,126,269)	(150,754,270)	(8,048,313)	(282,830,627)
Net decrease	(4,005,798)	(146,535,679)	(7,921,872)	(278,492,324)
Class 2
Shares sold	85,250	2,944,848	244,469	8,324,601
Shares redeemed	(97,924)	(3,362,465)	(151,977)	(5,090,325)
Net increase (decrease)	(12,674)	(417,617)	92,492	3,234,276
Total net decrease	(4,018,472)	(146,953,296)	(7,829,380)	(275,258,048)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – MFS® Value Fund | Semiannual Report 2023

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CTIVP® – MFS® Value Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$35.57	0.31	0.42	0.73
Year Ended 12/31/2022	$37.88	0.56	(2.87)	(2.31)
Year Ended 12/31/2021	$30.20	0.46	7.22	7.68
Year Ended 12/31/2020	$29.16	0.43	0.61	1.04
Year Ended 12/31/2019	$22.46	0.42	6.28	6.70
Year Ended 12/31/2018	$24.96	0.50	(3.00)	(2.50)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$34.48	0.26	0.41	0.67
Year Ended 12/31/2022	$36.82	0.46	(2.80)	(2.34)
Year Ended 12/31/2021	$29.43	0.36	7.03	7.39
Year Ended 12/31/2020	$28.48	0.36	0.59	0.95
Year Ended 12/31/2019	$21.99	0.35	6.14	6.49
Year Ended 12/31/2018	$24.50	0.44	(2.95)	(2.51)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – MFS® Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$36.30	2.05%	0.71%(c)	0.66%(c)	1.76%	6%	$1,342,282
Year Ended 12/31/2022	$35.57	(6.10%)	0.70%(c)	0.68%(c)	1.60%	13%	$1,457,733
Year Ended 12/31/2021	$37.88	25.43%	0.69%(c)	0.69%(c)	1.33%	10%	$1,852,472
Year Ended 12/31/2020	$30.20	3.57%	0.71%(c),(d)	0.71%(c),(d)	1.59%	38%	$1,719,205
Year Ended 12/31/2019	$29.16	29.83%	0.70%(c)	0.70%(c)	1.62%	12%	$1,493,599
Year Ended 12/31/2018	$22.46	(10.02%)	0.69%(c)	0.69%(c)	2.00%	8%	$1,588,214
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$35.15	1.94%	0.96%(c)	0.91%(c)	1.52%	6%	$85,167
Year Ended 12/31/2022	$34.48	(6.36%)	0.95%(c)	0.93%(c)	1.36%	13%	$83,993
Year Ended 12/31/2021	$36.82	25.11%	0.94%(c)	0.94%(c)	1.08%	10%	$86,264
Year Ended 12/31/2020	$29.43	3.33%	0.96%(c),(d)	0.96%(c),(d)	1.36%	38%	$67,733
Year Ended 12/31/2019	$28.48	29.51%	0.95%(c)	0.95%(c)	1.36%	12%	$63,976
Year Ended 12/31/2018	$21.99	(10.25%)	0.94%(c)	0.94%(c)	1.80%	8%	$45,033
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – MFS® Value Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
CTIVP® – MFS® Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	CTIVP® – MFS® Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
CTIVP® – MFS® Value Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the
18	CTIVP® – MFS® Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.69% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Massachusetts Financial Services Company to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
CTIVP® – MFS® Value Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.62%	0.68%
Class 2	0.87	0.93
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $88,208,849 and $229,466,342, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
20	CTIVP® – MFS® Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	400,000	5.10	3
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
CTIVP® – MFS® Value Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	CTIVP® – MFS® Value Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
CTIVP® – MFS® Value Fund | Semiannual Report 2023	23

 Approval of Management and SubadvisoryAgreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – MFS® Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Massachusetts Financial Services Company (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
24	CTIVP® – MFS® Value Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
CTIVP® – MFS® Value Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the
26	CTIVP® – MFS® Value Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – MFS® Value Fund | Semiannual Report 2023	27

CTIVP® – MFS® Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7034_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
CTIVP® – T. Rowe Price Large Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – T. Rowe Price Large Cap Value Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital and income.
Portfolio management
T. Rowe Price Associates, Inc.
John Linehan, CFA
Gabriel Solomon
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	1.62	7.36	7.56	8.02
Class 2	05/07/10	1.48	7.11	7.29	7.75
Russell 1000 Value Index		5.12	11.54	8.11	9.22
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	97.8
Money Market Funds	2.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	3.8
Consumer Discretionary	2.4
Consumer Staples	11.0
Energy	8.4
Financials	19.4
Health Care	21.0
Industrials	12.0
Information Technology	8.1
Materials	2.4
Real Estate	4.4
Utilities	7.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,016.20	1,021.44	3.52	3.53	0.70
Class 2	1,000.00	1,000.00	1,014.80	1,020.19	4.77	4.78	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 3.7%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc.	571,000	21,235,490
Entertainment 0.9%
Walt Disney Co. (The)(a)	180,473	16,112,629
Media 1.6%
News Corp., Class A	1,368,583	26,687,369
Total Communication Services		64,035,488
Consumer Discretionary 2.4%
Auto Components 0.3%
Magna International, Inc.	93,773	5,292,548
Broadline Retail 0.5%
Kohl’s Corp.	358,209	8,256,717
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.(a)	192,025	11,137,450
Specialty Retail 0.9%
Best Buy Co., Inc.	190,645	15,623,358
Total Consumer Discretionary		40,310,073
Consumer Staples 10.7%
Beverages 0.8%
Coca-Cola Co. (The)	214,375	12,909,662
Consumer Staples Distribution & Retail 2.3%
Walmart, Inc.	251,597	39,546,016
Food Products 2.4%
ConAgra Foods, Inc.	881,616	29,728,092
Tyson Foods, Inc., Class A	235,000	11,994,400
Total		41,722,492
Household Products 2.2%
Colgate-Palmolive Co.	180,000	13,867,200
Kimberly-Clark Corp.	173,917	24,010,981
Total		37,878,181
Personal Care Products 0.3%
Kenvue, Inc.(a)	164,556	4,347,570
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.7%
Philip Morris International, Inc.	469,902	45,871,833
Total Consumer Staples		182,275,754
Energy 8.2%
Energy Equipment & Services 0.5%
Baker Hughes Co.	294,000	9,293,340
Oil, Gas & Consumable Fuels 7.7%
ConocoPhillips Co.	112,824	11,689,695
EOG Resources, Inc.	76,000	8,697,440
EQT Corp.	236,000	9,706,680
Exxon Mobil Corp.	245,677	26,348,858
Suncor Energy, Inc.	430,000	12,607,600
TC Energy Corp.	459,172	18,555,141
TotalEnergies SE, ADR	701,477	40,433,134
Williams Companies, Inc. (The)	76,651	2,501,122
Total		130,539,670
Total Energy		139,833,010
Financials 18.9%
Banks 8.9%
Bank of America Corp.	1,357,080	38,934,625
Fifth Third Bancorp	739,548	19,383,553
Huntington Bancshares, Inc.	1,640,650	17,686,207
U.S. Bancorp	769,431	25,422,000
Wells Fargo & Co.	1,199,701	51,203,239
Total		152,629,624
Financial Services 4.0%
Equitable Holdings, Inc.	803,320	21,818,171
Fiserv, Inc.(a)	364,072	45,927,683
Total		67,745,854
Insurance 6.0%
American International Group, Inc.	592,812	34,110,403
Chubb Ltd.	215,750	41,544,820
Hartford Financial Services Group, Inc. (The)	366,645	26,405,773
Total		102,060,996
Total Financials		322,436,474
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.5%
Biotechnology 0.8%
AbbVie, Inc.	96,370	12,983,930
Health Care Equipment & Supplies 7.4%
Baxter International, Inc.	421,000	19,180,760
Becton Dickinson & Co.	164,116	43,328,265
Medtronic PLC	348,063	30,664,350
Zimmer Biomet Holdings, Inc.	224,433	32,677,445
Total		125,850,820
Health Care Providers & Services 5.0%
Cigna Group (The)	103,884	29,149,850
CVS Health Corp.	287,813	19,896,513
Elevance Health, Inc.	83,594	37,139,978
Total		86,186,341
Pharmaceuticals 7.3%
Bristol-Myers Squibb Co.	192,328	12,299,376
Elanco Animal Health, Inc.(a)	845,486	8,505,589
Johnson & Johnson	357,346	59,147,910
Merck & Co., Inc.	192,981	22,268,078
Pfizer, Inc.	595,909	21,857,942
Total		124,078,895
Total Health Care		349,099,986
Industrials 11.8%
Aerospace & Defense 2.0%
L3Harris Technologies, Inc.	169,462	33,175,576
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	75,541	13,540,724
Ground Transportation 2.2%
Norfolk Southern Corp.	75,000	17,007,000
Union Pacific Corp.	102,000	20,871,240
Total		37,878,240
Industrial Conglomerates 3.2%
General Electric Co.	217,328	23,873,481
Siemens AG, ADR	374,782	31,269,936
Total		55,143,417
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.8%
Cummins, Inc.	91,512	22,435,082
Stanley Black & Decker, Inc.	270,622	25,359,987
Total		47,795,069
Passenger Airlines 0.8%
Southwest Airlines Co.	357,395	12,941,273
Total Industrials		200,474,299
Information Technology 7.9%
Communications Equipment 0.6%
Cisco Systems, Inc.	192,208	9,944,842
IT Services 0.7%
Accenture PLC, Class A	39,000	12,034,620
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	42,320	6,116,933
Micron Technology, Inc.	253,612	16,005,453
QUALCOMM, Inc.	378,712	45,081,876
Texas Instruments, Inc.	38,653	6,958,313
Total		74,162,575
Software 1.0%
Microsoft Corp.	47,813	16,282,239
Technology Hardware, Storage & Peripherals 1.3%
Western Digital Corp.(a)	599,159	22,726,101
Total Information Technology		135,150,377
Materials 2.3%
Chemicals 1.5%
CF Industries Holdings, Inc.	216,127	15,003,536
RPM International, Inc.	115,215	10,338,242
Total		25,341,778
Containers & Packaging 0.8%
International Paper Co.	441,377	14,040,203
Total Materials		39,381,981
Real Estate 4.3%
Residential REITs 2.6%
AvalonBay Communities, Inc.	237,236	44,901,657
Specialized REITs 1.7%
Weyerhaeuser Co.	860,672	28,841,119
Total Real Estate		73,742,776

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 6.9%
Electric Utilities 3.2%
Southern Co. (The)	766,273	53,830,678
Multi-Utilities 3.7%
Ameren Corp.	205,811	16,808,584
Dominion Energy, Inc.	406,945	21,075,682
Sempra Energy	179,167	26,084,924
Total		63,969,190
Total Utilities		117,799,868
Total Common Stocks (Cost $1,564,491,251)		1,664,540,086

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	36,970,101	36,955,313
Total Money Market Funds (Cost $36,953,429)		36,955,313
Total Investments in Securities (Cost: $1,601,444,680)		1,701,495,399
Other Assets & Liabilities, Net		3,964,880
Net Assets		1,705,460,279

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	33,788,844	97,554,498	(94,387,520)	(509)	36,955,313	(1,425)	841,132	36,970,101
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	64,035,488	—	—	64,035,488
Consumer Discretionary	40,310,073	—	—	40,310,073
Consumer Staples	182,275,754	—	—	182,275,754
Energy	139,833,010	—	—	139,833,010
Financials	322,436,474	—	—	322,436,474
Health Care	349,099,986	—	—	349,099,986
Industrials	169,204,363	31,269,936	—	200,474,299
Information Technology	135,150,377	—	—	135,150,377
Materials	39,381,981	—	—	39,381,981
Real Estate	73,742,776	—	—	73,742,776
Utilities	117,799,868	—	—	117,799,868
Total Common Stocks	1,633,270,150	31,269,936	—	1,664,540,086
Money Market Funds	36,955,313	—	—	36,955,313
Total Investments in Securities	1,670,225,463	31,269,936	—	1,701,495,399
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,564,491,251)	$1,664,540,086
Affiliated issuers (cost $36,953,429)	36,955,313
Receivable for:
Investments sold	14,253,657
Capital shares sold	843
Dividends	4,171,455
Foreign tax reclaims	147,913
Prepaid expenses	9,357
Total assets	1,720,078,624
Liabilities
Payable for:
Investments purchased	13,973,305
Capital shares redeemed	431,875
Management services fees	31,735
Distribution and/or service fees	323
Service fees	2,077
Compensation of board members	153,651
Compensation of chief compliance officer	165
Other expenses	25,214
Total liabilities	14,618,345
Net assets applicable to outstanding capital stock	$1,705,460,279
Represented by
Trust capital	$1,705,460,279
Total - representing net assets applicable to outstanding capital stock	$1,705,460,279
Class 1
Net assets	$1,658,204,767
Shares outstanding	50,954,604
Net asset value per share	$32.54
Class 2
Net assets	$47,255,512
Shares outstanding	1,500,565
Net asset value per share	$31.49
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$24,864,551
Dividends — affiliated issuers	841,132
Foreign taxes withheld	(810,533)
Total income	24,895,150
Expenses:
Management services fees	5,852,062
Distribution and/or service fees
Class 2	59,075
Service fees	14,787
Compensation of board members	20,531
Custodian fees	8,123
Printing and postage fees	4,799
Accounting services fees	15,045
Legal fees	17,705
Compensation of chief compliance officer	171
Other	51,746
Total expenses	6,044,044
Net investment income	18,851,106
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	39,133,891
Investments — affiliated issuers	(1,425)
Foreign currency translations	7,796
Net realized gain	39,140,262
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(23,190,544)
Investments — affiliated issuers	(509)
Foreign currency translations	(45)
Net change in unrealized appreciation (depreciation)	(23,191,098)
Net realized and unrealized gain	15,949,164
Net increase in net assets resulting from operations	$34,800,270
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$18,851,106	$33,494,929
Net realized gain	39,140,262	234,273,476
Net change in unrealized appreciation (depreciation)	(23,191,098)	(374,636,534)
Net increase (decrease) in net assets resulting from operations	34,800,270	(106,868,129)
Decrease in net assets from capital stock activity	(158,318,673)	(347,573,294)
Total decrease in net assets	(123,518,403)	(454,441,423)
Net assets at beginning of period	1,828,978,682	2,283,420,105
Net assets at end of period	$1,705,460,279	$1,828,978,682

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	200,501	6,295,661	172,303	5,344,497
Shares redeemed	(4,887,505)	(163,980,531)	(11,052,167)	(360,238,515)
Net decrease	(4,687,004)	(157,684,870)	(10,879,864)	(354,894,018)
Class 2
Shares sold	64,965	2,009,698	311,671	9,926,306
Shares redeemed	(85,384)	(2,643,501)	(83,878)	(2,605,582)
Net increase (decrease)	(20,419)	(633,803)	227,793	7,320,724
Total net decrease	(4,707,423)	(158,318,673)	(10,652,071)	(347,573,294)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023

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CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$32.02	0.35	0.17	0.52
Year Ended 12/31/2022	$33.69	0.54	(2.21)	(1.67)
Year Ended 12/31/2021	$26.89	0.44	6.36	6.80
Year Ended 12/31/2020	$26.19	0.50	0.20(c)	0.70
Year Ended 12/31/2019	$20.69	0.52	4.98	5.50
Year Ended 12/31/2018	$22.81	0.44	(2.56)	(2.12)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$31.03	0.31	0.15	0.46
Year Ended 12/31/2022	$32.72	0.46	(2.15)	(1.69)
Year Ended 12/31/2021	$26.19	0.35	6.18	6.53
Year Ended 12/31/2020	$25.56	0.44	0.19(c)	0.63
Year Ended 12/31/2019	$20.25	0.45	4.86	5.31
Year Ended 12/31/2018	$22.38	0.38	(2.51)	(2.13)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of the shares sold and redeemed by the Fund in relation to fluctuations in the market value of the portfolio.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$32.54	1.62%	0.70%	0.70%	2.21%	19%	$1,658,205
Year Ended 12/31/2022	$32.02	(4.96%)	0.69%	0.69%	1.69%	30%	$1,781,787
Year Ended 12/31/2021	$33.69	25.29%	0.68%	0.68%	1.40%	32%	$2,241,102
Year Ended 12/31/2020	$26.89	2.67%	0.70%(d)	0.70%(d)	2.20%	37%	$1,608,218
Year Ended 12/31/2019	$26.19	26.58%	0.69%	0.69%	2.17%	28%	$1,987,789
Year Ended 12/31/2018	$20.69	(9.30%)	0.67%	0.67%	1.91%	20%	$1,939,941
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$31.49	1.48%	0.95%	0.95%	1.99%	19%	$47,256
Year Ended 12/31/2022	$31.03	(5.17%)	0.94%	0.94%	1.48%	30%	$47,191
Year Ended 12/31/2021	$32.72	24.93%	0.93%	0.93%	1.14%	32%	$42,318
Year Ended 12/31/2020	$26.19	2.47%	0.96%(d)	0.96%(d)	1.96%	37%	$30,153
Year Ended 12/31/2019	$25.56	26.22%	0.94%	0.94%	1.94%	28%	$27,449
Year Ended 12/31/2018	$20.25	(9.52%)	0.92%	0.92%	1.70%	20%	$20,084
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the
18	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.68% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with T. Rowe Price Associates, Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2024
Class 1	0.71%
Class 2	0.96
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $324,567,704 and $471,756,367, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
20	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Health care sector risk
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	23

 Approval of Management and SubadvisoryAgreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® - T. Rowe Price Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and T. Rowe Price Associates, Inc. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
24	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the
26	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2023	27

CTIVP® – T. Rowe Price Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7036_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
CTIVP® – CenterSquare Real Estate Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – CenterSquare Real Estate Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – CenterSquare Real Estate Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with current income and capital appreciation.
Portfolio management
CenterSquare Investment Management LLC
Dean Frankel, CFA
Eric Rothman, CFA
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	5.57	-1.41	5.02	5.17
Class 2	05/07/10	5.30	-1.87	4.72	4.89
FTSE Nareit Equity REITs Index		5.37	-0.13	4.55	6.42
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The FTSE Nareit Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2023)
Real Estate
Data Center REITs	12.1
Diversified REITs	1.2
Health Care REITs	12.4
Hotel & Resort REITs	3.0
Industrial REITs	14.8
Multi-Family Residential REITs	11.6
Office REITs	5.6
Other Specialized REITs	2.8
Real Estate Operating Companies	1.0
Retail REITs	16.0
Self Storage REITs	8.5
Single-Family Residential REITs	7.1
Telecom Tower REITs	3.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,055.70	1,020.94	4.10	4.03	0.80
Class 2	1,000.00	1,000.00	1,053.00	1,019.70	5.37	5.29	1.05
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Real Estate 99.3%
Data Center REITs 12.0%
Digital Realty Trust, Inc.	94,020	10,706,057
Equinix, Inc.	15,659	12,275,717
Total Data Center REITs		22,981,774
Diversified REITs 1.1%
Broadstone Net Lease, Inc.	142,260	2,196,494
Total Diversified REITs		2,196,494
Health Care REITs 12.4%
Healthpeak Properties, Inc.	187,100	3,760,710
Medical Properties Trust, Inc.	245,920	2,277,219
Omega Healthcare Investors, Inc.	70,400	2,160,576
Sabra Health Care REIT, Inc.	64,998	765,026
Ventas, Inc.	133,040	6,288,801
Welltower, Inc.	104,450	8,448,961
Total Health Care REITs		23,701,293
Hotel & Resort REITs 3.0%
DiamondRock Hospitality Co.	179,880	1,440,839
Host Hotels & Resorts, Inc.	170,400	2,867,832
Xenia Hotels & Resorts, Inc.	116,730	1,436,946
Total Hotel & Resort REITs		5,745,617
Industrial REITs 14.7%
Americold Realty Trust, Inc.	33,090	1,068,807
First Industrial Realty Trust, Inc.	67,000	3,526,880
Prologis, Inc.	153,640	18,840,874
Rexford Industrial Realty, Inc.	79,610	4,157,234
STAG Industrial, Inc.	17,640	632,923
Total Industrial REITs		28,226,718
Multi-Family Residential REITs 11.6%
AvalonBay Communities, Inc.	39,060	7,392,886
Camden Property Trust	11,030	1,200,836
Elme Communities	11,697	192,299
Equity Residential	120,960	7,979,731
Mid-America Apartment Communities, Inc.	11,300	1,716,018
UDR, Inc.	86,070	3,697,567
Total Multi-Family Residential REITs		22,179,337
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 5.6%
Alexandria Real Estate Equities, Inc.	28,310	3,212,902
Boston Properties, Inc.	21,160	1,218,604
Cousins Properties, Inc.	75,980	1,732,344
Douglas Emmett, Inc.	132,404	1,664,318
Highwoods Properties, Inc.	33,850	809,354
Kilroy Realty Corp.	67,670	2,036,190
Total Office REITs		10,673,712
Other Specialized REITs 2.8%
Outfront Media, Inc.	22,120	347,727
VICI Properties, Inc.	160,810	5,054,258
Total Other Specialized REITs		5,401,985
Real Estate Operating Companies 1.0%
Tricon Residential, Inc.(a)	223,999	1,973,431
Total Real Estate Operating Companies		1,973,431
Retail REITs 15.8%
Acadia Realty Trust	97,064	1,396,751
Agree Realty Corp.	64,057	4,188,687
Brixmor Property Group, Inc.	151,940	3,342,680
Kimco Realty Corp.	127,253	2,509,429
Realty Income Corp.	128,040	7,655,512
Regency Centers Corp.	18,520	1,143,980
Retail Opportunity Investments Corp.	139,124	1,879,565
RPT Realty	125,500	1,311,475
Simon Property Group, Inc.	48,170	5,562,672
Urban Edge Properties	89,625	1,382,914
Total Retail REITs		30,373,665
Self Storage REITs 8.5%
Extra Space Storage, Inc.	34,370	5,115,975
Life Storage, Inc.	16,000	2,127,360
National Storage Affiliates Trust	6,010	209,328
Public Storage	30,115	8,789,966
Total Self Storage REITs		16,242,629
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Single-Family Residential REITs 7.0%
American Homes 4 Rent, Class A	6,660	236,097
Invitation Homes, Inc.	223,650	7,693,560
Sun Communities, Inc.	42,257	5,512,848
Total Single-Family Residential REITs		13,442,505
Telecom Tower REITs 3.8%
American Tower Corp.	16,769	3,252,180
SBA Communications Corp.	17,570	4,072,023
Total Telecom Tower REITs		7,324,203
Total Real Estate		190,463,363
Total Common Stocks (Cost: $197,574,931)		190,463,363

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	817,717	817,390
Total Money Market Funds (Cost: $817,339)		817,390
Total Investments in Securities (Cost $198,392,270)		191,280,753
Other Assets & Liabilities, Net		645,192
Net Assets		$191,925,945

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	1,713,043	5,870,705	(6,766,359)	1	817,390	(64)	24,832	817,717
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Real Estate	190,463,363	—	—	190,463,363
Total Common Stocks	190,463,363	—	—	190,463,363
Money Market Funds	817,390	—	—	817,390
Total Investments in Securities	191,280,753	—	—	191,280,753
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $197,574,931)	$190,463,363
Affiliated issuers (cost $817,339)	817,390
Receivable for:
Investments sold	138,923
Capital shares sold	21,789
Dividends	807,554
Foreign tax reclaims	1,299
Prepaid expenses	4,297
Total assets	192,254,615
Liabilities
Payable for:
Investments purchased	95,807
Capital shares redeemed	147,760
Management services fees	3,927
Distribution and/or service fees	177
Service fees	1,484
Compensation of board members	62,188
Compensation of chief compliance officer	17
Other expenses	17,310
Total liabilities	328,670
Net assets applicable to outstanding capital stock	$191,925,945
Represented by
Paid in capital	181,515,386
Total distributable earnings (loss)	10,410,559
Total - representing net assets applicable to outstanding capital stock	$191,925,945
Class 1
Net assets	$165,956,524
Shares outstanding	25,787,777
Net asset value per share	$6.44
Class 2
Net assets	$25,969,421
Shares outstanding	4,080,036
Net asset value per share	$6.36
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023	9

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,845,439
Dividends — affiliated issuers	24,832
Foreign taxes withheld	(1,949)
Total income	3,868,322
Expenses:
Management services fees	710,438
Distribution and/or service fees
Class 2	33,068
Service fees	8,744
Compensation of board members	8,036
Custodian fees	3,404
Printing and postage fees	4,547
Accounting services fees	15,164
Legal fees	7,183
Compensation of chief compliance officer	19
Other	4,312
Total expenses	794,915
Net investment income	3,073,407
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(782,694)
Investments — affiliated issuers	(64)
Net realized loss	(782,758)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,781,918
Investments — affiliated issuers	1
Net change in unrealized appreciation (depreciation)	7,781,919
Net realized and unrealized gain	6,999,161
Net increase in net assets resulting from operations	$10,072,568
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$3,073,407	$3,793,280
Net realized gain (loss)	(782,758)	14,606,302
Net change in unrealized appreciation (depreciation)	7,781,919	(78,142,265)
Net increase (decrease) in net assets resulting from operations	10,072,568	(59,742,683)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(37,423,414)
Class 2	—	(6,236,896)
Total distributions to shareholders	—	(43,660,310)
Increase (decrease) in net assets from capital stock activity	(2,986,775)	23,981,207
Total increase (decrease) in net assets	7,085,793	(79,421,786)
Net assets at beginning of period	184,840,152	264,261,938
Net assets at end of period	$191,925,945	$184,840,152

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	167,235	1,040,216	225,693	1,701,834
Distributions reinvested	—	—	5,278,338	37,423,414
Shares redeemed	(370,248)	(2,365,036)	(2,257,777)	(21,156,150)
Net increase (decrease)	(203,013)	(1,324,820)	3,246,254	17,969,098
Class 2
Shares sold	78,103	482,691	333,845	2,594,980
Distributions reinvested	—	—	887,183	6,236,896
Shares redeemed	(345,354)	(2,144,646)	(375,722)	(2,819,767)
Net increase (decrease)	(267,251)	(1,661,955)	845,306	6,012,109
Total net increase (decrease)	(470,264)	(2,986,775)	4,091,560	23,981,207
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$6.10	0.10	0.24	0.34	—	—	—
Year Ended 12/31/2022	$10.08	0.14	(2.32)	(2.18)	(0.14)	(1.66)	(1.80)
Year Ended 12/31/2021	$7.94	0.11	3.07	3.18	(0.13)	(0.91)	(1.04)
Year Ended 12/31/2020	$9.85	0.11	(0.70)	(0.59)	(0.39)	(0.93)	(1.32)
Year Ended 12/31/2019	$7.94	0.19	1.89	2.08	(0.17)	—	(0.17)
Year Ended 12/31/2018	$8.64	0.17	(0.64)	(0.47)	(0.16)	(0.07)	(0.23)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$6.04	0.09	0.23	0.32	—	—	—
Year Ended 12/31/2022	$10.00	0.12	(2.30)	(2.18)	(0.12)	(1.66)	(1.78)
Year Ended 12/31/2021	$7.88	0.09	3.05	3.14	(0.11)	(0.91)	(1.02)
Year Ended 12/31/2020	$9.79	0.11	(0.72)	(0.61)	(0.37)	(0.93)	(1.30)
Year Ended 12/31/2019	$7.89	0.17	1.88	2.05	(0.15)	—	(0.15)
Year Ended 12/31/2018	$8.59	0.15	(0.64)	(0.49)	(0.14)	(0.07)	(0.21)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$6.44	5.57%	0.80%	0.80%	3.28%	21%	$165,957
Year Ended 12/31/2022	$6.10	(24.12%)	0.80%(c)	0.80%(c)	1.83%	49%	$158,574
Year Ended 12/31/2021	$10.08	41.44%	0.80%(c)	0.80%(c)	1.24%	57%	$229,250
Year Ended 12/31/2020	$7.94	(4.87%)	0.79%	0.79%	1.37%	98%	$223,363
Year Ended 12/31/2019	$9.85	26.41%	0.77%	0.77%	2.05%	70%	$508,863
Year Ended 12/31/2018	$7.94	(5.58%)	0.77%	0.77%	2.03%	51%	$402,354
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$6.36	5.30%	1.05%	1.05%	3.01%	21%	$25,969
Year Ended 12/31/2022	$6.04	(24.33%)	1.05%(c)	1.05%(c)	1.60%	49%	$26,266
Year Ended 12/31/2021	$10.00	41.20%	1.05%(c)	1.05%(c)	1.03%	57%	$35,012
Year Ended 12/31/2020	$7.88	(5.18%)	1.05%	1.05%	1.31%	98%	$25,754
Year Ended 12/31/2019	$9.79	26.16%	1.02%	1.02%	1.81%	70%	$30,302
Year Ended 12/31/2018	$7.89	(5.85%)	1.02%	1.02%	1.76%	51%	$24,164
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023	13

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
CTIVP® – CenterSquare Real Estate Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.66% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.75% of the Fund’s average daily net assets.
16	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with CenterSquare Investment Management LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2023 through April 30, 2024	Voluntary expense cap May 1, 2023 through June 30, 2023	Contractual expense cap prior to May 1, 2023
Class 1	0.88%	0.85%	0.85%
Class 2	1.13	1.10	1.10
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
198,392,000	12,801,000	(19,912,000)	(7,111,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $40,427,087 and $39,601,428, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
18	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Real estate sector risk
The risks associated with investments in real estate investment trusts (REITs) subject the Fund to risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of such investments may be affected by, among other factors, changes in the value of the underlying properties owned by the issuer, changes in the prospect for earnings and/or cash flow growth of the investment, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
20	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023	21

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – CenterSquare Real Estate Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and CenterSquare Investment Management LLC (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
22	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including,
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
24	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
26	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2023

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CTIVP® – CenterSquare Real Estate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7030_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
CTIVP® – Westfield Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Westfield Mid Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – Westfield Mid Cap Growth Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Westfield Capital Management Company, L.P.
William Muggia
Richard Lee, CFA
Ethan Meyers, CFA
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	16.36	20.98	10.31	10.89
Class 2	05/07/10	16.21	20.69	10.04	10.61
Russell Midcap Growth Index		15.94	23.13	9.71	11.53
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	99.9
Money Market Funds	0.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	1.1
Consumer Discretionary	11.6
Consumer Staples	2.5
Energy	2.8
Financials	10.7
Health Care	19.6
Industrials	21.5
Information Technology	23.6
Materials	3.6
Real Estate	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,163.60	1,020.79	4.48	4.18	0.83
Class 2	1,000.00	1,000.00	1,162.10	1,019.55	5.82	5.44	1.08
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.9%
Issuer	Shares	Value ($)
Communication Services 1.1%
Entertainment 1.1%
Live Nation Entertainment, Inc.(a)	42,790	3,898,597
Total Communication Services		3,898,597
Consumer Discretionary 11.6%
Auto Components 1.2%
Aptiv PLC(a)	41,920	4,279,613
Broadline Retail 0.9%
Etsy, Inc.(a)	37,840	3,201,642
Hotels, Restaurants & Leisure 6.1%
Chipotle Mexican Grill, Inc.(a)	4,313	9,225,507
Hilton Worldwide Holdings, Inc.	51,010	7,424,506
Vail Resorts, Inc.	19,070	4,801,063
Total		21,451,076
Textiles, Apparel & Luxury Goods 3.4%
lululemon athletica, Inc.(a)	15,317	5,797,484
Tapestry, Inc.	146,931	6,288,647
Total		12,086,131
Total Consumer Discretionary		41,018,462
Consumer Staples 2.5%
Beverages 2.5%
Constellation Brands, Inc., Class A	36,500	8,983,745
Total Consumer Staples		8,983,745
Energy 2.8%
Energy Equipment & Services 0.7%
Halliburton Co.	78,480	2,589,055
Oil, Gas & Consumable Fuels 2.1%
Devon Energy Corp.	152,100	7,352,514
Total Energy		9,941,569
Financials 10.7%
Capital Markets 6.2%
Ares Management Corp., Class A	75,350	7,259,973
LPL Financial Holdings, Inc.	27,108	5,894,092
MSCI, Inc.	18,145	8,515,267
Total		21,669,332
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 1.6%
Global Payments, Inc.	57,680	5,682,633
Insurance 2.9%
American International Group, Inc.	77,750	4,473,735
Arthur J Gallagher & Co.	26,670	5,855,932
Total		10,329,667
Total Financials		37,681,632
Health Care 19.6%
Biotechnology 3.3%
Ascendis Pharma A/S ADR(a)	67,670	6,039,547
Legend Biotech Corp., ADR(a)	32,950	2,274,539
Sarepta Therapeutics, Inc.(a)	27,800	3,183,656
Total		11,497,742
Health Care Equipment & Supplies 10.6%
Align Technology, Inc.(a)	17,690	6,255,892
Cooper Companies, Inc. (The)	17,549	6,728,813
DexCom, Inc.(a)	65,690	8,441,822
IDEXX Laboratories, Inc.(a)	12,680	6,368,276
Insulet Corp.(a)	20,318	5,858,492
Masimo Corp.(a)	24,090	3,964,010
Total		37,617,305
Life Sciences Tools & Services 5.7%
Avantor, Inc.(a)	259,096	5,321,832
Bio-Techne Corp.	60,370	4,928,003
ICON PLC(a)	40,310	10,085,562
Total		20,335,397
Total Health Care		69,450,444
Industrials 21.5%
Aerospace & Defense 3.3%
TransDigm Group, Inc.	13,043	11,662,659
Building Products 1.7%
Builders FirstSource, Inc.(a)	44,070	5,993,520
Commercial Services & Supplies 3.1%
Copart, Inc.(a)	68,710	6,267,039
Waste Connections, Inc.	33,090	4,729,554
Total		10,996,593
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 5.1%
AMETEK, Inc.	47,700	7,721,676
Rockwell Automation, Inc.	31,405	10,346,377
Total		18,068,053
Ground Transportation 1.8%
JB Hunt Transport Services, Inc.	35,210	6,374,066
Professional Services 2.7%
Ceridian HCM Holding, Inc.(a)	86,740	5,808,978
Genpact Ltd.	97,470	3,661,948
Total		9,470,926
Trading Companies & Distributors 3.8%
Watsco, Inc.	18,520	7,064,825
WESCO International, Inc.	34,940	6,256,356
Total		13,321,181
Total Industrials		75,886,998
Information Technology 23.5%
Communications Equipment 1.4%
Arista Networks, Inc.(a)	29,820	4,832,629
Electronic Equipment, Instruments & Components 1.5%
CDW Corp.	29,230	5,363,705
IT Services 1.7%
MongoDB, Inc.(a)	14,890	6,119,641
Semiconductors & Semiconductor Equipment 3.0%
Marvell Technology, Inc.	58,170	3,477,403
Microchip Technology, Inc.	78,550	7,037,294
Total		10,514,697
Software 14.2%
Fair Isaac Corp.(a)	8,510	6,886,377
Fortinet, Inc.(a)	136,130	10,290,067
HubSpot, Inc.(a)	13,610	7,241,745
NiCE Ltd., ADR(a)	21,550	4,450,075
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	36,780	9,397,658
Splunk, Inc.(a)	65,530	6,952,078
Zscaler, Inc.(a)	35,660	5,217,058
Total		50,435,058
Technology Hardware, Storage & Peripherals 1.7%
NetApp, Inc.	78,435	5,992,434
Total Information Technology		83,258,164
Materials 3.6%
Chemicals 1.6%
Celanese Corp., Class A	47,960	5,553,768
Construction Materials 2.0%
Vulcan Materials Co.	32,220	7,263,677
Total Materials		12,817,445
Real Estate 3.0%
Real Estate Management & Development 2.0%
CoStar Group, Inc.(a)	79,300	7,057,700
Residential REITs 1.0%
Essex Property Trust, Inc.	15,530	3,638,679
Total Real Estate		10,696,379
Total Common Stocks (Cost $300,542,441)		353,633,435

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	372,079	371,930
Total Money Market Funds (Cost $371,930)		371,930
Total Investments in Securities (Cost: $300,914,371)		354,005,365
Other Assets & Liabilities, Net		(41,627)
Net Assets		353,963,738

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	8,638,059	50,327,174	(58,592,677)	(626)	371,930	(326)	128,175	372,079
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,898,597	—	—	3,898,597
Consumer Discretionary	41,018,462	—	—	41,018,462
Consumer Staples	8,983,745	—	—	8,983,745
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Energy	9,941,569	—	—	9,941,569
Financials	37,681,632	—	—	37,681,632
Health Care	69,450,444	—	—	69,450,444
Industrials	75,886,998	—	—	75,886,998
Information Technology	83,258,164	—	—	83,258,164
Materials	12,817,445	—	—	12,817,445
Real Estate	10,696,379	—	—	10,696,379
Total Common Stocks	353,633,435	—	—	353,633,435
Money Market Funds	371,930	—	—	371,930
Total Investments in Securities	354,005,365	—	—	354,005,365
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $300,542,441)	$353,633,435
Affiliated issuers (cost $371,930)	371,930
Receivable for:
Investments sold	803,376
Capital shares sold	6,599
Dividends	92,557
Expense reimbursement due from Investment Manager	209
Prepaid expenses	5,795
Total assets	354,913,901
Liabilities
Payable for:
Capital shares redeemed	843,412
Management services fees	7,809
Distribution and/or service fees	201
Service fees	1,487
Compensation of board members	80,098
Compensation of chief compliance officer	32
Other expenses	17,124
Total liabilities	950,163
Net assets applicable to outstanding capital stock	$353,963,738
Represented by
Trust capital	$353,963,738
Total - representing net assets applicable to outstanding capital stock	$353,963,738
Class 1
Net assets	$324,226,453
Shares outstanding	7,820,365
Net asset value per share	$41.46
Class 2
Net assets	$29,737,285
Shares outstanding	742,116
Net asset value per share	$40.07
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,403,274
Dividends — affiliated issuers	128,175
Foreign taxes withheld	(2,421)
Total income	1,529,028
Expenses:
Management services fees	1,351,474
Distribution and/or service fees
Class 2	34,321
Service fees	8,779
Compensation of board members	9,130
Custodian fees	4,724
Printing and postage fees	5,014
Accounting services fees	15,045
Legal fees	8,111
Interest on interfund lending	83
Compensation of chief compliance officer	32
Other	7,408
Total expenses	1,444,121
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(19,688)
Total net expenses	1,424,433
Net investment income	104,595
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,701,199
Investments — affiliated issuers	(326)
Net realized gain	4,700,873
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	46,298,835
Investments — affiliated issuers	(626)
Net change in unrealized appreciation (depreciation)	46,298,209
Net realized and unrealized gain	50,999,082
Net increase in net assets resulting from operations	$51,103,677
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$104,595	$119,518
Net realized gain (loss)	4,700,873	(4,014,520)
Net change in unrealized appreciation (depreciation)	46,298,209	(104,689,270)
Net increase (decrease) in net assets resulting from operations	51,103,677	(108,584,272)
Increase (decrease) in net assets from capital stock activity	(15,069,669)	79,485
Total increase (decrease) in net assets	36,034,008	(108,504,787)
Net assets at beginning of period	317,929,730	426,434,517
Net assets at end of period	$353,963,738	$317,929,730

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	10,085	387,132	238,398	8,573,368
Shares redeemed	(379,589)	(14,919,571)	(225,469)	(8,747,179)
Net increase (decrease)	(369,504)	(14,532,439)	12,929	(173,811)
Class 2
Shares sold	26,667	999,772	76,858	2,924,539
Shares redeemed	(41,759)	(1,537,002)	(70,047)	(2,671,243)
Net increase (decrease)	(15,092)	(537,230)	6,811	253,296
Total net increase (decrease)	(384,596)	(15,069,669)	19,740	79,485
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023

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CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$35.63	0.02	5.81	5.83
Year Ended 12/31/2022	$47.89	0.02	(12.28)	(12.26)
Year Ended 12/31/2021	$41.03	(0.14)	7.00	6.86
Year Ended 12/31/2020	$32.18	(0.11)	8.96	8.85
Year Ended 12/31/2019	$22.64	0.07	9.47	9.54
Year Ended 12/31/2018	$23.43	0.01	(0.80)	(0.79)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$34.48	(0.03)	5.62	5.59
Year Ended 12/31/2022	$46.46	(0.07)	(11.91)	(11.98)
Year Ended 12/31/2021	$39.91	(0.24)	6.79	6.55
Year Ended 12/31/2020	$31.38	(0.19)	8.72	8.53
Year Ended 12/31/2019	$22.13	0.01	9.24	9.25
Year Ended 12/31/2018	$22.96	(0.05)	(0.78)	(0.83)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$41.46	16.36%	0.84%(c)	0.83%(c)	0.08%	36%	$324,226
Year Ended 12/31/2022	$35.63	(25.60%)	0.84%	0.84%	0.06%	60%	$291,820
Year Ended 12/31/2021	$47.89	16.72%	0.84%(c)	0.84%(c)	(0.32%)	58%	$391,573
Year Ended 12/31/2020	$41.03	27.50%	0.83%(c)	0.83%(c)	(0.35%)	75%	$638,591
Year Ended 12/31/2019	$32.18	42.14%	0.83%	0.83%	0.25%	70%	$555,819
Year Ended 12/31/2018	$22.64	(3.37%)	0.84%	0.84%	0.05%	72%	$491,881
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$40.07	16.21%	1.09%(c)	1.08%(c)	(0.17%)	36%	$29,737
Year Ended 12/31/2022	$34.48	(25.79%)	1.09%	1.09%	(0.19%)	60%	$26,110
Year Ended 12/31/2021	$46.46	16.41%	1.09%(c)	1.09%(c)	(0.56%)	58%	$34,861
Year Ended 12/31/2020	$39.91	27.18%	1.08%(c)	1.08%(c)	(0.60%)	75%	$30,610
Year Ended 12/31/2019	$31.38	41.80%	1.08%	1.08%	0.02%	70%	$26,048
Year Ended 12/31/2018	$22.13	(3.61%)	1.09%	1.09%	(0.20%)	72%	$18,181
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
CTIVP® – Westfield Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.81% to 0.68% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.81% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Westfield Capital Management Company, L.P. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
18	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.82%	0.84%
Class 2	1.07	1.09
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $120,025,037 and $126,019,788, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	300,000	4.98	2
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to
20	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® - Westfield Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Westfield Capital Management Company, L.P. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including,
24	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with
26	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2023	27

CTIVP® – Westfield Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7040_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
CTIVP® – TCW Core Plus Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – TCW Core Plus Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – TCW Core Plus Bond Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio management
TCW Investment Management Company LLC
Laird Landmann
Stephen Kane, CFA
Bryan Whalen, CFA
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	2.41	-1.16	0.91	1.43
Class 2	05/07/10	2.20	-1.45	0.65	1.17
Bloomberg U.S. Aggregate Bond Index		2.09	-0.94	0.77	1.52
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to March 2014 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Asset-Backed Securities — Non-Agency	4.0
Commercial Mortgage-Backed Securities - Agency	0.6
Commercial Mortgage-Backed Securities - Non-Agency	2.9
Common Stocks	0.1
Corporate Bonds & Notes	23.9
Foreign Government Obligations	0.8
Inflation-Indexed Bonds	1.2
Money Market Funds(a)	18.8
Municipal Bonds	0.4
Residential Mortgage-Backed Securities - Agency	31.2
Residential Mortgage-Backed Securities - Non-Agency	7.4
Senior Loans	1.4
Treasury Bills	0.5
U.S. Treasury Obligations	6.8
Total	100.0

(a)	Includes investments in Money Market Funds, including investing for the purpose of covering obligations relating to the Fund’s investment in derivatives. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and the derivative instruments discussion in Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2023)
AAA rating	56.8
AA rating	2.4
A rating	13.7
BBB rating	14.9
BB rating	2.0
B rating	2.5
CCC rating	1.2
CC rating	0.5
Not rated	6.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,024.10	1,022.49	2.47	2.47	0.49
Class 2	1,000.00	1,000.00	1,022.00	1,021.24	3.73	3.73	0.74
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR2
3-month USD LIBOR + 1.140% Floor 1.140% 10/17/2034	6.400%	10,425,000	10,211,308
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	7,600,000	6,645,295
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% Floor 1.060% 04/20/2031	6.310%	8,000,000	7,930,368
BlueMountain Fuji US Clo I Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 0.980% Floor 0.980% 07/20/2029	6.230%	8,577,853	8,488,222
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A1R
3-month USD LIBOR + 1.130% Floor 1.130% 10/25/2034	6.385%	7,200,000	7,059,283
Cedar Funding XIV CLO Ltd.(a),(b)
Series 2021-14A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/15/2033	6.360%	8,765,000	8,646,296
CIFC Funding Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 01/23/2035	6.873%	8,675,000	8,397,357
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2031	6.360%	9,100,000	8,995,505
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	5.950%	1,230,634	1,218,420
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	596,723	580,022
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	1,935,684	1,665,133
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	5.660%	3,274,896	3,180,009
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	5.770%	3,761,019	3,652,922
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	5.770%	2,696,026	2,669,723
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	5.720%	6,957,202	6,740,250
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	6.650%	6,560,754	6,565,290
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	6.100%	4,176,846	4,156,034
Neuberger Berman Loan Advisers CLO 43 Ltd.(a),(b)
Series 2021-43A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 07/17/2035	6.860%	8,500,000	8,307,118
New Economy Assets Phase 1 Sponsor LLC(a)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	8,935,000	7,440,492
Regatta XIII Funding Ltd.(a),(b)
Series 2018-2A Class A2
3-month USD LIBOR + 1.750% 07/15/2031	7.010%	3,500,000	3,413,697
Rockford Tower CLO Ltd.(a),(b)
Series 2020-1A Class A
3-month USD LIBOR + 1.280% 01/20/2032	6.530%	8,000,000	7,940,632
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	5.762%	225,675	196,832
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(b)
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% Floor 0.330% 12/25/2023	5.585%	3,244,521	3,142,302
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	6.005%	1,990,000	1,698,803
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2026	6.905%	933,597	923,237
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	7.105%	5,860,000	5,702,728
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% Floor 1.100% 07/25/2023	6.355%	3,542,093	3,506,252
SLM Student Loan Trust(a),(b)
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	5.900%	1,989,019	1,913,049
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	5.425%	5,885,685	5,636,623
Total Asset-Backed Securities — Non-Agency (Cost $149,789,419)			146,623,202

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	6,485,414
Federal National Mortgage Association
04/01/2040	2.455%	4,525,000	3,259,560
Series 2001-M2 Class Z2
06/25/2031	6.300%	8,777	8,709
Government National Mortgage Association(c),(d)
Series 2012-55 Class IO
04/16/2052	0.000%	357,888	4
Government National Mortgage Association
Series 2020-193 Class AC
09/16/2062	1.250%	1,575,102	1,188,682
Series 2021-14 Class AB
06/16/2063	1.340%	1,889,115	1,441,466
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-2 Class AH
06/16/2063	1.500%	4,437,736	3,403,797
Series 2021-21 Class AH
06/16/2063	1.400%	3,033,057	2,332,120
Series 2021-31 Class B
01/16/2061	1.250%	3,295,444	2,481,222
Total Commercial Mortgage-Backed Securities - Agency (Cost $23,126,889)			20,600,974

Commercial Mortgage-Backed Securities - Non-Agency 3.5%

BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	6.343%	7,500,000	6,226,265
BPR Trust(a),(b)
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	7.045%	8,446,000	8,192,641
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month Term SOFR + 1.034% Floor 0.920% 10/15/2036	6.182%	9,720,088	9,659,452
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	7.262%	6,925,000	6,912,029
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	8.288%	4,080,000	4,059,609
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,157,690
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month USD LIBOR + 0.650% Floor 0.650% 08/15/2036	5.843%	8,878,000	8,352,067
BXSC Commercial Mortgage Trust(a),(b)
Series 2022-WSS Class D
1-month Term SOFR + 3.188% Floor 3.188% 03/15/2035	8.335%	8,939,000	8,782,074
CF Hippolyta Issuer LLC(a)
Series 2020-1 Class A1
07/15/2060	1.690%	9,850,798	8,840,016

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,370,789
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	6.246%	9,789,740	9,754,849
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,346,637
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-MHC Class A
1-month USD LIBOR + 0.800% Floor 0.800% 04/15/2038	5.993%	7,374,920	7,254,361
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	2,961,025
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,035,000	1,517,520
Progress Residential Trust(a)
Subordinated Series 2019-SRF4 Class G
10/17/2036	3.927%	2,541,000	2,427,489
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	1,475,000	1,424,150
StorageMart Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	8.497%	5,607,000	5,219,166
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	10,705,477	10,152,892
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $113,734,064)			107,610,721
Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Jackson Holdings SA(e),(f),(g)	2,750,000	3
Intelsat Jackson Holdings SA(e),(f),(g)	3,372,000	3
Intelsat Jackson Holdings SA(e),(f),(g)	5,923,000	6
Intelsat Jackson Series A, CVR(e),(f),(g)	11,998	0
Intelsat Jackson Series B, CVR(e),(f),(g)	11,998	0
Total		12
Total Communication Services		12
Financials 0.1%
Financial Services 0.1%
Intelsat Emergence SA(f)	114,573	2,595,078
Total Financials		2,595,078
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(f),(g)	32,056	1,763
Total Utilities		1,763
Total Common Stocks (Cost $5,832,928)		2,596,853

Corporate Bonds & Notes 28.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Boeing Co. (The)
02/04/2024	1.433%	6,730,000	6,551,415
Airlines 0.4%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	7,385,564	6,553,295
United Airlines Pass-Through Trust
Series 2023-1 Class A
07/15/2036	5.800%	5,000,000	5,094,492
Total			11,647,787
Apartment REIT 0.2%
American Homes 4 Rent LP
07/15/2031	2.375%	1,905,000	1,516,831
04/15/2032	3.625%	2,835,000	2,456,013
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	4,265,000	3,306,957
01/15/2034	2.700%	70,000	53,149
Total			7,332,950

The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 11.0%
American Express Co.
03/04/2027	2.550%	3,535,000	3,221,202
Bank of America Corp.(h)
07/22/2027	1.734%	12,270,000	10,948,612
02/04/2028	2.551%	28,000	25,274
04/24/2028	3.705%	4,972,000	4,664,848
06/14/2029	2.087%	9,300,000	7,945,988
02/07/2030	3.974%	4,925,000	4,565,424
04/22/2032	2.687%	1,100,000	911,343
07/21/2032	2.299%	4,183,000	3,343,955
10/20/2032	2.572%	10,650,000	8,668,346
02/04/2033	2.972%	2,627,000	2,187,153
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	6.146%	1,000,000	971,691
Capital One Financial Corp.(h)
03/01/2030	3.273%	4,950,000	4,214,470
Citigroup, Inc.(h)
04/24/2025	3.352%	590,000	576,771
06/09/2027	1.462%	1,815,000	1,611,545
02/24/2028	3.070%	1,760,000	1,620,105
10/27/2028	3.520%	1,735,000	1,612,111
11/05/2030	2.976%	3,060,000	2,657,210
03/31/2031	4.412%	3,110,000	2,925,787
06/03/2031	2.572%	2,325,000	1,938,840
05/01/2032	2.561%	5,995,000	4,894,876
11/03/2032	2.520%	644,000	519,040
01/25/2033	3.057%	11,649,000	9,716,578
Credit Suisse Group AG(a),(h)
09/11/2025	2.593%	370,000	352,424
07/15/2026	6.373%	3,450,000	3,428,518
02/02/2027	1.305%	5,350,000	4,679,313
05/14/2032	3.091%	6,770,000	5,469,892
08/12/2033	6.537%	13,710,000	14,031,262
11/15/2033	9.016%	12,907,000	15,440,840
Credit Suisse Group AG(a)
01/09/2028	4.282%	2,940,000	2,713,357
Discover Bank
08/08/2023	4.200%	4,000,000	3,989,552
DNB Bank ASA(a),(h)
09/16/2026	1.127%	645,000	575,795
Fifth Third Bancorp
05/05/2027	2.550%	4,635,000	4,103,025
Goldman Sachs Group, Inc. (The)
12/06/2023	1.217%	9,325,000	9,150,540
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(h)
09/29/2025	3.272%	2,930,000	2,831,757
03/09/2027	1.431%	12,950,000	11,579,125
09/10/2027	1.542%	1,092,000	960,358
10/21/2027	1.948%	9,195,000	8,172,487
07/21/2032	2.383%	3,675,000	2,939,461
10/21/2032	2.650%	110,000	89,602
HSBC Holdings PLC(h)
04/18/2026	1.645%	2,000,000	1,846,733
06/04/2026	2.099%	6,565,000	6,079,553
05/24/2027	1.589%	1,450,000	1,279,882
06/09/2028	4.755%	860,000	826,276
09/22/2028	2.013%	8,240,000	7,058,596
08/17/2029	2.206%	5,105,000	4,271,454
05/24/2032	2.804%	1,715,000	1,388,197
03/09/2044	6.332%	1,030,000	1,066,780
JPMorgan Chase & Co.(h)
08/09/2025	0.768%	2,830,000	2,664,751
12/10/2025	1.561%	5,705,000	5,342,744
04/22/2027	1.578%	4,495,000	4,037,704
02/24/2028	2.947%	2,290,000	2,102,422
10/15/2030	2.739%	2,320,000	1,999,471
04/22/2032	2.580%	1,090,000	905,063
11/08/2032	2.545%	3,840,000	3,142,627
01/25/2033	2.963%	9,245,000	7,793,102
Lloyds Banking Group PLC
03/12/2024	3.900%	3,175,000	3,124,304
Lloyds Banking Group PLC(h)
07/09/2025	3.870%	4,114,000	4,007,113
08/11/2033	4.976%	2,730,000	2,556,036
Macquarie Group Ltd.(a),(h)
01/12/2027	1.340%	5,000,000	4,448,800
01/14/2033	2.871%	4,360,000	3,480,935
06/21/2033	4.442%	2,220,000	1,981,924
Morgan Stanley(h)
05/30/2025	0.790%	970,000	921,582
10/21/2025	1.164%	2,745,000	2,566,321
05/04/2027	1.593%	5,470,000	4,896,840
07/20/2027	1.512%	2,235,000	1,980,424
04/28/2032	1.928%	8,020,000	6,257,826
07/21/2032	2.239%	2,020,000	1,605,614
Subordinated
09/16/2036	2.484%	3,725,000	2,819,453
Nationwide Building Society(a),(h)
02/16/2028	2.972%	4,305,000	3,868,930
PNC Financial Services Group, Inc. (The)(h)
06/12/2029	5.582%	1,530,000	1,523,158
10/28/2033	6.037%	4,135,000	4,240,380
01/24/2034	5.068%	1,825,000	1,749,914
Royal Bank of Scotland Group PLC(h)
03/22/2025	4.269%	6,935,000	6,810,756

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander UK Group Holdings PLC(h)
11/15/2024	4.796%	8,860,000	8,792,343
03/15/2025	1.089%	7,235,000	6,926,690
08/21/2026	1.532%	465,000	414,036
06/14/2027	1.673%	2,185,000	1,891,694
01/11/2028	2.469%	1,035,000	904,542
UBS Group AG(a),(h)
08/10/2027	1.494%	500,000	429,677
Wells Fargo & Co.(h)
02/11/2026	2.164%	5,075,000	4,780,931
04/30/2026	2.188%	3,297,000	3,090,134
06/02/2028	2.393%	5,333,000	4,755,951
03/02/2033	3.350%	18,190,000	15,568,336
07/25/2033	4.897%	2,850,000	2,731,966
04/04/2051	5.013%	4,010,000	3,723,422
Total			334,903,864
Brokerage/Asset Managers/Exchanges 0.1%
Intercontinental Exchange, Inc.
09/15/2032	1.850%	3,937,000	3,031,420
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%	1,000,000	861,814
Total			3,893,234
Cable and Satellite 1.1%
Cable One, Inc.(a)
11/15/2030	4.000%	3,955,000	3,098,252
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	5,300,000	4,379,881
04/01/2048	5.750%	4,189,000	3,583,367
07/01/2049	5.125%	1,335,000	1,047,089
03/01/2050	4.800%	2,745,000	2,065,627
04/01/2053	5.250%	2,875,000	2,320,458
Cox Communications, Inc.(a)
06/15/2031	2.600%	2,610,000	2,131,992
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	689,392
04/01/2028	7.500%	300,000	171,000
05/15/2028	11.250%	600,000	582,523
02/01/2029	6.500%	3,814,000	3,091,767
01/15/2030	5.750%	1,500,000	708,227
11/15/2031	4.500%	400,000	278,816
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	6,965,000	6,328,123
Time Warner Cable LLC
09/01/2041	5.500%	850,000	710,163
VZ Secured Financing BV(a)
01/15/2032	5.000%	2,000,000	1,613,007
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2030	4.875%	500,000	415,578
Total			33,215,262
Chemicals 0.2%
EverArc Escrow Sarl(a)
10/30/2029	5.000%	325,000	258,667
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%	3,220,000	2,551,847
11/15/2040	3.268%	370,000	259,094
12/01/2050	3.468%	120,000	80,179
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	5,140,000	4,359,133
Total			7,508,920
Construction Machinery 0.0%
OT Merger Corp.(a)
10/15/2029	7.875%	425,000	260,333
Consumer Cyclical Services 0.0%
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%	650,000	608,694
Consumer Products 0.0%
Newell Brands, Inc.
04/01/2046	5.750%	1,148,000	909,106
Diversified Manufacturing 0.1%
General Electric Co.(b)
3-month USD LIBOR + 0.380% 05/05/2026	5.706%	1,886,000	1,876,003
Electric 1.5%
AEP Transmission Co. LLC
04/01/2050	3.650%	305,000	236,390
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,223,176
Arizona Public Service Co.
08/01/2033	5.550%	3,215,000	3,220,921
Duke Energy Carolinas LLC
01/15/2033	4.950%	3,060,000	3,040,408
12/15/2041	4.250%	900,000	779,902
Duke Energy Corp.
09/01/2046	3.750%	1,110,000	843,156
Duke Energy Progress LLC
03/15/2033	5.250%	2,885,000	2,933,889
04/01/2052	4.000%	500,000	405,641
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	5,705,759

The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eversource Energy
07/01/2027	4.600%	3,135,000	3,059,896
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	1,000,000	830,808
Florida Power & Light Co.
03/01/2049	3.990%	1,500,000	1,263,197
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	2,869,366
01/15/2029	4.300%	1,752,000	1,657,456
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	400,000	351,185
Northern States Power Co.
08/15/2045	4.000%	2,250,000	1,837,440
PacifiCorp
07/01/2025	3.350%	2,000,000	1,900,128
PECO Energy Co.
05/15/2052	4.600%	2,690,000	2,467,305
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	6,300,504
Progress Energy, Inc.
10/30/2031	7.000%	2,894,000	3,167,531
Total			46,094,058
Environmental 0.1%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	2,500,000	2,322,218
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	3,070,000	2,954,708
10/29/2028	3.000%	6,350,000	5,507,511
01/30/2032	3.300%	3,650,000	2,983,788
Air Lease Corp.
03/01/2025	3.250%	2,810,000	2,682,082
07/01/2025	3.375%	4,500,000	4,255,518
Avolon Holdings Funding Ltd.(a)
02/15/2027	3.250%	2,035,000	1,816,062
11/18/2027	2.528%	3,398,000	2,863,963
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%	733,000	726,123
Total			23,789,755
Food and Beverage 0.8%
Bacardi Ltd.(a)
05/15/2025	4.450%	3,375,000	3,285,555
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JBS USA LUX SA/Food Co./Finance, Inc.(a)
02/02/2029	3.000%	1,565,000	1,330,354
12/01/2031	3.750%	2,570,000	2,120,459
04/01/2033	5.750%	1,230,000	1,158,391
12/01/2052	6.500%	4,280,000	4,048,257
Pilgrim’s Pride Corp.
04/15/2031	4.250%	1,800,000	1,544,395
03/01/2032	3.500%	2,634,000	2,097,541
07/01/2033	6.250%	425,000	413,449
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,700,000	1,660,955
04/15/2030	4.625%	3,500,000	3,069,253
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,331,000	1,072,497
Smithfield Foods, Inc.(a)
09/13/2031	2.625%	1,500,000	1,108,451
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,000,000	1,712,819
Total			24,622,376
Gaming 0.6%
GLP Capital LP/Financing II, Inc.
09/01/2024	3.350%	1,045,000	1,008,778
06/01/2028	5.750%	870,000	849,919
01/15/2029	5.300%	2,325,000	2,215,120
01/15/2030	4.000%	2,353,000	2,039,552
01/15/2031	4.000%	3,030,000	2,619,861
01/15/2032	3.250%	59,000	47,692
VICI Properties LP
02/15/2030	4.950%	75,000	70,330
05/15/2032	5.125%	4,398,000	4,111,281
05/15/2052	5.625%	1,069,000	967,408
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	270,000	261,112
09/01/2026	4.500%	1,010,000	952,756
02/01/2027	5.750%	420,000	411,931
01/15/2028	4.500%	654,000	602,852
02/15/2029	3.875%	1,700,000	1,496,213
08/15/2030	4.125%	540,000	475,823
Total			18,130,628
Health Care 1.7%
Becton Dickinson and Co.
06/06/2024	3.363%	626,000	612,686
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	1,000,000	812,867
CommonSpirit Health
10/01/2025	1.547%	5,000,000	4,543,427
10/01/2030	2.782%	1,575,000	1,325,674

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
02/21/2033	5.250%	374,000	372,570
07/20/2035	4.875%	775,000	736,300
07/20/2045	5.125%	1,780,000	1,644,872
03/25/2048	5.050%	8,170,000	7,534,545
Dentsply Sirona, Inc.
06/01/2030	3.250%	801,000	695,032
Embecta Corp.(a)
02/15/2030	5.000%	1,800,000	1,495,665
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,755,000	3,239,082
HCA, Inc.
04/15/2025	5.250%	488,000	481,729
06/15/2026	5.250%	4,480,000	4,432,447
06/15/2029	4.125%	4,000,000	3,704,729
09/01/2030	3.500%	5,236,000	4,586,460
07/15/2031	2.375%	1,125,000	899,975
06/15/2047	5.500%	2,405,000	2,258,392
06/15/2049	5.250%	5,500,000	4,973,297
HCA, Inc.(a)
03/15/2032	3.625%	1,120,000	972,460
03/15/2052	4.625%	1,000,000	821,142
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%	3,375,000	2,498,610
Universal Health Services, Inc.
09/01/2026	1.650%	1,890,000	1,656,432
Total			50,298,393
Healthcare Insurance 0.6%
Centene Corp.
12/15/2027	4.250%	2,155,000	2,016,486
07/15/2028	2.450%	8,542,000	7,321,983
03/01/2031	2.500%	2,000,000	1,594,777
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,304,950
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	2,913,000	2,686,949
11/15/2030	3.875%	2,000,000	1,717,660
UnitedHealth Group, Inc.
12/15/2048	4.450%	1,245,000	1,134,707
Total			17,777,512
Healthcare REIT 0.3%
Healthcare Realty Holdings LP
01/15/2028	3.625%	2,898,000	2,583,431
03/15/2031	2.050%	417,000	310,596
Healthcare Trust of America Holdings LP
08/01/2026	3.500%	2,367,000	2,179,936
02/15/2030	3.100%	125,000	106,315
03/15/2031	2.000%	1,485,000	1,139,815
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Physicians Realty LP
11/01/2031	2.625%	1,905,000	1,482,104
Total			7,802,197
Independent Energy 0.1%
Hess Corp.
02/15/2041	5.600%	1,800,000	1,722,036
Life Insurance 0.8%
Athene Global Funding(a),(b)
SOFR + 0.700% 05/24/2024	5.760%	3,780,000	3,742,092
Athene Global Funding(a)
06/29/2026	1.608%	3,760,000	3,254,973
03/08/2027	3.205%	1,550,000	1,384,935
01/07/2029	2.717%	1,770,000	1,438,241
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	5,500,000	5,204,244
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,235,000	2,465,710
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	3,035,000	2,094,838
Teachers Insurance & Annuity Association of America(a),(h)
Subordinated
09/15/2054	4.375%	3,920,000	3,806,895
Total			23,391,928
Media and Entertainment 1.0%
Diamond Sports Group LLC/Finance Co.(a),(i)
08/15/2026	0.000%	3,161,000	104,540
Meta Platforms, Inc.
08/15/2052	4.450%	1,850,000	1,611,035
05/15/2053	5.600%	7,705,000	7,911,874
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	3,355,000	3,073,772
Warnermedia Holdings, Inc.
03/15/2032	4.279%	35,000	31,012
03/15/2042	5.050%	6,975,000	5,851,512
03/15/2052	5.141%	14,715,000	11,999,360
Total			30,583,105
Midstream 0.8%
Enbridge, Inc.
03/08/2033	5.700%	930,000	942,842
Energy Transfer Operating LP
05/15/2050	5.000%	6,890,000	5,821,904

The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
03/15/2045	5.150%	3,048,000	2,625,559
12/15/2045	6.125%	2,400,000	2,286,084
EQM Midstream Partners LP
07/15/2028	5.500%	695,000	656,838
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	377,904	321,332
Plains All American Pipeline LP/Finance Corp.
09/15/2030	3.800%	2,175,000	1,931,319
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	1,808,000	1,717,024
07/15/2029	4.950%	910,000	836,228
04/15/2040	6.875%	1,890,000	1,707,400
Sabine Pass Liquefaction LLC
05/15/2030	4.500%	481,000	457,535
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	925,000	808,035
10/01/2047	5.400%	1,095,000	968,411
TMS Issuer Sarl(a)
08/23/2032	5.780%	650,000	668,182
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,037,000	1,760,406
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	1,495,000	1,287,130
Williams Companies, Inc. (The)
06/24/2044	5.750%	180,000	175,579
Total			24,971,808
Natural Gas 0.2%
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	6,000,000	6,051,298
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%	3,076,000	2,246,445
02/15/2028	5.950%	975,000	779,210
04/01/2029	4.650%	485,000	343,881
01/15/2030	3.250%	1,240,000	783,991
Kilroy Realty LP
11/15/2033	2.650%	628,000	428,120
Total			4,581,647
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	325,000	305,326
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	1,563,000	1,527,880
Total			1,833,206
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
12/15/2025	6.375%	350,000	325,229
05/15/2026	6.250%	900,000	819,981
05/15/2027	5.250%	1,430,000	1,233,034
Total			2,378,244
Other Industry 0.0%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	325,000	295,255
PowerTeam Services LLC(a)
12/04/2025	9.033%	961,000	841,284
Total			1,136,539
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%	3,650,000	2,859,092
CubeSmart LP
02/15/2032	2.500%	875,000	694,930
Extra Space Storage LP
06/01/2031	2.550%	1,175,000	951,403
03/15/2032	2.350%	4,464,000	3,493,670
Lexington Realty Trust
10/01/2031	2.375%	1,895,000	1,440,427
Life Storage LP
12/15/2027	3.875%	270,000	250,934
10/15/2031	2.400%	500,000	396,162
Total			10,086,618
Packaging 0.2%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	561,147
Berry Global, Inc.
01/15/2026	1.570%	2,981,000	2,690,482
01/15/2027	1.650%	2,883,000	2,492,447
Total			5,744,076
Paper 0.1%
Weyerhaeuser Co.
03/09/2033	3.375%	3,535,000	3,041,417
Pharmaceuticals 1.1%
1375209 BC Ltd.(a)
01/30/2028	9.000%	900,000	902,241
AbbVie, Inc.
05/14/2045	4.700%	1,000,000	911,665
05/14/2046	4.450%	1,425,000	1,255,293

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2033	5.250%	1,690,000	1,691,705
03/02/2043	5.600%	3,190,000	3,197,481
03/02/2053	5.650%	2,100,000	2,128,983
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	2,792,319
12/15/2025	4.250%	2,780,000	2,676,835
12/15/2028	4.375%	2,579,000	2,446,023
06/25/2038	4.625%	7,482,000	6,508,103
06/25/2048	4.875%	4,585,000	4,118,400
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,194,000	1,904,276
Kevlar SpA(a)
09/01/2029	6.500%	2,750,000	2,347,334
Total			32,880,658
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	335,000	314,923
Aon Corp./Global Holdings PLC
02/28/2052	3.900%	3,545,000	2,784,270
Arthur J. Gallagher & Co.
03/09/2052	3.050%	2,240,000	1,430,454
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%	1,000,000	696,503
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,318,318
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%	3,810,000	3,670,640
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	7.842%	6,815,000	6,794,521
Willis North America, Inc.
09/15/2029	2.950%	3,595,000	3,098,810
Total			22,108,439
Restaurants 0.0%
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	787,000	668,287
Retailers 0.1%
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	331,000	284,210
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	3,655,000	2,466,892
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rent-A-Center, Inc.(a)
02/15/2029	6.375%	350,000	311,813
Total			3,062,915
Technology 1.0%
Broadcom, Inc.(a)
02/15/2033	2.600%	1,950,000	1,520,075
11/15/2035	3.137%	3,100,000	2,376,093
CommScope, Inc.(a)
09/01/2029	4.750%	2,450,000	1,934,933
Global Payments, Inc.
08/15/2052	5.950%	3,150,000	3,018,663
NCR Corp.(a)
10/01/2028	5.000%	814,000	728,139
04/15/2029	5.125%	1,000,000	885,326
10/01/2030	5.250%	390,000	339,700
Open Text Corp.(a)
12/01/2027	6.900%	650,000	662,345
Oracle Corp.
03/25/2031	2.875%	1,425,000	1,214,473
11/09/2032	6.250%	4,000,000	4,243,810
07/15/2036	3.850%	260,000	217,394
04/01/2050	3.600%	5,400,000	3,855,848
03/25/2051	3.950%	4,468,000	3,373,601
11/09/2052	6.900%	2,000,000	2,241,137
02/06/2053	5.550%	745,000	721,819
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	3,570,000	2,621,414
Total			29,954,770
Tobacco 0.7%
BAT Capital Corp.
08/15/2037	4.390%	3,870,000	3,092,499
08/15/2047	4.540%	9,792,000	7,225,379
09/06/2049	4.758%	205,000	154,760
03/16/2052	5.650%	1,425,000	1,238,867
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	4,145,000	4,004,859
07/26/2026	3.500%	950,000	881,748
Reynolds American, Inc.
08/15/2035	5.700%	1,185,000	1,114,991
08/15/2045	5.850%	4,180,000	3,723,272
Total			21,436,375
Treasury 0.0%
Romanian Government International Bond(a)
02/17/2028	6.625%	200,000	205,888

The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 1.3%
American Tower Corp.
04/15/2031	2.700%	2,845,000	2,364,915
03/15/2033	5.650%	1,000,000	1,017,304
07/15/2033	5.550%	6,375,000	6,420,926
Crown Castle, Inc.
05/01/2033	5.100%	929,000	913,949
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	1,820,875	1,796,249
03/20/2028	5.152%	4,636,000	4,582,413
T-Mobile US, Inc.
02/15/2026	2.250%	1,970,000	1,814,608
04/15/2026	2.625%	5,424,000	5,029,600
04/15/2027	3.750%	2,625,000	2,486,764
04/15/2030	3.875%	6,375,000	5,876,531
02/15/2031	2.550%	2,340,000	1,944,919
04/15/2040	4.375%	3,000,000	2,655,716
Vodafone Group PLC
06/19/2049	4.875%	4,340,000	3,848,631
Total			40,752,525
Wirelines 0.4%
AT&T, Inc.
03/01/2037	5.250%	5,640,000	5,511,228
03/01/2039	4.850%	2,796,000	2,576,028
09/15/2055	3.550%	281,000	196,723
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	418,883
Frontier Communications Corp.(a)
05/01/2028	5.000%	400,000	345,103
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	2,868,000	2,775,308
Northwest Fiber LLC/Finance Sub, Inc.(a)
04/30/2027	4.750%	315,000	278,099
Total			12,101,372
Total Corporate Bonds & Notes (Cost $955,523,824)			878,237,856

Foreign Government Obligations(j) 0.9%

Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	600,000	609,544
Bahrain 0.0%
Bahrain Government International Bond(a)
01/26/2026	7.000%	415,000	422,540
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.0%
Brazilian Government International Bond
06/12/2030	3.875%	925,000	821,668
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%	489,000	418,352
07/27/2033	2.550%	720,000	588,815
Total			1,007,167
Colombia 0.1%
Colombia Government International Bond
03/15/2029	4.500%	734,000	643,110
04/15/2031	3.125%	400,000	302,901
04/20/2033	8.000%	200,000	203,989
Ecopetrol SA
01/13/2033	8.875%	280,000	277,000
Total			1,427,000
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/30/2030	4.500%	300,000	262,832
09/23/2032	4.875%	620,000	528,295
Total			791,127
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%	480,000	457,046
Hungary 0.0%
Hungary Government International Bond(a)
06/16/2029	5.250%	250,000	243,787
09/22/2031	2.125%	1,100,000	851,779
Total			1,095,566
Indonesia 0.1%
Indonesia Government International Bond
02/14/2030	2.850%	701,000	623,858
01/11/2033	4.850%	500,000	499,631
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,269,881
Total			2,393,370
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	534,000	496,929
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	372,802
Total			869,731

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.2%
Mexico Government International Bond
05/24/2031	2.659%	2,496,000	2,077,091
05/19/2033	4.875%	800,000	764,548
02/12/2034	3.500%	200,000	167,632
Petroleos Mexicanos
01/28/2031	5.950%	1,860,000	1,358,510
06/15/2035	6.625%	587,000	408,117
09/21/2047	6.750%	453,000	283,658
01/28/2060	6.950%	1,730,000	1,077,777
Total			6,137,333
Oman 0.0%
Oman Government International Bond(a)
10/28/2027	6.750%	300,000	309,877
01/17/2028	5.625%	700,000	691,602
Total			1,001,479
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%	1,486,000	1,300,577
09/29/2032	2.252%	300,000	229,194
Total			1,529,771
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	420,000	403,555
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%	347,000	338,203
06/20/2030	2.844%	482,000	421,877
01/23/2031	2.783%	1,320,000	1,130,907
12/01/2032	1.862%	200,000	154,079
Total			2,045,066
Philippines 0.1%
Philippine Government International Bond
05/05/2030	2.457%	770,000	664,949
06/10/2031	1.648%	550,000	436,779
Total			1,101,728
Poland 0.0%
Republic of Poland Government International Bond
11/16/2032	5.750%	172,000	180,476
10/04/2033	4.875%	585,000	574,546
Total			755,022
Qatar 0.1%
Qatar Energy(a)
07/12/2031	2.250%	600,000	503,121
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar Government International Bond(a)
04/16/2030	3.750%	790,000	759,946
Total			1,263,067
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%	1,140,000	945,135
Saudi Arabia 0.1%
Saudi Government International Bond(a)
03/04/2028	3.625%	725,000	687,001
10/22/2030	3.250%	610,000	553,469
Total			1,240,470
South Africa 0.0%
Republic of South Africa Government International Bond
09/30/2029	4.850%	865,000	760,400
Transnet SOC Ltd.(a)
02/06/2028	8.250%	285,000	276,806
Total			1,037,206
United Arab Emirates 0.0%
Finance Department Government of Sharjah(a)
11/23/2032	6.500%	879,000	904,999
Total Foreign Government Obligations (Cost $31,414,542)			28,259,590

Inflation-Indexed Bonds 1.4%

United States 1.4%
U.S. Treasury Inflation-Indexed Bond
04/15/2028	1.250%	21,327,982	20,639,032
01/15/2033	1.125%	24,425,785	23,419,015
Total			44,058,047
Total Inflation-Indexed Bonds (Cost $45,334,597)			44,058,047

Municipal Bonds 0.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	813,481

The accompanying Notes to Financial Statements are an integral part of this statement.
16	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.2%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,725,000	4,720,702
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
10/01/2024	5.047%	3,412,455	3,397,283
Special Non Property Tax 0.2%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,452,271
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,930,000	3,048,162
Total			4,500,433
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	970,000	883,498
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Taxable Refunding Revenue Bonds
First Tier
Series 2021
01/01/2034	2.430%	1,500,000	1,204,866
Total Municipal Bonds (Cost $18,797,372)			15,520,263

Residential Mortgage-Backed Securities - Agency 37.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 01/01/2050	3.000%	32,302,391	28,977,808
09/01/2032- 01/01/2050	3.500%	48,557,879	45,146,202
07/01/2035- 10/01/2048	5.000%	1,785,963	1,786,062
04/01/2036- 09/01/2039	6.000%	132,248	134,422
06/01/2038- 01/01/2040	5.500%	341,395	350,202
03/01/2039- 10/01/2048	4.500%	4,194,022	4,132,993
08/01/2044- 01/01/2049	4.000%	4,766,329	4,575,682
12/01/2051- 04/01/2052	2.500%	27,916,809	23,688,364
03/01/2052- 04/01/2052	2.000%	30,854,081	25,192,481
CMO Series 360 Class 250
11/15/2047	2.500%	1,502,909	1,358,325
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	1.507%	208,855	16,274
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	101,244	2,297
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	452,009
Federal National Mortgage Association
12/01/2025- 06/01/2049	3.500%	14,503,462	13,459,211
06/01/2032- 04/01/2052	3.000%	20,915,846	18,788,049
05/01/2033- 08/01/2039	5.000%	113,810	113,970
11/01/2038- 11/01/2040	6.000%	1,500,280	1,551,416
10/01/2040- 04/01/2052	2.000%	117,493,022	96,986,999
08/01/2043- 07/01/2047	4.000%	14,585,738	13,989,101
02/01/2046- 08/01/2048	4.500%	5,736,148	5,613,412
12/01/2051- 04/01/2052	2.500%	156,676,084	133,076,241
CMO Series 2013-13 Class PH
04/25/2042	2.500%	2,237,856	2,071,427
CMO Series 2018-54 Class KA
01/25/2047	3.500%	754,198	716,881

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-86 Class JA
05/25/2047	4.000%	558,608	541,873
CMO Series 2018-94D Class KD
12/25/2048	3.500%	632,422	592,713
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,225,389	1,115,067
Federal National Mortgage Association(k)
10/01/2050- 05/01/2051	2.000%	14,013,399	11,491,442
Federal National Mortgage Association(b),(d)
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	1.550%	570,320	44,844
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	1.050%	149,204	4,140
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	133,954	14,759
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	5,123,561	5,046,091
04/15/2035- 10/20/2047	5.000%	2,686,363	2,683,417
07/15/2040- 10/20/2048	4.000%	6,066,391	5,818,287
04/20/2046- 07/20/2049	3.500%	16,468,099	15,403,140
11/20/2046- 10/20/2049	3.000%	10,360,416	9,359,997
Government National Mortgage Association(l)
CMO Series 2006-26 Class
06/20/2036	0.000%	16,729	13,870
Government National Mortgage Association TBA(m)
07/20/2053	2.500%	45,525,000	39,418,248
07/20/2053	4.500%	17,300,000	16,697,203
07/20/2053	5.000%	7,900,000	7,762,984
Uniform Mortgage-Backed Security TBA(m)
08/11/2052- 07/13/2053	5.000%	95,650,000	93,725,254
07/13/2053- 08/14/2053	2.000%	113,125,000	92,345,357
07/13/2053- 08/14/2053	2.500%	54,925,000	46,582,361
07/13/2053- 08/14/2053	3.000%	94,550,000	83,288,912
07/13/2053	4.000%	78,825,000	73,969,257
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/13/2053- 08/14/2053	4.500%	112,100,000	107,775,937
07/13/2053	5.500%	69,450,000	69,113,602
08/14/2053	3.500%	43,000,000	39,222,383
Total Residential Mortgage-Backed Securities - Agency (Cost $1,183,592,288)			1,144,210,966

Residential Mortgage-Backed Securities - Non-Agency 9.0%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month USD LIBOR + 0.765% Floor 0.510% 10/25/2035	5.915%	2,066,525	2,053,727
Angel Oak Mortgage Trust(a),(c)
CMO Series 2021-6 Class A1
09/25/2066	1.483%	4,703,652	3,728,410
CMO Series 2022-1 Class A1
12/25/2066	2.881%	8,053,102	7,069,199
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.360% Floor 0.360% 03/25/2037	5.510%	4,566,935	4,068,247
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-A Class A1
10/25/2059	1.991%	7,421,422	6,977,916
CMO Series 2021-B Class A1
04/01/2069	2.115%	9,798,702	9,264,231
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	7,551,804	6,457,262
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	6,145,294	5,471,897
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	6,767,894	6,208,937
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	4,862,299	4,089,850
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	5,713,060	5,445,429
CMO Series 2021-NR3 Class A1
06/25/2057	2.566%	3,428,677	3,270,499
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	10,277,581	8,806,047
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	8,531,833	6,796,102
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	7,349,541	7,051,414

The accompanying Notes to Financial Statements are an integral part of this statement.
18	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	15,244,644	14,609,229
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	957,898	839,513
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	6.967%	4,386,054	4,278,817
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	8.567%	5,000,000	5,102,907
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	5.694%	2,376,074	2,127,335
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	3.952%	3,145,788	2,930,577
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	4.532%	120,776	120,406
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.783%	9,905,141	6,985,656
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	5,148,345	4,806,472
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	12,571,673	12,060,578
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	416,693	311,003
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month USD LIBOR + 0.480% Floor 0.240% 02/25/2037	5.630%	2,951,129	2,828,581
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	5.536%	967,947	760,409
CMO Series 2005-AA7 Class 2A1
09/25/2035	5.067%	689,652	595,327
CMO Series 2005-AA8 Class 2A1
10/25/2035	5.195%	1,690,845	1,106,932
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	770,548	328,790
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.351%	1,213,799	1,045,546
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	4,185,163	3,941,562
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	4.319%	183,131	169,355
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	5.346%	8,573,215	6,783,630
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 10.500% 10/25/2036	5.690%	3,376,664	1,423,766
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.585% Floor 0.585% 05/25/2035	5.735%	3,868,491	3,771,718
JPMorgan Mortgage Trust(a),(c)
CMO Series 2021-13 Class A3
04/25/2052	2.500%	9,950,145	7,995,485
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.300% Floor 0.150% 11/25/2036	5.450%	4,163,227	2,972,189
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.480% Floor 0.240% 05/25/2037	5.630%	3,223,927	2,407,015
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	6.614%	620,518	546,563
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	5.410%	314,828	292,622
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.560% Floor 0.280%, Cap 11.500% 10/25/2035	5.710%	968,212	943,122

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	5.825%	2,000,262	1,954,799
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	8,654,193	7,971,871
CMO Series 2021-7 Class A1
08/25/2026	1.867%	13,546,514	12,621,299
CMO Series 2022-1 Class A1
02/25/2027	3.720%	14,015,387	13,299,471
CMO Series 2022-4 Class A1
08/25/2027	5.000%	3,516,080	3,344,282
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	9,423,342	8,767,622
CMO Series 2022-RN3 Class A1
08/25/2052	5.000%	10,719,677	9,910,354
PRPM LLC(a),(c)
CMO Series 2021-11 Class A1
11/25/2026	2.487%	4,974,818	4,629,455
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.702%	908,865	509,151
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	6,344,906	5,068,170
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.440% Floor 0.220%, Cap 10.500% 05/25/2036	5.590%	4,780,260	3,809,165
Verus Securitization Trust(a),(c)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	16,686,504	14,072,482
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	4.229%	321,893	303,051
CMO Series 2003-AR9 Class 1A6
09/25/2033	4.152%	258,571	239,463
CMO Series 2005-AR4 Class A5
04/25/2035	3.913%	395,588	351,302
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.768%	1,749,764	1,562,378
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.520% Floor 0.260%, Cap 10.500% 11/25/2045	5.670%	1,615,185	1,489,448
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	5.174%	3,066,835	2,516,628
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	5.154%	1,980,781	1,842,794
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $294,715,164)			273,107,457

Senior Loans 1.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(n)
Tranche 1 Term Loan
1-month Term SOFR + 3.250% 08/24/2028	8.492%	783,846	783,094
Airlines 0.0%
United AirLines, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	9.292%	356,088	355,397
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holdings LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	8.992%	842,763	816,275
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 1.750% 02/01/2027	6.795%	241,228	239,619
CSC Holdings LLC(b),(k),(n)
Term Loan
3-month USD LIBOR + 2.500% 04/15/2027	7.693%	439,528	382,859

The accompanying Notes to Financial Statements are an integral part of this statement.
20	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DirectTV Financing LLC(b),(n)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	10.217%	1,588,112	1,550,840
Virgin Media Bristol LLC(b),(n)
Tranche N Term Loan
1-month USD LIBOR + 2.500% 01/31/2028	7.693%	1,750,000	1,732,937
Total			3,906,255
Chemicals 0.0%
Chemours Co. (The)(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 1.750% 04/03/2025	6.952%	49,791	49,313
Construction Machinery 0.0%
ASP Blade Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 0.500% 10/13/2028	9.217%	124,406	107,647
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(b),(k),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.967%	67,295	61,647
Amentum Government Services Holdings LLC(b),(g),(n)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 01/29/2027	9.217%	361,702	355,372
Arches Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.452%	267,999	258,201
Pre-Paid Legal Services, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/15/2028	8.943%	510,199	502,388
Prime Security Services Borrower LLC(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	7.943%	469,162	468,735
Safe Fleet Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 02/23/2029	8.932%	197,028	196,618
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Spin Holdco, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	9.230%	953,169	813,596
TruGreen LP(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	9.202%	335,067	307,592
Total			2,964,149
Consumer Products 0.1%
Acuity Specialty Products, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	9.242%	1,113,309	941,859
Osmosis Buyer Ltd.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 07/31/2028	8.896%	413,483	405,420
Prestige Brands, Inc.(b),(n)
Tranche B5 Term Loan
1-month USD LIBOR + 2.000% Floor 0.500% 07/03/2028	7.193%	562,500	561,898
Total			1,909,177
Diversified Manufacturing 0.0%
Filtration Group Corp.(b),(k),(n)
Tranche B Term Loan
1-month Term SOFR + 11.450% Floor 0.500% 10/21/2028	9.454%	145,199	145,017
Homer City Generation LP(b),(n),(o)
Term Loan
3-month USD LIBOR + 11.000% Floor 1.000% 04/05/2023	15.000%	321,209	202,362
Total			347,379
Environmental 0.0%
Patriot Container Corp.(b),(k),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 03/20/2025		67,295	61,767

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	21

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(n)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2027	7.396%	2,449,749	2,444,776
Tranche B6 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 06/22/2028	7.589%	175,812	175,592
Total			2,620,368
Food and Beverage 0.1%
City Brewing Company LLC(b),(k),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 04/05/2028	8.760%	243,705	157,189
Froneri International Ltd.(b),(n)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 2.250% 01/29/2027	7.452%	441,392	438,413
H-Food Holdings LLC/Hearthside Food Solutions LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.688% 05/23/2025	9.269%	71,239	62,463
Hostess Brands LLC(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2025	7.523%	759,849	758,823
Hostess Brands LLC(b),(k),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/21/2030	2.500%	736,526	734,074
Naked Juice LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	8.592%	1,868,581	1,734,604
2nd Lien Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	11.342%	264,360	208,183
Total			4,093,749
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.1%
Fertitta Entertainment LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	9.102%	656,610	647,174
Light and Wonder International, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	8.248%	454,927	453,717
Total			1,100,891
Health Care 0.1%
Avantor Funding, Inc.(b),(n)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 11/08/2027	7.452%	727,148	726,341
Bausch & Lomb Corp.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	8.592%	504,125	488,372
Gainwell Acquisition Corp.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 0.750% 10/01/2027	9.342%	837,121	823,518
ICON PLC(b),(n)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 07/03/2028	7.753%	398,542	398,315
3-month USD LIBOR + 2.250% 07/03/2028	7.753%	99,297	99,240
Medline Borrower LP(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	8.352%	987,500	975,462
Total			3,511,248
Leisure 0.1%
Crown Finance US, Inc.(b),(n),(p)
Debtor in Possession Term Loan
1-month Term SOFR + 10.000% Floor 1.000% 09/07/2023	15.194%	1,001,650	1,010,625

The accompanying Notes to Financial Statements are an integral part of this statement.
22	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Formula One Management Ltd.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 01/15/2030	8.102%	56,838	56,810
William Morris Endeavor Entertainment LLC(b),(k),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	7.950%	286,319	285,291
Total			1,352,726
Lodging 0.0%
Hilton Worldwide Finance LLC(b),(n)
Tranche B2 Term Loan
3-month Term SOFR + 1.750% 06/22/2026	6.939%	124,535	124,346
Media and Entertainment 0.0%
MH Sub I, LLC/Micro Holding Corp.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	9.352%	311,585	298,499
Other Financial Institutions 0.0%
Trans Union LLC(b),(n)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	7.467%	934,973	931,953
Other Industry 0.0%
Artera Services LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	8.592%	447,925	385,440
Packaging 0.1%
Berry Global, Inc.(b),(n)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	6.972%	2,456,030	2,452,272
Pharmaceuticals 0.3%
Elanco Animal Health, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	7.010%	2,601,754	2,552,165
Grifols Worldwide Operations Ltd.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	7.414%	1,404,715	1,380,722
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Horizon Therapeutics USA, Inc.(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% Floor 0.500% 03/15/2028	6.954%	2,378,383	2,370,320
Jazz Pharmaceuticals PLC(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	8.864%	1,555,648	1,553,144
Organon & Co.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	8.250%	1,812,080	1,809,253
Total			9,665,604
Property & Casualty 0.1%
Acrisure LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 02/15/2027	8.693%	1,304,771	1,264,232
AmWINS Group, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	7.443%	1,759,161	1,741,359
Asurion LLC(b),(n)
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	8.538%	334,246	333,704
Total			3,339,295
Railroads 0.0%
Genesee & Wyoming, Inc.(b),(k),(n)
Term Loan
3-month USD LIBOR + 2.000% 12/30/2026	7.342%	97,175	97,024
Restaurants 0.0%
1011778 BC ULC(b),(n)
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 11/19/2026	6.943%	524,470	520,316
KFC Holding Co./Yum! Brands(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	6.896%	400,168	396,366
Total			916,682

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	23

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.2%
athenahealth Group, Inc.(b),(k),(n),(q)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	122,494	117,748
athenahealth Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	8.589%	994,611	956,070
Central Parent, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.492%	661,505	659,217
Coherent Corp.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/02/2029	7.967%	156,011	155,426
DTI Holdco, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 04/26/2029	9.795%	95,347	88,345
Entegris, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/06/2029	7.903%	231,093	231,238
Gen Digital, Inc.(b),(n)
Tranche A Term Loan
1-month Term SOFR + 1.750% 09/10/2027	6.952%	691,035	675,059
Open Text Corp.(b),(k),(n)
Term Loan
1-month Term SOFR + 1.750% 05/30/2025	6.852%	371,209	370,848
Open Text Corp.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 01/31/2030	8.702%	195,364	196,178
Oracle Corp.(b),(n)
Tranche 1 Term Loan
1-month Term SOFR + 1.600% 08/16/2027	6.777%	1,890,039	1,871,139
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	8.952%	953,675	935,117
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Proofpoint, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	8.467%	266,568	260,570
RealPage, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 04/24/2028	8.217%	143,539	140,273
Renaissance Holding Corp.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.750% 04/05/2030	9.992%	400,992	395,478
Total			7,052,706
Wireless 0.1%
SBA Senior Finance II LLC(b),(n)
Term Loan
1-month USD LIBOR + 1.750% 04/11/2025	6.950%	1,382,250	1,381,628
Wirelines 0.1%
Frontier Communications Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 05/01/2028	9.000%	247,263	238,883
Zayo Group Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	9.352%	372,878	294,242
1-month USD LIBOR + 3.000% 03/09/2027	8.217%	2,480,724	1,941,588
Total			2,474,713
Total Senior Loans (Cost $54,179,461)			53,099,597

Treasury Bills 0.6%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.6%
U.S. Treasury Bills(r)
12/21/2023	5.350%	17,355,000	16,923,696
Total Treasury Bills (Cost $16,914,954)			16,923,696

The accompanying Notes to Financial Statements are an integral part of this statement.
24	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
U.S. Treasury Obligations 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/31/2025	4.250%	4,305,000	4,250,851
06/30/2025	4.625%	1,800,000	1,791,773
05/31/2028	3.625%	1,452,000	1,420,351
06/30/2028	4.000%	5,340,000	5,310,797
05/15/2033	3.375%	21,114,000	20,365,113
11/15/2041	2.000%	80,035,000	58,600,627
02/15/2042	2.375%	17,495,000	13,624,231
05/15/2043	3.875%	38,630,000	37,700,466
05/15/2053	3.625%	111,718,000	107,423,839
Total U.S. Treasury Obligations (Cost $267,047,111)			250,488,048
Money Market Funds 22.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(s),(t)	690,382,779	690,106,626
Total Money Market Funds (Cost $690,138,018)		690,106,626
Total Investments in Securities (Cost: $3,850,140,631)		3,671,443,896
Other Assets & Liabilities, Net		(624,578,973)
Net Assets		3,046,864,923

At June 30, 2023, securities and/or cash totaling $14,388,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	3,678	09/2023	USD	747,898,313	—	(11,076,310)
U.S. Treasury 5-Year Note	2,929	09/2023	USD	313,677,594	—	(5,969,678)
U.S. Treasury Ultra 10-Year Note	207	09/2023	USD	24,516,563	—	(292,063)
U.S. Treasury Ultra Bond	374	09/2023	USD	50,945,813	571,792	—
U.S. Treasury Ultra Bond	37	09/2023	USD	5,040,094	—	(12,180)
Total					571,792	(17,350,231)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $694,243,381, which represents 22.79% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the total value of these securities amounted to $12, which represents less than 0.01% of total net assets.
(f)	Non-income producing investment.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2023.
(i)	Represents a security in default.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents a security purchased on a forward commitment basis.
(l)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(m)	Represents a security purchased on a when-issued basis.
(n)	The stated interest rate represents the weighted average interest rate at June 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	25

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(q)	At June 30, 2023, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Delayed Draw Term Loan 02/15/2029 3.500%	122,494

(r)	Zero coupon bond.
(s)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(t)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	720,353,529	805,015,220	(835,182,177)	(79,946)	690,106,626	(5,677)	17,752,320	690,382,779
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	146,623,202	—	146,623,202
Commercial Mortgage-Backed Securities - Agency	—	20,600,974	—	20,600,974
Commercial Mortgage-Backed Securities - Non-Agency	—	107,610,721	—	107,610,721
Common Stocks
Communication Services	—	—	12	12
Financials	—	2,595,078	—	2,595,078
Utilities	—	—	1,763	1,763
Total Common Stocks	—	2,595,078	1,775	2,596,853
Corporate Bonds & Notes	—	878,237,856	—	878,237,856
Foreign Government Obligations	—	28,259,590	—	28,259,590
Inflation-Indexed Bonds	—	44,058,047	—	44,058,047
Municipal Bonds	—	15,520,263	—	15,520,263
Residential Mortgage-Backed Securities - Agency	—	1,144,210,966	—	1,144,210,966
Residential Mortgage-Backed Securities - Non-Agency	—	273,107,457	—	273,107,457
Senior Loans	—	52,744,225	355,372	53,099,597
Treasury Bills	—	16,923,696	—	16,923,696
U.S. Treasury Obligations	—	250,488,048	—	250,488,048
Money Market Funds	690,106,626	—	—	690,106,626
Total Investments in Securities	690,106,626	2,980,980,123	357,147	3,671,443,896
Investments in Derivatives
Asset
Futures Contracts	571,792	—	—	571,792
Liability
Futures Contracts	(17,350,231)	—	—	(17,350,231)
Total	673,328,187	2,980,980,123	357,147	3,654,665,457
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	27

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,160,002,613)	$2,981,337,270
Affiliated issuers (cost $690,138,018)	690,106,626
Cash	475,638
Cash collateral held at broker for:
TBA	381,000
Margin deposits on:
Futures contracts	14,007,000
Receivable for:
Investments sold	35,683,240
Investments sold on a delayed delivery basis	257,449,790
Capital shares sold	4,418
Dividends	3,240,259
Interest	15,355,793
Foreign tax reclaims	252,959
Variation margin for futures contracts	575,203
Prepaid expenses	15,299
Total assets	3,998,884,495
Liabilities
Payable for:
Investments purchased	9,079,643
Investments purchased on a delayed delivery basis	942,370,460
Capital shares redeemed	194,000
Variation margin for futures contracts	114,937
Management services fees	39,842
Distribution and/or service fees	141
Service fees	930
Compensation of board members	180,430
Compensation of chief compliance officer	289
Other expenses	38,900
Total liabilities	952,019,572
Net assets applicable to outstanding capital stock	$3,046,864,923
Represented by
Paid in capital	3,465,608,719
Total distributable earnings (loss)	(418,743,796)
Total - representing net assets applicable to outstanding capital stock	$3,046,864,923
Class 1
Net assets	$3,026,138,429
Shares outstanding	324,384,466
Net asset value per share	$9.33
Class 2
Net assets	$20,726,494
Shares outstanding	2,233,961
Net asset value per share	$9.28
The accompanying Notes to Financial Statements are an integral part of this statement.
28	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$17,752,320
Interest	51,868,603
Interfund lending	647
Foreign taxes withheld	(5,865)
Total income	69,615,705
Expenses:
Management services fees	7,504,536
Distribution and/or service fees
Class 2	24,853
Service fees	6,609
Compensation of board members	29,645
Custodian fees	24,291
Printing and postage fees	4,508
Accounting services fees	20,370
Legal fees	26,964
Interest on collateral	22,294
Compensation of chief compliance officer	315
Other	25,655
Total expenses	7,690,040
Net investment income	61,925,665
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(45,538,627)
Investments — affiliated issuers	(5,677)
Futures contracts	380,217
Net realized loss	(45,164,087)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	75,491,449
Investments — affiliated issuers	(79,946)
Futures contracts	(16,254,696)
Net change in unrealized appreciation (depreciation)	59,156,807
Net realized and unrealized gain	13,992,720
Net increase in net assets resulting from operations	$75,918,385
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	29

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$61,925,665	$74,743,309
Net realized loss	(45,164,087)	(300,642,795)
Net change in unrealized appreciation (depreciation)	59,156,807	(291,049,803)
Net increase (decrease) in net assets resulting from operations	75,918,385	(516,949,289)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(37,000,722)
Class 2	—	(154,318)
Total distributions to shareholders	—	(37,155,040)
Increase (decrease) in net assets from capital stock activity	(221,625,485)	43,090,237
Total decrease in net assets	(145,707,100)	(511,014,092)
Net assets at beginning of period	3,192,572,023	3,703,586,115
Net assets at end of period	$3,046,864,923	$3,192,572,023

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	366,305	3,428,390	31,189,346	292,102,913
Distributions reinvested	—	—	3,822,389	37,000,722
Shares redeemed	(24,268,915)	(227,296,170)	(29,862,998)	(287,551,959)
Net increase (decrease)	(23,902,610)	(223,867,780)	5,148,737	41,551,676
Class 2
Shares sold	329,232	3,071,843	490,698	4,627,675
Distributions reinvested	—	—	15,991	154,318
Shares redeemed	(89,074)	(829,548)	(331,182)	(3,243,432)
Net increase	240,158	2,242,295	175,507	1,538,561
Total net increase (decrease)	(23,662,452)	(221,625,485)	5,324,244	43,090,237
The accompanying Notes to Financial Statements are an integral part of this statement.
30	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

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CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$9.11	0.18	0.04	0.22	—	—	—
Year Ended 12/31/2022	$10.74	0.22	(1.74)	(1.52)	(0.11)	—	(0.11)
Year Ended 12/31/2021	$11.52	0.11	(0.24)	(0.13)	(0.15)	(0.50)	(0.65)
Year Ended 12/31/2020	$11.01	0.19	0.78	0.97	(0.27)	(0.19)	(0.46)
Year Ended 12/31/2019	$10.38	0.29	0.64	0.93	(0.30)	—	(0.30)
Year Ended 12/31/2018	$10.62	0.27	(0.27)	0.00	(0.22)	(0.02)	(0.24)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$9.08	0.17	0.03	0.20	—	—	—
Year Ended 12/31/2022	$10.69	0.20	(1.72)	(1.52)	(0.09)	—	(0.09)
Year Ended 12/31/2021	$11.47	0.08	(0.23)	(0.15)	(0.13)	(0.50)	(0.63)
Year Ended 12/31/2020	$10.96	0.15	0.80	0.95	(0.25)	(0.19)	(0.44)
Year Ended 12/31/2019	$10.35	0.25	0.63	0.88	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.58	0.25	(0.26)	(0.01)	(0.20)	(0.02)	(0.22)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$9.33	2.41%	0.49%(c)	0.49%(c)	3.94%	191%	$3,026,138
Year Ended 12/31/2022	$9.11	(14.19%)	0.49%(c)	0.49%(c)	2.32%	399%	$3,174,476
Year Ended 12/31/2021	$10.74	(1.14%)	0.48%(c)	0.48%(c)	1.01%	457%	$3,684,151
Year Ended 12/31/2020	$11.52	8.88%	0.49%	0.49%	1.63%	373%	$3,153,493
Year Ended 12/31/2019	$11.01	9.01%	0.49%	0.49%	2.65%	209%	$2,808,764
Year Ended 12/31/2018	$10.38	0.06%	0.49%	0.49%	2.61%	178%	$2,714,909
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$9.28	2.20%	0.74%(c)	0.74%(c)	3.71%	191%	$20,726
Year Ended 12/31/2022	$9.08	(14.31%)	0.74%(c)	0.74%(c)	2.11%	399%	$18,096
Year Ended 12/31/2021	$10.69	(1.41%)	0.73%(c)	0.73%(c)	0.76%	457%	$19,435
Year Ended 12/31/2020	$11.47	8.67%	0.74%	0.74%	1.32%	373%	$22,838
Year Ended 12/31/2019	$10.96	8.58%	0.74%	0.74%	2.37%	209%	$12,125
Year Ended 12/31/2018	$10.35	(0.10%)	0.74%	0.74%	2.38%	178%	$7,961
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	33

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
CTIVP® – TCW Core Plus Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
34	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	35

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
36	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	571,792*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	17,350,231*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	380,217
Total	380,217

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(16,254,696)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,080,301,190

CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	37

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would
38	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	39

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
40	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with TCW Investment Management Company LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	41

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2024
Class 1	0.54%
Class 2	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
42	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,850,141,000	9,359,000	(204,835,000)	(195,476,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(246,470,298)	(62,931,228)	(309,401,526)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,860,768,974 and $6,019,375,223, respectively, for the six months ended June 30, 2023, of which $5,627,715,353 and $5,730,627,952, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,400,000	5.44	3
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	43

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to
44	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	45

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
46	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® - TCW Core Plus Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and TCW Investment Management Company LLC (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	47

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including,
48	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	49

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with
50	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2023	51

CTIVP® – TCW Core Plus Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7037_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Select Mid Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Mid Cap Value Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2018
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	4.43	12.84	9.14	9.51
Class 2	05/03/10	4.32	12.54	8.88	9.25
Class 3	05/02/05	4.38	12.70	9.01	9.38
Russell Midcap Value Index		5.23	10.50	6.84	9.03
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	98.0
Money Market Funds	2.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	6.8
Consumer Discretionary	9.6
Consumer Staples	4.5
Energy	4.2
Financials	15.3
Health Care	7.4
Industrials	17.4
Information Technology	9.9
Materials	8.1
Real Estate	9.0
Utilities	7.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,044.30	1,020.79	4.23	4.18	0.83
Class 2	1,000.00	1,000.00	1,043.20	1,019.55	5.50	5.44	1.08
Class 3	1,000.00	1,000.00	1,043.80	1,020.19	4.84	4.78	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 6.7%
Entertainment 4.8%
Live Nation Entertainment, Inc.(a)	59,537	5,424,416
Take-Two Interactive Software, Inc.(a)	55,824	8,215,060
Total		13,639,476
Media 1.9%
Nexstar Media Group, Inc., Class A	31,516	5,248,990
Total Communication Services		18,888,466
Consumer Discretionary 9.5%
Hotels, Restaurants & Leisure 2.2%
Hyatt Hotels Corp., Class A	55,259	6,331,576
Household Durables 2.2%
D.R. Horton, Inc.	50,297	6,120,642
Specialty Retail 3.9%
Burlington Stores, Inc.(a)	31,031	4,883,969
O’Reilly Automotive, Inc.(a)	6,308	6,026,033
Total		10,910,002
Textiles, Apparel & Luxury Goods 1.2%
Capri Holdings Ltd.(a)	91,273	3,275,788
Total Consumer Discretionary		26,638,008
Consumer Staples 4.4%
Consumer Staples Distribution & Retail 3.1%
Dollar Tree, Inc.(a)	29,543	4,239,421
U.S. Foods Holding Corp.(a)	103,962	4,574,328
Total		8,813,749
Food Products 1.3%
Tyson Foods, Inc., Class A	68,655	3,504,151
Total Consumer Staples		12,317,900
Energy 4.1%
Oil, Gas & Consumable Fuels 4.1%
Devon Energy Corp.	110,894	5,360,616
Marathon Petroleum Corp.	53,744	6,266,550
Total		11,627,166
Total Energy		11,627,166
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.0%
Banks 3.9%
Popular, Inc.	90,189	5,458,238
Regions Financial Corp.	314,008	5,595,623
Total		11,053,861
Capital Markets 2.3%
Carlyle Group, Inc. (The)	205,000	6,549,750
Consumer Finance 2.6%
Discover Financial Services	62,956	7,356,409
Financial Services 2.4%
Voya Financial, Inc.	94,425	6,771,217
Insurance 3.8%
Hanover Insurance Group, Inc. (The)	45,709	5,166,488
Reinsurance Group of America, Inc.	39,245	5,442,889
Total		10,609,377
Total Financials		42,340,614
Health Care 7.3%
Health Care Equipment & Supplies 2.4%
Zimmer Biomet Holdings, Inc.	46,878	6,825,437
Health Care Providers & Services 3.6%
Centene Corp.(a)	72,737	4,906,111
Quest Diagnostics, Inc.	36,369	5,112,026
Total		10,018,137
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	30,545	3,673,036
Total Health Care		20,516,610
Industrials 17.0%
Building Products 3.2%
Trane Technologies PLC	47,724	9,127,692
Electrical Equipment 3.7%
AMETEK, Inc.	63,835	10,333,610
Machinery 5.6%
Ingersoll Rand, Inc.	120,605	7,882,743
ITT, Inc.	84,882	7,911,851
Total		15,794,594
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 2.1%
Southwest Airlines Co.	163,518	5,920,987
Professional Services 2.4%
CACI International, Inc., Class A(a)	19,755	6,733,294
Total Industrials		47,910,177
Information Technology 9.7%
Communications Equipment 2.1%
Motorola Solutions, Inc.	20,233	5,933,934
Electronic Equipment, Instruments & Components 2.4%
Corning, Inc.	188,498	6,604,970
Semiconductors & Semiconductor Equipment 5.2%
Marvell Technology, Inc.	67,932	4,060,975
ON Semiconductor Corp.(a)	54,025	5,109,684
Teradyne, Inc.	49,381	5,497,587
Total		14,668,246
Total Information Technology		27,207,150
Materials 7.9%
Chemicals 4.0%
Chemours Co. LLC (The)	169,276	6,244,592
FMC Corp.	48,374	5,047,343
Total		11,291,935
Metals & Mining 3.9%
ATI, Inc.(a)	138,905	6,143,768
Freeport-McMoRan, Inc.	121,853	4,874,120
Total		11,017,888
Total Materials		22,309,823
Real Estate 8.8%
Health Care REITs 2.6%
Welltower, Inc.	89,785	7,262,708
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 2.2%
First Industrial Realty Trust, Inc.	119,437	6,287,164
Specialized REITs 4.0%
Gaming and Leisure Properties, Inc.	109,917	5,326,578
Lamar Advertising Co., Class A	60,185	5,973,361
Total		11,299,939
Total Real Estate		24,849,811
Utilities 7.6%
Electric Utilities 3.6%
Entergy Corp.	61,185	5,957,584
PG&E Corp.(a)	250,000	4,320,000
Total		10,277,584
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The)	191,200	3,963,576
Multi-Utilities 2.6%
Ameren Corp.	89,029	7,270,998
Total Utilities		21,512,158
Total Common Stocks (Cost $212,364,339)		276,117,883

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	5,551,309	5,549,088
Total Money Market Funds (Cost $5,548,733)		5,549,088
Total Investments in Securities (Cost: $217,913,072)		281,666,971
Other Assets & Liabilities, Net		114,778
Net Assets		281,781,749

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	4,006,708	18,028,639	(16,486,199)	(60)	5,549,088	(317)	96,207	5,551,309
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	18,888,466	—	—	18,888,466
Consumer Discretionary	26,638,008	—	—	26,638,008
Consumer Staples	12,317,900	—	—	12,317,900
Energy	11,627,166	—	—	11,627,166
Financials	42,340,614	—	—	42,340,614
Health Care	20,516,610	—	—	20,516,610
Industrials	47,910,177	—	—	47,910,177
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	27,207,150	—	—	27,207,150
Materials	22,309,823	—	—	22,309,823
Real Estate	24,849,811	—	—	24,849,811
Utilities	21,512,158	—	—	21,512,158
Total Common Stocks	276,117,883	—	—	276,117,883
Money Market Funds	5,549,088	—	—	5,549,088
Total Investments in Securities	281,666,971	—	—	281,666,971
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $212,364,339)	$276,117,883
Affiliated issuers (cost $5,548,733)	5,549,088
Receivable for:
Capital shares sold	30,120
Dividends	284,671
Expense reimbursement due from Investment Manager	525
Prepaid expenses	4,638
Total assets	281,986,925
Liabilities
Payable for:
Capital shares redeemed	95,286
Management services fees	6,279
Distribution and/or service fees	557
Service fees	9,070
Compensation of board members	76,485
Compensation of chief compliance officer	26
Accounting services fees	15,045
Other expenses	2,428
Total liabilities	205,176
Net assets applicable to outstanding capital stock	$281,781,749
Represented by
Trust capital	$281,781,749
Total - representing net assets applicable to outstanding capital stock	$281,781,749
Class 1
Net assets	$167,917,808
Shares outstanding	4,813,714
Net asset value per share	$34.88
Class 2
Net assets	$50,001,772
Shares outstanding	1,477,531
Net asset value per share	$33.84
Class 3
Net assets	$63,862,169
Shares outstanding	1,859,074
Net asset value per share	$34.35
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,603,105
Dividends — affiliated issuers	96,207
Foreign taxes withheld	(9,921)
Total income	2,689,391
Expenses:
Management services fees	1,138,587
Distribution and/or service fees
Class 2	61,395
Class 3	40,364
Service fees	46,049
Compensation of board members	8,817
Custodian fees	3,650
Printing and postage fees	6,941
Accounting services fees	15,045
Legal fees	7,790
Compensation of chief compliance officer	28
Other	4,911
Total expenses	1,333,577
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(83,904)
Total net expenses	1,249,673
Net investment income	1,439,718
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,079,559)
Investments — affiliated issuers	(317)
Net realized loss	(2,079,876)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	12,956,574
Investments — affiliated issuers	(60)
Net change in unrealized appreciation (depreciation)	12,956,514
Net realized and unrealized gain	10,876,638
Net increase in net assets resulting from operations	$12,316,356
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$1,439,718	$2,477,791
Net realized gain (loss)	(2,079,876)	26,536,016
Net change in unrealized appreciation (depreciation)	12,956,514	(61,234,662)
Net increase (decrease) in net assets resulting from operations	12,316,356	(32,220,855)
Decrease in net assets from capital stock activity	(10,739,001)	(33,053,649)
Total increase (decrease) in net assets	1,577,355	(65,274,504)
Net assets at beginning of period	280,204,394	345,478,898
Net assets at end of period	$281,781,749	$280,204,394

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	33,674	1,129,921	101,870	3,446,177
Shares redeemed	(204,645)	(7,249,432)	(1,152,445)	(39,237,356)
Net decrease	(170,971)	(6,119,511)	(1,050,575)	(35,791,179)
Class 2
Shares sold	65,695	2,161,026	292,808	9,704,722
Shares redeemed	(84,992)	(2,777,742)	(174,208)	(5,742,927)
Net increase (decrease)	(19,297)	(616,716)	118,600	3,961,795
Class 3
Shares sold	16,999	576,054	119,998	4,008,253
Shares redeemed	(137,612)	(4,578,828)	(157,218)	(5,232,518)
Net decrease	(120,613)	(4,002,774)	(37,220)	(1,224,265)
Total net decrease	(310,881)	(10,739,001)	(969,195)	(33,053,649)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$33.40	0.19	1.29	1.48
Year Ended 12/31/2022	$36.88	0.30	(3.78)	(3.48)
Year Ended 12/31/2021	$27.87	0.22	8.79	9.01
Year Ended 12/31/2020	$25.93	0.23	1.71	1.94
Year Ended 12/31/2019	$19.70	0.29	5.94	6.23
Year Ended 12/31/2018	$22.72	0.20	(3.22)	(3.02)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$32.44	0.14	1.26	1.40
Year Ended 12/31/2022	$35.91	0.22	(3.69)	(3.47)
Year Ended 12/31/2021	$27.21	0.14	8.56	8.70
Year Ended 12/31/2020	$25.37	0.17	1.67	1.84
Year Ended 12/31/2019	$19.33	0.22	5.82	6.04
Year Ended 12/31/2018	$22.35	0.14	(3.16)	(3.02)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$32.91	0.16	1.28	1.44
Year Ended 12/31/2022	$36.39	0.26	(3.74)	(3.48)
Year Ended 12/31/2021	$27.54	0.18	8.67	8.85
Year Ended 12/31/2020	$25.64	0.20	1.70	1.90
Year Ended 12/31/2019	$19.51	0.25	5.88	6.13
Year Ended 12/31/2018	$22.53	0.16	(3.18)	(3.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$34.88	4.43%	0.89%	0.83%	1.11%	8%	$167,918
Year Ended 12/31/2022	$33.40	(9.44%)	0.88%	0.83%	0.89%	24%	$166,488
Year Ended 12/31/2021	$36.88	32.33%	0.88%	0.82%	0.68%	32%	$222,591
Year Ended 12/31/2020	$27.87	7.48%	0.88%	0.81%	1.03%	40%	$237,299
Year Ended 12/31/2019	$25.93	31.62%	0.88%	0.82%	1.22%	31%	$220,919
Year Ended 12/31/2018	$19.70	(13.29%)	0.89%	0.85%	0.87%	98%	$170,998
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$33.84	4.32%	1.14%	1.08%	0.87%	8%	$50,002
Year Ended 12/31/2022	$32.44	(9.66%)	1.13%	1.08%	0.66%	24%	$48,561
Year Ended 12/31/2021	$35.91	31.97%	1.13%	1.07%	0.45%	32%	$49,498
Year Ended 12/31/2020	$27.21	7.25%	1.13%	1.06%	0.78%	40%	$34,497
Year Ended 12/31/2019	$25.37	31.25%	1.13%	1.07%	0.97%	31%	$34,239
Year Ended 12/31/2018	$19.33	(13.51%)	1.14%	1.10%	0.62%	98%	$25,687
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$34.35	4.38%	1.01%	0.95%	0.98%	8%	$63,862
Year Ended 12/31/2022	$32.91	(9.56%)	1.01%	0.95%	0.78%	24%	$65,155
Year Ended 12/31/2021	$36.39	32.14%	1.01%	0.95%	0.57%	32%	$73,390
Year Ended 12/31/2020	$27.54	7.41%	1.01%	0.94%	0.91%	40%	$59,101
Year Ended 12/31/2019	$25.64	31.42%	1.01%	0.95%	1.08%	31%	$68,354
Year Ended 12/31/2018	$19.51	(13.40%)	1.01%	0.97%	0.73%	98%	$61,387
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.82% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
18	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.82%	0.83%
Class 2	1.07	1.08
Class 3	0.945	0.955
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $23,367,750 and $34,622,710, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
20	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 8. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 95.7% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal,
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023	23

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
24	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023	25

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7021_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Seligman Global Technology Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Seligman Global Technology Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since 2006
Shekhar Pramanick
Technology Team Member
Managed Fund since 2014
Sanjay Devgan
Technology Team Member
Managed Fund since 2014
Christopher Boova
Technology Team Member
Managed Fund since 2016
Vimal Patel
Technology Team Member
Managed Fund since 2018
Sanjiv Wadhwani
Technology Team Member
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/01/96	31.27	27.02	19.73	21.09
Class 2	05/01/00	31.05	26.74	19.43	20.78
MSCI World Information Technology Index (Net)		38.87	36.77	18.70	19.35
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	8.6
Consumer Discretionary	1.9
Financials	4.2
Health Care	0.0(a)
Industrials	2.5
Information Technology	82.8
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2023)
Information Technology
Application Software	9.0
Communications Equipment	3.3
Electronic Equipment & Instruments	1.7
Internet Services & Infrastructure	2.5
IT Consulting & Other Services	0.6
Semiconductor Materials & Equipment	14.6
Semiconductors	25.3
Systems Software	15.4
Technology Hardware, Storage & Peripherals	10.4
Total	82.8
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2023)
Germany	0.7
Israel	1.1
Japan	3.9
Netherlands	1.6
United States(a)	92.7
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2023, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,312.70	1,020.09	5.59	4.89	0.97
Class 2	1,000.00	1,000.00	1,310.50	1,018.85	7.03	6.14	1.22
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Germany 0.7%
TeamViewer SE(a)	62,615	1,006,435
Israel 1.1%
Check Point Software Technologies Ltd.(a)	4,388	551,220
CyberArk Software Ltd.(a)	3,729	582,954
Tower Semiconductor Ltd.(a)	8,630	323,798
Total		1,457,972
Japan 3.9%
Renesas Electronics Corp.(a)	264,400	4,989,840
Sumco Corp.	32,700	463,921
Total		5,453,761
Netherlands 1.6%
NXP Semiconductors NV	11,118	2,275,632
United States 89.5%
Activision Blizzard, Inc.(a)	24,277	2,046,551
Adeia, Inc.	95,019	1,046,159
Advanced Energy Industries, Inc.	20,667	2,303,337
Alphabet, Inc., Class A(a)	41,398	4,955,341
Alphabet, Inc., Class C(a)	16,927	2,047,659
Analog Devices, Inc.	19,424	3,783,989
Apple, Inc.(b)	40,411	7,838,522
Applied Materials, Inc.	33,720	4,873,889
Arista Networks, Inc.(a)	10,478	1,698,065
Bloom Energy Corp., Class A(a)	191,417	3,129,668
Broadcom, Inc.	8,045	6,978,474
Cerence, Inc.(a)	22,427	655,541
Comcast Corp., Class A(b)	16,288	676,766
Dell Technologies, Inc.	39,321	2,127,659
Dropbox, Inc., Class A(a)	147,870	3,943,693
DXC Technology Co.(a)	24,164	645,662
eBay, Inc.	56,802	2,538,481
Eiger BioPharmaceuticals, Inc.(a)	70,340	49,519
F5, Inc.(a)	10,958	1,602,717
Fidelity National Information Services, Inc.	14,731	805,786
Fiserv, Inc.(a)	10,452	1,318,520
Fortinet, Inc.(a)	34,054	2,574,142
Common Stocks (continued)
Issuer	Shares	Value ($)
Gen Digital, Inc.	104,787	1,943,799
GoDaddy, Inc., Class A(a)	45,122	3,390,016
HireRight Holdings Corp.(a)	24,378	275,715
Kulicke & Soffa Industries, Inc.	6,000	356,700
Lam Research Corp.	14,486	9,312,470
Lumentum Holdings, Inc.(a)	19,542	1,108,618
Marvell Technology, Inc.	58,606	3,503,467
Match Group, Inc.(a)	14,593	610,717
Microchip Technology, Inc.	28,291	2,534,591
Microsoft Corp.	16,766	5,709,494
NetApp, Inc.	34,425	2,630,070
NVIDIA Corp.	3,000	1,269,060
ON Semiconductor Corp.(a)	11,025	1,042,744
Oracle Corp.	25,433	3,028,816
Palo Alto Networks, Inc.(a)	13,220	3,377,842
Pinterest, Inc., Class A(a)	13,800	377,292
Qorvo, Inc.(a)	15,921	1,624,420
Rambus, Inc.(a)	14,799	949,652
RingCentral, Inc., Class A(a)	3,728	122,017
Salesforce, Inc.(a)	3,931	830,463
Semtech Corp.(a)	9,600	244,416
Skyworks Solutions, Inc.	2,064	228,464
SMART Global Holdings, Inc.(a)	46,225	1,340,987
Splunk, Inc.(a)	10,646	1,129,434
Synaptics, Inc.(a)	32,036	2,735,234
Synopsys, Inc.(a)	10,195	4,439,005
Tenable Holdings, Inc.(a)	14,115	614,708
Teradyne, Inc.	41,123	4,578,224
Thoughtworks Holding, Inc.(a)	25,123	189,679
T-Mobile US, Inc.(a)	5,591	776,590
Transphorm, Inc.(a)	29,417	100,018
Visa, Inc., Class A	14,635	3,475,520
VMware, Inc., Class A(a)	8,125	1,167,481
Western Digital Corp.(a)	36,386	1,380,121
Total		124,037,984
Total Common Stocks (Cost $93,730,081)		134,231,784

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(c),(d)	4,669,793	4,667,925
Total Money Market Funds (Cost $4,667,513)		4,667,925
Total Investments in Securities (Cost $98,397,594)		138,899,709
Other Assets & Liabilities, Net		(270,878)
Net Assets		$138,628,831
At June 30, 2023, securities and/or cash totaling $2,234,621 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(1,706,936)	(88)	180.00	9/15/2023	(48,656)	(159,500)
Comcast Corp	Morgan Stanley	USD	(527,685)	(127)	45.00	1/19/2024	(12,275)	(18,161)
Total							(60,931)	(177,661)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	1,590,299	17,988,987	(14,911,675)	314	4,667,925	(165)	63,733	4,669,793
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Germany	—	1,006,435	—	1,006,435
Israel	1,457,972	—	—	1,457,972
Japan	—	5,453,761	—	5,453,761
Netherlands	2,275,632	—	—	2,275,632
United States	124,037,984	—	—	124,037,984
Total Common Stocks	127,771,588	6,460,196	—	134,231,784
Money Market Funds	4,667,925	—	—	4,667,925
Total Investments in Securities	132,439,513	6,460,196	—	138,899,709
Investments in Derivatives
Liability
Call Option Contracts Written	(177,661)	—	—	(177,661)
Total	132,261,852	6,460,196	—	138,722,048
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $93,730,081)	$134,231,784
Affiliated issuers (cost $4,667,513)	4,667,925
Cash	5
Receivable for:
Investments sold	44,091
Capital shares sold	44,057
Dividends	62,284
Foreign tax reclaims	2,486
Expense reimbursement due from Investment Manager	777
Prepaid expenses	3,934
Total assets	139,057,343
Liabilities
Option contracts written, at value (premiums received $60,931)	177,661
Payable for:
Investments purchased	52,314
Capital shares redeemed	80,500
Management services fees	3,436
Distribution and/or service fees	580
Service fees	50,052
Compensation of board members	48,326
Compensation of chief compliance officer	11
Other expenses	15,632
Total liabilities	428,512
Net assets applicable to outstanding capital stock	$138,628,831
Represented by
Paid in capital	87,042,134
Total distributable earnings (loss)	51,586,697
Total - representing net assets applicable to outstanding capital stock	$138,628,831
Class 1
Net assets	$52,985,497
Shares outstanding	1,953,948
Net asset value per share	$27.12
Class 2
Net assets	$85,643,334
Shares outstanding	3,724,073
Net asset value per share	$23.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	9

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$499,478
Dividends — affiliated issuers	63,733
Foreign taxes withheld	(6,951)
Total income	556,260
Expenses:
Management services fees	550,023
Distribution and/or service fees
Class 2	92,707
Service fees	104,369
Compensation of board members	7,506
Custodian fees	7,034
Printing and postage fees	4,035
Accounting services fees	16,309
Legal fees	6,689
Compensation of chief compliance officer	12
Other	5,205
Total expenses	793,889
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(116,373)
Total net expenses	677,516
Net investment loss	(121,256)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,177,939
Investments — affiliated issuers	(165)
Foreign currency translations	(3,938)
Option contracts written	695
Net realized gain	5,174,531
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	27,526,422
Investments — affiliated issuers	314
Foreign currency translations	(99)
Option contracts written	(130,406)
Net change in unrealized appreciation (depreciation)	27,396,231
Net realized and unrealized gain	32,570,762
Net increase in net assets resulting from operations	$32,449,506
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment loss	$(121,256)	$(383,216)
Net realized gain	5,174,531	6,654,335
Net change in unrealized appreciation (depreciation)	27,396,231	(58,071,633)
Net increase (decrease) in net assets resulting from operations	32,449,506	(51,800,514)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(11,069,734)
Class 2	—	(18,760,666)
Total distributions to shareholders	—	(29,830,400)
Increase (decrease) in net assets from capital stock activity	(702,361)	14,755,455
Total increase (decrease) in net assets	31,747,145	(66,875,459)
Net assets at beginning of period	106,881,686	173,757,145
Net assets at end of period	$138,628,831	$106,881,686

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	62,156	1,483,106	61,279	1,346,007
Distributions reinvested	—	—	466,094	11,069,734
Shares redeemed	(75,643)	(1,734,276)	(233,114)	(6,564,096)
Net increase (decrease)	(13,487)	(251,170)	294,259	5,851,645
Class 2
Shares sold	707,262	14,651,181	651,021	13,854,015
Distributions reinvested	—	—	929,206	18,760,666
Shares redeemed	(757,366)	(15,102,372)	(914,227)	(23,710,871)
Net increase (decrease)	(50,104)	(451,191)	666,000	8,903,810
Total net increase (decrease)	(63,591)	(702,361)	960,259	14,755,455
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$20.66	(0.01)	6.47	6.46	—	—	—
Year Ended 12/31/2022	$39.33	(0.04)	(11.51)	(11.55)	—	(7.12)	(7.12)
Year Ended 12/31/2021	$31.55	(0.01)	11.76	11.75	(0.15)	(3.82)	(3.97)
Year Ended 12/31/2020	$23.36	0.15	10.03	10.18	—	(1.99)	(1.99)
Year Ended 12/31/2019	$17.78	0.02	9.00	9.02	—	(3.44)	(3.44)
Year Ended 12/31/2018	$21.56	0.01	(1.47)	(1.46)	—	(2.32)	(2.32)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$17.55	(0.03)	5.48	5.45	—	—	—
Year Ended 12/31/2022	$34.73	(0.10)	(10.04)	(10.14)	—	(7.04)	(7.04)
Year Ended 12/31/2021	$28.26	(0.09)	10.48	10.39	(0.10)	(3.82)	(3.92)
Year Ended 12/31/2020	$21.12	0.08	9.00	9.08	—	(1.94)	(1.94)
Year Ended 12/31/2019	$16.33	(0.03)	8.20	8.17	—	(3.38)	(3.38)
Year Ended 12/31/2018	$19.99	(0.04)	(1.35)	(1.39)	—	(2.27)	(2.27)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$27.12	31.27%	1.17%	0.97%	(0.05%)	12%	$52,985
Year Ended 12/31/2022	$20.66	(31.72%)	1.17%(c)	0.98%(c)	(0.16%)	15%	$40,656
Year Ended 12/31/2021	$39.33	39.03%	1.17%(c)	0.99%(c)	(0.04%)	35%	$65,802
Year Ended 12/31/2020	$31.55	46.18%	1.19%(c),(d)	0.98%(c),(d)	0.62%	46%	$58,611
Year Ended 12/31/2019	$23.36	55.31%	1.18%(c)	0.97%(c)	0.09%	56%	$44,565
Year Ended 12/31/2018	$17.78	(8.15%)	1.09%(c),(d)	1.03%(c),(d)	0.05%	44%	$32,129
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$23.00	31.05%	1.42%	1.22%	(0.30%)	12%	$85,643
Year Ended 12/31/2022	$17.55	(31.86%)	1.42%(c)	1.23%(c)	(0.41%)	15%	$66,225
Year Ended 12/31/2021	$34.73	38.68%	1.42%(c)	1.24%(c)	(0.28%)	35%	$107,955
Year Ended 12/31/2020	$28.26	45.80%	1.44%(c),(d)	1.23%(c),(d)	0.37%	46%	$77,167
Year Ended 12/31/2019	$21.12	54.97%	1.43%(c)	1.21%(c)	(0.15%)	56%	$57,023
Year Ended 12/31/2018	$16.33	(8.45%)	1.33%(c),(d)	1.28%(c),(d)	(0.22%)	44%	$33,975
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	13

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund has written option contracts to decrease the Fund’s exposure to equity risk and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund
16	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	177,661
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	695

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	(130,406)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average value ($)*
Option contracts written	(124,770)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
Morgan Stanley ($)
Liabilities
Call option contracts written	177,661
Total financial and derivative net assets	(177,661)
Total collateral received (pledged) (a)	(177,661)
Net amount (b)	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
18	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.705% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.915% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.17% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.96%	0.98%
Class 2	1.21	1.23
20	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
98,337,000	46,397,000	(6,012,000)	40,385,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $13,784,910 and $17,335,860, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
22	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At June 30, 2023, two unaffiliated shareholders of record owned 68.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	23

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
24	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments.  The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	25

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing
26	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.  The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2023	27

Columbia Variable Portfolio – Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7072_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Limited Duration Credit Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Limited Duration Credit Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio management
Tom Murphy, CFA
Lead Portfolio Manager
Managed Fund since 2010
Royce D. Wilson, CFA
Portfolio Manager
Managed Fund since 2012
John Dawson, CFA
Portfolio Manager
Managed Fund since 2020
Shannon Rinehart, CFA
Portfolio Manager
Managed Fund since 2022
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	2.29	2.87	1.90	1.62
Class 2	05/07/10	2.30	2.72	1.66	1.37
Bloomberg U.S. 1-5 Year Corporate Index		1.75	1.72	1.81	1.92
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Corporate Bonds & Notes	92.9
Money Market Funds	5.6
U.S. Treasury Obligations	1.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2023)
AAA rating	2.1
AA rating	0.9
A rating	29.2
BBB rating	64.4
BB rating	3.4
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,022.90	1,022.74	2.22	2.22	0.44
Class 2	1,000.00	1,000.00	1,023.00	1,021.49	3.48	3.48	0.69
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 89.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 4.1%
Boeing Co. (The)
02/01/2026	2.750%	21,500,000	20,028,236
02/04/2026	2.196%	5,991,000	5,501,495
Howmet Aerospace, Inc.
01/15/2029	3.000%	9,025,000	7,905,766
Total			33,435,497
Automotive 0.7%
General Motors Financial Co., Inc.
04/10/2028	2.400%	6,237,000	5,378,440
Banking 15.6%
Bank of America Corp.(a)
12/20/2028	3.419%	40,552,000	37,281,719
HSBC Holdings PLC(a)
03/09/2029	6.161%	17,410,000	17,572,649
JPMorgan Chase & Co.(a)
06/14/2030	4.565%	24,105,000	23,174,632
10/15/2030	2.739%	13,477,000	11,615,032
Morgan Stanley(a)
05/04/2027	1.593%	3,793,000	3,395,560
01/21/2028	2.475%	10,880,000	9,824,158
PNC Financial Services Group, Inc. (The)(a)
06/12/2029	5.582%	9,151,000	9,110,080
US Bancorp(a)
06/12/2029	5.775%	7,782,000	7,778,924
Wells Fargo & Co.(a)
06/17/2027	3.196%	8,718,000	8,190,038
Total			127,942,792
Building Materials 0.7%
Ferguson Finance PLC(b)
04/20/2027	4.250%	6,192,000	5,941,483
Cable and Satellite 2.2%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	21,875,000	18,218,221
Electric 21.1%
AES Corp. (The)
01/15/2026	1.375%	10,487,000	9,365,993
CenterPoint Energy, Inc.
09/01/2024	2.500%	2,772,000	2,662,571
CMS Energy Corp.
11/15/2025	3.600%	30,396,000	28,769,360
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
03/15/2027	3.800%	6,879,000	6,432,637
Edison International
11/15/2024	3.550%	2,150,000	2,079,629
11/15/2028	5.250%	3,388,000	3,301,079
Emera U.S. Finance LP
06/15/2024	0.833%	2,962,000	2,804,411
Emera US Finance LP
06/15/2026	3.550%	24,794,000	23,476,633
Eversource Energy
08/15/2030	1.650%	7,816,000	6,212,201
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	11,980,000	11,681,311
Georgia Power Co.
07/30/2023	2.100%	12,915,000	12,873,232
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.400% 11/03/2023	5.460%	7,255,000	7,254,075
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	9,550,000	9,373,242
NRG Energy, Inc.(b)
12/02/2027	2.450%	12,997,000	10,940,902
Pacific Gas and Electric Co.
06/15/2028	3.000%	11,645,000	10,085,849
01/15/2029	6.100%	3,956,000	3,894,362
Pennsylvania Electric Co.(b)
03/30/2026	5.150%	1,221,000	1,202,663
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	3,045,000	2,991,101
Southern Co.(The)
06/15/2028	4.850%	8,515,000	8,360,138
WEC Energy Group, Inc.
06/15/2025	3.550%	2,212,000	2,115,361
01/15/2028	4.750%	6,555,000	6,410,683
Total			172,287,433
Environmental 0.6%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	5,450,000	5,188,080
Food and Beverage 3.3%
Bacardi Ltd.(b)
05/15/2028	4.700%	28,013,000	27,066,088
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 6.2%
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	8,040,000	8,133,275
HCA, Inc.
06/15/2026	5.250%	8,113,000	8,026,885
06/01/2028	5.200%	8,505,000	8,457,084
HCA, Inc.(b)
03/15/2027	3.125%	13,375,000	12,282,534
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.390% 10/18/2023	5.450%	14,166,000	14,162,685
Total			51,062,463
Healthcare Insurance 2.9%
Aetna, Inc.
11/15/2024	3.500%	2,425,000	2,352,957
Centene Corp.
07/15/2028	2.450%	24,490,000	20,992,198
Total			23,345,155
Independent Energy 0.5%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,974,000	1,839,843
Occidental Petroleum Corp.
09/01/2028	6.375%	2,504,000	2,553,040
Total			4,392,883
Life Insurance 9.5%
Five Corners Funding Trust(b)
11/15/2023	4.419%	15,160,000	15,007,601
MassMutual Global Funding II(b)
04/10/2026	4.500%	6,720,000	6,578,085
New York Life Global Funding(b)
08/07/2030	1.200%	5,055,000	3,912,279
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	20,087,000	19,355,801
Principal Life Global Funding II(b)
11/21/2024	2.250%	17,640,000	16,739,431
08/16/2026	1.250%	13,167,000	11,492,569
Voya Financial, Inc.
06/15/2026	3.650%	5,350,000	5,031,036
Total			78,116,802
Media and Entertainment 2.0%
Netflix, Inc.(b)
11/15/2029	5.375%	3,880,000	3,893,269
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Warnermedia Holdings, Inc.
03/15/2029	4.054%	13,240,000	12,099,783
Total			15,993,052
Midstream 3.3%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	4,685,000	4,474,500
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	16,055,000	15,529,087
Western Gas Partners LP
07/01/2026	4.650%	7,609,000	7,321,932
Total			27,325,519
Natural Gas 1.1%
NiSource, Inc.
03/30/2028	5.250%	5,883,000	5,888,895
09/01/2029	2.950%	3,728,000	3,265,829
Total			9,154,724
Packaging 1.5%
Berry Global, Inc.(b)
04/15/2028	5.500%	12,720,000	12,550,761
Pharmaceuticals 2.8%
Amgen, Inc.
03/02/2028	5.150%	6,243,000	6,234,539
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	16,790,000	16,514,137
Total			22,748,676
Technology 4.5%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,734,000	1,672,637
07/15/2025	4.500%	6,264,000	6,128,771
Microchip Technology, Inc.
09/01/2023	2.670%	12,140,000	12,074,844
02/15/2024	0.972%	6,364,000	6,160,357
09/01/2024	0.983%	11,387,000	10,744,718
Total			36,781,327
Tobacco 1.4%
BAT Capital Corp.
08/15/2027	3.557%	12,055,000	11,098,596
Transportation Services 1.6%
ERAC USA Finance LLC(b)
05/01/2028	4.600%	13,155,000	12,799,954

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 3.7%
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	15,605,650	15,425,265
T-Mobile US, Inc.
02/15/2026	2.250%	10,253,000	9,444,252
04/15/2027	3.750%	5,368,000	5,085,315
Total			29,954,832
Total Corporate Bonds & Notes (Cost $759,770,092)			730,782,778

U.S. Treasury Obligations 1.4%

U.S. Treasury
07/31/2027	2.750%	12,218,600	11,519,849
Total U.S. Treasury Obligations (Cost $12,088,099)			11,519,849
Money Market Funds 5.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(d),(e)	44,207,114	44,189,431
Total Money Market Funds (Cost $44,186,248)		44,189,431
Total Investments in Securities (Cost: $816,044,439)		786,492,058
Other Assets & Liabilities, Net		31,509,547
Net Assets		818,001,605

At June 30, 2023, securities and/or cash totaling $2,547,256 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,302	09/2023	USD	264,753,563	—	(3,258,328)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(389)	09/2023	USD	(43,671,328)	828,828	—
U.S. Treasury 5-Year Note	(873)	09/2023	USD	(93,492,844)	1,651,675	—
U.S. Treasury Ultra 10-Year Note	(11)	09/2023	USD	(1,302,813)	15,703	—
Total					2,496,206	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2023.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $205,905,818, which represents 25.17% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	20,549,107	237,486,503	(213,846,342)	163	44,189,431	(1,549)	480,206	44,207,114
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	730,782,778	—	730,782,778
U.S. Treasury Obligations	—	11,519,849	—	11,519,849
Money Market Funds	44,189,431	—	—	44,189,431
Total Investments in Securities	44,189,431	742,302,627	—	786,492,058
Investments in Derivatives
Asset
Futures Contracts	2,496,206	—	—	2,496,206
Liability
Futures Contracts	(3,258,328)	—	—	(3,258,328)
Total	43,427,309	742,302,627	—	785,729,936
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $771,858,191)	$742,302,627
Affiliated issuers (cost $44,186,248)	44,189,431
Cash	4
Margin deposits on:
Futures contracts	2,547,256
Receivable for:
Investments sold	27,743,985
Capital shares sold	301,517
Dividends	104,312
Interest	6,158,421
Expense reimbursement due from Investment Manager	2,041
Prepaid expenses	6,485
Total assets	823,356,079
Liabilities
Payable for:
Investments purchased	4,934,052
Capital shares redeemed	137,068
Variation margin for futures contracts	109,246
Management services fees	10,707
Distribution and/or service fees	703
Service fees	5,109
Compensation of board members	136,060
Compensation of chief compliance officer	90
Other expenses	21,439
Total liabilities	5,354,474
Net assets applicable to outstanding capital stock	$818,001,605
Represented by
Paid in capital	861,244,025
Total distributable earnings (loss)	(43,242,420)
Total - representing net assets applicable to outstanding capital stock	$818,001,605
Class 1
Net assets	$715,126,747
Shares outstanding	76,236,400
Net asset value per share	$9.38
Class 2
Net assets	$102,874,858
Shares outstanding	11,030,550
Net asset value per share	$9.33
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$480,206
Interest	16,633,329
Foreign taxes withheld	(13,075)
Total income	17,100,460
Expenses:
Management services fees	2,061,681
Distribution and/or service fees
Class 2	128,719
Service fees	33,749
Compensation of board members	14,546
Custodian fees	3,937
Printing and postage fees	5,718
Accounting services fees	15,045
Legal fees	11,810
Compensation of chief compliance officer	83
Other	10,714
Total expenses	2,286,002
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(272,378)
Total net expenses	2,013,624
Net investment income	15,086,836
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(14,156,570)
Investments — affiliated issuers	(1,549)
Futures contracts	(2,226,865)
Net realized loss	(16,384,984)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	23,393,474
Investments — affiliated issuers	163
Futures contracts	(1,309,080)
Net change in unrealized appreciation (depreciation)	22,084,557
Net realized and unrealized gain	5,699,573
Net increase in net assets resulting from operations	$20,786,409
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$15,086,836	$26,334,079
Net realized loss	(16,384,984)	(35,108,860)
Net change in unrealized appreciation (depreciation)	22,084,557	(51,686,086)
Net increase (decrease) in net assets resulting from operations	20,786,409	(60,460,867)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(9,185,017)
Class 2	—	(477,058)
Total distributions to shareholders	—	(9,662,075)
Increase (decrease) in net assets from capital stock activity	(121,683,606)	90,106,344
Total increase (decrease) in net assets	(100,897,197)	19,983,402
Net assets at beginning of period	918,898,802	898,915,400
Net assets at end of period	$818,001,605	$918,898,802

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	206,483	1,927,070	82,536,420	767,606,691
Distributions reinvested	—	—	990,832	9,185,017
Shares redeemed	(13,242,093)	(123,552,725)	(76,228,754)	(701,071,006)
Net increase (decrease)	(13,035,610)	(121,625,655)	7,298,498	75,720,702
Class 2
Shares sold	749,395	6,964,632	2,904,349	26,681,242
Distributions reinvested	—	—	51,630	477,058
Shares redeemed	(753,859)	(7,022,583)	(1,373,476)	(12,772,658)
Net increase (decrease)	(4,464)	(57,951)	1,582,503	14,385,642
Total net increase (decrease)	(13,040,074)	(121,683,606)	8,881,001	90,106,344
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$9.17	0.16	0.05	0.21	—	—
Year Ended 12/31/2022	$9.84	0.23	(0.83)	(0.60)	(0.07)	(0.07)
Year Ended 12/31/2021	$10.06	0.11	(0.17)	(0.06)	(0.16)	(0.16)
Year Ended 12/31/2020	$9.76	0.19	0.38	0.57	(0.27)	(0.27)
Year Ended 12/31/2019	$9.28	0.25	0.46	0.71	(0.23)	(0.23)
Year Ended 12/31/2018	$9.44	0.21	(0.19)	0.02	(0.18)	(0.18)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$9.12	0.15	0.06	0.21	—	—
Year Ended 12/31/2022	$9.79	0.20	(0.82)	(0.62)	(0.05)	(0.05)
Year Ended 12/31/2021	$10.01	0.08	(0.16)	(0.08)	(0.14)	(0.14)
Year Ended 12/31/2020	$9.72	0.16	0.38	0.54	(0.25)	(0.25)
Year Ended 12/31/2019	$9.24	0.22	0.47	0.69	(0.21)	(0.21)
Year Ended 12/31/2018	$9.40	0.19	(0.19)	0.00(c)	(0.16)	(0.16)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$9.38	2.29%	0.50%	0.44%	3.52%	34%	$715,127
Year Ended 12/31/2022	$9.17	(6.08%)	0.49%	0.46%	2.45%	110%	$818,216
Year Ended 12/31/2021	$9.84	(0.59%)	0.50%	0.48%	1.08%	88%	$806,365
Year Ended 12/31/2020	$10.06	5.90%	0.50%	0.49%	1.92%	92%	$666,530
Year Ended 12/31/2019	$9.76	7.69%	0.50%	0.49%	2.58%	110%	$684,486
Year Ended 12/31/2018	$9.28	0.24%	0.50%	0.50%	2.30%	62%	$707,421
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$9.33	2.30%	0.75%	0.69%	3.29%	34%	$102,875
Year Ended 12/31/2022	$9.12	(6.36%)	0.74%	0.71%	2.18%	110%	$100,683
Year Ended 12/31/2021	$9.79	(0.84%)	0.75%	0.73%	0.83%	88%	$92,550
Year Ended 12/31/2020	$10.01	5.57%	0.75%	0.74%	1.63%	92%	$85,193
Year Ended 12/31/2019	$9.72	7.47%	0.75%	0.74%	2.32%	110%	$54,988
Year Ended 12/31/2018	$9.24	(0.02%)	0.75%	0.75%	2.06%	62%	$46,253
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
16	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark,. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,496,206*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,258,328*

18	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(2,226,865)
Total	(2,226,865)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,309,080)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	250,364,743
Futures contracts — short	158,436,540

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
20	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.33% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.48% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.41%	0.45%
Class 2	0.66	0.70
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
816,044,000	2,829,000	(33,143,000)	(30,314,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(14,973,388)	(22,053,312)	(37,026,700)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $287,932,786 and $447,046,452, respectively, for the six months ended June 30, 2023, of which $27,327,657 and $61,251,799, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 99.2% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
24	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	25

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Limited Duration Credit Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
26	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	27

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational
28	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2023	29

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Columbia Variable Portfolio – Limited Duration Credit Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7015_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Commodity Strategy Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Commodity Strategy Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with total return.
Portfolio management
Marc Khalamayzer, CFA
Commodity Strategies Co-Portfolio Manager
Managed Fund since 2019
Matthew Ferrelli, CFA
Commodity Strategies Co-Portfolio Manager
Managed Fund since 2019
Ronald Stahl, CFA
Cash/Liquidity Strategies Co-Portfolio Manager
Managed Fund since 2021
Gregory Liechty
Cash/Liquidity Strategies Co-Portfolio Manager
Managed Fund since 2021
John D. Dempsey, CFA
Cash/Liquidity Strategies Co-Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	04/30/13	-7.83	-8.18	6.14	-0.63
Class 2	04/30/13	-7.98	-8.58	5.85	-0.91
Bloomberg Commodity Index Total Return		-7.79	-9.61	4.73	-0.99
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Commodity Index Total Return is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index. This combines the returns of the Bloomberg Commodity Index with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Asset-Backed Securities — Non-Agency	35.1
Commercial Mortgage-Backed Securities - Non-Agency	3.0
Corporate Bonds & Notes	41.1
Foreign Government Obligations	0.8
Money Market Funds(a)	15.7
Residential Mortgage-Backed Securities - Non-Agency	2.6
U.S. Government & Agency Obligations	0.8
U.S. Treasury Obligations	0.9
Total	100.0

(a)	Includes investments in Money Market Funds, including investing for the purpose of covering obligations relating to the Fund’s investment in derivatives. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and the derivative instruments discussion in Note 2 to the Notes to Consolidated Financial Statements.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Commodities market exposure (%) (at June 30, 2023)
Commodities contracts(a)	Long	Short	Net
Agriculture	28.7	—	28.7
Energy	31.5	—	31.5
Industrial Metals	13.9	—	13.9
Livestock	6.5	—	6.5
Precious Metals	19.4	—	19.4
Total notional market value of commodities contracts	100.0	—	100.0
(a) Reflects notional market value of commodities contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities contract are shown in the Consolidated Portfolio of Investments. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 of the Notes to Consolidated Financial Statements.

4	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	921.70	1,021.24	3.55	3.73	0.74
Class 2	1,000.00	1,000.00	920.20	1,020.00	4.74	4.99	0.99
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	5

Consolidated Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 28.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Auto Trust(a)
Series 2021-A Class A
04/15/2027	1.080%	6,560	6,544
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	210,165	209,394
Subordinated Series 2021-3 Class C
11/15/2027	0.980%	851,575	835,947
AmeriCredit Automobile Receivables Trust
Series 2021-3 Class A3
08/18/2026	0.760%	1,586,922	1,532,888
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	43,662	42,731
BMW Vehicle Lease Trust
Series 2021-1 Class A4
07/25/2024	0.370%	291,839	290,556
Subordinated Series 2022-1 Class A3
03/25/2025	1.100%	817,089	802,961
Carmax Auto Owner Trust
Series 2019-3 Class A4
04/15/2025	2.300%	436,649	434,236
CarMax Auto Owner Trust
Series 2019-4 Class A3
11/15/2024	2.020%	58,320	58,169
Series 2022-1 Class A2
02/18/2025	0.910%	167,763	167,042
CCG Receivables Trust(a)
Series 2021-2 Class A2
03/14/2029	0.540%	1,030,975	991,152
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	136,873	132,420
CPS Auto Receivables Trust(a)
Series 2022-A Class A
04/16/2029	0.980%	16,924	16,850
Dext ABS LLC(a)
Series 2023-1 Class A1
04/15/2024	5.680%	370,354	370,051
DLL Finance LLC(a)
Series 2023-1A Class A1
02/20/2024	5.014%	516,760	516,285
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	37,155	37,023
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	212,334	210,296
Series 2022-1A Class A
04/15/2026	1.580%	401,348	397,746
Series 2022-3A Class A
10/15/2026	6.050%	1,166,943	1,166,936
Subordinated Series 2019-3A Class E
08/17/2026	3.850%	625,000	619,041
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	251,026	245,501
Enterprise Fleet Financing LLC(a)
Series 2023-1 Class A1
03/20/2024	5.330%	190,523	190,318
Exeter Automobile Receivables Trust
Series 2023-1A Class A2
06/16/2025	5.610%	904,858	904,219
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	147,785	144,631
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	925,134	919,004
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	111,471	107,085
Ford Credit Auto Lease Trust
Series 2021-B Class A3
10/15/2024	0.370%	59,222	58,865
Ford Credit Auto Owner Trust(a)
Series 2019-1 Class A
07/15/2030	3.520%	550,000	542,896
Ford Credit Auto Owner Trust
Series 2020-B Class A4
11/15/2025	0.790%	300,000	293,348
Series 2023-A Class A1
04/15/2024	5.028%	296,855	296,765
Ford Credit Floorplan Master Owner Trust
Series 2020-1 Class A1
09/15/2025	0.700%	575,000	569,532
FREED ABS Trust(a)
Series 2022-4FP Class A
12/18/2029	6.490%	40,603	40,613
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	161,780	161,325
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Consolidated Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	89,403	89,117
GM Financial Automobile Leasing Trust
Series 2021-2 Class A4
05/20/2025	0.410%	722,000	714,181
Subordinated Series 2021-1 Class C
02/20/2025	0.700%	200,000	199,564
GM Financial Consumer Automobile Receivables Trust
Series 2020-1 Class A4
03/17/2025	1.900%	179,596	178,467
Series 2020-3 Class A3
04/16/2025	0.450%	242,625	239,043
Series 2021-2 Class A3
04/16/2026	0.510%	448,808	433,769
Series 2023-1 Class A2A
03/16/2026	5.190%	775,000	772,172
GreatAmerica Leasing Receivables(a)
Series 2023-1 Class A1
06/14/2024	5.519%	1,057,169	1,057,166
Harley-Davidson Motorcycle Trust
Series 2021-A Class A3
04/15/2026	0.370%	437,124	426,613
Honda Auto Receivables Owner Trust
Series 2020-2 Class A4
10/15/2026	1.090%	300,000	296,179
Hyundai Auto Lease Securitization Trust(a)
Series 2021-B Class A3
06/17/2024	0.330%	151,634	151,039
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	346,700	334,677
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	90,832	86,780
Kubota Credit Owner Trust(a)
Series 2023-1A Class A1
03/15/2024	5.292%	557,665	557,247
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	31,728	30,932
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	54,192	51,999
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	29,540	28,828
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	150,000	144,375
MMAF Equipment Finance LLC(a)
Series 2020-A Class A2
04/09/2024	0.740%	11,907	11,900
Nissan Auto Lease Trust
Series 2021-A Class A3
08/15/2024	0.520%	113,225	112,395
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	216,906	217,340
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	48,050	47,785
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	31,338	31,280
Series 2021-3 Class A
05/15/2029	1.150%	120,140	118,983
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	304,364	296,303
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	1,273,590	1,250,922
Series 2022-1 Class A3
11/17/2025	1.940%	352,647	350,837
Series 2022-2 Class A3
10/15/2026	2.980%	836,727	827,526
Series 2022-3 Class A3
12/15/2026	3.400%	664,434	655,888
Series 2022-4 Class A2
07/15/2025	4.050%	276,532	276,152
Series 2022-5 Class A3
08/17/2026	4.110%	400,000	396,009
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	29,785	29,691
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	40,338	40,198
Santander Retail Auto Lease Trust(a)
Series 2021-A Class A3
07/22/2024	0.510%	145,429	143,855
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	18,500	18,390
Series 2022-1A Class A
02/15/2028	1.850%	146,624	144,374

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	7

Consolidated Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Auto Loan Extended Note Trust(a)
Series 2019-1A Class A
11/25/2031	2.560%	1,700,000	1,650,977
Toyota Auto Receivables Owner Trust
Series 2022-A Class A3
06/15/2026	1.230%	425,000	407,164
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	43,482	41,189
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	70,334	69,633
Verizon Master Trust
Series 2021-1 Class A
05/20/2027	0.500%	1,500,000	1,431,841
Series 2022-1 Class A
01/20/2027	1.040%	1,825,000	1,820,834
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	107,548	104,747
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A4
08/20/2026	1.260%	650,000	636,550
Westlake Automobile Receivables Trust(a)
Series 2022-1A Class A2A
12/16/2024	1.970%	33,947	33,838
Series 2022-3A Class A2
07/15/2025	5.240%	346,868	346,180
Series 2023-2A Class A1
03/15/2024	5.266%	553,182	552,954
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	1,134,000	1,119,330
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	157,132	152,273
World Omni Automobile Lease Securitization Trust
Series 2022-A Class A2
10/15/2024	2.630%	368,737	366,260
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	199,227	193,119
Total Asset-Backed Securities — Non-Agency (Cost $32,954,540)			33,001,235

Commercial Mortgage-Backed Securities - Non-Agency 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. Trust(a),(b)
Series 2022-SHIP Class A
1-month Term SOFR + 0.731% Floor 0.731% 08/15/2036	5.878%	325,000	322,684
GS Mortgage Securities Trust(c)
Series 2013-GC13 Class A5
07/10/2046	4.086%	566,677	565,395
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	1,007,556	1,005,813
JPMorgan Chase Commercial Mortgage Securities Trust
Subordinated Series 2013-C16 Class AS
12/15/2046	4.517%	525,000	519,670
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A4
11/15/2046	4.039%	420,000	415,926
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,812,363)			2,829,488

Corporate Bonds & Notes 33.9%

Aerospace & Defense 1.2%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	414,000	397,024
Boeing Co. (The)
05/01/2025	4.875%	390,000	384,410
Harris Corp.
04/27/2025	3.832%	201,000	194,816
United Technologies Corp.
08/16/2025	3.950%	400,000	391,897
Total			1,368,147
Automotive 0.7%
Daimler Trucks Finance North America LLC(a),(b)
SOFR + 1.000% 04/05/2024	6.060%	335,000	335,502
Toyota Motor Credit Corp.
06/14/2024	0.500%	450,000	427,181
Total			762,683
Banking 10.3%
American Express Co.(b)
3-month USD LIBOR + 0.750% 08/03/2023	6.052%	415,000	415,011
SOFR + 0.720% 05/03/2024	5.780%	14,000	14,009
Bank of America Corp.(b)
SOFR + 1.100% 04/25/2025	6.160%	725,000	726,497

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Consolidated Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Montreal
06/07/2025	3.700%	375,000	362,352
Bank of New York Mellon Corp. (The)(b)
SOFR + 0.260% 04/26/2024	5.320%	77,000	76,810
Bank of Nova Scotia (The)(b)
SOFR + 1.090% 06/12/2025	6.150%	400,000	400,934
BBVA USA
08/27/2024	2.500%	464,000	444,657
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	6.204%	450,000	450,353
Citigroup, Inc.(d)
04/24/2025	3.352%	750,000	733,183
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.820% 06/04/2024	6.319%	400,000	401,073
Cooperatieve Rabobank UA(b)
SOFR + 0.300% 01/12/2024	5.360%	400,000	399,422
Credit Suisse AG
08/09/2024	4.750%	350,000	342,245
Discover Bank
09/12/2024	2.450%	325,000	307,855
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.600% 11/29/2023	7.063%	650,000	652,277
HSBC Holdings PLC(d)
08/17/2024	0.732%	407,000	404,037
JPMorgan Chase & Co.(d)
12/15/2025	5.546%	775,000	772,040
Morgan Stanley(d)
10/21/2025	1.164%	650,000	607,690
National Australia Bank Ltd.
05/13/2025	5.200%	375,000	374,155
Royal Bank of Canada(b)
3-month USD LIBOR + 0.660% 10/05/2023	5.883%	399,000	399,269
Skandinaviska Enskilda Banken AB(a),(b)
3-month USD LIBOR + 0.320% 09/01/2023	5.816%	350,000	349,853
State Street Corp.(d)
12/03/2024	3.776%	425,000	421,048
Toronto-Dominion Bank (The)(b)
SOFR + 0.910% 03/08/2024	5.970%	375,000	375,654
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Truist Bank(b)
SOFR + 0.200% 01/17/2024	5.260%	400,000	396,122
UBS Group AG(a),(d)
08/05/2025	4.490%	400,000	390,921
US Bancorp
11/17/2025	3.950%	415,000	399,213
Wells Fargo & Co.(d)
05/19/2025	0.805%	675,000	643,535
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.770% 02/26/2024	6.194%	450,000	450,752
Total			11,710,967
Cable and Satellite 0.7%
Charter Communications Operating LLC/Capital(b)
3-month USD LIBOR + 1.650% 02/01/2024	6.949%	375,000	376,161
Comcast Corp.
10/15/2025	3.950%	400,000	389,781
Total			765,942
Chemicals 0.3%
DuPont de Nemours, Inc.(b)
3-month USD LIBOR + 1.110% 11/15/2023	6.431%	390,000	390,856
Construction Machinery 0.7%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	425,000	396,687
John Deere Capital Corp.
03/03/2025	5.150%	400,000	400,298
Total			796,985
Consumer Products 0.3%
Kenvue, Inc.(a)
03/22/2025	5.500%	350,000	350,916
Diversified Manufacturing 0.7%
Carrier Global Corp.
02/15/2025	2.242%	412,000	389,978
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	450,000	434,465
Total			824,443
Electric 2.5%
CenterPoint Energy, Inc.(b)
SOFR + 0.650% 05/13/2024	5.710%	206,000	205,755

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	9

Consolidated Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumers Energy Co.
08/15/2023	3.375%	297,000	296,057
DTE Energy Co.
11/01/2024	4.220%	380,000	371,809
Duke Energy Corp.
09/15/2025	0.900%	332,000	302,132
Eversource Energy(b)
SOFR + 0.250% 08/15/2023	5.310%	331,000	330,811
Mississippi Power Co.(b)
SOFR + 0.300% 06/28/2024	5.360%	319,000	316,501
NextEra Energy Capital Holdings, Inc.
03/01/2025	6.051%	375,000	377,186
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	222,000	218,071
WEC Energy Group, Inc.
09/27/2025	5.000%	390,000	386,519
Xcel Energy, Inc.
06/01/2025	3.300%	47,000	45,025
Total			2,849,866
Food and Beverage 1.0%
Bacardi Ltd.(a)
05/15/2025	4.450%	425,000	413,736
Mondelez International, Inc.
05/04/2025	1.500%	425,000	396,508
Tyson Foods, Inc.
08/15/2024	3.950%	375,000	368,065
Total			1,178,309
Health Care 2.0%
Becton Dickinson and Co.
06/06/2024	3.363%	400,000	391,492
Cigna Corp.
11/15/2025	4.125%	375,000	365,181
CVS Health Corp.
07/20/2025	3.875%	400,000	388,944
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	400,000	400,415
HCA, Inc.
02/01/2025	5.375%	375,000	371,778
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	400,000	378,283
Total			2,296,093
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.7%
UnitedHealth Group, Inc.
07/15/2025	3.750%	400,000	389,371
Wellpoint, Inc.
08/15/2024	3.500%	400,000	389,844
Total			779,215
Independent Energy 0.6%
Pioneer Natural Resources Co.
03/29/2026	5.100%	315,000	313,324
Woodside Finance Ltd.(a)
03/05/2025	3.650%	408,000	392,932
Total			706,256
Integrated Energy 0.7%
Chevron USA, Inc.(b)
3-month USD LIBOR + 0.200% 08/11/2023	5.539%	400,000	399,959
Shell International Finance BV(b)
3-month USD LIBOR + 0.400% 11/13/2023	5.721%	415,000	415,425
Total			815,384
Life Insurance 1.4%
Corebridge Financial, Inc.
04/04/2025	3.500%	400,000	381,187
Five Corners Funding Trust(a)
11/15/2023	4.419%	446,000	441,516
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	397,000	371,652
New York Life Global Funding(a)
06/24/2025	0.950%	116,000	106,012
Principal Life Global Funding II(a)
06/23/2025	1.250%	283,000	258,048
Total			1,558,415
Media and Entertainment 0.7%
Walt Disney Co. (The)
09/15/2024	3.700%	393,000	384,744
Warnermedia Holdings, Inc.
03/15/2025	3.638%	425,000	410,007
Total			794,751
Midstream 2.0%
Enable Midstream Partners LP
05/15/2024	3.900%	193,000	189,479
Enbridge, Inc.
02/16/2024	2.150%	408,000	398,509

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Consolidated Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
02/15/2024	3.900%	385,000	380,289
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	198,000	196,021
05/01/2024	4.300%	300,000	296,209
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	400,000	389,979
Williams Companies, Inc. (The)
09/15/2025	4.000%	400,000	386,457
Total			2,236,943
Natural Gas 0.3%
NiSource, Inc.
08/15/2025	0.950%	425,000	387,897
Pharmaceuticals 2.4%
AbbVie, Inc.
03/15/2025	3.800%	410,000	398,768
Amgen, Inc.
05/01/2025	3.125%	410,000	392,897
AstraZeneca PLC
11/16/2025	3.375%	425,000	408,507
Bristol-Myers Squibb Co.
11/13/2023	0.537%	350,000	343,735
Gilead Sciences, Inc.
02/01/2025	3.500%	400,000	387,851
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	500,000	493,892
Roche Holdings, Inc.(a),(b)
SOFR + 0.330% 09/10/2023	5.390%	150,000	150,002
SOFR + 0.240% 03/05/2024	5.300%	215,000	214,295
Total			2,789,947
Property & Casualty 0.7%
Chubb INA Holdings, Inc.
03/15/2025	3.150%	400,000	386,930
Loews Corp.
04/01/2026	3.750%	375,000	363,636
Total			750,566
Railroads 0.6%
CSX Corp.
11/01/2025	3.350%	400,000	382,676
Union Pacific Corp.
01/15/2025	3.250%	342,000	331,522
Total			714,198
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.3%
Lowe’s Companies, Inc.
09/08/2025	4.400%	403,000	395,083
Technology 1.5%
Broadcom, Inc.
11/15/2025	3.150%	425,000	403,877
International Business Machines Corp.
02/12/2024	3.625%	303,000	298,704
Microchip Technology, Inc.
02/15/2024	0.972%	375,000	363,000
NXP BV/Funding LLC
03/01/2026	5.350%	23,000	22,863
NXP BV/Funding LLC/USA, Inc.
05/01/2025	2.700%	210,000	199,087
Oracle Corp.
04/01/2025	2.500%	400,000	379,662
Total			1,667,193
Transportation Services 0.1%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	152,000	145,468
Wireless 0.7%
American Tower Corp.
01/15/2025	2.950%	400,000	382,588
T-Mobile USA, Inc.
04/15/2025	3.500%	400,000	384,875
Total			767,463
Wirelines 0.8%
AT&T, Inc.(b)
3-month USD LIBOR + 1.180% 06/12/2024	6.720%	440,000	442,877
Verizon Communications, Inc.(b)
SOFR + 0.500% 03/22/2024	5.560%	440,000	439,013
Total			881,890
Total Corporate Bonds & Notes (Cost $39,021,150)			38,685,876

Foreign Government Obligations(e) 0.7%

Canada 0.7%
Province of Ontario
01/29/2024	3.050%	400,000	394,199

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	11

Consolidated Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec
10/16/2024	2.875%	400,000	387,330
Total			781,529
Total Foreign Government Obligations (Cost $788,520)			781,529

Residential Mortgage-Backed Securities - Non-Agency 2.1%

Bellemeade Re Ltd.(a),(b)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.067%	179,982	178,459
CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	131,304	122,438
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.967%	212,229	212,709
Oceanview Trust(a),(c)
CMO Series 2021-1 Class A
12/29/2051	1.219%	124,889	121,568
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	174,205	157,000
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	488,587	444,604
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	728,602	660,173
VCAT LLC(a),(c)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	421,819	385,697
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	188,792	170,962
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $2,651,471)			2,453,610

U.S. Government & Agency Obligations 0.7%

Federal Farm Credit Banks Funding Corp.(b)
SOFR + 0.018% 07/13/2023	5.078%	75,000	74,997
SOFR + 0.050% 08/22/2023	5.110%	280,000	279,953
SOFR + 0.060% 12/27/2023	5.120%	425,000	424,753
Total U.S. Government & Agency Obligations (Cost $779,997)			779,703

U.S. Treasury Obligations 0.7%

U.S. Treasury
10/31/2023	0.375%	825,000	811,884
Total U.S. Treasury Obligations (Cost $812,051)			811,884

Money Market Funds 13.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(f),(g)	14,832,349	14,826,416
Total Money Market Funds (Cost $14,824,021)		14,826,416
Total Investments in Securities (Cost: $94,644,113)		94,169,741
Other Assets & Liabilities, Net		19,959,955
Net Assets		114,129,696

At June 30, 2023, securities and/or cash totaling $9,067,724 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	25	07/2023	USD	1,885,250	24,960	—
Brent Crude	22	09/2023	USD	1,652,640	—	(80,543)
Brent Crude	23	11/2023	USD	1,717,180	—	(80,495)
Brent Crude	45	01/2024	USD	3,338,100	40,738	—
Cocoa	4	09/2023	USD	134,120	16,262	—
Coffee	3	09/2023	USD	178,875	14,887	—
Coffee	24	12/2023	USD	1,422,900	—	(137,562)
Coffee	24	03/2024	USD	1,427,850	—	(197,414)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Consolidated Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	4	09/2023	USD	375,950	—	(4,640)
Copper	26	12/2023	USD	2,451,800	—	(160,167)
Copper	26	03/2024	USD	2,456,025	—	(46,039)
Corn	34	09/2023	USD	830,450	—	(99,769)
Corn	82	12/2023	USD	2,028,475	—	(252,201)
Corn	81	03/2024	USD	2,051,325	—	(130,959)
Cotton	18	12/2023	USD	723,330	7,122	—
Cotton	35	03/2024	USD	1,404,375	—	(19,202)
Gas Oil	11	09/2023	USD	770,825	15,250	—
Gas Oil	17	09/2023	USD	1,191,275	—	(14,757)
Gas Oil	8	11/2023	USD	557,600	—	(50,157)
Gas Oil	16	01/2024	USD	1,103,600	—	(36,391)
Gas Oil	8	03/2024	USD	548,800	8,050	—
Gold 100 oz.	20	08/2023	USD	3,858,800	270,277	—
Gold 100 oz.	38	12/2023	USD	7,478,400	144,079	—
Gold 100 oz.	37	02/2024	USD	7,354,860	—	(285,573)
Lead	32	09/2023	USD	1,682,000	28,237	—
Lead	4	11/2023	USD	209,650	—	(183)
Lead	8	01/2024	USD	419,100	—	(9,269)
Lead	4	03/2024	USD	209,700	3,509	—
Lean Hogs	26	08/2023	USD	963,040	81,406	—
Lean Hogs	15	10/2023	USD	470,250	—	(61,604)
Lean Hogs	15	12/2023	USD	450,900	—	(11,841)
Lean Hogs	29	02/2024	USD	936,990	13,454	—
Live Cattle	22	08/2023	USD	1,559,140	148,118	—
Live Cattle	13	10/2023	USD	933,660	87,155	—
Live Cattle	12	12/2023	USD	880,920	73,074	—
Live Cattle	24	02/2024	USD	1,794,720	87,717	—
Natural Gas	11	08/2023	USD	305,140	11,534	—
Natural Gas	49	08/2023	USD	1,359,260	—	(114,275)
Natural Gas	1	10/2023	USD	32,110	1,635	—
Natural Gas	48	10/2023	USD	1,541,280	—	(49,434)
Natural Gas	83	12/2023	USD	3,194,670	78,733	—
Natural Gas	46	02/2024	USD	1,611,380	56,189	—
Nickel	1	09/2023	USD	123,054	—	(41,416)
Nickel	4	11/2023	USD	495,408	—	(79,955)
Nickel	8	01/2024	USD	998,400	—	(146,665)
Nickel	4	03/2024	USD	502,680	—	(22,306)
NY Harbor ULSD Heat Oil	1	08/2023	USD	102,564	5,983	—
NY Harbor ULSD Heat Oil	19	08/2023	USD	1,948,716	—	(2,333)
NY Harbor ULSD Heat Oil	4	10/2023	USD	408,341	—	(32,209)
NY Harbor ULSD Heat Oil	8	12/2023	USD	811,440	—	(24,750)
NY Harbor ULSD Heat Oil	4	02/2024	USD	401,705	9,664	—
Primary Aluminum	9	09/2023	USD	483,188	—	(61,398)
Primary Aluminum	17	11/2023	USD	922,038	—	(104,142)
Primary Aluminum	34	01/2024	USD	1,864,688	—	(153,008)
Primary Aluminum	17	03/2024	USD	943,181	—	(38,173)
RBOB Gasoline	28	08/2023	USD	2,895,900	124,162	—
RBOB Gasoline	6	10/2023	USD	543,362	—	(13,832)
RBOB Gasoline	13	12/2023	USD	1,145,563	—	(39,965)
RBOB Gasoline	7	02/2024	USD	620,134	11,568	—
Silver	9	09/2023	USD	1,035,900	—	(34,714)
Silver	17	12/2023	USD	1,983,645	109,142	—
Silver	1	12/2023	USD	116,685	—	(71)
Silver	18	03/2024	USD	2,129,580	—	(174,054)
Soybean	18	11/2023	USD	1,208,925	86,848	—
Soybean	49	01/2024	USD	3,299,538	187,381	—
Soybean	25	03/2024	USD	1,657,500	138,267	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	13

Consolidated Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Meal	60	12/2023	USD	2,383,800	61,653	—
Soybean Meal	5	12/2023	USD	198,650	—	(6,870)
Soybean Meal	43	01/2024	USD	1,696,350	9,448	—
Soybean Meal	4	01/2024	USD	157,800	—	(5,978)
Soybean Meal	24	03/2024	USD	925,200	59,290	—
Soybean Oil	62	12/2023	USD	2,193,684	169,280	—
Soybean Oil	55	01/2024	USD	1,927,200	217,472	—
Soybean Oil	28	03/2024	USD	964,992	102,671	—
Sugar #11	41	09/2023	USD	1,046,517	153,930	—
Sugar #11	40	02/2024	USD	1,025,472	4,104	—
Sugar #11	76	02/2024	USD	1,948,397	—	(51,907)
Wheat	10	09/2023	USD	400,000	6,581	—
Wheat	11	09/2023	USD	358,050	—	(48,972)
Wheat	20	12/2023	USD	800,250	—	(15,968)
Wheat	35	12/2023	USD	1,171,188	—	(75,829)
Wheat	35	03/2024	USD	1,199,188	9,755	—
Wheat	2	03/2024	USD	79,625	819	—
Wheat	18	03/2024	USD	716,625	—	(6,202)
WTI Crude	29	08/2023	USD	2,052,620	—	(32,975)
WTI Crude	26	10/2023	USD	1,835,080	—	(90,581)
WTI Crude	51	12/2023	USD	3,580,200	—	(180,340)
WTI Crude	26	02/2024	USD	1,813,760	38,106	—
Zinc	14	09/2023	USD	836,238	—	(130,258)
Zinc	10	11/2023	USD	597,625	—	(120,721)
Zinc	19	01/2024	USD	1,136,794	—	(128,125)
Zinc	9	03/2024	USD	539,269	397	—
Total					2,718,907	(3,706,192)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(59)	09/2023	USD	(11,997,281)	151,970	—
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $23,133,318, which represents 20.27% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2023.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	53,530,926	32,428,654	(71,128,416)	(4,748)	14,826,416	2,328	586,160	14,832,349
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Consolidated Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	33,001,235	—	33,001,235
Commercial Mortgage-Backed Securities - Non-Agency	—	2,829,488	—	2,829,488
Corporate Bonds & Notes	—	38,685,876	—	38,685,876
Foreign Government Obligations	—	781,529	—	781,529
Residential Mortgage-Backed Securities - Non-Agency	—	2,453,610	—	2,453,610
U.S. Government & Agency Obligations	—	779,703	—	779,703
U.S. Treasury Obligations	—	811,884	—	811,884
Money Market Funds	14,826,416	—	—	14,826,416
Total Investments in Securities	14,826,416	79,343,325	—	94,169,741
Investments in Derivatives
Asset
Futures Contracts	2,870,877	—	—	2,870,877
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	15

Consolidated Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Futures Contracts	(3,706,192)	—	—	(3,706,192)
Total	13,991,101	79,343,325	—	93,334,426
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Consolidated Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $79,820,092)	$79,343,325
Affiliated issuers (cost $14,824,021)	14,826,416
Cash	9,222,429
Margin deposits on:
Futures contracts	9,067,724
Receivable for:
Investments sold	269,657
Capital shares sold	13,497
Dividends	56,353
Interest	358,877
Foreign tax reclaims	4,845
Variation margin for futures contracts	2,029,891
Expense reimbursement due from Investment Manager	98
Prepaid expenses	3,854
Total assets	115,196,966
Liabilities
Payable for:
Investments purchased	375,062
Capital shares redeemed	134,289
Variation margin for futures contracts	476,512
Management services fees	1,945
Distribution and/or service fees	239
Service fees	5,316
Compensation of board members	45,998
Compensation of chief compliance officer	13
Other expenses	27,896
Total liabilities	1,067,270
Net assets applicable to outstanding capital stock	$114,129,696
Represented by
Paid in capital	242,958,788
Total distributable earnings (loss)	(128,829,092)
Total - representing net assets applicable to outstanding capital stock	$114,129,696
Class 1
Net assets	$78,849,769
Shares outstanding	16,753,668
Net asset value per share	$4.71
Class 2
Net assets	$35,279,927
Shares outstanding	7,645,020
Net asset value per share	$4.61
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	17

Consolidated Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$586,160
Interest	1,706,858
Interfund lending	607
Foreign taxes withheld	(389)
Total income	2,293,236
Expenses:
Management services fees	388,928
Distribution and/or service fees
Class 2	52,261
Service fees	30,427
Compensation of board members	7,582
Custodian fees	10,707
Printing and postage fees	3,929
Accounting services fees	20,145
Legal fees	6,763
Compensation of chief compliance officer	12
Other	6,050
Total expenses	526,804
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(17,706)
Total net expenses	509,098
Net investment income	1,784,138
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(137,136)
Investments — affiliated issuers	2,328
Futures contracts	(9,469,442)
Increase from payment by affiliate (Note 6)	15,987
Net realized loss	(9,588,263)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	490,557
Investments — affiliated issuers	(4,748)
Futures contracts	(3,202,767)
Net change in unrealized appreciation (depreciation)	(2,716,958)
Net realized and unrealized loss	(12,305,221)
Net decrease in net assets resulting from operations	$(10,521,083)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Consolidated Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$1,784,138	$801,332
Net realized gain (loss)	(9,588,263)	27,304,299
Net change in unrealized appreciation (depreciation)	(2,716,958)	(3,675,827)
Net increase (decrease) in net assets resulting from operations	(10,521,083)	24,429,804
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(24,044,863)
Class 2	—	(12,866,164)
Total distributions to shareholders	—	(36,911,027)
Increase (decrease) in net assets from capital stock activity	(13,073,599)	18,688,156
Total increase (decrease) in net assets	(23,594,682)	6,206,933
Net assets at beginning of period	137,724,378	131,517,445
Net assets at end of period	$114,129,696	$137,724,378

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	126,334	611,985	641,720	4,356,555
Distributions reinvested	—	—	4,571,267	24,044,863
Shares redeemed	(429,586)	(2,110,284)	(6,058,930)	(39,870,413)
Net decrease	(303,252)	(1,498,299)	(845,943)	(11,468,995)
Class 2
Shares sold	451,153	2,150,988	4,640,308	30,920,837
Distributions reinvested	—	—	2,488,619	12,866,164
Shares redeemed	(2,897,364)	(13,726,288)	(2,169,967)	(13,629,850)
Net increase (decrease)	(2,446,211)	(11,575,300)	4,958,960	30,157,151
Total net increase (decrease)	(2,749,463)	(13,073,599)	4,113,017	18,688,156
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	19

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$5.11	0.07	(0.47)	0.00(c)	(0.40)	—	—
Year Ended 12/31/2022	$5.73	0.04	1.10	—	1.14	(1.76)	(1.76)
Year Ended 12/31/2021	$4.33	(0.03)	1.44	—	1.41	(0.01)	(0.01)
Year Ended 12/31/2020	$5.55	0.01	(0.22)	—	(0.21)	(1.01)	(1.01)
Year Ended 12/31/2019	$5.21	0.08	0.33	—	0.41	(0.07)	(0.07)
Year Ended 12/31/2018	$6.05	0.07	(0.90)	—	(0.83)	(0.01)	(0.01)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$5.01	0.06	(0.46)	0.00(c)	(0.40)	—	—
Year Ended 12/31/2022	$5.65	0.03	1.08	—	1.11	(1.75)	(1.75)
Year Ended 12/31/2021	$4.28	(0.04)	1.41	—	1.37	—	—
Year Ended 12/31/2020	$5.50	(0.02)	(0.20)	—	(0.22)	(1.00)	(1.00)
Year Ended 12/31/2019	$5.15	0.07	0.33	—	0.40	(0.05)	(0.05)
Year Ended 12/31/2018	$6.00	0.06	(0.91)	—	(0.85)	—	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
(e)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2022	12/31/2021
Class 1	0.01%	0.01%
Class 2	less than 0.01%	0.01%

(f)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$4.71	(7.83%)(d)	0.77%	0.74%	2.98%	55%	$78,850
Year Ended 12/31/2022	$5.11	19.09%	0.75%(e)	0.74%(e)	0.58%	93%	$87,123
Year Ended 12/31/2021	$5.73	32.63%	0.76%(e)	0.76%(e)	(0.56%)	101%	$102,522
Year Ended 12/31/2020	$4.33	(1.29%)	0.70%	0.70%	0.23%	0%	$103,243
Year Ended 12/31/2019	$5.55	7.80%	0.66%	0.66%	1.53%	0%	$404,193
Year Ended 12/31/2018	$5.21	(13.77%)	0.66%(f)	0.66%(f)	1.18%	0%	$226,877
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$4.61	(7.98%)(d)	1.02%	0.99%	2.71%	55%	$35,280
Year Ended 12/31/2022	$5.01	18.70%	1.01%(e)	0.99%(e)	0.48%	93%	$50,602
Year Ended 12/31/2021	$5.65	32.01%	1.01%(e)	1.01%(e)	(0.80%)	101%	$28,996
Year Ended 12/31/2020	$4.28	(1.55%)	0.98%	0.98%	(0.39%)	0%	$15,862
Year Ended 12/31/2019	$5.50	7.78%	0.91%	0.91%	1.29%	0%	$16,059
Year Ended 12/31/2018	$5.15	(14.17%)	0.92%(f)	0.92%(f)	1.05%	0%	$15,269
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	21

Notes to Consolidated Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2023, the Subsidiary financial statement information is as follows:
CVPCSF Offshore Fund, Ltd.
% of consolidated fund net assets	17.31%
Net assets	$19,759,415
Net investment income (loss)	136,286
Net realized gain (loss)	(9,520,235)
Net change in unrealized appreciation (depreciation)	(3,356,710)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
22	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Notes to Consolidated Financial Statements  (continued)
June 30, 2023 (Unaudited)
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	23

Notes to Consolidated Financial Statements  (continued)
June 30, 2023 (Unaudited)
variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to the commodities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
24	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Notes to Consolidated Financial Statements  (continued)
June 30, 2023 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	151,970*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,718,907*
Total		2,870,877

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,706,192*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	25

Notes to Consolidated Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	(9,520,236)
Interest rate risk	50,794
Total	(9,469,442)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	(3,356,711)
Interest rate risk	153,944
Total	(3,202,767)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	128,272,227
Futures contracts — short	11,572,875

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
26	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Notes to Consolidated Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	27

Notes to Consolidated Financial Statements  (continued)
June 30, 2023 (Unaudited)
certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.63% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of June 30, 2023, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.05% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
28	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Notes to Consolidated Financial Statements  (continued)
June 30, 2023 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2023 through April 30, 2024	Voluntary expense cap May 1, 2023 through June 30, 2023	Contractual expense cap prior to May 1, 2023
Class 1	0.76%	0.74%	0.74%
Class 2	1.01	0.99	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
94,644,000	3,007,000	(4,317,000)	(1,310,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(57,780)	(247,142)	(304,922)
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	29

Notes to Consolidated Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $54,782,776 and $42,288,991, respectively, for the six months ended June 30, 2023, of which $981,154 and $800,000, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Payments by affiliates
During the six months ended June 30, 2023, the Investment Manager reimbursed the Fund $15,987 for a loss on a trading error.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 8. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	614,286	4.96	7
Interest income earned by the Fund is recorded as interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 9. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured
30	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Notes to Consolidated Financial Statements  (continued)
June 30, 2023 (Unaudited)
overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 10. Significant risks
Commodity-related investment risk
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments (and therefore the Fund) to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	31

Notes to Consolidated Financial Statements  (continued)
June 30, 2023 (Unaudited)
the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or
32	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Notes to Consolidated Financial Statements  (continued)
June 30, 2023 (Unaudited)
non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 83.5% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	33

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser), an affiliate of the Investment Manager, the Investment Manager has retained the Subadviser to perform portfolio management and related services for the Fund. Although the Subadviser is not currently providing such services, the Investment Manager may in the future reallocate Fund assets to be managed by the Subadviser.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
34	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	35

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
36	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.   After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  The Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023	37

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
38	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Commodity Strategy Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7001_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Emerging Markets Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Emerging Markets Bond Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio management
Adrian Hilton
Lead Portfolio Manager
Managed Fund since 2020
Christopher Cooke
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	04/30/12	3.39	7.40	0.22	1.80
Class 2	04/30/12	3.27	7.14	-0.01	1.55
JPMorgan Emerging Markets Bond Index-Global		3.81	6.85	0.82	2.60
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The JPMorgan Emerging Markets Bond Index-Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at June 30, 2023)
AA rating	9.5
A rating	8.9
BBB rating	30.5
BB rating	24.3
B rating	17.9
CCC rating	1.9
CC rating	3.4
C rating	0.1
D rating	0.5
Not rated	3.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at June 30, 2023)
Angola	1.5
Argentina	2.1
Azerbaijan	0.6
Bahrain	1.7
Brazil	1.6
Chile	0.6
China	0.4
Colombia	5.5
Croatia	0.2
Dominican Republic	3.8
Ecuador	0.7
Egypt	1.9
Ghana	0.5
Country breakdown (%) (at June 30, 2023)
Guatemala	0.9
Hong Kong	0.5
Hungary	1.2
India	2.3
Indonesia	6.2
Isle of Man	0.2
Ivory Coast	1.5
Jersey	1.4
Jordan	0.3
Kazakhstan	2.6
Malaysia	0.5
Mexico	9.6
Mongolia	0.4
Netherlands	0.7
Nigeria	1.2
Oman	1.3
Pakistan	0.4
Panama	2.3
Paraguay	1.8
Peru	1.6
Philippines	1.1
Qatar	5.7
Romania	1.4
Russian Federation	0.7
Saudi Arabia	6.2
Serbia	0.3
South Africa	1.6
Turkey	4.9
Ukraine	0.9
United Arab Emirates	3.8
United Kingdom	0.5
United States(a)	11.3
Venezuela	0.2
Virgin Islands	3.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,033.90	1,021.19	3.80	3.78	0.75
Class 2	1,000.00	1,000.00	1,032.70	1,019.95	5.07	5.04	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 11.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.4%
Hidrovias International Finance Sarl(a)
02/08/2031	4.950%	1,845,000	1,476,459
China 0.4%
Country Garden Holdings Co., Ltd.(a)
07/12/2026	2.700%	4,800,000	1,486,429
Colombia 0.9%
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	535,000	517,178
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,800,000	1,580,301
03/25/2029	6.250%	1,080,000	967,860
03/25/2029	6.250%	810,000	725,895
Total			3,791,234
Guatemala 0.5%
Energuate Trust(a)
05/03/2027	5.875%	1,650,000	1,533,214
05/03/2027	5.875%	650,000	603,994
Total			2,137,208
Hong Kong 0.5%
Xiaomi Best Time International Ltd.(a)
07/14/2031	2.875%	2,800,000	2,126,441
India 1.0%
Adani Electricity Mumbai Ltd.(a)
02/12/2030	3.949%	1,900,000	1,423,514
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	2,900,000	2,482,120
Total			3,905,634
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	626,961
Jersey 1.3%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	2,600,000	2,100,725
09/30/2040	2.940%	3,989,370	3,208,373
Total			5,309,098
Jordan 0.3%
Jordan Government International Bond(a)
01/13/2029	7.500%	1,030,000	1,030,230
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.7%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	2,800,000	2,263,331
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	430,000	377,524
Total			2,640,855
Russian Federation 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	2,128,000	1,365,659
Saudi Arabia 0.8%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	3,200,000	3,267,816
Turkey 0.5%
Turk Telekomunikasyon AS(a)
02/28/2025	6.875%	2,000,000	1,894,061
United Kingdom 0.4%
Tullow Oil PLC(a)
03/01/2025	7.000%	2,900,000	1,784,982
Virgin Islands 3.3%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2029	6.125%	2,900,000	2,932,137
JGSH Philippines Ltd.(a)
07/09/2030	4.125%	8,211,000	7,437,235
Studio City Finance Ltd.(a)
01/15/2029	5.000%	3,880,000	2,897,102
Total			13,266,474
Total Corporate Bonds & Notes (Cost $50,567,739)			46,109,541

Foreign Government Obligations(b),(c) 74.1%

Angola 1.5%
Angolan Government International Bond(a)
11/26/2029	8.000%	5,200,000	4,414,345
05/08/2048	9.375%	1,900,000	1,507,455
Total			5,921,800
Argentina 2.0%
Argentine Republic Government International Bond(d)
07/09/2035	0.500%	26,500,000	7,943,741
07/09/2046	0.500%	720,000	216,873
Total			8,160,614
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Azerbaijan 0.6%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	2,900,000	2,481,791
Bahrain 1.6%
Bahrain Government International Bond(a)
05/18/2034	5.625%	3,480,000	3,028,031
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	3,867,000	3,461,026
Total			6,489,057
Brazil 1.2%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	150,000	147,266
Brazilian Government International Bond
06/12/2030	3.875%	3,002,000	2,666,645
01/07/2041	5.625%	446,000	395,033
01/27/2045	5.000%	1,900,000	1,484,836
Total			4,693,780
Chile 0.6%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,316,819
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%	881,000	880,399
Total			2,197,218
Colombia 4.4%
Colombia Government International Bond
01/30/2030	3.000%	9,800,000	7,629,801
04/15/2031	3.125%	6,640,000	5,028,157
04/22/2032	3.250%	2,800,000	2,072,556
Ecopetrol SA
04/29/2030	6.875%	2,971,000	2,704,604
Total			17,435,118
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%	861,000	860,039
Dominican Republic 3.6%
Dominican Republic International Bond(a)
01/25/2027	5.950%	4,035,000	3,954,808
01/30/2030	4.500%	4,845,000	4,244,733
09/23/2032	4.875%	4,653,000	3,964,772
01/27/2045	6.850%	271,000	246,060
06/05/2049	6.400%	2,500,000	2,123,076
Total			14,533,449
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 0.7%
Ecuador Government International Bond(a),(d)
07/31/2030	5.500%		2,805,037	1,359,260
07/31/2035	2.500%		1,708,842	594,492
07/31/2040	1.500%		2,342,250	726,965
Total				2,680,717
Egypt 1.8%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	2,200,000	1,327,947
04/11/2031	6.375%	EUR	3,300,000	1,995,067
09/30/2033	7.300%		5,000,000	2,751,264
02/21/2048	7.903%		2,100,000	1,077,019
Total				7,151,297
Ghana 0.4%
Ghana Government International Bond(a),(e)
03/26/2051	0.000%		4,300,000	1,782,431
Guatemala 0.3%
Guatemala Government Bond(a)
10/07/2033	3.700%		909,000	733,605
06/01/2050	6.125%		489,000	448,942
Total				1,182,547
Hungary 1.2%
Hungary Government International Bond(a)
09/22/2031	2.125%		2,780,000	2,152,676
09/21/2051	3.125%		3,163,000	1,972,159
09/25/2052	6.750%		659,000	680,389
Total				4,805,224
India 1.2%
Export-Import Bank of India(a)
01/15/2030	3.250%		5,600,000	4,961,296
Indonesia 6.0%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		6,200,000	5,531,855
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	1,754,796
10/30/2049	3.700%		6,200,000	4,945,081
03/31/2052	4.300%		751,000	648,575
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,000,000	2,990,819
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	67,700,000,000	4,541,967
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,455,000	1,378,758

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%		700,000	506,788
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		2,100,000	1,736,545
Total				24,035,184
Ivory Coast 1.5%
Ivory Coast Government International Bond(a)
07/23/2024	5.375%		300,000	291,494
10/17/2031	5.875%	EUR	5,300,000	4,838,320
06/15/2033	6.125%		800,000	699,668
Total				5,829,482
Kazakhstan 2.5%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		5,550,000	5,275,520
04/24/2030	5.375%		3,600,000	3,350,084
04/19/2047	5.750%		1,573,000	1,286,771
Total				9,912,375
Malaysia 0.5%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		2,055,000	1,906,209
Mexico 9.3%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		6,000,000	4,646,019
Mexican Bonos
05/31/2029	8.500%	MXN	15,000,000	866,970
Mexico Government International Bond
04/16/2030	3.250%		6,950,000	6,191,851
01/15/2047	4.350%		2,300,000	1,845,646
02/10/2048	4.600%		2,800,000	2,309,799
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	600,000	32,643
02/07/2033	10.000%		1,281,000	1,172,804
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	231,678
01/28/2031	5.950%		6,908,000	5,045,476
02/16/2032	6.700%		9,500,000	7,237,208
01/23/2045	6.375%		6,900,000	4,238,326
09/21/2047	6.750%		2,893,000	1,811,528
01/23/2050	7.690%		2,029,000	1,373,911
Total				37,003,859
Mongolia 0.4%
Mongolia Government International Bond(a)
01/19/2028	8.650%		488,000	493,667
07/07/2031	4.450%		1,500,000	1,173,605
Total				1,667,272
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nigeria 1.1%
Nigeria Government International Bond(a)
09/28/2028	6.125%	1,600,000	1,332,254
09/28/2033	7.375%	2,300,000	1,811,713
11/28/2047	7.625%	1,900,000	1,358,478
Total			4,502,445
Oman 1.2%
Oman Government International Bond(a)
01/25/2031	6.250%	1,846,000	1,872,779
01/17/2048	6.750%	3,200,000	3,081,773
Total			4,954,552
Pakistan 0.4%
Pakistan Government International Bond(a)
09/30/2025	8.250%	529,000	286,725
12/05/2027	6.875%	1,400,000	668,349
04/08/2031	7.375%	1,395,000	646,831
Total			1,601,905
Panama 2.2%
Panama Government International Bond
03/16/2025	3.750%	950,000	919,509
09/29/2032	2.252%	2,800,000	2,139,145
01/19/2033	3.298%	2,978,000	2,486,566
02/14/2035	6.400%	1,428,000	1,490,554
01/19/2063	4.500%	2,435,000	1,781,547
Total			8,817,321
Paraguay 1.8%
Paraguay Government International Bond(a)
06/28/2033	3.849%	2,000,000	1,739,303
08/11/2044	6.100%	5,068,000	4,824,015
03/30/2050	5.400%	675,000	578,643
Total			7,141,961
Peru 1.5%
Peruvian Government International Bond
01/15/2034	3.000%	1,519,000	1,260,557
11/18/2050	5.625%	4,717,000	4,836,796
Total			6,097,353
Philippines 1.1%
Philippine Government International Bond
07/06/2046	3.200%	5,900,000	4,373,784
Qatar 5.5%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,367,000	1,181,125

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar Government International Bond(a)
04/23/2028	4.500%	200,000	200,019
03/14/2029	4.000%	7,350,000	7,180,450
04/16/2030	3.750%	4,600,000	4,425,000
04/23/2048	5.103%	2,000,000	1,994,770
03/14/2049	4.817%	3,490,000	3,355,999
04/16/2050	4.400%	600,000	545,924
Qatar Petroleum(a)
07/12/2031	2.250%	3,738,000	3,134,444
Total			22,017,731
Romania 1.3%
Romanian Government International Bond(a)
02/27/2027	3.000%	3,116,000	2,823,838
02/14/2051	4.000%	3,500,000	2,508,847
Total			5,332,685
Russian Federation 0.4%
Gazprom PJSC via Gaz Finance PLC(a),(f)
02/25/2030	3.250%	2,254,000	1,397,480
Saudi Arabia 5.1%
Gaci First Investment Co.(a)
02/14/2053	5.125%	6,600,000	5,931,106
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,000,000	899,571
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	2,280,000	1,896,612
Saudi Government International Bond(a)
07/18/2033	4.875%	1,830,000	1,831,012
01/21/2055	3.750%	5,400,000	4,087,727
01/21/2055	3.750%	3,558,000	2,693,358
02/02/2061	3.450%	4,500,000	3,173,053
Total			20,512,439
Serbia 0.3%
Serbia International Bond(a)
12/01/2030	2.125%	1,582,000	1,215,101
South Africa 1.6%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	3,100,000	3,042,836
Republic of South Africa Government International Bond
09/30/2049	5.750%	2,900,000	2,056,477
04/20/2052	7.300%	1,400,000	1,179,996
Total			6,279,309
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 4.3%
Turkey Government International Bond
04/14/2026	4.250%	3,300,000	2,946,606
02/17/2028	5.125%	8,000,000	6,959,309
03/14/2029	9.375%	3,200,000	3,208,890
04/26/2029	7.625%	3,800,000	3,582,667
05/11/2047	5.750%	500,000	343,059
Total			17,040,531
Ukraine 0.9%
Ukraine Government International Bond(a)
09/01/2028	7.750%	9,400,000	2,232,297
05/21/2031	6.876%	5,109,000	1,160,357
Total			3,392,654
United Arab Emirates 3.7%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,600,000	1,434,977
09/30/2049	3.125%	3,000,000	2,199,122
04/16/2050	3.875%	490,000	412,827
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	2,500,000	2,117,885
DP World PLC(a)
07/02/2037	6.850%	5,900,000	6,400,268
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,808,000	1,901,340
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	279,000	278,587
Total			14,745,006
Venezuela 0.2%
Petroleos de Venezuela SA(a),(e)
05/16/2024	0.000%	12,559,928	386,697
Venezuela Government International Bond(a),(e)
10/13/2024	0.000%	4,300,000	358,497
Total			745,194
Total Foreign Government Obligations (Cost $367,125,992)			295,858,210

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Money Market Funds 10.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(g),(h)	43,420,844	43,403,476
Total Money Market Funds (Cost $43,401,123)		43,403,476
Total Investments in Securities (Cost $461,094,854)		385,371,227
Other Assets & Liabilities, Net		13,997,767
Net Assets		$399,368,994
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,090,623 EUR	8,653,528 USD	Citi	07/13/2023	—	(178,778)
20,742,607 MXN	1,178,792 USD	Citi	07/13/2023	—	(30,988)
Total				—	(209,766)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $227,273,451, which represents 56.91% of total net assets.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2023.
(e)	Represents a security in default.
(f)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	57,375,369	70,252,865	(84,215,547)	(9,211)	43,403,476	7,493	994,923	43,420,844
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	46,109,541	—	46,109,541
Foreign Government Obligations	—	295,858,210	—	295,858,210
Money Market Funds	43,403,476	—	—	43,403,476
Total Investments in Securities	43,403,476	341,967,751	—	385,371,227
Investments in Derivatives
Liability
Forward Foreign Currency Exchange Contracts	—	(209,766)	—	(209,766)
Total	43,403,476	341,757,985	—	385,161,461
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	11

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $417,693,731)	$341,967,751
Affiliated issuers (cost $43,401,123)	43,403,476
Cash	38,276
Foreign currency (cost $775,028)	786,392
Receivable for:
Investments sold	5,497,483
Capital shares sold	1,846,789
Dividends	176,601
Interest	6,262,291
Foreign tax reclaims	6,056
Prepaid expenses	4,997
Total assets	399,990,112
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	209,766
Payable for:
Capital shares redeemed	261,576
Foreign capital gains taxes deferred	6,340
Management services fees	6,442
Distribution and/or service fees	1,333
Service fees	61,586
Compensation of board members	56,680
Compensation of chief compliance officer	38
Other expenses	17,357
Total liabilities	621,118
Net assets applicable to outstanding capital stock	$399,368,994
Represented by
Paid in capital	523,147,297
Total distributable earnings (loss)	(123,778,303)
Total - representing net assets applicable to outstanding capital stock	$399,368,994
Class 1
Net assets	$201,991,898
Shares outstanding	26,714,285
Net asset value per share	$7.56
Class 2
Net assets	$197,377,096
Shares outstanding	26,123,227
Net asset value per share	$7.56
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$994,923
Interest	11,277,561
Interfund lending	4,424
Foreign taxes withheld	(19,960)
Total income	12,256,948
Expenses:
Management services fees	1,229,640
Distribution and/or service fees
Class 2	245,728
Service fees	254,539
Compensation of board members	9,850
Custodian fees	14,390
Printing and postage fees	4,514
Accounting services fees	15,958
Legal fees	8,693
Compensation of chief compliance officer	41
Other	5,794
Total expenses	1,789,147
Net investment income	10,467,801
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,834,025)
Investments — affiliated issuers	7,493
Foreign currency translations	58,431
Forward foreign currency exchange contracts	(83,144)
Net realized loss	(9,851,245)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	12,728,107
Investments — affiliated issuers	(9,211)
Foreign currency translations	(8,898)
Forward foreign currency exchange contracts	(160,807)
Foreign capital gains tax	(6,340)
Net change in unrealized appreciation (depreciation)	12,542,851
Net realized and unrealized gain	2,691,606
Net increase in net assets resulting from operations	$13,159,407
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$10,467,801	$18,268,279
Net realized loss	(9,851,245)	(22,351,247)
Net change in unrealized appreciation (depreciation)	12,542,851	(77,138,659)
Net increase (decrease) in net assets resulting from operations	13,159,407	(81,221,627)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(5,831,834)	(9,636,284)
Class 2	(5,235,587)	(8,650,294)
Total distributions to shareholders	(11,067,421)	(18,286,578)
Increase (decrease) in net assets from capital stock activity	(18,682,386)	15,967,722
Total decrease in net assets	(16,590,400)	(83,540,483)
Net assets at beginning of period	415,959,394	499,499,877
Net assets at end of period	$399,368,994	$415,959,394

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,011,353	7,672,222	2,957,970	23,863,112
Distributions reinvested	775,137	5,831,834	1,270,433	9,636,284
Shares redeemed	(3,839,085)	(28,991,956)	(2,023,042)	(15,900,645)
Net increase (decrease)	(2,052,595)	(15,487,900)	2,205,361	17,598,751
Class 2
Shares sold	247,568	1,872,058	1,160,162	9,490,508
Distributions reinvested	695,825	5,235,587	1,141,046	8,650,294
Shares redeemed	(1,350,150)	(10,302,131)	(2,533,299)	(19,771,831)
Net decrease	(406,757)	(3,194,486)	(232,091)	(1,631,029)
Total net increase (decrease)	(2,459,352)	(18,682,386)	1,973,270	15,967,722
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$7.52	0.20	0.05	0.25	(0.21)	(0.21)
Year Ended 12/31/2022	$9.37	0.34	(1.85)	(1.51)	(0.34)	(0.34)
Year Ended 12/31/2021	$9.97	0.37	(0.59)	(0.22)	(0.38)	(0.38)
Year Ended 12/31/2020	$9.62	0.37	0.31	0.68	(0.33)	(0.33)
Year Ended 12/31/2019	$9.01	0.50	0.60	1.10	(0.49)	(0.49)
Year Ended 12/31/2018	$10.15	0.53	(1.23)	(0.70)	(0.44)	(0.44)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$7.52	0.19	0.05	0.24	(0.20)	(0.20)
Year Ended 12/31/2022	$9.36	0.32	(1.83)	(1.51)	(0.33)	(0.33)
Year Ended 12/31/2021	$9.96	0.34	(0.59)	(0.25)	(0.35)	(0.35)
Year Ended 12/31/2020	$9.61	0.35	0.31	0.66	(0.31)	(0.31)
Year Ended 12/31/2019	$9.00	0.47	0.61	1.08	(0.47)	(0.47)
Year Ended 12/31/2018	$10.15	0.51	(1.25)	(0.74)	(0.41)	(0.41)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$7.56	3.39%	0.75%	0.75%	5.23%	17%	$201,992
Year Ended 12/31/2022	$7.52	(16.03%)	0.75%	0.75%	4.37%	22%	$216,467
Year Ended 12/31/2021	$9.37	(2.20%)	0.76%	0.76%	3.81%	41%	$248,905
Year Ended 12/31/2020	$9.97	7.43%	0.75%(c)	0.75%(c)	4.01%	114%	$237,553
Year Ended 12/31/2019	$9.62	12.35%	0.76%	0.76%	5.21%	137%	$117,692
Year Ended 12/31/2018	$9.01	(7.04%)	0.76%(c)	0.76%(c)	5.53%	64%	$103,590
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$7.56	3.27%	1.00%	1.00%	4.98%	17%	$197,377
Year Ended 12/31/2022	$7.52	(16.16%)	1.00%	1.00%	4.11%	22%	$199,492
Year Ended 12/31/2021	$9.36	(2.45%)	1.01%	1.01%	3.56%	41%	$250,595
Year Ended 12/31/2020	$9.96	7.16%	1.00%(c)	1.00%(c)	3.76%	114%	$241,193
Year Ended 12/31/2019	$9.61	12.09%	1.01%	1.01%	4.94%	137%	$203,064
Year Ended 12/31/2018	$9.00	(7.38%)	1.02%(c)	1.02%(c)	5.32%	64%	$121,570
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	17

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
18	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
20	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	209,766
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(83,144)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(160,807)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	14,528	(122,119)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
Citi ($)
Liabilities
Forward foreign currency exchange contracts	209,766
Total financial and derivative net assets	(209,766)
Total collateral received (pledged) (a)	—
Net amount (b)	(209,766)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
22	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.12% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.77%	0.80%
Class 2	1.02	1.05
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
24	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
461,095,000	2,107,000	(78,041,000)	(75,934,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(13,682,894)	(23,351,137)	(37,034,031)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $63,184,004 and $76,317,473, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,266,667	5.38	9
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other
26	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Latin America Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. These include risks of elevated and volatile interest, inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Latin American economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
Middle East and North Africa Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Middle East and North Africa region. These include the risk of local and regional conflicts including terrorist activity, religious, ethnic and/or socio-economic unrest, acts of war or other conflicts in the region and elevated risks of volatile interest rates, excessive inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Middle Eastern and North African economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At June 30, 2023, one unaffiliated shareholders of record owned 46.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 39.6% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
28	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	29

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Emerging Markets Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
30	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	31

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing
32	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2023	33

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Columbia Variable Portfolio – Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7006_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Balanced Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Balanced Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Balanced Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks maximum total investment return through a combination of capital growth and current income.
Portfolio management
Guy Pope, CFA
Lead Portfolio Manager
Managed Fund since 2011
Jason Callan
Portfolio Manager
Managed Fund since 2018
Gregory Liechty
Portfolio Manager
Managed Fund since 2011
Ronald Stahl, CFA
Portfolio Manager
Managed Fund since 2011
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	06/25/14	13.06	11.75	8.35	8.50
Class 2*	06/25/14	12.93	11.47	8.09	8.24
Class 3	04/30/86	12.98	11.61	8.21	8.36
Blended Benchmark		10.81	11.24	7.94	8.45
S&P 500 Index		16.89	19.59	12.31	12.86
Bloomberg U.S. Aggregate Bond Index		2.09	-0.94	0.77	1.52
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Asset-Backed Securities — Non-Agency	5.3
Commercial Mortgage-Backed Securities - Non-Agency	4.6
Common Stocks	53.4
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	6.5
Exchange-Traded Equity Funds	1.7
Foreign Government Obligations	0.0(a)
Money Market Funds	8.5
Residential Mortgage-Backed Securities - Agency	10.8
Residential Mortgage-Backed Securities - Non-Agency	8.9
Senior Loans	0.0(a)
U.S. Treasury Obligations	0.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,130.60	1,021.19	3.98	3.78	0.75
Class 2	1,000.00	1,000.00	1,129.30	1,019.95	5.31	5.04	1.00
Class 3	1,000.00	1,000.00	1,129.80	1,020.54	4.67	4.43	0.88
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	1,483,914	1,475,772
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	6.986%	1,300,000	1,298,444
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	1,202,611	1,191,394
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	432,974	428,099
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	600,000	554,034
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	6.910%	1,925,000	1,874,681
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	6.400%	900,000	881,340
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	498,279	440,154
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	6.710%	550,000	534,417
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	325,000	302,392
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-1A Class A
08/20/2027	1.380%	4,000,000	3,513,550
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 01/22/2035	6.923%	2,425,000	2,327,071
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.000% 04/20/2031	6.250%	550,000	545,232
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	6.960%	3,450,000	3,385,578
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	6.250%	1,025,000	1,004,801
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/20/2031	6.390%	2,287,928	2,267,847
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month USD LIBOR + 2.800% Floor 2.800% 04/30/2031	8.099%	500,000	463,316
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	249,444
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	445,975	410,502
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	87,651	87,117
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	575,000	562,111
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	3,410,000	3,183,659
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	6.280%	1,300,000	1,290,806
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	6.810%	950,000	924,801
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	647,114	640,903
Series 2020-2A Class D
03/16/2026	4.730%	500,000	491,381
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,277,951	1,249,822
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	975,000	910,459
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	721,133	707,532
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	722,504	707,083
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	323,797	321,652
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	600,000	585,479
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	1,225,000	1,156,561
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	3,960,000	3,630,475
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	115,946	113,961
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	800,000	751,817
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	73,154	72,653
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	868,474	858,233
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	6.350%	1,425,000	1,400,775
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	149,333	143,882
Series 2019-AA Class A
07/25/2033	2.340%	349,057	324,316
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	6.700%	2,775,000	2,749,520
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	1,575,000	1,550,727
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	177,239	172,967
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	6.415%	475,000	470,986
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.786%	3,600,000	3,489,811
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2031	6.360%	2,150,000	2,133,944
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	299,930	298,085
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.850% Floor 1.650% 10/20/2030	7.100%	3,525,000	3,459,167
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/22/2036	6.423%	1,375,000	1,353,158
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	6.452%	650,000	642,264
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	458,613	450,106
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	674,911	625,037
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 0.450% Floor 1.450% 10/15/2030	5.710%	1,900,000	1,828,556
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	660,861	582,946

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	184,397
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	160,174
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	713,118	700,426
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	6,539,785	6,378,542
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,275,000	1,238,378
Series 2020-1A Class C
08/21/2028	2.600%	800,000	746,509
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	97,192	97,065
Series 2018-3A Class A
09/20/2035	3.690%	64,387	64,023
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	700,000	679,481
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	1,368,549	1,305,753
Series 2021-ST2 Class A
04/20/2027	2.500%	97,130	93,340
Series 2021-ST7 Class A
09/20/2029	1.850%	230,411	221,128
Series 2021-ST9 Class A
11/20/2029	1.700%	165,382	157,546
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	178,917	174,321
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	425,000	414,741
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	425,000	409,733
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	166,625	160,522
Total Asset-Backed Securities — Non-Agency (Cost $78,583,718)			76,256,899

Commercial Mortgage-Backed Securities - Non-Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,098,218	1,063,910
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,214,383	1,170,856
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,119,958	1,069,567
Series 2015-SFR2 Class A
10/17/2052	3.732%	669,501	636,013
AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	461,304
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.450% Floor 1.450% 05/15/2035	6.643%	2,625,000	2,570,402
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	6.443%	1,150,000	1,106,979
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	6.693%	625,000	599,852
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	1,325,000	1,243,250
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	6.444%	2,375,000	2,310,000
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month Term SOFR + 1.364% Floor 1.250% 10/15/2036	6.512%	977,500	967,134
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	6.492%	2,175,000	2,061,563
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,122,913

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(b)
Subordinated Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587% 10/14/2036	6.780%	699,000	669,339
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	7.080%	622,000	583,185
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	7.290%	1,900,000	1,757,610
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.754%	475,000	432,067
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	410,391
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	2,010,000	1,900,170
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	8.043%	289,121	280,274
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	8.893%	289,121	272,206
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	675,000	612,042
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,665,743
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	538,266
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2036	7.293%	825,000	741,369
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,037,655	890,378
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,268,550	5,525,320
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	7.392%	2,200,000	2,193,512
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	600,000	467,491
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	250,000	189,809
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month Term SOFR + 1.364% Floor 1.250% 12/15/2037	6.512%	375,000	360,867
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month Term SOFR + 1.514% Floor 1.400% 03/15/2038	6.662%	688,079	661,295
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	945,096	877,545
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,052,211
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,175,000	1,038,345
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	7.393%	1,100,000	941,575
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	7.943%	425,000	334,216
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	714,884
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	1,072,944
Series 2019-SFR4 Class C
10/17/2036	3.036%	2,850,000	2,709,046
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	301,845
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	626,432
Series 2020-SFR2 Class A
06/17/2037	2.078%	424,476	393,465

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-SFR1 Class A
03/17/2040	4.300%	1,250,000	1,174,820
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	100,000	93,694
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	125,000	118,343
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,569,544
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	1,100,000	1,062,078
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	8.093%	475,000	375,542
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.697%	4,725,000	4,522,370
STAR Trust(a),(b)
Series 2022-SFR3 Class A
1-month Term SOFR + 1.650% Floor 1.650% 05/17/2024	6.726%	2,638,862	2,630,754
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2024	7.026%	1,900,000	1,886,899
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	576,094
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	908,759
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	1,043,953	999,894
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	7.283%	500,000	479,246
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	6.393%	750,000	717,795
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	8.693%	625,000	558,475
WFRBS Commercial Mortgage Trust
Series 2014-C22 Class A5
09/15/2057	3.752%	425,000	409,039
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $72,042,440)			66,680,931

Common Stocks 59.6%
Issuer	Shares	Value ($)
Communication Services 7.8%
Entertainment 1.7%
Endeavor Group Holdings, Inc., Class A(d)	249,416	5,966,031
Take-Two Interactive Software, Inc.(d)	80,708	11,876,989
Walt Disney Co. (The)(d)	43,133	3,850,914
Total		21,693,934
Interactive Media & Services 5.0%
Alphabet, Inc., Class A(d)	144,954	17,350,994
Alphabet, Inc., Class C(d)	137,594	16,644,746
Match Group, Inc.(d)	97,729	4,089,959
Meta Platforms, Inc., Class A(d)	64,825	18,603,478
Pinterest, Inc., Class A(d)	157,638	4,309,823
ZoomInfo Technologies, Inc.(d)	164,472	4,175,944
Total		65,174,944
Media 0.5%
Comcast Corp., Class A	142,032	5,901,430
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.(d)	57,752	8,021,753
Total Communication Services		100,792,061
Consumer Discretionary 4.1%
Automobiles 0.9%
Tesla, Inc.(d)	43,052	11,269,722
Broadline Retail 2.3%
Amazon.com, Inc.(d)	234,538	30,574,374
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp.	11,883	3,546,006

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 0.3%
Lowe’s Companies, Inc.	15,801	3,566,286
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.	101,883	4,360,592
Total Consumer Discretionary		53,316,980
Consumer Staples 3.7%
Consumer Staples Distribution & Retail 1.3%
Sysco Corp.	53,310	3,955,602
Walmart, Inc.	82,502	12,967,664
Total		16,923,266
Food Products 0.9%
Mondelez International, Inc., Class A	159,150	11,608,401
Household Products 0.9%
Procter & Gamble Co. (The)	78,867	11,967,279
Personal Care Products 0.6%
Coty, Inc., Class A(d)	336,668	4,137,649
Kenvue, Inc.(d)	108,140	2,857,059
Total		6,994,708
Total Consumer Staples		47,493,654
Energy 2.1%
Oil, Gas & Consumable Fuels 2.1%
Canadian Natural Resources Ltd.	140,670	7,914,094
Chevron Corp.	88,502	13,925,790
EOG Resources, Inc.	41,061	4,699,021
Total		26,538,905
Total Energy		26,538,905
Financials 7.5%
Banks 1.5%
Bank of America Corp.	152,991	4,389,312
JPMorgan Chase & Co.	67,424	9,806,146
Wells Fargo & Co.	107,194	4,575,040
Total		18,770,498
Capital Markets 1.6%
BlackRock, Inc.	15,707	10,855,736
MSCI, Inc.	7,043	3,305,209
S&P Global, Inc.	16,965	6,801,099
Total		20,962,044
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.3%
American Express Co.	22,006	3,833,445
Financial Services 3.6%
Berkshire Hathaway, Inc., Class B(d)	60,634	20,676,194
MasterCard, Inc., Class A	32,033	12,598,579
Visa, Inc., Class A	54,576	12,960,709
Total		46,235,482
Insurance 0.5%
Aon PLC, Class A	19,203	6,628,876
Total Financials		96,430,345
Health Care 9.0%
Biotechnology 1.7%
AbbVie, Inc.	66,194	8,918,318
BioMarin Pharmaceutical, Inc.(d)	39,698	3,441,023
Vertex Pharmaceuticals, Inc.(d)	26,195	9,218,282
Total		21,577,623
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	56,293	6,137,063
Boston Scientific Corp.(d)	125,791	6,804,035
GE HealthCare Technologies, Inc.	44,196	3,590,483
Medtronic PLC	135,155	11,907,155
Total		28,438,736
Health Care Providers & Services 1.0%
Elevance Health, Inc.	29,712	13,200,744
Life Sciences Tools & Services 1.3%
Danaher Corp.	16,108	3,865,920
IQVIA Holdings, Inc.(d)	21,443	4,819,743
Thermo Fisher Scientific, Inc.	15,045	7,849,729
Total		16,535,392
Pharmaceuticals 2.8%
Eli Lilly & Co.	42,338	19,855,675
Johnson & Johnson	95,599	15,823,547
Total		35,679,222
Total Health Care		115,431,717
Industrials 5.3%
Aerospace & Defense 1.1%
Raytheon Technologies Corp.	142,954	14,003,774

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.5%
Emerson Electric Co.	68,614	6,202,019
Ground Transportation 1.7%
Uber Technologies, Inc.(d)	265,203	11,448,814
Union Pacific Corp.	53,136	10,872,688
Total		22,321,502
Industrial Conglomerates 1.1%
General Electric Co.	81,153	8,914,657
Honeywell International, Inc.	25,236	5,236,470
Total		14,151,127
Machinery 0.9%
Parker-Hannifin Corp.	29,278	11,419,591
Total Industrials		68,098,013
Information Technology 17.4%
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd.	75,462	10,576,754
Zebra Technologies Corp., Class A(d)	13,283	3,929,510
Total		14,506,264
IT Services 1.2%
Accenture PLC, Class A	25,149	7,760,478
International Business Machines Corp.	63,460	8,491,583
Total		16,252,061
Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc.(d)	38,155	4,346,236
Entegris, Inc.	32,814	3,636,447
Lam Research Corp.	15,645	10,057,545
Marvell Technology, Inc.	63,056	3,769,488
NVIDIA Corp.	63,462	26,845,695
QUALCOMM, Inc.	48,866	5,817,009
Total		54,472,420
Software 6.8%
Adobe, Inc.(d)	21,472	10,499,593
Intuit, Inc.	28,482	13,050,168
Microsoft Corp.	172,647	58,793,209
Palo Alto Networks, Inc.(d)	19,799	5,058,842
Total		87,401,812
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	270,038	52,379,270
Total Information Technology		225,011,827
Materials 1.0%
Chemicals 0.8%
Corteva, Inc.	26,818	1,536,671
Sherwin-Williams Co. (The)	32,672	8,675,070
Total		10,211,741
Containers & Packaging 0.0%
Avery Dennison Corp.	1,846	317,143
Metals & Mining 0.2%
Newmont Corp.	64,502	2,751,655
Total Materials		13,280,539
Real Estate 0.7%
Specialized REITs 0.7%
American Tower Corp.	49,671	9,633,194
Total Real Estate		9,633,194
Utilities 1.0%
Electric Utilities 0.4%
American Electric Power Co., Inc.	66,231	5,576,650
Multi-Utilities 0.6%
DTE Energy Co.	17,721	1,949,664
Public Service Enterprise Group, Inc.	80,027	5,010,491
Total		6,960,155
Total Utilities		12,536,805
Total Common Stocks (Cost $573,035,175)		768,564,040

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	69,000	35,018
Total Convertible Bonds (Cost $66,256)			35,018

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes 7.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	1,200,000	1,086,137
Boeing Co. (The)
05/01/2040	5.705%	2,040,000	2,034,116
Bombardier, Inc.(a)
04/15/2027	7.875%	45,000	44,895
Spirit AeroSystems, Inc.
06/15/2028	4.600%	20,000	16,765
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	19,000	20,367
TransDigm, Inc.(a)
03/15/2026	6.250%	161,000	160,214
08/15/2028	6.750%	40,000	40,213
TransDigm, Inc.
11/15/2027	5.500%	57,000	53,904
Total			3,456,611
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	29,000	26,885
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	128,934	127,814
04/20/2029	5.750%	36,290	35,268
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	45,737	43,301
United Airlines, Inc.(a)
04/15/2026	4.375%	38,000	36,105
04/15/2029	4.625%	40,000	36,450
Total			305,823
Automotive 0.0%
Ford Motor Co.
02/12/2032	3.250%	31,000	24,345
Ford Motor Credit Co. LLC
02/10/2025	2.300%	35,000	32,689
06/16/2025	5.125%	10,000	9,712
11/13/2025	3.375%	65,000	60,407
01/09/2027	4.271%	55,000	50,896
05/28/2027	4.950%	55,000	51,896
08/17/2027	4.125%	45,000	41,036
11/04/2027	7.350%	30,000	30,700
02/16/2028	2.900%	25,000	21,402
06/10/2030	7.200%	25,000	25,256
11/13/2030	4.000%	31,000	26,501
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	42,827	39,457
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	51,000	50,100
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	15,000	14,892
05/15/2027	8.500%	63,000	63,165
Total			542,454
Banking 1.9%
Bank of America Corp.(f)
04/23/2040	4.078%	5,450,000	4,673,575
Citigroup, Inc.(f)
01/25/2033	3.057%	2,189,000	1,825,873
Goldman Sachs Group, Inc. (The)(f)
02/24/2033	3.102%	2,900,000	2,450,235
HSBC Holdings PLC(f)
05/24/2032	2.804%	3,400,000	2,752,111
JPMorgan Chase & Co.(f)
Subordinated
05/13/2031	2.956%	6,000,000	5,134,159
Morgan Stanley(f)
01/22/2031	2.699%	2,415,000	2,055,784
PNC Financial Services Group, Inc. (The)(f)
06/12/2029	5.582%	1,324,000	1,318,079
US Bancorp(f)
06/12/2034	5.836%	435,000	437,733
Wells Fargo & Co.(f)
04/24/2034	5.389%	4,000,000	3,975,509
Total			24,623,058
Brokerage/Asset Managers/Exchanges 0.0%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	35,000	35,924
Hightower Holding LLC(a)
04/15/2029	6.750%	45,000	38,953
NFP Corp.(a)
08/15/2028	4.875%	36,000	32,270
08/15/2028	6.875%	135,000	117,281
10/01/2030	7.500%	31,000	30,064
Total			254,492
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	19,000	16,330
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	51,000	48,407
05/15/2029	4.125%	29,000	25,675
Interface, Inc.(a)
12/01/2028	5.500%	23,000	18,747
James Hardie International Finance DAC(a)
01/15/2028	5.000%	37,000	34,904

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SRS Distribution, Inc.(a)
07/01/2028	4.625%	23,000	20,613
07/01/2029	6.125%	43,000	37,342
12/01/2029	6.000%	77,000	66,415
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,531
White Cap Buyer LLC(a)
10/15/2028	6.875%	61,000	55,296
Total			333,260
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	68,000	63,238
02/01/2028	5.000%	24,000	21,876
03/01/2030	4.750%	143,000	122,359
08/15/2030	4.500%	105,000	87,467
03/01/2031	7.375%	13,000	12,669
02/01/2032	4.750%	43,000	34,995
Comcast Corp.
05/15/2064	5.500%	600,000	608,012
CSC Holdings LLC(a)
02/01/2028	5.375%	40,000	32,252
02/01/2029	6.500%	57,000	46,206
01/15/2030	5.750%	54,000	25,496
12/01/2030	4.125%	47,000	33,010
02/15/2031	3.375%	36,000	24,503
DISH DBS Corp.(a)
12/01/2028	5.750%	61,000	45,647
DISH DBS Corp.
06/01/2029	5.125%	50,000	23,327
DISH Network Corp.(a)
11/15/2027	11.750%	83,000	81,166
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	49,000	39,128
09/15/2028	6.500%	23,000	13,426
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	32,000	28,831
07/01/2029	5.500%	45,000	41,043
Time Warner Cable LLC
05/01/2037	6.550%	1,500,000	1,442,557
Videotron Ltd.(a)
06/15/2029	3.625%	31,000	26,810
Virgin Media Finance PLC(a)
07/15/2030	5.000%	47,000	37,413
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	51,000	46,284
08/15/2030	4.500%	31,000	26,045
VZ Secured Financing BV(a)
01/15/2032	5.000%	76,000	61,294
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	38,000	28,858
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	48,707
Ziggo BV(a)
01/15/2030	4.875%	50,000	41,558
Total			3,144,177
Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	34,000	34,389
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	19,000	16,181
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	89,000	84,212
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	33,000	29,958
Element Solutions, Inc.(a)
09/01/2028	3.875%	60,000	52,359
HB Fuller Co.
10/15/2028	4.250%	79,000	70,529
Herens Holdco Sarl(a)
05/15/2028	4.750%	40,000	30,778
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	25,000	22,838
Ingevity Corp.(a)
11/01/2028	3.875%	37,000	31,610
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	44,000	43,970
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	22,000	20,889
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	73,000	57,695
11/15/2028	9.750%	65,000	63,385
10/01/2029	6.250%	28,000	20,210
SPCM SA(a)
03/15/2027	3.125%	21,000	18,836
WR Grace Holdings LLC(a)
06/15/2027	4.875%	67,000	62,387
08/15/2029	5.625%	95,000	77,636
03/01/2031	7.375%	19,000	18,730
Total			756,592
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	17,000	14,768
Herc Holdings, Inc.(a)
07/15/2027	5.500%	18,000	17,281

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	8,000	8,091
03/15/2031	7.750%	35,000	36,416
United Rentals North America, Inc.
01/15/2030	5.250%	32,000	30,550
Total			107,106
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	67,000	58,182
12/01/2028	6.125%	59,000	50,873
Match Group, Inc.(a)
02/15/2029	5.625%	31,000	29,332
Staples, Inc.(a)
04/15/2026	7.500%	19,000	15,657
Uber Technologies, Inc.(a)
05/15/2025	7.500%	56,000	56,734
01/15/2028	6.250%	39,000	38,855
08/15/2029	4.500%	73,000	67,193
Total			316,826
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	75,000	69,941
Mattel, Inc.(a)
04/01/2026	3.375%	18,000	16,564
04/01/2029	3.750%	35,000	30,732
Newell Brands, Inc.
09/15/2027	6.375%	12,000	11,523
09/15/2029	6.625%	17,000	16,315
Prestige Brands, Inc.(a)
01/15/2028	5.125%	64,000	61,112
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	21,000	16,666
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	20,000	17,942
07/15/2030	5.500%	23,000	20,992
Total			261,787
Diversified Manufacturing 0.0%
Chart Industries, Inc.(a)
01/01/2030	7.500%	21,000	21,430
01/01/2031	9.500%	7,000	7,469
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	55,000	54,575
Gates Global LLC/Co.(a)
01/15/2026	6.250%	82,000	80,929
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(a)
06/30/2028	4.125%	32,000	28,184
06/30/2029	5.875%	33,000	26,809
Resideo Funding, Inc.(a)
09/01/2029	4.000%	86,000	71,458
Vertical Holdco GmbH(a)
07/15/2028	7.625%	38,000	34,660
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	59,000	54,551
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	43,000	43,505
06/15/2028	7.250%	46,000	46,932
Total			470,502
Electric 0.7%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	58,000	53,490
02/15/2031	3.750%	75,000	62,278
01/15/2032	3.750%	16,000	13,092
Edison International
11/15/2028	5.250%	1,172,000	1,141,932
Emera US Finance LP
06/15/2046	4.750%	1,415,000	1,147,737
Exelon Corp.
03/15/2052	4.100%	750,000	605,957
Indiana Michigan Power Co.
03/15/2037	6.050%	415,000	435,433
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	13,000	11,579
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	15,704
09/15/2027	4.500%	54,000	50,180
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	23,001
06/15/2029	5.250%	24,000	21,433
02/15/2031	3.625%	42,000	32,857
02/15/2032	3.875%	75,000	57,979
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,151,987
Pacific Gas and Electric Co.
01/15/2053	6.750%	1,290,000	1,273,333
PG&E Corp.
07/01/2030	5.250%	33,000	29,592
Progress Energy, Inc.
03/01/2031	7.750%	800,000	907,103
Southern Co. (The)
07/01/2046	4.400%	1,350,000	1,157,303

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	10,000	9,633
02/15/2027	5.625%	55,000	52,724
07/31/2027	5.000%	61,000	57,204
Total			8,311,531
Environmental 0.0%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	5,000	5,034
GFL Environmental, Inc.(a)
12/15/2026	5.125%	51,000	49,191
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	81,000	75,240
Total			129,465
Finance Companies 0.0%
Navient Corp.
06/25/2025	6.750%	31,000	30,543
OneMain Finance Corp.
01/15/2029	9.000%	23,000	23,198
09/15/2030	4.000%	34,000	26,215
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	38,000	33,525
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	55,000	44,595
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	92,000	71,954
Springleaf Finance Corp.
03/15/2024	6.125%	34,000	33,879
11/15/2029	5.375%	3,000	2,562
Total			266,471
Food and Beverage 0.3%
Bacardi Ltd.(a)
05/15/2038	5.150%	1,300,000	1,222,454
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	472,000	476,064
Constellation Brands, Inc.
05/01/2033	4.900%	1,025,000	1,006,433
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	43,000	42,021
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	81,000	76,593
Pilgrim’s Pride Corp.
04/15/2031	4.250%	78,000	66,924
03/01/2032	3.500%	87,000	69,281
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
03/01/2027	5.750%	28,000	27,357
01/15/2028	5.625%	24,000	23,087
04/15/2030	4.625%	52,000	45,600
09/15/2031	4.500%	18,000	15,361
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	97,000	83,060
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	48,000	38,678
US Foods, Inc.(a)
04/15/2025	6.250%	8,000	8,005
02/15/2029	4.750%	45,000	41,303
06/01/2030	4.625%	27,000	24,184
Total			3,266,405
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	39,000	36,972
Boyd Gaming Corp.(a)
06/15/2031	4.750%	26,000	23,242
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	93,000	81,190
02/15/2030	7.000%	61,000	61,297
Churchill Downs, Inc.(a)
05/01/2031	6.750%	18,000	17,824
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	50,000	50,594
07/01/2025	6.250%	79,000	78,649
07/01/2027	8.125%	42,000	42,934
International Game Technology PLC(a)
04/15/2026	4.125%	19,000	18,034
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	41,000	36,316
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	68,000	59,849
Total			506,901
Health Care 0.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	60,000	57,369
04/15/2029	5.000%	25,000	23,214
AdaptHealth LLC(a)
03/01/2030	5.125%	86,000	69,913
Avantor Funding, Inc.(a)
07/15/2028	4.625%	45,000	41,711
11/01/2029	3.875%	53,000	46,470
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	36,000	29,160

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	22,962
03/15/2029	3.750%	19,000	16,790
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	12,000	10,614
04/15/2029	6.875%	38,000	23,728
05/15/2030	5.250%	94,000	74,346
CVS Health Corp.
03/25/2048	5.050%	1,000,000	922,221
GE HealthCare Technologies, Inc.
11/22/2052	6.377%	500,000	556,125
HCA, Inc.(a)
03/15/2052	4.625%	2,240,000	1,839,358
IQVIA, Inc.(a)
05/15/2027	5.000%	39,000	37,565
05/15/2030	6.500%	16,000	16,189
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	9,000	7,828
10/01/2029	5.250%	106,000	92,010
Select Medical Corp.(a)
08/15/2026	6.250%	104,000	102,103
Tenet Healthcare Corp.
02/01/2027	6.250%	56,000	55,532
11/01/2027	5.125%	37,000	35,325
06/15/2028	4.625%	11,000	10,279
10/01/2028	6.125%	41,000	39,462
01/15/2030	4.375%	22,000	19,852
06/15/2030	6.125%	27,000	26,607
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	34,000	34,193
Total			4,210,926
Healthcare Insurance 0.3%
Centene Corp.
12/15/2029	4.625%	75,000	69,104
10/15/2030	3.000%	1,950,000	1,626,061
UnitedHealth Group, Inc.
04/15/2063	5.200%	1,625,000	1,620,986
Total			3,316,151
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	46,000	46,228
Meritage Homes Corp.(a)
04/15/2029	3.875%	43,000	38,222
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	10,000	9,839
08/01/2030	5.125%	32,000	29,731
Total			124,020
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	35,000	34,196
Callon Petroleum Co.
07/01/2026	6.375%	77,000	74,905
Centennial Resource Production LLC(a)
04/01/2027	6.875%	8,000	7,893
CNX Resources Corp.(a)
03/14/2027	7.250%	5,000	4,959
01/15/2029	6.000%	28,000	25,994
01/15/2031	7.375%	15,000	14,646
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	77,000	72,580
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	51,000	50,342
05/01/2029	5.000%	42,000	39,492
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	55,000	53,888
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	65,000	61,277
02/01/2029	5.750%	11,000	10,024
04/15/2030	6.000%	21,000	19,152
04/15/2032	6.250%	19,000	17,027
Matador Resources Co.
09/15/2026	5.875%	67,000	65,107
Matador Resources Co.(a)
04/15/2028	6.875%	20,000	19,794
SM Energy Co.
09/15/2026	6.750%	40,000	39,186
Southwestern Energy Co.
02/01/2032	4.750%	113,000	99,831
Total			710,293
Integrated Energy 0.0%
Cenovus Energy, Inc.
02/15/2052	3.750%	600,000	425,957
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	78,000	71,754
08/01/2028	4.000%	54,000	47,836
05/01/2029	6.000%	43,000	38,393
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	27,000	29,537
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	23,000	22,829

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	45,000	43,908
Cinemark USA, Inc.(a)
05/01/2025	8.750%	7,000	7,117
03/15/2026	5.875%	64,000	60,732
07/15/2028	5.250%	2,000	1,777
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	44,000	43,006
05/15/2027	6.500%	33,000	33,177
10/15/2027	4.750%	17,000	15,857
NCL Corp., Ltd.(a)
03/15/2026	5.875%	19,000	17,835
NCL Finance Ltd.(a)
03/15/2028	6.125%	12,000	10,822
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	62,000	57,182
08/31/2026	5.500%	6,000	5,693
07/15/2027	5.375%	8,000	7,501
04/01/2028	5.500%	9,000	8,399
01/15/2030	7.250%	41,000	41,607
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	33,000	28,664
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	41,000	39,929
Viking Cruises Ltd.(a)
09/15/2027	5.875%	40,000	36,730
07/15/2031	9.125%	12,000	12,125
Total			682,410
Life Insurance 0.2%
Corebridge Financial, Inc.
04/05/2052	4.400%	525,000	404,091
Five Corners Funding Trust III(a)
02/15/2033	5.791%	1,175,000	1,194,224
MetLife, Inc.
07/15/2052	5.000%	697,000	657,259
Voya Financial, Inc.
06/15/2046	4.800%	618,000	509,389
Total			2,764,963
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	33,000	32,537
Media and Entertainment 0.3%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	49,000	38,439
06/01/2029	7.500%	43,000	31,859
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	88,000	80,035
iHeartCommunications, Inc.
05/01/2026	6.375%	6,440	5,426
05/01/2027	8.375%	86,366	57,534
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	27,000	20,649
01/15/2028	4.750%	49,000	36,988
Meta Platforms, Inc.
05/15/2063	5.750%	845,000	873,639
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	45,000	40,834
01/15/2029	4.250%	20,000	16,811
03/15/2030	4.625%	31,000	25,963
Roblox Corp.(a)
05/01/2030	3.875%	59,000	49,722
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	7,000	5,656
01/15/2031	5.375%	15,000	10,603
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	11,000	8,975
Univision Communications, Inc.(a)
05/01/2029	4.500%	25,000	21,490
06/30/2030	7.375%	45,000	42,894
Warnermedia Holdings, Inc.
03/15/2062	5.391%	2,956,000	2,402,515
Total			3,770,032
Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	32,000	28,988
10/01/2031	5.125%	46,000	41,069
Constellium NV(a)
02/15/2026	5.875%	35,000	34,443
Constellium SE(a)
06/15/2028	5.625%	86,000	81,216
04/15/2029	3.750%	145,000	124,580
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	125,000	116,332
04/01/2029	6.125%	51,000	46,969
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	27,000	23,656
06/01/2031	4.500%	55,000	43,937
Novelis Corp.(a)
11/15/2026	3.250%	28,000	25,372
01/30/2030	4.750%	67,000	59,550
08/15/2031	3.875%	26,000	21,458
Total			647,570

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.6%
Cheniere Energy Partners LP
10/01/2029	4.500%	19,000	17,449
Cheniere Energy, Inc.
10/15/2028	4.625%	13,000	12,158
CNX Midstream Partners LP(a)
04/15/2030	4.750%	35,000	29,608
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	31,000	30,522
DT Midstream, Inc.(a)
06/15/2029	4.125%	32,000	28,091
06/15/2031	4.375%	36,000	31,039
EQM Midstream Partners LP
08/01/2024	4.000%	23,000	22,540
EQM Midstream Partners LP(a)
07/01/2025	6.000%	56,000	55,556
06/01/2027	7.500%	14,000	14,137
07/01/2027	6.500%	33,000	32,545
06/01/2030	7.500%	17,000	17,170
01/15/2031	4.750%	94,000	82,295
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	36,000	35,667
02/01/2028	5.000%	41,000	38,239
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,300,000	1,185,938
MPLX LP
02/15/2049	5.500%	900,000	820,124
NuStar Logistics LP
06/01/2026	6.000%	35,000	34,141
04/28/2027	5.625%	40,000	38,450
10/01/2030	6.375%	30,000	28,792
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,575,000	1,595,352
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	38,000	32,840
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	49,000	42,804
08/15/2031	4.125%	80,000	68,877
11/01/2033	3.875%	41,000	33,703
Western Midstream Operating LP
04/01/2033	6.150%	764,000	769,112
Western Midstream Operating LP(f)
02/01/2050	5.250%	1,000,000	830,384
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,250,000	1,125,967
Total			7,053,500
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	1,215,000	1,104,920
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	26,000	24,426
Nabors Industries Ltd.(a)
01/15/2026	7.250%	50,000	46,708
Nabors Industries, Inc.(a)
05/15/2027	7.375%	2,000	1,902
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	29,000	29,602
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	26,000	24,835
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	43,000	43,734
06/01/2031	8.375%	32,000	32,311
Total			203,518
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	34,000	33,962
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	27,000	22,694
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	81,000	76,241
02/01/2027	4.250%	26,000	22,588
06/15/2029	4.750%	80,000	65,130
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	45,000	41,555
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	35,000	30,176
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	10,000	10,103
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	22,000	20,190
09/15/2029	4.000%	20,000	16,819
Total			305,496
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	55,000	54,068
09/01/2029	4.000%	110,000	87,311
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	35,000	32,614

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ball Corp.
06/15/2029	6.000%	43,000	42,685
Canpack SA/US LLC(a)
11/15/2029	3.875%	65,000	52,848
Sealed Air Corp.(a)
02/01/2028	6.125%	5,000	4,963
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	62,000	59,514
Total			334,003
Pharmaceuticals 0.7%
1375209 BC Ltd.(a)
01/30/2028	9.000%	6,000	6,015
AbbVie, Inc.
11/06/2042	4.400%	1,450,000	1,298,178
Amgen, Inc.
03/02/2053	5.650%	4,285,000	4,344,139
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	20,000	12,804
08/15/2027	5.750%	28,000	17,127
06/01/2028	4.875%	35,000	20,839
09/30/2028	11.000%	11,000	7,825
10/15/2030	14.000%	1,000	599
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	28,000	24,303
Organon Finance 1 LLC(a)
04/30/2028	4.125%	22,000	19,535
04/30/2031	5.125%	64,000	52,791
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	3,450,000	3,491,450
Total			9,295,605
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	72,000	65,996
10/15/2027	6.750%	110,000	103,408
04/15/2028	6.750%	71,000	70,005
11/01/2029	5.875%	31,000	27,366
AssuredPartners, Inc.(a)
08/15/2025	7.000%	20,000	19,747
01/15/2029	5.625%	58,000	50,286
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	525,000	434,296
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	66,000	57,254
HUB International Ltd.(a)
05/01/2026	7.000%	45,000	44,920
12/01/2029	5.625%	84,000	75,432
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International, Ltd.(a)
06/15/2030	7.250%	58,000	59,890
Radian Group, Inc.
03/15/2027	4.875%	25,000	23,590
USI, Inc.(a)
05/01/2025	6.875%	38,000	37,729
Total			1,069,919
Railroads 0.0%
CSX Corp.
03/15/2044	4.100%	550,000	472,523
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	57,000	52,116
10/15/2030	4.000%	18,000	15,490
IRB Holding Corp.(a)
06/15/2025	7.000%	58,000	58,290
Total			125,896
Retailers 0.2%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	39,000	34,713
02/15/2032	5.000%	41,000	35,822
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	46,000	40,445
Hanesbrands, Inc.(a)
02/15/2031	9.000%	48,000	48,363
L Brands, Inc.(a)
07/01/2025	9.375%	6,000	6,364
10/01/2030	6.625%	60,000	57,973
L Brands, Inc.
06/15/2029	7.500%	23,000	23,317
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	17,265
Lowe’s Companies, Inc.
09/15/2062	5.800%	2,375,000	2,356,120
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	41,000	37,969
02/15/2029	7.750%	34,000	33,799
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	22,000	17,518
Total			2,709,668
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	15,000	15,278
02/15/2028	5.875%	25,000	24,291

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	30,000	27,799
Total			67,368
Technology 0.3%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	39,000	35,032
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	14,000	13,990
Broadcom, Inc.(a)
02/15/2051	3.750%	1,859,000	1,372,487
Camelot Finance SA(a)
11/01/2026	4.500%	19,000	17,921
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	25,000	22,106
07/01/2029	4.875%	73,000	64,762
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	94,000	82,158
CommScope Technologies LLC(a)
06/15/2025	6.000%	27,000	25,197
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	76,000	66,072
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	36,000	31,727
Entegris Escrow Corp.(a)
06/15/2030	5.950%	76,000	72,940
Gartner, Inc.(a)
10/01/2030	3.750%	42,000	36,611
HealthEquity, Inc.(a)
10/01/2029	4.500%	26,000	22,996
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	29,000	24,860
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	32,000	27,603
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,217
03/15/2028	5.250%	25,000	23,406
07/15/2028	5.000%	54,000	50,061
07/15/2030	5.250%	26,000	23,428
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	83,000	46,330
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	64,000	53,829
NCR Corp.(a)
09/01/2027	5.750%	25,000	24,998
10/01/2028	5.000%	80,000	71,562
04/15/2029	5.125%	80,000	70,826
10/01/2030	5.250%	4,000	3,484
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	91,000	83,566
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,550,000	1,372,841
Picard Midco, Inc.(a)
03/31/2029	6.500%	69,000	61,334
Seagate HDD Cayman(a)
12/15/2029	8.250%	19,000	19,853
07/15/2031	8.500%	21,000	22,037
Sensata Technologies BV(a)
09/01/2030	5.875%	32,000	31,121
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	55,000	51,887
Synaptics, Inc.(a)
06/15/2029	4.000%	11,000	9,308
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	45,000	44,952
Verscend Escrow Corp.(a)
08/15/2026	9.750%	64,000	64,074
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	90,000	77,395
Total			4,135,971
Transportation Services 0.1%
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	827,315
Wireless 0.2%
Altice France Holding SA(a)
02/15/2028	6.000%	85,000	41,416
Altice France SA(a)
02/01/2027	8.125%	33,000	28,569
01/15/2028	5.500%	93,000	70,454
07/15/2029	5.125%	32,000	22,717
American Tower Corp.
08/15/2029	3.800%	1,000,000	914,162
Sprint Corp.
03/01/2026	7.625%	44,000	45,693
T-Mobile US, Inc.
01/15/2053	5.650%	1,100,000	1,116,702
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	27,000	21,859
07/15/2031	4.750%	52,000	43,324
Total			2,304,896
Wirelines 0.1%
AT&T, Inc.
09/15/2053	3.500%	650,000	460,175

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	21

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	24,000	23,450
03/15/2031	8.625%	37,000	35,804
Iliad Holding SAS(a)
10/15/2026	6.500%	53,000	50,039
10/15/2028	7.000%	79,000	72,895
Total			642,363
Total Corporate Bonds & Notes (Cost $102,399,428)			94,425,243

Exchange-Traded Equity Funds 1.9%
	Shares	Value ($)
International Mid Large Cap 1.9%
iShares Core MSCI EAFE ETF	355,182	23,974,785
Total Exchange-Traded Equity Funds (Cost $23,810,275)		23,974,785

Foreign Government Obligations(g) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	25,000	24,430
06/01/2027	5.250%	34,000	30,299
05/15/2029	4.250%	45,000	36,715
Total			91,444
Total Foreign Government Obligations (Cost $101,459)			91,444

Residential Mortgage-Backed Securities - Agency 12.0%

Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	26,502	26,768
04/01/2032	7.000%	17,101	17,436
07/01/2032	6.500%	8,637	8,835
01/01/2033	3.000%	494,633	465,149
01/01/2034- 05/01/2041	5.000%	250,912	252,956
04/01/2041	4.500%	45,352	44,838
12/01/2051	2.500%	4,804,540	4,079,368
Federal Home Loan Mortgage Corp.(h)
05/01/2032	6.500%	92,281	94,319
06/01/2037	6.000%	24,055	24,668
02/01/2038	5.500%	152,245	156,297
03/01/2038- 03/01/2040	5.000%	61,355	61,865
05/01/2039- 08/01/2041	4.500%	461,258	456,027
07/01/2043	3.000%	126,297	114,143
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	5,141	5,194
03/01/2026- 12/01/2032	7.000%	210,365	209,440
10/01/2026- 12/01/2045	3.500%	174,817	167,359
11/01/2026- 01/01/2029	4.000%	131,009	127,827
08/01/2028- 09/01/2032	6.500%	44,150	45,205
02/01/2038- 03/01/2038	5.500%	79,498	80,269
Federal National Mortgage Association(h)
02/01/2031	3.500%	102,449	97,907
10/01/2040	4.500%	103,681	102,388
Uniform Mortgage-Backed Security TBA(i)
07/18/2038- 07/13/2053	3.000%	26,075,000	23,043,330
07/18/2038- 07/13/2053	3.500%	25,500,000	23,417,723
07/13/2053	2.000%	8,950,000	7,298,096
07/13/2053	2.500%	22,825,000	19,353,104
07/13/2053	4.000%	40,550,000	38,052,057
07/13/2053	4.500%	20,200,000	19,420,406
07/13/2053	5.000%	18,450,000	18,078,117
Total Residential Mortgage-Backed Securities - Agency (Cost $156,353,641)			155,301,091

Residential Mortgage-Backed Securities - Non-Agency 9.9%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	1,165,613	1,078,853
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	2,196,487	1,867,941
CMO Series 2021-B Class A
06/25/2066	2.239%	1,021,910	959,294
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	123,252	107,715
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	303,015
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	537,951	478,240
CMO Series 2022-6 Class A1
07/25/2067	4.300%	4,224,606	3,985,936
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	8.017%	800,000	827,897

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.067%	1,178,064	1,168,097
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	164,624	153,356
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	569,294	527,665
CMO Series 2021-A Class A1
10/25/2059	1.991%	1,205,981	1,133,911
CMO Series 2021-B Class A1
04/01/2069	2.115%	816,887	772,330
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	1,103,716	963,245
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	449,665	390,015
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	252,513	234,614
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	1,022,047	1,007,599
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	325,953
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,079,751	1,834,916
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	879,116	851,860
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	679,712	653,101
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	544,101	518,612
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A1
03/25/2065	1.853%	11,260	11,133
CMO Series 2022-1 Class A1
12/27/2066	2.284%	2,194,240	1,865,605
CMO Series 2022-4 Class A1
03/25/2067	4.301%	1,876,143	1,779,050
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	322,016	270,965
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% 01/25/2040	7.200%	452,476	454,173
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.167%	975,000	990,022
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	648,844	490,155
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	229,900	192,534
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	113,075
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	1,583,638	1,454,639
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	559,857
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	268,939
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	1,034,627	994,688
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,458,698	1,361,834
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,054,655	967,558
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,522,364	1,464,075
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	765,373	735,052
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	633,941	544,392
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	406,296	370,977
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.767%	375,725	374,993
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.117%	1,900,000	1,908,167
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	105,215	96,866
CMO Series 2020-1 Class A1
05/25/2065	2.006%	30,724	29,102
CMO Series 2022-2 Class A1
04/25/2067	4.299%	5,188,524	4,906,995

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	23

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	6.850%	433,279	433,298
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	6.867%	508,550	507,304
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.717%	419,224	418,640
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.967%	1,100,000	1,099,990
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	7.267%	4,640,705	4,661,968
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.217%	489,186	492,150
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	7.100%	69,616	69,703
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.467%	2,500,000	2,469,831
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	8.017%	1,734,449	1,765,849
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	5.917%	3,487,720	3,450,733
GCAT LLC(a),(c)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	854,754	834,035
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	782,276	730,008
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,715,115	2,428,210
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	5,180,917	4,927,237
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,774,915	1,750,171
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	333,597	299,517
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	6.700%	332,189	332,029
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	550,000	507,647
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,140,281	1,041,883
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,179,729	2,015,878
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	361,071	336,649
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	375,816
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	654,835	563,495
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	4,957,793	4,648,671
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	217,766	194,500
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	40,343	36,126
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	67,455	60,338
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	684,193	648,869
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	965,476
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	140,138	127,387
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	376,673	349,691
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.117%	737,271	736,617
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	6.050%	116,051	114,849

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(c)
CMO Series 2023-NQM1 Class A1
11/25/2062	6.120%	943,902	930,431
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	286,205	252,664
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	2,211,336	2,036,767
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	557,570	528,356
CMO Series 2021-1 Class A1
01/25/2026	2.115%	912,142	871,676
CMO Series 2021-10 Class A1
10/25/2026	2.487%	1,230,854	1,133,810
CMO Series 2021-3 Class A1
04/25/2026	1.867%	1,202,139	1,111,657
CMO Series 2021-9 Class A1
10/25/2026	2.363%	1,946,192	1,808,451
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	2,669,244	2,464,428
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,259,375
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	936,170
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	804,506
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	569,297	489,307
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	6.917%	303,076	302,995
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	8.767%	725,000	721,417
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	123,144	116,256
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	557,774	527,243
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-2 Class A3
04/25/2060	3.000%	788,756	760,084
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	134,286	120,919
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	337,894
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	900,000	891,560
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	384,942
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	131,146	125,536
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	510,063	489,166
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	6.150%	419,091	415,684
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% 05/25/2058	6.150%	506,510	503,786
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	2,459	2,452
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	3,643,009	3,300,865
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	120,914	115,606
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	1,831,814	1,691,953
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	1,272,134	1,195,418
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	1,105,165	1,017,731
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	1,300,645	1,231,979
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	847,361	775,265

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	25

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	757,875	709,410
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	3,176,493	2,893,110
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	2,474,236	2,231,578
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	525,566	497,837
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	798,981
CMO Series 2020-2 Class A1
05/25/2060	2.226%	88,881	86,462
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	28,738	28,101
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	174,759	157,694
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	221,361	199,647
CMO Series 2022-1 Class A1
01/25/2067	2.724%	3,457,579	3,060,496
CMO Series 2022-4 Class A1
04/25/2067	4.474%	440,941	418,896
CMO Series 2023-1 Class A1
12/25/2067	5.850%	1,401,039	1,382,171
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	3,297,542	3,272,427
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	273,792	252,543
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	156,627	141,929
CMO Series 2020-1R Class A3
11/25/2055	1.873%	182,731	166,223
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $137,921,556)			127,697,430

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(j)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	9.313%	33,490	33,215
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	12.967%	4,859	3,192
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(j)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	55,024	53,841
Technology 0.0%
Ascend Learning LLC(b),(j),(k)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.702%	53,415	50,102
Ascend Learning LLC(b),(j)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.952%	23,000	19,454
DCert Buyer, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	12.264%	36,000	32,820
UKG, Inc.(b),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.271%	22,837	22,388
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.271%	45,000	43,521
Total			168,285
Total Senior Loans (Cost $271,834)			258,533

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(h)
02/15/2045	2.500%	5,750,000	4,450,859
Total U.S. Treasury Obligations (Cost $6,218,485)			4,450,859

Money Market Funds 9.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(l),(m)	121,978,166	121,929,374
Total Money Market Funds (Cost $121,935,108)		121,929,374
Total Investments in Securities (Cost: $1,272,739,375)		1,439,665,647
Other Assets & Liabilities, Net		(150,149,489)
Net Assets		1,289,516,158
At June 30, 2023, securities and/or cash totaling $4,424,991 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	438	09/2023	USD	49,172,344	—	(775,681)
U.S. Treasury 2-Year Note	105	09/2023	USD	21,351,094	—	(254,932)
U.S. Treasury 5-Year Note	507	09/2023	USD	54,296,531	—	(926,095)
U.S. Treasury Ultra Bond	77	09/2023	USD	10,488,844	127,377	—
U.S. Treasury Ultra Bond	8	09/2023	USD	1,089,750	—	(4,764)
Total					127,377	(1,961,472)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $270,295,187, which represents 20.96% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2023.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents a security purchased on a when-issued basis.
(j)	The stated interest rate represents the weighted average interest rate at June 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	27

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	Represents a security purchased on a forward commitment basis.
(l)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	101,761,518	184,219,517	(164,040,002)	(11,659)	121,929,374	(204)	2,341,200	121,978,166
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	76,256,899	—	76,256,899
Commercial Mortgage-Backed Securities - Non-Agency	—	66,680,931	—	66,680,931
Common Stocks
Communication Services	100,792,061	—	—	100,792,061
Consumer Discretionary	53,316,980	—	—	53,316,980
Consumer Staples	47,493,654	—	—	47,493,654
Energy	26,538,905	—	—	26,538,905
Financials	96,430,345	—	—	96,430,345
Health Care	115,431,717	—	—	115,431,717
Industrials	68,098,013	—	—	68,098,013
Information Technology	225,011,827	—	—	225,011,827
Materials	13,280,539	—	—	13,280,539
Real Estate	9,633,194	—	—	9,633,194
Utilities	12,536,805	—	—	12,536,805
Total Common Stocks	768,564,040	—	—	768,564,040
Convertible Bonds	—	35,018	—	35,018
Corporate Bonds & Notes	—	94,425,243	—	94,425,243
Exchange-Traded Equity Funds	23,974,785	—	—	23,974,785
Foreign Government Obligations	—	91,444	—	91,444
Residential Mortgage-Backed Securities - Agency	—	155,301,091	—	155,301,091
Residential Mortgage-Backed Securities - Non-Agency	—	127,697,430	—	127,697,430
Senior Loans	—	258,533	—	258,533
U.S. Treasury Obligations	—	4,450,859	—	4,450,859
Money Market Funds	121,929,374	—	—	121,929,374
Total Investments in Securities	914,468,199	525,197,448	—	1,439,665,647
Investments in Derivatives
Asset
Futures Contracts	127,377	—	—	127,377
Liability
Futures Contracts	(1,961,472)	—	—	(1,961,472)
Total	912,634,104	525,197,448	—	1,437,831,552
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	29

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,150,804,267)	$1,317,736,273
Affiliated issuers (cost $121,935,108)	121,929,374
Cash	1,498
Cash collateral held at broker for:
TBA	1,033,000
Receivable for:
Investments sold	1,872,627
Investments sold on a delayed delivery basis	15,092,978
Capital shares sold	182,835
Dividends	779,767
Interest	2,527,701
Foreign tax reclaims	33,196
Variation margin for futures contracts	167,844
Expense reimbursement due from Investment Manager	613
Prepaid expenses	7,968
Total assets	1,461,365,674
Liabilities
Payable for:
Investments purchased	4,901,540
Investments purchased on a delayed delivery basis	164,791,489
Capital shares redeemed	1,879,876
Variation margin for futures contracts	3,281
Management services fees	23,792
Distribution and/or service fees	4,666
Service fees	66,419
Compensation of board members	128,765
Compensation of chief compliance officer	116
Other expenses	49,572
Total liabilities	171,849,516
Net assets applicable to outstanding capital stock	$1,289,516,158
Represented by
Trust capital	$1,289,516,158
Total - representing net assets applicable to outstanding capital stock	$1,289,516,158
Class 1
Net assets	$21,471,468
Shares outstanding	540,291
Net asset value per share	$39.74
Class 2
Net assets	$105,084,080
Shares outstanding	2,703,942
Net asset value per share	$38.86
Class 3
Net assets	$1,162,960,610
Shares outstanding	29,567,650
Net asset value per share	$39.33
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,113,138
Dividends — affiliated issuers	2,341,200
Interest	8,839,500
Interfund lending	1,145
Foreign taxes withheld	(31,607)
Total income	16,263,376
Expenses:
Management services fees	4,175,787
Distribution and/or service fees
Class 2	116,833
Class 3	696,778
Service fees	377,957
Compensation of board members	17,175
Custodian fees	21,476
Printing and postage fees	22,333
Accounting services fees	20,145
Legal fees	13,973
Interest on collateral	932
Compensation of chief compliance officer	117
Other	11,773
Total expenses	5,475,279
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(43,412)
Total net expenses	5,431,867
Net investment income	10,831,509
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,587,715)
Investments — affiliated issuers	(204)
Foreign currency translations	1,937
Futures contracts	(1,668,210)
Net realized loss	(6,254,192)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	146,677,657
Investments — affiliated issuers	(11,659)
Foreign currency translations	(842)
Futures contracts	(1,037,929)
Net change in unrealized appreciation (depreciation)	145,627,227
Net realized and unrealized gain	139,373,035
Net increase in net assets resulting from operations	$150,204,544
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	31

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$10,831,509	$14,347,875
Net realized gain (loss)	(6,254,192)	16,014,397
Net change in unrealized appreciation (depreciation)	145,627,227	(272,734,028)
Net increase (decrease) in net assets resulting from operations	150,204,544	(242,371,756)
Decrease in net assets from capital stock activity	(30,439,661)	(39,542,359)
Total increase (decrease) in net assets	119,764,883	(281,914,115)
Net assets at beginning of period	1,169,751,275	1,451,665,390
Net assets at end of period	$1,289,516,158	$1,169,751,275

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	110,443	4,139,568	177,490	6,692,596
Shares redeemed	(5,060)	(189,882)	(20,895)	(796,656)
Net increase	105,383	3,949,686	156,595	5,895,940
Class 2
Shares sold	402,519	14,703,219	1,740,344	64,385,668
Shares redeemed	(65,695)	(2,420,095)	(175,076)	(6,308,994)
Net increase	336,824	12,283,124	1,565,268	58,076,674
Class 3
Shares sold	64,311	2,375,899	135,064	5,137,208
Shares redeemed	(1,323,796)	(49,048,370)	(2,950,006)	(108,652,181)
Net decrease	(1,259,485)	(46,672,471)	(2,814,942)	(103,514,973)
Total net decrease	(817,278)	(30,439,661)	(1,093,079)	(39,542,359)
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	33

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$35.15	0.36	4.23	4.59
Year Ended 12/31/2022	$42.17	0.49	(7.51)	(7.02)
Year Ended 12/31/2021	$36.71	0.33	5.13	5.46
Year Ended 12/31/2020	$31.17	0.40	5.14	5.54
Year Ended 12/31/2019	$25.35	0.48	5.34	5.82
Year Ended 12/31/2018	$26.90	0.42	(1.97)	(1.55)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$34.41	0.30	4.15	4.45
Year Ended 12/31/2022	$41.39	0.40	(7.38)	(6.98)
Year Ended 12/31/2021	$36.11	0.24	5.04	5.28
Year Ended 12/31/2020	$30.74	0.33	5.04	5.37
Year Ended 12/31/2019	$25.06	0.41	5.27	5.68
Year Ended 12/31/2018	$26.66	0.34	(1.94)	(1.60)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$34.81	0.33	4.19	4.52
Year Ended 12/31/2022	$41.81	0.42	(7.42)	(7.00)
Year Ended 12/31/2021	$36.44	0.27	5.10	5.37
Year Ended 12/31/2020	$30.99	0.36	5.09	5.45
Year Ended 12/31/2019	$25.24	0.45	5.30	5.75
Year Ended 12/31/2018	$26.82	0.38	(1.96)	(1.58)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$39.74	13.06%	0.76%(c)	0.75%(c)	1.91%	90%	$21,471
Year Ended 12/31/2022	$35.15	(16.65%)	0.76%(c)	0.76%(c)	1.31%	134%	$15,285
Year Ended 12/31/2021	$42.17	14.88%	0.75%(c)	0.75%(c)	0.82%	118%	$11,736
Year Ended 12/31/2020	$36.71	17.77%	0.78%	0.77%	1.21%	145%	$3,591
Year Ended 12/31/2019	$31.17	22.96%	0.79%	0.76%	1.63%	126%	$741
Year Ended 12/31/2018	$25.35	(5.76%)	0.78%	0.75%	1.53%	81%	$3
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$38.86	12.93%	1.01%(c)	1.00%(c)	1.66%	90%	$105,084
Year Ended 12/31/2022	$34.41	(16.87%)	1.01%(c)	1.01%(c)	1.12%	134%	$81,461
Year Ended 12/31/2021	$41.39	14.62%	1.00%(c)	1.00%(c)	0.60%	118%	$33,191
Year Ended 12/31/2020	$36.11	17.47%	1.00%	1.00%	1.04%	145%	$4
Year Ended 12/31/2019	$30.74	22.66%	1.03%	1.01%	1.43%	126%	$4
Year Ended 12/31/2018	$25.06	(6.00%)	1.03%	1.00%	1.27%	81%	$3
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$39.33	12.98%	0.89%(c)	0.88%(c)	1.77%	90%	$1,162,961
Year Ended 12/31/2022	$34.81	(16.74%)	0.88%(c)	0.88%(c)	1.13%	134%	$1,073,005
Year Ended 12/31/2021	$41.81	14.74%	0.88%(c)	0.88%(c)	0.69%	118%	$1,406,738
Year Ended 12/31/2020	$36.44	17.58%	0.90%	0.89%	1.13%	145%	$1,286,659
Year Ended 12/31/2019	$30.99	22.78%	0.91%	0.88%	1.57%	126%	$1,137,620
Year Ended 12/31/2018	$25.24	(5.89%)	0.91%	0.87%	1.40%	81%	$1,004,017
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	35

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
36	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	37

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
38	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	127,377*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	1,961,472*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	39

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,668,210)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,037,929)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	131,739,918
Futures contracts — short	35,509,938

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
40	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	41

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
42	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.6809% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	43

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.74%	0.76%
Class 2	0.99	1.01
Class 3	0.865	0.885
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,142,564,629 and $1,186,622,994, respectively, for the six months ended June 30, 2023, of which $922,337,742 and $919,263,497, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition,
44	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	709,091	5.31	11
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	45

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private
46	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 98.7% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	47

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Balanced Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
48	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	49

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
50	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2023	51

Columbia Variable Portfolio – Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7000_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Select Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Small Cap Value Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2014
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	8.10	14.51	5.92	8.20
Class 2	05/03/10	7.98	14.23	5.65	7.94
Class 3	09/15/99	8.02	14.37	5.79	8.08
Russell 2000 Value Index		2.50	6.01	3.54	7.29
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	98.4
Money Market Funds	1.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	0.4
Consumer Discretionary	11.9
Consumer Staples	2.1
Energy	6.3
Financials	22.6
Health Care	8.7
Industrials	16.6
Information Technology	11.1
Materials	10.4
Real Estate	6.9
Utilities	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,081.00	1,020.69	4.41	4.28	0.85
Class 2	1,000.00	1,000.00	1,079.80	1,019.45	5.70	5.54	1.10
Class 3	1,000.00	1,000.00	1,080.20	1,020.09	5.03	4.89	0.97
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 0.3%
Media 0.3%
iHeartMedia, Inc., Class A(a)	96,778	352,272
Total Communication Services		352,272
Consumer Discretionary 11.8%
Auto Components 4.0%
Atmus Filtration Technologies, Inc.(a)	52,560	1,154,218
Visteon Corp.(a)	20,000	2,872,200
Total		4,026,418
Hotels, Restaurants & Leisure 4.5%
Penn Entertainment, Inc.(a)	17,536	421,390
Six Flags Entertainment Corp.(a)	81,790	2,124,904
Texas Roadhouse, Inc.	17,879	2,007,454
Total		4,553,748
Household Durables 1.8%
KB Home	35,494	1,835,395
Textiles, Apparel & Luxury Goods 1.5%
Kontoor Brands, Inc.	37,022	1,558,626
Total Consumer Discretionary		11,974,187
Consumer Staples 2.1%
Food Products 2.1%
Nomad Foods Ltd.(a)	119,930	2,101,174
Total Consumer Staples		2,101,174
Energy 6.2%
Energy Equipment & Services 2.3%
Patterson-UTI Energy, Inc.	199,387	2,386,663
Oil, Gas & Consumable Fuels 3.9%
Devon Energy Corp.	35,054	1,694,510
PBF Energy, Inc., Class A	55,000	2,251,700
Total		3,946,210
Total Energy		6,332,873
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 22.2%
Banks 10.9%
Axos Financial, Inc.(a)	68,369	2,696,473
First Hawaiian, Inc.	71,929	1,295,441
OceanFirst Financial Corp.	89,044	1,390,867
Pacific Premier Bancorp, Inc.	84,030	1,737,741
Popular, Inc.	31,922	1,931,920
Stock Yards Bancorp, Inc.	44,747	2,030,171
Total		11,082,613
Consumer Finance 1.6%
PROG Holdings, Inc.(a)	49,550	1,591,546
Financial Services 2.7%
Radian Group, Inc.	109,721	2,773,747
Insurance 7.0%
CNO Financial Group, Inc.	72,987	1,727,602
Hanover Insurance Group, Inc. (The)	16,876	1,907,494
Kemper Corp.	50,000	2,413,000
Skyward Specialty Insurance Group, Inc.(a)	45,166	1,147,217
Total		7,195,313
Total Financials		22,643,219
Health Care 8.6%
Biotechnology —%
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
Total		—
Health Care Equipment & Supplies 5.0%
CONMED Corp.	21,691	2,947,590
LivaNova PLC(a)	41,393	2,128,842
Total		5,076,432
Health Care Providers & Services 3.3%
Guardant Health, Inc.(a)	30,000	1,074,000
Tenet Healthcare Corp.(a)	28,670	2,333,165
Total		3,407,165
Pharmaceuticals 0.3%
Ligand Pharmaceuticals, Inc.(a)	3,702	266,914
Total Health Care		8,750,511
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 16.4%
Aerospace & Defense 2.3%
Curtiss-Wright Corp.	12,898	2,368,847
Building Products 2.7%
Zurn Elkay Water Solutions Corp.	102,947	2,768,245
Commercial Services & Supplies 1.7%
Waste Connections, Inc.	12,068	1,724,879
Construction & Engineering 2.7%
Primoris Services Corp.	90,046	2,743,702
Electrical Equipment 2.6%
Bloom Energy Corp., Class A(a)	42,700	698,145
Regal Rexnord Corp.	12,657	1,947,912
Total		2,646,057
Ground Transportation 1.7%
Knight-Swift Transportation Holdings, Inc.	31,071	1,726,305
Passenger Airlines 0.8%
Spirit Airlines, Inc.	48,658	834,971
Professional Services 1.9%
CACI International, Inc., Class A(a)	5,487	1,870,189
Total Industrials		16,683,195
Information Technology 10.9%
Communications Equipment 6.3%
Extreme Networks, Inc.(a)	123,385	3,214,179
Viavi Solutions, Inc.(a)	284,707	3,225,730
Total		6,439,909
Semiconductors & Semiconductor Equipment 4.6%
Kulicke & Soffa Industries, Inc.	34,577	2,055,603
MACOM Technology Solutions Holdings, Inc.(a)	40,000	2,621,200
Total		4,676,803
Total Information Technology		11,116,712
Materials 10.3%
Chemicals 1.4%
Minerals Technologies, Inc.	23,531	1,357,503
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 2.6%
Summit Materials, Inc., Class A(a)	70,747	2,677,774
Containers & Packaging 2.8%
O-I Glass, Inc.(a)	134,494	2,868,757
Metals & Mining 3.5%
ATI, Inc.(a)	80,752	3,571,661
Total Materials		10,475,695
Real Estate 6.8%
Health Care REITs 1.6%
Physicians Realty Trust	113,467	1,587,403
Hotel & Resort REITs 1.9%
Apple Hospitality REIT, Inc.	130,000	1,964,300
Industrial REITs 0.6%
First Industrial Realty Trust, Inc.	12,113	637,628
Specialized REITs 2.7%
Gaming and Leisure Properties, Inc.	28,106	1,362,017
Outfront Media, Inc.	90,000	1,414,800
Total		2,776,817
Total Real Estate		6,966,148
Utilities 2.9%
Electric Utilities 2.9%
Portland General Electric Co.	63,743	2,985,085
Total Utilities		2,985,085
Total Common Stocks (Cost $79,438,837)		100,381,071

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(e),(f)	1,591,568	1,590,931
Total Money Market Funds (Cost $1,590,787)		1,590,931
Total Investments in Securities (Cost: $81,029,624)		101,972,002
Other Assets & Liabilities, Net		(44,129)
Net Assets		101,927,873

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	3,775,690	6,207,297	(8,391,640)	(416)	1,590,931	232	81,157	1,591,568
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	352,272	—	—	352,272
Consumer Discretionary	11,974,187	—	—	11,974,187
Consumer Staples	2,101,174	—	—	2,101,174
Energy	6,332,873	—	—	6,332,873
Financials	22,643,219	—	—	22,643,219
Health Care	8,750,511	—	0*	8,750,511
Industrials	16,683,195	—	—	16,683,195
Information Technology	11,116,712	—	—	11,116,712
Materials	10,475,695	—	—	10,475,695
Real Estate	6,966,148	—	—	6,966,148
Utilities	2,985,085	—	—	2,985,085
Total Common Stocks	100,381,071	—	0*	100,381,071
Money Market Funds	1,590,931	—	—	1,590,931
Total Investments in Securities	101,972,002	—	0*	101,972,002

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $79,438,837)	$100,381,071
Affiliated issuers (cost $1,590,787)	1,590,931
Receivable for:
Capital shares sold	3,331
Dividends	107,989
Expense reimbursement due from Investment Manager	499
Prepaid expenses	3,745
Total assets	102,087,566
Liabilities
Due to custodian	780
Payable for:
Capital shares redeemed	76,936
Management services fees	2,425
Distribution and/or service fees	456
Service fees	9,972
Compensation of board members	51,805
Compensation of chief compliance officer	9
Accounting services fees	15,045
Other expenses	2,265
Total liabilities	159,693
Net assets applicable to outstanding capital stock	$101,927,873
Represented by
Trust capital	$101,927,873
Total - representing net assets applicable to outstanding capital stock	$101,927,873
Class 1
Net assets	$8,272,573
Shares outstanding	250,818
Net asset value per share	$32.98
Class 2
Net assets	$39,702,606
Shares outstanding	1,243,094
Net asset value per share	$31.94
Class 3
Net assets	$53,952,694
Shares outstanding	1,661,502
Net asset value per share	$32.47
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$915,188
Dividends — affiliated issuers	81,157
Foreign taxes withheld	(4,511)
Total income	991,834
Expenses:
Management services fees	432,075
Distribution and/or service fees
Class 2	48,380
Class 3	33,123
Service fees	37,456
Compensation of board members	7,376
Custodian fees	1,721
Printing and postage fees	6,406
Accounting services fees	15,045
Legal fees	6,571
Compensation of chief compliance officer	9
Other	3,794
Total expenses	591,956
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(88,254)
Total net expenses	503,702
Net investment income	488,132
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,332,510
Investments — affiliated issuers	232
Net realized gain	3,332,742
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,644,434
Investments — affiliated issuers	(416)
Net change in unrealized appreciation (depreciation)	3,644,018
Net realized and unrealized gain	6,976,760
Net increase in net assets resulting from operations	$7,464,892
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$488,132	$922,662
Net realized gain	3,332,742	716,005
Net change in unrealized appreciation (depreciation)	3,644,018	(18,255,981)
Net increase (decrease) in net assets resulting from operations	7,464,892	(16,617,314)
Increase (decrease) in net assets from capital stock activity	(2,733,085)	3,994,370
Total increase (decrease) in net assets	4,731,807	(12,622,944)
Net assets at beginning of period	97,196,066	109,819,010
Net assets at end of period	$101,927,873	$97,196,066

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	105,379	3,436,637	135,862	4,408,779
Shares redeemed	(108,090)	(3,349,656)	(60,230)	(1,992,164)
Net increase (decrease)	(2,711)	86,981	75,632	2,416,615
Class 2
Shares sold	52,797	1,626,773	194,379	6,051,296
Shares redeemed	(69,240)	(2,127,306)	(117,589)	(3,612,649)
Net increase (decrease)	(16,443)	(500,533)	76,790	2,438,647
Class 3
Shares sold	17,334	556,974	98,522	3,174,445
Shares redeemed	(92,437)	(2,876,507)	(128,382)	(4,035,337)
Net decrease	(75,103)	(2,319,533)	(29,860)	(860,892)
Total net increase (decrease)	(94,257)	(2,733,085)	122,562	3,994,370
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$30.51	0.19	2.28	2.47
Year Ended 12/31/2022	$35.77	0.36	(5.62)	(5.26)
Year Ended 12/31/2021	$27.32	0.20	8.25	8.45
Year Ended 12/31/2020	$25.02	0.11	2.19	2.30
Year Ended 12/31/2019	$21.25	0.16	3.61	3.77
Year Ended 12/31/2018	$24.31	0.11	(3.17)	(3.06)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$29.58	0.14	2.22	2.36
Year Ended 12/31/2022	$34.77	0.26	(5.45)	(5.19)
Year Ended 12/31/2021	$26.62	0.11	8.04	8.15
Year Ended 12/31/2020	$24.44	0.05	2.13	2.18
Year Ended 12/31/2019	$20.81	0.10	3.53	3.63
Year Ended 12/31/2018	$23.87	0.05	(3.11)	(3.06)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$30.06	0.16	2.25	2.41
Year Ended 12/31/2022	$35.29	0.30	(5.53)	(5.23)
Year Ended 12/31/2021	$26.98	0.15	8.16	8.31
Year Ended 12/31/2020	$24.74	0.08	2.16	2.24
Year Ended 12/31/2019	$21.04	0.14	3.56	3.70
Year Ended 12/31/2018	$24.10	0.08	(3.14)	(3.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$32.98	8.10%	1.03%	0.85%	1.20%	17%	$8,273
Year Ended 12/31/2022	$30.51	(14.71%)	1.03%	0.85%	1.14%	7%	$7,735
Year Ended 12/31/2021	$35.77	30.93%	1.04%	0.85%	0.59%	16%	$6,364
Year Ended 12/31/2020	$27.32	9.19%	1.09%	0.86%	0.49%	28%	$4,360
Year Ended 12/31/2019	$25.02	17.74%	1.05%	0.88%	0.68%	21%	$4,280
Year Ended 12/31/2018	$21.25	(12.59%)	1.04%	0.88%	0.43%	13%	$3,163
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$31.94	7.98%	1.28%	1.10%	0.90%	17%	$39,703
Year Ended 12/31/2022	$29.58	(14.93%)	1.28%	1.10%	0.84%	7%	$37,261
Year Ended 12/31/2021	$34.77	30.62%	1.29%	1.10%	0.34%	16%	$41,125
Year Ended 12/31/2020	$26.62	8.92%	1.34%	1.11%	0.25%	28%	$29,417
Year Ended 12/31/2019	$24.44	17.44%	1.30%	1.13%	0.44%	21%	$26,851
Year Ended 12/31/2018	$20.81	(12.82%)	1.29%	1.13%	0.20%	13%	$24,086
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$32.47	8.02%	1.15%	0.97%	1.02%	17%	$53,953
Year Ended 12/31/2022	$30.06	(14.82%)	1.15%	0.97%	0.95%	7%	$52,200
Year Ended 12/31/2021	$35.29	30.80%	1.16%	0.98%	0.45%	16%	$62,331
Year Ended 12/31/2020	$26.98	9.05%	1.21%	0.99%	0.37%	28%	$48,999
Year Ended 12/31/2019	$24.74	17.59%	1.18%	1.00%	0.57%	21%	$52,643
Year Ended 12/31/2018	$21.04	(12.70%)	1.17%	1.01%	0.33%	13%	$51,927
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
18	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.08% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2024
Class 1	0.85%
Class 2	1.10
Class 3	0.975
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $16,400,534 and $16,179,158, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
20	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 8. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 83.4% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023	23

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
24	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023	25

Approval of Management Agreement  (continued)
(Unaudited)
advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Select Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7022_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Emerging Markets Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Emerging Markets Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Emerging Markets Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Dara White, CFA
Lead Portfolio Manager
Managed Fund since 2012
Robert Cameron
Portfolio Manager
Managed Fund since 2012
Perry Vickery, CFA
Portfolio Manager
Managed Fund since 2017
Derek Lin, CFA
Portfolio Manager
Managed Fund since 2020
Darren Powell, CFA
Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	6.12	1.60	-0.20	3.00
Class 2	05/03/10	6.13	1.41	-0.44	2.75
Class 3	05/01/00	6.05	1.50	-0.32	2.86
MSCI Emerging Markets Index (Net)		4.89	1.75	0.93	2.95
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	9.4
Consumer Discretionary	14.9
Consumer Staples	8.6
Energy	4.2
Financials	27.3
Health Care	3.8
Industrials	9.2
Information Technology	21.3
Materials	0.4
Real Estate	0.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2023)
Argentina	1.7
Brazil	8.2
Canada	0.8
China	26.9
Greece	3.0
Hong Kong	1.5
India	17.4
Indonesia	7.6
Kazakhstan	0.6
Malaysia	0.3
Mexico	4.6
Philippines	0.5
Poland	1.2
Russian Federation	0.3
Saudi Arabia	0.3
South Africa	2.5
South Korea	11.6
Taiwan	9.7
Thailand	1.0
United States(a)	0.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,061.20	1,019.40	5.70	5.59	1.11
Class 2	1,000.00	1,000.00	1,061.30	1,018.15	6.99	6.84	1.36
Class 3	1,000.00	1,000.00	1,060.50	1,018.80	6.32	6.19	1.23
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Argentina 1.7%
Globant SA(a)	7,575	1,361,379
MercadoLibre, Inc.(a)	2,458	2,911,747
Total		4,273,126
Brazil 8.2%
B3 SA - Brasil Bolsa Balcao	631,188	1,925,913
Banco BTG Pactual SA	357,121	2,353,857
Banco do Brasil SA	104,503	1,080,343
Itaú Unibanco Holding SA, ADR	626,378	3,695,630
JBS S/A	324,896	1,188,114
Localiza Rent a Car SA	219,756	3,143,371
Petroreconcavo S/A	215,190	863,780
PRIO SA(a)	269,104	2,090,134
Sendas Distribuidora S/A	446,906	1,286,154
TOTVS SA	229,716	1,444,541
WEG SA	167,631	1,324,048
Total		20,395,885
Canada 0.8%
Parex Resources, Inc.	102,878	2,062,608
China 26.9%
Alibaba Group Holding Ltd.(a)	253,600	2,639,933
ANTA Sports Products Ltd.	85,200	875,509
Baidu, Inc. Class A(a)	253,050	4,315,965
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	248,400	933,723
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Construction Bank Corp., Class H(a)	5,182,000	3,354,950
China Resources Land Ltd.	414,000	1,761,845
China Tourism Group Duty Free Corp., Ltd., Class A	62,500	953,938
Eastroc Beverage Group Co., Ltd., Class A	54,200	1,292,144
Full Truck Alliance Co., Ltd., ADR(a)	182,755	1,136,736
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	693,300	2,705,296
JD.com, Inc., ADR	32,472	1,108,269
JD.com, Inc., Class A	73,814	1,258,866
Kingdee International Software Group Co., Ltd.(a)	355,150	476,910
Kweichow Moutai Co., Ltd., Class A	6,900	1,608,419
Li Ning Co., Ltd.	465,000	2,511,085
Common Stocks (continued)
Issuer	Shares	Value ($)
Medlive Technology Co., Ltd.(d)	216,754	194,137
Meituan, Class B(a)	334,020	5,237,742
Midea Group Co., Ltd., Class A	159,900	1,299,780
NetEase, Inc.	285,540	5,530,600
PDD Holdings, Inc., ADR(a)	32,589	2,253,203
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	61,800	2,557,401
Shenzhou International Group Holdings Ltd.	118,400	1,137,170
Songcheng Performance Development Co., Ltd., Class A	1,154,200	1,976,981
Sungrow Power Supply Co., Ltd., Class A	68,400	1,101,802
Tencent Holdings Ltd.	314,401	13,330,973
Wuliangye Yibin Co., Ltd., Class A	58,900	1,329,692
WuXi Biologics Cayman, Inc.(a)	226,500	1,088,571
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	654,200	2,732,224
Total		66,703,865
Greece 3.0%
Eurobank Ergasias SA(a)	714,561	1,177,302
JUMBO SA	52,499	1,443,630
National Bank of Greece SA(a)	382,116	2,483,910
OPAP SA	82,331	1,435,713
Piraeus Financial Holdings SA(a)	250,687	822,979
Total		7,363,534
Hong Kong 1.5%
AIA Group Ltd.	119,000	1,208,624
Hong Kong Exchanges and Clearing Ltd.	13,700	519,079
Sands China Ltd.(a)	392,000	1,342,488
Techtronic Industries Co., Ltd.	53,503	585,088
Total		3,655,279
India 17.4%
Apollo Hospitals Enterprise Ltd.	40,373	2,513,106
Astral Ltd.	59,009	1,429,663
AU Small Finance Bank Ltd.	220,006	2,027,138
Balkrishna Industries Ltd.	24,388	705,909
Cholamandalam Investment and Finance Co., Ltd.	160,577	2,240,322
Dixon Technologies India Ltd.	13,953	748,225
Eicher Motors Ltd.	50,729	2,217,950
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HDFC Bank Ltd., ADR	93,871	6,542,809
ICICI Bank Ltd., ADR	301,981	6,969,721
IndusInd Bank Ltd.	157,709	2,652,748
Larsen & Toubro Ltd.	142,106	4,296,930
Mahindra & Mahindra Ltd.	158,032	2,807,815
Max Healthcare Institute Ltd.(a)	256,177	1,874,495
Persistent Systems Ltd.	8,370	513,245
Reliance Industries Ltd.	132,461	4,128,953
WNS Holdings Ltd., ADR(a)	21,867	1,612,035
Total		43,281,064
Indonesia 7.6%
Bank Negara Indonesia Persero Tbk PT	4,769,000	2,926,024
PT Astra International Tbk	6,455,500	2,928,076
PT Bank Central Asia Tbk	9,634,700	5,908,947
PT Bank Rakyat Indonesia Persero Tbk	19,302,039	7,047,013
Total		18,810,060
Kazakhstan 0.6%
Kaspi.KZ JSC, GDR, Registered Shares(d)	19,550	1,559,533
Malaysia 0.3%
CIMB Group Holdings Bhd	596,900	647,916
Mexico 4.6%
Arca Continental SAB de CV	130,300	1,337,332
Banco del Bajio SA	142,304	434,718
Corporación Inmobiliaria Vesta SAB de CV	151,365	491,315
Grupo Aeroportuario del Centro Norte SAB de CV	121,426	1,291,087
Grupo Aeroportuario del Pacifico SAB de CV	65,202	1,173,423
Grupo Financiero Banorte SAB de CV, Class O	451,559	3,714,935
Wal-Mart de Mexico SAB de CV, Class V	764,245	3,031,173
Total		11,473,983
Philippines 0.5%
BDO Unibank, Inc.	474,770	1,188,863
Poland 1.2%
Dino Polska SA(a)	26,266	3,068,747
Russian Federation 0.3%
Detsky Mir PJSC(a),(b),(c),(e)	911,435	0
Fix Price Group PLC, GDR(a),(b),(c),(d),(e)	502,952	860,048
Total		860,048
Common Stocks (continued)
Issuer	Shares	Value ($)
Saudi Arabia 0.3%
Nahdi Medical Co.	16,936	771,060
South Africa 2.5%
Absa Group Ltd.	208,311	1,859,243
Capitec Bank Holdings Ltd.	16,405	1,366,554
Clicks Group Ltd.	91,850	1,275,127
Shoprite Holdings Ltd.	131,541	1,577,780
Total		6,078,704
South Korea 10.1%
Coupang, Inc.(a)	115,269	2,005,681
Samsung Biologics Co., Ltd.(a)	2,096	1,186,708
Samsung Electro-Mechanics Co., Ltd.	20,921	2,309,753
Samsung Electronics Co., Ltd.	230,508	12,692,527
Samsung SDI Co., Ltd.	6,506	3,322,188
SK Hynix, Inc.	39,887	3,504,648
Total		25,021,505
Taiwan 9.7%
ASPEED Technology, Inc.	27,000	2,486,829
Chailease Holding Co., Ltd.(a)	113,400	745,582
Delta Electronics	212,000	2,349,454
Parade Technologies Ltd.	14,000	485,312
Taiwan Semiconductor Manufacturing Co., Ltd.	978,838	18,082,401
Total		24,149,578
Thailand 1.0%
Kasikornbank PCL, Foreign Registered Shares	349,100	1,277,749
PTT Exploration & Production PCL	307,100	1,301,235
Total		2,578,984
Total Common Stocks (Cost $224,962,881)		243,944,342

Preferred Stocks 1.5%
Issuer	Shares	Value ($)
South Korea 1.5%
Samsung Electronics Co., Ltd.	80,792	3,666,285
Total Preferred Stocks (Cost $2,092,325)		3,666,285

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(f),(g)	811,032	810,707
Total Money Market Funds (Cost $810,648)		810,707
Total Investments in Securities (Cost $227,865,854)		248,421,334
Other Assets & Liabilities, Net		(27,709)
Net Assets		$248,393,625
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the total value of these securities amounted to $860,049, which represents 0.35% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $2,613,718, which represents 1.05% of total net assets.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2023, the total market value of these securities amounted to $860,048, which represents 0.35% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	911,435	1,345,538	—
Fix Price Group PLC, GDR	03/05/2021-03/08/2021	502,952	4,907,336	860,048
			6,252,874	860,048

(f)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	9,344,347	26,107,465	(34,640,425)	(680)	810,707	(776)	106,092	811,032
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	4,273,126	—	—	4,273,126
Brazil	20,395,885	—	—	20,395,885
Canada	2,062,608	—	—	2,062,608
China	4,498,208	62,205,656	1	66,703,865
Greece	—	7,363,534	—	7,363,534
Hong Kong	—	3,655,279	—	3,655,279
India	15,124,565	28,156,499	—	43,281,064
Indonesia	—	18,810,060	—	18,810,060
Kazakhstan	—	1,559,533	—	1,559,533
Malaysia	—	647,916	—	647,916
Mexico	11,473,983	—	—	11,473,983
Philippines	—	1,188,863	—	1,188,863
Poland	—	3,068,747	—	3,068,747
Russian Federation	—	—	860,048	860,048
Saudi Arabia	—	771,060	—	771,060
South Africa	—	6,078,704	—	6,078,704
South Korea	2,005,681	23,015,824	—	25,021,505
Taiwan	—	24,149,578	—	24,149,578
Thailand	—	2,578,984	—	2,578,984
Total Common Stocks	59,834,056	183,250,237	860,049	243,944,342
Preferred Stocks
South Korea	—	3,666,285	—	3,666,285
Total Preferred Stocks	—	3,666,285	—	3,666,285
Money Market Funds	810,707	—	—	810,707
Total Investments in Securities	60,644,763	186,916,522	860,049	248,421,334
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $227,055,206)	$247,610,627
Affiliated issuers (cost $810,648)	810,707
Foreign currency (cost $24,710)	24,659
Receivable for:
Investments sold	886,305
Capital shares sold	12,455
Dividends	439,916
Foreign tax reclaims	50,932
Expense reimbursement due from Investment Manager	957
Prepaid expenses	5,207
Total assets	249,841,765
Liabilities
Payable for:
Investments purchased	102,284
Capital shares redeemed	116,349
Foreign capital gains taxes deferred	1,061,918
Management services fees	7,445
Distribution and/or service fees	827
Service fees	9,994
Compensation of board members	109,231
Compensation of chief compliance officer	22
Other expenses	40,070
Total liabilities	1,448,140
Net assets applicable to outstanding capital stock	$248,393,625
Represented by
Paid in capital	251,598,933
Total distributable earnings (loss)	(3,205,308)
Total - representing net assets applicable to outstanding capital stock	$248,393,625
Class 1
Net assets	$65,051,548
Shares outstanding	6,815,709
Net asset value per share	$9.54
Class 2
Net assets	$59,258,422
Shares outstanding	6,339,903
Net asset value per share	$9.35
Class 3
Net assets	$124,083,655
Shares outstanding	13,111,978
Net asset value per share	$9.46
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,402,382
Dividends — affiliated issuers	106,092
Foreign taxes withheld	(429,115)
Total income	3,079,359
Expenses:
Management services fees	1,340,999
Distribution and/or service fees
Class 2	73,056
Class 3	76,856
Service fees	57,471
Compensation of board members	8,752
Custodian fees	45,838
Printing and postage fees	14,590
Accounting services fees	15,720
Legal fees	7,536
Interest on interfund lending	327
Compensation of chief compliance officer	24
Other	17,459
Total expenses	1,658,628
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(155,275)
Total net expenses	1,503,353
Net investment income	1,576,006
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,938,349)
Investments — affiliated issuers	(776)
Foreign currency translations	(84,439)
Net realized loss	(10,023,564)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	23,187,996
Investments — affiliated issuers	(680)
Foreign currency translations	(1,098)
Foreign capital gains tax	(198,000)
Net change in unrealized appreciation (depreciation)	22,988,218
Net realized and unrealized gain	12,964,654
Net increase in net assets resulting from operations	$14,540,660
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$1,576,006	$190,742
Net realized loss	(10,023,564)	(12,743,277)
Net change in unrealized appreciation (depreciation)	22,988,218	(106,893,649)
Net increase (decrease) in net assets resulting from operations	14,540,660	(119,446,184)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(69,821)	(19,236,412)
Class 2	—	(18,957,219)
Class 3	—	(41,600,090)
Total distributions to shareholders	(69,821)	(79,793,721)
Increase (decrease) in net assets from capital stock activity	(4,675,755)	76,822,229
Total increase (decrease) in net assets	9,795,084	(122,417,676)
Net assets at beginning of period	238,598,541	361,016,217
Net assets at end of period	$248,393,625	$238,598,541

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	147,137	1,369,694	291,546	3,531,729
Distributions reinvested	7,556	69,821	2,022,756	19,236,412
Shares redeemed	(7,410)	(69,415)	(56,091)	(716,777)
Net increase	147,283	1,370,100	2,258,211	22,051,364
Class 2
Shares sold	174,252	1,588,094	629,221	8,331,063
Distributions reinvested	—	—	2,034,037	18,957,219
Shares redeemed	(258,034)	(2,364,515)	(444,092)	(4,855,266)
Net increase (decrease)	(83,782)	(776,421)	2,219,166	22,433,016
Class 3
Shares sold	90,927	826,806	360,342	4,375,474
Distributions reinvested	—	—	4,411,462	41,600,090
Shares redeemed	(658,289)	(6,096,240)	(1,173,119)	(13,637,715)
Net increase (decrease)	(567,362)	(5,269,434)	3,598,685	32,337,849
Total net increase (decrease)	(503,861)	(4,675,755)	8,076,062	76,822,229
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$9.00	0.07	0.48	0.55	(0.01)	—	(0.01)
Year Ended 12/31/2022	$19.42	0.02	(6.18)	(6.16)	—	(4.26)	(4.26)
Year Ended 12/31/2021	$21.90	(0.03)	(1.41)	(1.44)	(0.24)	(0.80)	(1.04)
Year Ended 12/31/2020	$18.98	(0.01)	5.36	5.35	(0.12)	(2.31)	(2.43)
Year Ended 12/31/2019	$16.38	0.09	4.79	4.88	(0.04)	(2.25)	(2.29)
Year Ended 12/31/2018	$21.04	0.14	(4.67)	(4.53)	(0.13)	—	(0.13)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$8.81	0.05	0.49	0.54	—	—	—
Year Ended 12/31/2022	$19.18	(0.01)	(6.10)	(6.11)	—	(4.26)	(4.26)
Year Ended 12/31/2021	$21.66	(0.08)	(1.40)	(1.48)	(0.20)	(0.80)	(1.00)
Year Ended 12/31/2020	$18.78	(0.05)	5.32	5.27	(0.08)	(2.31)	(2.39)
Year Ended 12/31/2019	$16.26	0.06	4.73	4.79	(0.02)	(2.25)	(2.27)
Year Ended 12/31/2018	$20.84	0.06	(4.59)	(4.53)	(0.05)	—	(0.05)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$8.92	0.06	0.48	0.54	—	—	—
Year Ended 12/31/2022	$19.32	0.01	(6.15)	(6.14)	—	(4.26)	(4.26)
Year Ended 12/31/2021	$21.80	(0.06)	(1.40)	(1.46)	(0.22)	(0.80)	(1.02)
Year Ended 12/31/2020	$18.89	(0.03)	5.35	5.32	(0.10)	(2.31)	(2.41)
Year Ended 12/31/2019	$16.33	0.08	4.76	4.84	(0.03)	(2.25)	(2.28)
Year Ended 12/31/2018	$20.96	0.09	(4.63)	(4.54)	(0.09)	—	(0.09)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.
(f)	Rounds to zero.
(g)	The Fund received a payment from an affiliate which had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	—	$9.54	6.12%	1.24%(c)	1.11%(c)	1.43%	23%	$65,052
Year Ended 12/31/2022	—	$9.00	(32.90%)	1.26%	1.12%	0.20%	51%	$60,003
Year Ended 12/31/2021	—	$19.42	(7.20%)	1.22%(c)	1.14%(c)	(0.16%)	28%	$85,630
Year Ended 12/31/2020	—	$21.90	33.61%	1.23%(c),(d)	1.14%(c),(d)	(0.05%)	26%	$171,261
Year Ended 12/31/2019	0.01	$18.98	31.50%(e)	1.22%(c)	1.17%(c)	0.53%	26%	$133,990
Year Ended 12/31/2018	—	$16.38	(21.62%)	1.20%(c)	1.20%(c)	0.70%	41%	$196,720
Class 2
Six Months Ended 6/30/2023 (Unaudited)	—	$9.35	6.13%	1.49%(c)	1.36%(c)	1.17%	23%	$59,258
Year Ended 12/31/2022	—	$8.81	(33.07%)	1.51%	1.37%	(0.05%)	51%	$56,612
Year Ended 12/31/2021	—	$19.18	(7.47%)	1.48%(c)	1.39%(c)	(0.39%)	28%	$80,663
Year Ended 12/31/2020	—	$21.66	33.31%	1.48%(c),(d)	1.39%(c),(d)	(0.30%)	26%	$75,522
Year Ended 12/31/2019	0.00(f)	$18.78	31.13%(g)	1.47%(c)	1.42%(c)	0.33%	26%	$55,859
Year Ended 12/31/2018	—	$16.26	(21.78%)	1.47%(c)	1.46%(c)	0.33%	41%	$42,531
Class 3
Six Months Ended 6/30/2023 (Unaudited)	—	$9.46	6.05%	1.36%(c)	1.23%(c)	1.28%	23%	$124,084
Year Ended 12/31/2022	—	$8.92	(32.98%)	1.38%	1.25%	0.06%	51%	$121,983
Year Ended 12/31/2021	—	$19.32	(7.33%)	1.35%(c)	1.26%(c)	(0.27%)	28%	$194,723
Year Ended 12/31/2020	—	$21.80	33.51%	1.35%(c),(d)	1.27%(c),(d)	(0.18%)	26%	$222,100
Year Ended 12/31/2019	0.00(f)	$18.89	31.29%(g)	1.34%(c)	1.29%(c)	0.45%	26%	$196,505
Year Ended 12/31/2018	—	$16.33	(21.73%)	1.34%(c)	1.33%(c)	0.44%	41%	$173,529
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
18	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 1.10% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.05% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	1.09%	1.12%
Class 2	1.34	1.37
Class 3	1.215	1.245
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
227,866,000	46,436,000	(25,881,000)	20,555,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(13,707,916)	—	(13,707,916)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
20	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $58,750,159 and $54,539,499, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	300,000	5.61	7
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 9. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Greater China. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events
22	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Variable interest entity risk
Many Chinese companies to which the Fund seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China that, until recently, was not acknowledged by the Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and such legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
24	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	25

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Emerging Markets Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
26	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	27

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as certain portfolio management steps) were being taken to help improve the Fund’s performance.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to
28	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2023	29

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Columbia Variable Portfolio – Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7007_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Disciplined Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Disciplined Core Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Disciplined Core Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	15.74	16.96	10.65	12.22
Class 2	05/03/10	15.62	16.67	10.37	11.94
Class 3	10/13/81	15.67	16.83	10.52	12.08
S&P 500 Index		16.89	19.59	12.31	12.86
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	8.9
Consumer Discretionary	10.9
Consumer Staples	6.4
Energy	4.5
Financials	12.3
Health Care	13.1
Industrials	8.5
Information Technology	28.5
Materials	2.5
Real Estate	2.2
Utilities	2.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,157.40	1,021.54	3.66	3.43	0.68
Class 2	1,000.00	1,000.00	1,156.20	1,020.29	5.00	4.68	0.93
Class 3	1,000.00	1,000.00	1,156.70	1,020.94	4.30	4.03	0.80
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 8.8%
Entertainment 0.4%
Electronic Arts, Inc.	121,196	15,719,121
Interactive Media & Services 7.9%
Alphabet, Inc., Class A(a)	1,579,843	189,107,207
Meta Platforms, Inc., Class A(a)	392,931	112,763,339
Total		301,870,546
Media 0.5%
Fox Corp., Class A	567,301	19,288,234
Total Communication Services		336,877,901
Consumer Discretionary 10.8%
Automobiles 0.9%
Tesla, Inc.(a)	135,995	35,599,411
Broadline Retail 2.2%
Amazon.com, Inc.(a)	483,774	63,064,778
Etsy, Inc.(a)	231,129	19,555,825
Total		82,620,603
Hotels, Restaurants & Leisure 2.5%
Booking Holdings, Inc.(a)	14,074	38,004,445
Expedia Group, Inc.(a)	344,317	37,664,837
MGM Resorts International	415,059	18,229,391
Total		93,898,673
Household Durables 2.1%
Lennar Corp., Class A	365,315	45,777,623
PulteGroup, Inc.	463,967	36,040,956
Total		81,818,579
Specialty Retail 3.1%
Bath & Body Works, Inc.	145,498	5,456,175
Best Buy Co., Inc.	185,100	15,168,945
O’Reilly Automotive, Inc.(a)	62,871	60,060,666
TJX Companies, Inc. (The)	467,300	39,622,367
Total		120,308,153
Total Consumer Discretionary		414,245,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.4%
Consumer Staples Distribution & Retail 2.1%
Kroger Co. (The)	118,514	5,570,158
Walmart, Inc.	467,181	73,431,510
Total		79,001,668
Food Products 2.3%
Archer-Daniels-Midland Co.	758,412	57,305,611
General Mills, Inc.	398,835	30,590,644
Total		87,896,255
Household Products 0.4%
Procter & Gamble Co. (The)	104,258	15,820,109
Tobacco 1.6%
Altria Group, Inc.	1,353,985	61,335,520
Total Consumer Staples		244,053,552
Energy 4.5%
Oil, Gas & Consumable Fuels 4.5%
Exxon Mobil Corp.	712,442	76,409,404
Marathon Petroleum Corp.	388,204	45,264,586
Valero Energy Corp.	414,225	48,588,593
Total		170,262,583
Total Energy		170,262,583
Financials 12.2%
Banks 2.3%
Citigroup, Inc.	833,392	38,369,368
Wells Fargo & Co.	1,173,390	50,080,285
Total		88,449,653
Capital Markets 3.6%
CME Group, Inc.	62,130	11,512,068
Morgan Stanley	803,129	68,587,216
State Street Corp.	792,279	57,978,977
Total		138,078,261
Consumer Finance 0.7%
Synchrony Financial	777,153	26,361,030
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.4%
MasterCard, Inc., Class A	123,845	48,708,239
Visa, Inc., Class A	167,534	39,785,974
Total		88,494,213
Insurance 3.2%
Aon PLC, Class A	16,905	5,835,606
Lincoln National Corp.	182,861	4,710,500
Marsh & McLennan Companies, Inc.	385,315	72,470,045
MetLife, Inc.	701,293	39,644,093
Total		122,660,244
Total Financials		464,043,401
Health Care 13.0%
Biotechnology 2.2%
AbbVie, Inc.	232,992	31,391,012
Amgen, Inc.	13,500	2,997,270
BioMarin Pharmaceutical, Inc.(a)	116,956	10,137,746
Regeneron Pharmaceuticals, Inc.(a)	25,825	18,556,296
Vertex Pharmaceuticals, Inc.(a)	64,067	22,545,818
Total		85,628,142
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	511,952	55,813,007
Hologic, Inc.(a)	686,013	55,546,472
Total		111,359,479
Health Care Providers & Services 3.2%
Cardinal Health, Inc.	367,045	34,711,446
Centene Corp.(a)	144,236	9,728,718
CVS Health Corp.	393,329	27,190,834
Humana, Inc.	35,371	15,815,435
McKesson Corp.	79,203	33,844,234
Total		121,290,667
Life Sciences Tools & Services 0.8%
IQVIA Holdings, Inc.(a)	131,463	29,548,938
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	1,067,638	68,275,450
Pfizer, Inc.	1,757,129	64,451,492
Viatris, Inc.	1,528,850	15,257,923
Total		147,984,865
Total Health Care		495,812,091
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.4%
Aerospace & Defense 2.3%
Lockheed Martin Corp.	139,736	64,331,660
Textron, Inc.	379,581	25,671,063
Total		90,002,723
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	132,707	23,787,730
Building Products 0.3%
Masco Corp.	194,940	11,185,657
Commercial Services & Supplies 0.9%
Cintas Corp.	69,414	34,504,311
Ground Transportation 0.3%
CSX Corp.	325,987	11,116,157
Machinery 2.9%
Caterpillar, Inc.	206,816	50,887,077
Parker-Hannifin Corp.	150,050	58,525,502
Total		109,412,579
Passenger Airlines 0.2%
Delta Air Lines, Inc.(a)	93,797	4,459,109
Southwest Airlines Co.	86,666	3,138,176
Total		7,597,285
Professional Services 0.9%
Automatic Data Processing, Inc.	150,918	33,170,267
Total Industrials		320,776,709
Information Technology 28.3%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,637,774	84,738,427
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc.(a)	253,022	28,821,736
Applied Materials, Inc.	39,800	5,752,692
Lam Research Corp.	121,159	77,888,274
NVIDIA Corp.	135,200	57,192,304
QUALCOMM, Inc.	599,520	71,366,861
Total		241,021,867

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.6%
Adobe, Inc.(a)	171,724	83,971,319
Autodesk, Inc.(a)	242,322	49,581,504
Fortinet, Inc.(a)	749,979	56,690,913
Microsoft Corp.	741,822	252,620,064
Total		442,863,800
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.(b)	1,606,261	311,566,446
Total Information Technology		1,080,190,540
Materials 2.5%
Chemicals 1.2%
CF Industries Holdings, Inc.	219,261	15,221,099
Mosaic Co. (The)	889,102	31,118,570
Total		46,339,669
Metals & Mining 1.3%
Nucor Corp.	297,557	48,793,397
Total Materials		95,133,066
Real Estate 2.1%
Hotel & Resort REITs 0.8%
Host Hotels & Resorts, Inc.	1,804,388	30,367,850
Specialized REITs 1.3%
SBA Communications Corp.	85,314	19,772,372
Weyerhaeuser Co.	935,276	31,341,099
Total		51,113,471
Total Real Estate		81,481,321
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.1%
Electric Utilities 2.1%
American Electric Power Co., Inc.	631,138	53,141,820
Evergy, Inc.	484,512	28,305,191
Total		81,447,011
Total Utilities		81,447,011
Total Common Stocks (Cost $3,173,075,186)		3,784,323,594

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(c),(d)	38,723,868	38,708,379
Total Money Market Funds (Cost $38,708,379)		38,708,379
Total Investments in Securities (Cost: $3,211,783,565)		3,823,031,973
Other Assets & Liabilities, Net		(3,767,825)
Net Assets		3,819,264,148

At June 30, 2023, securities and/or cash totaling $7,176,890 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	195	09/2023	USD	43,760,438	975,086	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	55,464,807	269,070,589	(285,822,171)	(4,846)	38,708,379	(9,466)	1,147,851	38,723,868
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	336,877,901	—	—	336,877,901
Consumer Discretionary	414,245,419	—	—	414,245,419
Consumer Staples	244,053,552	—	—	244,053,552
Energy	170,262,583	—	—	170,262,583
Financials	464,043,401	—	—	464,043,401
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Health Care	495,812,091	—	—	495,812,091
Industrials	320,776,709	—	—	320,776,709
Information Technology	1,080,190,540	—	—	1,080,190,540
Materials	95,133,066	—	—	95,133,066
Real Estate	81,481,321	—	—	81,481,321
Utilities	81,447,011	—	—	81,447,011
Total Common Stocks	3,784,323,594	—	—	3,784,323,594
Money Market Funds	38,708,379	—	—	38,708,379
Total Investments in Securities	3,823,031,973	—	—	3,823,031,973
Investments in Derivatives
Asset
Futures Contracts	975,086	—	—	975,086
Total	3,824,007,059	—	—	3,824,007,059
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,173,075,186)	$3,784,323,594
Affiliated issuers (cost $38,708,379)	38,708,379
Receivable for:
Capital shares sold	4,484
Dividends	2,910,759
Variation margin for futures contracts	580,125
Prepaid expenses	20,532
Total assets	3,826,547,873
Liabilities
Payable for:
Capital shares redeemed	6,800,521
Variation margin for futures contracts	23,465
Management services fees	67,046
Distribution and/or service fees	4,656
Service fees	62,348
Compensation of board members	271,517
Compensation of chief compliance officer	352
Other expenses	53,820
Total liabilities	7,283,725
Net assets applicable to outstanding capital stock	$3,819,264,148
Represented by
Trust capital	$3,819,264,148
Total - representing net assets applicable to outstanding capital stock	$3,819,264,148
Class 1
Net assets	$2,501,615,120
Shares outstanding	30,001,992
Net asset value per share	$83.38
Class 2
Net assets	$54,659,650
Shares outstanding	677,225
Net asset value per share	$80.71
Class 3
Net assets	$1,262,989,378
Shares outstanding	15,404,604
Net asset value per share	$81.99
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$32,246,228
Dividends — affiliated issuers	1,147,851
Total income	33,394,079
Expenses:
Management services fees	11,890,896
Distribution and/or service fees
Class 2	62,402
Class 3	748,140
Service fees	374,090
Compensation of board members	33,885
Custodian fees	11,847
Printing and postage fees	27,385
Accounting services fees	15,045
Legal fees	30,434
Interest on collateral	1,121
Compensation of chief compliance officer	354
Other	30,329
Total expenses	13,225,928
Net investment income	20,168,151
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	151,922,648
Investments — affiliated issuers	(9,466)
Futures contracts	4,239,630
Net realized gain	156,152,812
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	362,854,903
Investments — affiliated issuers	(4,846)
Futures contracts	3,163,766
Net change in unrealized appreciation (depreciation)	366,013,823
Net realized and unrealized gain	522,166,635
Net increase in net assets resulting from operations	$542,334,786
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$20,168,151	$39,790,300
Net realized gain	156,152,812	214,383,641
Net change in unrealized appreciation (depreciation)	366,013,823	(1,114,009,526)
Net increase (decrease) in net assets resulting from operations	542,334,786	(859,835,585)
Decrease in net assets from capital stock activity	(290,680,694)	(281,067,397)
Total increase (decrease) in net assets	251,654,092	(1,140,902,982)
Net assets at beginning of period	3,567,610,056	4,708,513,038
Net assets at end of period	$3,819,264,148	$3,567,610,056

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	38,494	2,923,809	288,893	21,301,846
Shares redeemed	(3,032,482)	(238,024,847)	(2,396,312)	(189,159,514)
Net decrease	(2,993,988)	(235,101,038)	(2,107,419)	(167,857,668)
Class 2
Shares sold	35,996	2,688,366	93,482	7,076,086
Shares redeemed	(26,584)	(1,975,887)	(63,257)	(4,677,754)
Net increase	9,412	712,479	30,225	2,398,332
Class 3
Shares sold	5,977	445,904	2,954	220,119
Shares redeemed	(744,161)	(56,738,039)	(1,524,044)	(115,828,180)
Net decrease	(738,184)	(56,292,135)	(1,521,090)	(115,608,061)
Total net decrease	(3,722,760)	(290,680,694)	(3,598,284)	(281,067,397)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$72.04	0.44	10.90	11.34
Year Ended 12/31/2022	$88.63	0.81	(17.40)	(16.59)
Year Ended 12/31/2021	$66.77	0.75	21.11	21.86
Year Ended 12/31/2020	$58.51	0.79	7.47	8.26
Year Ended 12/31/2019	$46.89	0.76	10.86	11.62
Year Ended 12/31/2018	$48.64	0.72	(2.47)	(1.75)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$69.81	0.33	10.57	10.90
Year Ended 12/31/2022	$86.12	0.60	(16.91)	(16.31)
Year Ended 12/31/2021	$65.04	0.55	20.53	21.08
Year Ended 12/31/2020	$57.13	0.63	7.28	7.91
Year Ended 12/31/2019	$45.90	0.61	10.62	11.23
Year Ended 12/31/2018	$47.74	0.60	(2.44)	(1.84)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$70.88	0.38	10.73	11.11
Year Ended 12/31/2022	$87.31	0.70	(17.13)	(16.43)
Year Ended 12/31/2021	$65.86	0.65	20.80	21.45
Year Ended 12/31/2020	$57.78	0.71	7.37	8.08
Year Ended 12/31/2019	$46.36	0.68	10.74	11.42
Year Ended 12/31/2018	$48.16	0.65	(2.45)	(1.80)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$83.38	15.74%	0.68%(c)	0.68%(c)	1.14%	25%	$2,501,615
Year Ended 12/31/2022	$72.04	(18.72%)	0.67%(c)	0.67%(c)	1.05%	50%	$2,376,866
Year Ended 12/31/2021	$88.63	32.74%	0.67%(c)	0.67%(c)	0.96%	58%	$3,111,300
Year Ended 12/31/2020	$66.77	14.12%	0.66%	0.66%	1.36%	74%	$3,713,795
Year Ended 12/31/2019	$58.51	24.78%	0.66%	0.66%	1.41%	69%	$4,290,429
Year Ended 12/31/2018	$46.89	(3.60%)	0.66%	0.66%	1.42%	74%	$3,650,498
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$80.71	15.62%	0.93%(c)	0.93%(c)	0.89%	25%	$54,660
Year Ended 12/31/2022	$69.81	(18.94%)	0.92%(c)	0.92%(c)	0.80%	50%	$46,623
Year Ended 12/31/2021	$86.12	32.41%	0.92%(c)	0.92%(c)	0.73%	58%	$54,906
Year Ended 12/31/2020	$65.04	13.85%	0.91%	0.91%	1.12%	74%	$41,400
Year Ended 12/31/2019	$57.13	24.46%	0.91%	0.91%	1.17%	69%	$39,356
Year Ended 12/31/2018	$45.90	(3.85%)	0.91%	0.91%	1.21%	74%	$28,322
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$81.99	15.67%	0.80%(c)	0.80%(c)	1.01%	25%	$1,262,989
Year Ended 12/31/2022	$70.88	(18.82%)	0.80%(c)	0.80%(c)	0.93%	50%	$1,144,120
Year Ended 12/31/2021	$87.31	32.57%	0.79%(c)	0.79%(c)	0.85%	58%	$1,542,306
Year Ended 12/31/2020	$65.86	13.98%	0.79%	0.79%	1.24%	74%	$1,286,377
Year Ended 12/31/2019	$57.78	24.63%	0.78%	0.78%	1.29%	69%	$1,260,116
Year Ended 12/31/2018	$46.36	(3.74%)	0.78%	0.78%	1.29%	74%	$1,139,339
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Disciplined Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
18	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	975,086*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,239,630

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,163,766
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	54,051,226

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
20	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.65% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2023 through April 30, 2024	Voluntary expense cap May 1, 2023 through June 30, 2023	Contractual expense cap prior to May 1, 2023
Class 1	0.69%	0.69%	0.69%
Class 2	0.94	0.94	0.94
Class 3	0.815	0.815	0.815
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $909,918,971 and $1,150,386,550, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
22	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Disciplined Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	25

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
26	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023	27

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
28	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7004_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Select Large Cap Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Large Cap Equity Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2018
Tiffany Wade
Co-Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	01/04/18	19.24	20.30	12.02	10.93
Class 2	01/04/18	19.15	20.06	11.74	10.65
S&P 500 Index		16.89	19.59	12.31	11.31
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative. Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	99.3
Money Market Funds	0.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	9.5
Consumer Discretionary	8.7
Consumer Staples	7.0
Energy	3.7
Financials	10.6
Health Care	14.0
Industrials	9.7
Information Technology	30.6
Real Estate	3.2
Utilities	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,192.40	1,021.59	3.66	3.38	0.67
Class 2	1,000.00	1,000.00	1,191.50	1,020.29	5.08	4.68	0.93
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 9.5%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	2,528,447	40,328,730
Entertainment 1.3%
Activision Blizzard, Inc.(a)	510,278	43,016,435
Interactive Media & Services 5.1%
Alphabet, Inc., Class C(a)	1,374,787	166,307,983
Media 1.9%
Comcast Corp., Class A	1,445,638	60,066,259
Total Communication Services		309,719,407
Consumer Discretionary 8.7%
Automobiles 1.2%
Tesla, Inc.(a)	155,393	40,677,226
Broadline Retail 4.7%
Amazon.com, Inc.(a)	1,167,794	152,233,626
Hotels, Restaurants & Leisure 2.8%
Hilton Worldwide Holdings, Inc.	320,915	46,709,178
Las Vegas Sands Corp.(a)	770,702	44,700,716
Total		91,409,894
Total Consumer Discretionary		284,320,746
Consumer Staples 7.0%
Beverages 1.6%
Coca-Cola Co. (The)	885,083	53,299,698
Consumer Staples Distribution & Retail 2.0%
Walmart, Inc.	417,815	65,672,162
Food Products 1.3%
Mondelez International, Inc., Class A	577,009	42,087,037
Household Products 2.1%
Procter & Gamble Co. (The)	443,064	67,230,531
Total Consumer Staples		228,289,428
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
EOG Resources, Inc.	364,264	41,686,372
Exxon Mobil Corp.	716,729	76,869,185
Total		118,555,557
Total Energy		118,555,557
Financials 10.6%
Banks 1.9%
Bank of America Corp.	2,195,045	62,975,841
Capital Markets 3.0%
Morgan Stanley	566,479	48,377,307
S&P Global, Inc.	120,163	48,172,145
Total		96,549,452
Consumer Finance 1.6%
Discover Financial Services	455,536	53,229,381
Financial Services 2.4%
MasterCard, Inc., Class A	201,944	79,424,575
Insurance 1.7%
Chubb Ltd.	281,141	54,136,511
Total Financials		346,315,760
Health Care 13.9%
Biotechnology 1.6%
BioMarin Pharmaceutical, Inc.(a)	223,133	19,341,168
Vertex Pharmaceuticals, Inc.(a)	89,405	31,462,514
Total		50,803,682
Health Care Equipment & Supplies 5.2%
Baxter International, Inc.	575,357	26,213,265
Boston Scientific Corp.(a)	864,455	46,758,371
Intuitive Surgical, Inc.(a)	157,402	53,822,040
Zimmer Biomet Holdings, Inc.	302,245	44,006,872
Total		170,800,548
Health Care Providers & Services 1.5%
Elevance Health, Inc.	110,141	48,934,545
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.6%
Eli Lilly & Co.	146,827	68,858,926
Merck & Co., Inc.	534,088	61,628,414
Zoetis, Inc.	314,536	54,166,245
Total		184,653,585
Total Health Care		455,192,360
Industrials 9.6%
Commercial Services & Supplies 2.7%
Cintas Corp.	91,617	45,540,978
Republic Services, Inc.	286,151	43,829,749
Total		89,370,727
Construction & Engineering 1.3%
MasTec, Inc.(a)	355,624	41,952,963
Electrical Equipment 1.5%
Eaton Corp. PLC	237,220	47,704,942
Industrial Conglomerates 1.5%
Honeywell International, Inc.	244,858	50,808,035
Machinery 1.7%
Parker-Hannifin Corp.	142,282	55,495,672
Passenger Airlines 0.9%
Delta Air Lines, Inc.(a)	623,191	29,626,500
Total Industrials		314,958,839
Information Technology 30.5%
Communications Equipment 1.9%
Cisco Systems, Inc.	1,161,607	60,101,546
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity Ltd.	321,664	45,084,426
Semiconductors & Semiconductor Equipment 8.9%
Broadcom, Inc.	85,980	74,581,632
Lam Research Corp.	82,498	53,034,664
NVIDIA Corp.	257,260	108,826,125
QUALCOMM, Inc.	462,235	55,024,455
Total		291,466,876
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.8%
Adobe, Inc.(a)	134,878	65,953,993
Microsoft Corp.	785,977	267,656,608
Palo Alto Networks, Inc.(a)	207,997	53,145,313
Total		386,755,914
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	1,097,102	212,804,875
Total Information Technology		996,213,637
Real Estate 3.2%
Industrial REITs 1.3%
Prologis, Inc.	332,311	40,751,298
Retail REITs 1.0%
Realty Income Corp.	556,181	33,254,062
Specialized REITs 0.9%
CubeSmart	688,562	30,751,179
Total Real Estate		104,756,539
Utilities 2.9%
Multi-Utilities 2.9%
Ameren Corp.	604,375	49,359,307
DTE Energy Co.	426,212	46,891,844
Total		96,251,151
Total Utilities		96,251,151
Total Common Stocks (Cost $2,521,845,968)		3,254,573,424

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	21,408,303	21,399,739
Total Money Market Funds (Cost $21,397,164)		21,399,739
Total Investments in Securities (Cost: $2,543,243,132)		3,275,973,163
Other Assets & Liabilities, Net		(4,714,116)
Net Assets		3,271,259,047

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	18,096,430	252,727,104	(249,422,739)	(1,056)	21,399,739	8,662	526,723	21,408,303
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	309,719,407	—	—	309,719,407
Consumer Discretionary	284,320,746	—	—	284,320,746
Consumer Staples	228,289,428	—	—	228,289,428
Energy	118,555,557	—	—	118,555,557
Financials	346,315,760	—	—	346,315,760
Health Care	455,192,360	—	—	455,192,360
Industrials	314,958,839	—	—	314,958,839
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	996,213,637	—	—	996,213,637
Real Estate	104,756,539	—	—	104,756,539
Utilities	96,251,151	—	—	96,251,151
Total Common Stocks	3,254,573,424	—	—	3,254,573,424
Money Market Funds	21,399,739	—	—	21,399,739
Total Investments in Securities	3,275,973,163	—	—	3,275,973,163
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,521,845,968)	$3,254,573,424
Affiliated issuers (cost $21,397,164)	21,399,739
Cash	3,293
Receivable for:
Dividends	2,595,904
Prepaid expenses	11,735
Total assets	3,278,584,095
Liabilities
Payable for:
Capital shares redeemed	7,163,750
Management services fees	59,152
Distribution and/or service fees	8
Compensation of board members	74,523
Compensation of chief compliance officer	292
Other expenses	27,323
Total liabilities	7,325,048
Net assets applicable to outstanding capital stock	$3,271,259,047
Represented by
Trust capital	$3,271,259,047
Total - representing net assets applicable to outstanding capital stock	$3,271,259,047
Class 1
Net assets	$3,269,996,350
Shares outstanding	185,198,142
Net asset value per share	$17.66
Class 2
Net assets	$1,262,697
Shares outstanding	72,499
Net asset value per share	$17.42
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$24,937,267
Dividends — affiliated issuers	526,723
Total income	25,463,990
Expenses:
Management services fees	10,314,355
Distribution and/or service fees
Class 2	872
Service fees	179
Compensation of board members	29,593
Custodian fees	7,621
Printing and postage fees	3,928
Accounting services fees	15,045
Legal fees	26,299
Compensation of chief compliance officer	296
Other	24,923
Total expenses	10,423,111
Net investment income	15,040,879
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	63,267,610
Investments — affiliated issuers	8,662
Net realized gain	63,276,272
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	472,058,315
Investments — affiliated issuers	(1,056)
Net change in unrealized appreciation (depreciation)	472,057,259
Net realized and unrealized gain	535,333,531
Net increase in net assets resulting from operations	$550,374,410
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$15,040,879	$28,292,865
Net realized gain	63,276,272	77,864,340
Net change in unrealized appreciation (depreciation)	472,057,259	(855,799,222)
Net increase (decrease) in net assets resulting from operations	550,374,410	(749,642,017)
Decrease in net assets from capital stock activity	(238,439,819)	(251,251,689)
Total increase (decrease) in net assets	311,934,591	(1,000,893,706)
Net assets at beginning of period	2,959,324,456	3,960,218,162
Net assets at end of period	$3,271,259,047	$2,959,324,456

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	139,971	2,176,707	1,554,957	23,506,671
Shares redeemed	(14,768,247)	(241,235,162)	(16,827,315)	(275,260,145)
Net decrease	(14,628,276)	(239,058,455)	(15,272,358)	(251,753,474)
Class 2
Shares sold	38,271	623,459	34,315	502,352
Shares redeemed	(300)	(4,823)	(37)	(567)
Net increase	37,971	618,636	34,278	501,785
Total net decrease	(14,590,305)	(238,439,819)	(15,238,080)	(251,251,689)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$14.81	0.08	2.77	2.85
Year Ended 12/31/2022	$18.41	0.14	(3.74)	(3.60)
Year Ended 12/31/2021	$14.23	0.12	4.06	4.18
Year Ended 12/31/2020	$11.89	0.19	2.15	2.34
Year Ended 12/31/2019	$9.29	0.13	2.47	2.60
Year Ended 12/31/2018(d)	$10.00	0.13	(0.84)	(0.71)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$14.62	0.06	2.74	2.80
Year Ended 12/31/2022	$18.23	0.14	(3.75)	(3.61)
Year Ended 12/31/2021	$14.12	0.07	4.04	4.11
Year Ended 12/31/2020	$11.83	0.16	2.13	2.29
Year Ended 12/31/2019	$9.27	0.10	2.46	2.56
Year Ended 12/31/2018(d)	$10.00	0.09	(0.82)	(0.73)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The Fund commenced operations on January 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$17.66	19.24%	0.67%	0.67%	0.97%	35%	$3,269,996
Year Ended 12/31/2022	$14.81	(19.56%)	0.67%(c)	0.67%(c)	0.87%	44%	$2,958,820
Year Ended 12/31/2021	$18.41	29.37%	0.66%(c)	0.66%(c)	0.71%	60%	$3,960,214
Year Ended 12/31/2020	$14.23	19.68%	0.73%	0.69%	1.59%	65%	$2,069,732
Year Ended 12/31/2019	$11.89	27.99%	0.74%	0.69%	1.25%	59%	$1,347,827
Year Ended 12/31/2018(d)	$9.29	(7.10%)	0.75%	0.69%	1.27%	58%	$1,070,480
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$17.42	19.15%	0.93%	0.93%	0.74%	35%	$1,263
Year Ended 12/31/2022	$14.62	(19.80%)	0.95%(c)	0.94%(c)	0.98%	44%	$505
Year Ended 12/31/2021	$18.23	29.11%	0.91%(c)	0.91%(c)	0.45%	60%	$5
Year Ended 12/31/2020	$14.12	19.36%	0.97%	0.94%	1.32%	65%	$4
Year Ended 12/31/2019	$11.83	27.62%	0.97%	0.94%	0.97%	59%	$3
Year Ended 12/31/2018(d)	$9.27	(7.30%)	0.97%	0.94%	0.84%	58%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.67% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
18	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. For the six months ended June 30, 2023, there were no assets subject to the service fee.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2023 through April 30, 2024	Voluntary expense cap May 1, 2023 through June 30, 2023	Contractual expense cap prior to May 1, 2023
Class 1	0.69%	0.69%	0.69%
Class 2	0.94	0.94	0.94
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,065,007,610 and $1,285,950,620, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have
20	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023	23

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
24	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023	25

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Select Large Cap Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7071_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Global Strategic Income Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Global Strategic Income Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high total return through income and growth of capital.
Portfolio management
Adrian Hilton
Co-Portfolio Manager
Managed Fund since 2020
Ryan Staszewski, CFA
Co-Portfolio Manager
Managed Fund since 2018
David Janssen, CFA
Co-Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	4.08	3.52	0.83	-0.10
Class 2	05/03/10	3.75	3.17	0.56	-0.36
Class 3	05/01/96	3.99	3.28	0.71	-0.23
Bloomberg Global Aggregate Hedged USD Index		2.96	0.52	0.93	2.11
Bloomberg Global Credit Hedged USD Index		3.00	1.36	1.30	2.49
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Global Aggregate Hedged USD Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt, and global Treasury, and it is hedged back to the US dollar.
The Bloomberg Global Credit Hedged USD Index measures the global investment grade local currency corporate and government-related bond markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at June 30, 2023)
AAA rating	5.2
AA rating	5.8
A rating	14.8
BBB rating	35.5
BB rating	19.2
B rating	10.5
CCC rating	2.4
CC rating	0.0(a)
C rating	0.1
Not rated	6.5
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at June 30, 2023)
Angola	0.2
Australia	0.6
Azerbaijan	0.2
Belgium	0.3
Bermuda	0.4
Canada	0.5
Cayman Islands	0.6
Colombia	1.3
Denmark	0.1
Dominican Republic	1.2
Egypt	0.4
Finland	0.1
France	2.3
Germany	3.1
Country breakdown (%) (at June 30, 2023)
Hungary	0.4
India	1.2
Indonesia	1.0
Ireland	0.6
Isle of Man	0.3
Italy	1.0
Ivory Coast	0.5
Jersey	0.6
Liberia	0.2
Luxembourg	1.1
Malaysia	0.2
Mauritius	0.6
Mexico	1.6
Netherlands	4.1
Oman	0.2
Panama	0.8
Paraguay	0.2
Poland	0.3
Qatar	1.3
Romania	0.3
Saudi Arabia	1.2
Serbia	0.5
Singapore	0.2
Spain	0.7
Sweden	1.2
Switzerland	0.7
Turkey	0.2
Ukraine	0.1
United Arab Emirates	1.0
United Kingdom	7.9
United States(a)	58.3
Virgin Islands	0.2
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2023, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,040.80	1,021.74	3.26	3.23	0.64
Class 2	1,000.00	1,000.00	1,037.50	1,020.49	4.52	4.48	0.89
Class 3	1,000.00	1,000.00	1,039.90	1,021.14	3.87	3.83	0.76
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cayman Islands 0.6%
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	6.730%	500,000	484,692
United States 6.9%
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	250,000	250,117
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	600,000	546,646
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	300,000	292,567
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	49,233	48,046
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	400,000	372,251
Series 2022-1A Class B
04/15/2032	2.340%	550,000	530,281
Netcredit Combined Receivables LLC(a),(c)
Series 2023-A Class A
12/20/2027	7.780%	340,592	337,186
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	515,151	516,183
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	192,993	194,335
Series 2023-3 Class A
12/16/2030	7.600%	296,782	297,219
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	6.350%	229,590	228,012
Santander Drive Auto Receivables Trust
Series 2023-2 Class A2
03/16/2026	5.870%	300,000	299,671
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	347,301	348,220
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Series 2023-1A Class A
04/15/2029	7.580%		538,850	539,512
Subordinated Series 2021-1A Class B
12/15/2027	1.840%		550,000	533,878
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%		260,894	247,131
Total				5,581,255
Total Asset-Backed Securities — Non-Agency (Cost $6,167,649)				6,065,947

Commercial Mortgage-Backed Securities - Non-Agency(d) 2.2%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	268,677	316,256
United States 1.8%
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	6.444%		500,000	486,316
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		750,000	405,194
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		160,000	64,547
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%		550,000	377,660
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%		100,000	92,696
Total				1,426,413
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,345,699)				1,742,669

Convertible Bonds 0.0%

United States 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		28,000	14,210
Total Convertible Bonds (Cost $26,895)				14,210

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) 54.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.6%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	278,839
Ausgrid Finance Pty, Ltd.(a)
10/07/2031	0.875%	EUR	200,000	167,864
Total				446,703
Belgium 0.3%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	155,978
Telenet Finance Luxembourg Notes Sarl(a)
03/01/2028	3.500%	EUR	100,000	100,759
Total				256,737
Bermuda 0.4%
Bacardi Ltd.(a)
05/15/2048	5.300%		345,000	324,455
Canada 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%		14,000	13,975
1375209 BC Ltd.(a)
01/30/2028	9.000%		5,000	5,013
Air Canada(a)
08/15/2026	3.875%		14,000	12,979
Bausch Health Companies, Inc.(a)
10/15/2030	14.000%		1,000	599
Baytex Energy Corp.(a)
04/30/2030	8.500%		20,000	19,541
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%		30,000	29,946
GFL Environmental, Inc.(a)
08/01/2025	3.750%		18,000	17,135
12/15/2026	5.125%		10,000	9,645
08/01/2028	4.000%		41,000	36,761
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		5,000	4,653
04/01/2029	6.125%		22,000	20,261
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%		39,000	38,718
05/15/2027	8.500%		26,000	26,068
Videotron Ltd.(a)
06/15/2029	3.625%		124,000	107,242
Total				342,536
Denmark 0.1%
Danske Bank A/S(a),(e)
Subordinated
05/15/2031	1.000%	EUR	100,000	95,720
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Finland 0.1%
Teollisuuden Voima OYJ(a)
02/04/2025	2.125%	EUR	100,000	104,973
France 2.1%
Altice France SA(a)
02/01/2027	8.125%		16,000	13,852
01/15/2028	5.500%		24,000	18,182
07/15/2029	5.125%		23,000	16,328
Cab SELAS(a)
02/01/2028	3.375%	EUR	100,000	88,999
Credit Agricole SA(a)
02/24/2029	1.125%	EUR	200,000	188,471
Crown European Holdings SA(a)
09/30/2024	2.625%	EUR	100,000	106,734
Elis SA(a)
04/11/2024	1.750%	EUR	100,000	106,741
Faurecia SE(a)
06/15/2027	2.375%	EUR	100,000	95,954
Foncia Management SASU(a)
03/31/2028	3.375%	EUR	100,000	87,686
Getlink SE(a)
10/30/2025	3.500%	EUR	100,000	106,528
Iliad Holding SA(a)
10/15/2026	5.125%	EUR	100,000	104,209
Iliad Holding SAS(a)
10/15/2026	6.500%		46,000	43,430
10/15/2028	7.000%		37,000	34,141
iliad SA(a)
06/17/2026	2.375%	EUR	100,000	100,815
Paprec Holding SA(a)
07/01/2028	3.500%	EUR	100,000	96,817
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	96,083
SANEF SA(a)
03/16/2026	1.875%	EUR	200,000	205,439
Valeo(a)
06/18/2025	1.500%	EUR	100,000	103,404
Verallia SA(a)
11/10/2031	1.875%	EUR	100,000	87,881
Total				1,701,694
Germany 2.5%
Amprion GmbH(a)
09/23/2033	0.625%	EUR	300,000	237,873
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	230,794

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	98,997
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	341,420
Deutsche Bank AG(a),(e)
11/19/2030	1.750%	EUR	100,000	86,228
Deutsche Lufthansa AG(a)
02/11/2025	2.875%	EUR	100,000	105,533
Grand City Properties SA(a)
01/11/2028	0.125%	EUR	100,000	81,423
Gruenenthal GmbH(a)
11/15/2026	3.625%	EUR	100,000	102,588
Mahle GmbH(a)
05/14/2028	2.375%	EUR	100,000	82,311
Schaeffler AG(a)
10/12/2028	3.375%	EUR	100,000	99,388
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	87,920	94,032
thyssenkrupp AG(a)
02/22/2024	2.875%	EUR	100,000	107,819
Vertical Holdco GmbH(a)
07/15/2028	7.625%		10,000	9,121
Vier Gas Transport GmbH(a)
09/10/2029	0.125%	EUR	100,000	86,232
Vonovia SE(a)
06/28/2028	1.875%	EUR	200,000	185,913
ZF Finance GmbH(a)
05/03/2028	2.250%	EUR	100,000	91,661
Total				2,041,333
India 0.7%
Adani Ports & Special Economic Zone Ltd.(a)
07/30/2027	4.000%		400,000	340,229
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	266,945
Total				607,174
Ireland 0.5%
AIB Group PLC(a),(e)
Subordinated
05/30/2031	2.875%	EUR	120,000	118,788
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		25,000	23,296
eircom Finance DAC(a)
05/15/2026	3.500%	EUR	100,000	101,784
Endo Dac/Finance LLC/Finco, Inc.(a),(f)
06/30/2028	0.000%		11,000	604
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Experian Europe DAC(a)
05/16/2031	1.560%	EUR	200,000	185,840
Total				430,312
Isle of Man 0.3%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	170,602
Playtech PLC(a)
10/12/2023	3.750%	EUR	37,736	41,142
Total				211,744
Italy 1.0%
Autostrade per l’Italia SpA(a)
02/01/2027	1.750%	EUR	100,000	99,506
12/04/2028	2.000%	EUR	200,000	191,015
09/26/2029	1.875%	EUR	200,000	183,362
Lottomatica SpA(a)
07/15/2025	6.250%	EUR	100,000	110,806
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	90,934
Telecom Italia SpA(a)
01/19/2024	3.625%	EUR	100,000	108,029
Total				783,652
Jersey 0.6%
Adient Global Holdings Ltd.(a)
08/15/2024	3.500%	EUR	14,945	16,009
Avis Budget Finance PLC(a)
05/15/2025	4.500%	EUR	100,000	107,106
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		400,000	323,189
Total				446,304
Liberia 0.2%
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%		63,000	58,104
08/31/2026	5.500%		20,000	18,977
07/15/2027	5.375%		11,000	10,313
01/15/2029	8.250%		20,000	20,998
01/15/2030	7.250%		24,000	24,356
Total				132,748
Luxembourg 1.1%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	101,523
Altice France Holding SA(a)
05/15/2027	8.000%	EUR	100,000	63,386
02/15/2028	6.000%		50,000	24,363

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		75,000	70,920
Garfunkelux Holdco 3 SA(a)
11/01/2025	6.750%	EUR	100,000	79,929
Herens Holdco Sarl(a)
05/15/2028	4.750%		24,000	18,467
ION Trading Technologies Sarl(a)
05/15/2028	5.750%		19,000	16,389
Loarre Investments Sarl(a)
05/15/2029	6.500%	EUR	100,000	103,513
P3 Group Sarl(a)
01/26/2029	1.625%	EUR	350,000	301,596
Sani/Ikos Financial Holdings 1 Sarl(a)
12/15/2026	5.625%	EUR	100,000	100,670
Total				880,756
Mauritius 0.5%
Network i2i Ltd.(a),(e),(g)
	5.650%		450,000	437,257
Netherlands 3.3%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	161,666
Clear Channel International BV(a)
08/01/2025	6.625%		30,000	29,898
Constellium SE(a)
02/15/2026	4.250%	EUR	100,000	106,744
06/15/2028	5.625%		51,000	48,163
04/15/2029	3.750%		43,000	36,944
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	106,461
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	200,000	171,258
E.ON International Finance BV(a)
06/03/2030	6.250%	GBP	315,000	402,856
ING Groep NV(a),(e)
02/01/2030	0.250%	EUR	200,000	172,969
LKQ European Holdings BV(a)
04/01/2028	4.125%	EUR	100,000	106,965
Nobel Bidco BV(a)
06/15/2028	3.125%	EUR	100,000	85,712
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%		30,000	26,571
OCI NV(a)
10/15/2025	3.625%	EUR	90,000	95,260
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	104,129
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	103,391
Repsol International Finance BV(a),(e),(g)
	3.750%	EUR	100,000	102,078
Stichting AK Rabobank Certificaten(a),(e),(g)
	6.500%	EUR	150,000	152,183
Summer BidCo BV(a),(h)
11/15/2025	9.000%	EUR	120,973	117,340
Telefonica Europe BV(a),(e),(g)
	3.875%	EUR	100,000	100,936
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		15,000	14,399
08/15/2027	8.500%		14,000	13,481
United Group BV(a)
07/01/2024	4.875%	EUR	100,000	108,042
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	104,213
Vonovia Finance BV(a)
10/07/2039	1.625%	EUR	200,000	128,132
VZ Secured Financing BV(a)
01/15/2032	5.000%		35,000	28,228
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		28,000	21,264
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		15,000	13,785
Ziggo BV(a)
01/15/2030	4.875%		35,000	29,090
Total				2,692,158
Panama 0.2%
Carnival Corp.(a)
02/01/2026	10.125%	EUR	100,000	114,438
03/01/2026	7.625%		25,000	24,482
03/01/2027	5.750%		25,000	22,998
08/01/2028	4.000%		19,000	16,831
Total				178,749
Poland 0.3%
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		9,000	8,239
Canpack SA/US LLC(a)
11/01/2027	2.375%	EUR	100,000	91,117
11/15/2029	3.875%		33,000	26,830
InPost SA(a)
07/15/2027	2.250%	EUR	100,000	94,452
Total				220,638

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Saudi Arabia 0.3%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%		200,000	204,238
Singapore 0.2%
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%		58,000	57,806
05/19/2043	5.110%		46,000	46,015
05/19/2063	5.340%		75,000	75,901
Total				179,722
Spain 0.7%
Cellnex Telecom SA(a)
04/20/2027	1.000%	EUR	100,000	95,662
Cirsa Finance International Sarl(a)
12/20/2023	6.250%	EUR	24,133	26,248
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		8,000	6,944
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	98,989
Lorca Telecom Bondco SA(a)
09/18/2027	4.000%	EUR	100,000	99,586
NorteGas Energia Distribucion SA(a)
09/28/2027	2.065%	EUR	235,000	234,403
Total				561,832
Sweden 1.1%
Heimstaden Bostad AB(a),(e),(g)
	3.375%	EUR	100,000	54,609
Intrum AB(a)
08/15/2025	4.875%	EUR	100,000	90,570
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	389,661
01/30/2027	1.125%	EUR	300,000	275,772
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	97,138
Total				907,750
Switzerland 0.7%
Credit Suisse Group AG(a)
01/18/2033	0.625%	EUR	450,000	340,613
Peach Property Finance GmbH(a)
11/15/2025	4.375%	EUR	100,000	83,930
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	105,216
Total				529,759
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 7.3%
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	122,296
BAE Systems PLC(a)
02/15/2031	1.900%		350,000	281,089
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	212,177
Bellis Acquisition Co. PLC(a)
02/16/2026	3.250%	GBP	100,000	106,270
Boparan Finance PLC(a)
11/30/2025	7.625%	GBP	100,000	83,354
BP Capital Markets PLC(a),(e),(g)
	3.250%	EUR	200,000	201,077
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	235,521
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	345,280
03/11/2032	0.750%	EUR	100,000	82,320
Cadent Finance, PLC(a)
03/19/2030	0.625%	EUR	200,000	173,577
Co-operative Group Holdings Ltd.(a),(e)
07/08/2026	7.500%	GBP	100,000	120,450
DS Smith PLC(a)
07/26/2029	2.875%	GBP	270,000	281,385
HBOS PLC(e)
Subordinated
03/18/2030	4.500%	EUR	255,000	270,926
HSBC Holdings PLC(e)
05/24/2032	2.804%		225,000	182,125
11/22/2032	2.871%		32,000	25,852
Subordinated
06/20/2034	6.547%		35,000	34,859
INEOS Finance PLC(a)
05/01/2026	2.875%	EUR	100,000	99,742
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	103,249
Marks & Spencer PLC(a)
05/19/2026	3.750%	GBP	100,000	114,524
National Grid Electricity Transmission PLC(a)
07/07/2032	0.823%	EUR	200,000	166,399
NGG Finance PLC(a),(e)
09/05/2082	2.125%	EUR	150,000	140,763
Pinewood Finance Co., Ltd.(a)
09/30/2025	3.250%	GBP	100,000	116,862
Pinnacle Bidco PLC(a)
02/15/2025	5.500%	EUR	100,000	104,821

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Premier Foods Finance PLC(a)
10/15/2026	3.500%	GBP	100,000	111,168
Rolls-Royce PLC
06/18/2026	3.375%	GBP	100,000	112,018
Royal Bank of Scotland Group PLC(a),(e)
03/02/2026	1.750%	EUR	335,000	347,072
Sherwood Financing, PLC(a)
11/15/2026	4.500%	EUR	100,000	93,490
Southern Water Services Finance Ltd.(a)
05/28/2028	2.375%	GBP	200,000	208,020
Synthomer PLC(a)
07/01/2025	3.875%	EUR	100,000	101,164
Thames Water Utilities Finance PLC(a)
01/31/2028	0.875%	EUR	400,000	347,239
Victoria PLC(a)
08/24/2026	3.625%	EUR	100,000	90,082
Virgin Media Finance PLC(a)
07/15/2030	5.000%		21,000	16,716
Virgin Media Secured Finance PLC(a)
04/15/2027	5.000%	GBP	100,000	115,142
05/15/2029	5.500%		19,000	17,243
Virgin Money UK PLC(a),(e)
06/24/2025	2.875%	EUR	200,000	211,437
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	100,564
01/31/2031	4.250%		33,000	26,716
07/15/2031	4.750%		38,000	31,660
Vodafone Group PLC(a),(e)
10/03/2078	4.200%	EUR	100,000	99,448
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	236,377
Total				5,870,474
United States 28.7%
AbbVie, Inc.
06/15/2044	4.850%		70,000	65,208
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		4,000	3,825
04/15/2029	5.000%		5,000	4,643
AdaptHealth LLC(a)
08/01/2029	4.625%		6,000	4,792
03/01/2030	5.125%		27,000	21,950
Aetna, Inc.
08/15/2047	3.875%		35,000	27,314
AG Issuer LLC(a)
03/01/2028	6.250%		15,000	14,293
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%		18,000	18,475
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Allegheny Technologies, Inc.
10/01/2029	4.875%		5,000	4,529
10/01/2031	5.125%		25,000	22,320
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%		16,000	14,666
10/15/2027	6.750%		33,000	31,022
04/15/2028	6.750%		40,000	39,440
11/01/2029	5.875%		33,000	29,131
Ally Financial, Inc.
05/21/2024	3.875%		8,000	7,821
Subordinated
11/20/2025	5.750%		12,000	11,549
American Airlines, Inc.(a)
07/15/2025	11.750%		27,000	29,623
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		44,120	43,737
04/20/2029	5.750%		32,343	31,432
American Axle & Manufacturing, Inc.
04/01/2027	6.500%		2,000	1,897
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%		81,000	73,846
American Tower Corp.
08/15/2029	3.800%		53,000	48,451
06/15/2030	2.100%		15,000	12,148
Amgen, Inc.
03/02/2063	5.750%		206,000	209,377
APX Group, Inc.(a)
07/15/2029	5.750%		21,000	18,258
Arches Buyer, Inc.(a)
06/01/2028	4.250%		35,000	30,394
12/01/2028	6.125%		25,000	21,556
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		15,000	14,092
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		60,000	58,983
09/01/2028	2.000%	EUR	100,000	90,802
09/01/2029	4.000%		43,000	34,131
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%		6,000	5,340
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	92,238
AssuredPartners, Inc.(a)
08/15/2025	7.000%		55,000	54,304
01/15/2029	5.625%		32,000	27,744
AT&T, Inc.
03/01/2029	4.350%		174,000	167,077
09/04/2036	3.150%	EUR	100,000	96,075

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Avantor Funding, Inc.(a)
11/01/2025	2.625%	EUR	100,000	104,486
07/15/2028	4.625%		21,000	19,465
11/01/2029	3.875%		39,000	34,195
Avient Corp.(a)
08/01/2030	7.125%		18,000	18,206
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		14,000	11,923
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		8,000	7,570
Ball Corp.
06/15/2029	6.000%		19,000	18,861
Bank of America Corp.(a),(e)
03/22/2031	0.694%	EUR	700,000	603,892
Bank of America Corp.(e)
07/21/2032	2.299%		600,000	479,649
10/20/2032	2.572%		5,000	4,070
Subordinated
09/21/2036	2.482%		5,000	3,818
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		12,000	11,390
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	300,000	308,124
02/11/2031	1.957%		225,000	182,284
Berkshire Hathaway Finance Corp.
03/18/2030	1.500%	EUR	150,000	141,038
03/15/2052	3.850%		71,000	58,733
Block, Inc.
06/01/2026	2.750%		8,000	7,284
Boeing Co. (The)
08/01/2059	3.950%		237,000	175,052
Broadcom, Inc.(a)
11/15/2036	3.187%		126,000	95,217
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%		32,000	27,760
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		51,000	44,523
02/15/2030	7.000%		33,000	33,161
Callon Petroleum Co.
07/01/2026	6.375%		44,000	42,803
Camelot Finance SA(a)
11/01/2026	4.500%		12,000	11,318
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%		14,000	15,315
Carrier Global Corp.
02/15/2030	2.722%		230,000	198,218
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%		8,000	7,364
03/01/2028	2.375%	EUR	100,000	88,220
02/15/2029	3.125%		6,000	4,877
04/01/2030	3.500%		20,000	16,200
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%		34,000	29,092
08/15/2030	4.500%		21,000	17,493
02/01/2032	4.750%		50,000	40,692
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%		36,000	33,572
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%		40,000	38,033
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%		25,000	24,815
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%		8,000	7,806
Cengage Learning, Inc.(a)
06/15/2024	9.500%		2,000	2,005
Centene Corp.
12/15/2029	4.625%		16,000	14,742
02/15/2030	3.375%		16,000	13,758
10/15/2030	3.000%		312,000	260,170
08/01/2031	2.625%		51,000	40,632
Centennial Resource Production LLC(a)
04/01/2027	6.875%		5,000	4,933
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		6,000	5,511
03/15/2029	3.750%		13,000	11,488
03/15/2031	4.000%		9,000	7,857
Chart Industries, Inc.(a)
01/01/2030	7.500%		11,000	11,225
01/01/2031	9.500%		3,000	3,201
Charter Communications Operating LLC/Capital
05/01/2047	5.375%		155,000	128,091
12/01/2061	4.400%		134,000	90,135
06/30/2062	3.950%		182,000	112,146
04/01/2063	5.500%		59,000	47,349
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%		20,000	18,156
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%		24,000	14,986
05/15/2030	5.250%		48,000	37,964
Churchill Downs, Inc.(a)
04/01/2027	5.500%		10,000	9,664
05/01/2031	6.750%		9,000	8,912

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(a)
03/15/2026	5.875%	19,000	18,030
07/15/2028	5.250%	11,000	9,775
Citigroup, Inc.(e)
06/03/2031	2.572%	170,000	141,765
01/25/2033	3.057%	113,000	94,255
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	12,000	10,611
07/01/2029	4.875%	39,000	34,599
Clean Harbors, Inc.(a)
02/01/2031	6.375%	3,000	3,020
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	19,000	14,905
06/01/2029	7.500%	33,000	24,450
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	19,000	17,280
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	35,000	29,063
01/15/2032	3.750%	9,000	7,365
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	29,000	25,347
CMS Energy Corp.
11/15/2025	3.600%	682,000	645,503
CNX Midstream Partners LP(a)
04/15/2030	4.750%	20,000	16,919
CNX Resources Corp.(a)
03/14/2027	7.250%	2,000	1,984
01/15/2029	6.000%	13,000	12,069
01/15/2031	7.375%	5,000	4,882
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	51,000	48,072
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	25,000	25,297
07/01/2025	6.250%	42,000	41,814
07/01/2027	8.125%	61,000	62,357
Commercial Metals Co.
02/15/2031	3.875%	5,000	4,299
Comstock Resources, Inc.(a)
03/01/2029	6.750%	12,000	10,987
01/15/2030	5.875%	12,000	10,423
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	25,000	21,734
Constellation Brands, Inc.
05/01/2033	4.900%	193,000	189,504
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	39,000	38,497
05/01/2029	5.000%	12,000	11,283
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%	39,000	31,446
01/15/2030	5.750%	14,000	6,610
12/01/2030	4.125%	26,000	18,261
12/01/2030	4.625%	24,000	10,684
11/15/2031	5.000%	5,000	2,341
CVS Health Corp.
07/20/2045	5.125%	247,000	228,249
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	26,000	25,408
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	5,000	4,923
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	20,000	19,412
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	12,000	10,866
DISH DBS Corp.
07/01/2026	7.750%	18,000	11,039
06/01/2029	5.125%	49,000	22,861
DISH Network Corp.(a)
11/15/2027	11.750%	40,000	39,116
DT Midstream, Inc.(a)
06/15/2029	4.125%	14,000	12,290
06/15/2031	4.375%	25,000	21,555
DTE Energy Co.
10/01/2026	2.850%	490,000	451,382
Duke Energy Corp.
09/01/2046	3.750%	345,000	262,062
Duke Energy Ohio, Inc.
04/01/2053	5.650%	13,000	13,383
Edison International
11/15/2028	5.250%	34,000	33,128
Element Solutions, Inc.(a)
09/01/2028	3.875%	29,000	25,307
Emera US Finance LP
06/15/2046	4.750%	620,000	502,895
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	47,000	46,637
Encompass Health Corp.
02/01/2028	4.500%	13,000	12,120
Entegris Escrow Corp.(a)
04/15/2029	4.750%	7,000	6,500
06/15/2030	5.950%	26,000	24,953
EQM Midstream Partners LP(a)
07/01/2025	6.000%	14,000	13,889
07/01/2027	6.500%	16,000	15,779
01/15/2029	4.500%	24,000	21,418
01/15/2031	4.750%	52,000	45,525

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
EQM Midstream Partners LP
07/15/2048	6.500%		23,000	20,818
ERAC USA Finance LLC(a)
05/01/2028	4.600%		154,000	149,844
Exelon Corp.
03/15/2052	4.100%		17,000	13,735
03/15/2053	5.600%		45,000	45,395
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		31,000	26,324
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	268,508
FirstEnergy Corp.
03/01/2050	3.400%		38,000	26,182
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,187,937
Ford Motor Co.
02/12/2032	3.250%		38,000	29,842
01/15/2043	4.750%		16,000	12,284
Ford Motor Credit Co. LLC
09/08/2024	3.664%		91,000	87,943
11/25/2025	2.330%	EUR	100,000	102,314
01/08/2026	4.389%		22,000	20,848
08/17/2027	4.125%		63,000	57,450
02/16/2028	2.900%		12,000	10,273
06/10/2030	7.200%		9,000	9,092
11/13/2030	4.000%		6,000	5,129
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	35,365
03/15/2043	5.450%		214,000	199,534
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%		12,000	11,725
03/15/2031	8.625%		18,000	17,418
Gartner, Inc.(a)
07/01/2028	4.500%		16,000	14,998
Gates Global LLC/Co.(a)
01/15/2026	6.250%		38,000	37,504
GE HealthCare Technologies, Inc.
11/15/2027	5.650%		103,000	104,195
Georgia Power Co.
03/15/2042	4.300%		195,000	168,142
Goldman Sachs Group, Inc. (The)(e)
07/21/2032	2.383%		148,000	118,378
10/21/2032	2.650%		125,000	101,820
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%		17,000	15,331
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		25,000	21,717
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hanesbrands, Inc.(a)
05/15/2026	4.875%		10,000	9,335
02/15/2031	9.000%		9,000	9,068
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%		30,741	29,104
HB Fuller Co.
10/15/2028	4.250%		34,000	30,354
HCA, Inc.(a)
03/15/2052	4.625%		129,000	105,927
HealthEquity, Inc.(a)
10/01/2029	4.500%		24,000	21,227
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%		22,000	18,860
Herc Holdings, Inc.(a)
07/15/2027	5.500%		19,000	18,241
Hess Midstream Operations LP(a)
02/15/2030	4.250%		10,000	8,728
Hightower Holding LLC(a)
04/15/2029	6.750%		14,000	12,119
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%		11,000	10,370
02/01/2029	5.750%		7,000	6,379
04/15/2030	6.000%		15,000	13,680
02/01/2031	6.000%		22,000	19,779
04/15/2032	6.250%		9,000	8,065
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		14,000	13,874
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%		11,000	10,898
02/01/2028	5.000%		21,000	19,586
Honeywell International, Inc.
11/02/2034	4.125%	EUR	234,000	258,524
HUB International Ltd.(a)
05/01/2026	7.000%		99,000	98,823
12/01/2029	5.625%		29,000	26,042
HUB International, Ltd.(a)
06/15/2030	7.250%		50,000	51,629
iHeartCommunications, Inc.
05/01/2026	6.375%		20,082	16,919
05/01/2027	8.375%		25,385	16,911
iHeartCommunications, Inc.(a)
01/15/2028	4.750%		25,000	18,871
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		31,000	27,088
Ingevity Corp.(a)
11/01/2028	3.875%		19,000	16,232
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		12,000	11,992

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
International Business Machines Corp.
02/06/2031	3.625%	EUR	245,000	264,785
IQVIA, Inc.(a)
05/15/2027	5.000%		20,000	19,264
01/15/2028	2.250%	EUR	100,000	96,202
05/15/2030	6.500%		9,000	9,106
IRB Holding Corp.(a)
06/15/2025	7.000%		16,000	16,080
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%		10,000	9,495
JPMorgan Chase & Co.(a),(e)
07/25/2031	1.001%	EUR	600,000	527,362
JPMorgan Chase & Co.(e)
04/22/2032	2.580%		287,000	238,306
11/08/2032	2.545%		133,000	108,846
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		4,000	3,505
06/01/2031	4.500%		20,000	15,977
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		8,000	7,859
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	90,534
Kinder Morgan, Inc.
02/15/2046	5.050%		22,000	18,826
08/01/2052	5.450%		58,000	52,963
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	403,386
L Brands, Inc.(a)
07/01/2025	9.375%		5,000	5,303
10/01/2030	6.625%		6,000	5,797
L Brands, Inc.
06/15/2029	7.500%		9,000	9,124
11/01/2035	6.875%		20,000	18,305
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		50,000	47,062
02/01/2027	4.250%		13,000	11,294
06/15/2029	4.750%		33,000	26,866
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		20,000	17,877
01/31/2032	4.375%		14,000	12,484
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%		6,000	5,344
Lithia Motors, Inc.(a)
01/15/2031	4.375%		10,000	8,632
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%		41,000	40,074
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%		35,000	19,537
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lowe’s Companies, Inc.
04/01/2062	4.450%	120,000	96,657
09/15/2062	5.800%	17,000	16,865
Madison IAQ LLC(a)
06/30/2028	4.125%	41,000	36,111
06/30/2029	5.875%	16,000	12,999
Matador Resources Co.
09/15/2026	5.875%	22,000	21,378
Matador Resources Co.(a)
04/15/2028	6.875%	11,000	10,887
Match Group Holdings II LLC(a)
10/01/2031	3.625%	25,000	20,561
Match Group, Inc.(a)
12/15/2027	5.000%	41,000	38,442
Mattel, Inc.(a)
04/01/2026	3.375%	8,000	7,362
04/01/2029	3.750%	43,000	37,756
Mattel, Inc.
10/01/2040	6.200%	25,000	22,440
11/01/2041	5.450%	14,000	11,667
Meritage Homes Corp.(a)
04/15/2029	3.875%	48,000	42,666
Meta Platforms, Inc.
05/15/2063	5.750%	87,000	89,949
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	27,000	23,915
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	29,000	24,391
Morgan Stanley(e)
10/20/2032	2.511%	136,000	109,730
Subordinated
09/16/2036	2.484%	100,000	75,690
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	8,000	6,958
10/01/2029	5.250%	54,000	46,873
MPLX LP
03/14/2052	4.950%	16,000	13,595
Nabors Industries Ltd.(a)
01/15/2026	7.250%	14,000	13,078
01/15/2028	7.500%	6,000	5,262
Nabors Industries, Inc.(a)
05/15/2027	7.375%	10,000	9,512
NCR Corp.(a)
09/01/2027	5.750%	21,000	20,999
10/01/2028	5.000%	25,000	22,363
04/15/2029	5.125%	7,000	6,197
10/01/2030	5.250%	4,000	3,484

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%		25,000	22,958
Netflix, Inc.
04/15/2028	4.875%		56,000	55,405
11/15/2028	5.875%		17,000	17,625
05/15/2029	4.625%	EUR	550,000	607,329
05/15/2029	6.375%		3,000	3,173
Netflix, Inc.(a)
11/15/2029	5.375%		24,000	24,082
06/15/2030	4.875%		40,000	39,419
Newell Brands, Inc.
06/01/2025	4.875%		11,000	10,610
09/15/2027	6.375%		6,000	5,761
09/15/2029	6.625%		9,000	8,637
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%		24,000	22,302
NFP Corp.(a)
08/15/2028	4.875%		22,000	19,721
08/15/2028	6.875%		70,000	60,812
10/01/2030	7.500%		25,000	24,245
NiSource, Inc.
05/15/2047	4.375%		63,000	53,917
Northrop Grumman Corp.
03/15/2053	4.950%		30,000	29,260
Novelis Corp.(a)
11/15/2026	3.250%		12,000	10,874
01/30/2030	4.750%		25,000	22,220
08/15/2031	3.875%		15,000	12,380
NRG Energy, Inc.(a)
02/15/2029	3.375%		12,000	9,858
02/15/2031	3.625%		82,000	64,149
NuStar Logistics LP
10/01/2025	5.750%		11,000	10,761
06/01/2026	6.000%		10,000	9,755
04/28/2027	5.625%		20,000	19,225
Occidental Petroleum Corp.
09/01/2030	6.625%		56,000	58,182
05/01/2031	7.500%		13,000	14,193
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%		30,000	23,710
11/15/2028	9.750%		37,000	36,081
10/01/2029	6.250%		13,000	9,383
OneMain Finance Corp.
01/15/2029	9.000%		13,000	13,112
09/15/2030	4.000%		20,000	15,421
Organon Finance 1 LLC(a)
04/30/2028	4.125%		19,000	16,871
04/30/2031	5.125%		42,000	34,644
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	9,000	7,565
03/15/2030	4.625%	25,000	20,938
Pacific Gas and Electric Co.
07/01/2050	4.950%	115,000	90,488
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	15,000	12,932
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,059,958
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	42,000	39,470
07/01/2029	4.125%	19,000	15,575
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	19,000	17,595
02/15/2029	7.750%	22,000	21,870
Picard Midco, Inc.(a)
03/31/2029	6.500%	41,000	36,445
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	29,000	28,636
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	475,000	371,027
Playtika Holding Corp.(a)
03/15/2029	4.250%	44,000	39,103
PNC Financial Services Group, Inc. (The)(e)
06/12/2029	5.582%	150,000	149,329
Post Holdings, Inc.(a)
03/01/2027	5.750%	50,000	48,852
04/15/2030	4.625%	18,000	15,785
09/15/2031	4.500%	28,000	23,895
Prestige Brands, Inc.(a)
01/15/2028	5.125%	14,000	13,368
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	24,000	20,551
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	20,000	17,645
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	15,000	12,611
03/01/2031	3.875%	52,000	42,162
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	23,000	18,366
09/15/2028	6.500%	12,000	7,005
Resideo Funding, Inc.(a)
09/01/2029	4.000%	16,000	13,295
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	5,000	5,051
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	4,000	4,046
03/15/2031	7.750%	12,000	12,486

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		10,000	9,177
09/15/2029	4.000%		11,000	9,251
Roblox Corp.(a)
05/01/2030	3.875%		23,000	19,383
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%		54,000	42,234
Ryan Specialty Group LLC(a)
02/01/2030	4.375%		3,000	2,654
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		48,000	42,246
Scientific Games International, Inc.(a)
05/15/2028	7.000%		13,000	12,974
Seagate HDD Cayman(a)
12/15/2029	8.250%		11,000	11,494
07/15/2031	8.500%		11,000	11,543
Select Medical Corp.(a)
08/15/2026	6.250%		33,000	32,398
Sempra Energy
06/15/2027	3.250%		260,000	240,465
Service Properties Trust
03/15/2024	4.650%		9,000	8,859
Shea Homes LP/Funding Corp.
02/15/2028	4.750%		23,000	20,519
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%		57,000	53,774
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	93,940
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		40,000	32,231
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%		18,000	16,217
07/01/2030	4.125%		25,000	20,424
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		27,000	26,295
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		7,000	7,051
Southwestern Energy Co.
02/01/2029	5.375%		9,000	8,496
02/01/2032	4.750%		46,000	40,639
Spectrum Brands, Inc.
07/15/2025	5.750%		28,000	27,989
Spectrum Brands, Inc.(a)
10/01/2026	4.000%	EUR	100,000	104,621
10/01/2029	5.000%		12,000	10,765
07/15/2030	5.500%		7,000	6,389
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	11,000	11,791
Springleaf Finance Corp.
03/15/2024	6.125%	71,000	70,747
03/15/2025	6.875%	15,000	14,836
11/15/2029	5.375%	2,000	1,708
Sprint Corp.
03/01/2026	7.625%	29,000	30,116
SRS Distribution, Inc.(a)
07/01/2028	4.625%	22,000	19,717
07/01/2029	6.125%	15,000	13,026
12/01/2029	6.000%	22,000	18,976
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,531
Staples, Inc.(a)
04/15/2026	7.500%	14,000	11,537
Sunoco LP/Finance Corp.
05/15/2029	4.500%	10,000	8,876
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	8,000	7,989
04/15/2027	10.000%	5,000	5,125
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	240,000	216,992
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	9,000	8,990
Tenet Healthcare Corp.
02/01/2027	6.250%	18,000	17,850
11/01/2027	5.125%	18,000	17,185
06/15/2028	4.625%	10,000	9,344
10/01/2028	6.125%	32,000	30,800
01/15/2030	4.375%	21,000	18,949
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	17,000	17,096
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	28,000	24,721
T-Mobile US, Inc.
02/15/2029	2.625%	26,000	22,577
02/15/2031	2.875%	422,000	357,822
04/15/2031	3.500%	179,000	157,874
TransDigm, Inc.(a)
03/15/2026	6.250%	63,000	62,693
08/15/2028	6.750%	20,000	20,106
TransDigm, Inc.
11/15/2027	5.500%	8,000	7,565
01/15/2029	4.625%	17,000	15,118
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	45,000	38,890

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	24,000	24,498
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	10,000	8,564
Uber Technologies, Inc.(a)
05/15/2025	7.500%	16,000	16,210
09/15/2027	7.500%	39,000	39,948
01/15/2028	6.250%	12,000	11,955
08/15/2029	4.500%	45,000	41,421
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	15,000	10,829
United Airlines, Inc.(a)
04/15/2026	4.375%	10,000	9,501
UnitedHealth Group, Inc.
02/15/2030	5.300%	62,000	63,467
04/15/2063	5.200%	177,000	176,563
Univision Communications, Inc.(a)
06/30/2030	7.375%	16,000	15,251
US Bancorp(e)
06/12/2034	5.836%	57,000	57,358
US Foods, Inc.(a)
06/01/2030	4.625%	16,000	14,331
USI, Inc.(a)
05/01/2025	6.875%	64,000	63,543
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	35,000	30,574
08/15/2031	4.125%	46,000	39,604
11/01/2033	3.875%	25,000	20,551
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	7,000	7,119
06/01/2031	8.375%	27,000	27,262
Verizon Communications, Inc.
03/21/2031	2.550%	280,000	233,851
Verscend Escrow Corp.(a)
08/15/2026	9.750%	28,000	28,032
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	23,000	21,266
Viking Cruises Ltd.(a)
02/15/2029	7.000%	9,000	8,370
07/15/2031	9.125%	10,000	10,104
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	14,000	13,487
05/01/2029	4.375%	14,000	12,254
Warnermedia Holdings, Inc.
03/15/2062	5.391%	209,000	169,867
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	33,000	30,653
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(e)
02/11/2031	2.572%	405,000	343,216
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	19,000	19,223
06/15/2028	7.250%	17,000	17,344
Western Midstream Operating LP(e)
02/01/2050	5.250%	70,000	58,127
White Cap Buyer LLC(a)
10/15/2028	6.875%	24,000	21,756
Williams Companies, Inc. (The)
09/15/2045	5.100%	79,000	71,161
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	12,000	9,555
WR Grace Holdings LLC(a)
06/15/2027	4.875%	37,000	34,453
08/15/2029	5.625%	50,000	40,861
03/01/2031	7.375%	5,000	4,929
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	15,000	14,753
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	9,000	8,070
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	29,000	24,938
Total			23,202,225
Total Corporate Bonds & Notes (Cost $48,864,457)			43,791,643

Foreign Government Obligations(d),(i) 13.9%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%	200,000	154,621
Azerbaijan 0.2%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	150,000	128,369
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	6,000	5,741
06/01/2027	5.250%	22,000	19,606
05/15/2029	4.250%	24,000	19,581
Total			44,928
Colombia 1.3%
Colombia Government International Bond
01/30/2030	3.000%	600,000	467,131
04/15/2031	3.125%	200,000	151,450

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Foreign Government Obligations(d),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecopetrol SA
04/29/2030	6.875%		448,000	407,830
Total				1,026,411
Dominican Republic 1.1%
Dominican Republic International Bond(a)
04/20/2027	8.625%		642,000	668,888
09/23/2032	4.875%		150,000	127,813
01/30/2060	5.875%		150,000	116,055
Total				912,756
Egypt 0.4%
Egypt Government International Bond(a)
05/29/2032	7.625%		200,000	116,102
03/01/2049	8.700%		355,000	191,076
Total				307,178
France 0.1%
Electricite de France SA(a),(e),(g)
	6.000%	GBP	100,000	115,306
Germany 0.5%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	409,858
Hungary 0.4%
Hungary Government International Bond(a)
09/22/2031	2.125%		375,000	290,379
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	177,189
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	175,897
Total				353,086
Indonesia 1.0%
Indonesia Government International Bond(a)
01/08/2027	4.350%		400,000	393,022
01/15/2045	5.125%		200,000	199,388
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		200,000	189,520
Total				781,930
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	241,337
06/15/2033	6.125%		200,000	174,917
Total				416,254
Foreign Government Obligations(d),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		200,000	185,519
Mexico 1.5%
Mexico Government International Bond
05/29/2031	7.750%	MXN	1,010,000	55,885
Petroleos Mexicanos
03/13/2027	6.500%		284,000	252,299
02/12/2028	5.350%		357,000	292,827
02/16/2032	6.700%		587,000	447,183
01/23/2050	7.690%		273,000	184,859
Total				1,233,053
Netherlands 0.6%
Stedin Holding NV(a),(e),(g)
	1.500%	EUR	250,000	232,363
TenneT Holding BV(a),(e),(g)
	2.374%	EUR	250,000	256,480
Total				488,843
Oman 0.2%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	192,611
Panama 0.6%
Panama Government International Bond
01/23/2030	3.160%		200,000	175,044
07/23/2060	3.870%		400,000	264,646
Total				439,690
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	171,450
Qatar 1.2%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	390,773
04/16/2030	3.750%		200,000	192,391
04/23/2048	5.103%		250,000	249,346
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	167,707
Total				1,000,217
Romania 0.3%
Romanian Government International Bond(a)
02/14/2051	4.000%		342,000	245,150
Saudi Arabia 0.9%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	276,729

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Foreign Government Obligations(d),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
01/21/2055	3.750%	625,000	473,117
Total			749,846
Serbia 0.5%
Serbia International Bond(a)
12/01/2030	2.125%	500,000	384,039
Turkey 0.2%
Turkey Government International Bond
01/14/2041	6.000%	200,000	147,400
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%	200,000	76,854
Ukraine Government International Bond(a)
09/01/2028	7.750%	100,000	23,748
Total			100,602
United Arab Emirates 1.0%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	250,000	183,260
04/16/2050	3.875%	200,000	168,501
DP World PLC(a)
07/02/2037	6.850%	400,000	433,916
Total			785,677
Virgin Islands 0.2%
State Grid Overseas Investment Ltd.(a)
05/04/2027	3.500%	200,000	191,454
Total Foreign Government Obligations (Cost $13,074,640)			11,256,627

Residential Mortgage-Backed Securities - Agency 0.9%

United States 0.9%
Federal National Mortgage Association(b),(j)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	0.900%	127,844	13,154
Federal National Mortgage Association(j)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	528,507	83,647
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	10.517%	500,000	456,998
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(j)
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	1.054%	89,478	9,665
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	0.954%	65,367	5,139
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	0.904%	272,600	26,379
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	0.904%	302,609	39,371
CMO Series 2021-46 Class SE
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 03/20/2051	1.143%	293,362	30,426
Government National Mortgage Association(j)
CMO Series 2020-153 Class CI
10/20/2050	2.500%	759,830	102,873
Total			767,652
Total Residential Mortgage-Backed Securities - Agency (Cost $876,095)			767,652

Residential Mortgage-Backed Securities - Non-Agency 11.3%

United States 11.3%
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	8.750%	156,834	156,814
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	500,000	500,000
CHNGE Mortgage Trust(a),(k)
CMO Series 2023-3 Class M1
07/25/2058	8.258%	300,000	291,901
CIM Trust(a),(k)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	247,319	235,733
Connecticut Avenue Securities Trust(a),(b)
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% 07/25/2031	9.500%	700,000	742,225

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.067%	500,000	490,206
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	6.950%	421,095	420,589
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	6.950%	797,000	802,303
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	7.500%	700,000	680,233
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	10.067%	250,000	223,691
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
1-month USD LIBOR + 2.700% 10/25/2049	7.850%	600,000	601,878
Homeward Opportunities Fund I Trust(a),(k)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	389,000	349,695
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	10.400%	401,098	410,508
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.800%	700,000	691,318
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	96,015	91,755
CMO Series 2022-NQM1 Class M1
08/25/2067	5.488%	248,000	218,566
Pretium Mortgage Credit Partners(a),(k)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	357,546	329,122
SG Residential Mortgage Trust(a),(k)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	364,369
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	9.650%	500,000	505,510
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT Asset Securitization LLC(a),(k)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	300,000	250,713
Verus Securitization Trust(a),(k)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	319,592
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
03/25/2060	5.500%	500,000	485,836
Total			9,162,557
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $9,372,718)			9,162,557

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
Ascend Learning LLC(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.702%	32,505	30,489
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.952%	20,000	16,917
Cengage Learning, Inc.(b),(l)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	34,787	34,040
UKG, Inc.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.271%	19,380	18,998
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.271%	38,000	36,751
Total			137,195
Total Senior Loans (Cost $144,453)			137,195

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	21

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Treasury Bills 2.4%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 2.4%
U.S. Treasury Bills
01/25/2024	5.170%	2,000,000	1,942,524
Total Treasury Bills (Cost $1,945,296)			1,942,524

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(m),(n)	3,311,971	3,310,646
Total Money Market Funds (Cost $3,310,493)		3,310,646
Total Investments in Securities (Cost $86,128,395)		78,191,670
Other Assets & Liabilities, Net		2,646,325
Net Assets		$80,837,995
At June 30, 2023, securities and/or cash totaling $557,655 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
18,787,000 EUR	20,094,106 USD	Citi	07/13/2023	—	(415,135)
2,710,000 GBP	3,364,463 USD	Citi	07/13/2023	—	(77,454)
10,000,000 HUF	28,695 USD	HSBC	07/13/2023	—	(528)
29,226 USD	10,000,000 HUF	HSBC	07/13/2023	—	(4)
Total				—	(493,121)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	83	09/2023	USD	9,318,047	—	(177,178)
U.S. Treasury Ultra Bond	35	09/2023	USD	4,767,656	43,412	—
Total					43,412	(177,178)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(16)	09/2023	EUR	(2,139,840)	20,689	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	4.262	USD	800,000	25,986	—	—	25,986	—
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $55,650,681, which represents 68.84% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2023.
(f)	Represents a security in default.
(g)	Perpetual security with no specified maturity date.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.
(l)	The stated interest rate represents the weighted average interest rate at June 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(n)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	4,088,945	18,632,875	(19,410,831)	(343)	3,310,646	(508)	88,301	3,311,971
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	23

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	5,728,761	337,186	6,065,947
Commercial Mortgage-Backed Securities - Non-Agency	—	1,742,669	—	1,742,669
Convertible Bonds	—	14,210	—	14,210
Corporate Bonds & Notes	—	43,791,643	—	43,791,643
Foreign Government Obligations	—	11,256,627	—	11,256,627
Residential Mortgage-Backed Securities - Agency	—	767,652	—	767,652
Residential Mortgage-Backed Securities - Non-Agency	—	8,662,557	500,000	9,162,557
Senior Loans	—	137,195	—	137,195
Treasury Bills	—	1,942,524	—	1,942,524
Money Market Funds	3,310,646	—	—	3,310,646
Total Investments in Securities	3,310,646	74,043,838	837,186	78,191,670
Investments in Derivatives
Asset
Futures Contracts	64,101	—	—	64,101
Swap Contracts	—	25,986	—	25,986
Liability
Forward Foreign Currency Exchange Contracts	—	(493,121)	—	(493,121)
Futures Contracts	(177,178)	—	—	(177,178)
Total	3,197,569	73,576,703	837,186	77,611,458
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2022 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2023 ($)
Asset-Backed Securities — Non-Agency	—	1,302	—	(172)	445,464	(109,408)	—	—	337,186
Residential Mortgage-Backed Securities — Non-Agency	500,000	—	—	—	—	—	—	—	500,000
Total	500,000	1,302	—	(172)	445,464	(109,408)	—	—	837,186
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2023 was $(172), which is comprised of Asset-Backed Securities — Non-Agency.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	25

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $82,817,902)	$74,881,024
Affiliated issuers (cost $3,310,493)	3,310,646
Cash	554
Foreign currency (cost $1,540,586)	1,574,636
Margin deposits on:
Futures contracts	483,173
Swap contracts	74,482
Receivable for:
Investments sold	325,499
Capital shares sold	44,750
Dividends	17,850
Interest	758,671
Foreign tax reclaims	2,006
Variation margin for futures contracts	55,422
Variation margin for swap contracts	6,367
Expense reimbursement due from Investment Manager	642
Prepaid expenses	3,804
Total assets	81,539,526
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	493,121
Payable for:
Investments purchased	1,862
Capital shares redeemed	46,058
Variation margin for futures contracts	1,746
Management services fees	1,436
Distribution and/or service fees	310
Service fees	4,018
Compensation of board members	120,792
Compensation of chief compliance officer	7
Other expenses	32,181
Total liabilities	701,531
Net assets applicable to outstanding capital stock	$80,837,995
Represented by
Paid in capital	97,368,396
Total distributable earnings (loss)	(16,530,401)
Total - representing net assets applicable to outstanding capital stock	$80,837,995
Class 1
Net assets	$9,719
Shares outstanding	1,316
Net asset value per share	$7.39
Class 2
Net assets	$9,889,058
Shares outstanding	1,363,310
Net asset value per share	$7.25
Class 3
Net assets	$70,939,218
Shares outstanding	9,679,250
Net asset value per share	$7.33
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$88,301
Interest	1,930,797
Foreign taxes withheld	(1,430)
Total income	2,017,668
Expenses:
Management services fees	264,878
Distribution and/or service fees
Class 2	12,549
Class 3	44,658
Service fees	24,506
Compensation of board members	7,830
Custodian fees	17,584
Printing and postage fees	10,352
Accounting services fees	20,146
Legal fees	6,445
Compensation of chief compliance officer	7
Other	3,684
Total expenses	412,639
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(96,248)
Total net expenses	316,391
Net investment income	1,701,277
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,628,373)
Investments — affiliated issuers	(508)
Foreign currency translations	54,772
Forward foreign currency exchange contracts	216,607
Futures contracts	(180,883)
Swap contracts	(215,540)
Net realized loss	(1,753,925)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,452,010
Investments — affiliated issuers	(343)
Foreign currency translations	(22,183)
Forward foreign currency exchange contracts	(504,437)
Futures contracts	63,277
Swap contracts	200,047
Net change in unrealized appreciation (depreciation)	3,188,371
Net realized and unrealized gain	1,434,446
Net increase in net assets resulting from operations	$3,135,723
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	27

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$1,701,277	$2,874,285
Net realized loss	(1,753,925)	(2,677,091)
Net change in unrealized appreciation (depreciation)	3,188,371	(13,720,830)
Net increase (decrease) in net assets resulting from operations	3,135,723	(13,523,636)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(315)	(332)
Class 2	(308,707)	(326,275)
Class 3	(2,268,288)	(2,643,493)
Total distributions to shareholders	(2,577,310)	(2,970,100)
Decrease in net assets from capital stock activity	(284,575)	(5,573,683)
Total increase (decrease) in net assets	273,838	(22,067,419)
Net assets at beginning of period	80,564,157	102,631,576
Net assets at end of period	$80,837,995	$80,564,157

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Distributions reinvested	43	315	42	332
Net increase	43	315	42	332
Class 2
Shares sold	71,912	523,628	180,558	1,368,299
Distributions reinvested	42,876	308,707	41,458	326,275
Shares redeemed	(132,784)	(969,317)	(153,890)	(1,164,857)
Net increase (decrease)	(17,996)	(136,982)	68,126	529,717
Class 3
Shares sold	92,223	681,740	102,644	770,494
Distributions reinvested	312,007	2,268,288	332,515	2,643,493
Shares redeemed	(418,486)	(3,097,936)	(1,242,935)	(9,517,719)
Net decrease	(14,256)	(147,908)	(807,776)	(6,103,732)
Total net decrease	(32,209)	(284,575)	(739,608)	(5,573,683)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	29

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$7.34	0.16	0.14	—	0.30	(0.25)	(0.25)
Year Ended 12/31/2022	$8.77	0.26	(1.42)	—	(1.16)	(0.27)	(0.27)
Year Ended 12/31/2021	$9.01	0.25	(0.13)	—	0.12	(0.36)	(0.36)
Year Ended 12/31/2020	$9.11	0.27	0.09	—	0.36	(0.46)	(0.46)
Year Ended 12/31/2019	$8.21	0.29	0.61	0.00(d)	0.90	—	—
Year Ended 12/31/2018	$9.03	0.29	(0.74)	—	(0.45)	(0.37)	(0.37)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$7.21	0.15	0.12	—	0.27	(0.23)	(0.23)
Year Ended 12/31/2022	$8.61	0.24	(1.39)	—	(1.15)	(0.25)	(0.25)
Year Ended 12/31/2021	$8.86	0.23	(0.14)	—	0.09	(0.34)	(0.34)
Year Ended 12/31/2020	$8.96	0.24	0.10	—	0.34	(0.44)	(0.44)
Year Ended 12/31/2019	$8.09	0.26	0.61	0.00(d)	0.87	—	—
Year Ended 12/31/2018	$8.91	0.26	(0.73)	—	(0.47)	(0.35)	(0.35)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$7.28	0.15	0.14	—	0.29	(0.24)	(0.24)
Year Ended 12/31/2022	$8.70	0.25	(1.41)	—	(1.16)	(0.26)	(0.26)
Year Ended 12/31/2021	$8.95	0.24	(0.14)	—	0.10	(0.35)	(0.35)
Year Ended 12/31/2020	$9.05	0.26	0.09	—	0.35	(0.45)	(0.45)
Year Ended 12/31/2019	$8.16	0.27	0.62	0.00(d)	0.89	—	—
Year Ended 12/31/2018	$8.98	0.28	(0.74)	—	(0.46)	(0.36)	(0.36)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Rounds to zero.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$7.39	4.08%	0.87%	0.64%	4.33%	19%	$10
Year Ended 12/31/2022	$7.34	(13.49%)	0.87%(c)	0.64%(c)	3.42%	31%	$9
Year Ended 12/31/2021	$8.77	1.37%	0.89%(c)	0.61%(c)	2.87%	42%	$11
Year Ended 12/31/2020	$9.01	4.79%	0.87%	0.60%	3.11%	53%	$11
Year Ended 12/31/2019	$9.11	10.96%(e)	0.87%	0.59%	3.27%	57%	$10
Year Ended 12/31/2018	$8.21	(5.20%)	0.86%(c)	0.64%(c)	3.34%	86%	$9
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$7.25	3.75%	1.12%	0.89%	4.06%	19%	$9,889
Year Ended 12/31/2022	$7.21	(13.63%)	1.12%(c)	0.89%(c)	3.17%	31%	$9,953
Year Ended 12/31/2021	$8.61	1.03%	1.14%(c)	0.86%(c)	2.62%	42%	$11,301
Year Ended 12/31/2020	$8.86	4.59%	1.12%	0.85%	2.87%	53%	$10,766
Year Ended 12/31/2019	$8.96	10.75%(e)	1.12%	0.84%	3.01%	57%	$10,750
Year Ended 12/31/2018	$8.09	(5.51%)	1.10%(c)	0.89%(c)	3.08%	86%	$9,512
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$7.33	3.99%	1.00%	0.76%	4.19%	19%	$70,939
Year Ended 12/31/2022	$7.28	(13.60%)	0.99%(c)	0.76%(c)	3.28%	31%	$70,602
Year Ended 12/31/2021	$8.70	1.14%	1.01%(c)	0.74%(c)	2.74%	42%	$91,320
Year Ended 12/31/2020	$8.95	4.68%	0.99%	0.73%	2.99%	53%	$97,365
Year Ended 12/31/2019	$9.05	10.91%(e)	1.00%	0.72%	3.14%	57%	$102,668
Year Ended 12/31/2018	$8.16	(5.34%)	0.97%(c)	0.76%(c)	3.25%	86%	$104,256
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	31

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Global Strategic Income Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
32	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
34	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer, to reduce overall credit exposure or to manage credit risk exposure.  These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	35

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	25,986*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	64,101*
Total		90,087

36	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	493,121
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	177,178*
Total		670,299

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(215,540)	(215,540)
Foreign exchange risk	216,607	—	—	216,607
Interest rate risk	—	(180,883)	—	(180,883)
Total	216,607	(180,883)	(215,540)	(179,816)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	200,047	200,047
Foreign exchange risk	(504,437)	—	—	(504,437)
Interest rate risk	—	63,277	—	63,277
Total	(504,437)	63,277	200,047	(241,113)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	16,178,008*
Futures contracts — short	1,167,497*
Credit default swap contracts — buy protection	1,190,659**
Credit default swap contracts — sell protection	800,000*

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	29,015	(252,631)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2023.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	37

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive
38	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
	Citi ($)	HSBC ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	—	—	6,367	6,367
Liabilities
Forward foreign currency exchange contracts	492,589	532	—	493,121
Total financial and derivative net assets	(492,589)	(532)	6,367	(486,754)
Total collateral received (pledged) (b)	—	—	—	—
Net amount (c)	(492,589)	(532)	6,367	(486,754)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	39

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
40	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.65% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	41

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.59%	0.66%
Class 2	0.84	0.91
Class 3	0.715	0.785
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
86,128,000	431,000	(8,948,000)	(8,517,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
42	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(2,202,288)	(5,839,623)	(8,041,911)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $14,242,905 and $16,329,074, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	43

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
44	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	45

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly
46	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	47

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Global Strategic Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
48	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	49

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
50	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2023	51

Columbia Variable Portfolio – Global Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7008_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Variable Portfolio – Intermediate Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Intermediate Bond Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Alex Christensen, CFA
Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	2.06	-2.71	1.02	1.84
Class 2	05/03/10	1.82	-3.03	0.78	1.59
Class 3	10/13/81	1.93	-2.86	0.88	1.71
Bloomberg U.S. Aggregate Bond Index		2.09	-0.94	0.77	1.52
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Asset-Backed Securities — Agency	0.0(a)
Asset-Backed Securities — Non-Agency	13.5
Call Option Contracts Purchased	0.1
Commercial Mortgage-Backed Securities - Agency	1.2
Commercial Mortgage-Backed Securities - Non-Agency	5.4
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	21.1
Foreign Government Obligations	2.8
Money Market Funds	4.9
Residential Mortgage-Backed Securities - Agency	30.7
Residential Mortgage-Backed Securities - Non-Agency	19.2
Senior Loans	0.2
U.S. Treasury Obligations	0.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including option contracts purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2023)
AAA rating	39.8
AA rating	7.8
A rating	15.8
BBB rating	19.6
BB rating	5.3
B rating	3.4
CCC rating	1.1
CC rating	0.0
Not rated	7.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2023)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	279.6	(178.7)	100.9
Foreign Currency Derivative Contracts	—	(0.9)	(0.9)
Total Notional Market Value of Derivative Contracts	279.6	(179.6)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,020.60	1,022.39	2.57	2.57	0.51
Class 2	1,000.00	1,000.00	1,018.20	1,021.14	3.82	3.83	0.76
Class 3	1,000.00	1,000.00	1,019.30	1,021.79	3.17	3.18	0.63
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	116,047	106,842
Total Asset-Backed Securities — Agency (Cost $117,690)			106,842

Asset-Backed Securities — Non-Agency 15.2%

ACM Auto Trust(a),(b)
Series 2023-2A Class A
06/20/2030	7.970%	12,250,000	12,248,775
Affirm Asset Securitization Trust(a)
Series 2023-A Class A
01/18/2028	6.610%	10,000,000	10,004,682
Ares XLVI CLO Ltd.(a),(c)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2030	6.610%	18,020,000	17,530,162
Bain Capital Credit CLO Ltd.(a),(c)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	6.673%	22,300,000	21,382,400
Series 2020-3A Class DR
3-month USD LIBOR + 3.250% Floor 3.250% 10/23/2034	8.523%	5,000,000	4,501,635
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	9.500%	7,000,000	6,811,000
Carlyle Group LP(a),(c)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	6.650%	12,000,000	11,623,008
Cent CLO Ltd.(a),(c)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	6.899%	21,000,000	20,493,522
Dryden CLO Ltd.(a),(c)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	6.671%	14,617,500	14,171,447
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	10,604,408	10,575,235
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	4,100,000	4,090,187
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	6,650,000	6,485,227
Goldentree Loan Opportunities XI Ltd.(a),(c)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	6.612%	10,000,000	9,801,270
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	5,390,000	5,180,236
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	1,723,156	1,681,626
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	3,918,255	3,830,803
Lucali CLO Ltd.(a),(c)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	8.860%	9,750,000	9,280,343
Madison Park Funding XLVII Ltd.(a),(c)
Series 2020-47A Class D
3-month USD LIBOR + 4.100% Floor 4.000% 01/19/2034	9.265%	13,175,000	13,062,301
Madison Park Funding XXVII Ltd.(a),(c)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	6.600%	11,300,000	11,017,782
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	2,615,786	2,568,543
Series 2023-2A Class A
06/15/2033	6.040%	7,929,251	7,904,531
Octagon Investment Partners 35 Ltd.(a),(c)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	6.650%	20,375,000	19,819,598
Octagon Investment Partners XXII Ltd.(a),(c)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	6.723%	45,625,000	44,746,034
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	27,500,000	24,853,939
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,065,000	2,698,134
OZLM Funding IV Ltd.(a),(c)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	12.523%	1,962,500	1,700,190
OZLM XXI(a),(c)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	6.700%	20,000,000	19,268,000
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	420,083	419,301
Series 2021-3 Class A
05/15/2029	1.150%	4,992,890	4,944,804
Series 2021-5 Class A
08/15/2029	1.530%	4,680,365	4,593,543
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	9,049,507	8,543,606
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	10,998,704	10,173,479
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	8,184,017	7,967,255
Series 2022-2 Class A
01/15/2030	4.970%	5,351,120	5,252,992
Series 2023-1 Class A
07/15/2030	7.556%	14,526,038	14,537,979
Series 2023-3 Class A
12/16/2030	7.600%	17,213,356	17,238,671
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	16,697,792	15,463,880
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	8,999,127	8,958,091
PAGAYA AI Debt Trust(a),(d)
Subordinated Series 2022-3 Class AB
03/15/2030	6.476%	3,571,539	3,552,836
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	6,209,022	5,476,977
RR 3 Ltd.(a),(c)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	6.660%	28,000,000	27,370,140
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stewart Park CLO Ltd.(a),(c)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	6.630%	11,171,429	10,859,567
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	1,029,063	1,022,960
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	2,520,916	2,453,371
Series 2021-ST1 Class A
02/20/2027	2.750%	3,687,243	3,533,951
Series 2021-ST10 Class A
01/20/2030	2.250%	7,353,399	7,015,987
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	1,358,169	1,344,635
Series 2021-4 Class A
09/20/2031	0.840%	4,229,964	4,174,056
Series 2023-1 Class A
02/20/2033	6.590%	6,285,277	6,263,798
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	9,050,000	8,724,902
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	11,370,000	10,691,959
Upstart Securitization Trust(a),(b)
Series 2023-2 Class A
06/20/2033	6.770%	11,900,000	11,881,995
Total Asset-Backed Securities — Non-Agency (Cost $535,524,621)			519,791,345

Commercial Mortgage-Backed Securities - Agency 1.4%

Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.205%	44,818,771	42,182,777
FRESB Mortgage Trust(d)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	6,321,835	5,957,628
Total Commercial Mortgage-Backed Securities - Agency (Cost $51,410,812)			48,140,405

Commercial Mortgage-Backed Securities - Non-Agency 6.2%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,111,933	2,036,236
BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.652%	5,550,000	4,943,059

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(c)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	7.443%	10,581,000	10,086,036
BHMS Mortgage Trust(a),(c)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	6.444%	5,000,000	4,863,158
Braemar Hotels & Resorts Trust(a),(c)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	7.594%	6,310,000	5,880,816
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	6.994%	6,950,000	6,510,159
CLNY Trust(a),(c)
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	7.986%	14,900,000	13,670,300
Cold Storage Trust(a),(c)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.492% 11/15/2037	8.686%	1,327,037	1,296,686
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class E
02/10/2037	3.754%	10,950,000	9,837,068
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	13,563,655
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	10,300,038
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	16,000,000	6,454,739
Extended Stay America Trust(a),(c)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	7.443%	9,637,379	9,366,531
Hilton USA Trust(a),(d)
Subordinated Series 2016-HHV Class F
11/04/2038	4.333%	4,500,000	3,961,193
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	7,804,575
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.283%	13,400,000	11,787,504
One New York Plaza Trust(a),(c)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	7.393%	6,600,000	5,649,450
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	7.943%	4,150,000	3,263,516
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	18,357,835
Series 2020-SFR3 Class A
10/17/2027	1.294%	7,971,982	7,182,923
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,775,000	2,643,403
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	1,735,000	1,656,116
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	5,900,000	5,675,526
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	6.343%	22,000,000	19,140,981
UBS Commercial Mortgage Trust(a),(c)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	6.443%	10,469,000	10,145,370
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	6.393%	6,250,000	5,981,622
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325% Floor 1.200% 12/15/2034	6.518%	9,000,000	8,270,295
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $244,811,634)			210,328,790

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	721,000	365,908
Total Convertible Bonds (Cost $692,854)			365,908

Corporate Bonds & Notes(e) 23.9%

Aerospace & Defense 0.6%
Boeing Co. (The)
08/01/2059	3.950%	14,665,000	10,831,788
05/01/2060	5.930%	4,933,000	4,883,251
Bombardier, Inc.(a)
04/15/2027	7.875%	645,000	643,488
Howmet Aerospace, Inc.
01/15/2029	3.000%	1,057,000	925,916
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	513,000	549,910
TransDigm, Inc.(a)
03/15/2026	6.250%	2,584,000	2,571,392
08/15/2028	6.750%	370,000	371,970
TransDigm, Inc.
06/15/2026	6.375%	1,198,000	1,183,229
Total			21,960,944
Airlines 0.1%
Air Canada(a)
08/15/2026	3.875%	358,000	331,894
American Airlines, Inc.(a)
07/15/2025	11.750%	600,000	658,281
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,446,165	1,433,601
04/20/2029	5.750%	950,779	924,012
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	960,736	909,574
United Airlines, Inc.(a)
04/15/2026	4.375%	683,000	648,932
04/15/2029	4.625%	389,000	354,476
Total			5,260,770
Automotive 0.3%
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	605,000	603,908
Ford Motor Co.
02/12/2032	3.250%	864,000	678,512
01/15/2043	4.750%	3,391,000	2,603,382
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
11/13/2025	3.375%	325,000	302,036
06/10/2026	6.950%	338,000	339,728
01/09/2027	4.271%	934,000	864,301
08/17/2027	4.125%	334,000	304,576
11/04/2027	7.350%	294,000	300,863
02/16/2028	2.900%	368,000	315,039
02/10/2029	2.900%	2,326,000	1,927,454
06/10/2030	7.200%	170,000	171,744
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	357,000	321,950
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	220,000	216,119
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	424,000	420,936
05/15/2027	8.500%	907,000	909,378
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	226,000	230,141
Total			10,510,067
Banking 6.0%
Ally Financial, Inc.
05/21/2024	3.875%	125,000	122,198
Subordinated
11/20/2025	5.750%	219,000	210,764
Bank of America Corp.(f)
07/23/2031	1.898%	22,915,000	18,241,895
10/20/2032	2.572%	26,334,000	21,434,012
02/04/2033	2.972%	18,020,000	15,002,850
Subordinated
09/21/2036	2.482%	1,348,000	1,029,443
Citigroup, Inc.(f)
06/03/2031	2.572%	4,618,000	3,850,995
01/25/2033	3.057%	12,760,000	10,643,277
Goldman Sachs Group, Inc. (The)(f)
07/21/2032	2.383%	11,773,000	9,416,673
10/21/2032	2.650%	12,753,000	10,388,131
HSBC Holdings PLC(f)
05/24/2032	2.804%	4,366,000	3,534,034
11/22/2032	2.871%	18,238,000	14,733,976
03/09/2034	6.254%	6,498,000	6,657,744
JPMorgan Chase & Co.(f)
10/15/2030	2.739%	7,987,000	6,883,524
04/22/2032	2.580%	21,727,000	18,040,650
11/08/2032	2.545%	17,701,000	14,486,365
Morgan Stanley(f)
07/21/2032	2.239%	4,533,000	3,603,093
Subordinated
09/16/2036	2.484%	1,860,000	1,407,834

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(f)
06/12/2029	5.582%	9,480,000	9,437,608
US Bancorp(f)
06/12/2034	5.836%	2,951,000	2,969,540
Wells Fargo & Co.(f)
10/30/2030	2.879%	609,000	526,382
02/11/2031	2.572%	32,216,000	27,301,361
04/25/2053	4.611%	3,946,000	3,461,525
Total			203,383,874
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	350,000	333,495
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	357,000	366,427
Hightower Holding LLC(a)
04/15/2029	6.750%	364,000	315,084
NFP Corp.(a)
08/15/2028	4.875%	366,000	328,081
08/15/2028	6.875%	2,072,000	1,800,035
10/01/2030	7.500%	401,000	388,894
Total			3,532,016
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	888,000	809,569
11/15/2029	3.875%	460,000	395,358
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	670,000	635,938
SRS Distribution, Inc.(a)
07/01/2028	4.625%	470,000	421,226
07/01/2029	6.125%	385,000	334,343
12/01/2029	6.000%	515,000	444,203
White Cap Buyer LLC(a)
10/15/2028	6.875%	984,000	891,984
Total			3,932,621
Cable and Satellite 1.1%
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%	626,000	535,642
08/15/2030	4.500%	1,435,000	1,195,375
02/01/2031	4.250%	459,000	370,801
02/01/2032	4.750%	552,000	449,238
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,042,000	1,624,184
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,412,000	3,646,044
12/01/2061	4.400%	8,887,000	5,977,819
06/30/2062	3.950%	10,478,000	6,456,392
04/01/2063	5.500%	4,975,000	3,992,521
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%	789,000	636,176
01/15/2030	5.750%	722,000	340,894
12/01/2030	4.125%	1,466,000	1,029,637
12/01/2030	4.625%	284,000	126,433
11/15/2031	5.000%	877,000	410,551
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	256,000	231,801
DISH DBS Corp.
07/01/2026	7.750%	466,000	285,789
06/01/2029	5.125%	1,327,000	619,100
DISH Network Corp.(a)
11/15/2027	11.750%	1,614,000	1,578,345
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	672,000	536,606
09/15/2028	6.500%	427,000	249,253
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	552,000	497,333
07/01/2030	4.125%	266,000	217,310
Videotron Ltd.(a)
06/15/2029	3.625%	3,204,000	2,770,985
Virgin Media Finance PLC(a)
07/15/2030	5.000%	671,000	534,126
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	566,000	513,660
VZ Secured Financing BV(a)
01/15/2032	5.000%	901,000	726,660
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	432,000	328,069
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	419,000	385,059
Ziggo BV(a)
01/15/2030	4.875%	896,000	744,715
Total			37,010,518
Chemicals 0.3%
Avient Corp.(a)
08/01/2030	7.125%	343,000	346,928
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	390,000	332,129
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	555,000	525,143
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	398,000	361,308
Element Solutions, Inc.(a)
09/01/2028	3.875%	732,000	638,780
HB Fuller Co.
10/15/2028	4.250%	600,000	535,664

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herens Holdco Sarl(a)
05/15/2028	4.750%	791,000	608,631
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	845,000	738,365
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	571,000	521,619
Ingevity Corp.(a)
11/01/2028	3.875%	492,000	420,330
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	535,000	534,640
Iris Holdings, Inc.(a),(g)
02/15/2026	8.750%	323,000	306,691
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	442,000	349,330
11/15/2028	9.750%	690,000	672,852
10/01/2029	6.250%	618,000	446,057
SPCM SA(a)
03/15/2027	3.125%	228,000	204,509
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	417,000	301,057
WR Grace Holdings LLC(a)
06/15/2027	4.875%	816,000	759,818
08/15/2029	5.625%	1,174,000	959,417
03/01/2031	7.375%	107,000	105,478
Total			9,668,746
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,341,000	1,164,918
Herc Holdings, Inc.(a)
07/15/2027	5.500%	162,000	155,528
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	90,000	91,027
03/15/2031	7.750%	226,000	235,146
Total			1,646,619
Consumer Cyclical Services 0.2%
APX Group, Inc.(a)
07/15/2029	5.750%	171,000	148,668
Arches Buyer, Inc.(a)
06/01/2028	4.250%	932,000	809,342
12/01/2028	6.125%	635,000	547,527
Match Group, Inc.(a)
12/15/2027	5.000%	451,000	422,866
06/01/2028	4.625%	568,000	521,525
Staples, Inc.(a)
04/15/2026	7.500%	353,000	290,885
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
05/15/2025	7.500%	315,000	319,130
09/15/2027	7.500%	424,000	434,301
01/15/2028	6.250%	940,000	936,510
08/15/2029	4.500%	1,999,000	1,839,994
Total			6,270,748
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,304,000	1,216,049
Mattel, Inc.(a)
12/15/2027	5.875%	380,000	373,067
04/01/2029	3.750%	788,000	691,909
Mattel, Inc.
10/01/2040	6.200%	1,049,000	941,574
Newell Brands, Inc.
09/15/2027	6.375%	137,000	131,551
09/15/2029	6.625%	194,000	186,181
Prestige Brands, Inc.(a)
01/15/2028	5.125%	470,000	448,793
Spectrum Brands, Inc.
07/15/2025	5.750%	254,000	253,898
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	409,000	366,907
07/15/2030	5.500%	83,000	75,754
Total			4,685,683
Diversified Manufacturing 0.2%
Chart Industries, Inc.(a)
01/01/2030	7.500%	234,000	238,792
01/01/2031	9.500%	80,000	85,359
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	887,000	880,142
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,204,000	1,188,278
Madison IAQ LLC(a)
06/30/2028	4.125%	654,000	576,010
06/30/2029	5.875%	407,000	330,649
Resideo Funding, Inc.(a)
09/01/2029	4.000%	631,000	524,301
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	571,000	527,943
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	770,000	779,042
06/15/2028	7.250%	335,000	341,787
Total			5,472,303

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.4%
AEP Texas, Inc.
01/15/2050	3.450%	5,325,000	3,838,287
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	760,000	631,082
01/15/2032	3.750%	797,000	652,168
Duke Energy Corp.
08/15/2052	5.000%	3,773,000	3,453,094
Duke Energy Ohio, Inc.
04/01/2053	5.650%	1,261,000	1,298,135
Edison International
11/15/2028	5.250%	8,396,000	8,180,595
Emera US Finance LP
06/15/2046	4.750%	13,116,000	10,638,672
FirstEnergy Corp.
03/01/2050	3.400%	1,926,000	1,327,027
Georgia Power Co.
03/15/2042	4.300%	2,282,000	1,967,688
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	631,000	619,321
09/15/2027	4.500%	110,000	102,219
NRG Energy, Inc.(a)
02/15/2029	3.375%	322,000	264,513
06/15/2029	5.250%	537,000	479,567
02/15/2031	3.625%	1,125,000	880,093
02/15/2032	3.875%	438,000	338,595
Pacific Gas and Electric Co.
07/01/2050	4.950%	13,660,000	10,748,406
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	731,000	645,398
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	225,000	215,691
05/01/2029	4.375%	1,617,000	1,415,340
Total			47,695,891
Environmental 0.1%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	66,000	66,447
GFL Environmental, Inc.(a)
08/01/2025	3.750%	735,000	699,677
12/15/2026	5.125%	481,000	463,940
08/01/2028	4.000%	612,000	548,725
06/15/2029	4.750%	402,000	368,832
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	907,000	842,500
Total			2,990,121
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.2%
Navient Corp.
03/15/2027	5.000%	423,000	379,548
OneMain Finance Corp.
01/15/2027	3.500%	1,056,000	908,079
01/15/2029	9.000%	244,000	246,098
09/15/2030	4.000%	282,000	217,434
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	471,000	415,540
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	968,000	813,827
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	3,273,000	2,559,860
Springleaf Finance Corp.
03/15/2024	6.125%	443,000	441,419
11/15/2029	5.375%	26,000	22,201
Total			6,004,006
Food and Beverage 0.9%
Bacardi Ltd.(a)
05/15/2048	5.300%	12,645,000	11,891,977
Constellation Brands, Inc.
05/01/2033	4.900%	7,268,000	7,136,346
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	429,000	419,228
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,082,000	1,968,734
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,210,126
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	375,000	335,194
01/31/2032	4.375%	373,000	332,602
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	971,000	958,805
Post Holdings, Inc.(a)
03/01/2027	5.750%	940,000	918,411
09/15/2031	4.500%	897,000	765,504
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	1,040,000	890,541
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,005,000	809,812
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	175,000	149,872

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
04/15/2025	6.250%	342,000	342,217
02/15/2029	4.750%	535,000	491,050
06/01/2030	4.625%	377,000	337,683
Total			29,958,102
Gaming 0.4%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	589,000	526,521
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,518,000	1,325,227
02/15/2030	7.000%	666,000	669,242
Churchill Downs, Inc.(a)
05/01/2031	6.750%	203,000	201,013
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	924,000	934,988
07/01/2025	6.250%	1,994,000	1,985,155
07/01/2027	8.125%	1,167,000	1,192,955
International Game Technology PLC(a)
02/15/2025	6.500%	305,000	305,866
04/15/2026	4.125%	548,000	520,136
MGM Resorts International
09/01/2026	4.625%	957,000	903,351
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	660,000	584,596
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	461,000	433,230
07/01/2029	4.125%	730,000	598,421
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,148,000	1,010,391
Scientific Games International, Inc.(a)
11/15/2029	7.250%	644,000	646,662
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	311,000	305,888
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	241,000	216,084
Total			12,359,726
Health Care 0.7%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	233,000	222,782
04/15/2029	5.000%	692,000	642,567
AdaptHealth LLC(a)
08/01/2029	4.625%	121,000	96,631
03/01/2030	5.125%	873,000	709,701
Avantor Funding, Inc.(a)
07/15/2028	4.625%	574,000	532,043
11/01/2029	3.875%	1,000,000	876,796
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	1,145,000	798,499
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%		152,000	123,121
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%		423,000	373,804
03/15/2031	4.000%		128,000	111,739
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%		489,000	305,346
05/15/2030	5.250%		1,600,000	1,265,465
GE HealthCare Technologies, Inc.
11/15/2027	5.650%		4,307,000	4,356,967
HCA, Inc.(a)
03/15/2052	4.625%		11,108,000	9,121,245
IQVIA, Inc.(a)
05/15/2030	6.500%		200,000	202,361
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		151,000	131,335
10/01/2029	5.250%		1,617,000	1,403,584
Select Medical Corp.(a)
08/15/2026	6.250%		800,000	785,410
Tenet Healthcare Corp.
01/01/2026	4.875%		495,000	482,240
02/01/2027	6.250%		627,000	621,757
06/15/2028	4.625%		704,000	657,826
10/01/2028	6.125%		1,247,000	1,200,238
06/01/2029	4.250%		91,000	82,211
01/15/2030	4.375%		674,000	608,184
Total				25,711,852
Healthcare Insurance 0.8%
Aetna, Inc.
11/15/2042	4.125%		1,339,000	1,102,538
Centene Corp.
02/15/2030	3.375%		835,000	717,986
10/15/2030	3.000%		20,314,000	16,939,387
08/01/2031	2.625%		4,954,000	3,946,854
UnitedHealth Group, Inc.
02/15/2030	5.300%		3,937,000	4,030,141
Total				26,736,906
Home Construction 0.0%
Meritage Homes Corp.(a)
04/15/2029	3.875%		937,000	832,881
Shea Homes LP/Funding Corp.
02/15/2028	4.750%		577,000	514,754
Total				1,347,635

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.4%
Baytex Energy Corp.(a)
04/30/2030	8.500%	339,000	331,218
Callon Petroleum Co.
07/01/2026	6.375%	1,124,000	1,093,416
Callon Petroleum Co.(a)
08/01/2028	8.000%	213,000	210,706
Centennial Resource Production LLC(a)
04/01/2027	6.875%	85,000	83,859
CNX Resources Corp.(a)
03/14/2027	7.250%	50,000	49,595
01/15/2029	6.000%	337,000	312,859
01/15/2031	7.375%	50,000	48,819
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,731,000	1,631,631
Comstock Resources, Inc.(a)
03/01/2029	6.750%	307,000	281,096
01/15/2030	5.875%	566,000	491,635
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	432,000	426,423
05/01/2029	5.000%	1,413,000	1,328,619
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	571,000	520,334
04/15/2030	6.000%	334,000	304,616
04/15/2032	6.250%	231,000	207,009
Matador Resources Co.
09/15/2026	5.875%	914,000	888,177
Matador Resources Co.(a)
04/15/2028	6.875%	213,000	210,807
Occidental Petroleum Corp.
09/01/2030	6.625%	980,000	1,018,193
01/01/2031	6.125%	1,461,000	1,483,366
Southwestern Energy Co.
02/01/2029	5.375%	249,000	235,058
02/01/2032	4.750%	1,181,000	1,043,371
Total			12,200,807
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	3,240,000	2,300,167
Leisure 0.3%
Carnival Corp.(a)
03/01/2026	7.625%	704,000	689,400
03/01/2027	5.750%	1,554,000	1,429,561
08/01/2028	4.000%	510,000	451,786
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	297,000	324,904
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	444,000	422,162
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	564,000	559,815
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	284,000	277,109
Cinemark USA, Inc.(a)
05/01/2025	8.750%	102,000	103,705
03/15/2026	5.875%	375,000	355,849
07/15/2028	5.250%	174,000	154,621
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	448,000	437,883
NCL Corp., Ltd.(a)
02/15/2029	7.750%	91,000	86,693
NCL Finance Ltd.(a)
03/15/2028	6.125%	181,000	163,229
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	964,000	889,086
08/31/2026	5.500%	600,000	569,315
07/15/2027	5.375%	235,000	220,330
01/15/2029	8.250%	431,000	452,506
01/15/2030	7.250%	453,000	459,712
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	484,000	471,355
Viking Cruises Ltd.(a)
02/15/2029	7.000%	170,000	158,108
07/15/2031	9.125%	198,000	200,069
Total			8,877,198
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	4,802,574
Voya Financial, Inc.
06/15/2046	4.800%	103,000	84,898
Total			4,887,472
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	535,000	446,118
Media and Entertainment 1.1%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	47,000	47,120
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	613,000	480,875
06/01/2029	7.500%	1,070,000	792,771

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		706,000	642,099
iHeartCommunications, Inc.
05/01/2026	6.375%		566,350	477,145
05/01/2027	8.375%		1,008,774	672,016
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		439,000	335,746
01/15/2028	4.750%		764,000	576,710
Meta Platforms, Inc.
05/15/2063	5.750%		6,879,000	7,112,149
Netflix, Inc.
05/15/2029	4.625%	EUR	2,175,000	2,401,711
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		318,000	288,557
01/15/2029	4.250%		245,000	205,936
03/15/2030	4.625%		347,000	290,617
Playtika Holding Corp.(a)
03/15/2029	4.250%		415,000	368,808
Roblox Corp.(a)
05/01/2030	3.875%		1,546,000	1,302,899
Univision Communications, Inc.(a)
05/01/2029	4.500%		252,000	216,616
06/30/2030	7.375%		345,000	328,851
Warnermedia Holdings, Inc.
03/15/2062	5.391%		24,260,000	19,717,529
Total				36,258,155
Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%		129,000	116,860
10/01/2031	5.125%		625,000	558,001
Constellium SE(a)
06/15/2028	5.625%		1,310,000	1,237,134
04/15/2029	3.750%		1,110,000	953,679
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		776,000	714,663
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		74,000	64,836
06/01/2031	4.500%		351,000	280,395
Novelis Corp.(a)
11/15/2026	3.250%		321,000	290,869
01/30/2030	4.750%		713,000	633,720
08/15/2031	3.875%		387,000	319,398
Total				5,169,555
Midstream 1.4%
CNX Midstream Partners LP(a)
04/15/2030	4.750%		602,000	509,256
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	164,000	161,473
DT Midstream, Inc.(a)
06/15/2029	4.125%	741,000	650,474
06/15/2031	4.375%	377,000	325,046
EQM Midstream Partners LP(a)
07/01/2025	6.000%	195,000	193,453
07/01/2027	6.500%	492,000	485,217
01/15/2029	4.500%	679,000	605,946
01/15/2031	4.750%	1,950,000	1,707,186
EQM Midstream Partners LP
07/15/2048	6.500%	192,000	173,787
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	2,775,000	2,154,919
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	225,000	222,916
02/01/2028	5.000%	695,000	648,189
Kinder Morgan, Inc.
02/15/2046	5.050%	2,594,000	2,219,807
08/01/2052	5.450%	7,718,000	7,047,706
MPLX LP
03/14/2052	4.950%	2,674,000	2,272,073
NuStar Logistics LP
10/01/2025	5.750%	462,000	451,962
06/01/2026	6.000%	344,000	335,559
04/28/2027	5.625%	940,000	903,586
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	18,015,000	14,071,684
Sunoco LP/Finance Corp.
04/15/2027	6.000%	649,000	640,785
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	707,000	611,000
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	908,000	793,184
08/15/2031	4.125%	990,000	852,347
11/01/2033	3.875%	3,874,000	3,184,518
Western Midstream Operating LP(f)
02/01/2050	5.250%	6,800,000	5,646,610
Total			46,868,683
Natural Gas 0.2%
NiSource, Inc.
05/15/2047	4.375%	7,390,000	6,324,540
Oil Field Services 0.1%
Nabors Industries Ltd.(a)
01/15/2026	7.250%	541,000	505,386
Nabors Industries, Inc.(a)
05/15/2027	7.375%	186,000	176,922

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		510,000	520,586
Venture Global LNG, Inc.(a)
06/01/2028	8.125%		225,000	228,838
06/01/2031	8.375%		599,000	604,815
Total				2,036,547
Other REIT 0.2%
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	2,161,000	1,850,439
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		1,295,000	1,218,915
02/01/2027	4.250%		742,000	644,634
06/15/2029	4.750%		1,420,000	1,156,057
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		1,047,000	902,687
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%		106,000	107,085
02/15/2029	4.500%		269,000	238,225
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		354,000	324,873
Service Properties Trust
03/15/2024	4.650%		262,000	257,901
Total				6,700,816
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		855,000	840,506
09/01/2029	4.000%		1,197,000	950,106
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		364,000	339,188
Ball Corp.
06/15/2029	6.000%		376,000	373,241
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		261,000	238,941
Canpack SA/US LLC(a)
11/15/2029	3.875%		837,000	680,518
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		830,000	796,724
08/15/2027	8.500%		373,000	359,179
Total				4,578,403
Pharmaceuticals 2.5%
1375209 BC Ltd.(a)
01/30/2028	9.000%		207,000	207,515
AbbVie, Inc.
06/15/2044	4.850%		7,435,000	6,926,016
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2063	5.750%	36,238,000	36,831,992
Bausch Health Companies, Inc.(a)
10/15/2030	14.000%	72,000	43,110
Endo Dac/Finance LLC/Finco, Inc.(a),(h)
06/30/2028	0.000%	381,000	20,917
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	394,000	341,971
Organon Finance 1 LLC(a)
04/30/2028	4.125%	687,000	610,022
04/30/2031	5.125%	1,036,000	854,555
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	12,432,000	12,390,337
05/19/2043	5.110%	10,014,000	10,017,274
05/19/2063	5.340%	16,234,000	16,429,044
Total			84,672,753
Property & Casualty 0.4%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	346,000	317,147
10/15/2027	6.750%	983,000	924,086
04/15/2028	6.750%	772,000	761,183
11/01/2029	5.875%	1,496,000	1,320,606
AssuredPartners, Inc.(a)
08/15/2025	7.000%	893,000	881,702
01/15/2029	5.625%	1,075,000	932,030
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	5,781,000	4,782,223
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	994,000	862,284
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	167,000	163,687
HUB International Ltd.(a)
05/01/2026	7.000%	430,000	429,233
12/01/2029	5.625%	1,363,000	1,223,973
HUB International, Ltd.(a)
06/15/2030	7.250%	941,000	971,665
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	78,000	69,013
USI, Inc.(a)
05/01/2025	6.875%	1,087,000	1,079,245
Total			14,718,077
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2030	4.000%	456,000	392,426
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	566,000	480,624

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(a)
06/15/2025	7.000%	554,000	556,770
Yum! Brands, Inc.
04/01/2032	5.375%	457,000	433,852
Total			1,863,672
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	151,000	134,401
02/15/2032	5.000%	754,000	658,777
Hanesbrands, Inc.(a)
05/15/2026	4.875%	180,000	168,037
02/15/2031	9.000%	183,000	184,384
L Brands, Inc.(a)
10/01/2030	6.625%	920,000	888,928
L Brands, Inc.
11/01/2035	6.875%	237,000	216,911
Lithia Motors, Inc.(a)
01/15/2031	4.375%	205,000	176,965
Lowe’s Companies, Inc.
04/01/2062	4.450%	4,489,000	3,615,783
09/15/2062	5.800%	14,403,000	14,288,505
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	659,000	610,279
02/15/2029	7.750%	902,000	896,661
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	219,000	174,383
Total			22,014,014
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	702,000	650,488
Technology 1.0%
Broadcom, Inc.(a)
11/15/2036	3.187%	12,977,000	9,806,564
Camelot Finance SA(a)
11/01/2026	4.500%	547,000	515,922
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	364,000	321,869
07/01/2029	4.875%	1,041,000	923,521
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	583,000	509,553
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,071,000	931,095
Entegris Escrow Corp.(a)
04/15/2029	4.750%	140,000	130,004
06/15/2030	5.950%	948,000	909,837
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(a)
07/01/2028	4.500%	252,000	236,222
HealthEquity, Inc.(a)
10/01/2029	4.500%	774,000	684,586
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	754,000	646,372
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	608,000	524,453
Iron Mountain, Inc.(a)
07/15/2030	5.250%	435,000	391,967
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	894,000	499,019
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	889,000	747,715
NCR Corp.(a)
10/01/2028	5.000%	726,000	649,421
04/15/2029	5.125%	783,000	693,211
10/01/2030	5.250%	22,000	19,163
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	797,000	731,894
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	1,851,121
01/15/2033	5.000%	4,258,000	4,093,212
02/15/2042	3.125%	3,869,000	2,709,019
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,198,000	1,064,899
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	17,000	15,843
Seagate HDD Cayman(a)
12/15/2029	8.250%	198,000	206,885
07/15/2031	8.500%	220,000	230,865
Sensata Technologies BV(a)
09/01/2030	5.875%	314,000	305,377
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	454,000	428,301
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	343,634
Verscend Escrow Corp.(a)
08/15/2026	9.750%	874,000	875,008
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,064,000	914,983
Total			32,911,535
Transportation Services 0.4%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	13,609,000	13,241,700

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 1.0%
Altice France Holding SA(a)
02/15/2028	6.000%	715,000	348,384
Altice France SA(a)
02/01/2027	8.125%	160,000	138,517
01/15/2028	5.500%	771,000	584,088
07/15/2029	5.125%	484,000	343,594
10/15/2029	5.500%	812,000	583,657
American Tower Corp.
08/15/2029	3.800%	10,707,000	9,787,935
06/15/2030	2.100%	2,980,000	2,413,448
T-Mobile US, Inc.
02/15/2031	2.875%	15,454,000	13,103,744
04/15/2031	3.500%	4,721,000	4,163,812
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	866,000	701,092
07/15/2031	4.750%	1,539,000	1,282,220
Total			33,450,491
Wirelines 0.2%
AT&T, Inc.
03/01/2029	4.350%	4,728,000	4,539,884
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	499,000	487,568
03/15/2031	8.625%	389,000	376,428
Iliad Holding SAS(a)
10/15/2026	6.500%	1,029,000	971,512
10/15/2028	7.000%	1,377,000	1,270,590
Total			7,645,982
Total Corporate Bonds & Notes (Cost $891,257,597)			813,956,321

Foreign Government Obligations(i) 3.1%

Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	346,000	308,341
05/15/2029	4.250%	647,000	527,883
Total			836,224
Colombia 0.6%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,079,226
05/15/2049	5.200%	9,733,000	6,773,674
Ecopetrol SA
04/29/2030	6.875%	10,540,000	9,594,926
Total			19,447,826
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,597,605
Egypt 0.0%
Egypt Government International Bond(a)
02/16/2031	5.875%	909,000	500,490
01/31/2047	8.500%	2,105,000	1,117,255
Total			1,617,745
Hungary 0.3%
Hungary Government International Bond(a)
09/22/2031	2.125%	11,145,000	8,630,064
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	4,119,647
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	708,000	689,464
05/15/2030	5.450%	3,550,000	3,459,941
Total			4,149,405
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	782,000	683,925
Mexico 1.1%
Petroleos Mexicanos
03/13/2027	6.500%	6,821,000	6,059,619
02/12/2028	5.350%	3,007,000	2,466,473
09/21/2047	6.750%	20,422,000	12,787,774
01/23/2050	7.690%	10,000,000	6,771,372
01/28/2060	6.950%	13,220,000	8,235,961
Total			36,321,199
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,060,000	1,960,827
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	5,000,000	4,808,021
Qatar Petroleum(a)
07/12/2031	2.250%	5,445,000	4,565,823
Total			9,373,844
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a),(j)
02/06/2028	4.950%	2,740,000	1,986,952

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	5,250,000	4,899,760
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	5,000,000	4,395,377
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2034	7.375%	1,800,000	411,748
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,783,412
DP World PLC(a)
07/02/2037	6.850%	3,290,000	3,568,963
Total			6,352,375
Total Foreign Government Obligations (Cost $136,437,550)			106,784,523

Residential Mortgage-Backed Securities - Agency 34.8%

Federal Home Loan Mortgage Corp.(k)
08/01/2045	3.500%	12,945,841	12,077,875
10/01/2045	4.000%	2,827,245	2,679,655
Federal Home Loan Mortgage Corp.
10/01/2045- 07/01/2052	4.000%	29,880,316	28,231,183
12/01/2051- 03/01/2052	2.500%	42,402,772	36,182,665
02/01/2052- 05/01/2052	3.000%	50,231,892	44,457,739
02/01/2053	4.500%	24,635,724	23,824,889
Federal Home Loan Mortgage Corp.(c),(l)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	0.707%	301,011	22,838
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	0.857%	942,018	89,410
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	0.000%	1,003,296	49,477
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	1.007%	7,826,668	931,982
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	0.900%	23,151,799	2,394,903
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	0.900%	10,445,525	1,247,136
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	0.857%	1,840,511	172,598
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	0.777%	971,339	87,952
Federal Home Loan Mortgage Corp.(l)
CMO Series 4176 Class BI
03/15/2043	3.500%	904,349	119,908
Federal National Mortgage Association
02/01/2027- 05/01/2052	3.000%	143,192,265	127,372,661
08/01/2040	4.500%	1,297,566	1,263,903
08/01/2043- 05/01/2052	3.500%	142,565,353	130,903,178
05/01/2048- 08/01/2052	4.000%	120,622,298	114,705,715
CMO Series 2017-72 Class B
09/25/2047	3.000%	11,357,618	10,296,146
Federal National Mortgage Association(k)
05/01/2044- 02/01/2048	4.000%	13,501,194	12,936,132
06/01/2044	4.500%	4,318,946	4,265,082
10/01/2051	2.500%	39,246,125	33,323,950
Federal National Mortgage Association(l)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	664,055	24,502
CMO Series 2021-3 Class TI
02/25/2051	2.500%	56,374,024	8,922,401
CMO Series 429 Class C3
09/25/2052	2.500%	44,555,234	6,993,514

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c),(l)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	0.750%	1,748,119	166,069
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	1.000%	2,341,786	258,140
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	0.850%	1,314,360	122,254
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	0.850%	8,309,616	865,859
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	0.850%	20,155,141	2,128,020
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	1.000%	9,556,608	1,177,699
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	0.950%	8,610,901	962,600
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	1.000%	7,489,940	945,303
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	1.000%	15,202,696	1,972,481
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	1.050%	9,978,065	1,102,607
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	1.050%	7,753,400	924,956
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	1.000%	14,220,628	1,529,424
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	0.900%	30,985,101	3,188,178
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	0.900%	23,021,588	2,512,083
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	0.900%	17,463,239	2,364,458
Freddie Mac REMICS(l)
CMO Series 5152 Class XI
11/25/2050	2.500%	59,184,576	7,606,662
CMO Series 5287 Class NI
05/25/2051	3.500%	28,284,684	5,419,133
Government National Mortgage Association(k)
04/20/2048	4.500%	7,917,430	7,752,418
Government National Mortgage Association(l)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,122,576	366,586
CMO Series 2020-175 Class KI
11/20/2050	2.500%	56,473,288	7,670,727
CMO Series 2020-191 Class UG
12/20/2050	3.500%	33,323,325	5,307,233
CMO Series 2021-119 Class QI
07/20/2051	3.000%	32,014,082	4,524,006
CMO Series 2021-16 Class KI
01/20/2051	2.500%	39,255,842	5,340,734
CMO Series 2021-179 Class IB
09/20/2051	3.000%	39,557,481	5,531,097

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(l)
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	1.054%	10,336,870	975,805
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	1.043%	12,860,838	1,395,010
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	1.043%	5,280,737	482,382
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	0.993%	7,639,013	725,504
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	1.043%	7,440,885	761,824
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	1.043%	9,195,614	928,093
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	1.093%	12,193,826	964,438
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	1.043%	9,476,055	946,309
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	0.993%	6,487,899	616,786
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	1.043%	18,465,768	1,953,427
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	0.993%	15,708,360	1,538,083
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	1.043%	9,591,623	810,954
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	1.043%	9,635,813	927,324
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	1.043%	9,733,946	698,463
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	0.843%	15,293,232	1,481,595
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	0.993%	10,906,287	1,077,821
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	0.993%	11,665,164	1,155,065
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	0.904%	11,509,342	1,148,141
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	1.004%	10,415,629	954,270
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	0.993%	15,148,194	1,568,289

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	21

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-188 Class SA
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	1.143%	18,610,049	2,463,786
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	0.904%	7,901,344	857,450
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	0.993%	11,551,932	1,117,607
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	1.233%	30,944,971	3,918,667
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	0.433%	27,832,018	2,624,128
CMO Series 2022-81 Class SK
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	1.043%	26,211,863	2,806,989
CMO Series 2023-66 Class AS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/20/2049	0.943%	40,922,775	4,100,081
Government National Mortgage Association TBA(b)
07/20/2053	4.000%	57,000,000	53,934,024
07/20/2053	4.500%	24,000,000	23,163,750
07/20/2053	5.000%	102,000,000	100,230,937
Uniform Mortgage-Backed Security TBA(b)
07/18/2038	3.000%	66,000,000	61,565,625
07/18/2038- 07/13/2053	3.500%	37,000,000	34,031,055
07/13/2053	4.500%	63,000,000	60,568,594
07/13/2053	5.000%	142,500,000	139,627,734
Total Residential Mortgage-Backed Securities - Agency (Cost $1,265,899,498)			1,185,436,131

Residential Mortgage-Backed Securities - Non-Agency 21.8%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	10,546,023	9,761,047
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	3,629,690	3,511,810
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,412,976
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	7,368,011	7,224,111
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	2,063,919	1,878,254
Bellemeade Re Ltd.(a),(c)
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	7.138%	6,306,073	6,312,427
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700% Floor 3.700% 10/25/2030	8.850%	8,749,597	8,910,379
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	7.267%	15,350,000	15,440,209
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	6.473%	7,000,000	6,960,001
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-A Class A1
10/25/2059	1.991%	10,880,547	10,230,322
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	2,501,785	2,366,526
BVRT Financing Trust(a),(c),(m)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	6,932,702	6,932,702
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	23,700,000	23,700,000
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	13,906,702	12,623,413
CMO Series 2022-5 Class A1
01/25/2058	6.000%	11,710,931	11,440,403

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-3 Class A1
07/25/2058	6.728%	19,050,000	18,984,523
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	2,113,368	1,974,456
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	2,487,547	2,383,951
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	3,906,000	3,710,548
CMO Series 2021-3 Class A1
09/27/2066	0.956%	10,752,110	8,393,218
CMO Series 2021-3 Class A2
09/27/2066	1.162%	4,449,149	3,461,346
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	5,741,432
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.496%	6,781,408	6,768,471
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	6,362,522	5,376,592
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,017,159
Figure Line of Credit Trust(a),(d)
CMO Series 2020-1 Class A
09/25/2049	4.040%	1,962,196	1,819,964
Freddie Mac STACR(c)
CMO Series 2020-CS01 Class M3
1-month USD LIBOR + 0.000% 04/25/2033	4.000%	11,075,384	10,747,677
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.717%	5,249,417	5,242,106
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	6.917%	8,250,000	7,985,420
CMO Series 2023-HQA1 Class M1A
30-day Average SOFR + 2.000% 05/25/2043	7.067%	10,141,100	10,155,346
CMO Series 2023-HQA1 Class M1B
30-day Average SOFR + 3.500% 05/25/2043	8.567%	13,700,000	13,936,430
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	10.900%	3,304,568	3,575,092
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.217%	8,683,046	8,735,663
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2019-CS03 Class M2
1-month USD LIBOR + 0.000% 10/25/2032	5.150%	14,327,820	13,693,436
GCAT LLC(a),(d)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	7,281,237	7,104,738
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	8,737,282	7,890,750
GCAT Trust(a),(d)
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	3,838,046	3,525,530
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	5,381,962	4,813,251
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	3,729,236
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	5,679,563
Home Re Ltd.(a),(c)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 1.600% 01/25/2034	6.667%	12,425,889	12,351,918
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	7.917%	9,750,000	9,842,489
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	2,731,512	2,641,645
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	4,393,432	3,663,957
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	14,834,825	13,620,072
MFA Trust(a),(d)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	8,014,464
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	10,866,145	10,672,660
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	10,936,468	9,840,689
Series 2020-PLS1 Class A
12/25/2025	3.844%	5,036,652	4,675,863

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	23

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re II Ltd.(a),(c)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	6.700%	835,682	836,822
Oaktown Re III Ltd.(a),(c)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	7.100%	7,745,443	7,746,377
Oaktown Re VI Ltd.(a),(c)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.117%	3,664,013	3,660,766
PMT Credit Risk Transfer Trust(a),(c)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/25/2025	8.928%	5,090,607	5,052,530
PNMAC GMSR Issuer Trust(a),(c)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2025	8.000%	46,800,000	46,743,840
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.800%	66,400,000	65,576,434
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	13,964,243	13,142,175
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	22,051,441	21,073,144
CMO Series 2021-2 Class A1
03/25/2026	2.115%	6,389,325	5,975,704
CMO Series 2021-3 Class A1
04/25/2026	1.867%	10,218,183	9,449,086
CMO Series 2021-7 Class A1
08/25/2026	1.867%	8,791,363	8,190,921
CMO Series 2021-8 Class A1
09/25/2026	1.743%	9,874,995	8,853,076
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	7,150,919	6,582,433
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	6,590,761	5,939,824
PRKCM Trust(a),(d)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	4,199,018
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	6,325,524	5,436,750
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	390,496	370,632
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	773,635	736,667
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,014,097
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	8,891,633	8,050,332
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,382,971
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,230,330	2,580,316
CMO Series 2022-2 Class A1
02/25/2067	3.122%	3,775,384	3,422,033
Stonnington Mortgage Trust(a),(d),(m),(n)
CMO Series 2020-1 Class A
07/28/2024	3.500%	2,774,380	2,732,765
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	11,000,000	10,896,846
Towd Point Mortgage Trust(a),(d)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	19,334,948
Triangle Re Ltd.(a),(c)
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	7.750%	8,490,517	8,533,469
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	12,581,710	11,400,062
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	16,476,357	14,920,312
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	9,532,811	8,721,730
Verus Securitization Trust(a),(d)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,624,476	1,538,768

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	3,147,982	2,989,973
CMO Series 2020-1 Class A3
01/25/2060	2.724%	8,937,660	8,350,203
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,994,316	2,398,947
CMO Series 2021-5 Class A3
09/25/2066	1.373%	5,667,813	4,569,384
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,465,991
CMO Series 2021-7 Class A3
10/25/2066	2.240%	8,878,787	7,299,229
CMO Series 2023-1 Class M1
12/25/2067	7.001%	15,257,000	14,829,725
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,163,628	1,995,706
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $784,468,031)			742,468,241

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(c),(o)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	9.313%	847,100	840,145
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(c),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.967%	465,024	425,994
Media and Entertainment 0.1%
Cengage Learning, Inc.(c),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	1,382,276	1,352,557
Technology 0.1%
Ascend Learning LLC(c),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.702%	786,030	737,273
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.952%	475,000	401,769
DCert Buyer, Inc.(c),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	12.264%	790,000	720,220
UKG, Inc.(c),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.271%	471,490	462,206
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.271%	923,000	892,670
Total			3,214,138
Total Senior Loans (Cost $6,118,321)			5,832,834

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2025	2.000%	30,000,000	28,296,094
08/15/2045	2.875%	7,608,500	6,279,390
Total U.S. Treasury Obligations (Cost $35,872,013)			34,575,484

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $14,897,970)	5,735,582

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(p),(q)	190,326,784	190,250,654
Total Money Market Funds (Cost $190,241,840)		190,250,654
Total Investments in Securities (Cost: $4,157,750,431)		3,863,773,060
Other Assets & Liabilities, Net		(455,688,823)
Net Assets		3,408,084,237

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	25

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
At June 30, 2023, securities and/or cash totaling $51,973,787 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,493,000 EUR	4,805,600 USD	Citi	07/13/2023	—	(99,282)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,613	09/2023	USD	181,084,453	—	(781,534)
U.S. Treasury 5-Year Note	5,552	09/2023	USD	594,584,500	—	(9,070,343)
U.S. Treasury Ultra 10-Year Note	140	09/2023	USD	16,581,250	—	(194,838)
U.S. Treasury Ultra Bond	1,561	09/2023	USD	212,637,469	1,936,174	—
Total					1,936,174	(10,046,715)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(2,303)	03/2024	USD	(544,889,800)	452,089	—
Euro-Bobl	(391)	09/2023	EUR	(45,242,610)	631,121	—
Euro-Bund	(623)	09/2023	EUR	(83,320,020)	805,588	—
U.S. Treasury 2-Year Note	(589)	09/2023	USD	(119,769,469)	534,594	—
Total					2,423,392	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	75,880,000	75,880,000	2.75	07/11/2023	2,655,800	31
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.50	10/27/2023	760,000	392,978
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	154,560,000	154,560,000	3.30	11/14/2023	4,945,920	2,188,523
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	150,000,000	150,000,000	3.30	11/30/2023	3,975,000	2,349,570
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	75,000,000	75,000,000	3.00	01/10/2024	2,561,250	804,480
Total							14,897,970	5,735,582

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	9,000,000	2,205,065	(4,500)	2,270,479	—	—	(69,914)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	7,800,000	2,516,603	(3,900)	2,127,485	—	385,218	—
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	906,527	(1,850)	559,814	—	344,863	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	5,281,200	(8,500)	682,766	—	4,589,934	—
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	906,527	(1,850)	123,767	—	780,910	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	1,242,635	(2,000)	229,810	—	1,010,825	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	2,273,492	(3,875)	1,806,698	—	462,919	—
Total							15,332,049	(26,475)	7,800,819	—	7,574,669	(69,914)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	123,799,000	(3,315,107)	—	—	—	(3,315,107)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	16.073	USD	9,000,000	(2,795,929)	4,500	—	(1,937,100)	—	(854,329)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	16.073	USD	10,000,000	(3,106,588)	5,000	—	(2,131,468)	—	(970,120)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	16.073	USD	9,500,000	(2,951,259)	4,750	—	(1,510,420)	—	(1,436,089)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	16.073	USD	10,000,000	(3,106,588)	5,000	—	(1,651,107)	—	(1,450,481)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	16.073	USD	7,000,000	(2,174,612)	3,500	—	(1,310,405)	—	(860,707)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	22.334	USD	10,000,000	(2,029,009)	5,000	—	(2,027,811)	3,802	—
Total								(16,163,985)	27,750	—	(10,568,311)	3,802	(5,571,726)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	27

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $1,746,585,478, which represents 51.25% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2023.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a security in default.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	Valuation based on significant unobservable inputs.
(n)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the total value of these securities amounted to $2,732,765, which represents 0.08% of total net assets.
(o)	The stated interest rate represents the weighted average interest rate at June 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	284,956,198	532,812,060	(627,499,249)	(18,355)	190,250,654	(36,113)	4,124,321	190,326,784
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	106,842	—	106,842
Asset-Backed Securities — Non-Agency	—	519,791,345	—	519,791,345
Commercial Mortgage-Backed Securities - Agency	—	48,140,405	—	48,140,405
Commercial Mortgage-Backed Securities - Non-Agency	—	210,328,790	—	210,328,790
Convertible Bonds	—	365,908	—	365,908
Corporate Bonds & Notes	—	813,956,321	—	813,956,321
Foreign Government Obligations	—	106,784,523	—	106,784,523
Residential Mortgage-Backed Securities - Agency	—	1,185,436,131	—	1,185,436,131
Residential Mortgage-Backed Securities - Non-Agency	—	709,102,774	33,365,467	742,468,241
Senior Loans	—	5,832,834	—	5,832,834
U.S. Treasury Obligations	—	34,575,484	—	34,575,484
Call Option Contracts Purchased	—	5,735,582	—	5,735,582
Money Market Funds	190,250,654	—	—	190,250,654
Total Investments in Securities	190,250,654	3,640,156,939	33,365,467	3,863,773,060
Investments in Derivatives
Asset
Futures Contracts	4,359,566	—	—	4,359,566
Swap Contracts	—	7,578,471	—	7,578,471
Liability
Forward Foreign Currency Exchange Contracts	—	(99,282)	—	(99,282)
Futures Contracts	(10,046,715)	—	—	(10,046,715)
Swap Contracts	—	(8,956,747)	—	(8,956,747)
Total	184,563,505	3,638,679,381	33,365,467	3,856,608,353
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	29

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2022 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2023 ($)
Asset-Backed Securities — Non-Agency	709,969	—	—	—	—	(709,969)	—	—	—
Residential Mortgage-Backed Securities — Non-Agency	44,592,981	—	26	(41,616)	—	(11,185,924)	—	—	33,365,467
Total	45,302,950	—	26	(41,616)	—	(11,895,893)	—	—	33,365,467
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2023 was $(41,616), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(41,616).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) valuation measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,952,610,621)	$3,667,786,824
Affiliated issuers (cost $190,241,840)	190,250,654
Option contracts purchased (cost $14,897,970)	5,735,582
Cash	47,458
Foreign currency (cost $55,107)	55,111
Cash collateral held at broker for:
Swap contracts	3,377,000
TBA	2,451,000
Margin deposits on:
Swap contracts	7,640,746
Unrealized appreciation on swap contracts	7,578,471
Upfront payments on swap contracts	7,800,819
Receivable for:
Investments sold	8,158,355
Investments sold on a delayed delivery basis	114,397,576
Capital shares sold	747
Dividends	681,480
Interest	23,422,423
Foreign tax reclaims	2,235
Variation margin for futures contracts	2,242,313
Prepaid expenses	19,450
Total assets	4,041,648,244
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	99,282
Unrealized depreciation on swap contracts	5,641,640
Upfront receipts on swap contracts	10,568,311
Payable for:
Investments purchased	16,932
Investments purchased on a delayed delivery basis	615,117,577
Capital shares redeemed	309,844
Variation margin for futures contracts	269,494
Variation margin for swap contracts	985,253
Management services fees	44,293
Distribution and/or service fees	1,908
Service fees	25,168
Compensation of board members	422,476
Compensation of chief compliance officer	327
Other expenses	61,502
Total liabilities	633,564,007
Net assets applicable to outstanding capital stock	$3,408,084,237
Represented by
Paid in capital	3,992,100,251
Total distributable earnings (loss)	(584,016,014)
Total - representing net assets applicable to outstanding capital stock	$3,408,084,237
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	31

Statement of Assets and Liabilities  (continued)
June 30, 2023 (Unaudited)
Class 1
Net assets	$2,928,815,869
Shares outstanding	347,001,736
Net asset value per share	$8.44
Class 2
Net assets	$79,024,847
Shares outstanding	9,417,301
Net asset value per share	$8.39
Class 3
Net assets	$400,243,521
Shares outstanding	47,396,082
Net asset value per share	$8.44
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$4,124,321
Interest	82,360,341
Interfund lending	194
Foreign taxes withheld	(34,460)
Total income	86,450,396
Expenses:
Management services fees	8,157,215
Distribution and/or service fees
Class 2	92,538
Class 3	253,024
Service fees	147,955
Compensation of board members	33,794
Custodian fees	27,523
Printing and postage fees	20,378
Accounting services fees	25,245
Legal fees	28,781
Interest on collateral	241,904
Compensation of chief compliance officer	331
Other	28,867
Total expenses	9,057,555
Net investment income	77,392,841
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(44,574,764)
Investments — affiliated issuers	(36,113)
Foreign currency translations	(49,960)
Forward foreign currency exchange contracts	(121,532)
Futures contracts	(6,209,724)
Option contracts purchased	(24,305,032)
Option contracts written	893,727
Swap contracts	(19,616,305)
Net realized loss	(94,019,703)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	77,573,657
Investments — affiliated issuers	(18,355)
Foreign currency translations	(7,416)
Forward foreign currency exchange contracts	(18,876)
Futures contracts	(8,480,954)
Option contracts purchased	10,871,640
Option contracts written	(2,246,415)
Swap contracts	7,083,053
Net change in unrealized appreciation (depreciation)	84,756,334
Net realized and unrealized loss	(9,263,369)
Net increase in net assets resulting from operations	$68,129,472
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	33

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$77,392,841	$123,910,650
Net realized loss	(94,019,703)	(368,448,951)
Net change in unrealized appreciation (depreciation)	84,756,334	(462,544,275)
Net increase (decrease) in net assets resulting from operations	68,129,472	(707,082,576)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(103,080,929)
Class 2	—	(2,113,212)
Class 3	—	(13,958,149)
Total distributions to shareholders	—	(119,152,290)
Decrease in net assets from capital stock activity	(31,917,250)	(161,424,644)
Total increase (decrease) in net assets	36,212,222	(987,659,510)
Net assets at beginning of period	3,371,872,015	4,359,531,525
Net assets at end of period	$3,408,084,237	$3,371,872,015

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	965,540	8,190,206	4,941,741	44,305,182
Distributions reinvested	—	—	11,608,213	103,080,929
Shares redeemed	(5,022,340)	(42,794,325)	(27,845,537)	(270,077,148)
Net decrease	(4,056,800)	(34,604,119)	(11,295,583)	(122,691,037)
Class 2
Shares sold	1,474,187	12,463,580	1,578,929	13,941,332
Distributions reinvested	—	—	238,781	2,113,212
Shares redeemed	(264,231)	(2,235,316)	(1,494,457)	(13,462,621)
Net increase	1,209,956	10,228,264	323,253	2,591,923
Class 3
Shares sold	569,438	4,853,047	357,632	3,020,402
Distributions reinvested	—	—	1,568,331	13,958,149
Shares redeemed	(1,459,294)	(12,394,442)	(6,363,744)	(58,304,081)
Net decrease	(889,856)	(7,541,395)	(4,437,781)	(41,325,530)
Total net decrease	(3,736,700)	(31,917,250)	(15,410,111)	(161,424,644)
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

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Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	35

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$8.27	0.19	(0.02)	0.17	—	—	—
Year Ended 12/31/2022	$10.31	0.31	(2.05)	(1.74)	(0.29)	(0.01)	(0.30)
Year Ended 12/31/2021	$11.53	0.31	(0.32)	(0.01)	(0.38)	(0.83)	(1.21)
Year Ended 12/31/2020	$10.66	0.35	0.98	1.33	(0.33)	(0.13)	(0.46)
Year Ended 12/31/2019	$10.08	0.36	0.57	0.93	(0.35)	—	(0.35)
Year Ended 12/31/2018	$10.36	0.33	(0.29)	0.04	(0.25)	(0.07)	(0.32)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$8.24	0.18	(0.03)	0.15	—	—	—
Year Ended 12/31/2022	$10.26	0.28	(2.03)	(1.75)	(0.26)	(0.01)	(0.27)
Year Ended 12/31/2021	$11.48	0.28	(0.32)	(0.04)	(0.35)	(0.83)	(1.18)
Year Ended 12/31/2020	$10.62	0.32	0.97	1.29	(0.30)	(0.13)	(0.43)
Year Ended 12/31/2019	$10.04	0.33	0.57	0.90	(0.32)	—	(0.32)
Year Ended 12/31/2018	$10.32	0.30	(0.29)	0.01	(0.22)	(0.07)	(0.29)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$8.28	0.19	(0.03)	0.16	—	—	—
Year Ended 12/31/2022	$10.32	0.30	(2.05)	(1.75)	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2021	$11.54	0.30	(0.33)	(0.03)	(0.36)	(0.83)	(1.19)
Year Ended 12/31/2020	$10.67	0.34	0.97	1.31	(0.31)	(0.13)	(0.44)
Year Ended 12/31/2019	$10.09	0.35	0.56	0.91	(0.33)	—	(0.33)
Year Ended 12/31/2018	$10.37	0.31	(0.29)	0.02	(0.23)	(0.07)	(0.30)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019	12/31/2018
Class 1	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 2	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 3	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$8.44	2.06%	0.51%(c)	0.51%(c)	4.53%	116%	$2,928,816
Year Ended 12/31/2022	$8.27	(17.06%)	0.50%(c)	0.50%(c)	3.41%	165%	$2,904,351
Year Ended 12/31/2021	$10.31	(0.24%)	0.49%(c)	0.49%(c)	2.81%	204%	$3,734,781
Year Ended 12/31/2020	$11.53	12.58%	0.49%(c)	0.49%(c)	3.16%	312%	$4,108,990
Year Ended 12/31/2019	$10.66	9.25%	0.49%(c)	0.49%(c)	3.46%	256%	$4,074,589
Year Ended 12/31/2018	$10.08	0.40%	0.49%(c)	0.49%(c)	3.21%	222%	$3,919,654
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$8.39	1.82%	0.76%(c)	0.76%(c)	4.30%	116%	$79,025
Year Ended 12/31/2022	$8.24	(17.20%)	0.75%(c)	0.75%(c)	3.17%	165%	$67,593
Year Ended 12/31/2021	$10.26	(0.49%)	0.74%(c)	0.74%(c)	2.56%	204%	$80,859
Year Ended 12/31/2020	$11.48	12.28%	0.74%(c)	0.74%(c)	2.93%	312%	$74,775
Year Ended 12/31/2019	$10.62	9.03%	0.74%(c)	0.74%(c)	3.19%	256%	$53,012
Year Ended 12/31/2018	$10.04	0.14%	0.74%(c)	0.74%(c)	2.96%	222%	$37,454
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$8.44	1.93%	0.63%(c)	0.63%(c)	4.41%	116%	$400,244
Year Ended 12/31/2022	$8.28	(17.17%)	0.62%(c)	0.62%(c)	3.28%	165%	$399,928
Year Ended 12/31/2021	$10.32	(0.35%)	0.61%(c)	0.61%(c)	2.69%	204%	$543,892
Year Ended 12/31/2020	$11.54	12.45%	0.61%(c)	0.61%(c)	3.04%	312%	$597,217
Year Ended 12/31/2019	$10.67	9.12%	0.61%(c)	0.61%(c)	3.33%	256%	$532,441
Year Ended 12/31/2018	$10.09	0.27%	0.61%(c)	0.61%(c)	3.07%	222%	$518,931
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	37

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
38	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	39

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
40	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	41

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund
42	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	7,578,471*
Credit risk	Upfront payments on swap contracts	7,800,819
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,359,566*
Interest rate risk	Investments, at value — Option contracts purchased	5,735,582
Total		25,474,438

Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	43

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	8,956,747*
Credit risk	Upfront receipts on swap contracts	10,568,311
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	99,282
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	10,046,715*
Total		29,671,055

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(19,616,305)	(19,616,305)
Foreign exchange risk	(121,532)	—	—	—	—	(121,532)
Interest rate risk	—	(6,209,724)	(24,305,032)	893,727	—	(29,621,029)
Total	(121,532)	(6,209,724)	(24,305,032)	893,727	(19,616,305)	(49,358,866)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	7,083,053	7,083,053
Foreign exchange risk	(18,876)	—	—	—	—	(18,876)
Interest rate risk	—	(8,480,954)	10,871,640	(2,246,415)	—	144,271
Total	(18,876)	(8,480,954)	10,871,640	(2,246,415)	7,083,053	7,208,448
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,025,281,849
Futures contracts — short	889,149,432
Credit default swap contracts — buy protection	169,749,000
Credit default swap contracts — sell protection	63,975,000

Derivative instrument	Average value ($)*
Option contracts purchased	10,282,190
Option contracts written	(5,614,587)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	23,954	(50,824)

44	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	45

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Call option contracts purchased	4,931,102	-	-	-	804,480	-	5,735,582
OTC credit default swap contracts (b)	-	4,783,182	904,677	6,177,377	3,514,054	-	15,379,290
Total assets	4,931,102	4,783,182	904,677	6,177,377	4,318,534	-	21,114,872
Liabilities
Centrally cleared credit default swap contracts (c)	-	-	-	-	-	985,253	985,253
Forward foreign currency exchange contracts	99,282	-	-	-	-	-	99,282
OTC credit default swap contracts (b)	-	2,861,343	-	9,149,685	4,198,923	-	16,209,951
Total liabilities	99,282	2,861,343	-	9,149,685	4,198,923	985,253	17,294,486
Total financial and derivative net assets	4,831,820	1,921,839	904,677	(2,972,308)	119,611	(985,253)	3,820,386
Total collateral received (pledged) (d)	4,831,820	1,921,839	904,677	(2,972,308)	119,611	(985,253)	3,820,386
Net amount (e)	-	-	-	-	-	-	-

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
46	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	47

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.48% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
48	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2024
Class 1	0.55%
Class 2	0.80
Class 3	0.675
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	49

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,154,983,000	28,901,000	(330,043,000)	(301,142,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(145,534,241)	(202,765,705)	(348,299,946)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,412,540,771 and $4,368,731,337, respectively, for the six months ended June 30, 2023, of which $3,591,962,113 and $3,660,859,854, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
50	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,300,000	5.36	1
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	51

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
52	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 99.8% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	53

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Intermediate Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
54	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	55

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
56	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2023	57

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Columbia Variable Portfolio – Intermediate Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7012_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio management
BlackRock Financial Management, Inc. (subadviser)
Akiva Dickstein
David Rogal
BlackRock International Limited (sub-subadviser)
Christopher Allen, CFA
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	1.90	-4.07	0.55	2.02
Class 2	05/03/10	1.73	-4.28	0.32	1.77
Class 3	09/13/04	1.70	-4.26	0.41	1.88
Bloomberg World Government Inflation-Linked Bond Index USD Hedged		1.72	-3.72	1.11	2.59
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg World Government Inflation-Linked Bond Index USD Hedged is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at June 30, 2023)
AAA rating	58.7
AA rating	29.3
A rating	5.7
BBB rating	6.3
Not rated	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Country breakdown (%) (at June 30, 2023)
Australia	1.1
Canada	1.7
Denmark	0.1
France	8.9
Germany	2.6
Italy	5.5
Japan	2.8
New Zealand	0.4
Spain	2.9
Sweden	0.7
United Kingdom	19.8
United States(a)	53.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments including option contracts purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2023, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2023)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	357.9	(229.3)	128.6
Foreign Currency Derivative Contracts	236.3	(464.9)	(228.6)
Total Notional Market Value of Derivative Contracts	594.2	(694.2)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,019.00	1,021.94	3.02	3.02	0.60
Class 2	1,000.00	1,000.00	1,017.30	1,020.69	4.28	4.28	0.85
Class 3	1,000.00	1,000.00	1,017.00	1,021.29	3.67	3.68	0.73
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Commercial Mortgage-Backed Securities - Non-Agency 0.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.6%
AMSR Trust(a)
Subordinated Series 2022-SFR3 Class D
10/17/2039	4.000%		155,000	138,014
New Residential Mortgage Loan Trust(a)
Subordinated CMO Series 2022-SFR2 Class D
09/04/2039	4.000%		155,000	137,720
Pagaya AI Technology in Housing Trust(a)
Series 2022-1 Class D
08/25/2025	4.250%		100,000	90,784
Progress Residential Trust(a)
Subordinated Series 2022-SFR7 Class D
10/27/2039	5.500%		200,000	189,015
Total				555,533
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $568,832)				555,533

Foreign Government Obligations(b),(c) 0.3%

Spain 0.3%
Spain Government Bond(a)
04/30/2033	3.150%	EUR	250,000	267,534
Total Foreign Government Obligations (Cost $260,569)				267,534

Inflation-Indexed Bonds(b) 96.0%

Australia 1.1%
Australia Government Bond(a)
11/21/2027	0.750%	AUD	183,689	119,908
09/20/2030	2.500%	AUD	404,635	289,457
11/21/2032	0.250%	AUD	44,447	26,206
08/21/2035	2.000%	AUD	185,345	128,130
08/21/2040	1.250%	AUD	141,047	86,550
02/21/2050	1.000%	AUD	133,701	73,092
Australia Government Index-Linked Bond(a)
09/20/2025	3.000%	AUD	400,739	279,232
Total				1,002,575
Canada 1.7%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	258,216	209,946
12/01/2031	4.000%	CAD	299,511	269,174
12/01/2036	3.000%	CAD	265,750	236,355
12/01/2041	2.000%	CAD	302,342	245,918
12/01/2044	1.500%	CAD	304,412	229,398
12/01/2047	1.250%	CAD	323,480	235,917
12/01/2050	0.500%	CAD	210,593	126,161
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
12/01/2054	0.250%	CAD	39,192	21,218
Total				1,574,087
Denmark 0.1%
Denmark I/L Government Bond(a)
11/15/2030	0.100%	DKK	843,668	118,628
France 9.1%
France Government Bond OAT(a)
03/01/2025	0.100%	EUR	478,614	512,687
07/25/2027	1.850%	EUR	838,464	962,075
07/25/2029	3.400%	EUR	416,100	536,777
07/25/2030	0.700%	EUR	614,475	683,921
07/25/2032	3.150%	EUR	553,052	746,185
07/25/2047	0.100%	EUR	458,681	449,334
French Republic Government Bond OAT(a)
07/25/2024	0.250%	EUR	535,324	578,608
03/01/2026	0.100%	EUR	449,672	480,894
03/01/2028	0.100%	EUR	477,814	512,000
03/01/2029	0.100%	EUR	471,816	501,740
07/25/2031	0.100%	EUR	374,336	397,187
03/01/2032	0.100%	EUR	151,208	161,392
03/01/2036	0.100%	EUR	284,794	294,759
07/25/2036	0.100%	EUR	349,563	358,756
07/25/2038	0.100%	EUR	172,286	175,424
03/01/2039	0.550%	EUR	65,000	72,920
07/25/2040	1.800%	EUR	541,776	704,116
07/25/2053	0.100%	EUR	189,514	184,235
Total				8,313,010
Germany 2.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(a)
04/15/2030	0.500%	EUR	842,078	937,195
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2026	0.100%	EUR	673,119	718,245
04/15/2033	0.100%	EUR	170,420	186,488
04/15/2046	0.100%	EUR	541,292	613,939
Total				2,455,867
Italy 5.7%
Italy Buoni Poliennali Del Tesoro(a)
09/15/2024	2.350%	EUR	548,066	601,894
05/15/2026	0.650%	EUR	268,865	284,057
09/15/2026	3.100%	EUR	500,377	572,239
05/15/2028	1.300%	EUR	618,069	661,584
09/15/2032	1.250%	EUR	647,602	680,076
05/15/2033	0.100%	EUR	415,823	381,685
09/15/2035	2.350%	EUR	571,370	657,348
09/15/2041	2.550%	EUR	559,243	674,213
05/15/2051	0.150%	EUR	229,146	164,703
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	515,949	514,983
Total				5,192,782
Japan 2.8%
Japanese Government CPI-Linked Bond
09/10/2024	0.100%	JPY	45,454,200	323,808
03/10/2025	0.100%	JPY	62,964,100	450,621
03/10/2026	0.100%	JPY	41,431,416	300,815
03/10/2027	0.100%	JPY	48,727,315	357,245
03/10/2028	0.100%	JPY	31,946,936	233,435
03/10/2029	0.100%	JPY	50,909,649	374,122
03/10/2030	0.200%	JPY	13,595,140	99,455
03/10/2031	0.005%	JPY	25,371,840	188,705
03/10/2032	0.005%	JPY	27,710,255	205,588
03/10/2033	0.005%	JPY	7,433,226	55,307
Total				2,589,101
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(a)
09/20/2030	3.000%	NZD	112,773	72,944
09/20/2035	2.500%	NZD	250,462	153,502
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	253,967	152,455
Total				378,901
Spain 2.7%
Spain Government Inflation-Linked Bond(a)
11/30/2024	1.800%	EUR	497,012	545,093
11/30/2027	0.650%	EUR	543,554	582,743
11/30/2030	1.000%	EUR	605,791	659,507
11/30/2033	0.700%	EUR	606,574	633,373
Total				2,420,716
Sweden 0.8%
Sweden Inflation-Linked Bond
06/01/2025	1.000%	SEK	3,817,965	351,262
12/01/2028	3.500%	SEK	1,958,761	206,263
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	427,972	37,617
06/01/2032	0.125%	SEK	765,637	66,440
06/01/2039	0.125%	SEK	292,884	23,851
Total				685,433
United Kingdom 20.4%
United Kingdom Gilt Inflation-Linked Bond(a)
07/17/2024	2.500%	GBP	823,862	1,069,720
03/22/2026	0.125%	GBP	541,354	663,367
11/22/2027	1.250%	GBP	787,606	1,010,921
08/10/2028	0.125%	GBP	667,540	815,631
03/22/2029	0.125%	GBP	730,148	890,220
07/22/2030	4.125%	GBP	383,960	614,786
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
08/10/2031	0.125%	GBP	317,435	392,151
03/22/2034	0.750%	GBP	569,885	731,846
01/26/2035	2.000%	GBP	557,361	823,875
11/22/2036	0.125%	GBP	566,327	664,316
11/22/2037	1.125%	GBP	709,682	942,061
03/22/2039	0.125%	GBP	263,840	298,889
03/22/2040	0.625%	GBP	731,748	894,355
08/10/2041	0.125%	GBP	485,877	539,269
11/22/2042	0.625%	GBP	649,220	783,643
03/22/2044	0.125%	GBP	722,771	770,836
03/22/2046	0.125%	GBP	685,470	714,191
11/22/2047	0.750%	GBP	581,521	697,870
08/10/2048	0.125%	GBP	468,048	480,725
03/22/2050	0.500%	GBP	624,264	704,151
03/22/2051	0.125%	GBP	297,874	301,057
03/22/2052	0.250%	GBP	531,362	557,879
11/22/2055	1.250%	GBP	576,076	804,195
11/22/2056	0.125%	GBP	276,978	276,934
03/22/2058	0.125%	GBP	447,265	446,729
03/22/2062	0.375%	GBP	576,996	635,544
11/22/2065	0.125%	GBP	326,371	329,124
03/22/2068	0.125%	GBP	531,019	535,736
03/22/2073	0.125%	GBP	157,187	168,855
Total				18,558,876
United States 48.5%
U.S. Treasury Inflation-Indexed Bond
07/15/2024	0.125%		1,092,357	1,059,599
10/15/2024	0.125%		1,182,400	1,140,366
01/15/2025	0.250%		166,504	159,581
01/15/2025	2.375%		1,359,926	1,345,681
04/15/2025	0.125%		1,236,119	1,175,801
10/15/2025	0.125%		1,052,244	997,699
01/15/2026	0.625%		1,678,887	1,600,905
01/15/2026	2.000%		855,932	844,383
04/15/2026	0.125%		1,382,340	1,296,082
07/15/2026	0.125%		1,374,431	1,290,921
10/15/2026	0.125%		1,171,229	1,095,044
01/15/2027	0.375%		1,420,869	1,333,042
01/15/2027	2.375%		804,800	808,776
04/15/2027	0.125%		1,391,400	1,287,695
07/15/2027	0.375%		1,196,745	1,121,777
10/15/2027	1.625%		947,274	933,382
01/15/2028	0.500%		1,609,751	1,505,735
01/15/2028	1.750%		658,867	651,153
04/15/2028	1.250%		328,698	318,081
04/15/2028	3.625%		902,173	968,157
07/15/2028	0.750%		1,116,691	1,058,441
01/15/2029	0.875%		1,409,398	1,334,370
01/15/2029	2.500%		589,911	607,587
04/15/2029	3.875%		922,675	1,019,280
07/15/2029	0.250%		1,429,094	1,305,253
01/15/2030	0.125%		1,385,442	1,242,958
07/15/2030	0.125%		1,484,916	1,331,321
01/15/2031	0.125%		1,509,141	1,341,380
04/15/2032	3.375%		223,891	254,565
07/15/2032	0.625%		1,482,636	1,363,130

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2040	2.125%	621,773	667,275
02/15/2041	2.125%	969,696	1,040,016
02/15/2042	0.750%	918,304	779,777
02/15/2043	0.625%	824,675	676,185
02/15/2044	1.375%	885,129	833,404
02/15/2045	0.750%	869,582	718,493
02/15/2046	1.000%	761,784	660,860
02/15/2047	0.875%	634,644	532,431
02/15/2048	1.000%	676,610	581,803
02/15/2049	1.000%	536,479	461,516
02/15/2050	0.250%	466,084	325,886
02/15/2051	0.125%	576,779	384,668
02/15/2052	0.125%	625,195	414,654
02/15/2053	1.500%	301,062	293,103
U.S. Treasury Inflation-Indexed Bond(d)
07/15/2031	0.125%	1,465,759	1,300,259
01/15/2032	0.125%	1,575,893	1,387,721
01/15/2033	1.125%	1,385,051	1,327,963
Total			44,178,159
Total Inflation-Indexed Bonds (Cost $102,974,290)			87,468,135

Residential Mortgage-Backed Securities - Agency 2.8%

United States 2.8%
Uniform Mortgage-Backed Security TBA(e)
07/13/2053	5.000%	1,277,680	1,251,927
07/13/2053	5.500%	1,249,954	1,243,899
Total			2,495,826
Total Residential Mortgage-Backed Securities - Agency (Cost $2,504,737)			2,495,826

Residential Mortgage-Backed Securities - Non-Agency 1.1%

United States 1.1%
CIM Trust(a),(f)
CMO Series 2023-I2 Class A1
12/25/2067	6.639%	180,000	179,412
CSMC Trust(a),(f)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	257,631	247,767
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2021-3 Class A1
09/25/2066	1.241%	134,220	103,291
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2022-1 Class A1
07/25/2067	5.057%	100,151	96,149
PRKCM Trust(a),(f)
CMO Series 2022-AFC2 Class A1
08/25/2057	5.335%	95,532	93,717
SG Residential Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
07/25/2061	1.160%	156,479	119,953
CMO Series 2022-2 Class A1
08/25/2062	5.345%	93,413	91,226
Verus Securitization Trust(a),(f)
CMO Series 2022-7 Class A1
07/25/2067	5.350%	105,271	101,363
Total			1,032,878
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,051,934)			1,032,878

Put Option Contracts Purchased 0.2%
Value ($)
(Cost $79,054)	208,625

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(h),(i)	1,748,291	1,747,592
Total Money Market Funds (Cost $1,747,592)		1,747,592
Total Investments in Securities (Cost $109,187,008)		93,776,123
Other Assets & Liabilities, Net		(2,667,219)
Net Assets		$91,108,904

At June 30, 2023, securities and/or cash totaling $355,271 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,200,000 CAD	1,618,706 USD	Citi	07/05/2023	—	(41,984)
829,000 DKK	119,790 USD	Citi	07/05/2023	—	(1,702)
158,472 GBP	197,863 USD	Citi	07/05/2023	—	(3,396)
632,000 NZD	382,588 USD	Citi	07/05/2023	—	(5,270)
7,170,000 SEK	662,440 USD	Citi	07/05/2023	—	(2,351)
1,552,617 USD	2,056,000 CAD	Citi	07/05/2023	—	(626)
80,046 USD	73,000 EUR	Citi	07/05/2023	—	(388)
383,140 USD	628,000 NZD	Citi	07/05/2023	2,264	—
2,056,000 CAD	1,553,208 USD	Citi	08/02/2023	506	—
425,969 GBP	541,669 USD	Citi	08/02/2023	569	—
4,409,929 JPY	30,639 USD	Citi	08/02/2023	—	(65)
628,000 NZD	383,095 USD	Citi	08/02/2023	—	(2,262)
357,440 SEK	33,134 USD	Citi	08/02/2023	—	(53)
20,790 USD	31,208 AUD	Citi	08/02/2023	18	—
1,548,000 AUD	1,014,269 USD	Deutsche Bank	07/05/2023	—	(16,931)
17,259,332 EUR	18,550,773 USD	Deutsche Bank	07/05/2023	—	(282,610)
15,626,000 GBP	19,445,506 USD	Deutsche Bank	07/05/2023	—	(399,514)
374,486,293 JPY	2,692,287 USD	Deutsche Bank	07/05/2023	97,004	—
1,023,271 USD	1,542,000 AUD	Deutsche Bank	07/05/2023	3,932	—
45,384 USD	61,635 CAD	Deutsche Bank	07/05/2023	1,142	—
121,788 USD	829,000 DKK	Deutsche Bank	07/05/2023	—	(296)
18,686,638 USD	17,184,000 EUR	Deutsche Bank	07/05/2023	64,543	—
19,766,226 USD	15,682,977 GBP	Deutsche Bank	07/05/2023	151,155	—
75,175 USD	59,000 GBP	Deutsche Bank	07/05/2023	—	(245)
2,583,334 USD	373,549,000 JPY	Deutsche Bank	07/05/2023	5,453	—
660,401 USD	7,129,772 SEK	Deutsche Bank	07/05/2023	660	—
1,542,000 AUD	1,024,072 USD	Deutsche Bank	08/02/2023	—	(4,067)
829,000 DKK	121,992 USD	Deutsche Bank	08/02/2023	281	—
50,213 EUR	54,879 USD	Deutsche Bank	08/02/2023	3	—
17,184,000 EUR	18,712,668 USD	Deutsche Bank	08/02/2023	—	(66,901)
14,381,000 GBP	18,153,578 USD	Deutsche Bank	08/02/2023	—	(114,319)
373,549,000 JPY	2,594,270 USD	Deutsche Bank	08/02/2023	—	(6,572)
7,067,000 SEK	655,437 USD	Deutsche Bank	08/02/2023	—	(715)
Total				327,530	(950,267)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	17	06/2024	USD	4,032,613	—	(12,639)
3-Month SOFR	10	09/2024	USD	2,381,000	—	(6,016)
3-Month SONIA	2	06/2024	GBP	468,850	—	(2,186)
3-Month SONIA	4	09/2024	GBP	938,950	—	(1,835)
Long Gilt	8	09/2023	GBP	762,400	—	(27,988)
U.S. Treasury 2-Year Note	16	09/2023	USD	3,253,500	—	(8,919)
Total					—	(59,583)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	(1)	09/2023	EUR	(116,110)	—	(1,855)
Euro-OAT	(1)	09/2023	EUR	(128,400)	—	(726)
Japanese 10-Year Government Bond	(2)	09/2023	JPY	(297,100,000)	—	(9,374)
U.S. Long Bond	(2)	09/2023	USD	(253,813)	—	(589)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(8)	09/2023	USD	(898,125)	14,177	—
U.S. Treasury 5-Year Note	(7)	09/2023	USD	(749,656)	5,987	—
Total					20,164	(12,544)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
1-Year Mid-Curve SOFR	UBS	USD	4,558,813	19	96.00	10/13/2023	9,400	18,644
3-Month SOFR	UBS	USD	11,830,000	50	95.63	10/13/2023	52,606	130,000
3-Month SOFR	UBS	USD	7,098,000	30	95.00	10/13/2023	8,336	36,562
3-Month SOFR	UBS	USD	4,732,000	20	94.88	10/13/2023	4,543	19,500
3-Month SOFR	UBS	USD	4,495,400	19	94.38	10/13/2023	4,169	3,919
Total							79,054	208,625

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(674,000)	(674,000)	3.31	6/14/2024	(13,901)	(11,671)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
1-Year Mid-Curve SOFR	UBS	USD	(4,558,813)	(19)	95.75	10/13/2023	(6,064)	(12,944)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(257,000)	(257,000)	4.15	08/22/2023	(694)	(3,020)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(247,000)	(247,000)	4.10	08/23/2023	(593)	(3,100)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(257,000)	(257,000)	4.13	08/23/2023	(668)	(3,103)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(494,000)	(494,000)	4.43	08/31/2023	(1,210)	(3,762)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(494,000)	(494,000)	4.30	08/31/2023	(1,235)	(4,631)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(494,000)	(494,000)	4.61	09/05/2023	(1,383)	(2,745)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SONIA	Citi	GBP	(430,000)	(430,000)	4.92	09/07/2023	(2,187)	(10,796)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(514,000)	(514,000)	4.05	08/14/2023	(1,388)	(6,921)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(247,000)	(247,000)	4.11	08/22/2023	(593)	(3,059)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(495,000)	(495,000)	4.18	08/24/2023	(1,262)	(5,558)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(494,000)	(494,000)	4.39	09/05/2023	(1,383)	(4,031)
3-Month SOFR	UBS	USD	(4,495,400)	(19)	94.63	10/13/2023	(6,736)	(9,975)
3-Month SOFR	UBS	USD	(4,732,000)	(20)	95.13	10/13/2023	(8,957)	(29,625)
3-Month SOFR	UBS	USD	(7,098,000)	(30)	95.25	10/13/2023	(15,199)	(52,500)
3-Month SOFR	UBS	USD	(11,830,000)	(50)	95.38	10/13/2023	(33,644)	(101,563)
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(674,000)	(674,000)	3.31	06/14/2024	(13,901)	(16,629)
Total							(97,097)	(273,962)

The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 5.283%	1-Day Overnight Fed Funds Effective Rate	Receives Annually, Pays Annually	Goldman Sachs	09/20/2023	USD	8,500,000	(199)	—	—	—	(199)
Fixed rate of 5.280%	1-Day Overnight Fed Funds Effective Rate	Receives Annually, Pays Annually	Goldman Sachs	09/20/2023	USD	8,427,000	(237)	—	—	—	(237)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.995%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/21/2024	USD	125,000	(285)	—	—	—	(285)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.483%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/23/2024	USD	1,500,000	6,676	—	—	6,676	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.313%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/06/2025	USD	125,000	835	—	—	835	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.540%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/30/2025	USD	1,850,000	1,299	—	—	1,299	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.157%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/18/2025	USD	125,000	873	—	—	873	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.409%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/15/2028	EUR	185,000	664	—	—	664	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.414%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/02/2028	USD	550,000	3,150	—	—	3,150	—
Fixed rate of 2.554%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/10/2033	USD	55,000	(278)	—	—	—	(278)
TONA	Fixed rate of 0.885%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2033	JPY	4,698,870	(1,102)	—	—	—	(1,102)
TONA	Fixed rate of 0.898%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2033	JPY	4,698,870	(1,142)	—	—	—	(1,142)
TONA	Fixed rate of 0.900%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2033	JPY	9,397,740	(2,300)	—	—	—	(2,300)
TONA	Fixed rate of 0.918%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2033	JPY	13,610,520	(3,494)	—	—	—	(3,494)
UK Retail Price Index All Items Monthly	Fixed rate of 3.790%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2033	GBP	790,000	35,268	—	—	35,268	—
Fixed rate of 2.438%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/15/2033	EUR	185,000	(1,307)	—	—	—	(1,307)
Fixed rate of 3.540%	CORRA	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/15/2033	CAD	390,388	2,126	—	—	2,126	—
Fixed rate of 3.540%	CORRA	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/22/2033	CAD	80,000	459	—	—	459	—
Fixed rate of 4.275%	SONIA	Receives Annually, Pays Annually	Goldman Sachs	06/27/2033	GBP	106,000	(909)	—	—	—	(909)
Fixed rate of 2.433%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2052	EUR	5,000	(747)	—	—	—	(747)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.604%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2052	EUR	15,000	1,268	—	—	1,268	—
Fixed rate of 2.441%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2052	EUR	30,000	(4,179)	—	—	—	(4,179)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.493%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/12/2052	USD	20,000	1	—	—	1	—
Fixed rate of 2.641%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2053	EUR	5,000	(199)	—	—	—	(199)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.688%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2053	EUR	10,000	(237)	—	—	—	(237)
Fixed rate of 2.700%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2053	EUR	5,000	(45)	—	—	—	(45)
Fixed rate of 2.751%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/15/2053	EUR	10,000	98	—	—	98	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.450%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/09/2053	USD	23,750	149	—	—	149	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.458%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/09/2053	USD	23,750	103	—	—	103	—
Fixed rate of 2.772%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2053	EUR	17,500	239	—	—	239	—
Fixed rate of 2.765%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2053	EUR	17,500	216	—	—	216	—
Fixed rate of 2.725%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2053	EUR	30,000	(53)	—	—	—	(53)
CORRA	Fixed rate of 3.404%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/15/2053	CAD	174,000	(4,669)	—	—	—	(4,669)
CORRA	Fixed rate of 3.362%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/22/2053	CAD	35,000	(746)	—	—	—	(746)
SONIA	Fixed rate of 3.745%	Receives Annually, Pays Annually	Goldman Sachs	06/27/2053	GBP	47,000	847	—	—	847	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.425%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/30/2053	USD	45,000	510	—	—	510	—
Total							32,653	—	—	54,781	(22,128)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	5.070%
CORRA	Canadian Overnight Repo Rate Average	4.750%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	5.500%
SONIA	Sterling Overnight Index Average	4.929%
TONA	Tokyo Overnight Average Rate	(0.077%)
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	7.900%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	2.969%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $39,757,770, which represents 43.64% of total net assets.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Represents a security purchased on a when-issued basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2023.
(h)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	100,076	17,893,919	(16,246,403)	—	1,747,592	(532)	22,566	1,748,291
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Commercial Mortgage-Backed Securities - Non-Agency	—	555,533	—	555,533
Foreign Government Obligations	—	267,534	—	267,534
Inflation-Indexed Bonds	—	87,468,135	—	87,468,135
Residential Mortgage-Backed Securities - Agency	—	2,495,826	—	2,495,826
Residential Mortgage-Backed Securities - Non-Agency	—	1,032,878	—	1,032,878
Put Option Contracts Purchased	208,625	—	—	208,625
Money Market Funds	1,747,592	—	—	1,747,592
Total Investments in Securities	1,956,217	91,819,906	—	93,776,123
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	327,530	—	327,530
Futures Contracts	20,164	—	—	20,164
Swap Contracts	—	54,781	—	54,781
Liability
Forward Foreign Currency Exchange Contracts	—	(950,267)	—	(950,267)
Futures Contracts	(72,127)	—	—	(72,127)
Call Option Contracts Written	—	(11,671)	—	(11,671)
Put Option Contracts Written	(206,607)	(67,355)	—	(273,962)
Swap Contracts	—	(22,128)	—	(22,128)
Total	1,697,647	91,150,796	—	92,848,443
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $107,360,362)	$91,819,906
Affiliated issuers (cost $1,747,592)	1,747,592
Option contracts purchased (cost $79,054)	208,625
Cash	1,473
Foreign currency (cost $135,462)	135,354
Margin deposits on:
Futures contracts	132,221
Swap contracts	134,000
Unrealized appreciation on forward foreign currency exchange contracts	327,530
Receivable for:
Investments sold	694,658
Investments sold on a delayed delivery basis	1,056,719
Capital shares sold	8,796
Dividends	5,147
Interest	302,755
Foreign tax reclaims	5,395
Variation margin for futures contracts	2,587
Variation margin for swap contracts	11,797
Expense reimbursement due from Investment Manager	286
Prepaid expenses	3,809
Total assets	96,598,650
Liabilities
Option contracts written, at value (premiums received $110,998)	285,633
Unrealized depreciation on forward foreign currency exchange contracts	950,267
Payable for:
Investments purchased	389,998
Investments purchased on a delayed delivery basis	3,565,846
Capital shares redeemed	74,166
Variation margin for futures contracts	9,708
Variation margin for swap contracts	4,533
Management services fees	1,273
Distribution and/or service fees	397
Service fees	4,557
Compensation of board members	164,919
Compensation of chief compliance officer	9
Other expenses	38,440
Total liabilities	5,489,746
Net assets applicable to outstanding capital stock	$91,108,904
Represented by
Paid in capital	106,501,028
Total distributable earnings (loss)	(15,392,124)
Total - representing net assets applicable to outstanding capital stock	$91,108,904
Class 1
Net assets	$1,228,377
Shares outstanding	254,506
Net asset value per share	$4.83
Class 2
Net assets	$25,906,173
Shares outstanding	5,515,694
Net asset value per share	$4.70
Class 3
Net assets	$63,974,354
Shares outstanding	13,349,793
Net asset value per share	$4.79
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	15

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$22,566
Interest	2,210,834
Foreign taxes withheld	(41)
Total income	2,233,359
Expenses:
Management services fees	241,459
Distribution and/or service fees
Class 2	33,479
Class 3	41,680
Service fees	28,437
Compensation of board members	8,099
Custodian fees	19,028
Printing and postage fees	7,173
Accounting services fees	25,245
Legal fees	6,546
Interest on collateral	172
Compensation of chief compliance officer	9
Other	3,645
Total expenses	414,972
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(55,542)
Total net expenses	359,430
Net investment income	1,873,929
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,180,024)
Investments — affiliated issuers	(532)
Foreign currency translations	17,105
Forward foreign currency exchange contracts	(1,052,911)
Futures contracts	217,900
Option contracts purchased	(78,739)
Option contracts written	79,746
Swap contracts	(122,705)
Net realized loss	(3,120,160)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,354,384
Foreign currency translations	(1,606)
Forward foreign currency exchange contracts	411,262
Futures contracts	8,841
Option contracts purchased	160,324
Option contracts written	(215,701)
Swap contracts	132,191
Net change in unrealized appreciation (depreciation)	2,849,695
Net realized and unrealized loss	(270,465)
Net increase in net assets resulting from operations	$1,603,464
The accompanying Notes to Financial Statements are an integral part of this statement.
16	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$1,873,929	$6,836,254
Net realized gain (loss)	(3,120,160)	543,664
Net change in unrealized appreciation (depreciation)	2,849,695	(28,804,165)
Net increase (decrease) in net assets resulting from operations	1,603,464	(21,424,247)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(69,557)
Class 2	—	(1,966,413)
Class 3	—	(4,926,070)
Total distributions to shareholders	—	(6,962,040)
Increase (decrease) in net assets from capital stock activity	(6,002,893)	1,427,545
Total decrease in net assets	(4,399,429)	(26,958,742)
Net assets at beginning of period	95,508,333	122,467,075
Net assets at end of period	$91,108,904	$95,508,333

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	36,079	174,512	169,425	929,298
Distributions reinvested	—	—	13,351	69,557
Shares redeemed	(38,622)	(186,375)	(36,895)	(196,624)
Net increase (decrease)	(2,543)	(11,863)	145,881	802,231
Class 2
Shares sold	164,021	774,790	1,185,541	6,580,899
Distributions reinvested	—	—	387,089	1,966,413
Shares redeemed	(457,225)	(2,149,365)	(942,057)	(4,816,870)
Net increase (decrease)	(293,204)	(1,374,575)	630,573	3,730,442
Class 3
Shares sold	176,359	848,339	520,950	2,750,832
Distributions reinvested	—	—	950,979	4,926,070
Shares redeemed	(1,134,964)	(5,464,794)	(2,050,804)	(10,782,030)
Net decrease	(958,605)	(4,616,455)	(578,875)	(3,105,128)
Total net increase (decrease)	(1,254,352)	(6,002,893)	197,579	1,427,545
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$4.74	0.10	(0.01)	0.09	—	—	—
Year Ended 12/31/2022	$6.14	0.35	(1.39)	(1.04)	(0.26)	(0.10)	(0.36)
Year Ended 12/31/2021	$6.04	0.18	0.09	0.27	(0.05)	(0.12)	(0.17)
Year Ended 12/31/2020	$5.66	(0.01)	0.54	0.53	(0.04)	(0.11)	(0.15)
Year Ended 12/31/2019	$5.42	0.03	0.40	0.43	(0.19)	—	(0.19)
Year Ended 12/31/2018	$5.47	0.08	(0.10)	(0.02)	—	(0.03)	(0.03)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$4.62	0.09	(0.01)	0.08	—	—	—
Year Ended 12/31/2022	$5.99	0.32	(1.35)	(1.03)	(0.24)	(0.10)	(0.34)
Year Ended 12/31/2021	$5.89	0.14	0.12	0.26	(0.04)	(0.12)	(0.16)
Year Ended 12/31/2020	$5.53	(0.03)	0.52	0.49	(0.02)	(0.11)	(0.13)
Year Ended 12/31/2019	$5.30	0.02	0.38	0.40	(0.17)	—	(0.17)
Year Ended 12/31/2018	$5.37	0.06	(0.10)	(0.04)	—	(0.03)	(0.03)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$4.71	0.10	(0.02)	0.08	—	—	—
Year Ended 12/31/2022	$6.10	0.33	(1.37)	(1.04)	(0.25)	(0.10)	(0.35)
Year Ended 12/31/2021	$6.00	0.15	0.12	0.27	(0.05)	(0.12)	(0.17)
Year Ended 12/31/2020	$5.63	(0.02)	0.53	0.51	(0.03)	(0.11)	(0.14)
Year Ended 12/31/2019	$5.39	0.03	0.39	0.42	(0.18)	—	(0.18)
Year Ended 12/31/2018	$5.45	0.07	(0.10)	(0.03)	—	(0.03)	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$4.83	1.90%	0.72%(c)	0.60%(c)	4.14%	49%	$1,228
Year Ended 12/31/2022	$4.74	(17.51%)	0.70%(c)	0.60%(c)	6.63%	123%	$1,219
Year Ended 12/31/2021	$6.14	4.56%	0.72%(c)	0.61%(c)	2.99%	58%	$682
Year Ended 12/31/2020	$6.04	9.37%	0.74%	0.65%	(0.09%)	70%	$109
Year Ended 12/31/2019	$5.66	7.90%	0.71%(c)	0.61%(c)	0.57%	62%	$28
Year Ended 12/31/2018	$5.42	(0.33%)	0.71%(c)	0.61%(c)	1.41%	118%	$11
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$4.70	1.73%	0.97%(c)	0.85%(c)	3.88%	49%	$25,906
Year Ended 12/31/2022	$4.62	(17.69%)	0.94%(c)	0.85%(c)	6.21%	123%	$26,850
Year Ended 12/31/2021	$5.99	4.43%	0.97%(c)	0.87%(c)	2.41%	58%	$31,002
Year Ended 12/31/2020	$5.89	8.97%	0.97%	0.89%	(0.47%)	70%	$21,434
Year Ended 12/31/2019	$5.53	7.63%	0.96%(c)	0.86%(c)	0.38%	62%	$19,663
Year Ended 12/31/2018	$5.30	(0.71%)	0.95%(c)	0.86%(c)	1.14%	118%	$17,272
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$4.79	1.70%	0.84%(c)	0.73%(c)	3.98%	49%	$63,974
Year Ended 12/31/2022	$4.71	(17.58%)	0.82%(c)	0.73%(c)	6.26%	123%	$67,438
Year Ended 12/31/2021	$6.10	4.48%	0.85%(c)	0.74%(c)	2.46%	58%	$90,783
Year Ended 12/31/2020	$6.00	9.11%	0.85%	0.76%	(0.34%)	70%	$86,336
Year Ended 12/31/2019	$5.63	7.81%	0.83%(c)	0.73%(c)	0.49%	62%	$89,128
Year Ended 12/31/2018	$5.39	(0.51%)	0.82%(c)	0.74%(c)	1.28%	118%	$96,659
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	19

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
20	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
(CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
22	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to attain desired breakeven inflation exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to produce incremental earnings, to protect gains and to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to hedge the portfolio risk associated with some or all of the Fund’s securities and to attain desired breakeven inflation exposure.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of
24	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	327,530
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	20,164*
Interest rate risk	Investments, at value — Option contracts purchased	208,625
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	54,781*
Total		611,100

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	950,267
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	72,127*
Interest rate risk	Option contracts written, at value	285,633
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	22,128*
Total		1,330,155

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	(1,052,911)	—	(5,877)	1,675	—	(1,057,113)
Interest rate risk	—	217,900	(72,862)	78,071	(122,705)	100,404
Total	(1,052,911)	217,900	(78,739)	79,746	(122,705)	(956,709)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	411,262	—	—	—	—	411,262
Interest rate risk	—	8,841	160,324	(215,701)	132,191	85,655
Total	411,262	8,841	160,324	(215,701)	132,191	496,917
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	7,654,243
Futures contracts — short	6,369,587

Derivative instrument	Average value ($)*
Option contracts purchased	120,033
Option contracts written	(171,195)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	265,768	(1,070,313)
Interest rate swap contracts	50,172	(23,118)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
26	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
	Citi ($)	Deutsche Bank ($)	Goldman Sachs ($)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (a)	-	-	11,797	-	11,797
Forward foreign currency exchange contracts	3,357	324,173	-	-	327,530
Put option contracts purchased	-	-	-	208,625	208,625
Total assets	3,357	324,173	11,797	208,625	547,952
Liabilities
Centrally cleared interest rate swap contracts (a)	-	-	4,533	-	4,533
Forward foreign currency exchange contracts	58,097	892,170	-	-	950,267
Call option contracts written	-	11,671	-	-	11,671
Put option contracts written	31,157	36,198	-	206,607	273,962
Total liabilities	89,254	940,039	4,533	206,607	1,240,433
Total financial and derivative net assets	(85,897)	(615,866)	7,264	2,018	(692,481)
Total collateral received (pledged) (b)	(38,891)	(50,160)	-	-	(89,051)
Net amount (c)	(47,006)	(565,706)	7,264	2,018	(603,430)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
28	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.51% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.51% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into a Subadvisory Agreement with BlackRock Financial Management, Inc. (BlackRock) to serve as a subadviser to the Fund. BlackRock International Limited (BIL), an affiliate of BlackRock, assists in providing day-to-day portfolio management of the Fund pursuant to the Sub-Subadvisory Agreement between BlackRock and BIL. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
30	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2024
Class 1	0.60%
Class 2	0.85
Class 3	0.725
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
109,076,000	852,000	(17,080,000)	(16,228,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at June 30, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the six months ended June 30, 2023, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(2,929,582)	(614,706)	(3,544,288)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $46,285,703 and $51,745,016, respectively, for the six months ended June 30, 2023, of which $40,264,591 and $42,899,845, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
32	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Inflation-protected securities risk
Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
34	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	35

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreement between the Investment Manager and BlackRock Financial Management, Inc. and the sub-subadvisory agreement between BlackRock Financial Management, Inc. and BlackRock International Limited (BlackRock Financial Management, Inc. and BlackRock International Limited, collectively, the Subadvisers, and the subadvisory agreement and sub-subadvisory agreement, collectively, the Subadvisory Agreements), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
36	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	37

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
38	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023	39

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
40	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2023

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CTIVP® – BlackRock Global Inflation-Protected Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7029_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
CTIVP® – Victory Sycamore Established Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Victory Sycamore Established Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – Victory Sycamore Established Value Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Victory Capital Management Inc.
Gary Miller
Jeffrey Graff, CFA
Gregory Conners
James Albers, CFA
Michael Rodarte, CFA
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	3.74	13.34	10.36	12.04
Class 2	05/03/10	3.63	13.07	10.08	11.76
Class 3	02/04/04	3.69	13.21	10.22	11.91
Russell Midcap Value Index		5.23	10.50	6.84	9.03
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	97.9
Money Market Funds	2.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	1.0
Consumer Discretionary	11.4
Consumer Staples	3.5
Energy	2.9
Financials	14.2
Health Care	7.3
Industrials	26.2
Information Technology	10.5
Materials	10.9
Real Estate	8.9
Utilities	3.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,037.40	1,020.89	4.11	4.08	0.81
Class 2	1,000.00	1,000.00	1,036.30	1,019.65	5.38	5.34	1.06
Class 3	1,000.00	1,000.00	1,036.90	1,020.24	4.77	4.73	0.94
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 1.0%
Entertainment 1.0%
Live Nation Entertainment, Inc.(a)	53,400	4,865,274
Total Communication Services		4,865,274
Consumer Discretionary 11.1%
Auto Components 3.1%
Aptiv PLC(a)	65,600	6,697,104
BorgWarner, Inc.	162,700	7,957,657
Total		14,654,761
Hotels, Restaurants & Leisure 4.0%
Darden Restaurants, Inc.	34,000	5,680,720
Hilton Worldwide Holdings, Inc.	32,900	4,788,595
Yum! Brands, Inc.	61,200	8,479,260
Total		18,948,575
Specialty Retail 1.8%
Ross Stores, Inc.	78,700	8,824,631
Textiles, Apparel & Luxury Goods 2.2%
Ralph Lauren Corp.	49,000	6,041,700
Tapestry, Inc.	110,800	4,742,240
Total		10,783,940
Total Consumer Discretionary		53,211,907
Consumer Staples 3.4%
Consumer Staples Distribution & Retail 2.4%
BJ’s Wholesale Club Holdings, Inc.(a)	62,600	3,944,426
Sysco Corp.	101,400	7,523,880
Total		11,468,306
Food Products 1.0%
Tyson Foods, Inc., Class A	93,200	4,756,928
Total Consumer Staples		16,225,234
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Coterra Energy, Inc.	283,000	7,159,900
Devon Energy Corp.	129,400	6,255,196
Total		13,415,096
Total Energy		13,415,096
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 13.9%
Banks 1.7%
Huntington Bancshares, Inc.	217,000	2,339,260
Prosperity Bancshares, Inc.	102,800	5,806,144
Total		8,145,404
Capital Markets 2.8%
Bank of New York Mellon Corp. (The)	158,700	7,065,324
T. Rowe Price Group, Inc.	55,600	6,228,312
Total		13,293,636
Financial Services 1.3%
Global Payments, Inc.	63,700	6,275,724
Insurance 8.1%
American Financial Group, Inc.	64,100	7,611,875
Everest Re Group Ltd.	21,100	7,213,246
Hartford Financial Services Group, Inc. (The)	66,200	4,767,724
Old Republic International Corp.	286,700	7,216,239
Progressive Corp. (The)	50,300	6,658,211
WR Berkley Corp.	89,000	5,300,840
Total		38,768,135
Total Financials		66,482,899
Health Care 7.1%
Health Care Equipment & Supplies 4.4%
Cooper Companies, Inc. (The)	17,500	6,710,025
Hologic, Inc.(a)	80,300	6,501,891
Zimmer Biomet Holdings, Inc.	52,900	7,702,240
Total		20,914,156
Health Care Providers & Services 2.7%
Molina Healthcare, Inc.(a)	16,400	4,940,336
Quest Diagnostics, Inc.	57,300	8,054,088
Total		12,994,424
Total Health Care		33,908,580
Industrials 25.6%
Aerospace & Defense 1.8%
Textron, Inc.	125,500	8,487,565
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.3%
Carrier Global Corp.	116,600	5,796,186
Owens Corning	40,100	5,233,050
Total		11,029,236
Commercial Services & Supplies 1.4%
Republic Services, Inc.	43,700	6,693,529
Electrical Equipment 1.0%
Hubbell, Inc.	14,400	4,774,464
Ground Transportation 2.7%
JB Hunt Transport Services, Inc.	40,200	7,277,406
Landstar System, Inc.	28,100	5,410,374
Total		12,687,780
Machinery 8.0%
AGCO Corp.	44,600	5,861,332
Lincoln Electric Holdings, Inc.	24,000	4,767,120
Middleby Corp. (The)(a)	52,600	7,775,858
Oshkosh Corp.	48,200	4,173,638
Parker-Hannifin Corp.	10,100	3,939,404
Toro Co. (The)	58,200	5,916,030
Xylem, Inc.	52,000	5,856,240
Total		38,289,622
Passenger Airlines 1.6%
Alaska Air Group, Inc.(a)	148,200	7,881,276
Professional Services 6.8%
FTI Consulting, Inc.(a)	21,600	4,108,320
Genpact Ltd.	171,300	6,435,741
Leidos Holdings, Inc.	82,000	7,255,360
ManpowerGroup, Inc.	56,700	4,501,980
MAXIMUS, Inc.	79,100	6,684,741
TransUnion	47,400	3,712,842
Total		32,698,984
Total Industrials		122,542,456
Information Technology 10.2%
Communications Equipment 1.0%
Motorola Solutions, Inc.	16,600	4,868,448
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.5%
Amphenol Corp., Class A	93,900	7,976,805
Flex Ltd.(a)	307,700	8,504,828
Total		16,481,633
Semiconductors & Semiconductor Equipment 3.3%
MKS Instruments, Inc.	77,100	8,334,510
Skyworks Solutions, Inc.	68,200	7,549,058
Total		15,883,568
Technology Hardware, Storage & Peripherals 2.4%
Hewlett Packard Enterprise Co.	286,500	4,813,200
Western Digital Corp.(a)	180,500	6,846,365
Total		11,659,565
Total Information Technology		48,893,214
Materials 10.7%
Chemicals 2.8%
RPM International, Inc.	66,900	6,002,937
Westlake Corp.	59,900	7,156,253
Total		13,159,190
Containers & Packaging 5.7%
AptarGroup, Inc.	47,900	5,549,694
Avery Dennison Corp.	42,500	7,301,500
Crown Holdings, Inc.	82,400	7,158,088
Packaging Corp. of America	54,400	7,189,504
Total		27,198,786
Metals & Mining 2.2%
Franco-Nevada Corp.	47,300	6,744,980
Reliance Steel & Aluminum Co.	14,100	3,829,419
Total		10,574,399
Total Materials		50,932,375
Real Estate 8.7%
Office REITs 1.6%
Alexandria Real Estate Equities, Inc.	66,700	7,569,783
Residential REITs 3.7%
American Homes 4 Rent, Class A	105,400	3,736,430
Camden Property Trust	65,200	7,098,324
Equity LifeStyle Properties, Inc.	101,000	6,755,890
Total		17,590,644

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 1.7%
NNN REIT, Inc.	189,100	8,091,589
Specialized REITs 1.7%
Lamar Advertising Co., Class A	81,700	8,108,725
Total Real Estate		41,360,741
Utilities 3.2%
Electric Utilities 3.2%
Alliant Energy Corp.	149,700	7,856,256
Xcel Energy, Inc.	116,500	7,242,805
Total		15,099,061
Total Utilities		15,099,061
Total Common Stocks (Cost $401,349,571)		466,936,837

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	9,912,694	9,908,728
Total Money Market Funds (Cost $9,908,242)		9,908,728
Total Investments in Securities (Cost: $411,257,813)		476,845,565
Other Assets & Liabilities, Net		733,869
Net Assets		477,579,434

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	6,338,352	32,062,918	(28,492,531)	(11)	9,908,728	(1,913)	268,229	9,912,694
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	4,865,274	—	—	4,865,274
Consumer Discretionary	53,211,907	—	—	53,211,907
Consumer Staples	16,225,234	—	—	16,225,234
Energy	13,415,096	—	—	13,415,096
Financials	66,482,899	—	—	66,482,899
Health Care	33,908,580	—	—	33,908,580
Industrials	122,542,456	—	—	122,542,456
Information Technology	48,893,214	—	—	48,893,214
Materials	50,932,375	—	—	50,932,375
Real Estate	41,360,741	—	—	41,360,741
Utilities	15,099,061	—	—	15,099,061
Total Common Stocks	466,936,837	—	—	466,936,837
Money Market Funds	9,908,728	—	—	9,908,728
Total Investments in Securities	476,845,565	—	—	476,845,565
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $401,349,571)	$466,936,837
Affiliated issuers (cost $9,908,242)	9,908,728
Receivable for:
Investments sold	2,043,357
Capital shares sold	133,726
Dividends	672,637
Foreign tax reclaims	5,870
Prepaid expenses	5,970
Total assets	479,707,125
Liabilities
Payable for:
Investments purchased	1,657,397
Capital shares redeemed	348,009
Management services fees	10,006
Distribution and/or service fees	807
Service fees	7,755
Compensation of board members	82,992
Compensation of chief compliance officer	45
Other expenses	20,680
Total liabilities	2,127,691
Net assets applicable to outstanding capital stock	$477,579,434
Represented by
Trust capital	$477,579,434
Total - representing net assets applicable to outstanding capital stock	$477,579,434
Class 1
Net assets	$316,596,461
Shares outstanding	7,262,792
Net asset value per share	$43.59
Class 2
Net assets	$76,285,028
Shares outstanding	1,807,457
Net asset value per share	$42.21
Class 3
Net assets	$84,697,945
Shares outstanding	1,973,523
Net asset value per share	$42.92
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,053,382
Dividends — affiliated issuers	268,229
Interfund lending	374
Foreign taxes withheld	(4,677)
Total income	5,317,308
Expenses:
Management services fees	1,821,188
Distribution and/or service fees
Class 2	94,147
Class 3	52,486
Service fees	50,200
Compensation of board members	10,280
Custodian fees	5,597
Printing and postage fees	6,571
Accounting services fees	15,045
Legal fees	9,121
Compensation of chief compliance officer	47
Other	6,501
Total expenses	2,071,183
Net investment income	3,246,125
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,167,838
Investments — affiliated issuers	(1,913)
Net realized gain	14,165,925
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	330,683
Investments — affiliated issuers	(11)
Net change in unrealized appreciation (depreciation)	330,672
Net realized and unrealized gain	14,496,597
Net increase in net assets resulting from operations	$17,742,722
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$3,246,125	$6,616,041
Net realized gain	14,165,925	56,858,673
Net change in unrealized appreciation (depreciation)	330,672	(79,761,282)
Net increase (decrease) in net assets resulting from operations	17,742,722	(16,286,568)
Decrease in net assets from capital stock activity	(17,577,498)	(72,071,476)
Total increase (decrease) in net assets	165,224	(88,358,044)
Net assets at beginning of period	477,414,210	565,772,254
Net assets at end of period	$477,579,434	$477,414,210

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	39,182	1,679,098	76,357	3,135,494
Shares redeemed	(360,419)	(15,792,512)	(1,839,139)	(76,652,678)
Net decrease	(321,237)	(14,113,414)	(1,762,782)	(73,517,184)
Class 2
Shares sold	81,291	3,372,313	204,963	8,232,124
Shares redeemed	(107,748)	(4,439,445)	(136,336)	(5,519,635)
Net increase (decrease)	(26,457)	(1,067,132)	68,627	2,712,489
Class 3
Shares sold	32,657	1,362,307	118,871	4,844,929
Shares redeemed	(89,515)	(3,759,259)	(149,166)	(6,111,710)
Net decrease	(56,858)	(2,396,952)	(30,295)	(1,266,781)
Total net decrease	(404,552)	(17,577,498)	(1,724,450)	(72,071,476)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023

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CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$42.02	0.31	1.26	1.57
Year Ended 12/31/2022	$43.21	0.56	(1.75)	(1.19)
Year Ended 12/31/2021	$32.76	0.58(c)	9.87	10.45
Year Ended 12/31/2020	$30.32	0.38	2.06	2.44
Year Ended 12/31/2019	$23.65	0.34	6.33	6.67
Year Ended 12/31/2018	$26.27	0.27	(2.89)	(2.62)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$40.73	0.25	1.23	1.48
Year Ended 12/31/2022	$41.99	0.45	(1.71)	(1.26)
Year Ended 12/31/2021	$31.92	0.50(c)	9.57	10.07
Year Ended 12/31/2020	$29.61	0.31	2.00	2.31
Year Ended 12/31/2019	$23.16	0.27	6.18	6.45
Year Ended 12/31/2018	$25.79	0.20	(2.83)	(2.63)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$41.39	0.27	1.26	1.53
Year Ended 12/31/2022	$42.62	0.51	(1.74)	(1.23)
Year Ended 12/31/2021	$32.35	0.55(c)	9.72	10.27
Year Ended 12/31/2020	$29.98	0.35	2.02	2.37
Year Ended 12/31/2019	$23.42	0.31	6.25	6.56
Year Ended 12/31/2018	$26.05	0.23	(2.86)	(2.63)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.15 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$43.59	3.74%	0.81%	0.81%	1.43%	14%	$316,596
Year Ended 12/31/2022	$42.02	(2.75%)	0.81%	0.81%	1.37%	30%	$318,668
Year Ended 12/31/2021	$43.21	31.90%	0.80%	0.80%	1.48%	24%	$403,832
Year Ended 12/31/2020	$32.76	8.05%	0.79%	0.79%	1.41%	41%	$583,965
Year Ended 12/31/2019	$30.32	28.20%	0.79%	0.79%	1.25%	39%	$534,959
Year Ended 12/31/2018	$23.65	(9.97%)	0.79%	0.79%	1.00%	36%	$442,931
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$42.21	3.63%	1.06%	1.06%	1.19%	14%	$76,285
Year Ended 12/31/2022	$40.73	(3.00%)	1.06%	1.06%	1.13%	30%	$74,701
Year Ended 12/31/2021	$41.99	31.55%	1.05%	1.05%	1.28%	24%	$74,122
Year Ended 12/31/2020	$31.92	7.80%	1.04%	1.04%	1.16%	41%	$52,184
Year Ended 12/31/2019	$29.61	27.85%	1.04%	1.04%	1.00%	39%	$54,158
Year Ended 12/31/2018	$23.16	(10.20%)	1.04%	1.04%	0.76%	36%	$40,488
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$42.92	3.69%	0.94%	0.94%	1.31%	14%	$84,698
Year Ended 12/31/2022	$41.39	(2.89%)	0.93%	0.93%	1.26%	30%	$84,045
Year Ended 12/31/2021	$42.62	31.75%	0.93%	0.93%	1.41%	24%	$87,819
Year Ended 12/31/2020	$32.35	7.91%	0.92%	0.92%	1.29%	41%	$62,589
Year Ended 12/31/2019	$29.98	28.01%	0.91%	0.91%	1.12%	39%	$67,484
Year Ended 12/31/2018	$23.42	(10.10%)	0.92%	0.92%	0.88%	36%	$53,581
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
CTIVP® – Victory Sycamore Established Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.77% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Victory Capital Management Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
18	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2024
Class 1	0.83%
Class 2	1.08
Class 3	0.955
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $63,966,015 and $82,505,520, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,400,000	5.62	1
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each
20	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® - Victory Sycamore Established Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Victory Capital Management Inc. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including,
24	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with
26	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2023	27

CTIVP® – Victory Sycamore Established Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7038_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Variable Portfolio – Partners Core Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners Core Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners Core Equity Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
J.P. Morgan Investment Management Inc.
Scott Davis
Shilpee Raina, CFA
David Small
T. Rowe Price Associates, Inc.
Shawn Driscoll
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	14.19	16.85	10.59	10.88
Class 2	05/03/10	14.08	16.57	10.32	10.61
Class 3	05/01/06	14.11	16.69	10.46	10.75
S&P 500 Index		16.89	19.59	12.31	12.86
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	99.9
Money Market Funds	0.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	5.6
Consumer Discretionary	9.2
Consumer Staples	6.1
Energy	4.0
Financials	13.6
Health Care	15.0
Industrials	11.5
Information Technology	28.7
Materials	1.9
Real Estate	1.5
Utilities	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,141.90	1,021.49	3.68	3.48	0.69
Class 2	1,000.00	1,000.00	1,140.80	1,020.24	5.02	4.73	0.94
Class 3	1,000.00	1,000.00	1,141.10	1,020.89	4.32	4.08	0.81
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 5.6%
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc.	304,271	11,315,838
Interactive Media & Services 4.6%
Alphabet, Inc., Class A(a)	349,562	41,842,571
Alphabet, Inc., Class C(a)	468,253	56,644,566
Meta Platforms, Inc., Class A(a)	112,391	32,253,969
Total		130,741,106
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.(a)	117,154	16,272,691
Total Communication Services		158,329,635
Consumer Discretionary 9.2%
Automobiles 0.6%
Tesla, Inc.(a)	61,002	15,968,493
Broadline Retail 3.8%
Amazon.com, Inc.(a)	834,778	108,821,660
Hotels, Restaurants & Leisure 2.2%
Booking Holdings, Inc.(a)	4,667	12,602,440
McDonald’s Corp.	164,441	49,070,839
Total		61,673,279
Specialty Retail 2.6%
Lowe’s Companies, Inc.	154,350	34,836,795
O’Reilly Automotive, Inc.(a)	14,057	13,428,652
TJX Companies, Inc. (The)	133,811	11,345,835
Ulta Beauty, Inc.(a)	28,289	13,312,662
Total		72,923,944
Total Consumer Discretionary		259,387,376
Consumer Staples 6.1%
Beverages 1.6%
Coca-Cola Co. (The)	763,809	45,996,578
Consumer Staples Distribution & Retail 1.5%
Dollar General Corp.	73,692	12,511,428
Target Corp.	89,100	11,752,290
Walmart, Inc.	105,726	16,618,013
Total		40,881,731
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.7%
General Mills, Inc.	206,904	15,869,537
Hershey Co. (The)	60,193	15,030,192
Mondelez International, Inc., Class A	243,777	17,781,094
Total		48,680,823
Household Products 1.1%
Colgate-Palmolive Co.	120,652	9,295,030
Procter & Gamble Co. (The)	132,911	20,167,915
Total		29,462,945
Personal Care Products 0.2%
Kenvue, Inc.(a)	259,531	6,856,809
Total Consumer Staples		171,878,886
Energy 4.0%
Energy Equipment & Services 1.5%
Baker Hughes Co.	975,057	30,821,552
Schlumberger NV	218,200	10,717,984
Total		41,539,536
Oil, Gas & Consumable Fuels 2.5%
ConocoPhillips Co.	184,556	19,121,847
EQT Corp.	351,200	14,444,856
Pioneer Natural Resources Co.	111,990	23,202,088
Williams Companies, Inc. (The)	390,550	12,743,647
Total		69,512,438
Total Energy		111,051,974
Financials 13.5%
Banks 3.8%
Bank of America Corp.	606,788	17,408,748
JPMorgan Chase & Co.	150,154	21,838,398
PNC Financial Services Group, Inc. (The)	138,255	17,413,217
Truist Financial Corp.	165,607	5,026,172
U.S. Bancorp	458,068	15,134,567
Wells Fargo & Co.	718,275	30,655,977
Total		107,477,079
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.4%
Cboe Global Markets, Inc.	67,012	9,248,326
Goldman Sachs Group, Inc. (The)	35,142	11,334,701
Morgan Stanley	351,524	30,020,150
Raymond James Financial, Inc.	98,923	10,265,240
S&P Global, Inc.	84,441	33,851,552
Total		94,719,969
Consumer Finance 0.8%
American Express Co.	136,575	23,791,365
Financial Services 2.6%
MasterCard, Inc., Class A	93,933	36,943,849
Visa, Inc., Class A	153,784	36,520,624
Total		73,464,473
Insurance 2.9%
Allstate Corp. (The)	93,089	10,150,425
Chubb Ltd.	63,627	12,252,015
Hartford Financial Services Group, Inc. (The)	136,687	9,844,198
MetLife, Inc.	216,300	12,227,439
Progressive Corp. (The)	280,977	37,192,925
Total		81,667,002
Total Financials		381,119,888
Health Care 15.0%
Biotechnology 5.1%
AbbVie, Inc.	313,137	42,188,948
Amgen, Inc.	52,300	11,611,646
Biogen, Inc.(a)	48,011	13,675,933
Regeneron Pharmaceuticals, Inc.(a)	59,648	42,859,474
Vertex Pharmaceuticals, Inc.(a)	94,405	33,222,064
Total		143,558,065
Health Care Equipment & Supplies 0.4%
STERIS PLC	46,262	10,408,025
Health Care Providers & Services 5.1%
AmerisourceBergen Corp.	130,137	25,042,263
Elevance Health, Inc.	55,254	24,548,799
Molina Healthcare, Inc.(a)	44,075	13,277,153
Quest Diagnostics, Inc.	74,300	10,443,608
UnitedHealth Group, Inc.	143,378	68,913,202
Total		142,225,025
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	76,406	9,187,821
Danaher Corp.	113,637	27,272,880
Thermo Fisher Scientific, Inc.	40,069	20,906,001
Total		57,366,702
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	498,338	31,868,715
Eli Lilly & Co.	34,886	16,360,836
Merck & Co., Inc.	174,015	20,079,591
Total		68,309,142
Total Health Care		421,866,959
Industrials 11.5%
Aerospace & Defense 1.4%
General Dynamics Corp.	58,789	12,648,453
Northrop Grumman Corp.	61,331	27,954,670
Total		40,603,123
Building Products 1.1%
Carrier Global Corp.	318,125	15,813,994
Trane Technologies PLC	80,390	15,375,391
Total		31,189,385
Electrical Equipment 2.5%
AMETEK, Inc.	105,659	17,104,079
Eaton Corp. PLC	173,109	34,812,220
Hubbell, Inc.	51,906	17,209,953
Total		69,126,252
Ground Transportation 2.7%
CSX Corp.	519,636	17,719,588
Norfolk Southern Corp.	94,931	21,526,554
Old Dominion Freight Line, Inc.	44,563	16,477,169
Uber Technologies, Inc.(a)	453,720	19,587,092
Total		75,310,403
Machinery 2.4%
Cummins, Inc.	75,357	18,474,522
Deere & Co.	81,299	32,941,542
Westinghouse Air Brake Technologies Corp.	141,437	15,511,396
Total		66,927,460

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.4%
Booz Allen Hamilton Holding Corp.	136,797	15,266,545
Broadridge Financial Solutions, Inc.	71,598	11,858,777
Verisk Analytics, Inc.	52,639	11,897,993
Total		39,023,315
Total Industrials		322,179,938
Information Technology 28.6%
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	209,100	17,763,045
TE Connectivity Ltd.	98,395	13,791,043
Total		31,554,088
IT Services 1.1%
Accenture PLC, Class A	101,143	31,210,707
Semiconductors & Semiconductor Equipment 9.7%
Advanced Micro Devices, Inc.(a)	88,507	10,081,833
Analog Devices, Inc.	37,521	7,309,466
Applied Materials, Inc.	149,620	21,626,075
ASML Holding NV	6,600	4,783,350
Broadcom, Inc.	20,309	17,616,636
KLA Corp.	37,543	18,209,106
Micron Technology, Inc.	302,762	19,107,310
NVIDIA Corp.	240,715	101,827,259
NXP Semiconductors NV	223,377	45,720,804
Skyworks Solutions, Inc.	108,703	12,032,335
Texas Instruments, Inc.	78,954	14,213,299
Total		272,527,473
Software 10.8%
Autodesk, Inc.(a)	46,503	9,514,979
Cadence Design Systems, Inc.(a)	36,600	8,583,432
Intuit, Inc.	29,938	13,717,292
Microsoft Corp.	727,984	247,907,671
Oracle Corp.	198,541	23,644,248
Total		303,367,622
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	837,449	162,439,982
Seagate Technology Holdings PLC	53,611	3,316,913
Total		165,756,895
Total Information Technology		804,416,785
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.9%
Chemicals 1.6%
Eastman Chemical Co.	125,850	10,536,162
Linde PLC	31,210	11,893,507
PPG Industries, Inc.	152,099	22,556,282
Total		44,985,951
Construction Materials 0.3%
Vulcan Materials Co.	41,614	9,381,460
Total Materials		54,367,411
Real Estate 1.4%
Industrial REITs 0.9%
Prologis, Inc.	219,557	26,924,275
Specialized REITs 0.5%
Public Storage	46,900	13,689,172
Total Real Estate		40,613,447
Utilities 2.9%
Electric Utilities 2.9%
Constellation Energy Corp.	135,271	12,384,060
NextEra Energy, Inc.	534,789	39,681,344
PG&E Corp.(a)	1,211,586	20,936,206
Southern Co. (The)	126,679	8,899,200
Total		81,900,810
Total Utilities		81,900,810
Total Common Stocks (Cost $2,529,131,872)		2,807,113,109

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	2,945,148	2,943,970
Total Money Market Funds (Cost $2,943,676)		2,943,970
Total Investments in Securities (Cost: $2,532,075,548)		2,810,057,079
Other Assets & Liabilities, Net		4,928,160
Net Assets		2,814,985,239

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	3,500,730	224,507,060	(225,064,114)	294	2,943,970	(498)	265,715	2,945,148
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	158,329,635	—	—	158,329,635
Consumer Discretionary	259,387,376	—	—	259,387,376
Consumer Staples	171,878,886	—	—	171,878,886
Energy	111,051,974	—	—	111,051,974
Financials	381,119,888	—	—	381,119,888
Health Care	421,866,959	—	—	421,866,959
Industrials	322,179,938	—	—	322,179,938
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	804,416,785	—	—	804,416,785
Materials	54,367,411	—	—	54,367,411
Real Estate	40,613,447	—	—	40,613,447
Utilities	81,900,810	—	—	81,900,810
Total Common Stocks	2,807,113,109	—	—	2,807,113,109
Money Market Funds	2,943,970	—	—	2,943,970
Total Investments in Securities	2,810,057,079	—	—	2,810,057,079
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,529,131,872)	$2,807,113,109
Affiliated issuers (cost $2,943,676)	2,943,970
Receivable for:
Investments sold	42,733,210
Capital shares sold	950
Dividends	1,862,862
Foreign tax reclaims	24,791
Prepaid expenses	14,608
Total assets	2,854,693,500
Liabilities
Due to custodian	10,225
Payable for:
Investments purchased	36,368,269
Capital shares redeemed	3,031,367
Management services fees	51,455
Distribution and/or service fees	174
Service fees	1,989
Compensation of board members	201,951
Compensation of chief compliance officer	251
Other expenses	42,580
Total liabilities	39,708,261
Net assets applicable to outstanding capital stock	$2,814,985,239
Represented by
Trust capital	$2,814,985,239
Total - representing net assets applicable to outstanding capital stock	$2,814,985,239
Class 1
Net assets	$2,775,635,053
Shares outstanding	81,365,998
Net asset value per share	$34.11
Class 2
Net assets	$11,903,733
Shares outstanding	360,108
Net asset value per share	$33.06
Class 3
Net assets	$27,446,453
Shares outstanding	817,809
Net asset value per share	$33.56
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$20,346,433
Dividends — affiliated issuers	265,715
Foreign taxes withheld	(69,912)
Total income	20,542,236
Expenses:
Management services fees	9,031,893
Distribution and/or service fees
Class 2	14,176
Class 3	16,462
Service fees	11,567
Compensation of board members	27,338
Custodian fees	12,925
Printing and postage fees	5,579
Accounting services fees	27,545
Legal fees	23,642
Interest on interfund lending	2,131
Compensation of chief compliance officer	258
Other	22,392
Total expenses	9,195,908
Net investment income	11,346,328
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,945,912)
Investments — affiliated issuers	(498)
Futures contracts	(167,095)
Net realized loss	(6,113,505)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	353,331,142
Investments — affiliated issuers	294
Net change in unrealized appreciation (depreciation)	353,331,436
Net realized and unrealized gain	347,217,931
Net increase in net assets resulting from operations	$358,564,259
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$11,346,328	$20,003,224
Net realized gain (loss)	(6,113,505)	78,726,159
Net change in unrealized appreciation (depreciation)	353,331,436	(661,632,107)
Net increase (decrease) in net assets resulting from operations	358,564,259	(562,902,724)
Decrease in net assets from capital stock activity	(130,889,472)	(152,668,685)
Total increase (decrease) in net assets	227,674,787	(715,571,409)
Net assets at beginning of period	2,587,310,452	3,302,881,861
Net assets at end of period	$2,814,985,239	$2,587,310,452

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	90,814	2,807,232	927,486	28,019,410
Shares redeemed	(4,112,990)	(131,492,636)	(5,614,948)	(177,484,540)
Net decrease	(4,022,176)	(128,685,404)	(4,687,462)	(149,465,130)
Class 2
Shares sold	4,279	130,328	35,520	1,094,619
Shares redeemed	(25,152)	(771,372)	(35,680)	(1,092,841)
Net increase (decrease)	(20,873)	(641,044)	(160)	1,778
Class 3
Shares sold	19,953	602,185	8,401	260,399
Shares redeemed	(69,809)	(2,165,209)	(112,158)	(3,465,732)
Net decrease	(49,856)	(1,563,024)	(103,757)	(3,205,333)
Total net decrease	(4,092,905)	(130,889,472)	(4,791,379)	(152,668,685)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$29.87	0.13	4.11	4.24
Year Ended 12/31/2022	$36.14	0.22	(6.49)	(6.27)
Year Ended 12/31/2021	$27.91	0.16	8.07	8.23
Year Ended 12/31/2020	$23.85	0.24	3.82	4.06
Year Ended 12/31/2019	$18.84	0.27	4.74	5.01
Year Ended 12/31/2018	$20.48	0.24	(1.88)	(1.64)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$28.98	0.09	3.99	4.08
Year Ended 12/31/2022	$35.15	0.14	(6.31)	(6.17)
Year Ended 12/31/2021	$27.21	0.08	7.86	7.94
Year Ended 12/31/2020	$23.31	0.18	3.72	3.90
Year Ended 12/31/2019	$18.47	0.21	4.63	4.84
Year Ended 12/31/2018	$20.12	0.18	(1.83)	(1.65)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$29.41	0.11	4.04	4.15
Year Ended 12/31/2022	$35.62	0.18	(6.39)	(6.21)
Year Ended 12/31/2021	$27.54	0.12	7.96	8.08
Year Ended 12/31/2020	$23.57	0.21	3.76	3.97
Year Ended 12/31/2019	$18.65	0.24	4.68	4.92
Year Ended 12/31/2018	$20.29	0.21	(1.85)	(1.64)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$34.11	14.19%	0.69%(c)	0.69%(c)	0.85%	35%	$2,775,635
Year Ended 12/31/2022	$29.87	(17.35%)	0.68%(c),(d)	0.68%(c),(d)	0.72%	75%	$2,550,753
Year Ended 12/31/2021	$36.14	29.49%	0.68%(d)	0.68%(d)	0.50%	99%	$3,254,887
Year Ended 12/31/2020	$27.91	17.02%	0.68%	0.68%	1.02%	92%	$3,085,119
Year Ended 12/31/2019	$23.85	26.59%	0.70%	0.69%	1.25%	129%	$2,237,714
Year Ended 12/31/2018	$18.84	(8.01%)	0.70%	0.69%	1.13%	55%	$1,775,821
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$33.06	14.08%	0.94%(c)	0.94%(c)	0.60%	35%	$11,904
Year Ended 12/31/2022	$28.98	(17.55%)	0.93%(c),(d)	0.93%(c),(d)	0.47%	75%	$11,042
Year Ended 12/31/2021	$35.15	29.18%	0.93%(d)	0.93%(d)	0.26%	99%	$13,396
Year Ended 12/31/2020	$27.21	16.73%	0.93%	0.93%	0.76%	92%	$11,239
Year Ended 12/31/2019	$23.31	26.21%	0.95%	0.94%	1.00%	129%	$10,760
Year Ended 12/31/2018	$18.47	(8.20%)	0.95%	0.94%	0.88%	55%	$9,255
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$33.56	14.11%	0.81%(c)	0.81%(c)	0.73%	35%	$27,446
Year Ended 12/31/2022	$29.41	(17.43%)	0.81%(c),(d)	0.81%(c),(d)	0.59%	75%	$25,516
Year Ended 12/31/2021	$35.62	29.34%	0.80%(d)	0.80%(d)	0.38%	99%	$34,599
Year Ended 12/31/2020	$27.54	16.84%	0.80%	0.80%	0.89%	92%	$31,113
Year Ended 12/31/2019	$23.57	26.38%	0.83%	0.81%	1.13%	129%	$32,859
Year Ended 12/31/2018	$18.65	(8.08%)	0.83%	0.82%	1.00%	55%	$31,196
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At June 30, 2023, the Fund had no outstanding derivatives.
18	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(167,095)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	860,302

*	Based on the ending daily outstanding amounts for the six months ended June 30, 2023.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.68% of the Fund’s average daily net assets.
20	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2023 through April 30, 2024	Voluntary expense cap May 1, 2023 through June 30, 2023	Contractual expense cap prior to May 1, 2023
Class 1	0.70%	0.69%	0.69%
Class 2	0.95	0.94	0.94
Class 3	0.825	0.815	0.815
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $946,996,792 and $1,070,668,634, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
22	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,960,000	5.20	5
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also
26	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	27

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might
28	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2023	29

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Variable Portfolio – Partners Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7053_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Variable Portfolio – Partners Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners Small Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners Small Cap Value Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Segall Bryant & Hamill, LLC
Mark Dickherber, CFA, CPA
Shaun Nicholson
William Blair Investment Management, LLC
William Heaphy, CFA
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	3.88	8.26	3.16	5.86
Class 2	05/03/10	3.73	7.99	2.90	5.59
Class 3	08/14/01	3.83	8.13	3.03	5.73
Russell 2000 Value Index		2.50	6.01	3.54	7.29
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	96.2
Money Market Funds	3.8
Rights	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	0.6
Consumer Discretionary	10.6
Consumer Staples	4.0
Energy	5.3
Financials	14.3
Health Care	8.7
Industrials	27.9
Information Technology	8.4
Materials	7.7
Real Estate	8.9
Utilities	3.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,038.80	1,020.74	4.27	4.23	0.84
Class 2	1,000.00	1,000.00	1,037.30	1,019.50	5.54	5.49	1.09
Class 3	1,000.00	1,000.00	1,038.30	1,020.09	4.93	4.89	0.97
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.1%
Issuer	Shares	Value ($)
Communication Services 0.6%
Media 0.6%
John Wiley & Sons, Inc., Class A	74,668	2,540,952
Quotient Technology, Inc.(a)	298,461	1,146,090
Total		3,687,042
Total Communication Services		3,687,042
Consumer Discretionary 10.2%
Auto Components 1.9%
Adient PLC(a)	69,957	2,680,752
Modine Manufacturing Co.(a)	147,802	4,880,422
Standard Motor Products, Inc.	97,225	3,647,882
Total		11,209,056
Automobiles 0.6%
Winnebago Industries, Inc.	51,386	3,426,932
Broadline Retail 0.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	28,484	1,650,078
Hotels, Restaurants & Leisure 1.8%
Bloomin’ Brands, Inc.	163,437	4,394,821
Cracker Barrel Old Country Store, Inc.	31,771	2,960,422
El Pollo Loco Holdings, Inc.	146,438	1,284,261
Papa John’s International, Inc.	32,001	2,362,634
Total		11,002,138
Household Durables 2.0%
La-Z-Boy, Inc.	125,567	3,596,239
Taylor Morrison Home Corp., Class A(a)	80,924	3,946,664
Tri Pointe Homes, Inc.(a)	118,628	3,898,116
Universal Electronics, Inc.(a)	55,045	529,533
Total		11,970,552
Specialty Retail 0.9%
Designer Brands, Inc.	270,769	2,734,767
Urban Outfitters, Inc.(a)	84,202	2,789,612
Total		5,524,379
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 2.7%
Carter’s, Inc.	55,365	4,019,499
Gildan Activewear, Inc.	87,541	2,822,322
Oxford Industries, Inc.	24,645	2,425,561
PVH Corp.	24,770	2,104,707
Steven Madden Ltd.	159,689	5,220,233
Total		16,592,322
Total Consumer Discretionary		61,375,457
Consumer Staples 3.8%
Consumer Staples Distribution & Retail 0.4%
Sprouts Farmers Market, Inc.(a)	52,555	1,930,345
United Natural Foods, Inc.(a)	21,178	414,030
Total		2,344,375
Food Products 1.2%
Hain Celestial Group, Inc. (The)(a)	259,499	3,246,333
TreeHouse Foods, Inc.(a)	84,677	4,266,027
Total		7,512,360
Household Products 0.8%
Central Garden & Pet Co., Class A(a)	80,238	2,925,478
Spectrum Brands Holdings, Inc.	28,069	2,190,785
Total		5,116,263
Personal Care Products 1.4%
Coty, Inc., Class A(a)	455,193	5,594,322
Edgewell Personal Care Co.	63,003	2,602,654
Total		8,196,976
Total Consumer Staples		23,169,974
Energy 5.1%
Energy Equipment & Services 1.8%
Dril-Quip, Inc.(a)	224,035	5,213,295
Expro Group Holdings NV(a)	180,572	3,199,736
Helmerich & Payne, Inc.	66,941	2,373,058
Total		10,786,089
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.3%
Earthstone Energy, Inc., Class A(a)	238,357	3,406,121
Murphy Oil Corp.	93,937	3,597,787
PBF Energy, Inc., Class A	98,384	4,027,841
PDC Energy, Inc.	35,876	2,552,219
Range Resources Corp.	95,348	2,803,231
SM Energy Co.	103,685	3,279,557
Total		19,666,756
Total Energy		30,452,845
Financials 13.7%
Banks 11.3%
Ameris Bancorp	81,775	2,797,523
Atlantic Union Bankshares Corp.	70,978	1,841,879
Banc of California, Inc.	187,530	2,171,597
Cadence Bank	112,577	2,211,012
Columbia Banking System, Inc.	85,229	1,728,444
Community Bank System, Inc.	37,485	1,757,297
Eastern Bankshares, Inc.	193,015	2,368,294
Enterprise Financial Services Corp.	101,363	3,963,293
First BanCorp	70,089	2,085,148
First Merchants Corp.	85,498	2,413,609
Glacier Bancorp, Inc.	91,427	2,849,780
Hancock Whitney Corp.	130,324	5,001,835
Lakeland Financial Corp.	18,594	902,181
National Bank Holdings Corp., Class A	119,179	3,460,958
Old National Bancorp	215,535	3,004,558
Pacific Premier Bancorp, Inc.	176,380	3,647,538
Pinnacle Financial Partners, Inc.	60,167	3,408,461
Seacoast Banking Corp. of Florida	241,839	5,344,642
Simmons First National Corp., Class A	134,419	2,318,728
South State Corp.	47,977	3,156,887
Texas Capital Bancshares, Inc.(a)	65,425	3,369,387
United Community Banks, Inc.	85,574	2,138,494
Veritex Holdings, Inc.	82,002	1,470,296
Washington Federal, Inc.	96,857	2,568,648
WesBanco, Inc.	85,032	2,177,669
Total		68,158,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.4%
BrightSphere Investment Group, Inc.	124,313	2,604,357
Consumer Finance 0.7%
Green Dot Corp., Class A(a)	76,867	1,440,487
PRA Group, Inc.(a)	109,782	2,508,519
Total		3,949,006
Financial Services 1.3%
Compass Diversified Holdings	178,234	3,865,896
MGIC Investment Corp.	243,018	3,837,254
Total		7,703,150
Total Financials		82,414,671
Health Care 8.3%
Biotechnology 1.4%
Alkermes PLC(a)	73,633	2,304,713
BioCryst Pharmaceuticals, Inc.(a)	254,126	1,789,047
Galapagos NV, ADR(a)	48,863	1,986,770
Geron Corp.(a)	433,620	1,391,920
Immunogen, Inc.(a)	36,262	684,264
Total		8,156,714
Health Care Equipment & Supplies 4.0%
Angiodynamics, Inc.(a)	76,690	799,877
ICU Medical, Inc.(a)	45,032	8,024,252
Integer Holdings Corp.(a)	57,161	5,065,036
Lantheus Holdings, Inc.(a)	31,000	2,601,520
NuVasive, Inc.(a)	45,499	1,892,303
Orthofix Medical, Inc.(a)	239,548	4,326,237
SurModics, Inc.(a)	47,755	1,495,209
Total		24,204,434
Health Care Providers & Services 2.0%
AdaptHealth Corp.(a)	148,662	1,809,217
ModivCare, Inc.(a)	26,667	1,205,615
NeoGenomics, Inc.(a)	166,574	2,676,844
Owens & Minor, Inc.(a)	91,545	1,743,017
Pediatrix Medical Group, Inc.(a)	182,478	2,593,012
Premier, Inc.	72,584	2,007,673
Total		12,035,378
Health Care Technology 0.5%
NextGen Healthcare, Inc.(a)	183,960	2,983,831

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.4%
ANI Pharmaceuticals, Inc.(a)	50,702	2,729,289
Total Health Care		50,109,646
Industrials 26.8%
Aerospace & Defense 1.1%
AAR Corp.(a)	63,653	3,676,597
Mercury Systems, Inc.(a)	78,415	2,712,375
Total		6,388,972
Air Freight & Logistics 0.6%
HUB Group, Inc., Class A(a)	43,250	3,473,840
Building Products 3.4%
Apogee Enterprises, Inc.	84,925	4,031,390
Armstrong World Industries, Inc.	45,830	3,366,672
AZZ, Inc.	103,212	4,485,593
PGT, Inc.(a)	165,994	4,838,725
Quanex Building Products Corp.	147,336	3,955,972
Total		20,678,352
Commercial Services & Supplies 3.8%
ABM Industries, Inc.	84,817	3,617,445
Brady Corp., Class A	70,715	3,363,913
Deluxe Corp.	133,342	2,330,818
MillerKnoll, Inc.	116,008	1,714,598
OPENLANE, Inc.(a)	146,328	2,227,112
SP Plus Corp.(a)	237,418	9,285,418
Total		22,539,304
Construction & Engineering 1.9%
Granite Construction, Inc.	107,601	4,280,368
Great Lakes Dredge & Dock Corp.(a)	252,708	2,062,097
Sterling Infrastructure, Inc.(a)	87,639	4,890,256
Total		11,232,721
Electrical Equipment 3.0%
EnerSys	56,975	6,182,927
GrafTech International Ltd.	467,192	2,354,648
Regal Rexnord Corp.	49,857	7,672,992
Thermon(a)	74,798	1,989,627
Total		18,200,194
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.4%
ArcBest Corp.	18,768	1,854,278
Marten Transport Ltd.	155,952	3,352,968
Werner Enterprises, Inc.	76,870	3,396,117
Total		8,603,363
Machinery 7.9%
Albany International Corp., Class A	39,541	3,688,385
Astec Industries, Inc.	102,661	4,664,916
CIRCOR International, Inc.(a)	132,645	7,487,810
Columbus McKinnon Corp.	54,848	2,229,571
Desktop Metal, Inc., Class A(a)	247,127	437,415
Enerpac Tool Group Corp.	65,627	1,771,929
Federal Signal Corp.	45,082	2,886,600
Hillenbrand, Inc.	82,122	4,211,216
Mueller Water Products, Inc., Class A	143,895	2,335,416
REV Group, Inc.	309,389	4,102,498
SPX Technologies, Inc.(a)	96,595	8,207,677
Tennant Co.	15,878	1,287,865
Terex Corp.	72,267	4,323,735
Total		47,635,033
Professional Services 3.5%
CBIZ, Inc.(a)	70,586	3,760,822
Conduent, Inc.(a)	1,166,291	3,965,389
CSG Systems International, Inc.	76,908	4,056,128
KBR, Inc.	71,694	4,664,412
Korn/Ferry International	16,036	794,423
MAXIMUS, Inc.	45,297	3,828,050
Total		21,069,224
Trading Companies & Distributors 0.2%
Titan Machinery, Inc.(a)	43,869	1,294,135
Total Industrials		161,115,138
Information Technology 8.1%
Communications Equipment 1.4%
ADTRAN Holdings, Inc.	148,677	1,565,569
AudioCodes Ltd.	144,669	1,320,828
Lumentum Holdings, Inc.(a)	29,591	1,678,697
Netscout Systems, Inc.(a)	116,170	3,595,462
Total		8,160,556

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.7%
Belden, Inc.	113,393	10,846,040
FARO Technologies, Inc.(a)	93,347	1,512,221
Knowles Corp.(a)	231,893	4,187,988
Methode Electronics, Inc.	97,681	3,274,267
Plexus Corp.(a)	23,024	2,261,878
Total		22,082,394
Semiconductors & Semiconductor Equipment 0.7%
Kulicke & Soffa Industries, Inc.	73,577	4,374,153
Software 2.3%
Cognyte Software Ltd.(a)	285,561	1,739,066
OneSpan, Inc.(a)	34,048	505,272
Progress Software Corp.	146,305	8,500,321
Verint Systems, Inc.(a)	89,044	3,121,883
Total		13,866,542
Total Information Technology		48,483,645
Materials 7.4%
Chemicals 2.5%
Ecovyst, Inc.(a)	305,636	3,502,589
Element Solutions, Inc.	151,710	2,912,832
Minerals Technologies, Inc.	57,018	3,289,368
Orion SA	151,727	3,219,647
Sensient Technologies Corp.	29,861	2,124,013
Total		15,048,449
Construction Materials 0.7%
Summit Materials, Inc., Class A(a)	112,441	4,255,892
Containers & Packaging 1.7%
Greif, Inc., Class A	47,183	3,250,437
Myers Industries, Inc.	167,442	3,253,398
Silgan Holdings, Inc.	76,657	3,594,446
Total		10,098,281
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.5%
Alamos Gold, Inc., Class A	344,798	4,109,992
Compass Minerals International, Inc.	159,267	5,415,078
Kaiser Aluminum Corp.	43,933	3,147,360
MP Materials Corp.(a)	73,128	1,673,169
Schnitzer Steel Industries, Inc., Class A	22,369	670,846
Total		15,016,445
Total Materials		44,419,067
Real Estate 8.6%
Diversified REITs 0.7%
Empire State Realty Trust, Inc., Class A	566,049	4,239,707
Health Care REITs 0.9%
CareTrust REIT, Inc.	163,240	3,241,946
Physicians Realty Trust	143,321	2,005,061
Total		5,247,007
Hotel & Resort REITs 0.8%
Pebblebrook Hotel Trust	149,791	2,088,087
Sunstone Hotel Investors, Inc.	248,619	2,516,024
Total		4,604,111
Industrial REITs 1.5%
STAG Industrial, Inc.	180,647	6,481,614
Terreno Realty Corp.	42,789	2,571,619
Total		9,053,233
Office REITs 2.2%
Brandywine Realty Trust	165,945	771,645
Cousins Properties, Inc.	77,079	1,757,401
Equity Commonwealth	524,016	10,616,564
Total		13,145,610
Real Estate Management & Development 0.3%
DigitalBridge Group, Inc.	129,972	1,911,888
Residential REITs 1.0%
Elme Communities	171,705	2,822,830
UMH Properties, Inc.	207,924	3,322,626
Total		6,145,456
Retail REITs 0.7%
Kite Realty Group Trust	201,916	4,510,803

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.5%
Four Corners Property Trust, Inc.	114,257	2,902,128
Total Real Estate		51,759,943
Utilities 3.5%
Electric Utilities 1.7%
Allete, Inc.	58,252	3,376,868
OGE Energy Corp.	88,608	3,181,913
PNM Resources, Inc.	76,526	3,451,323
Total		10,010,104
Gas Utilities 1.0%
New Jersey Resources Corp.	59,708	2,818,217
Spire, Inc.	47,593	3,019,300
Total		5,837,517
Multi-Utilities 0.8%
Avista Corp.	45,899	1,802,454
NorthWestern Corp.	57,096	3,240,769
Total		5,043,223
Total Utilities		20,890,844
Total Common Stocks (Cost $614,324,512)		577,878,272

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	4,869
Total Health Care		4,869
Industrials —%
Passenger Airlines —%
American Airlines Escrow(a),(b),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		4,869

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(e),(f)	23,102,366	23,093,125
Total Money Market Funds (Cost $23,092,645)		23,093,125
Total Investments in Securities (Cost: $637,417,157)		600,976,266
Other Assets & Liabilities, Net		309,484
Net Assets		601,285,750

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the total value of these securities amounted to $4,869, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2023, the total market value of these securities amounted to $4,869, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2021	4,550	—	4,869

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	12,303,713	54,924,604	(44,134,415)	(777)	23,093,125	90	410,059	23,102,366
Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,687,042	—	—	3,687,042
Consumer Discretionary	61,375,457	—	—	61,375,457
Consumer Staples	23,169,974	—	—	23,169,974
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Energy	30,452,845	—	—	30,452,845
Financials	82,414,671	—	—	82,414,671
Health Care	50,109,646	—	—	50,109,646
Industrials	161,115,138	—	—	161,115,138
Information Technology	48,483,645	—	—	48,483,645
Materials	44,419,067	—	—	44,419,067
Real Estate	51,759,943	—	—	51,759,943
Utilities	20,890,844	—	—	20,890,844
Total Common Stocks	577,878,272	—	—	577,878,272
Rights
Health Care	—	—	4,869	4,869
Industrials	—	—	0*	0*
Total Rights	—	—	4,869	4,869
Money Market Funds	23,093,125	—	—	23,093,125
Total Investments in Securities	600,971,397	—	4,869	600,976,266

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $614,324,512)	$577,883,141
Affiliated issuers (cost $23,092,645)	23,093,125
Receivable for:
Investments sold	1,696,438
Capital shares sold	330
Dividends	679,994
Foreign tax reclaims	9,593
Expense reimbursement due from Investment Manager	1,326
Prepaid expenses	6,254
Total assets	603,370,201
Liabilities
Payable for:
Investments purchased	1,849,318
Capital shares redeemed	56,743
Management services fees	14,171
Distribution and/or service fees	334
Service fees	4,201
Compensation of board members	138,469
Compensation of chief compliance officer	57
Other expenses	21,158
Total liabilities	2,084,451
Net assets applicable to outstanding capital stock	$601,285,750
Represented by
Trust capital	$601,285,750
Total - representing net assets applicable to outstanding capital stock	$601,285,750
Class 1
Net assets	$516,255,861
Shares outstanding	15,203,875
Net asset value per share	$33.96
Class 2
Net assets	$12,590,512
Shares outstanding	383,250
Net asset value per share	$32.85
Class 3
Net assets	$72,439,377
Shares outstanding	2,170,417
Net asset value per share	$33.38
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	13

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,943,024
Dividends — affiliated issuers	410,059
Foreign taxes withheld	(18,865)
Total income	7,334,218
Expenses:
Management services fees	2,559,913
Distribution and/or service fees
Class 2	15,690
Class 3	45,135
Service fees	25,696
Compensation of board members	13,133
Custodian fees	8,611
Printing and postage fees	8,189
Accounting services fees	15,045
Legal fees	9,943
Compensation of chief compliance officer	59
Other	7,514
Total expenses	2,708,928
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(143,739)
Total net expenses	2,565,189
Net investment income	4,769,029
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,050,804
Investments — affiliated issuers	90
Net realized gain	3,050,894
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,959,369
Investments — affiliated issuers	(777)
Net change in unrealized appreciation (depreciation)	15,958,592
Net realized and unrealized gain	19,009,486
Net increase in net assets resulting from operations	$23,778,515
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$4,769,029	$3,566,835
Net realized gain	3,050,894	15,751,833
Net change in unrealized appreciation (depreciation)	15,958,592	(114,532,523)
Net increase (decrease) in net assets resulting from operations	23,778,515	(95,213,855)
Decrease in net assets from capital stock activity	(16,229,944)	(68,297,056)
Total increase (decrease) in net assets	7,548,571	(163,510,911)
Net assets at beginning of period	593,737,179	757,248,090
Net assets at end of period	$601,285,750	$593,737,179

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	153,732	5,025,353	179,875	5,947,452
Shares redeemed	(521,217)	(18,391,576)	(1,947,589)	(66,363,768)
Net decrease	(367,485)	(13,366,223)	(1,767,714)	(60,416,316)
Class 2
Shares sold	20,508	659,393	80,815	2,661,690
Shares redeemed	(27,637)	(884,775)	(51,278)	(1,688,812)
Net increase (decrease)	(7,129)	(225,382)	29,537	972,878
Class 3
Shares sold	35,712	1,140,141	12,670	413,447
Shares redeemed	(114,463)	(3,778,480)	(277,160)	(9,267,065)
Net decrease	(78,751)	(2,638,339)	(264,490)	(8,853,618)
Total net decrease	(453,365)	(16,229,944)	(2,002,667)	(68,297,056)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$32.69	0.27	1.00	1.27
Year Ended 12/31/2022	$37.55	0.19	(5.05)	(4.86)
Year Ended 12/31/2021	$30.28	0.12	7.15	7.27
Year Ended 12/31/2020	$29.04	0.16	1.08	1.24
Year Ended 12/31/2019	$24.24	0.28	4.52	4.80
Year Ended 12/31/2018	$28.01	0.25	(4.02)	(3.77)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$31.67	0.22	0.96	1.18
Year Ended 12/31/2022	$36.47	0.11	(4.91)	(4.80)
Year Ended 12/31/2021	$29.47	0.03	6.97	7.00
Year Ended 12/31/2020	$28.34	0.10	1.03	1.13
Year Ended 12/31/2019	$23.71	0.22	4.41	4.63
Year Ended 12/31/2018	$27.48	0.18	(3.95)	(3.77)
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$32.15	0.25	0.98	1.23
Year Ended 12/31/2022	$36.98	0.15	(4.98)	(4.83)
Year Ended 12/31/2021	$29.85	0.07	7.06	7.13
Year Ended 12/31/2020	$28.67	0.13	1.05	1.18
Year Ended 12/31/2019	$23.96	0.25	4.46	4.71
Year Ended 12/31/2018	$27.73	0.21	(3.98)	(3.77)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$33.96	3.88%	0.89%	0.84%	1.63%	11%	$516,256
Year Ended 12/31/2022	$32.69	(12.94%)	0.89%	0.87%	0.57%	23%	$509,055
Year Ended 12/31/2021	$37.55	24.01%	0.88%(c)	0.88%(c)	0.33%	104%	$651,132
Year Ended 12/31/2020	$30.28	4.27%	0.90%	0.88%	0.68%	91%	$661,480
Year Ended 12/31/2019	$29.04	19.80%	0.89%	0.88%	1.02%	75%	$566,653
Year Ended 12/31/2018	$24.24	(13.46%)	0.88%	0.88%	0.88%	60%	$574,250
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$32.85	3.73%	1.14%	1.09%	1.38%	11%	$12,591
Year Ended 12/31/2022	$31.67	(13.16%)	1.14%	1.12%	0.34%	23%	$12,363
Year Ended 12/31/2021	$36.47	23.75%	1.14%(c)	1.13%(c)	0.10%	104%	$13,159
Year Ended 12/31/2020	$29.47	3.99%	1.15%	1.13%	0.41%	91%	$8,133
Year Ended 12/31/2019	$28.34	19.53%	1.14%	1.13%	0.81%	75%	$8,276
Year Ended 12/31/2018	$23.71	(13.72%)	1.13%	1.13%	0.65%	60%	$6,673
Class 3
Six Months Ended 6/30/2023 (Unaudited)	$33.38	3.83%	1.02%	0.97%	1.50%	11%	$72,439
Year Ended 12/31/2022	$32.15	(13.06%)	1.01%	0.99%	0.44%	23%	$72,319
Year Ended 12/31/2021	$36.98	23.89%	1.01%(c)	1.01%(c)	0.20%	104%	$92,957
Year Ended 12/31/2020	$29.85	4.12%	1.02%	1.01%	0.54%	91%	$89,057
Year Ended 12/31/2019	$28.67	19.66%	1.01%	1.00%	0.92%	75%	$94,282
Year Ended 12/31/2018	$23.96	(13.60%)	1.01%	1.00%	0.74%	60%	$89,379
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	17

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
18	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.86% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
20	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.81%	0.86%
Class 2	1.06	1.11
Class 3	0.935	0.985
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $65,538,552 and $88,230,867, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate
22	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also
26	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	27

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might
28	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2023	29

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Variable Portfolio – Partners Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7058_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Variable Portfolio – Partners Core Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners Core Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners Core Bond Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio management
Allspring Global Investments, LLC
Maulik Bhansali, CFA
Jarad Vasquez
J.P. Morgan Investment Management Inc.
Steven Lear, CFA*
Richard Figuly
J. Andrew Norelli
Lisa Coleman, CFA
Thomas Hauser, CFA
Kay Herr, CFA
*Mr. Lear has announced his retirement from JPMIM effective March 1, 2024. Until his retirement, Mr. Lear will continue to serve on the portfolio management team.
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	2.55	-0.52	0.95	1.52
Class 2	05/07/10	2.46	-0.71	0.69	1.27
Bloomberg U.S. Aggregate Bond Index		2.09	-0.94	0.77	1.52
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Asset-Backed Securities — Non-Agency	9.9
Commercial Mortgage-Backed Securities - Agency	4.9
Commercial Mortgage-Backed Securities - Non-Agency	5.3
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	27.5
Foreign Government Obligations	1.0
Money Market Funds	2.3
Municipal Bonds	0.2
Residential Mortgage-Backed Securities - Agency	25.8
Residential Mortgage-Backed Securities - Non-Agency	3.5
U.S. Government & Agency Obligations	0.9
U.S. Treasury Obligations	18.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2023)
AAA rating	59.3
AA rating	2.5
A rating	12.0
BBB rating	14.6
BB rating	5.5
B rating	2.5
CCC rating	0.2
CC rating	0.1
C rating	0.0(a)
Not rated	3.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,025.50	1,022.59	2.37	2.37	0.47
Class 2	1,000.00	1,000.00	1,024.60	1,021.29	3.68	3.68	0.73
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	5.950%	498,946	466,449
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	5,200,000	5,059,965
Subordinated Series 2021-1 Class C
12/20/2024	2.080%	1,648,717	1,630,616
Ally Auto Receivables Trust
Subordinated Series 2022-3 Class A4
06/15/2031	5.070%	1,013,000	1,004,213
American Express Credit Account Master Trust
Series 2023-1 Class A
05/15/2028	4.870%	3,983,000	3,968,176
Americredit Automobile Receivables Trust
Series 2023-1 Class A3
11/18/2027	5.620%	2,807,000	2,797,556
AmeriCredit Automobile Receivables Trust
Series 2022-1 Class A3
11/18/2026	2.450%	792,000	766,655
Series 2022-2 Class A3
04/18/2028	4.380%	1,937,000	1,899,349
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2019-3A Class A
03/20/2026	2.360%	1,653,000	1,559,822
Series 2021-2A Class A
02/20/2028	1.660%	1,878,000	1,632,885
Series 2022-4A Class A
02/20/2029	4.770%	1,019,000	974,774
Series 2023-1A Class A
04/20/2029	5.250%	3,663,000	3,564,606
Series 2023-2A Class A
10/20/2027	5.200%	2,336,000	2,272,531
Series 2023-4A Class A
06/20/2029	5.490%	4,876,000	4,787,711
Series 2023-6A Class A
12/20/2029	5.810%	2,761,000	2,756,054
BA Credit Card Trust
Series 2023-A1 Class A1
05/15/2028	4.790%	4,519,000	4,486,142
BMW Vehicle Lease Trust
Series 2023-1 Class A4
06/25/2026	5.070%	1,403,000	1,389,879
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Business Jet Securities LLC(a)
Series 2021-1A Class A
04/15/2036	2.162%	1,389,619	1,274,287
Subordinated Series 2021-1 Class B
04/15/2036	2.918%	1,861,447	1,648,107
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	4,368,023	4,018,647
Capital One Multi-Asset Execution Trust
Series 2022-A2 Class A
05/15/2027	3.490%	2,773,000	2,681,906
Series 2023-A1 Class A
05/15/2028	4.420%	2,316,000	2,274,998
Capital One Prime Auto Receivables Trust
Series 2023-1 Class A3
02/15/2028	4.870%	5,809,000	5,734,999
Series 2023-1 Class A4
08/15/2028	4.760%	1,936,000	1,910,816
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	849,250	713,474
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	1,455,175	1,446,939
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	1,305,000	1,248,808
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	5.710%	454,967	434,713
Chase Funding Trust(c)
Series 2003-4 Class 1A5
05/25/2033	5.916%	184,396	173,514
Series 2003-6 Class 1A5
11/25/2034	4.888%	139,378	135,099
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	6.800%	585,652	584,218
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	364,556	341,711
Series 2019-A Class A2
12/28/2048	3.280%	906,688	821,901
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Receivables Asset Investment Trust(a),(b)
Series 2021-1 Class A1X
3-month Term SOFR + 3.750% Floor 3.000% 12/15/2024	8.736%	1,069,999	1,072,999
COOF Securitization Trust Ltd.(a),(c),(d)
CMO Series 2014-1 Class A
06/25/2040	2.902%	266,504	19,466
Credit Acceptance Auto Loan Trust(a)
Series 2021-2A Class A
02/15/2030	0.960%	757,805	742,813
Series 2021-3A Class B
07/15/2030	1.380%	4,162,000	3,853,038
Subordinated Series 2021-3A Class C
09/16/2030	1.630%	1,504,000	1,377,092
Subordinated Series 2023-1A Class C
07/15/2033	7.710%	5,195,000	5,221,405
Subordinated Series 2023-2A Class C
09/15/2033	7.150%	3,750,000	3,687,076
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,497,230
Diamond Resorts Owner Trust(a)
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	1,546,281	1,390,184
Discover Card Execution Note Trust
Series 2022-A3 Class A3
07/15/2027	3.560%	5,968,000	5,767,933
Series 2022-A4 Class A
10/15/2027	5.030%	769,000	765,071
Series 2023-A1 Class A
03/15/2028	4.310%	4,612,000	4,511,622
Series 2023-A2 Class A
06/15/2028	4.930%	8,120,000	8,084,157
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	311,275	310,172
DT Auto Owner Trust(a)
Subordinated Series 2021-2A Class C
02/16/2027	1.100%	2,104,000	2,033,515
Enterprise Fleet Financing LLC(a)
Series 2023-1 Class A2
01/22/2029	5.510%	2,788,000	2,751,772
Series 2023-1 Class A3
10/22/2029	5.420%	1,719,000	1,701,762
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	6,601,185
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-2A Class E
11/15/2030	9.750%	863,000	852,887
Exeter Automobile Receivables Trust
Subordinated Series 2022-2A Class D
07/17/2028	4.560%	6,035,000	5,747,137
Subordinated Series 2022-5A Class D
02/15/2029	7.400%	5,000,000	5,068,714
Flagship Credit Auto Trust(a)
Series 2019-4 Class D
01/15/2026	3.120%	3,600,000	3,488,359
Ford Credit Auto Lease Trust
Series 2023-A Class A4
05/15/2026	4.830%	1,492,000	1,470,441
Ford Credit Auto Owner Trust(a)
Series 2022-1 Class A
11/15/2034	3.880%	6,426,000	6,085,315
Series 2023-1 Class A
08/15/2035	4.850%	7,244,000	7,092,617
Ford Credit Auto Owner Trust
Series 2022-D Class A4
03/15/2028	5.300%	917,000	913,132
Series 2023-A Class A3
02/15/2028	4.650%	3,954,000	3,899,884
Series 2023-B Class A3
05/15/2028	5.230%	3,379,000	3,371,627
Series 2023-B Class A4
02/15/2029	5.060%	1,338,000	1,332,306
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	3,609,000	3,568,518
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	189,730	186,482
Series 2020-1A Class A
07/16/2040	3.540%	1,156,728	1,110,677
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-2 Class D
09/15/2027	1.920%	850,000	782,798
FREED ABS Trust(a)
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	1,503,533	1,478,062
Subordinated Series 2021-3FP Class D
11/20/2028	2.370%	2,230,000	2,071,064
Subordinated Series 2022-1FP Class D
03/19/2029	3.350%	4,150,000	3,852,823
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	1,200,000	1,130,014

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-1A Class E
01/18/2028	3.140%	7,240,000	6,618,754
Subordinated Series 2021-3A Class D
07/15/2027	1.480%	8,330,000	7,459,994
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	2,250,000	2,073,237
GM Financial Automobile Leasing Trust
Series 2023-1 Class A4
01/20/2027	5.160%	2,090,000	2,070,882
Series 2023-2 Class A3
07/20/2026	5.050%	2,801,000	2,775,330
Series 2023-2 Class A4
05/20/2027	5.090%	1,277,000	1,265,623
GM Financial Consumer Automobile Receivables Trust
Series 2022-2 Class A3
02/16/2027	3.100%	4,524,000	4,373,656
Series 2022-4 Class A3
08/16/2027	4.820%	1,574,000	1,555,703
GM Financial Revolving Receivables Trust(a)
Series 2022-1 Class A
10/11/2035	5.910%	2,406,000	2,452,284
Series 2023-1 Class A
04/11/2035	5.120%	3,621,000	3,584,553
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	6,270,000	6,271,514
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	8,296	8,217
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	163,215	143,495
Series 2017-2A Class A
10/15/2053	3.260%	838,859	736,971
Series 2019-2A Class A
04/15/2055	2.760%	1,162,688	962,228
Goodgreen Trust(a),(e),(f)
Series 2017-R1A Class R
10/20/2052	5.000%	775,240	643,449
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	281,737	245,994
Series 2017-1A Class A2
09/20/2047	4.460%	436,329	392,788
Series 2017-3A Class A2
09/20/2048	3.950%	571,511	500,562
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Vehicle Financing III LLC(a)
Series 2022-1A Class A
06/25/2026	1.990%	3,708,000	3,436,711
Series 2023-2A Class A
09/25/2029	5.570%	4,646,000	4,584,864
Hertz Vehicle Financing III LP(a)
Series 2021-2A Class A
12/27/2027	1.680%	2,318,000	2,019,736
Hertz Vehicle Financing LLC(a)
Series 2022-4A Class A
09/25/2026	3.730%	2,253,000	2,145,481
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/19/2037	8.817%	3,998,500	3,755,637
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	117,442	114,948
Honda Auto Receivables Owner Trust
Series 2023-1 Class A3
04/21/2027	5.040%	5,040,000	5,009,985
Series 2023-1 Class A4
06/21/2029	4.970%	2,423,000	2,407,198
Hyundai Auto Lease Securitization Trust(a)
Series 2023-B Class A4
04/15/2027	5.170%	2,033,000	2,002,588
Hyundai Auto Receivables Trust
Series 2021-C Class A4
12/15/2027	1.030%	1,650,000	1,502,777
Series 2022-A Class A3
10/15/2026	2.220%	3,070,000	2,945,072
Series 2023-A Class A4
07/17/2028	4.480%	1,844,000	1,807,186
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	3,708,000	3,611,706
Subordinated Series 2021-A Class C
12/15/2028	2.750%	3,541,806	3,459,948
Subordinated Series 2021-B Class B
02/15/2029	1.680%	3,645,598	3,612,784
Lendmark Funding Trust(a)
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,369,869
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	4,040,400
LP LMS Asset Securitization Trust(a),(e),(f)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	7,381,000	6,981,100

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LPMS(a),(e),(f)
Series 2021-1A Class B
04/15/2041	3.966%	7,000,000	6,929,727
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,066,134
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,254,171
Series 2019-AA Class D
07/20/2032	5.440%	6,000,000	5,591,497
Subordinated Series 2022-AA Class D
10/20/2037	9.100%	3,650,000	3,685,493
Marlette Funding Trust(a)
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	3,420,000	3,405,606
Mercedes-Benz Auto Lease Trust
Series 2023-A Class A3
01/15/2027	4.740%	2,736,000	2,700,757
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A4
02/15/2029	5.250%	2,122,000	2,131,568
Series 2023-1 Class A4
04/16/2029	4.310%	1,652,000	1,615,382
Mercury Financial Credit Card Master Trust(a)
Series 2023-1A Class A
09/20/2027	8.040%	5,937,000	5,941,900
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	552,503	534,130
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	7.343%	1,283,444	1,288,804
Navient Private Education Loan Trust(a)
Series 2020-IA Class A1A
04/15/2069	1.330%	1,968,198	1,720,083
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	8,082	8,060
Series 2018-CA Class A2
06/16/2042	3.520%	54,035	52,988
Series 2018-DA Class A2A
12/15/2059	4.000%	1,593,455	1,517,075
Series 2019-A Class A2A
01/15/2043	3.420%	881,546	850,622
Series 2019-CA Class A2
02/15/2068	3.130%	599,066	566,214
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-D Class A2A
12/15/2059	3.010%	1,856,930	1,698,149
Series 2019-FA Class A2
08/15/2068	2.600%	1,386,801	1,276,310
Series 2020-BA Class A2
01/15/2069	2.120%	771,579	699,901
Series 2020-EA Class A
05/15/2069	1.690%	3,688,288	3,275,436
Series 2020-GA Class A
09/16/2069	1.170%	1,276,524	1,133,371
Series 2021-A Class A
05/15/2069	0.840%	422,277	366,564
Series 2021-BA Class A
07/15/2069	0.940%	764,213	661,774
Series 2021-CA Class A
10/15/2069	1.060%	2,947,208	2,550,939
Series 2021-EA Class A
12/16/2069	0.970%	4,093,794	3,464,051
Series 2021-FA Class A
02/18/2070	1.110%	2,553,486	2,132,015
Series 2021-GA Class A
04/15/2070	1.580%	640,536	550,397
Series 2022-A Class A
07/15/2070	2.230%	6,228,756	5,398,868
Navient Student Loan Trust(a)
Series 2019-BA Class A2A
12/15/2059	3.390%	1,377,904	1,296,640
Series 2021-3A Class A1A
08/25/2070	1.770%	2,782,363	2,395,813
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% Floor 0.180% 10/27/2036	5.435%	676,566	660,278
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	5.415%	1,956,530	1,924,970
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	5.365%	2,221,904	2,157,637
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	5.328%	4,146,831	4,047,943

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	5.348%	3,634,548	3,553,486
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	5.408%	293,027	282,496
Nissan Auto Lease Trust
Series 2023-B Class A3
07/15/2026	5.690%	4,714,000	4,720,364
Series 2023-B Class A4
11/15/2027	5.610%	1,804,000	1,805,708
Nissan Auto Receivables Owner Trust
Series 2022-B Class A4
11/15/2029	4.450%	1,270,000	1,242,788
Series 2023-A Class A4
06/17/2030	4.850%	956,000	945,251
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	700,000	645,959
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	539,428
Oportun Funding XIV LLC(a)
Series 2021-1 Class A
03/08/2028	1.210%	1,129,071	1,076,777
Oportun Issuance Trust(a)
Subordinated Series 2022-A Class C
06/09/2031	7.400%	5,250,000	4,965,364
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	4,498,146	4,410,317
PenFed Auto Receivables Owner Trust(a)
Series 2022-A Class A3
04/15/2026	3.960%	1,929,000	1,893,662
Series 2022-A Class A4
12/15/2028	4.180%	948,000	922,856
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	3,301,224
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	209,186	181,496
Santander Drive Auto Receivables Trust
Series 2022-2 Class A3
10/15/2026	2.980%	4,180,722	4,134,751
Series 2022-3 Class A3
12/15/2026	3.400%	1,816,754	1,793,385
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-4 Class A3
02/16/2027	4.140%	2,778,000	2,738,592
Series 2022-5 Class A3
08/17/2026	4.110%	2,298,000	2,275,073
Series 2022-6 Class A3
11/16/2026	4.490%	4,756,000	4,710,740
Series 2022-7 Class A3
04/15/2027	5.750%	1,076,000	1,074,636
Subordinated Series 2023-2 Class C
12/16/2030	5.470%	3,700,000	3,630,112
SART(f)
Series 2017-1 Class X
11/17/2025	4.750%	318,577	307,267
SART(a),(f)
Series 2018-1 Class A
06/15/2025	4.750%	487,314	464,166
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	4,598,088
Subordinated Series 2022-2A Class E
06/20/2035	6.500%	4,484,000	3,824,964
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	3,580,031	3,418,101
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	6.271%	247,838	245,852
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	6.643%	282,305	282,145
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	6.293%	383,450	382,201
Series 2023-B Class A1B
30-day Average SOFR + 1.800% Floor 1.800% 10/16/2056	5.000%	2,353,000	2,358,057
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	3,591,787	3,446,948
Series 2018-C Class A2A
11/15/2035	3.630%	1,326,421	1,240,274
Series 2020-BA Class A1A
07/15/2053	1.290%	856,321	762,165

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-PTA Class A2A
09/15/2054	1.600%	2,131,251	1,889,515
Series 2020-PTB Class A2A
09/15/2054	1.600%	6,027,957	5,298,013
Series 2021-A Class APT1
01/15/2053	1.070%	3,765,497	3,216,463
Series 2021-B Class A
07/17/2051	1.310%	1,314,544	1,140,820
Series 2021-D Class A1A
03/17/2053	1.340%	3,593,714	3,163,359
Series 2021-E Class A1A
02/15/2051	1.680%	2,586,644	2,289,863
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	102,797	97,854
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	254,910	228,024
Series 2021-A Class AFX
08/17/2043	1.030%	882,365	743,696
Series 2021-B Class AFX
02/15/2047	1.140%	2,041,655	1,703,005
Synchrony Card Funding LLC
Series 2022-A2 Class A
07/15/2028	3.860%	1,432,000	1,387,619
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	354,738	352,634
Series 2022-2A Class A
12/15/2028	6.060%	2,120,848	2,094,731
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	1,991,000	1,968,341
Toyota Auto Receivables Owner Trust
Series 2022-D Class A4
04/17/2028	5.430%	1,158,000	1,171,864
Series 2023-A Class A4
08/15/2028	4.420%	1,554,000	1,521,287
Series 2023-B Class A3
02/15/2028	4.710%	2,373,000	2,346,728
United Auto Credit Securitization Trust(a)
Series 2022-2 Class E
04/10/2029	10.000%	1,000,000	950,681
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	1,868,980	1,773,412
Series 2021-ST8 Class A
10/20/2029	1.750%	1,708,885	1,615,428
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2021-1 Class B
03/20/2031	1.890%	510,408	506,432
US Auto Funding(a)
Subordinated Series 2021-1A Class B
03/17/2025	1.490%	1,040,312	1,027,057
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	6,000,000	5,851,106
US Auto Funding Trust(a)
Subordinated Series 2022-1A Class D
07/15/2027	9.140%	5,000,000	921,724
Verizon Master Trust
Series 2022-2 Class A
07/20/2028	1.530%	1,761,000	1,646,911
Series 2023-2 Class A
04/13/2028	4.890%	1,325,000	1,310,281
Series 2023-4 Class A1A
06/20/2029	5.160%	6,117,000	6,096,455
Verizon Master Trust(c)
Series 2022-4 Class A
11/20/2028	3.400%	3,777,000	3,634,078
Series 2022-6 Class A
01/22/2029	3.670%	2,361,000	2,281,840
Series 2023-1 Class A
01/22/2029	4.490%	3,606,000	3,545,206
Veros Auto Receivables Trust(a)
Subordinated Series 2021-1 Class B
10/15/2026	1.490%	2,800,000	2,699,118
VM Debt LLC(a),(e),(f)
Series 2019-1 Class A1A
07/18/2027	7.460%	8,998,528	7,526,639
Volkswagen Auto Loan Enhanced Trust
Series 2023-1 Class A3
06/20/2028	5.020%	2,634,000	2,623,121
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	210,324	202,621
World Omni Select Auto Trust
Series 2023-A Class A2A
03/15/2027	5.920%	2,339,000	2,335,721
Total Asset-Backed Securities — Non-Agency (Cost $529,207,278)			502,183,700

Commercial Mortgage-Backed Securities - Agency 5.0%

Fannie Mae Multifamily REMIC Trust(c)
Series 2022-M10 Class A2
01/25/2032	2.003%	7,800,000	6,376,454

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Multifamily REMIC Trust
Series 2022-M1S Class A2
04/25/2032	2.081%	8,700,000	7,182,433
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,337,259
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	707,743
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,751,493
Series K145 Class AM (FHLMC)
06/25/2055	2.580%	8,250,000	7,067,877
Series K146 Class A2 (FHLMC)
06/25/2032	2.920%	5,900,000	5,219,742
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,400,905
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,241,125
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,177,614
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,150,482
Federal National Mortgage Association
12/01/2025	3.765%	3,321,644	3,215,215
07/01/2026	4.450%	2,399,506	2,369,028
12/01/2026	3.240%	1,500,000	1,423,943
01/01/2027	3.710%	2,867,603	2,763,855
02/01/2027	3.340%	1,000,000	954,233
05/01/2027	2.430%	2,287,762	2,094,950
06/01/2027	2.370%	4,550,000	4,155,412
06/01/2027	3.000%	1,932,293	1,810,821
06/01/2028	3.570%	2,787,000	2,667,838
11/01/2028	1.859%	7,300,000	6,284,383
11/01/2028	4.250%	545,662	536,624
02/01/2029	3.740%	1,515,000	1,452,478
10/01/2029	3.121%	2,206,224	2,052,935
02/01/2030	2.570%	2,505,113	2,234,651
02/01/2030	2.920%	2,653,218	2,427,614
02/01/2030	3.550%	1,000,000	939,858
05/01/2030	3.420%	8,892,812	8,246,385
06/01/2030	3.130%	4,812,000	4,399,706
07/01/2030	3.850%	4,380,826	4,196,481
02/01/2031	3.260%	6,236,000	5,662,818
01/01/2032	2.730%	2,510,461	2,208,651
01/01/2032	2.730%	1,825,000	1,592,692
01/01/2032	2.780%	2,138,651	1,882,139
01/01/2032	2.970%	1,555,059	1,387,246
02/01/2032	2.990%	2,882,606	2,572,588
05/01/2032	3.090%	5,565,000	4,976,060
06/01/2032	3.540%	7,921,000	7,347,284
11/01/2032	4.180%	6,605,000	6,440,906
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2032	4.230%	3,967,627	3,879,261
11/01/2032	4.705%	3,400,000	3,443,014
12/01/2032	4.830%	4,717,000	4,807,022
11/01/2033	2.430%	1,323,384	1,115,680
12/01/2033	2.500%	1,628,856	1,372,926
04/01/2035	3.330%	2,363,155	2,151,223
10/01/2035	2.880%	5,000,000	4,069,425
Series 2015-M10 Class A2
04/25/2027	3.092%	7,788,867	7,356,520
Series 2017-M5 Class A2
04/25/2029	3.176%	1,363,036	1,258,622
Series 2017-T1 Class A
06/25/2027	2.898%	2,760,530	2,560,087
Series 2021-M3 Class 1A1
11/25/2033	1.000%	3,106,566	2,912,405
Series 2022-M13 Class A2
06/25/2032	2.593%	11,430,000	9,777,006
Federal National Mortgage Association(c)
06/01/2037	5.888%	356,633	353,069
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	186,754	184,216
CMO Series 2015-M11 Class A2
04/25/2025	2.945%	1,761,103	1,687,934
Series 2017-M12 Class A2
06/25/2027	3.165%	1,581,335	1,491,986
Series 2018-M10 Class A2
07/25/2028	3.469%	2,683,000	2,533,861
Series 2018-M3 Class A2
02/25/2030	3.171%	924,338	850,613
Series 2018-M4 Class A2
03/25/2028	3.166%	1,125,965	1,057,914
Series 2022-M3 Class A2
11/25/2031	1.764%	16,900,000	13,655,812
Federal National Mortgage Association(c),(d)
Series 2021-M3 Class X1
11/25/2033	2.052%	35,721,132	3,086,027
Freddie Mac Multiclass Certificates(c),(d)
Series 2021-P011 Class X1
09/25/2045	1.786%	20,657,836	2,516,748
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	8.817%	1,000,000	900,679
Freddie Mac Multifamily Structured Pass Through Certificates(c)
Series K-150 Class A2
09/25/2032	3.710%	13,100,000	12,335,108

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Structured Pass-Through Certificates(c)
Series K153 Class A2 (FHLMC)
12/25/2032	3.820%	5,800,000	5,504,404
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(d)
Series KL05 Class X1P (FHLMC)
06/25/2029	1.024%	75,000,000	3,414,382
FREMF Mortgage Trust(a),(c)
Subordinated Series 2015-K44 Class B
01/25/2048	3.847%	3,410,000	3,272,284
Subordinated Series 2016-K59 Class B
11/25/2049	3.700%	2,383,000	2,222,857
Subordinated Series 2019-K92 Class B
05/25/2052	4.341%	6,000,000	5,553,400
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	5.444%	407,669	404,666
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	5.534%	1,988,836	1,973,858
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	5.534%	1,953,170	1,937,013
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	5.534%	1,075,388	1,066,951
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	5.544%	408,807	406,064
Government National Mortgage Association(c)
CMO Series 2014-168 Class VB
06/16/2047	3.435%	490,364	488,487
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
1-month USD LIBOR + 3.750% Floor 3.750% 03/25/2050	8.900%	8,008,000	7,670,064
Total Commercial Mortgage-Backed Securities - Agency (Cost $261,657,678)			245,181,509

Commercial Mortgage-Backed Securities - Non-Agency 5.5%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,200,660	2,131,910
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	492,017
Series 2014-SFR3 Class A
12/17/2036	3.678%	970,666	935,875
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	984,813
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,056,564	1,009,026
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,117,089
Subordinated Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	194,539
Subordinated Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	1,946,777
Subordinated Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,777,272
AMSR Trust(a)
Series 2020-SFR5 Class D
11/17/2037	2.180%	3,750,000	3,383,363
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	3,690,431
Subordinated Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,256,127
Subordinated Series 2020-SFR4 Class E2
11/17/2037	2.456%	4,275,000	3,817,926
Subordinated Series 2020-SFR5 Class F
11/17/2037	2.686%	5,000,000	4,479,982
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,173,333
Subordinated Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	4,444,859
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,190,836
Subordinated Series 2022-SFR1 Class F
03/17/2039	6.021%	8,500,000	7,707,630
AMSR Trust(a),(c)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	1,845,191
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	1,838,580
AREIT Trust(a),(b)
Series 2021-CRE5 Class C
1-month USD LIBOR + 2.250% Floor 2.250% 08/17/2026	7.407%	8,000,000	7,512,542

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANK5(c)
Series 2023-5YR1 Class A3
04/15/2056	6.260%	1,299,000	1,319,557
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	636,177	611,661
BBCMS Mortgage Trust(c),(g)
Series 2023-C20 Class A5
07/15/2056	5.576%	843,000	867,081
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,471,716
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(d)
CMO Series 2007-T26 Class X1
01/12/2045	1.169%	61,963	1
Benchmark Mortgage Trust(g)
Series 2023-B39 Class A5
07/15/2055	5.754%	1,680,000	1,723,070
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	5.893%	6,056,000	5,859,902
Series 2021-XL2 Class A
1-month USD LIBOR + 0.689% Floor 0.689% 10/15/2038	5.882%	2,600,362	2,523,694
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	680,568	648,530
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A5
02/15/2053	2.717%	6,215,000	5,227,743
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(c),(d)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	181,909	0
Comm Mortgage Trust(c)
Series 2013-CR13 Class A4
11/10/2046	4.194%	943,000	932,722
COMM Mortgage Trust
Series 2013-CR11 Class A4
08/10/2050	4.258%	612,825	610,974
Series 2014-UBS4 Class A4
08/10/2047	3.420%	1,700,000	1,650,181
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,565,000	1,504,538
COMM Mortgage Trust(a),(c)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	2,804,752
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	3,743,514
Subordinated Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,190,489
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	1,825,000
Commercial Mortgage Trust
Series 2014-CR19 Class ASB
08/10/2047	3.499%	275,813	270,423
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,376,618
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,081,046
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	1,179,752	1,117,575
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	1,926,252
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A2
06/15/2052	3.067%	1,046,000	914,453
EQUS Mortgage Trust(a),(b)
Series 2021-EQAZ Class A
1-month USD LIBOR + 0.755% Floor 0.755% 10/15/2038	5.948%	2,370,952	2,302,838
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	3,600,000	3,264,221
Subordinated Series 2021-SFR1 Class E2
08/17/2038	2.489%	6,000,000	5,043,000
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	4,800,000	4,089,600
Subordinated Series 2021-SFR2 Class E2
09/17/2038	2.358%	5,600,000	4,783,281
Subordinated Series 2022-SFR2 Class E1
07/17/2039	4.500%	6,800,000	5,963,084
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	7.067%	3,064,650	2,937,301
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	8.417%	7,250,000	6,200,499
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	9.317%	3,947,131	3,953,329

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	11.567%	2,500,000	2,500,043
FREMF Mortgage Trust(a),(c)
Series 2020-K737 Class B
01/25/2053	3.418%	4,000,000	3,666,494
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,155,413
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,360,043
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	3,723,723
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	812,090	810,686
Series 2014-GC18 Class A4
01/10/2047	4.074%	3,217,000	3,171,873
Series 2015-GC32 Class A3
07/10/2048	3.498%	966,454	918,757
Series 2015-GC32 Class AAB
07/10/2048	3.513%	2,886,941	2,799,942
Series 2020-GSA2 Class A4
12/12/2053	1.721%	3,042,000	2,386,874
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	1,103,148	1,067,385
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	1,924,130
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
01/15/2047	4.199%	605,000	598,261
Series 2014-C23 Class A4
09/15/2047	3.670%	475,065	460,879
Series 2015-C28 Class A3
10/15/2048	2.912%	2,025,561	1,914,175
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
CMO Series 2006-CB15 Class X1
06/12/2043	0.766%	247,442	2,543
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class A4
12/15/2046	4.166%	2,645,000	2,630,700
KGS-Alpha SBA COOF Trust(a),(c),(d)
CMO Series 2012-2 Class A
08/25/2038	0.802%	725,161	13,378
CMO Series 2013-2 Class A
03/25/2039	1.706%	1,054,430	33,515
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-2 Class A
04/25/2040	2.893%	247,896	16,291
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,352,480
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month USD LIBOR + 0.950% Floor 0.950% 11/15/2038	6.143%	3,665,409	3,553,169
Morgan Stanley Capital I Trust(a),(c),(d)
CMO Series 2006-T21 Class X
10/12/2052	0.061%	1,754,496	3
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	826,558
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
07/15/2053	1.790%	1,424,000	1,129,693
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,660,675
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,124,567
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	5,961,133
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/17/2038	2.209%	8,435,000	7,200,876
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	4,239,572
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	4,750,000	4,142,741
Subordinated Series 2021-SFR5 Class E2
07/17/2038	2.359%	4,730,000	4,030,967
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,003,755
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	6,000,000	5,146,045
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,361,956
Subordinated Series 2022-SFR1 Class F
02/17/2041	4.880%	7,000,000	5,772,200
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,162,762

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a),(h)
Subordinated Series 2020-SFR2 Class GREG
06/17/2037	0.000%	5,154,026	4,370,777
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	2,800,161
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	739,929
SLG Office Trust(a)
Series 2021-OVA Class A
07/15/2041	2.585%	5,710,000	4,568,295
Starwood Waypoint Homes Trust(f)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,179,250
TPI Re-REMIC Trust(a),(h)
Series 2022-FRR1 Class DK33
07/25/2046	0.000%	3,500,000	3,437,741
Series 2022-FRR1 Class DK34
07/25/2046	0.000%	7,175,000	7,047,368
Series 2022-FRR1 Class DK35
08/25/2046	0.000%	2,639,000	2,592,056
Wachovia Bank Commercial Mortgage Trust(a),(c),(d)
CMO Series 2004-C12 Class
07/15/2041	0.876%	606,983	1,360
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	409,149	4
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month USD LIBOR + 1.150% Floor 1.150% 02/15/2040	6.343%	2,368,002	2,226,993
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $293,934,654)			267,456,954

Convertible Bonds 0.0%

Banking 0.0%
ING Groep NV(i),(j)
	3.875%	1,500,000	1,072,500
Westpac Banking Corp.
Subordinated
07/24/2039	4.421%	346,000	285,269
Total			1,357,769
Total Convertible Bonds (Cost $1,846,000)			1,357,769

Corporate Bonds & Notes 28.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Airbus Group SE(a)
04/10/2027	3.150%	409,000	382,417
04/10/2047	3.950%	150,000	126,729
BAE Systems PLC(a)
02/15/2031	1.900%	417,000	334,897
09/15/2050	3.000%	209,000	143,298
Boeing Co. (The)
02/04/2026	2.196%	3,122,000	2,866,912
05/01/2026	3.100%	580,000	545,435
05/01/2027	5.040%	495,000	489,361
03/01/2028	3.250%	340,000	309,771
02/01/2035	3.250%	1,011,000	819,550
02/01/2050	3.750%	1,803,000	1,353,878
Lockheed Martin Corp.
02/15/2034	4.750%	3,286,000	3,277,025
05/15/2036	4.500%	400,000	386,095
Northrop Grumman Corp.
05/01/2030	4.400%	1,057,000	1,030,605
Raytheon Technologies Corp.
02/27/2033	5.150%	2,386,000	2,417,904
04/15/2047	4.350%	180,000	159,904
02/27/2053	5.375%	1,479,000	1,535,921
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%	420,000	416,923
11/30/2029	9.375%	168,000	180,088
TransDigm, Inc.(a)
03/15/2026	6.250%	685,000	681,658
TransDigm, Inc.
11/15/2027	5.500%	685,000	647,793
United Technologies Corp.
06/01/2042	4.500%	153,000	140,940
05/15/2045	4.150%	199,000	169,665
11/01/2046	3.750%	450,000	362,761
Total			18,779,530
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	619,113	596,550
Airlines 0.4%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,310,928	1,234,910
Series 2017-1 Class A
01/15/2030	3.550%	418,662	359,550
Series 2017-1 Class AA
01/15/2030	3.300%	295,526	261,334
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	1,223,050	1,090,349

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	900,000	892,181
04/20/2029	5.750%	2,545,000	2,473,351
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	452,661	400,841
Series 2018-1 Class AA
09/20/2031	3.800%	325,917	299,612
Series 2019-1 Class AA
12/15/2032	3.300%	565,956	492,130
Continental Airlines Pass-Through Trust
10/29/2024	4.000%	95,403	92,318
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	3,017,000	2,928,263
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	221,970	194,380
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	1,000,056	854,423
United Airlines, Inc.(a)
04/15/2026	4.375%	1,040,000	988,126
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	175,189	168,682
03/01/2026	4.600%	207,706	195,503
Series 2016-1 Class AA
07/07/2028	3.100%	567,830	511,951
Series 2016-1 Class B
01/07/2026	3.650%	74,901	68,646
Series 2018-1 Class A
03/01/2030	3.700%	1,407,874	1,218,542
Series 2018-1 Class AA
03/01/2030	3.500%	643,151	575,664
Series 2019-1 Class A
08/25/2031	4.550%	751,040	665,197
Series 2019-1 Class AA
08/25/2031	4.150%	840,093	769,341
Total			16,735,294
Apartment REIT 0.1%
American Homes 4 Rent LP
04/15/2032	3.625%	1,584,000	1,372,248
04/15/2052	4.300%	710,000	555,777
ERP Operating LP
12/01/2028	4.150%	164,000	155,851
Essex Portfolio LP
01/15/2031	1.650%	307,000	233,001
06/15/2031	2.550%	817,000	659,776
03/15/2032	2.650%	295,000	237,523
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	273,000	211,676
04/15/2032	4.150%	1,577,000	1,419,696
Mid-America Apartments LP
10/15/2023	4.300%	812,000	807,843
UDR, Inc.
09/01/2026	2.950%	363,000	331,990
01/15/2030	3.200%	188,000	166,423
08/15/2031	3.000%	115,000	97,715
08/01/2032	2.100%	266,000	202,269
Total			6,451,788
Automotive 0.8%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	1,055,000	1,003,346
04/15/2028	7.000%	500,000	507,052
Allison Transmission, Inc.(a)
06/01/2029	5.875%	1,030,000	1,005,188
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,805,000	1,712,154
Clarios Global LP(a)
05/15/2025	6.750%	741,000	742,355
Daimler Trucks Finance North America LLC(a)
04/07/2025	3.500%	400,000	384,871
Dana, Inc.
06/15/2028	5.625%	1,060,000	1,002,738
Ford Motor Credit Co. LLC
11/13/2025	3.375%	2,205,000	2,049,201
01/08/2026	4.389%	1,685,000	1,596,785
06/10/2026	6.950%	281,000	282,436
08/10/2026	2.700%	1,117,000	997,281
01/09/2027	4.271%	201,000	186,000
08/17/2027	4.125%	2,845,000	2,594,368
02/10/2029	2.900%	1,547,000	1,281,931
05/03/2029	5.113%	948,000	878,361
06/10/2030	7.200%	2,737,000	2,765,080
06/17/2031	3.625%	700,000	573,338
General Motors Co.
04/01/2045	5.200%	737,000	628,417
General Motors Financial Co., Inc.
10/15/2024	1.200%	830,000	780,685
04/07/2025	3.800%	195,000	188,094
01/08/2026	1.250%	714,000	637,841
01/08/2031	2.350%	477,000	374,419
06/10/2031	2.700%	400,000	318,903
Goodyear Tire & Rubber Co. (The)
05/31/2025	9.500%	385,000	394,564
07/15/2029	5.000%	455,000	410,328
04/30/2031	5.250%	495,000	435,998
07/15/2031	5.250%	940,000	816,588

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Harley-Davidson Financial Services, Inc.(a)
03/10/2028	6.500%	1,378,000	1,378,643
Hyundai Capital America(a)
01/08/2024	0.800%	726,000	706,687
10/15/2025	1.800%	208,000	189,763
01/08/2026	1.300%	2,211,000	1,977,861
03/30/2026	5.500%	1,840,000	1,825,826
06/15/2026	1.500%	1,710,000	1,512,553
02/10/2027	3.000%	315,000	287,126
10/15/2027	2.375%	218,000	190,805
01/10/2028	1.800%	331,000	279,111
03/30/2028	5.600%	2,872,000	2,851,996
06/26/2030	5.700%	1,814,000	1,803,763
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	556,000	551,982
Total			38,104,438
Banking 7.0%
ABN AMRO Bank NV(a),(j)
12/13/2029	2.470%	1,300,000	1,089,347
Subordinated
03/13/2037	3.324%	1,000,000	759,048
AIB Group PLC(a)
10/12/2023	4.750%	577,000	573,695
AIB Group PLC(a),(j)
04/10/2025	4.263%	655,000	639,532
American Express Co.
11/04/2026	1.650%	455,000	404,872
11/05/2027	5.850%	1,200,000	1,229,377
Subordinated
12/05/2024	3.625%	170,000	165,167
American Express Co.(j)
05/01/2034	5.043%	3,208,000	3,137,837
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	253,319
ASB Bank Ltd.(a)
05/23/2024	3.125%	293,000	285,709
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	214,888
Banco Santander SA
05/28/2025	2.746%	400,000	375,724
03/25/2026	1.849%	400,000	357,926
Banco Santander SA(j)
09/14/2027	1.722%	200,000	173,875
Subordinated
11/22/2032	3.225%	200,000	158,261
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(j)
07/23/2024	3.864%	250,000	249,675
10/01/2025	3.093%	737,000	709,322
01/20/2027	5.080%	2,361,000	2,333,475
07/22/2027	1.734%	4,573,000	4,080,522
02/04/2028	2.551%	1,545,000	1,394,594
04/24/2028	3.705%	1,800,000	1,688,803
12/20/2028	3.419%	6,879,000	6,324,249
04/25/2029	5.202%	4,044,000	4,000,632
02/13/2031	2.496%	1,689,000	1,413,610
07/23/2031	1.898%	715,000	569,188
04/22/2032	2.687%	1,930,000	1,598,993
02/04/2033	2.972%	2,190,000	1,823,321
04/25/2034	5.288%	8,381,000	8,304,146
06/19/2041	2.676%	4,775,000	3,354,173
Bank of America NA
Subordinated
10/15/2036	6.000%	350,000	373,976
Bank of Montreal(j)
Subordinated
12/15/2032	3.803%	199,000	175,525
Bank of New York Mellon Corp. (The)(j)
04/26/2027	4.947%	6,171,000	6,092,275
04/26/2034	4.967%	4,146,000	4,047,737
Bank of Nova Scotia (The)
04/11/2025	3.450%	1,150,000	1,108,132
06/12/2028	5.250%	3,638,000	3,614,152
Subordinated
12/16/2025	4.500%	260,000	250,812
Banque Federative du Credit Mutuel SA(a)
07/13/2025	4.524%	2,260,000	2,198,594
01/26/2026	4.935%	320,000	314,512
10/04/2026	1.604%	745,000	656,299
Barclays PLC(j)
12/10/2024	1.007%	577,000	563,002
05/09/2027	5.829%	5,456,000	5,383,959
11/02/2033	7.437%	3,623,000	3,919,830
05/09/2034	6.224%	2,817,000	2,807,287
BNP Paribas SA(a),(j)
06/09/2026	2.219%	289,000	267,694
01/13/2027	1.323%	230,000	204,120
06/12/2029	5.335%	3,634,000	3,586,637
01/20/2033	3.132%	341,000	279,650
BPCE SA(a)
01/20/2026	1.000%	401,000	357,014
01/18/2028	5.125%	2,950,000	2,893,851
Subordinated
07/11/2024	4.625%	300,000	292,415
BPCE SA(a),(j)
10/06/2026	1.652%	284,000	254,695
01/20/2032	2.277%	855,000	660,091

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
10/19/2032	3.116%	2,390,000	1,849,550
BPCE SA
12/02/2026	3.375%	700,000	653,591
Capital One Financial Corp.(j)
11/02/2027	1.878%	450,000	386,980
06/08/2029	6.312%	3,638,000	3,615,208
06/08/2034	6.377%	2,728,000	2,708,561
Capital One Financial Corp.
Subordinated
10/29/2025	4.200%	239,000	229,044
Citigroup, Inc.(j)
04/24/2025	3.352%	220,000	215,067
01/25/2026	2.014%	3,720,000	3,498,365
04/08/2026	3.106%	682,000	651,180
09/29/2026	5.610%	2,511,000	2,510,079
02/24/2028	3.070%	690,000	635,155
07/24/2028	3.668%	1,140,000	1,067,243
04/23/2029	4.075%	170,000	160,134
03/20/2030	3.980%	1,300,000	1,204,053
01/29/2031	2.666%	2,000,000	1,691,827
11/03/2032	2.520%	2,275,000	1,833,565
01/24/2039	3.878%	1,735,000	1,452,590
Subordinated
05/25/2034	6.174%	5,460,000	5,498,006
Citigroup, Inc.
12/01/2025	7.000%	765,000	779,329
10/21/2026	3.200%	551,000	515,828
01/15/2028	6.625%	215,000	227,137
Citigroup, Inc.(i),(j)
Junior Subordinated
	5.950%	484,000	465,648
Commonwealth Bank of Australia(a)
Subordinated
03/11/2041	3.305%	530,000	368,192
Cooperatieve Rabobank UA(a),(j)
02/28/2029	5.564%	6,536,000	6,462,464
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	289,000	279,013
07/21/2026	3.750%	356,000	332,670
Credit Agricole SA(a),(j)
06/16/2026	1.907%	1,130,000	1,041,005
01/26/2027	1.247%	1,790,000	1,583,932
Subordinated
01/10/2033	4.000%	1,634,000	1,454,768
Credit Agricole SA(a),(g)
07/05/2026	5.589%	250,000	249,786
Credit Agricole SA(a)
07/12/2028	5.301%	3,920,000	3,905,787
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
03/17/2025	4.375%	340,000	327,885
01/14/2030	3.250%	685,000	585,862
01/11/2041	2.811%	250,000	164,930
Credit Suisse AG
02/21/2025	3.700%	654,000	625,841
04/09/2025	2.950%	925,000	870,078
08/07/2026	1.250%	250,000	215,205
Credit Suisse Group AG(a),(j)
09/11/2025	2.593%	770,000	733,423
06/05/2026	2.193%	580,000	531,228
02/02/2027	1.305%	2,220,000	1,941,696
08/11/2028	6.442%	3,607,000	3,620,285
01/12/2029	3.869%	250,000	225,360
04/01/2031	4.194%	1,440,000	1,279,144
Credit Suisse Group AG(a)
01/09/2028	4.282%	4,266,000	3,937,137
Danske Bank A/S(a),(j)
12/20/2025	3.244%	500,000	474,084
01/09/2026	6.466%	1,069,000	1,068,696
Deutsche Bank AG(j)
11/24/2026	2.129%	945,000	839,012
01/07/2028	2.552%	250,000	216,991
01/18/2029	6.720%	210,000	210,749
Subordinated
01/07/2033	3.742%	3,562,000	2,608,906
02/10/2034	7.079%	340,000	312,967
Deutsche Bank AG/New York(j)
09/18/2024	2.222%	680,000	671,832
DNB Bank ASA(a),(j)
03/30/2028	1.605%	685,000	591,455
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	366,000	343,303
08/23/2025	4.400%	315,000	304,219
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	197,000	190,220
11/16/2026	3.500%	900,000	844,590
01/26/2027	3.850%	723,000	688,384
02/07/2030	2.600%	546,000	466,633
Subordinated
10/21/2025	4.250%	181,000	174,492
Goldman Sachs Group, Inc. (The)(j)
09/29/2025	3.272%	302,000	291,874
03/09/2027	1.431%	2,635,000	2,356,061
10/21/2027	1.948%	2,045,000	1,817,590
02/24/2028	2.640%	1,700,000	1,544,526
03/15/2028	3.615%	770,000	722,539
06/05/2028	3.691%	1,301,000	1,222,826
04/22/2032	2.615%	2,705,000	2,217,457
02/24/2033	3.102%	2,270,000	1,917,942
02/24/2043	3.436%	200,000	151,907

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(j)
11/22/2027	2.251%	2,215,000	1,965,282
03/13/2028	4.041%	343,000	322,174
08/11/2028	5.210%	2,050,000	2,004,623
09/22/2028	2.013%	2,500,000	2,141,564
11/03/2028	7.390%	555,000	585,977
03/09/2029	6.161%	3,724,000	3,758,791
08/17/2029	2.206%	1,330,000	1,112,837
08/18/2031	2.357%	1,420,000	1,135,517
05/24/2032	2.804%	3,240,000	2,622,599
11/22/2032	2.871%	1,830,000	1,478,406
03/09/2034	6.254%	2,883,000	2,953,874
03/09/2044	6.332%	2,402,000	2,487,772
ING Groep NV(j)
04/01/2027	1.726%	275,000	244,906
Intesa Sanpaolo SpA(a),(j)
Subordinated
06/01/2042	4.950%	2,956,000	1,946,190
KeyBank NA
01/26/2033	5.000%	2,893,000	2,496,635
Lloyds Banking Group PLC(j)
03/18/2026	3.511%	290,000	275,963
05/11/2027	1.627%	356,000	315,150
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	372,091
Subordinated
12/10/2025	4.582%	300,000	286,651
M&T Bank Corp.(j)
01/27/2034	5.053%	1,694,000	1,545,584
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	327,000	315,717
01/15/2026	3.900%	370,000	357,301
Macquarie Bank Ltd.(a),(j)
Subordinated
03/03/2036	3.052%	280,000	211,915
Macquarie Group Ltd.(a),(j)
01/12/2027	1.340%	196,000	174,393
01/15/2030	5.033%	390,000	382,157
06/15/2034	5.887%	3,638,000	3,576,275
Manufacturers & Traders Trust Co.
01/27/2028	4.700%	1,295,000	1,221,059
Mitsubishi UFJ Financial Group, Inc.
02/25/2025	2.193%	709,000	668,561
07/17/2030	2.048%	549,000	444,754
07/18/2039	3.751%	242,000	205,012
Mitsubishi UFJ Financial Group, Inc.(j)
09/12/2025	5.063%	3,535,000	3,491,113
07/20/2027	1.538%	420,000	370,546
04/19/2029	5.242%	200,000	196,826
01/19/2033	2.852%	870,000	717,250
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mizuho Financial Group, Inc.(j)
05/25/2026	2.226%	392,000	363,672
05/22/2027	1.234%	385,000	337,997
09/13/2030	2.869%	219,000	185,542
Mizuho Financial Group, Inc.(g),(j)
07/06/2029	5.778%	1,165,000	1,168,633
07/06/2034	5.748%	1,851,000	1,856,626
Morgan Stanley(b)
SOFR + 0.455% 01/25/2024	5.515%	523,000	522,510
Morgan Stanley(j)
04/17/2025	3.620%	855,000	837,952
04/28/2026	2.188%	1,680,000	1,576,825
07/22/2028	3.591%	889,000	821,438
01/24/2029	3.772%	333,000	311,055
02/01/2029	5.123%	1,900,000	1,875,001
04/20/2029	5.164%	2,100,000	2,076,884
01/23/2030	4.431%	527,000	501,890
02/13/2032	1.794%	4,653,000	3,609,971
04/28/2032	1.928%	5,000,000	3,901,388
01/21/2033	2.943%	291,000	241,863
10/18/2033	6.342%	3,137,000	3,338,239
04/21/2034	5.250%	2,752,000	2,716,125
04/22/2039	4.457%	215,000	191,576
Subordinated
01/19/2038	5.948%	515,000	508,012
Morgan Stanley
07/23/2025	4.000%	700,000	679,727
04/21/2026	4.754%	685,000	674,550
01/27/2045	4.300%	170,000	148,717
National Australia Bank Ltd.
06/13/2028	4.900%	3,522,000	3,488,110
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	750,000	583,695
National Australia Bank Ltd.(a),(j)
Subordinated
08/02/2034	3.933%	935,000	801,119
Nationwide Building Society(a)
08/28/2025	1.000%	203,000	182,963
NatWest Group PLC(j)
11/10/2026	7.472%	855,000	875,035
09/13/2029	5.808%	580,000	571,875
NatWest Markets PLC(a)
09/29/2026	1.600%	1,530,000	1,341,744
Nordea Bank Abp(a)
09/22/2027	5.375%	200,000	197,155
Northern Trust Corp.(j)
Subordinated
05/08/2032	3.375%	231,000	205,542

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada
08/03/2027	4.240%	2,865,000	2,767,147
Royal Bank of Scotland Group PLC(j)
03/22/2025	4.269%	340,000	333,909
05/08/2030	4.445%	208,000	190,874
Subordinated
11/01/2029	3.754%	273,000	256,134
Royal Bank of Scotland Group PLC
04/05/2026	4.800%	375,000	364,156
Santander Holdings USA, Inc.(j)
03/09/2029	6.499%	3,751,000	3,713,877
06/12/2029	6.565%	2,271,000	2,229,110
Santander UK Group Holdings PLC(j)
06/14/2027	1.673%	2,071,000	1,792,997
01/11/2028	2.469%	420,000	367,061
01/10/2029	6.534%	2,620,000	2,639,438
Societe Generale SA(a),(j)
12/14/2026	1.488%	2,401,000	2,105,488
01/12/2027	6.447%	600,000	599,056
01/19/2028	2.797%	1,910,000	1,689,560
01/10/2029	6.446%	600,000	601,634
06/09/2032	2.889%	1,240,000	969,530
Societe Generale SA(a)
01/22/2030	3.000%	354,000	296,058
Subordinated
04/14/2025	4.250%	900,000	861,692
SouthTrust Bank
Subordinated
05/15/2025	7.690%	250,000	254,936
Standard Chartered PLC(a),(j)
01/30/2026	2.819%	494,000	465,929
01/14/2027	1.456%	460,000	408,175
11/16/2028	7.767%	1,600,000	1,695,872
01/09/2029	6.301%	3,528,000	3,545,600
Subordinated
03/15/2033	4.866%	239,000	216,306
Sumitomo Mitsui Financial Group, Inc.
07/08/2025	1.474%	563,000	517,426
07/14/2026	2.632%	201,000	184,921
10/19/2026	3.010%	297,000	274,839
01/13/2028	5.520%	310,000	311,253
07/16/2029	3.040%	769,000	672,332
01/13/2030	5.710%	310,000	313,902
SunTrust Bank
Subordinated
05/15/2026	3.300%	200,000	183,337
SunTrust Banks, Inc.
05/01/2025	4.000%	191,000	184,806
Svenska Handelsbanken AB(a)
06/15/2028	5.500%	7,530,000	7,385,444
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Swedbank AB(a)
06/15/2026	5.472%	5,454,000	5,405,746
Truist Financial Corp.(j)
06/08/2027	6.047%	3,183,000	3,184,697
01/26/2034	5.122%	275,000	260,479
06/08/2034	5.867%	2,274,000	2,275,999
UBS Group AG
03/26/2025	3.750%	250,000	239,353
05/15/2045	4.875%	905,000	782,035
UBS Group AG(a),(j)
08/05/2027	4.703%	741,000	708,478
08/10/2027	1.494%	1,884,000	1,619,023
05/12/2028	4.751%	1,880,000	1,783,092
08/13/2030	3.126%	4,530,000	3,820,987
02/11/2033	2.746%	510,000	396,414
08/05/2033	4.988%	914,000	847,096
01/12/2034	5.959%	997,000	988,537
UniCredit SpA(a),(j)
09/22/2026	2.569%	1,095,000	991,428
US Bancorp(j)
06/12/2029	5.775%	4,545,000	4,543,204
06/12/2034	5.836%	1,818,000	1,829,422
Wells Fargo & Co.
09/29/2025	3.550%	682,000	654,285
Subordinated
06/03/2026	4.100%	265,000	254,342
06/14/2046	4.400%	238,000	193,919
Wells Fargo & Co.(j)
02/11/2026	2.164%	273,000	257,181
04/25/2026	3.908%	855,000	826,507
06/17/2027	3.196%	1,727,000	1,622,413
02/11/2031	2.572%	2,845,000	2,410,987
07/25/2033	4.897%	7,642,000	7,325,504
04/24/2034	5.389%	1,310,000	1,301,979
04/30/2041	3.068%	4,687,000	3,438,990
Westpac Banking Corp.
05/13/2026	2.850%	170,000	160,065
11/20/2028	1.953%	200,000	171,554
Westpac Banking Corp.(j)
Subordinated
02/04/2030	2.894%	1,630,000	1,523,683
11/23/2031	4.322%	600,000	556,083
Total			340,643,802
Brokerage/Asset Managers/Exchanges 0.2%
Brookfield Capital Finance LLC
06/14/2033	6.087%	2,272,000	2,306,983
Brookfield Finance LLC
04/15/2050	3.450%	211,000	139,977

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	21

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	370,023
09/20/2047	4.700%	76,000	63,923
Charles Schwab Corp. (The)(j)
05/19/2029	5.643%	3,713,000	3,728,800
05/19/2034	5.853%	908,000	921,570
Invesco Finance PLC
01/15/2026	3.750%	193,000	186,184
LPL Holdings, Inc.(a)
03/15/2029	4.000%	495,000	435,165
LSEGA Financing PLC(a)
04/06/2028	2.000%	721,000	617,934
Nomura Holdings, Inc.
01/16/2025	2.648%	354,000	334,585
07/16/2030	2.679%	290,000	237,247
Total			9,342,391
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	885,000	806,834
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	1,280,000	1,114,102
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	290,639
Masco Corp.
10/01/2030	2.000%	400,000	315,604
08/15/2032	6.500%	184,000	187,923
PGT Innovations, Inc.(a)
10/01/2029	4.375%	785,000	736,139
SRS Distribution, Inc.(a)
07/01/2028	4.625%	630,000	564,621
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,005,000	936,269
07/15/2030	4.375%	555,000	480,969
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	1,020,000	964,564
Total			6,397,664
Cable and Satellite 1.0%
Altice Financing SA(a)
01/15/2028	5.000%	600,000	479,927
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	615,000	571,932
06/01/2029	5.375%	4,990,000	4,511,826
03/01/2030	4.750%	5,270,000	4,509,321
02/01/2031	4.250%	1,160,000	937,101
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
04/01/2038	5.375%	286,000	243,295
06/01/2041	3.500%	474,000	320,208
03/01/2042	3.500%	4,743,000	3,159,374
03/01/2050	4.800%	392,000	294,982
04/01/2051	3.700%	430,000	272,884
06/01/2052	3.900%	970,000	631,985
Comcast Corp.
03/01/2026	3.150%	212,000	203,191
11/15/2027	5.350%	1,814,000	1,848,360
02/01/2030	2.650%	1,020,000	892,788
11/15/2032	5.500%	1,010,000	1,049,560
08/15/2034	4.200%	400,000	372,889
03/01/2038	3.900%	2,000,000	1,737,516
11/01/2039	3.250%	218,000	172,956
04/01/2040	3.750%	259,000	218,193
11/01/2049	3.999%	170,000	141,119
02/01/2050	3.450%	181,000	138,158
11/01/2051	2.887%	1,087,000	729,074
11/01/2052	4.049%	1,032,000	858,414
05/15/2053	5.350%	3,495,000	3,553,578
11/01/2056	2.937%	2,445,000	1,592,709
11/01/2063	2.987%	1,312,000	831,266
Cox Communications, Inc.(a)
10/01/2030	1.800%	402,000	315,854
10/01/2050	2.950%	290,000	181,376
CSC Holdings LLC
06/01/2024	5.250%	970,000	902,294
CSC Holdings LLC(a)
02/01/2029	6.500%	2,847,000	2,307,882
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	1,025,000	928,107
DISH DBS Corp.
11/15/2024	5.875%	2,105,000	1,850,986
DISH Network Corp.(a)
11/15/2027	11.750%	1,000,000	977,909
Hughes Satellite Systems Corp.
08/01/2026	6.625%	1,185,000	1,111,767
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	875,000	794,990
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,855,000	1,714,756
07/15/2028	4.000%	795,000	691,639
07/01/2029	5.500%	1,235,000	1,126,405
TCI Communications, Inc.
02/15/2028	7.125%	274,000	297,192
Time Warner Cable LLC
05/01/2037	6.550%	205,000	197,149
06/15/2039	6.750%	477,000	458,250

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Videotron Ltd.(a)
06/15/2024	5.375%	960,000	950,395
04/15/2027	5.125%	690,000	662,932
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	910,000	825,849
Total			46,568,338
Chemicals 0.3%
Air Liquide Finance SA(a)
09/27/2023	2.250%	315,000	312,398
Air Products & Chemicals, Inc.
05/15/2027	1.850%	566,000	509,220
Avient Corp.(a)
08/01/2030	7.125%	810,000	819,276
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,435,000	1,357,801
Braskem Idesa SAPI(a)
02/20/2032	6.990%	247,000	158,251
Chemours Co. (The)(a)
11/15/2028	5.750%	1,595,000	1,465,622
Chevron Phillips Chemical Co. LLC /LP(a)
04/01/2025	5.125%	346,000	343,603
CVR Partners LP/Nitrogen Finance Corp.(a)
06/15/2028	6.125%	820,000	714,344
Dow Chemical Co. (The)
05/15/2053	6.900%	862,000	976,739
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,460,000	1,274,070
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	990,000	904,383
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	302,000	254,739
11/01/2030	2.300%	390,000	309,075
11/15/2040	3.268%	172,000	120,444
LYB International Finance III LLC
10/01/2025	1.250%	368,000	332,938
Nutrien Ltd.
04/01/2029	4.200%	155,000	146,706
03/15/2035	4.125%	239,000	209,759
04/01/2049	5.000%	220,000	198,323
Olin Corp.
08/01/2029	5.625%	455,000	438,494
PPG Industries, Inc.
03/15/2026	1.200%	213,000	190,908
Rohm and Haas Co.
07/15/2029	7.850%	1,454,000	1,616,372
Trinseo Materials Operating SCA/Finance, Inc.(a)
09/01/2025	5.375%	1,210,000	1,004,926
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Carbide Corp.
10/01/2096	7.750%	920,000	1,096,103
Total			14,754,494
Construction Machinery 0.4%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,020,000	979,247
John Deere Capital Corp.
09/15/2027	4.150%	4,333,000	4,231,369
03/03/2028	4.900%	2,291,000	2,305,626
10/11/2029	4.850%	1,034,000	1,035,761
06/10/2030	4.700%	5,624,000	5,587,860
Terex Corp.(a)
05/15/2029	5.000%	520,000	486,714
United Rentals North America, Inc.
01/15/2028	4.875%	2,150,000	2,045,545
01/15/2030	5.250%	765,000	730,330
02/15/2031	3.875%	1,055,000	914,373
Total			18,316,825
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	498,314
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	920,000	774,301
06/01/2028	4.625%	910,000	770,263
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,295,000	1,124,568
Ford Foundation (The)
06/01/2070	2.815%	440,000	275,007
Garda World Security Corp(a)
02/15/2027	4.625%	1,050,000	961,728
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	1,980,000	1,942,268
Service Corp. International
06/01/2029	5.125%	980,000	925,249
Staples, Inc.(a)
04/15/2026	7.500%	1,140,000	939,403
Uber Technologies, Inc.(a)
05/15/2025	7.500%	985,000	997,915
Total			9,209,016
Consumer Products 0.4%
ACCO Brands Corp.(a)
03/15/2029	4.250%	1,285,000	1,084,530
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	800,000	746,042

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	23

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Garden & Pet Co.
10/15/2030	4.125%	1,255,000	1,052,692
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	1,055,000	997,217
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	1,745,000	1,557,178
Kenvue, Inc.(a)
03/22/2028	5.050%	1,836,000	1,851,042
03/22/2033	4.900%	5,093,000	5,149,861
03/22/2053	5.050%	1,148,000	1,170,288
03/22/2063	5.200%	459,000	469,811
Mattel, Inc.(a)
04/01/2029	3.750%	645,000	566,347
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	314,210
Newell Brands, Inc.
09/15/2029	6.625%	1,080,000	1,036,470
Prestige Brands, Inc.(a)
01/15/2028	5.125%	860,000	821,196
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	1,635,000	1,418,485
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	1,465,000	1,314,227
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,370,000	1,186,384
Valvoline, Inc.(a)
02/15/2030	4.250%	825,000	810,959
Total			21,546,939
Diversified Manufacturing 0.2%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	705,000	646,931
04/15/2029	4.125%	545,000	493,229
Chart Industries, Inc.(a)
01/01/2030	7.500%	940,000	959,250
Eaton Corp.
04/01/2024	7.625%	170,000	171,396
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,315,000	1,304,833
Griffon Corp.
03/01/2028	5.750%	1,440,000	1,346,694
Madison IAQ LLC(a)
06/30/2028	4.125%	1,365,000	1,202,223
TriMas Corp.(a)
04/15/2029	4.125%	725,000	646,694
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	520,000	480,789
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,805,000	1,841,565
WW Grainger, Inc.
06/15/2045	4.600%	200,000	189,035
Xylem, Inc.
01/30/2031	2.250%	176,000	146,172
Total			9,428,811
Electric 2.3%
AEP Transmission Co. LLC
09/15/2049	3.150%	440,000	312,177
08/15/2051	2.750%	600,000	387,431
Alabama Power Co.
02/15/2033	5.700%	159,000	162,712
05/15/2038	6.125%	70,000	75,058
07/15/2051	3.125%	360,000	249,348
Alexander Funding Trust(a)
11/15/2023	1.841%	1,567,000	1,533,754
Ameren Corp.
03/15/2027	1.950%	240,000	213,477
Ameren Illinois Co.
06/01/2033	4.950%	1,640,000	1,627,192
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	572,000	473,437
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,228,000	1,022,348
08/15/2046	3.500%	376,000	283,434
06/01/2053	5.400%	1,376,000	1,401,160
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	333,000	330,538
02/01/2025	3.500%	180,000	174,001
05/01/2053	4.600%	197,000	168,846
Calpine Corp.(a)
06/01/2026	5.250%	360,000	347,139
02/15/2028	4.500%	1,115,000	1,009,416
CenterPoint Energy Houston Electric LLC
03/01/2052	3.600%	907,000	703,879
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	189,987
02/01/2053	5.300%	368,000	375,501
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	199,143
Consolidated Edison Co. of New York, Inc.
03/01/2033	5.200%	2,569,000	2,598,828
Constellation Energy Generation LLC
03/01/2033	5.800%	840,000	863,585

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumers Energy Co.
05/15/2033	4.625%	720,000	702,207
05/01/2060	2.500%	759,000	434,561
08/31/2064	4.350%	547,000	440,747
DTE Electric Co.
06/15/2042	3.950%	364,000	288,754
04/01/2043	4.000%	775,000	648,226
03/01/2050	2.950%	1,433,000	982,107
03/01/2052	3.650%	656,000	512,191
Duke Energy Carolinas LLC
12/01/2028	6.000%	205,000	214,814
04/15/2031	2.550%	835,000	709,301
03/15/2032	2.850%	1,525,000	1,297,435
01/15/2033	4.950%	1,363,000	1,354,273
12/15/2041	4.250%	313,000	271,233
03/15/2052	3.550%	1,110,000	846,596
01/15/2053	5.350%	1,840,000	1,866,287
Duke Energy Corp.
06/15/2031	2.550%	899,000	744,267
06/15/2051	3.500%	254,000	184,190
Duke Energy Florida LLC
12/15/2031	2.400%	1,224,000	1,005,771
Duke Energy Indiana LLC
05/15/2046	3.750%	188,000	145,513
04/01/2050	2.750%	1,905,000	1,216,330
04/01/2053	5.400%	175,000	176,776
Duke Energy Ohio, Inc.
04/01/2033	5.250%	1,681,000	1,698,502
02/01/2049	4.300%	295,000	247,197
Duke Energy Progress LLC
03/15/2033	5.250%	1,980,000	2,013,553
04/01/2035	5.700%	300,000	296,413
10/15/2046	3.700%	323,000	250,965
09/15/2047	3.600%	300,000	230,542
08/15/2050	2.500%	1,238,000	770,985
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	627,948
10/01/2030	2.532%	373,000	297,994
Edison International
11/15/2028	5.250%	250,000	243,586
Emera US Finance LP
06/15/2046	4.750%	600,000	486,673
Enel Chile SA
06/12/2028	4.875%	149,000	143,286
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	306,486
07/12/2028	1.875%	1,636,000	1,374,377
07/12/2031	2.250%	1,764,000	1,386,208
Entergy Arkansas LLC
01/15/2033	5.150%	1,841,000	1,848,707
06/15/2051	2.650%	1,420,000	887,532
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	410,153
03/15/2051	2.900%	880,000	579,990
Entergy Texas, Inc.
03/15/2031	1.750%	1,609,000	1,274,096
Eversource Energy
07/01/2027	4.600%	232,000	226,442
08/15/2030	1.650%	1,395,000	1,108,754
Exelon Corp.
03/15/2033	5.300%	1,386,000	1,386,766
03/15/2053	5.600%	787,000	793,905
Exelon Generation Co. LLC
06/15/2042	5.600%	1,590,000	1,540,978
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	905,000	751,881
Florida Power & Light Co.
04/01/2033	5.100%	925,000	940,194
05/15/2033	4.800%	640,000	635,916
09/01/2035	5.400%	600,000	601,766
Fortis, Inc.
10/04/2026	3.055%	620,000	572,281
ITC Holdings Corp.(a)
09/22/2027	4.950%	428,000	422,100
05/14/2030	2.950%	530,000	455,799
06/01/2033	5.400%	700,000	695,808
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	251,591
03/01/2032	2.750%	1,348,000	1,110,634
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	154,734
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	730,338
06/15/2047	4.200%	400,000	331,237
Metropolitan Edison Co.(a)
04/01/2028	5.200%	1,381,000	1,368,525
01/15/2029	4.300%	1,443,000	1,365,131
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	619,383
08/01/2052	2.700%	1,064,000	672,627
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	1,545,000	1,462,624
Mississippi Power Co.
03/15/2042	4.250%	564,000	468,786
07/30/2051	3.100%	1,472,000	988,649
Nevada Power Co.
04/01/2036	6.650%	225,000	243,477
09/15/2040	5.375%	546,000	523,691
New England Power Co.(a)
12/05/2047	3.800%	168,000	132,973

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	25

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
02/28/2033	5.050%	1,160,000	1,144,591
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	667,837
Northern States Power Co.
06/01/2052	4.500%	440,000	396,782
NRG Energy, Inc.(a)
12/02/2025	2.000%	293,000	262,542
12/02/2027	2.450%	960,000	808,130
06/15/2029	4.450%	585,000	517,671
06/15/2029	5.250%	900,000	803,744
NRG Energy, Inc.
01/15/2027	6.625%	107,000	106,275
01/15/2028	5.750%	1,415,000	1,341,718
NSTAR Electric Co.
06/01/2051	3.100%	757,000	530,230
Ohio Power Co.
10/01/2051	2.900%	1,195,000	793,943
Pacific Gas and Electric Co.
11/15/2023	1.700%	400,000	392,964
07/01/2025	3.450%	690,000	652,856
03/01/2026	2.950%	1,295,000	1,188,852
08/01/2027	2.100%	657,000	563,484
01/15/2029	6.100%	1,085,000	1,068,095
06/15/2033	6.400%	555,000	551,812
07/01/2040	4.500%	422,000	328,148
06/01/2041	4.200%	713,000	530,737
04/15/2042	4.450%	2,609,000	1,958,383
08/15/2042	3.750%	183,000	126,349
02/15/2044	4.750%	413,000	320,442
12/01/2047	3.950%	2,860,000	1,952,563
07/01/2050	4.950%	3,924,000	3,087,609
PacifiCorp
10/15/2037	6.250%	200,000	199,946
02/15/2050	4.150%	1,777,000	1,375,287
05/15/2054	5.500%	1,490,000	1,397,997
PECO Energy Co.
06/15/2050	2.800%	490,000	323,900
09/15/2051	2.850%	1,480,000	981,394
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	921,000	907,169
03/15/2028	3.250%	1,339,000	1,213,867
PG&E Corp.
07/01/2028	5.000%	816,000	749,059
07/01/2030	5.250%	610,000	547,003
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	194,156
03/15/2043	4.150%	250,000	216,046
PPL Electric Utilities Corp.
05/15/2053	5.250%	220,000	224,206
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Co. of Colorado
01/15/2051	2.700%	505,000	321,233
04/01/2053	5.250%	386,000	370,570
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	300,607
Public Service Co. of Oklahoma
08/15/2051	3.150%	830,000	555,739
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,646,000	1,322,840
05/01/2050	2.700%	570,000	381,351
08/01/2050	2.050%	340,000	200,796
Puget Sound Energy, Inc.
09/15/2051	2.893%	800,000	527,686
San Diego Gas & Electric Co.
06/01/2026	6.000%	690,000	703,765
08/15/2051	2.950%	535,000	363,361
Southern California Edison Co.
08/01/2025	3.700%	1,000,000	962,897
03/01/2028	3.650%	200,000	186,857
03/01/2028	5.300%	2,305,000	2,308,183
01/15/2036	5.550%	130,000	128,071
02/01/2038	5.950%	210,000	216,198
03/01/2048	4.125%	925,000	752,126
12/01/2053	5.875%	1,066,000	1,088,703
Southern Power Co.
09/15/2041	5.150%	398,000	372,191
Southwestern Electric Power Co.
04/01/2033	5.300%	370,000	365,871
04/01/2045	3.900%	428,000	326,750
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	293,620
Toledo Edison Co. (The)
05/15/2037	6.150%	205,000	213,077
Tucson Electric Power Co.
04/15/2053	5.500%	410,000	408,309
Union Electric Co.
06/15/2027	2.950%	286,000	266,542
04/01/2052	3.900%	230,000	187,349
Virginia Electric and Power Co.
11/15/2051	2.950%	1,228,000	820,778
04/01/2053	5.450%	415,000	416,544
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,860,000	1,783,046
07/31/2027	5.000%	1,185,000	1,111,266
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	183,116
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	79,176
Total			110,620,558

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	635,000	604,483
08/01/2028	4.000%	980,000	878,677
06/15/2029	4.750%	365,000	334,885
Republic Services, Inc.
04/01/2029	4.875%	1,380,000	1,378,188
02/15/2031	1.450%	378,000	296,893
04/01/2034	5.000%	1,380,000	1,375,606
Stericycle, Inc.(a)
01/15/2029	3.875%	795,000	707,020
Total			5,575,752
Finance Companies 0.6%
AerCap Ireland Capital DAC/Global Aviation Trust
09/15/2023	4.500%	150,000	149,501
10/29/2023	1.150%	9,316,000	9,172,491
02/15/2024	3.150%	980,000	962,206
08/14/2024	2.875%	215,000	206,586
10/29/2024	1.650%	220,000	206,666
07/15/2025	6.500%	1,285,000	1,292,464
04/03/2026	4.450%	400,000	382,418
10/29/2026	2.450%	190,000	169,851
10/29/2028	3.000%	235,000	203,821
01/30/2032	3.300%	225,000	183,932
Air Lease Corp.
07/03/2023	3.875%	341,000	340,946
09/15/2023	3.000%	177,000	175,716
03/01/2025	3.250%	220,000	209,985
07/01/2025	3.375%	515,000	487,020
01/15/2026	2.875%	749,000	693,524
10/01/2029	3.250%	225,000	195,085
Aviation Capital Group LLC(a)
12/15/2024	5.500%	417,000	407,969
08/01/2025	4.125%	505,000	472,806
Avolon Holdings Funding Ltd.(a)
02/15/2025	2.875%	1,904,000	1,776,529
01/15/2026	5.500%	2,935,000	2,840,133
02/21/2026	2.125%	730,000	648,722
04/15/2026	4.250%	830,000	772,995
05/01/2026	4.375%	790,000	738,026
11/18/2027	2.528%	2,445,000	2,060,739
Blackstone Secured Lending Fund
07/14/2023	3.650%	327,000	326,357
Navient Corp.
03/25/2024	6.125%	780,000	773,082
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%	188,000	186,236
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,705,000	1,433,445
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2025	6.875%	240,000	237,375
03/15/2026	7.125%	1,900,000	1,870,341
Total			29,576,967
Food and Beverage 0.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	6,959,000	6,775,935
02/01/2046	4.900%	203,000	193,885
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	27,546
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%	2,448,000	2,272,176
06/01/2040	4.350%	505,000	464,309
Aramark Services, Inc.(a)
05/01/2025	6.375%	645,000	645,780
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	947,000	871,806
05/14/2031	2.750%	196,000	164,584
Campbell Soup Co.
04/24/2030	2.375%	205,000	172,599
04/24/2050	3.125%	249,000	172,075
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	339,599
04/22/2052	4.375%	160,000	143,899
Central American Bottling Corp/CBC Bottling Holdco SL/Beliv Holdco SL(a)
04/27/2029	5.250%	419,000	387,879
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	339,000	299,320
09/01/2032	1.850%	1,000,000	782,657
Constellation Brands, Inc.
05/01/2033	4.900%	1,329,000	1,304,926
11/15/2048	5.250%	999,000	959,219
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	1,010,000	979,584
Diageo Capital PLC
09/29/2025	1.375%	348,000	320,285
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	60,000	58,891
06/15/2027	3.430%	135,000	127,432
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	1,095,000	1,048,971
Mondelez International, Inc.
05/04/2025	1.500%	410,000	382,513
Nestle Holdings, Inc.(a)
03/14/2033	4.850%	827,000	844,473
Performance Food Group, Inc.(a)
10/15/2027	5.500%	1,220,000	1,180,779

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	27

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
03/01/2027	5.750%	544,000	531,506
04/15/2030	4.625%	915,000	802,390
Total			22,255,018
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	255,000	241,738
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	1,480,000	1,473,435
International Game Technology PLC(a)
02/15/2025	6.500%	310,000	310,881
MGM Resorts International
04/15/2027	5.500%	1,620,000	1,557,410
Sands China Ltd.
08/08/2025	5.125%	330,000	321,598
01/08/2026	4.300%	710,000	667,433
Sands China Ltd.(j)
03/08/2027	2.800%	275,000	238,596
Station Casinos LLC(a)
02/15/2028	4.500%	635,000	570,698
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	1,170,000	1,096,588
02/01/2027	5.750%	645,000	632,608
12/01/2029	4.625%	1,125,000	1,021,701
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	490,000	481,945
05/15/2027	5.250%	515,000	488,125
Wynn Macau Ltd.(a)
08/26/2028	5.625%	295,000	254,836
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	805,000	721,773
Total			10,079,365
Health Care 1.2%
Abbott Laboratories
06/30/2030	1.400%	2,066,000	1,699,602
11/30/2036	4.750%	1,676,000	1,681,523
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,415,000	1,352,946
AdaptHealth LLC(a)
08/01/2029	4.625%	915,000	730,725
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	235,000	196,846
Ascension Health
11/15/2029	2.532%	341,000	293,150
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,400,000	1,297,666
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	42,739
Boston Scientific Corp.
03/01/2039	4.550%	84,000	77,923
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	975,000	861,605
Children’s Hospital Corp. (The)
02/01/2050	2.585%	680,000	434,828
Children’s Hospital/DC
07/15/2050	2.928%	760,000	496,464
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,095,000	968,501
01/15/2029	6.000%	1,250,000	1,062,972
Cigna Corp.
02/25/2026	4.500%	197,000	192,981
07/15/2046	4.800%	218,000	200,044
Cigna Group (The)
03/15/2033	5.400%	1,145,000	1,163,980
CommonSpirit Health
10/01/2025	1.547%	675,000	613,363
10/01/2030	2.782%	670,000	563,938
10/01/2050	3.910%	660,000	510,374
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	451,760
CVS Health Corp.
07/20/2035	4.875%	270,000	256,517
03/25/2038	4.780%	990,000	912,608
CVS Pass-Through Trust(a)
10/10/2025	6.204%	62,380	62,387
01/10/2032	7.507%	85,547	89,524
01/10/2034	5.926%	610,742	600,689
01/10/2036	4.704%	1,523,901	1,387,515
08/11/2036	4.163%	133,629	120,352
DaVita, Inc.(a)
06/01/2030	4.625%	2,070,000	1,777,484
DH Europe Finance II Sarl
11/15/2024	2.200%	2,259,000	2,162,460
Encompass Health Corp.
02/01/2028	4.500%	880,000	820,424
02/01/2030	4.750%	865,000	787,622
04/01/2031	4.625%	210,000	186,046
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	1,000,000	676,995
Hartford HealthCare Corp.
07/01/2054	3.447%	1,350,000	963,561

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/15/2026	5.875%	1,125,000	1,125,956
06/15/2026	5.250%	1,700,000	1,681,955
06/01/2028	5.200%	4,253,000	4,229,039
09/01/2028	5.625%	805,000	806,732
02/01/2029	5.875%	936,000	940,865
06/15/2029	4.125%	1,000,000	926,182
09/01/2030	3.500%	114,000	99,858
06/15/2039	5.125%	660,000	612,401
06/15/2047	5.500%	1,470,000	1,380,389
07/15/2051	3.500%	102,000	70,246
06/01/2053	5.900%	3,198,000	3,170,639
HCA, Inc.(a)
03/15/2052	4.625%	881,000	723,426
Hologic, Inc.(a)
02/15/2029	3.250%	1,480,000	1,294,527
IQVIA, Inc.(a)
05/15/2027	5.000%	1,628,000	1,568,107
Memorial Health Services
11/01/2049	3.447%	1,230,000	911,841
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,865,000	1,622,121
MultiCare Health System
08/15/2050	2.803%	570,000	344,860
NYU Langone Hospitals
07/01/2055	3.380%	550,000	387,808
Owens & Minor, Inc.
12/15/2024	4.375%	865,000	844,021
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	279,662
Quest Diagnostics, Inc.
06/30/2031	2.800%	179,000	154,268
Tenet Healthcare Corp.
02/01/2027	6.250%	1,400,000	1,388,294
11/01/2027	5.125%	2,860,000	2,730,503
06/01/2029	4.250%	615,000	555,599
06/15/2030	6.125%	2,170,000	2,138,437
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	950,000	574,390
Total			56,260,240
Healthcare Insurance 0.4%
Aetna, Inc.
12/15/2037	6.750%	201,000	221,989
08/15/2047	3.875%	1,195,000	932,589
Anthem, Inc.
12/01/2024	3.350%	350,000	338,647
12/01/2047	4.375%	94,000	81,978
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
12/15/2027	4.250%	1,045,000	977,832
12/15/2029	4.625%	2,305,000	2,123,801
02/15/2030	3.375%	2,085,000	1,792,815
UnitedHealth Group, Inc.
03/15/2026	3.100%	219,000	209,467
05/15/2029	4.000%	1,747,000	1,669,734
07/15/2035	4.625%	224,000	219,146
08/15/2039	3.500%	247,000	207,073
05/15/2041	3.050%	432,000	333,078
05/15/2051	3.250%	1,364,000	1,014,990
02/15/2053	5.875%	2,761,000	3,062,833
04/15/2053	5.050%	3,515,000	3,489,455
04/15/2063	5.200%	949,000	946,656
Total			17,622,083
Healthcare REIT 0.0%
HCP, Inc.
07/15/2029	3.500%	240,000	215,198
MPT Operating Partnership LP/Finance Corp.
08/01/2029	4.625%	850,000	643,699
Sabra Health Care LP
12/01/2031	3.200%	440,000	327,678
Total			1,186,575
Home Construction 0.0%
Weekley Homes LLC/Finance Corp.(a)
09/15/2028	4.875%	1,025,000	926,965
Independent Energy 0.5%
Aker BP ASA(a)
06/13/2028	5.600%	2,724,000	2,700,464
06/13/2033	6.000%	2,277,000	2,278,157
Antero Resources Corp.(a)
07/15/2026	8.375%	1,275,000	1,327,503
Baytex Energy Corp.(a)
04/01/2027	8.750%	800,000	812,482
04/30/2030	8.500%	335,000	327,310
California Resources Corp.(a)
02/01/2026	7.125%	635,000	639,955
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	1,195,000	1,164,560
Civitas Resources, Inc.(a)
07/01/2028	8.375%	425,000	429,939
07/01/2031	8.750%	420,000	426,426
CNX Resources Corp.(a)
01/15/2029	6.000%	830,000	770,543
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,085,000	993,450

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	29

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConocoPhillips Co.
03/15/2062	4.025%	488,000	397,947
Encino Acquisition Partners Holdings LLC(a)
05/01/2028	8.500%	360,000	328,698
Gulfport Energy Corp.
05/17/2026	8.000%	785,000	788,895
Gulfport Energy Corp.(a)
05/17/2026	8.000%	155,000	155,769
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	1,405,000	1,280,332
Lundin Energy Finance BV(a)
07/15/2026	2.000%	218,000	195,435
Marathon Oil Corp.
10/01/2037	6.600%	150,000	149,492
Occidental Petroleum Corp.
09/01/2030	6.625%	1,065,000	1,106,505
09/15/2031	7.875%	710,000	791,901
Pioneer Natural Resources Co.
08/15/2030	1.900%	436,000	353,686
Range Resources Corp.
05/15/2025	4.875%	1,440,000	1,416,060
SM Energy Co.
09/15/2026	6.750%	460,000	450,634
01/15/2027	6.625%	910,000	889,962
Southwestern Energy Co.
09/15/2028	8.375%	615,000	641,403
02/01/2029	5.375%	1,000,000	944,006
Total			21,761,514
Integrated Energy 0.6%
BP Capital Markets America, Inc.
02/11/2026	3.410%	177,000	170,162
08/10/2030	1.749%	689,000	564,230
01/12/2032	2.721%	4,174,000	3,547,883
02/13/2033	4.812%	6,642,000	6,551,142
09/11/2033	4.893%	885,000	876,164
11/10/2050	2.772%	705,000	468,069
06/04/2051	2.939%	1,000,000	684,914
03/17/2052	3.001%	2,590,000	1,791,048
BP Capital Markets PLC(i),(j)
	4.375%	3,790,000	3,642,138
	4.875%	3,065,000	2,788,041
BP Capital Markets PLC
09/19/2027	3.279%	147,000	138,595
ENI SpA(a)
09/12/2023	4.000%	310,000	308,462
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exxon Mobil Corp.
08/16/2039	2.995%	278,000	220,283
08/16/2049	3.095%	346,000	254,151
03/19/2050	4.327%	3,040,000	2,761,004
04/15/2051	3.452%	2,310,000	1,802,738
Shell International Finance BV
11/26/2051	3.000%	2,000,000	1,416,015
Total Capital International SA
06/29/2041	2.986%	1,400,000	1,064,327
05/29/2050	3.127%	1,400,000	1,016,784
Total			30,066,150
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	1,145,000	1,038,122
Carnival Corp.(a)
08/01/2027	9.875%	1,325,000	1,379,294
08/01/2028	4.000%	820,000	726,402
Cedar Fair LP
07/15/2029	5.250%	1,300,000	1,181,276
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	480,000	468,354
Cinemark USA, Inc.(a)
05/01/2025	8.750%	402,000	408,720
07/15/2028	5.250%	415,000	368,780
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	1,205,000	1,211,462
10/15/2027	4.750%	915,000	853,460
Royal Caribbean Cruises Ltd.(a)
01/15/2029	8.250%	1,195,000	1,254,627
01/15/2029	9.250%	610,000	650,501
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	302,000	304,185
Total			9,845,183
Life Insurance 0.2%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	478,329
Subordinated
09/16/2040	3.200%	540,000	414,404
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	199,000	213,109
Athene Global Funding(a)
01/08/2026	1.450%	358,000	314,540
11/12/2026	2.950%	1,408,000	1,250,328
Brighthouse Financial, Inc.
12/22/2051	3.850%	815,000	519,661

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
F&G Global Funding(a)
06/30/2026	1.750%	130,000	114,954
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	175,661
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	264,764
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	251,906
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	273,000	269,711
09/19/2027	3.000%	170,000	155,968
03/28/2033	5.150%	1,383,000	1,364,329
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	370,678
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	256,000	213,623
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	702,000	727,207
SBL Holdings, Inc.(a)
02/18/2031	5.000%	2,856,000	2,247,448
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	153,000	138,332
05/15/2047	4.270%	850,000	703,944
Total			10,188,896
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	434,569
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	395,000	368,270
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	1,175,000	1,139,686
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	770,000	664,180
Total			2,606,705
Media and Entertainment 0.6%
Activision Blizzard, Inc.
09/15/2050	2.500%	3,736,000	2,399,437
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,505,000	1,368,780
Discovery Communications LLC
09/20/2047	5.200%	365,000	300,814
09/15/2055	4.000%	1,195,000	791,981
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gray Television, Inc.(a)
10/15/2030	4.750%	1,075,000	707,828
Grupo Televisa SAB
01/31/2046	6.125%	356,000	352,680
iHeartCommunications, Inc.
05/01/2026	6.375%	415,000	349,634
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,430,000	1,093,660
Lamar Media Corp.
02/15/2030	4.000%	970,000	854,167
Meta Platforms, Inc.
05/15/2053	5.600%	2,281,000	2,342,243
05/15/2063	5.750%	1,741,000	1,800,007
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	1,050,000	903,753
News Corp.(a)
05/15/2029	3.875%	1,095,000	964,774
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	1,910,000	1,780,777
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	920,000	920,161
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	890,000	719,074
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	230,000	187,656
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	1,325,000	872,277
Take-Two Interactive Software, Inc.
04/14/2027	3.700%	142,000	134,525
TEGNA, Inc.
03/15/2028	4.625%	588,000	519,369
09/15/2029	5.000%	895,000	774,418
Univision Communications, Inc.(a)
06/01/2027	6.625%	820,000	791,235
ViacomCBS, Inc.
05/19/2050	4.950%	1,115,000	835,854
Walt Disney Co. (The)
01/13/2051	3.600%	150,000	119,366
Warnermedia Holdings, Inc.
03/15/2032	4.279%	2,558,000	2,266,557
03/15/2042	5.050%	1,812,000	1,520,135
03/15/2052	5.141%	3,223,000	2,628,198
03/15/2062	5.391%	1,143,000	928,983
WMG Acquisition Corp.(a)
07/15/2030	3.875%	570,000	493,021
Total			29,721,364

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	31

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,950,000	1,936,653
Allegheny Technologies, Inc.
12/01/2027	5.875%	840,000	815,559
Anglo American Capital PLC(a)
05/02/2033	5.500%	1,356,000	1,323,878
03/16/2052	4.750%	1,773,000	1,465,452
Arconic Corp.(a)
02/15/2028	6.125%	1,665,000	1,686,998
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	468,000	480,483
BHP Billiton Finance USA Ltd.
02/27/2026	4.875%	4,588,000	4,564,346
Big River Steel LLC/Finance Corp.(a)
01/31/2029	6.625%	320,000	317,298
Carpenter Technology Corp.
07/15/2028	6.375%	485,000	475,532
Cleveland-Cliffs, Inc.(a)
03/15/2026	6.750%	102,000	103,107
03/01/2029	4.625%	824,000	744,772
Cleveland-Cliffs, Inc.
06/01/2027	5.875%	748,000	730,279
Constellium SE(a)
06/15/2028	5.625%	675,000	637,454
FMG Resources Pty Ltd.(a)
09/15/2027	4.500%	1,365,000	1,277,535
Freeport-McMoRan, Inc.
03/01/2030	4.250%	464,000	427,646
08/01/2030	4.625%	1,040,000	982,264
11/14/2034	5.400%	1,388,000	1,340,029
Glencore Finance Canada Ltd.(a)
11/15/2037	6.900%	949,000	1,012,805
11/15/2041	6.000%	336,000	332,638
Glencore Finance Canada Ltd.(a),(j)
10/25/2042	5.550%	413,000	383,745
Glencore Funding LLC(a)
09/01/2030	2.500%	2,040,000	1,670,371
09/23/2031	2.625%	1,818,000	1,462,739
05/08/2033	5.700%	2,089,000	2,072,335
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	545,000	477,509
Nucor Corp.
12/15/2055	2.979%	341,000	218,349
Steel Dynamics, Inc.
10/15/2027	1.650%	212,000	181,087
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Steel Corp.
03/01/2029	6.875%	490,000	484,698
Vale Overseas Ltd.
07/08/2030	3.750%	640,000	564,157
Total			28,169,718
Midstream 1.1%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,115,000	1,052,233
Antero Midstream Partners LP/Finance Corp.(a)
05/15/2026	7.875%	1,145,000	1,163,951
06/15/2029	5.375%	450,000	417,878
Blue Racer Midstream LLC/Finance Corp.(a)
07/15/2026	6.625%	475,000	469,838
Buckeye Partners LP
12/01/2027	4.125%	560,000	509,386
11/15/2043	5.850%	770,000	579,482
Cameron LNG LLC(a)
01/15/2039	3.701%	302,000	249,046
Cheniere Energy Partners LP
10/01/2029	4.500%	1,060,000	973,462
01/31/2032	3.250%	1,855,000	1,530,464
Crestwood Midstream Partners LP/Finance Corp.
04/01/2025	5.750%	630,000	620,825
Crestwood Midstream Partners LP/Finance Corp.(a)
02/01/2029	6.000%	200,000	186,703
04/01/2029	8.000%	774,000	784,945
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,685,000	1,479,149
Enable Midstream Partners LP
03/15/2027	4.400%	407,000	389,641
05/15/2028	4.950%	3,040,000	2,946,057
Energy Transfer LP
02/15/2033	5.750%	3,343,000	3,364,229
Energy Transfer Operating LP
04/15/2047	5.300%	2,377,000	2,071,184
05/15/2050	5.000%	506,000	427,559
Energy Transfer Partners LP
06/01/2041	6.050%	877,000	846,202
12/15/2045	6.125%	735,000	700,113
EnLink Midstream LLC(a)
01/15/2028	5.625%	555,000	538,055
EnLink Midstream Partners LP
06/01/2025	4.150%	386,000	374,434
Enterprise Products Operating LLC
02/15/2043	4.450%	305,000	268,845
02/15/2053	3.300%	390,000	279,189

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP
08/01/2024	4.000%	260,000	254,801
07/15/2028	5.500%	1,200,000	1,134,109
EQM Midstream Partners LP(a)
01/15/2029	4.500%	1,335,000	1,191,366
01/15/2031	4.750%	895,000	783,555
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	969,000	767,856
12/30/2039	4.317%	260,000	186,687
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2027	1.750%	1,485,727	1,371,240
03/31/2034	2.160%	1,745,813	1,484,462
03/31/2036	2.625%	1,270,000	1,026,124
09/30/2040	2.940%	1,898,750	1,527,033
Genesis Energy LP/Finance Corp.
01/15/2027	8.000%	895,000	872,599
Gray Oak Pipeline LLC(a)
09/15/2023	2.000%	222,000	220,214
10/15/2025	2.600%	790,000	725,302
Hess Midstream Operations LP(a)
02/15/2026	5.625%	1,230,000	1,209,665
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	875,000	866,896
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	612,185
Kinder Morgan, Inc.
08/01/2050	3.250%	1,164,000	749,935
Kinetik Holdings LP(a)
06/15/2030	5.875%	630,000	599,119
MPLX LP
03/01/2033	5.000%	2,763,000	2,650,227
03/14/2052	4.950%	1,914,000	1,626,308
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	625,000	615,568
NuStar Logistics LP
06/01/2026	6.000%	900,000	877,917
04/28/2027	5.625%	600,000	576,757
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	385,000	382,545
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,210,000	2,175,952
05/15/2030	4.500%	200,000	190,243
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	412,699
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	662,721
10/01/2047	5.400%	698,000	617,307
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.
04/15/2027	6.000%	615,000	607,216
05/15/2029	4.500%	405,000	359,478
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	550,000	482,828
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	580,000	581,927
03/01/2027	6.000%	371,000	350,624
12/31/2030	6.000%	535,000	471,488
09/01/2031	6.000%	615,000	529,539
Targa Resources Corp.
07/01/2027	5.200%	232,000	228,088
TransCanada PipeLines Ltd.
10/15/2037	6.200%	170,000	176,766
Western Midstream Operating LP(j)
02/01/2030	4.050%	1,055,000	949,618
Total			53,331,834
Natural Gas 0.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	194,000	184,909
Atmos Energy Corp.
02/15/2052	2.850%	510,000	343,876
10/15/2052	5.750%	185,000	196,740
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	275,910
CenterPoint Energy Resources Corp.
03/01/2033	5.400%	1,470,000	1,496,434
NiSource Finance Corp.
02/01/2042	5.800%	381,000	366,911
NiSource, Inc.
09/01/2029	2.950%	257,000	225,139
02/15/2031	1.700%	307,000	240,525
ONE Gas, Inc.
05/15/2030	2.000%	372,000	308,381
Southern California Gas Co.
02/01/2030	2.550%	374,000	321,964
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	199,323
06/15/2026	3.250%	169,000	159,360
10/01/2046	3.950%	247,000	190,608
09/30/2051	3.150%	750,000	505,931
Total			5,016,011

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	33

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Office REIT 0.0%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	116,799
12/15/2030	4.900%	341,000	330,085
02/01/2033	1.875%	225,000	164,656
02/01/2050	4.000%	225,000	168,054
04/15/2053	5.150%	85,000	76,438
Boston Properties LP
01/15/2034	6.500%	183,000	184,183
Corporate Office Properties LP
04/15/2031	2.750%	550,000	418,269
Total			1,458,484
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	291,062
Guara Norte Sarl(a)
06/15/2034	5.198%	884,260	770,821
Halliburton Co.
11/15/2035	4.850%	169,000	159,158
08/01/2043	4.750%	260,000	227,884
MV24 Capital BV(a)
06/01/2034	6.748%	504,354	453,715
Nabors Industries, Inc.(a)
05/15/2027	7.375%	495,000	470,841
National Oilwell Varco, Inc.
12/01/2029	3.600%	1,000,000	891,740
Oceaneering International, Inc.
11/15/2024	4.650%	850,000	829,848
Precision Drilling Corp.(a)
01/15/2026	7.125%	729,000	724,046
Schlumberger Holdings Corp.(a)
05/17/2028	3.900%	351,000	330,665
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	1,635,000	1,662,890
Total			6,812,670
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	1,115,000	961,422
Kennedy-Wilson, Inc.
03/01/2029	4.750%	1,430,000	1,130,131
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	1,210,000	1,125,810
Total			3,217,363
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.1%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	815,000	740,222
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	1,060,000	865,160
Hillenbrand, Inc.
03/01/2031	3.750%	390,000	330,621
MasTec, Inc.(a)
08/15/2028	4.500%	710,000	655,866
Pepperdine University
12/01/2059	3.301%	560,000	392,325
President and Fellows of Harvard College
10/15/2050	2.517%	673,000	453,869
Quanta Services, Inc.
10/01/2024	0.950%	1,640,000	1,541,357
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	569,749
University of Miami
04/01/2052	4.063%	320,000	272,591
University of Southern California
10/01/2120	3.226%	690,000	429,134
Total			6,250,894
Other REIT 0.2%
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,296,307
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	314,000	291,957
Life Storage LP
06/15/2029	4.000%	280,000	253,423
Prologis LP
06/30/2026	3.250%	203,000	192,408
04/15/2030	2.250%	280,000	237,929
04/15/2050	3.000%	546,000	371,438
Public Storage
11/09/2026	1.500%	507,000	454,217
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	1,425,000	1,325,660
Sun Communities Operating LP
04/15/2032	4.200%	1,584,000	1,384,842
Trust F/1401(a)
01/15/2050	6.390%	1,041,000	823,316
WP Carey, Inc.
10/01/2026	4.250%	345,000	330,778
04/01/2033	2.250%	436,000	328,367
Total			11,290,642

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	338,407
12/01/2046	4.000%	431,000	347,591
05/01/2050	3.450%	408,000	305,132
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	535,937
Total			1,527,067
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,365,137
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	730,000	757,520
LABL Escrow Issuer LLC(a)
07/15/2026	6.750%	910,000	894,962
Mauser Packaging Solutions Holding Co.(a)
08/15/2026	7.875%	645,000	639,775
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	1,175,000	1,168,184
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,175,000	1,048,011
Sealed Air Corp.(a)
12/01/2027	4.000%	780,000	711,968
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	780,000	748,729
Total			7,334,286
Paper 0.0%
Graphic Packaging International LLC(a)
04/15/2026	1.512%	462,000	412,369
Packaging Corp. of America
12/15/2049	4.050%	268,000	213,133
Total			625,502
Pharmaceuticals 1.5%
AbbVie, Inc.
03/15/2035	4.550%	1,717,000	1,634,519
05/14/2036	4.300%	597,000	548,940
11/21/2039	4.050%	5,534,000	4,816,614
11/06/2042	4.400%	280,000	250,683
05/14/2046	4.450%	813,000	716,178
11/21/2049	4.250%	4,683,000	4,035,188
Amgen, Inc.
03/02/2025	5.250%	4,584,000	4,561,393
03/02/2028	5.150%	2,753,000	2,749,269
03/02/2033	5.250%	1,430,000	1,431,442
03/02/2053	5.650%	5,204,000	5,275,822
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Astrazeneca Finance LLC
03/03/2028	4.875%	2,013,000	2,012,149
03/03/2030	4.900%	3,490,000	3,494,984
AstraZeneca PLC
09/15/2037	6.450%	290,000	333,024
09/18/2042	4.000%	341,000	303,805
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	2,070,000	1,743,876
08/15/2027	5.750%	990,000	605,564
06/01/2028	4.875%	2,530,000	1,506,361
02/15/2029	5.000%	3,020,000	1,242,826
Bristol Myers Squibb Co.
06/15/2039	4.125%	162,000	147,773
02/20/2048	4.550%	106,000	98,822
03/15/2052	3.700%	730,000	592,299
Eli Lilly & Co.
02/27/2033	4.700%	1,372,000	1,388,971
02/27/2053	4.875%	1,376,000	1,413,612
02/27/2063	4.950%	782,000	797,632
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	270,000	155,716
Gilead Sciences, Inc.
10/01/2030	1.650%	826,000	674,487
09/01/2035	4.600%	1,042,000	1,005,785
09/01/2036	4.000%	735,000	663,225
10/01/2040	2.600%	1,933,000	1,400,159
03/01/2047	4.150%	341,000	296,094
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	825,000	716,056
Jazz Securities DAC(a)
01/15/2029	4.375%	1,250,000	1,115,771
Merck & Co., Inc.
05/17/2033	4.500%	464,000	460,503
12/10/2051	2.750%	930,000	641,801
05/17/2053	5.000%	1,280,000	1,296,007
05/17/2063	5.150%	967,000	987,029
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	577,168
04/30/2031	5.125%	1,030,000	849,606
Par Pharmaceutical, Inc.(a),(k)
04/01/2027	0.000%	785,000	584,595
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	7,225,000	7,200,787
05/19/2053	5.300%	3,779,000	3,934,847
05/19/2063	5.340%	2,166,000	2,192,023
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	528,000	420,836
Roche Holdings, Inc.(a)
12/13/2031	2.076%	903,000	745,102

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	35

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	760,000	754,625
09/23/2026	3.200%	505,000	473,981
Takeda Pharmaceutical Co., Ltd.
11/26/2023	4.400%	586,000	582,573
11/26/2028	5.000%	341,000	339,106
07/09/2040	3.025%	855,000	645,405
07/09/2050	3.175%	276,000	194,172
Zoetis, Inc.
05/15/2030	2.000%	303,000	252,888
11/16/2032	5.600%	1,385,000	1,447,769
Total			72,309,862
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,500,000	984,254
Cincinnati Financial Corp.
11/01/2034	6.125%	341,000	358,802
CNA Financial Corp.
08/15/2027	3.450%	170,000	158,053
Travelers Property Casualty Corp.
04/15/2026	7.750%	206,000	219,356
Total			1,720,465
Railroads 0.2%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	170,000	198,468
05/01/2040	5.750%	269,000	284,646
02/15/2050	3.550%	147,000	116,639
02/15/2051	3.050%	785,000	557,374
01/15/2053	4.450%	367,000	336,382
04/15/2054	5.200%	1,900,000	1,938,653
Canadian Pacific Railway Co.
12/02/2024	1.350%	2,045,000	1,922,493
12/02/2026	1.750%	395,000	355,153
05/01/2048	4.700%	494,000	448,569
Union Pacific Corp.
05/20/2031	2.375%	875,000	740,241
02/14/2032	2.800%	1,187,000	1,024,167
02/14/2042	3.375%	988,000	790,614
05/15/2053	4.950%	415,000	413,324
09/15/2067	4.100%	200,000	165,703
Total			9,292,426
Refining 0.0%
HF Sinclair Corp.
10/01/2023	2.625%	498,000	493,204
04/01/2026	5.875%	618,000	620,388
Phillips 66
11/15/2044	4.875%	40,000	36,864
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Phillips 66 Co.
10/01/2026	3.550%	171,000	160,520
12/15/2029	3.150%	263,000	229,566
Valero Energy Corp.
09/15/2027	2.150%	341,000	302,368
04/15/2032	7.500%	181,000	204,503
Total			2,047,413
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	1,385,000	1,266,317
10/15/2030	4.000%	190,000	163,511
Yum! Brands, Inc.
01/31/2032	4.625%	1,215,000	1,102,602
Total			2,532,430
Retail REIT 0.4%
Agree LP
06/15/2028	2.000%	1,721,000	1,433,512
10/01/2032	4.800%	863,000	802,301
06/15/2033	2.600%	392,000	301,857
Brixmor Operating Partnership LP
02/01/2025	3.850%	341,000	326,910
04/01/2028	2.250%	303,000	255,408
08/16/2031	2.500%	1,515,000	1,179,716
DDR Corp.
02/01/2025	3.625%	164,000	154,360
06/01/2027	4.700%	200,000	184,104
Federal Realty Investment Trust
01/15/2024	3.950%	1,096,000	1,081,455
National Retail Properties, Inc.
11/15/2025	4.000%	248,000	236,068
12/15/2026	3.600%	211,000	196,273
Realty Income Corp.
07/15/2024	3.875%	219,000	214,188
04/15/2025	3.875%	255,000	246,963
06/15/2028	2.200%	849,000	734,300
03/15/2030	4.850%	1,100,000	1,065,886
01/15/2031	3.250%	300,000	262,325
10/13/2032	5.625%	1,603,000	1,625,218
12/15/2032	2.850%	1,147,000	934,964
07/15/2033	4.900%	1,530,000	1,465,186
Regency Centers LP
09/15/2029	2.950%	2,393,000	2,052,121
Scentre Group Trust 1/Trust 2(a)
02/12/2025	3.500%	355,000	340,286
Scentre Group Trust 2(a),(j)
09/24/2080	4.750%	339,000	304,617

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STORE Capital Corp.
03/15/2028	4.500%	907,000	794,264
03/15/2029	4.625%	1,011,000	851,226
11/18/2030	2.750%	1,401,000	1,010,303
12/01/2031	2.700%	551,000	380,422
Total			18,434,233
Retailers 0.6%
7-Eleven, Inc.(a)
02/10/2031	1.800%	210,000	165,622
02/10/2041	2.500%	619,000	413,761
Alimentation Couche-Tard, Inc.(a)
01/25/2050	3.800%	433,000	314,041
Amazon.com, Inc.
08/22/2037	3.875%	550,000	502,249
05/12/2051	3.100%	725,000	540,253
04/13/2052	3.950%	2,305,000	2,004,352
Asbury Automotive Group, Inc.
03/01/2028	4.500%	875,000	806,051
Gap Inc. (The)(a)
10/01/2029	3.625%	1,215,000	860,054
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	1,250,000	1,099,045
Home Depot, Inc. (The)
09/15/2031	1.875%	620,000	504,345
09/15/2052	4.950%	661,000	656,096
L Brands, Inc.
06/15/2029	7.500%	2,010,000	2,037,685
Lithia Motors, Inc.(a)
12/15/2027	4.625%	855,000	798,202
Lowe’s Companies, Inc.
10/15/2030	1.700%	450,000	360,726
07/01/2033	5.150%	2,532,000	2,526,901
04/01/2052	4.250%	1,731,000	1,412,421
04/15/2053	5.625%	3,677,000	3,671,420
07/01/2053	5.750%	921,000	935,962
04/01/2063	5.850%	460,000	458,640
Nordstrom, Inc.
04/08/2024	2.300%	170,000	164,299
04/01/2030	4.375%	600,000	495,946
08/01/2031	4.250%	877,000	683,285
O’Reilly Automotive, Inc.
03/15/2026	3.550%	164,000	157,214
09/01/2027	3.600%	432,000	408,909
Penske Automotive Group, Inc.
06/15/2029	3.750%	903,000	779,805
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,030,000	1,879,918
Rite Aid Corp.(a)
11/15/2026	8.000%	1,250,000	611,231
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sonic Automotive, Inc.(a)
11/15/2029	4.625%	380,000	320,122
Target Corp.
01/15/2053	4.800%	979,000	936,444
Walmart, Inc.
04/15/2033	4.100%	2,303,000	2,236,092
04/15/2053	4.500%	1,872,000	1,825,481
William Carter Co. (The)(a)
03/15/2027	5.625%	405,000	395,346
Total			30,961,918
Stranded Utility 0.0%
PG&E Recovery Funding LLC
07/15/2047	5.536%	825,000	855,413
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	157,525
12/01/2047	5.212%	270,000	269,334
06/01/2052	5.099%	510,000	516,688
SCE Recovery Funding LLC
06/15/2040	4.697%	125,000	121,951
Sigeco Securitization I LLC
11/15/2036	5.026%	121,000	119,884
05/15/2041	5.172%	112,000	108,919
Total			2,149,714
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	3,715,000	3,522,760
Kroger Co. (The)
05/01/2030	2.200%	682,000	564,434
02/01/2047	4.450%	240,000	209,472
Total			4,296,666
Technology 2.1%
Amkor Technology, Inc.(a)
09/15/2027	6.625%	630,000	630,680
ams AG(a)
07/31/2025	7.000%	1,010,000	890,144
Apple, Inc.
05/10/2028	4.000%	2,750,000	2,703,352
05/10/2030	4.150%	1,376,000	1,354,471
02/08/2041	2.375%	669,000	493,527
08/04/2046	3.850%	229,000	201,237
11/13/2047	3.750%	169,000	146,264
02/08/2051	2.650%	563,000	388,763
08/08/2052	3.950%	1,291,000	1,137,248
05/10/2053	4.850%	2,493,000	2,554,051
08/05/2061	2.850%	3,630,000	2,469,932
Arrow Electronics, Inc.
01/12/2028	3.875%	376,000	348,123

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	37

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	925,000	830,893
Block, Inc.
06/01/2026	2.750%	545,000	496,250
06/01/2031	3.500%	910,000	754,736
Broadcom, Inc.
11/15/2025	3.150%	1,078,000	1,024,422
Broadcom, Inc.(a)
02/15/2031	2.450%	1,439,000	1,168,883
04/15/2033	3.419%	1,182,000	989,552
04/15/2034	3.469%	923,000	756,514
05/15/2037	4.926%	1,314,000	1,186,427
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	960,000	848,884
CommScope Finance LLC(a)
03/01/2026	6.000%	1,875,000	1,754,583
CommScope Technologies LLC(a)
03/15/2027	5.000%	1,155,000	806,054
Dell International LLC/EMC Corp.
06/15/2026	6.020%	461,000	467,617
02/01/2028	5.250%	691,000	689,615
10/01/2029	5.300%	600,000	595,268
Entegris, Inc.(a)
04/15/2028	4.375%	1,040,000	951,337
05/01/2029	3.625%	320,000	275,769
Equinix, Inc.
11/18/2026	2.900%	469,000	430,281
Fiserv, Inc.
07/01/2026	3.200%	360,000	337,796
03/02/2033	5.600%	470,000	478,822
07/01/2049	4.400%	345,000	290,221
Gartner, Inc.(a)
07/01/2028	4.500%	710,000	665,545
06/15/2029	3.625%	845,000	745,166
Global Payments, Inc.
05/15/2030	2.900%	1,850,000	1,567,885
11/15/2031	2.900%	1,415,000	1,153,061
Imola Merger Corp.(a)
05/15/2029	4.750%	1,740,000	1,517,338
Intel Corp.
02/10/2033	5.200%	500,000	504,659
08/12/2041	2.800%	788,000	561,903
02/10/2043	5.625%	1,318,000	1,339,424
02/10/2053	5.700%	1,169,000	1,190,794
02/15/2060	3.100%	239,000	152,973
02/10/2063	5.900%	1,963,000	2,024,450
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,050,000	991,299
07/15/2030	5.250%	340,000	306,365
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KLA Corp.
03/01/2050	3.300%	903,000	679,887
Leidos, Inc.
02/15/2031	2.300%	194,000	152,933
Microchip Technology, Inc.
02/15/2024	0.972%	506,000	489,808
Micron Technology, Inc.
04/15/2028	5.375%	4,607,000	4,564,078
02/09/2033	5.875%	541,000	539,152
11/01/2051	3.477%	450,000	299,852
Microsoft Corp.
03/17/2052	2.921%	462,000	343,348
03/17/2062	3.041%	314,000	229,223
MSCI, Inc.(a)
09/01/2030	3.625%	380,000	328,820
NCR Corp.(a)
10/01/2028	5.000%	1,497,000	1,339,096
09/01/2029	6.125%	700,000	700,790
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	996,000	962,535
05/11/2031	2.500%	1,916,000	1,561,701
05/11/2041	3.250%	902,000	655,401
11/30/2051	3.250%	400,000	267,752
ON Semiconductor Corp.(a)
09/01/2028	3.875%	1,275,000	1,160,166
Oracle Corp.
03/25/2028	2.300%	312,000	275,247
02/06/2033	4.900%	945,000	917,389
07/08/2034	4.300%	164,000	148,953
05/15/2035	3.900%	251,000	216,374
07/15/2036	3.850%	285,000	238,297
11/15/2037	3.800%	2,010,000	1,643,586
04/01/2040	3.600%	2,700,000	2,089,238
07/15/2046	4.000%	1,597,000	1,227,622
11/09/2052	6.900%	2,048,000	2,294,925
02/06/2053	5.550%	1,789,000	1,733,334
05/15/2055	4.375%	555,000	446,125
Presidio Holdings, Inc.(a)
02/01/2027	4.875%	1,225,000	1,149,770
PTC, Inc.(a)
02/15/2028	4.000%	880,000	815,336
QUALCOMM, Inc.
05/20/2052	4.500%	290,000	263,909
05/20/2053	6.000%	2,072,000	2,316,819
Roper Technologies, Inc.
09/15/2027	1.400%	569,000	490,557
06/30/2030	2.000%	242,000	198,104
S&P Global, Inc.
03/01/2032	2.900%	1,545,000	1,340,340

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seagate HDD Cayman
07/15/2029	3.125%	480,000	370,343
01/15/2031	4.125%	1,239,000	1,016,705
Sensata Technologies BV(a)
04/15/2029	4.000%	1,160,000	1,032,531
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	1,020,000	976,398
Synaptics, Inc.(a)
06/15/2029	4.000%	905,000	765,786
Texas Instruments, Inc.
03/14/2033	4.900%	3,673,000	3,760,386
03/14/2053	5.000%	2,296,000	2,330,414
05/18/2063	5.050%	1,930,000	1,932,335
TSMC Arizona Corp.
10/25/2031	2.500%	2,260,000	1,892,670
VMware, Inc.
08/15/2023	0.600%	4,027,000	4,001,676
08/15/2024	1.000%	2,859,000	2,707,153
08/15/2026	1.400%	2,675,000	2,360,245
05/15/2027	4.650%	774,000	752,064
05/15/2030	4.700%	1,653,000	1,579,844
Workday, Inc.
04/01/2029	3.700%	986,000	914,806
Total			99,646,401
Tobacco 0.5%
BAT Capital Corp.
08/15/2037	4.390%	5,553,000	4,437,376
08/15/2047	4.540%	425,000	313,601
Philip Morris International, Inc.
11/17/2025	5.000%	1,949,000	1,939,814
02/13/2026	4.875%	1,488,000	1,477,349
11/17/2027	5.125%	2,923,000	2,932,479
02/15/2028	4.875%	3,980,000	3,925,064
02/15/2030	5.125%	2,992,000	2,959,240
11/17/2032	5.750%	468,000	479,613
02/15/2033	5.375%	3,953,000	3,945,932
11/15/2041	4.375%	1,300,000	1,111,101
Total			23,521,569
Transportation Services 0.1%
Adani International Container Terminal Private Ltd.(a)
02/16/2031	3.000%	777,750	609,535
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	1,405,000	1,348,016
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	348,356
Hertz Corp. (The)(a)
12/01/2026	4.625%	860,000	776,351
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	169,000	163,264
XPO, Inc.(a)
06/01/2028	6.250%	325,000	320,738
06/01/2031	7.125%	325,000	327,676
Total			3,893,936
Wireless 0.9%
Altice France Holding SA(a)
02/15/2028	6.000%	905,000	440,962
Altice France SA(a)
07/15/2029	5.125%	1,375,000	976,118
America Movil SAB de CV
04/22/2029	3.625%	795,000	728,302
04/22/2049	4.375%	662,000	576,614
America Movil SAB de CV(a)
04/04/2032	5.375%	404,000	365,323
American Tower Corp.
01/15/2027	3.125%	777,000	716,369
03/15/2028	5.500%	1,833,000	1,824,388
07/15/2033	5.550%	2,276,000	2,292,397
01/15/2051	2.950%	459,000	290,443
Crown Castle International Corp.
07/15/2026	1.050%	2,469,000	2,166,113
03/15/2027	2.900%	1,326,000	1,213,841
02/15/2028	3.800%	904,000	844,164
04/01/2041	2.900%	917,000	642,367
Crown Castle, Inc.
01/11/2028	5.000%	4,768,000	4,695,354
09/01/2028	4.800%	903,000	877,479
Empresa Nacional de Telecomunicaciones SA(a)
09/14/2032	3.050%	325,000	255,872
SBA Communications Corp.
02/01/2029	3.125%	1,260,000	1,068,324
Sprint Capital Corp.
11/15/2028	6.875%	387,000	410,357
03/15/2032	8.750%	1,030,000	1,244,918
Sprint Corp.
03/01/2026	7.625%	3,355,000	3,484,065
T-Mobile US, Inc.
02/15/2026	2.250%	1,928,000	1,775,921
04/15/2027	3.750%	2,937,000	2,782,334
02/01/2028	4.750%	2,415,000	2,347,433
03/15/2028	4.950%	1,831,000	1,803,485
07/15/2028	4.800%	1,833,000	1,799,181
04/15/2029	3.375%	3,545,000	3,187,481
02/15/2031	2.550%	1,380,000	1,147,003
07/15/2033	5.050%	2,291,000	2,249,535
01/15/2053	5.650%	2,805,000	2,847,590

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	39

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
02/15/2026	1.500%	618,000	558,777
Total			45,612,510
Wirelines 0.6%
AT&T, Inc.
06/01/2027	2.300%	951,000	855,755
02/01/2028	1.650%	107,000	92,053
12/01/2033	2.550%	2,980,000	2,332,130
02/15/2034	5.400%	5,186,000	5,198,939
06/01/2041	3.500%	882,000	677,639
12/01/2057	3.800%	2,485,000	1,797,466
09/15/2059	3.650%	864,000	601,021
CenturyLink, Inc.(a)
12/15/2026	5.125%	1,880,000	1,304,798
02/15/2027	4.000%	1,925,000	1,438,115
Deutsche Telekom AG(a)
01/21/2050	3.625%	392,000	296,611
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	1,380,000	1,261,194
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	1,920,000	1,334,127
Telecom Italia Capital SA
09/30/2034	6.000%	1,225,000	987,205
Verizon Communications, Inc.
03/22/2028	2.100%	140,000	123,006
02/08/2029	3.875%	235,000	220,750
01/20/2031	1.750%	1,050,000	827,865
03/21/2031	2.550%	4,265,000	3,562,054
03/15/2032	2.355%	2,463,000	1,981,162
05/09/2033	5.050%	5,012,000	4,954,041
11/20/2040	2.650%	1,565,000	1,087,967
Total			30,933,898
Total Corporate Bonds & Notes (Cost $1,517,379,514)			1,387,557,127

Foreign Government Obligations(l) 1.1%

Angola 0.0%
Angolan Government International Bond(a)
05/09/2028	8.250%	500,000	443,789
04/14/2032	8.750%	678,000	571,913
Total			1,015,702
Australia 0.1%
Export Finance & Insurance Corp.(a)
10/26/2027	4.625%	3,202,000	3,218,961
Bahrain 0.0%
Bahrain Government International Bond(a)
09/16/2032	5.450%	900,000	802,739
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bermuda 0.0%
Bermuda Government International Bond(a)
07/15/2032	5.000%	1,111,000	1,090,793
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	530,000	472,314
05/15/2029	4.250%	360,000	293,721
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	252,829
Province of Saskatchewan
06/08/2027	3.250%	1,251,000	1,188,954
Total			2,207,818
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%	592,000	506,471
Interchile SA(a)
06/30/2056	4.500%	769,000	638,978
Total			1,145,449
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	300,000	285,526
02/02/2034	7.500%	235,000	230,544
Ecopetrol SA
01/16/2025	4.125%	300,000	288,147
06/26/2026	5.375%	580,000	554,102
Total			1,358,319
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%	630,000	632,430
Dominican Republic 0.1%
Dominican Republic International Bond(a)
09/23/2032	4.875%	1,000,000	852,090
02/22/2033	6.000%	725,000	668,646
01/30/2060	5.875%	1,500,000	1,160,552
Total			2,681,288
Hungary 0.0%
Hungary Government International Bond(a)
06/16/2034	5.500%	260,000	252,884
09/25/2052	6.750%	200,000	206,491
Total			459,375
Indonesia 0.0%
Indonesia Government International Bond
01/11/2053	5.650%	200,000	209,530

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Israel 0.1%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%	841,000	717,844
Israel Government International Bond
01/17/2033	4.500%	3,317,000	3,258,791
Total			3,976,635
Italy 0.0%
Republic of Italy Government International Bond
05/06/2051	3.875%	323,000	234,082
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	1,200,000	1,049,502
Kenya 0.0%
Republic of Kenya Government International Bond(a)
05/22/2032	8.000%	500,000	422,593
Mexico 0.2%
Banco Nacional de Comercio Exterior SNC(a),(j)
08/11/2031	2.720%	520,000	436,102
Comision Federal de Electricidad(a)
02/09/2031	3.348%	600,000	472,477
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	175,580
Mexico Government International Bond
02/12/2034	3.500%	3,877,000	3,249,544
05/04/2053	6.338%	2,427,000	2,477,845
05/24/2061	3.771%	671,000	456,763
04/19/2071	3.750%	1,955,000	1,307,852
Petroleos Mexicanos
01/15/2025	4.250%	1,000,000	944,605
02/12/2028	5.350%	1,100,000	902,268
01/28/2031	5.950%	720,000	525,875
Total			10,948,911
Morocco 0.0%
Morocco Government International Bond(a)
03/08/2028	5.950%	209,000	211,125
Netherlands 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	188,000	168,624
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	1,200,000	1,044,678
09/28/2028	6.125%	540,000	449,636
01/21/2031	8.747%	500,000	448,336
09/28/2033	7.375%	442,000	348,164
Total			2,290,814
Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	437,552
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	400,000	395,201
10/28/2032	7.375%	300,000	329,333
Total			724,534
Pakistan 0.0%
Pakistan Government International Bond(a)
04/08/2026	6.000%	500,000	243,600
Panama 0.0%
Panama Government International Bond
03/28/2054	6.853%	1,141,000	1,191,665
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(m)
06/05/2034	0.000%	356,230	249,370
Paraguay Government International Bond(a),(g)
08/21/2033	5.850%	2,086,000	2,086,472
Paraguay Government International Bond(a)
03/13/2048	5.600%	1,800,000	1,581,194
03/30/2050	5.400%	757,000	648,937
Total			4,565,973
Peru 0.0%
Fondo MIVIVIENDA SA(a)
04/12/2027	4.625%	300,000	291,025
Peruvian Government International Bond
11/18/2050	5.625%	98,000	100,489
Total			391,514
Philippines 0.0%
Philippine Government International Bond
01/17/2048	5.500%	200,000	207,733
Poland 0.1%
Bank Gospodarstwa Krajowego(a)
05/22/2033	5.375%	283,000	281,560

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	41

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Republic of Poland Government International Bond
11/16/2032	5.750%	203,000	213,005
10/04/2033	4.875%	348,000	341,781
04/04/2053	5.500%	1,338,000	1,350,348
Total			2,186,694
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%	400,000	331,626
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
11/24/2023	1.250%	200,000	196,071
11/24/2025	1.625%	338,000	309,397
Saudi Government International Bond(a)
02/02/2033	2.250%	743,000	599,212
01/18/2053	5.000%	644,000	596,929
Total			1,701,609
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	335,036
03/13/2048	6.750%	400,000	288,294
Total			623,330
Singapore 0.0%
BOC Aviation Ltd.(a)
10/10/2024	3.500%	310,000	300,151
South Africa 0.0%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%	300,000	298,643
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,100,000	971,476
Total			1,270,119
Turkey 0.0%
Turkiye Ihracat Kredi Bankasi AS(a)
01/31/2026	9.375%	206,000	205,122
United Arab Emirates 0.0%
MDGH GMTN RSC Ltd.(a)
11/22/2033	4.375%	380,000	366,850
United States 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	2,095,000	1,749,654
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands 0.0%
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	687,468
Total Foreign Government Obligations (Cost $56,164,664)			51,309,884

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	390,000	432,066
Higher Education 0.1%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	1,848,611
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	453,166
Total			2,301,777
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	909,624
Joint Power Authority 0.0%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,572,693
Municipal Power 0.0%
Texas Natural Gas Securitization Finance
Series 2023
04/01/2041	5.169%	140,000	144,082

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,689,876
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	896,678
Total			2,586,554
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	439,828
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	356,205
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,445,063
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	411,000	381,236
Total Municipal Bonds (Cost $11,565,602)			10,569,128

Residential Mortgage-Backed Securities - Agency(n) 26.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
10/01/2042- 12/01/2043	3.500%	13,238,679	12,335,319
CMO Series 2013-11 Class AP
01/25/2043	1.500%	66,117	57,911
CMO Series 2014-25 Class EL
05/25/2044	3.000%	1,336,866	1,199,779
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-74 Class PC
06/25/2044	2.500%	1,116,168	1,018,822
CMO Series 2015-8 Class AP
03/25/2045	2.000%	2,459,973	2,124,510
CMO Series 2018-85 Class EA
12/25/2048	3.500%	1,137,269	1,068,088
CMO Series 2020-50 Class A
07/25/2050	2.000%	3,541,670	2,927,139
CMO Series 2021-27 Class EC
05/25/2051	1.500%	4,103,691	3,248,050
CMO Series 2022-11 Class A
07/25/2047	2.500%	4,795,826	4,235,914
CMO Series 2022-3 Class N
10/25/2047	2.000%	5,589,573	4,800,705
Fannie Mae REMICS(b)
CMO Series 2017-78 Class FC
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 10/25/2047	5.500%	1,525,989	1,474,263
CMO Series 2018-85 Class FE
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 12/25/2048	5.450%	3,415,636	3,307,944
CMO Series 2019-15 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 04/25/2049	5.650%	811,330	787,428
CMO Series 2019-43 Class FC
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 08/25/2049	5.550%	1,625,017	1,569,142
CMO Series 2020-34 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2050	5.600%	1,105,348	1,066,459
Federal Home Loan Mortgage Corp.
10/01/2026- 10/17/2038	6.500%	613,931	629,600
12/01/2032- 08/01/2052	4.000%	16,753,814	15,855,532
03/01/2033- 05/01/2049	3.000%	29,698,936	26,681,881
06/01/2035- 04/01/2036	5.500%	72,347	72,598
09/01/2037	6.000%	363,657	378,037
06/01/2040- 12/01/2051	2.000%	57,635,187	49,156,859
04/01/2042- 03/01/2052	2.500%	15,339,003	13,170,257
06/01/2046- 03/01/2052	3.500%	7,475,229	6,858,381

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	43

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2048- 07/01/2052	4.500%	7,708,079	7,449,761
12/01/2048- 03/01/2053	5.000%	6,941,592	6,821,825
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	1,192,852	1,075,693
CMO Series 2127 Class PG
02/15/2029	6.250%	51,001	50,693
CMO Series 2165 Class PE
06/15/2029	6.000%	32,679	32,763
CMO Series 2326 Class ZQ
06/15/2031	6.500%	154,283	155,455
CMO Series 2399 Class TH
01/15/2032	6.500%	86,837	88,847
CMO Series 2517 Class Z
10/15/2032	5.500%	46,260	44,374
CMO Series 2557 Class HL
01/15/2033	5.300%	156,078	155,215
CMO Series 262 Class 35
07/15/2042	3.500%	1,958,674	1,828,995
CMO Series 2752 Class EZ
02/15/2034	5.500%	415,896	412,515
CMO Series 2764 Class ZG
03/15/2034	5.500%	361,935	360,227
CMO Series 2953 Class PG
03/15/2035	5.500%	1,441,369	1,457,262
CMO Series 2986 Class CH
06/15/2025	5.000%	57,689	56,774
CMO Series 2989 Class TG
06/15/2025	5.000%	39,950	39,586
CMO Series 299 Class 300
01/15/2043	3.000%	235,004	212,582
CMO Series 2990 Class UZ
06/15/2035	5.750%	542,701	542,237
CMO Series 3101 Class UZ
01/15/2036	6.000%	148,517	152,921
CMO Series 3123 Class AZ
03/15/2036	6.000%	171,148	172,846
CMO Series 3143 Class BC
02/15/2036	5.500%	201,628	205,351
CMO Series 3164 Class MG
06/15/2036	6.000%	60,065	61,116
CMO Series 3195 Class PD
07/15/2036	6.500%	114,594	115,937
CMO Series 3200 Class AY
08/15/2036	5.500%	133,609	135,012
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3213 Class JE
09/15/2036	6.000%	183,875	190,506
CMO Series 3229 Class HE
10/15/2026	5.000%	139,199	137,007
CMO Series 3423 Class PB
03/15/2038	5.500%	426,848	432,563
CMO Series 3453 Class B
05/15/2038	5.500%	10,276	10,175
CMO Series 3461 Class Z
06/15/2038	6.000%	817,305	821,506
CMO Series 3501 Class CB
01/15/2039	5.500%	186,368	187,661
CMO Series 3684 Class CY
06/15/2025	4.500%	182,602	180,395
CMO Series 3704 Class CT
12/15/2036	7.000%	280,119	294,355
CMO Series 3704 Class DT
11/15/2036	7.500%	271,689	288,437
CMO Series 3704 Class ET
12/15/2036	7.500%	188,141	200,949
CMO Series 3707 Class B
08/15/2025	4.500%	181,853	180,068
CMO Series 3819 Class ZQ
04/15/2036	6.000%	286,173	293,063
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	997,690
CMO Series 4015 Class MY
03/15/2042	3.500%	1,812,777	1,676,911
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	848,422
CMO Series 4205 Class PA
05/15/2043	1.750%	1,827,302	1,544,505
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,044,102
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	1,843,635
CMO Series 4880 Class DA
05/15/2050	3.000%	1,133,938	1,025,098
CMO Series 5091 Class AB
03/25/2051	1.500%	2,435,619	1,967,271
CMO Series R006 Class ZA
04/15/2036	6.000%	217,648	225,828
CMO Series R007 Class ZA
05/15/2036	6.000%	424,865	435,119
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	253,045	229,641

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.333% 07/01/2036	4.416%	34,888	34,804
12-month USD LIBOR + 1.841% Cap 9.144% 07/01/2040	4.402%	77,298	78,141
12-month USD LIBOR + 1.641% Cap 7.801% 05/01/2049	2.817%	670,065	654,267
1-month SOFR + 2.130% Floor 2.130%, Cap 8.913% 07/01/2052	3.913%	1,198,228	1,135,104
1-month SOFR + 2.130% Floor 2.130%, Cap 9.299% 07/01/2052	4.299%	1,415,181	1,357,011
1-month SOFR + 2.140% Floor 2.140%, Cap 8.986% 08/01/2052	3.986%	1,652,803	1,553,342
1-month SOFR + 2.380% Floor 2.380%, Cap 9.124% 09/01/2052	4.123%	842,932	802,765
1-month SOFR + 2.304% Floor 2.304%, Cap 9.199% 05/01/2053	4.199%	4,706,282	4,523,936
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	4.962%	58,083	57,786
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	155,671	148,399
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	5.605%	281,566	277,849
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	5.414%	327,958	301,056
Federal Home Loan Mortgage Corp.(o)
04/01/2045	3.000%	5,631,069	5,083,784
07/01/2050	2.500%	5,711,456	4,878,060
Federal Home Loan Mortgage Corp.(h)
CMO Series 3077 Class TO
04/15/2035	0.000%	23,548	22,683
CMO Series 3100 Class
01/15/2036	0.000%	70,735	58,244
CMO Series 3117 Class OG
02/15/2036	0.000%	31,398	26,662
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3181 Class OH
07/15/2036	0.000%	162,115	128,781
CMO Series 3316 Class JO
05/15/2037	0.000%	6,444	4,982
CMO Series 3607 Class TO
10/15/2039	0.000%	143,595	114,640
CMO STRIPS Series 197 Class
04/01/2028	0.000%	52,594	48,131
CMO STRIPS Series 310 Class
09/15/2043	0.000%	836,319	614,096
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	1.177%	1,220,533	110,895
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	0.807%	27,578	1,516
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	0.857%	18,864	1,316
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	0.907%	26,611	1,022
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	1.057%	126,557	8,574
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	0.807%	146,682	7,983
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	0.807%	213,123	18,340
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	2.507%	173,914	21,302

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	45

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class GT
11/15/2046	7.540%	194,133	206,049
CMO Series 4272 Class W
04/15/2040	5.643%	1,097,395	1,123,980
Federal Home Loan Mortgage Corp.(d)
CMO Series 3714 Class IP
08/15/2040	5.000%	115,360	7,866
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 3802 Class LS
01/15/2040	5.605%	302,419	12,337
Federal Home Loan Mortgage Corp. REMICS
CMO Series 5178 Class TP
04/25/2049	2.500%	2,462,299	2,132,350
CMO Series 5202 Class LA
05/25/2049	2.500%	2,234,924	1,952,784
CMO Series 5203 Class G
11/25/2048	2.500%	995,515	864,661
Federal Home Loan National Mortgage Corp.(b)
12-month USD LIBOR + 1.638% Cap 7.475% 09/01/2045	5.403%	2,171,626	2,192,774
12-month USD LIBOR + 1.688% Cap 7.716% 09/01/2047	5.147%	1,369,261	1,382,988
12-month USD LIBOR + 1.637% Floor 1.637%, Cap 7.994% 04/01/2048	4.670%	2,780,879	2,771,815
12-month USD LIBOR + 1.637% Floor 1.637%, Cap 8.629% 03/01/2049	4.140%	1,153,402	1,144,656
Federal National Mortgage Association
11/01/2023- 05/01/2053	6.000%	14,596,756	14,728,640
02/01/2024- 02/01/2053	6.500%	3,377,961	3,548,610
01/01/2027- 09/01/2062	4.000%	40,101,560	38,650,795
05/01/2033- 06/01/2062	3.500%	73,861,397	68,398,851
11/01/2033- 09/01/2052	5.500%	2,494,931	2,554,638
01/01/2036- 06/01/2053	5.000%	13,047,287	12,821,204
11/01/2037- 02/01/2053	7.000%	2,351,352	2,441,854
06/01/2040- 03/01/2047	2.000%	172,926,540	147,122,147
12/01/2040- 03/01/2062	2.500%	57,140,733	49,079,203
06/01/2041- 12/01/2061	4.500%	17,506,506	16,981,911
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2041- 07/01/2051	1.500%	28,902,297	23,159,813
11/01/2042- 06/01/2062	3.000%	186,418,552	166,734,104
CMO Series 1999-7 Class AB
03/25/2029	6.000%	71,861	71,126
CMO Series 2001-60 Class PX
11/25/2031	6.000%	103,666	104,745
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	324,791	325,040
CMO Series 2002-78 Class Z
12/25/2032	5.500%	129,731	128,471
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,692,062	1,666,674
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	589,335	586,996
CMO Series 2004-65 Class LT
08/25/2024	4.500%	12,935	12,779
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	988,794	978,805
CMO Series 2005-121 Class DX
01/25/2026	5.500%	49,603	49,014
CMO Series 2006-105 Class ME
11/25/2036	5.500%	376,936	379,355
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	279,057	275,828
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	106,379	103,849
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	98,799	99,631
CMO Series 2007-116 Class PB
08/25/2035	5.500%	109,271	110,301
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	140,967	139,894
CMO Series 2007-42 Class B
05/25/2037	6.000%	98,768	100,202
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	178,887	178,512
CMO Series 2008-80 Class GP
09/25/2038	6.250%	15,804	16,322
CMO Series 2009-59 Class HB
08/25/2039	5.000%	236,488	233,261
CMO Series 2009-60 Class HT
08/25/2039	6.000%	223,111	230,579
CMO Series 2009-79 Class UA
03/25/2038	7.000%	15,044	15,365

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-W1 Class A
12/25/2049	6.000%	394,950	395,449
CMO Series 2010-111 Class AM
10/25/2040	5.500%	608,964	623,110
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,027,001	1,019,719
CMO Series 2011-118 Class MT
11/25/2041	7.000%	298,019	312,762
CMO Series 2011-118 Class NT
11/25/2041	7.000%	332,899	352,227
CMO Series 2011-31 Class DB
04/25/2031	3.500%	1,282,150	1,222,260
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	164,056	165,800
CMO Series 2011-44 Class EB
05/25/2026	3.000%	383,448	370,961
CMO Series 2011-46 Class B
05/25/2026	3.000%	945,019	912,633
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	811,314	817,010
CMO Series 2012-151 Class NX
01/25/2043	1.500%	577,984	483,275
CMO Series 2012-66 Class CB
06/25/2032	3.000%	2,533,888	2,368,385
CMO Series 2013-100 Class WB
10/25/2033	3.000%	2,445,620	2,282,884
CMO Series 2013-101 Class E
10/25/2033	3.000%	2,447,916	2,288,786
CMO Series 2013-108 Class GU
10/25/2033	3.000%	1,984,420	1,848,712
CMO Series 2013-43 Class BP
05/25/2043	1.750%	2,152,413	1,821,678
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	820,967
CMO Series 2013-81 Class TA
02/25/2043	3.000%	1,002,908	958,551
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,409,820
CMO Series 2015-84 Class PA
08/25/2033	1.700%	2,202,920	1,965,676
CMO Series 2016-48 Class MA
06/25/2038	2.000%	2,124,247	1,891,525
CMO Series 2016-57 Class PC
06/25/2046	1.750%	4,545,047	3,771,628
CMO Series 2017-13 Class PA
08/25/2046	3.000%	48,390	44,038
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-14 Class KC
03/25/2048	3.000%	106,550	98,105
CMO Series 2018-8 Class KL
03/25/2047	2.500%	795,635	690,435
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,757,881	1,584,562
CMO Series 2019-8 Class GA
03/25/2049	3.000%	3,763,086	3,364,738
CMO Series 2020-48 Class AB
07/25/2050	2.000%	2,075,279	1,703,389
CMO Series 2020-48 Class DA
07/25/2050	2.000%	2,908,298	2,410,590
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	4,962,874	4,251,527
CMO Series 2021-78 Class ND
11/25/2051	1.500%	9,654,083	7,912,529
CMO Series G94-8 Class K
07/17/2024	8.000%	9,387	9,431
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	246,220	229,568
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Floor 2.500%, Cap 11.208% 03/01/2036	5.197%	101,390	103,246
12-month USD LIBOR + 1.579% Floor 1.579%, Cap 7.692% 06/01/2045	4.300%	450,805	451,152
12-month USD LIBOR + 1.583% Floor 1.583%, Cap 7.681% 01/01/2046	4.674%	1,163,231	1,164,533
1-month SOFR + 2.120% Floor 2.120%, Cap 9.169% 07/01/2052	4.169%	2,585,194	2,460,809
1-month SOFR + 2.124% Floor 2.124%, Cap 9.355% 07/01/2052	4.355%	3,068,455	2,960,225
1-month SOFR + 2.370% Floor 2.370%, Cap 8.681% 08/01/2052	3.681%	1,752,633	1,656,244
1-month SOFR + 2.120% Floor 2.120%, Cap 8.965% 08/01/2052	3.965%	731,148	688,904
1-month SOFR + 2.125% Floor 2.125%, Cap 9.306% 08/01/2052	4.306%	3,197,542	3,079,812
1-month SOFR + 2.125% Floor 2.125%, Cap 9.629% 08/01/2052	4.629%	3,519,076	3,423,576
1-month SOFR + 2.130% Floor 2.130%, Cap 9.653% 08/01/2052	4.653%	2,719,702	2,648,184

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	47

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
1-month SOFR + 2.120% Floor 2.120%, Cap 9.143% 09/01/2052	4.143%	2,509,114	2,424,066
1-month SOFR + 2.370% Floor 2.370%, Cap 9.218% 09/01/2052	4.218%	820,177	786,154
1-month SOFR + 2.131% Floor 2.131%, Cap 9.149% 10/01/2052	4.149%	5,864,669	5,654,924
1-month SOFR + 2.127% Floor 2.127%, Cap 9.249% 11/01/2052	4.249%	2,088,209	2,020,405
1-month SOFR + 2.120% Floor 2.120%, Cap 9.517% 11/01/2052	4.517%	1,181,008	1,151,428
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	5.550%	112,189	111,244
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	3.598%	22,523	23,575
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	5.370%	191,282	189,291
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	5.400%	131,985	123,914
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	0.027%	28,841	23,610
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	0.499%	192,430	179,080
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	2.359%	118,344	111,090
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	5.700%	121,805	120,950
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-67 Class FB
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 11/25/2049	5.600%	802,674	776,857
Federal National Mortgage Association(o)
10/01/2050	2.500%	17,797,034	15,132,392
07/01/2052	3.000%	1,503,301	1,344,067
Federal National Mortgage Association(b),(d)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	3.350%	2,745	26
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	1.500%	104,452	5,049
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	1.450%	438,449	33,026
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	1.370%	103,572	6,620
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	1.550%	498,628	44,157
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	1.500%	117,297	2,247
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	1.200%	95,007	4,283
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	1.470%	74,220	6,368

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	1.250%	446,947	38,563
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	1.380%	140,610	8,201
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	1.100%	137,092	10,439
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	1.500%	29,831	2,552
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	0.850%	125,411	5,750
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	1.600%	192,585	19,965
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	0.000%	362,647	8,954
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	1.380%	878,112	97,380
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	1.270%	80,063	6,724
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	1.250%	73,058	4,053
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	0.000%	301,033	14,984
Federal National Mortgage Association(c)
CMO Series 2003-W16 Class AF5
11/25/2033	4.597%	236,217	217,912
CMO Series 2010-61 Class WA
06/25/2040	5.987%	61,540	62,289
CMO Series 2011-2 Class WA
02/25/2051	5.861%	53,957	53,801
CMO Series 2011-43 Class WA
05/25/2051	5.751%	67,976	67,967
Federal National Mortgage Association(h)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	82,035	67,012
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	135,990	107,840
CMO Series 2009-86 Class BO
03/25/2037	0.000%	27,670	23,530
CMO Series 2013-101 Class DO
10/25/2043	0.000%	947,001	693,639
CMO Series 2013-128 Class
12/25/2043	0.000%	549,851	419,529
CMO Series 2013-92 Class
09/25/2043	0.000%	609,687	448,478
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	5,313	5,250
Federal National Mortgage Association(d)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	59,948	10,944
Federal National Mortgage Association(c),(d)
CMO Series 2011-30 Class LS
04/25/2041	0.000%	204,580	10,343
Federal National Mortgage Association REMICS
CMO Series 2021-78 Class PA
11/25/2051	2.500%	1,689,573	1,445,426
CMO Series 2022-28C Class CA
01/25/2048	2.000%	1,823,842	1,610,632
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	1,472,399	1,173,272
CMO Series 205217 Class CD
07/25/2049	2.500%	1,891,752	1,692,643
CMO Series 4047 Class CX
05/15/2042	3.500%	2,501,000	2,282,172

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	49

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4446 Class CP
03/15/2045	2.250%	1,239,893	1,078,498
CMO Series 4719 Class LM
09/15/2047	3.000%	1,019,039	915,361
CMO Series 4937 Class MD
10/25/2049	2.500%	1,780,140	1,561,117
CMO Series 5143 Class GA
06/25/2049	2.000%	1,094,074	882,256
CMO Series 5182 Class M
05/25/2049	2.500%	1,517,889	1,303,313
CMO Series 5201 Class CA
07/25/2048	2.500%	2,201,438	1,935,160
CMO Series 5202 Class BH
12/25/2047	2.000%	1,255,011	1,113,707
CMO Series 5300 Class C
09/25/2047	2.000%	3,084,337	2,693,235
Freddie Mac REMICS(b)
CMO Series 4248 Class FT
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 09/15/2043	5.693%	910,036	886,888
CMO Series 4631 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 11/15/2046	5.693%	1,727,393	1,672,644
CMO Series 4793 Class FD
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 06/15/2048	5.493%	396,056	379,766
CMO Series 4826 Class KF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 09/15/2048	5.493%	819,328	785,829
CMO Series 5119 Class QF
30-day Average SOFR + 0.200% Floor 0.200%, Cap 6.500% 06/25/2051	5.173%	2,185,734	2,078,057
Government National Mortgage Association
09/20/2038	7.000%	41,210	42,731
08/20/2039- 01/20/2053	6.000%	7,907,032	8,087,945
07/20/2040- 12/15/2040	3.750%	1,635,075	1,554,192
11/15/2040- 11/20/2040	3.625%	625,153	589,781
12/15/2040	3.490%	1,143,499	1,109,046
06/20/2043- 03/20/2052	3.000%	31,095,470	28,000,053
05/20/2045- 08/20/2052	4.000%	24,151,031	22,900,641
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2047- 04/20/2050	4.500%	9,951,007	9,679,610
01/20/2048- 02/20/2052	3.500%	28,012,978	25,903,382
12/20/2048	5.000%	791,471	790,785
09/20/2050	2.500%	3,488,140	3,054,649
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	294,615	293,847
CMO Series 2005-26 Class XY
03/20/2035	5.500%	265,832	266,267
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	284,973	284,042
CMO Series 2006-17 Class JN
04/20/2036	6.000%	118,713	119,579
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	424,276	423,983
CMO Series 2006-69 Class MB
12/20/2036	5.500%	489,421	490,746
CMO Series 2008-23 Class PH
03/20/2038	5.000%	399,098	394,146
CMO Series 2009-104 Class AB
08/16/2039	7.000%	107,973	107,683
CMO Series 2010-130 Class CP
10/16/2040	7.000%	213,153	223,201
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	889	791
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	3,768	3,497
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	31,374	29,035
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	832,154	751,481
CMO Series 2021-227 Class E
07/20/2050	2.500%	7,843,992	6,782,485
CMO Series 2021-23 Class MG
02/20/2051	1.500%	2,819,373	2,345,481
CMO Series 2021-27 Class BD
02/20/2051	5.000%	1,375,128	1,374,475
CMO Series 2021-27 Class NT
02/20/2051	5.000%	1,557,601	1,507,520
CMO Series 2021-27 Class Q
02/20/2051	5.000%	1,362,961	1,322,737
CMO Series 2021-8 Class CY
01/20/2051	5.000%	1,222,390	1,204,564
CMO Series 2022-107 Class C
06/20/2051	2.500%	6,420,396	5,233,532

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-191 Class B
06/20/2041	4.000%	7,263,000	6,825,334
CMO Series 2022-205 Class A
09/20/2051	2.000%	2,352,699	1,847,408
CMO Series 2022-31 Class GH
12/20/2049	2.500%	4,251,839	3,715,364
CMO Series 2022-50 Class DC
08/20/2051	2.500%	1,949,444	1,657,198
CMO Series 2022-84 Class A
01/20/2052	2.500%	1,992,201	1,661,736
Government National Mortgage Association(c)
03/20/2048	4.770%	3,160,563	3,099,311
05/20/2063	4.390%	13,004	12,649
CMO Series 2010-H17 Class XQ
07/20/2060	5.140%	3,475	2,811
CMO Series 2011-137 Class WA
07/20/2040	5.594%	422,968	432,738
CMO Series 2012-141 Class WC
01/20/2042	3.714%	290,918	274,288
CMO Series 2013-54 Class WA
11/20/2042	4.891%	784,707	769,197
CMO Series 2013-75 Class WA
06/20/2040	5.105%	244,665	242,056
CMO Series 2020-1 Class A
08/20/2070	2.932%	3,302,573	2,873,044
CMO Series 2021-27 Class CW
02/20/2051	5.001%	1,730,628	1,704,832
Government National Mortgage Association(b)
1-year CMT + 1.703% 02/20/2072	6.168%	6,040,079	6,228,171
1-year CMT + 1.697% 04/20/2072	6.175%	6,518,209	6,725,877
1-year CMT + 1.737% 04/20/2072	6.231%	5,824,758	6,012,984
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	5.263%	42,382	43,818
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	5.644%	406,071	404,129
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	4.872%	5,529	5,447
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	4.872%	4,931	4,856
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	4.879%	2,942	2,892
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	4.973%	5,294	5,221
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	5.609%	337,780	336,016
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	4.694%	4,385	4,287
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	4.962%	5,732	5,591
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	5.564%	410,063	407,334
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	5.504%	352,668	349,917
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	5.574%	391,345	389,448
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	5.594%	1,317,800	1,309,415
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750%, Cap 11.000% 09/20/2063	5.844%	660,909	660,259
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 09/20/2063	5.794%	930,317	928,259

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	51

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	5.614%	904,233	898,094
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	5.614%	496,367	490,986
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	5.694%	4,039,494	4,016,849
CMO Series 2020-H05 Class FK
1-month USD LIBOR + 0.610% Floor 0.610%, Cap 99.000% 03/20/2070	4.158%	2,671,760	2,607,304
CMO Series 2022-197 Class LF
30-day Average SOFR + 0.700% Floor 0.700%, Cap 7.000% 11/20/2052	5.767%	5,760,189	5,717,636
Government National Mortgage Association(b),(d)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	0.954%	390,083	14,232
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	1.534%	266,267	6,791
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	0.993%	247,810	2,392
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	0.754%	304,281	6,909
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	2.154%	254,415	8,347
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	0.854%	420,137	15,226
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	0.942%	144,655	6,368
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	0.892%	116,157	6,610
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	1.092%	306,401	16,122
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	0.933%	423,436	25,087
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	1.554%	488,084	30,573
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	1.443%	235,724	11,318
Government National Mortgage Association(h)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	44,535	37,614
CMO Series 2010-157 Class OP
12/20/2040	0.000%	233,306	193,988
Government National Mortgage Association(d)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	321,168	67,549
Government National Mortgage Association TBA(g)
07/20/2053- 09/21/2053	6.000%	48,800,000	49,100,063
08/21/2053	5.500%	24,000,000	23,876,250
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,884,592	3,060,840
Uniform Mortgage-Backed Security TBA(g)
07/13/2053	2.000%	3,800,000	3,098,633
07/13/2053	4.000%	8,050,000	7,554,107
07/13/2053	4.500%	6,480,000	6,229,912
07/13/2053	5.500%	20,000,000	19,903,125

The accompanying Notes to Financial Statements are an integral part of this statement.
52	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/13/2053- 08/14/2053	6.000%	97,300,000	98,144,023
Total Residential Mortgage-Backed Securities - Agency (Cost $1,355,432,348)			1,304,774,817

Residential Mortgage-Backed Securities - Non-Agency 3.7%

Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-B Class A
06/25/2066	2.239%	2,756,061	2,587,187
Anchor Mortgage Trust(a),(c)
CMO Series 2021-1 Class A2
10/25/2026	3.650%	6,666,667	6,255,464
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	795,690	716,855
CMO Series 2021-6 Class A1
09/25/2066	1.483%	1,444,642	1,145,114
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	190,002	169,777
ANTLR Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
11/25/2024	2.115%	2,583,299	2,561,547
CMO Series 2021-RTL1 Class A2
01/25/2025	2.981%	4,600,000	4,191,405
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	23,138	22,067
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	5.320%	15,324	14,498
CMO Series 2003-7 Class 6A
10/25/2033	4.403%	79,390	74,543
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	6.050%	183,230	174,013
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	993,366	920,149
CMO Series 2019-3 Class A1
11/25/2059	2.724%	313,009	296,130
BVRT Financing Trust(a),(b),(f)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	2,890,209	2,890,209
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	4.483%	124,215	120,986
CMO Series 2007-A1 Class 2A1
02/25/2037	5.165%	46,877	44,013
CMO Series 2007-A1 Class 7A1
02/25/2037	5.140%	20,787	20,489
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	26,202	24,375
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	79,960	77,453
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	4.154%	57,890	55,314
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,900,783	1,488,890
CMO Series 2021-4 Class A1
10/25/2066	1.397%	2,061,198	1,618,395
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	104,566	98,465
CMO Series 2004-3 Class A26
04/25/2034	5.500%	46,671	44,431
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	108,243	106,291
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	38,871	36,855
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	4,904	4,802
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	67,953	65,666
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	115,057	111,532
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	4,440,970	4,241,710
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	2,822,601
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	1,275,690	1,196,517

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	53

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,288,284
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	4,631,230
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	2,937,020
FMC GMSR Issuer Trust(a),(c),(f)
CMO Series 2021-GT1 Class A
02/25/2024	3.650%	8,000,000	7,584,000
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	5,347,509
CMO Series 2022-GT2 Class B
07/25/2027	10.070%	6,000,000	5,527,388
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	5.500%	451,592	380,014
GSMPS Mortgage Loan Trust(a),(c),(d)
CMO Series 2005-RP3 Class 1AS
09/25/2035	0.000%	349,984	2,966
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	95,982	94,477
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	5.500%	6,130	5,573
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	4.186%	365,185	350,102
Headlands Residential LLC(a),(c)
CMO Series 2021-RPL1 Class NOTE
09/25/2026	2.487%	7,225,000	6,701,820
Hundred Acre Wood Trust(a),(f)
CMO Series 2018-1 Class A
02/13/2025	7.250%	2,000,000	1,940,000
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	5.750%	142,580	127,004
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	5.200%	50,886	48,287
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.700% Floor 0.350%, Cap 11.500% 05/25/2036	5.850%	25,132	21,413
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	4.194%	69,471	66,957
CMO Series 2007-A1 Class 5A5
07/25/2035	4.047%	74,939	73,141
LHOME Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
09/25/2026	2.090%	1,188,694	1,147,019
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	4.578%	63,637	60,433
CMO Series 2004-13 Class 3A7
11/21/2034	4.560%	115,588	108,795
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	21,433	17,649
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	71,184	67,530
CMO Series 2004-2 Class A2
08/25/2032	6.500%	112,114	106,806
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.390%, Cap 11.750% 03/25/2028	5.930%	29,273	27,449
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	5.770%	124,455	115,213
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.230%, Cap 11.750% 04/25/2029	5.610%	104,498	96,240
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.300%, Cap 11.750% 01/25/2030	6.283%	17,894	16,624
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	4.015%	93,235	87,113
CMO Series 2004-A4 Class A2
08/25/2034	4.176%	119,815	110,796

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(c)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	810,825	668,386
Mill City Securities Ltd.(a),(c)
CMO Series 2021-RS1 Class A2
04/28/2066	3.951%	4,449,000	3,827,469
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.651%	106,668	103,340
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	81,955	71,403
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	234,140	210,594
NewRez Warehouse Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 05/25/2055	5.900%	4,656,600	4,619,694
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	3,200,007	2,880,996
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,066,319	1,918,303
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	2,848,445	2,722,075
CMO Series 2021-2 Class A1
03/25/2026	2.115%	1,924,726	1,800,126
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	3,575,460	3,291,217
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	3,027,983	2,848,517
CMO Series 2021-NPL4 Class A1
10/27/2060	2.363%	2,851,600	2,628,814
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	2,924,097	2,699,725
CMO Series 2021-RN3 Class A1
09/25/2051	1.843%	4,521,331	4,104,555
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
30-day Average SOFR + 1.700% Floor 1.700% 12/27/2033	6.767%	2,330,871	2,334,478
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO VI Mortgage LLC(a),(c)
CMO Series 2022-1 Class A1
01/25/2027	3.000%	4,408,118	4,140,332
CMO Series 2022-1 Class A2
01/25/2027	5.250%	2,500,000	2,304,039
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	121,200	120,149
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	4.659%	187,356	187,870
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,278,840
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,712,045	1,547,744
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	2,965,971	2,750,291
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	5.917%	256,521	232,623
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	5.786%	211,550	198,410
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	5.746%	217,541	194,796
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	5.986%	111,990	103,331
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	99,945	91,949
CMO Series 2020-3 Class A1
04/25/2065	1.486%	490,979	449,406
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	426,526	383,747
CMO Series 2021-1 Class A1
05/25/2065	1.219%	559,528	476,518
CMO Series 2021-4 Class A1
08/25/2056	1.059%	1,865,055	1,525,523

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	55

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	5.065%	61,558	55,954
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.330%, Cap 11.000% 10/19/2034	5.806%	154,612	144,016
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.500% Floor 0.250%, Cap 11.000% 07/19/2035	5.646%	97,109	88,026
Structured Asset Securities Corp.(c)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	201,252	187,625
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	4.833%	98,417	96,824
CMO Series 2003-40A Class 3A2
01/25/2034	5.263%	71,874	68,963
CMO Series 2004-6XS Class A5A
03/25/2034	5.518%	15,221	15,036
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.518%	18,265	18,043
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	3.749%	77,820	72,444
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	37,701	37,591
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	2,684,280	2,566,447
CMO Series 2021-NPL3 Class A1
05/25/2051	1.743%	3,172,372	2,936,742
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	5,286,165	4,786,933
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	80,819	82,259
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	4,609,273	4,244,617
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	3,180,003	3,012,119
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	2,464,497	2,306,898
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	2,705,901	2,464,501
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	2,641,414	2,382,360
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A1
11/25/2059	2.642%	385,053	365,078
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	189,624	182,502
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	159,418	151,307
CMO Series 2020-1 Class A1
01/25/2060	2.417%	391,641	366,896
CMO Series 2020-2 Class A1
05/25/2060	2.226%	322,316	313,546
CMO Series 2020-5 Class A1
05/25/2065	1.218%	203,624	183,138
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	313,510	306,557
CMO Series 2021-1 Class A1
01/25/2066	0.815%	715,606	593,305
CMO Series 2021-2 Class A1
02/25/2066	1.031%	1,383,908	1,148,621
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,312,650	1,079,779
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,675,862	1,289,235
CMO Series 2021-5 Class A1
09/25/2066	1.013%	5,614,513	4,457,301
CMO Series 2021-7 Class A1
10/25/2066	1.829%	2,559,698	2,158,709
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,839,705	1,573,149
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	606,700	546,670
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	729,186	639,567
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	466,391	422,615
VM Master Issuer LLC(a),(c),(e),(f)
CMO Series 2022-1 Class A1B
05/24/2025	6.174%	7,692,000	7,420,472

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	4.223%	158,708	147,521
CMO Series 2003-AR5 Class A7
06/25/2033	4.830%	59,533	59,152
CMO Series 2003-AR6 Class A1
06/25/2033	5.345%	65,726	61,461
CMO Series 2003-AR7 Class A7
08/25/2033	3.952%	105,331	97,345
CMO Series 2004-AR3 Class A2
06/25/2034	4.521%	46,827	42,632
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	8,379	8,105
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	4.517%	103,882	98,666
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $196,025,093)			178,282,582

U.S. Government & Agency Obligations 0.9%

Federal Home Loan Banks(j)
09/30/2031	1.000%	4,440,000	3,632,635
Federal Home Loan Mortgage Corp.(m)
12/14/2029	0.000%	3,534,000	2,702,361
Federal National Mortgage Association(m)
11/15/2030	0.000%	10,386,000	7,369,145
Federal National Mortgage Association
08/21/2035	1.520%	4,535,000	3,125,061
01/25/2036	1.900%	4,045,000	2,890,498
Israel Government AID Bond(m)
11/01/2024	0.000%	5,000,000	4,658,673
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,098,961
Residual Funding Corp.(m)
STRIPS
04/15/2030	0.000%	3,750,000	2,777,775
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	5,518,341
09/15/2060	4.625%	835,000	813,036
09/15/2065	4.250%	1,423,000	1,274,979
Tennessee Valley Authority(m)
STRIPS
11/01/2025	0.000%	8,500,000	7,595,578
06/15/2035	0.000%	750,000	412,978
Total U.S. Government & Agency Obligations (Cost $48,441,322)			43,870,021

U.S. Treasury Obligations 19.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/30/2024	4.500%	652,000	645,098
01/31/2025	4.125%	4,622,000	4,549,601
04/30/2025	2.875%	19,262,000	18,544,190
05/31/2025	4.250%	66,310,000	65,475,945
07/15/2025	3.000%	5,344,000	5,150,280
10/15/2025	4.250%	4,224,000	4,176,810
02/15/2026	4.000%	264,000	259,978
05/15/2026	1.625%	22,366,000	20,643,119
05/15/2026	3.625%	5,627,000	5,490,282
05/31/2026	0.750%	1,498,000	1,345,625
06/15/2026	4.125%	5,499,000	5,442,721
08/15/2026	1.500%	56,625,000	51,758,789
07/31/2027	0.375%	22,166,000	18,960,589
07/31/2027	2.750%	12,533,000	11,816,269
09/30/2027	4.125%	10,922,500	10,861,914
01/31/2028	0.750%	13,255,000	11,370,305
01/31/2028	3.500%	4,576,000	4,444,083
02/29/2028	1.125%	6,895,000	6,008,885
03/31/2028	3.625%	4,988,000	4,872,652
05/31/2028	3.625%	5,223,000	5,109,155
06/30/2028	4.000%	58,511,000	58,191,018
08/15/2028	2.875%	6,785,000	6,392,212
08/31/2028	1.125%	4,657,000	4,013,024
09/30/2028	1.250%	4,746,000	4,108,627
10/31/2028	1.375%	27,553,000	23,973,263
11/15/2028	5.250%	1,167,000	1,225,715
02/15/2029	2.625%	16,581,000	15,360,742
02/28/2029	1.875%	7,491,000	6,662,308
04/30/2029	2.875%	2,037,000	1,910,483
06/30/2029	3.250%	15,594,000	14,920,291
07/31/2029	2.625%	2,070,000	1,912,486
09/30/2029	3.875%	6,129,500	6,070,120
05/31/2030	3.750%	2,645,000	2,608,631
02/15/2032	1.875%	24,015,000	20,574,101
08/15/2032	2.750%	19,525,000	17,901,984
05/15/2033	3.375%	7,861,000	7,582,180
08/15/2039	4.500%	7,032,000	7,564,894
05/15/2040	1.125%	15,846,000	10,275,141
08/15/2040	1.125%	33,987,000	21,863,200
11/15/2040	1.375%	121,436,000	81,286,223
02/15/2041	1.875%	18,373,000	13,346,262
02/15/2041	4.750%	2,429,000	2,681,388
05/15/2041	2.250%	21,530,000	16,584,828
08/15/2041	1.750%	89,004,000	62,567,031
11/15/2041	2.000%	14,481,000	10,602,807
11/15/2041	3.125%	1,595,000	1,405,095
08/15/2042	2.750%	14,400,000	11,866,500
08/15/2042	3.375%	828,000	751,669
11/15/2042	2.750%	6,935,000	5,705,121
11/15/2042	4.000%	10,520,000	10,459,181
02/15/2043	3.125%	2,000,000	1,743,438
02/15/2043	3.875%	1,968,000	1,919,415
05/15/2043	3.875%	14,768,000	14,412,645
11/15/2043	3.750%	3,952,000	3,776,013
02/15/2044	3.625%	9,618,000	9,010,864
05/15/2044	3.375%	5,000,000	4,507,813

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	57

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	2.500%	11,825,000	9,153,289
08/15/2045	2.875%	13,210,000	10,902,378
11/15/2048	3.375%	4,911,000	4,440,618
11/15/2049	2.375%	19,900,000	14,869,031
02/15/2050	2.000%	2,295,000	1,573,509
02/15/2051	1.875%	22,916,000	15,181,850
05/15/2051	2.375%	17,165,000	12,766,469
08/15/2051	2.000%	40,056,000	27,313,185
02/15/2052	2.250%	11,125,000	8,043,027
08/15/2052	3.000%	22,256,000	18,934,987
02/15/2053	3.625%	44,074,000	42,331,700
05/15/2053	3.625%	591,000	568,283
U.S. Treasury(m)
STRIPS
08/15/2024	0.000%	1,000,000	944,531
11/15/2024	0.000%	4,500,000	4,198,184
02/15/2025	0.000%	1,000,000	922,734
05/15/2025	0.000%	2,500,000	2,284,863
02/15/2032	0.000%	13,100,000	9,351,660
08/15/2032	0.000%	1,500,000	1,049,766
08/15/2033	0.000%	4,000,000	2,682,656
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2033	0.000%	7,400,000	4,918,398
02/15/2034	0.000%	4,400,000	2,893,172
05/15/2034	0.000%	2,400,000	1,561,219
11/15/2034	0.000%	1,850,000	1,180,098
11/15/2040	0.000%	13,935,000	6,827,061
Total U.S. Treasury Obligations (Cost $1,069,138,668)			947,555,671

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(p),(q)	116,572,505	116,525,876
Total Money Market Funds (Cost $116,522,060)		116,525,876
Total Investments in Securities (Cost: $5,457,314,881)		5,056,625,038
Other Assets & Liabilities, Net		(199,167,827)
Net Assets		4,857,457,211

At June 30, 2023, securities and/or cash totaling $10,968,100 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,140,494 USD	851,404,672 JPY	HSBC	07/18/2023	—	(227,292)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	265	09/2023	USD	33,630,156	57,415	—
U.S. Treasury 10-Year Note	1,257	09/2023	USD	141,117,891	—	(2,360,062)
U.S. Treasury 2-Year Note	365	09/2023	USD	74,220,469	—	(950,696)
U.S. Treasury 5-Year Note	57	09/2023	USD	6,104,344	—	(3,662)
U.S. Treasury 5-Year Note	1,260	09/2023	USD	134,938,125	—	(1,734,449)
U.S. Treasury Ultra Bond	84	09/2023	USD	11,442,375	141,565	—
U.S. Treasury Ultra Bond	221	09/2023	USD	30,104,344	—	(262,924)
Total					198,980	(5,311,793)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Citi	06/20/2028	5.000	Quarterly	USD	43,550,000	(969,637)	—	—	—	(969,637)
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $1,196,246,882, which represents 24.63% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the total value of these securities amounted to $29,501,387, which represents 0.61% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Perpetual security with no specified maturity date.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2023.
(k)	Represents a security in default.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Zero coupon bond.
(n)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2023:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
07/13/2053 3.500%	(8,100,000)	07/13/2023	(7,417,512)	(7,380,809)

(o)	Represents a security purchased on a forward commitment basis.
(p)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	70,745,633	999,852,399	(954,071,552)	(604)	116,525,876	(8,336)	2,545,164	116,572,505
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	59

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	479,331,352	22,852,348	502,183,700
Commercial Mortgage-Backed Securities - Agency	—	245,181,509	—	245,181,509
Commercial Mortgage-Backed Securities - Non-Agency	—	265,277,704	2,179,250	267,456,954
Convertible Bonds	—	1,357,769	—	1,357,769
Corporate Bonds & Notes	—	1,387,557,127	—	1,387,557,127
Foreign Government Obligations	—	51,309,884	—	51,309,884
Municipal Bonds	—	10,569,128	—	10,569,128
Residential Mortgage-Backed Securities - Agency	—	1,304,774,817	—	1,304,774,817
Residential Mortgage-Backed Securities - Non-Agency	—	158,447,901	19,834,681	178,282,582
U.S. Government & Agency Obligations	—	43,870,021	—	43,870,021
U.S. Treasury Obligations	—	947,555,671	—	947,555,671
Money Market Funds	116,525,876	—	—	116,525,876
Total Investments in Securities	116,525,876	4,895,232,883	44,866,279	5,056,625,038
Forward Sale Commitments	—	(7,380,809)	—	(7,380,809)
Investments in Derivatives
Asset
Futures Contracts	198,980	—	—	198,980
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(227,292)	—	(227,292)
Futures Contracts	(5,311,793)	—	—	(5,311,793)
Swap Contracts	—	(969,637)	—	(969,637)
Total	111,413,063	4,886,655,145	44,866,279	5,042,934,487
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2022 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2023 ($)
Asset-Backed Securities — Non-Agency	23,546,861	(1,025)	—	(246,549)	—	(446,939)	—	—	22,852,348
Commercial Mortgage-Backed Securities — Non-Agency	6,768,362	—	—	6,864	—	(4,595,976)	—	—	2,179,250
Residential Mortgage-Backed Securities — Non-Agency	27,244,622	5	—	507,528	—	(15,128,583)	7,211,109	—	19,834,681
Total	57,559,845	(1,020)	—	267,843	—	(20,171,498)	7,211,109	—	44,866,279
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2023 was $90,843, which is comprised of Asset-Backed Securities — Non-Agency of $(248,020), Commercial Mortgage-Backed Securities - Non-Agency — $(34,500) and Residential Mortgage-Backed Securities — Non-Agency of $373,363.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial mortgage backed securities, residential mortgage backed securities and asset backed securities classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, single market quotations from broker dealers, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	61

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,340,792,821)	$4,940,099,162
Affiliated issuers (cost $116,522,060)	116,525,876
Foreign currency (cost $42)	43
Margin deposits on:
Futures contracts	8,326,100
Swap contracts	2,642,000
Receivable for:
Investments sold	37,065,630
Investments sold on a delayed delivery basis	117,402,024
Capital shares sold	19
Dividends	402,654
Interest	30,454,820
Foreign tax reclaims	144,564
Variation margin for futures contracts	756,766
Prepaid expenses	20,025
Total assets	5,253,839,683
Liabilities
Forward sale commitments, at value (proceeds receivable $7,417,512)	7,380,809
Due to custodian	111,590
Unrealized depreciation on forward foreign currency exchange contracts	227,292
Cash collateral due to broker for:
TBA	30,000
Payable for:
Investments purchased	41,467,316
Investments purchased on a delayed delivery basis	346,383,195
Capital shares redeemed	31,038
Variation margin for futures contracts	15,069
Variation margin for swap contracts	346,711
Interest on forward sale commitments	9,450
Management services fees	61,842
Distribution and/or service fees	112
Service fees	702
Compensation of board members	248,268
Compensation of chief compliance officer	476
Other expenses	68,602
Total liabilities	396,382,472
Net assets applicable to outstanding capital stock	$4,857,457,211
Represented by
Paid in capital	5,487,724,183
Total distributable earnings (loss)	(630,266,972)
Total - representing net assets applicable to outstanding capital stock	$4,857,457,211
Class 1
Net assets	$4,841,029,835
Shares outstanding	501,562,866
Net asset value per share	$9.65
Class 2
Net assets	$16,427,376
Shares outstanding	1,712,856
Net asset value per share	$9.59
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$2,545,164
Interest	93,668,813
Foreign taxes withheld	(14,015)
Total income	96,199,962
Expenses:
Management services fees	11,426,745
Distribution and/or service fees
Class 2	19,646
Service fees	4,791
Compensation of board members	45,707
Custodian fees	46,627
Printing and postage fees	4,374
Accounting services fees	32,645
Legal fees	38,687
Interest on collateral	3,292
Compensation of chief compliance officer	469
Other	39,525
Total expenses	11,662,508
Net investment income	84,537,454
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(83,655,508)
Investments — affiliated issuers	(8,336)
Foreign currency translations	3
Forward foreign currency exchange contracts	(947,960)
Futures contracts	(2,054,095)
Swap contracts	(4,145,887)
Net realized loss	(90,811,783)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	131,073,810
Investments — affiliated issuers	(604)
Foreign currency translations	(2)
Forward sale commitments	36,703
Forward foreign currency exchange contracts	(227,292)
Futures contracts	(2,610,384)
Swap contracts	2,588,644
Net change in unrealized appreciation (depreciation)	130,860,875
Net realized and unrealized gain	40,049,092
Net increase in net assets resulting from operations	$124,586,546
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	63

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$84,537,454	$129,418,946
Net realized loss	(90,811,783)	(321,721,594)
Net change in unrealized appreciation (depreciation)	130,860,875	(597,816,076)
Net increase (decrease) in net assets resulting from operations	124,586,546	(790,118,724)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(127,408,634)
Class 2	—	(335,885)
Total distributions to shareholders	—	(127,744,519)
Decrease in net assets from capital stock activity	(124,700,719)	(259,491,981)
Total decrease in net assets	(114,173)	(1,177,355,224)
Net assets at beginning of period	4,857,571,384	6,034,926,608
Net assets at end of period	$4,857,457,211	$4,857,571,384

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	651,812	6,306,716	3,981,389	39,796,591
Distributions reinvested	—	—	12,856,572	127,408,634
Shares redeemed	(13,668,602)	(132,159,401)	(43,208,596)	(427,273,065)
Net decrease	(13,016,790)	(125,852,685)	(26,370,635)	(260,067,840)
Class 2
Shares sold	192,946	1,849,144	296,830	2,949,137
Distributions reinvested	—	—	34,031	335,885
Shares redeemed	(72,394)	(697,178)	(271,421)	(2,709,163)
Net increase	120,552	1,151,966	59,440	575,859
Total net decrease	(12,896,238)	(124,700,719)	(26,311,195)	(259,491,981)
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

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Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	65

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$9.41	0.17	0.07	0.24	—	—	—
Year Ended 12/31/2022	$11.12	0.24	(1.71)	(1.47)	(0.17)	(0.07)	(0.24)
Year Ended 12/31/2021	$11.72	0.18	(0.32)	(0.14)	(0.17)	(0.29)	(0.46)
Year Ended 12/31/2020	$11.15	0.22	0.70	0.92	(0.24)	(0.11)	(0.35)
Year Ended 12/31/2019	$10.52	0.29	0.61	0.90	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.94	0.29	(0.31)	(0.02)	(0.27)	(0.13)	(0.40)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$9.36	0.15	0.08	0.23	—	—	—
Year Ended 12/31/2022	$11.07	0.22	(1.71)	(1.49)	(0.15)	(0.07)	(0.22)
Year Ended 12/31/2021	$11.66	0.15	(0.31)	(0.16)	(0.14)	(0.29)	(0.43)
Year Ended 12/31/2020	$11.10	0.19	0.69	0.88	(0.21)	(0.11)	(0.32)
Year Ended 12/31/2019	$10.47	0.26	0.61	0.87	(0.24)	—	(0.24)
Year Ended 12/31/2018	$10.89	0.26	(0.30)	(0.04)	(0.25)	(0.13)	(0.38)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$9.65	2.55%	0.47%(c)	0.47%(c)	3.45%	106%	$4,841,030
Year Ended 12/31/2022	$9.41	(13.29%)	0.47%(c)	0.47%(c)	2.45%	248%	$4,842,663
Year Ended 12/31/2021	$11.12	(1.24%)	0.47%(c)	0.47%(c)	1.55%	276%	$6,017,964
Year Ended 12/31/2020	$11.72	8.27%	0.48%(c)	0.48%(c)	1.90%	298%	$4,765,378
Year Ended 12/31/2019	$11.15	8.61%	0.48%	0.48%	2.69%	321%	$3,759,623
Year Ended 12/31/2018	$10.52	(0.09%)	0.49%	0.49%	2.75%	309%	$3,535,290
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$9.59	2.46%	0.73%(c)	0.73%(c)	3.20%	106%	$16,427
Year Ended 12/31/2022	$9.36	(13.60%)	0.72%(c)	0.72%(c)	2.21%	248%	$14,909
Year Ended 12/31/2021	$11.07	(1.41%)	0.72%(c)	0.72%(c)	1.30%	276%	$16,962
Year Ended 12/31/2020	$11.66	7.97%	0.73%(c)	0.73%(c)	1.64%	298%	$16,394
Year Ended 12/31/2019	$11.10	8.39%	0.73%	0.73%	2.43%	321%	$11,721
Year Ended 12/31/2018	$10.47	(0.35%)	0.74%	0.74%	2.50%	309%	$9,303
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	67

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners Core Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	198,980*

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	969,637*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	227,292
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	5,311,793*
Total		6,508,722

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(4,145,887)	(4,145,887)
Foreign exchange risk	(947,960)	—	—	(947,960)
Interest rate risk	—	(2,054,095)	—	(2,054,095)
Total	(947,960)	(2,054,095)	(4,145,887)	(7,147,942)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	2,588,644	2,588,644
Foreign exchange risk	(227,292)	—	—	(227,292)
Interest rate risk	—	(2,610,384)	—	(2,610,384)
Total	(227,292)	(2,610,384)	2,588,644	(249,032)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	411,346,926*
Futures contracts — short	6,433,525**
Credit default swap contracts — buy protection	43,550,000*

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	112,624	(177,425)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2023.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward sale commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date are used to satisfy the commitment.
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
	Citi ($)	HSBC ($)	Total ($)
Liabilities
Centrally cleared credit default swap contracts (a)	346,711	-	346,711
Forward foreign currency exchange contracts	-	227,292	227,292
Total liabilities	346,711	227,292	574,003
Total financial and derivative net assets	(346,711)	(227,292)	(574,003)
Total collateral received (pledged) (b)	(346,711)	-	(346,711)
Net amount (c)	-	(227,292)	(227,292)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.47% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Allspring Global Investments, LLC and J.P. Morgan Investment Management Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	77

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2023 through April 30, 2024	Voluntary expense cap May 1, 2023 through June 30, 2023	Contractual expense cap prior to May 1, 2023
Class 1	0.53%	0.54%	0.54%
Class 2	0.78	0.79	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
5,457,315,000	16,230,000	(423,193,000)	(406,963,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(208,424,564)	(108,043,880)	(316,468,444)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
78	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,199,993,668 and $5,181,161,931, respectively, for the six months ended June 30, 2023, of which $4,064,621,976 and $3,981,476,657, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	79

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market
80	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	81

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
82	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners Core Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Allspring Global Investments, LLC and J.P. Morgan Investment Management Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	83

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also
84	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	85

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might
86	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2023	87

Variable Portfolio – Partners Core Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7052_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Variable Portfolio – Partners International Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners International Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners International Value Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Pzena Investment Management, LLC
John Goetz
Caroline Cai, CFA
Allison Fisch
Rakesh Bordia
Thompson, Siegel & Walmsley LLC
Brandon Harrell, CFA
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	12.12	19.20	1.24	3.42
Class 2	05/07/10	12.05	19.02	0.98	3.16
MSCI EAFE Value Index (Net)		9.28	17.40	2.93	4.15
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Value Index (Net) captures large- and mid-cap securities exhibiting overall value style characteristics across 21 of 23 developed market countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	2.3
Consumer Discretionary	12.9
Consumer Staples	10.7
Energy	4.2
Financials	21.6
Health Care	11.3
Industrials	16.9
Information Technology	9.3
Materials	8.1
Real Estate	0.3
Utilities	2.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2023)
Australia	1.9
Belgium	1.6
Brazil	1.8
Canada	0.6
China	1.5
Denmark	0.6
Finland	1.8
France	12.6
Germany	12.7
Hong Kong	1.9
Hungary	0.1
Ireland	1.5
Isle of Man	0.4
Israel	0.5
Italy	1.4
Japan	16.5
Netherlands	8.8
Norway	0.8
Singapore	0.6
South Korea	2.0
Spain	0.8
Sweden	1.2
Switzerland	5.2
Taiwan	1.2
United Kingdom	17.9
United States(a)	4.1
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,121.20	1,020.74	4.44	4.23	0.84
Class 2	1,000.00	1,000.00	1,120.50	1,019.50	5.76	5.49	1.09
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Australia 1.9%
BHP Group Ltd.	73,300	2,203,542
BHP Group Ltd., ADR	37,500	2,237,625
Macquarie Group Ltd.	64,100	7,627,122
Santos Ltd.	1,654,500	8,278,271
Sonic Healthcare Ltd.	29,200	694,424
Westpac Banking Corp.	233,200	3,320,445
Woodside Energy Group Ltd.	98,044	2,267,912
Total		26,629,341
Belgium 1.6%
Anheuser-Busch InBev SA/NV	210,300	11,919,267
Groupe Bruxelles Lambert NV	50,700	3,996,867
KBC Group NV	100,000	6,980,082
Total		22,896,216
Brazil 1.8%
Ambev SA	6,593,800	21,234,785
Banco do Brasil SA	416,800	4,308,842
Total		25,543,627
Canada 0.6%
CCL Industries, Inc., Class B	8,000	393,252
Magna International, Inc.	97,200	5,487,517
TFI International, Inc.	27,457	3,128,201
Total		9,008,970
China 1.5%
Alibaba Group Holding Ltd.(a)	1,396,500	14,537,329
Trip.com Group Ltd., ADR(a)	197,257	6,903,995
Total		21,441,324
Denmark 0.6%
Danske Bank A/S(a)	362,184	8,821,504
Finland 1.8%
Nokia OYJ	6,171,566	25,857,984
France 12.5%
Accor SA	502,783	18,709,272
Amundi SA	313,633	18,529,028
Bouygues SA	191,190	6,422,724
Capgemini SE	51,200	9,694,339
Common Stocks (continued)
Issuer	Shares	Value ($)
Cie de Saint-Gobain	69,700	4,243,782
Cie Generale des Etablissements Michelin SCA	695,816	20,583,164
Engie SA	313,600	5,222,355
Publicis Groupe SA	92,210	7,400,430
Rexel SA	1,045,924	25,848,890
Sanofi	296,384	31,907,452
Societe Generale SA	184,000	4,785,149
Sodexo SA	52,404	5,770,590
TotalEnergies SE	162,700	9,339,734
Veolia Environnement SA	379,740	12,020,845
Total		180,477,754
Germany 11.7%
Allianz SE, Registered Shares	38,000	8,851,101
BASF SE	400,731	19,468,800
Bayer AG, Registered Shares	144,925	8,022,334
Covestro AG(a)	493,508	25,678,548
Daimler Truck Holding AG	580,774	20,932,341
Deutsche Boerse AG	27,400	5,058,438
DHL Group	211,711	10,344,677
Fresenius Medical Care AG & Co. KGaA	324,649	15,515,341
Heidelberg Materials AG	126,500	10,403,184
Infineon Technologies AG	218,600	9,002,440
K+S AG	88,100	1,536,229
SAP SE	97,600	13,332,883
Siemens AG, Registered Shares	91,178	15,199,451
Siemens Energy AG(a)	162,550	2,874,177
Talanx AG	47,200	2,709,777
Total		168,929,721
Hong Kong 1.9%
CK Asset Holdings Ltd.	733,000	4,073,106
CK Hutchison Holdings Ltd.	1,556,500	9,499,855
Galaxy Entertainment Group Ltd.(a)	2,031,000	12,938,928
Total		26,511,889
Hungary 0.1%
OTP Bank Nyrt	57,008	2,026,660
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.5%
AIB Group PLC	1,667,500	7,017,842
Bank of Ireland Group PLC	725,073	6,922,593
Ryanair Holdings PLC, ADR(a)	6,700	741,020
Smurfit Kappa Group PLC	217,100	7,245,731
Total		21,927,186
Isle of Man 0.4%
Entain PLC	329,200	5,323,093
Israel 0.5%
Check Point Software Technologies Ltd.(a)	53,400	6,708,108
Italy 1.4%
Enel SpA	2,505,038	16,890,032
Prysmian SpA	68,500	2,864,923
Total		19,754,955
Japan 16.5%
Astellas Pharma, Inc.	481,200	7,166,261
Bridgestone Corp.	76,100	3,126,317
Denka Co., Ltd.	118,300	2,235,315
FANUC Corp.	190,400	6,684,115
Fujitsu Ltd.	61,200	7,924,353
Fukuoka Financial Group, Inc.	255,700	5,284,925
Hitachi Ltd.	172,400	10,719,230
Iida Group Holdings Co., Ltd.	219,400	3,707,605
Isuzu Motors Ltd.	773,700	9,385,938
Kirin Holdings Co., Ltd.	112,300	1,639,882
Komatsu Ltd.	733,500	19,839,720
Kyocera Corp.	131,600	7,154,051
MinebeaMitsumi, Inc.	576,700	10,938,065
MS&AD Insurance Group Holdings, Inc.	127,100	4,500,903
Nintendo Co., Ltd.	188,000	8,570,606
Olympus Corp.	296,600	4,693,800
ORIX Corp.	529,300	9,652,420
Rakuten Group, Inc.	1,090,800	3,800,924
Resona Holdings, Inc.	2,332,850	11,169,630
SBI Holdings, Inc.	353,900	6,825,297
Seven & I Holdings Co., Ltd.	252,700	10,917,186
Sony Group Corp.	155,200	14,009,937
Square Enix Holdings Co., Ltd.	62,500	2,907,993
Common Stocks (continued)
Issuer	Shares	Value ($)
Subaru Corp.	939,800	17,699,984
Sumitomo Mitsui Financial Group, Inc.	276,600	11,854,923
T&D Holdings, Inc.	250,000	3,666,462
Takeda Pharmaceutical Co., Ltd.	322,600	10,136,918
Toray Industries, Inc.	1,783,900	9,945,981
Toyota Industries Corp.	152,600	10,932,896
Total		237,091,637
Netherlands 8.8%
AerCap Holdings NV(a)	153,600	9,756,672
ArcelorMittal SA	730,681	19,936,006
ASML Holding NV	13,100	9,501,804
CNH Industrial NV	418,300	6,032,978
EXOR NV	32,900	2,937,132
Heineken Holding NV	83,820	7,294,193
ING Groep NV	1,598,679	21,552,746
Koninklijke Philips NV	917,828	19,887,184
NXP Semiconductors NV	29,800	6,099,464
Randstad NV	343,074	18,093,629
Shell PLC	58,600	1,748,137
Stellantis NV	200,200	3,519,675
Total		126,359,620
Norway 0.8%
Aker BP ASA	237,504	5,572,177
DNB Bank ASA	344,100	6,434,914
Total		12,007,091
Singapore 0.6%
DBS Group Holdings Ltd.	378,000	8,827,352
South Korea 2.0%
Samsung Electronics Co., Ltd.	314,143	17,297,745
Shinhan Financial Group Co., Ltd.	399,670	10,332,360
Shinhan Financial Group Co., Ltd., ADR	15,057	392,385
Total		28,022,490
Spain 0.8%
CaixaBank SA	2,801,976	11,606,668
Sweden 1.2%
Essity AB, Class B	267,000	7,110,657
Husqvarna AB, Class B	153,200	1,390,071
Skandinaviska Enskilda Banken AB, Class A	407,900	4,511,480

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Volvo AB, B Shares	176,600	3,654,741
Total		16,666,949
Switzerland 5.2%
ABB Ltd.	192,200	7,561,312
Alcon, Inc.	18,900	1,567,989
Cie Financiere Richemont SA, Class A, Registered Shares	49,600	8,425,453
Julius Baer Group Ltd.	254,046	16,032,217
Nestlé SA, Registered Shares	113,300	13,629,039
Novartis AG, Registered Shares	132,700	13,378,739
UBS AG	722,015	14,634,284
Total		75,229,033
Taiwan 1.2%
Hon Hai Precision Industry Co., Ltd.	4,752,000	17,277,037
United Kingdom 17.8%
Ashtead Group PLC	126,800	8,791,158
Aviva PLC	1,411,700	7,102,623
Barclays Bank PLC	3,610,421	7,053,288
Barratt Developments PLC	441,600	2,320,926
BP PLC	1,651,600	9,616,240
Bunzl PLC	123,200	4,694,915
Burberry Group PLC	84,100	2,269,312
DCC PLC	129,794	7,260,880
Dowlais Group PLC(a)	664,944	1,072,487
Glencore PLC	985,600	5,588,239
GSK PLC	386,100	6,842,682
HSBC Holdings PLC	1,893,281	14,990,702
HSBC Holdings PLC, ADR	37,022	1,466,812
Inchcape PLC	379,300	3,753,744
Informa PLC	699,100	6,454,913
J. Sainsbury PLC	5,488,492	18,762,296
John Wood Group PLC(a)	436,600	752,199
Kingfisher PLC	1,829,700	5,392,564
Legal & General Group PLC	1,927,200	5,579,828
Liberty Global PLC, Class C(a)	256,100	4,550,897
Linde PLC	19,500	7,431,060
Common Stocks (continued)
Issuer	Shares	Value ($)
Lloyds Banking Group PLC	14,735,100	8,168,383
Melrose Industries PLC	23,199	149,475
NatWest Group PLC	2,263,723	6,919,049
NatWest Group PLC, ADR	122,191	747,809
Persimmon PLC	212,500	2,768,813
Reckitt Benckiser Group PLC	280,958	21,114,238
Shell PLC, ADR	359,653	21,715,848
Smith & Nephew PLC	539,000	8,695,865
Standard Chartered PLC	1,195,197	10,398,325
Tesco PLC	7,461,486	23,537,606
Travis Perkins PLC	835,926	8,657,573
Unilever PLC	189,000	9,842,031
Vodafone Group PLC	2,205,129	2,079,059
Total		256,541,839
United States 2.1%
Roche Holding AG, Genusschein Shares	100,650	30,745,561
Total Common Stocks (Cost $1,379,182,849)		1,392,233,609

Preferred Stocks 0.9%
Issuer	Shares	Value ($)
Germany 0.9%
Henkel AG & Co. KGaA	44,600	3,566,941
Volkswagen AG	72,219	9,711,484
Total		13,278,425
Total Preferred Stocks (Cost $21,925,179)		13,278,425

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	27,433,016	27,422,043
Total Money Market Funds (Cost $27,420,322)		27,422,043
Total Investments in Securities (Cost $1,428,528,350)		1,432,934,077
Other Assets & Liabilities, Net		6,311,479
Net Assets		$1,439,245,556

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	5,064,419	92,305,498	(69,949,573)	1,699	27,422,043	(2,170)	394,633	27,433,016
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	2,237,625	24,391,716	—	26,629,341
Belgium	—	22,896,216	—	22,896,216
Brazil	25,543,627	—	—	25,543,627
Canada	9,008,970	—	—	9,008,970
China	6,903,995	14,537,329	—	21,441,324
Denmark	—	8,821,504	—	8,821,504
Finland	—	25,857,984	—	25,857,984
France	—	180,477,754	—	180,477,754
Germany	—	168,929,721	—	168,929,721
Hong Kong	—	26,511,889	—	26,511,889
Hungary	—	2,026,660	—	2,026,660
Ireland	741,020	21,186,166	—	21,927,186
Isle of Man	—	5,323,093	—	5,323,093
Israel	6,708,108	—	—	6,708,108
Italy	—	19,754,955	—	19,754,955
Japan	—	237,091,637	—	237,091,637
Netherlands	15,856,136	110,503,484	—	126,359,620
Norway	—	12,007,091	—	12,007,091
Singapore	—	8,827,352	—	8,827,352
South Korea	392,385	27,630,105	—	28,022,490
Spain	—	11,606,668	—	11,606,668
Sweden	—	16,666,949	—	16,666,949
Switzerland	—	75,229,033	—	75,229,033
Taiwan	—	17,277,037	—	17,277,037
United Kingdom	35,912,426	220,629,413	—	256,541,839
United States	—	30,745,561	—	30,745,561
Total Common Stocks	103,304,292	1,288,929,317	—	1,392,233,609
Preferred Stocks
Germany	—	13,278,425	—	13,278,425
Total Preferred Stocks	—	13,278,425	—	13,278,425
Money Market Funds	27,422,043	—	—	27,422,043
Total Investments in Securities	130,726,335	1,302,207,742	—	1,432,934,077
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,401,108,028)	$1,405,512,034
Affiliated issuers (cost $27,420,322)	27,422,043
Foreign currency (cost $3,216,782)	3,209,618
Receivable for:
Investments sold	3,543,528
Capital shares sold	900
Dividends	1,989,041
Foreign tax reclaims	6,260,762
Expense reimbursement due from Investment Manager	446
Prepaid expenses	7,548
Total assets	1,447,945,920
Liabilities
Due to custodian	24,964
Payable for:
Investments purchased	7,656,115
Capital shares redeemed	840,459
Management services fees	32,097
Distribution and/or service fees	203
Service fees	1,446
Compensation of board members	122,567
Compensation of chief compliance officer	121
Other expenses	22,392
Total liabilities	8,700,364
Net assets applicable to outstanding capital stock	$1,439,245,556
Represented by
Paid in capital	1,468,135,467
Total distributable earnings (loss)	(28,889,911)
Total - representing net assets applicable to outstanding capital stock	$1,439,245,556
Class 1
Net assets	$1,409,333,649
Shares outstanding	146,605,340
Net asset value per share	$9.61
Class 2
Net assets	$29,911,907
Shares outstanding	3,124,784
Net asset value per share	$9.57
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$36,657,398
Dividends — affiliated issuers	394,633
Foreign taxes withheld	(3,057,099)
Total income	33,994,932
Expenses:
Management services fees	5,797,519
Distribution and/or service fees
Class 2	35,636
Service fees	9,004
Compensation of board members	17,802
Custodian fees	78,853
Printing and postage fees	6,738
Accounting services fees	45,525
Legal fees	15,306
Interest on interfund lending	3,030
Compensation of chief compliance officer	147
Other	14,708
Total expenses	6,024,268
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(58,858)
Total net expenses	5,965,410
Net investment income	28,029,522
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,446,451)
Investments — affiliated issuers	(2,170)
Foreign currency translations	(231,382)
Net realized loss	(1,680,003)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	134,184,406
Investments — affiliated issuers	1,699
Foreign currency translations	163,746
Net change in unrealized appreciation (depreciation)	134,349,851
Net realized and unrealized gain	132,669,848
Net increase in net assets resulting from operations	$160,699,370
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$28,029,522	$39,336,180
Net realized loss	(1,680,003)	(28,953,773)
Net change in unrealized appreciation (depreciation)	134,349,851	(187,364,675)
Net increase (decrease) in net assets resulting from operations	160,699,370	(176,982,268)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(29,845,545)	(32,784,196)
Class 2	(549,295)	(567,247)
Total distributions to shareholders	(30,394,840)	(33,351,443)
Decrease in net assets from capital stock activity	(25,611,634)	(15,248,669)
Total increase (decrease) in net assets	104,692,896	(225,582,380)
Net assets at beginning of period	1,334,552,660	1,560,135,040
Net assets at end of period	$1,439,245,556	$1,334,552,660

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	242,319	2,273,782	994,398	8,557,367
Distributions reinvested	3,216,115	29,845,545	3,422,150	32,784,196
Shares redeemed	(6,175,494)	(58,370,142)	(6,497,245)	(59,175,715)
Net decrease	(2,717,060)	(26,250,815)	(2,080,697)	(17,834,152)
Class 2
Shares sold	120,691	1,134,308	487,207	4,330,877
Distributions reinvested	59,447	549,295	59,397	567,247
Shares redeemed	(111,598)	(1,044,422)	(271,046)	(2,312,641)
Net increase	68,540	639,181	275,558	2,585,483
Total net decrease	(2,648,520)	(25,611,634)	(1,805,139)	(15,248,669)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$8.76	0.19	0.86	1.05	(0.20)	—	(0.20)
Year Ended 12/31/2022	$10.12	0.25(d)	(1.39)	(1.14)	(0.22)	—	(0.22)
Year Ended 12/31/2021	$9.26	0.20	0.89	1.09	(0.23)	—	(0.23)
Year Ended 12/31/2020	$9.71	0.14	(0.53)	(0.39)	(0.06)	—	(0.06)
Year Ended 12/31/2019	$9.17	0.30	0.91	1.21	(0.38)	(0.29)	(0.67)
Year Ended 12/31/2018	$11.47	0.29	(2.23)	(1.94)	(0.31)	(0.05)	(0.36)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$8.71	0.17	0.87	1.04	(0.18)	—	(0.18)
Year Ended 12/31/2022	$10.07	0.23(d)	(1.40)	(1.17)	(0.19)	—	(0.19)
Year Ended 12/31/2021	$9.21	0.18	0.89	1.07	(0.21)	—	(0.21)
Year Ended 12/31/2020	$9.69	0.12	(0.54)	(0.42)	(0.06)	—	(0.06)
Year Ended 12/31/2019	$9.15	0.28	0.90	1.18	(0.35)	(0.29)	(0.64)
Year Ended 12/31/2018	$11.44	0.26	(2.22)	(1.96)	(0.28)	(0.05)	(0.33)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$9.61	12.12%	0.85%(c)	0.84%(c)	3.98%	7%	$1,409,334
Year Ended 12/31/2022	$8.76	(11.46%)	0.85%	0.84%	2.90%	21%	$1,307,922
Year Ended 12/31/2021	$10.12	11.80%	0.86%	0.84%	1.95%	73%	$1,532,143
Year Ended 12/31/2020	$9.26	(3.82%)	0.88%(c)	0.85%(c)	1.72%	77%	$1,121,635
Year Ended 12/31/2019	$9.71	13.53%	0.88%(c)	0.88%(c)	3.17%	22%	$1,028,139
Year Ended 12/31/2018	$9.17	(17.30%)	0.83%	0.83%	2.70%	16%	$821,718
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$9.57	12.05%	1.10%(c)	1.09%(c)	3.74%	7%	$29,912
Year Ended 12/31/2022	$8.71	(11.75%)	1.10%	1.09%	2.65%	21%	$26,630
Year Ended 12/31/2021	$10.07	11.64%	1.11%	1.09%	1.80%	73%	$27,992
Year Ended 12/31/2020	$9.21	(4.14%)	1.13%(c)	1.10%(c)	1.54%	77%	$20,892
Year Ended 12/31/2019	$9.69	13.20%	1.13%(c)	1.13%(c)	2.93%	22%	$23,667
Year Ended 12/31/2018	$9.15	(17.48%)	1.09%	1.09%	2.41%	16%	$19,537
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners International Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
18	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.82% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2024
Class 1	0.84%
Class 2	1.09
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,428,528,000	133,655,000	(129,249,000)	4,406,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(47,487,236)	(47,487,236)
20	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $102,621,841 and $150,920,721, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	826,923	5.10	26
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
22	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners International Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also
26	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	27

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment
28	Variable Portfolio – Partners International Value Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2023	29

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Variable Portfolio – Partners International Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7056_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Variable Portfolio – Partners International Core Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners International Core Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners International Core Equity Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Schroder Investment Management North America Inc. (subadviser)
Schroder Investment Management North America Limited (sub-subadviser)
James Gautrey, CFA
Simon Webber, CFA
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	13.44	18.42	3.62	4.02
Class 2	05/07/10	13.16	18.04	3.34	3.75
MSCI EAFE Index (Net)		11.67	18.77	4.39	5.41
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	2.1
Consumer Discretionary	13.7
Consumer Staples	12.2
Energy	2.9
Financials	12.2
Health Care	19.0
Industrials	17.6
Information Technology	16.4
Utilities	3.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2023)
Argentina	1.8
Austria	1.8
China	0.7
Denmark	4.5
France	10.4
Germany	10.6
Hong Kong	2.7
India	1.8
Italy	1.5
Japan	18.0
Netherlands	6.1
South Korea	2.2
Spain	2.3
Sweden	1.9
Switzerland	8.0
Taiwan	1.7
United Kingdom	16.8
United States(a)	7.2
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,134.40	1,020.84	4.36	4.13	0.82
Class 2	1,000.00	1,000.00	1,131.60	1,019.60	5.69	5.39	1.07
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Argentina 1.8%
MercadoLibre, Inc.(a)	27,729	32,847,773
Austria 1.8%
Erste Group Bank AG	924,205	32,419,146
China 0.7%
Contemporary Amperex Technology Co., Ltd., Class A	411,481	13,001,253
Denmark 4.5%
Novo Nordisk A/S, Class B	311,186	50,268,938
Vestas Wind Systems A/S(a)	1,242,547	33,036,004
Total		83,304,942
France 10.3%
Carrefour SA	1,525,669	28,912,537
EssilorLuxottica SA	200,456	37,800,050
Legrand SA	238,939	23,703,669
Sanofi	430,495	46,345,278
Schneider Electric SE	293,728	53,592,716
Total		190,354,250
Germany 8.5%
Infineon Technologies AG	1,033,768	42,572,895
SAP SE	422,809	57,758,839
Siemens AG, Registered Shares	343,468	57,256,411
Total		157,588,145
Hong Kong 2.7%
AIA Group Ltd.	4,919,400	49,963,884
India 1.8%
HDFC Bank Ltd., ADR	480,644	33,500,887
Italy 1.5%
FinecoBank Banca Fineco SpA	2,031,142	27,340,419
Japan 17.9%
Bridgestone Corp.	946,000	38,863,278
FUJIFILM Holdings Corp.	389,900	23,231,476
KDDI Corp.	1,256,300	38,798,464
Keyence Corp.	93,500	44,427,152
Mitsubishi UFJ Financial Group, Inc.	7,099,500	52,330,939
Recruit Holdings Co., Ltd.	883,900	28,209,973
Common Stocks (continued)
Issuer	Shares	Value ($)
SMC Corp.	51,600	28,677,315
Sony Group Corp.	522,300	47,148,131
Terumo Corp.	928,300	29,566,041
Total		331,252,769
Netherlands 6.1%
ASML Holding NV	82,838	60,084,764
Shell PLC	1,718,351	51,762,252
Total		111,847,016
South Korea 2.2%
Samsung Electronics Co., Ltd.	745,374	41,042,739
Spain 2.3%
Iberdrola SA	3,182,172	41,555,350
Sweden 1.8%
Nibe Industrier AB, Class B	735,684	6,995,145
Svenska Handelsbanken AB, Class A	3,228,570	27,030,399
Total		34,025,544
Switzerland 7.9%
Chocoladefabriken Lindt & Spruengli AG	3,410	42,873,881
Lonza Group AG, Registered Shares	61,105	36,523,239
Nestlé SA, Registered Shares	558,879	67,228,453
Total		146,625,573
Taiwan 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	299,176	30,192,842
United Kingdom 16.7%
AstraZeneca PLC	363,805	52,153,003
Bunzl PLC	781,281	29,773,117
Burberry Group PLC	1,114,519	30,073,620
Diageo PLC	977,678	42,031,358
GSK PLC	2,136,061	37,856,476
National Grid PLC	2,206,544	29,255,181
NMC Health PLC(a),(b),(c)	293,698	0
Reckitt Benckiser Group PLC	555,517	41,747,585
RELX PLC	1,388,063	46,306,789
Total		309,197,129
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 6.4%
Booking Holdings, Inc.(a)	11,641	31,434,542
lululemon athletica, Inc.(a)	85,532	32,373,862
Roche Holding AG, Genusschein Shares	180,769	55,219,517
Total		119,027,921
Total Common Stocks (Cost $1,662,500,872)		1,785,087,582

Preferred Stocks 2.0%
Issuer	Shares	Value ($)
Germany 2.0%
Porsche AG	299,646	37,224,625
Total Preferred Stocks (Cost $24,736,865)		37,224,625
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(d),(e)	13,509,381	13,503,977
Total Money Market Funds (Cost $13,503,391)		13,503,977
Total Investments in Securities (Cost $1,700,741,128)		1,835,816,184
Other Assets & Liabilities, Net		13,995,815
Net Assets		$1,849,811,999

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	10,942,105	216,385,908	(213,824,622)	586	13,503,977	3,452	405,129	13,509,381
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	32,847,773	—	—	32,847,773
Austria	—	32,419,146	—	32,419,146
China	—	13,001,253	—	13,001,253
Denmark	—	83,304,942	—	83,304,942
France	—	190,354,250	—	190,354,250
Germany	—	157,588,145	—	157,588,145
Hong Kong	—	49,963,884	—	49,963,884
India	33,500,887	—	—	33,500,887
Italy	—	27,340,419	—	27,340,419
Japan	—	331,252,769	—	331,252,769
Netherlands	—	111,847,016	—	111,847,016
South Korea	—	41,042,739	—	41,042,739
Spain	—	41,555,350	—	41,555,350
Sweden	—	34,025,544	—	34,025,544
Switzerland	—	146,625,573	—	146,625,573
Taiwan	30,192,842	—	—	30,192,842
United Kingdom	—	309,197,129	0*	309,197,129
United States	63,808,404	55,219,517	—	119,027,921
Total Common Stocks	160,349,906	1,624,737,676	0*	1,785,087,582
Preferred Stocks
Germany	—	37,224,625	—	37,224,625
Total Preferred Stocks	—	37,224,625	—	37,224,625
Money Market Funds	13,503,977	—	—	13,503,977
Total Investments in Securities	173,853,883	1,661,962,301	0*	1,835,816,184

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,687,237,737)	$1,822,312,207
Affiliated issuers (cost $13,503,391)	13,503,977
Foreign currency (cost $377,808)	371,484
Receivable for:
Capital shares sold	18,139
Dividends	3,891,984
Foreign tax reclaims	10,081,353
Prepaid expenses	15,715
Other assets	16,515
Total assets	1,850,211,374
Liabilities
Due to custodian	59
Payable for:
Capital shares redeemed	167,525
Management services fees	40,129
Distribution and/or service fees	149
Service fees	739
Compensation of board members	153,934
Compensation of chief compliance officer	167
Custodian fees	36,673
Total liabilities	399,375
Net assets applicable to outstanding capital stock	$1,849,811,999
Represented by
Paid in capital	1,709,044,435
Total distributable earnings (loss)	140,767,564
Total - representing net assets applicable to outstanding capital stock	$1,849,811,999
Class 1
Net assets	$1,827,750,671
Shares outstanding	185,794,176
Net asset value per share	$9.84
Class 2
Net assets	$22,061,328
Shares outstanding	2,263,960
Net asset value per share	$9.74
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$31,669,320
Dividends — affiliated issuers	405,129
Foreign taxes withheld	(2,769,935)
Total income	29,304,514
Expenses:
Management services fees	7,430,619
Distribution and/or service fees
Class 2	24,948
Service fees	6,406
Compensation of board members	21,070
Custodian fees	89,995
Printing and postage fees	4,579
Accounting services fees	53,118
Legal fees	18,439
Compensation of chief compliance officer	191
Other	17,148
Total expenses	7,666,513
Net investment income	21,638,001
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	38,126,713
Investments — affiliated issuers	3,452
Foreign currency translations	(422,216)
Net realized gain	37,707,949
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	173,553,091
Investments — affiliated issuers	586
Foreign currency translations	334,018
Net change in unrealized appreciation (depreciation)	173,887,695
Net realized and unrealized gain	211,595,644
Net increase in net assets resulting from operations	$233,233,645
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$21,638,001	$27,725,838
Net realized gain (loss)	37,707,949	(49,796,145)
Net change in unrealized appreciation (depreciation)	173,887,695	(430,452,816)
Net increase (decrease) in net assets resulting from operations	233,233,645	(452,523,123)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(26,527,395)	(375,784,857)
Class 2	(235,264)	(3,057,530)
Total distributions to shareholders	(26,762,659)	(378,842,387)
Increase (decrease) in net assets from capital stock activity	(152,013,914)	458,146,208
Total increase (decrease) in net assets	54,457,072	(373,219,302)
Net assets at beginning of period	1,795,354,927	2,168,574,229
Net assets at end of period	$1,849,811,999	$1,795,354,927

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	334,544	3,232,468	29,584,504	347,254,537
Distributions reinvested	2,766,152	26,527,395	42,765,251	375,784,857
Shares redeemed	(19,240,830)	(183,946,670)	(28,928,037)	(271,468,552)
Net increase (decrease)	(16,140,134)	(154,186,807)	43,421,718	451,570,842
Class 2
Shares sold	256,923	2,469,254	547,079	5,445,468
Distributions reinvested	24,764	235,264	351,901	3,057,530
Shares redeemed	(56,518)	(531,625)	(192,674)	(1,927,632)
Net increase	225,169	2,172,893	706,306	6,575,366
Total net increase (decrease)	(15,914,965)	(152,013,914)	44,128,024	458,146,208
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

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Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$8.80	0.11	1.07	1.18	(0.14)	—	(0.14)
Year Ended 12/31/2022	$13.57	0.14	(2.82)	(2.68)	(0.23)	(1.86)	(2.09)
Year Ended 12/31/2021	$12.19	0.20	1.43	1.63	(0.25)	—	(0.25)
Year Ended 12/31/2020	$11.03	0.16	1.05	1.21	(0.02)	(0.03)	(0.05)
Year Ended 12/31/2019	$9.70	0.29	1.50	1.79	(0.30)	(0.16)	(0.46)
Year Ended 12/31/2018	$11.92	0.25	(2.18)	(1.93)	(0.26)	(0.03)	(0.29)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$8.71	0.10	1.04	1.14	(0.11)	—	(0.11)
Year Ended 12/31/2022	$13.44	0.11	(2.78)	(2.67)	(0.20)	(1.86)	(2.06)
Year Ended 12/31/2021	$12.09	0.18	1.40	1.58	(0.23)	—	(0.23)
Year Ended 12/31/2020	$10.96	0.14	1.04	1.18	(0.02)	(0.03)	(0.05)
Year Ended 12/31/2019	$9.64	0.25	1.50	1.75	(0.27)	(0.16)	(0.43)
Year Ended 12/31/2018	$11.84	0.22	(2.16)	(1.94)	(0.23)	(0.03)	(0.26)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$9.84	13.44%	0.82%	0.82%	2.33%	12%	$1,827,751
Year Ended 12/31/2022	$8.80	(19.51%)	0.82%(c)	0.82%(c)	1.45%	46%	$1,777,600
Year Ended 12/31/2021	$13.57	13.55%	0.80%(c)	0.80%(c)	1.56%	57%	$2,150,661
Year Ended 12/31/2020	$12.19	11.16%	0.80%	0.80%	1.59%	163%	$3,131,021
Year Ended 12/31/2019	$11.03	18.76%	0.79%	0.79%	2.74%	94%	$2,893,855
Year Ended 12/31/2018	$9.70	(16.53%)	0.83%	0.83%	2.23%	105%	$2,766,782
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$9.74	13.16%	1.07%	1.07%	2.14%	12%	$22,061
Year Ended 12/31/2022	$8.71	(19.64%)	1.07%(c)	1.07%(c)	1.16%	46%	$17,755
Year Ended 12/31/2021	$13.44	13.18%	1.06%(c)	1.06%(c)	1.40%	57%	$17,913
Year Ended 12/31/2020	$12.09	10.96%	1.05%	1.05%	1.33%	163%	$9,329
Year Ended 12/31/2019	$10.96	18.41%	1.04%	1.04%	2.45%	94%	$8,279
Year Ended 12/31/2018	$9.64	(16.69%)	1.08%	1.08%	1.99%	105%	$6,925
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners International Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
18	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.80% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into a Subadvisory Agreement with Schroder Investment Management North America Inc. (SIMNA Inc.) to serve as a subadviser to the Fund. Schroder Investment Management North America Limited (SIMNA Ltd.), an affiliate of SIMNA Inc., assists in providing day-to-day portfolio management of the Fund pursuant to a Sub-Subadvisory Agreement between SIMNA Inc. and SIMNA Ltd. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.84%	0.88%
Class 2	1.09	1.13
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,700,741,000	184,133,000	(49,058,000)	135,075,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(50,135,356)	—	(50,135,356)
20	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $217,762,820 and $381,566,974, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant
22	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	23

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners International Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreement between the Investment Manager and Schroder Investment Management North America Inc. and the sub-subadvisory agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, collectively, the Subadvisers, and the subadvisory agreement and sub-subadvisory agreement, collectively, the Subadvisory Agreements), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
24	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
26	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023	27

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
28	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2023

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Variable Portfolio – Partners International Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7054_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Variable Portfolio – Partners International Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners International Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners International Growth Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Walter Scott & Partners Limited
Roy Leckie
Charlie Macquaker
Jane Henderson
Fraser Fox, CFA
Maxim Skorniakov, CFA
William Blair Investment Management, LLC
Alaina Anderson, CFA
Simon Fennell
Kenneth McAtamney
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	13.07	16.78	3.57	4.96
Class 2	05/07/10	12.84	16.47	3.30	4.70
MSCI EAFE Growth Index (Net)		14.18	20.20	5.44	6.43
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Growth Index (Net) captures large and mid-cap securities exhibiting overall growth style characteristics across developed market countries around the world, excluding the US and Canada.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2023)
Consumer Discretionary	18.1
Consumer Staples	6.3
Energy	3.3
Financials	10.8
Health Care	16.3
Industrials	23.6
Information Technology	16.0
Materials	4.5
Real Estate	0.7
Utilities	0.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2023)
Argentina	1.1
Australia	1.7
Brazil	0.6
Canada	7.1
China	3.1
Denmark	5.0
Finland	0.4
France	13.2
Germany	2.5
Hong Kong	3.4
India	4.1
Ireland	1.2
Italy	1.4
Japan	10.3
Netherlands	4.7
Norway	0.8
Singapore	0.5
South Korea	0.9
Spain	3.0
Sweden	4.1
Switzerland	7.3
Taiwan	2.9
United Kingdom	16.7
United States(a)	4.0
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,130.70	1,020.64	4.57	4.33	0.86
Class 2	1,000.00	1,000.00	1,128.40	1,019.40	5.89	5.59	1.11
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Argentina 1.1%
Globant SA(a)	23,555	4,233,305
MercadoLibre, Inc.(a)	8,414	9,967,224
Total		14,200,529
Australia 1.7%
Cochlear Ltd.	25,500	3,906,807
CSL Ltd.	99,640	18,451,215
Total		22,358,022
Brazil 0.6%
B3 SA - Brasil Bolsa Balcao	2,448,900	7,472,208
Canada 7.1%
Alimentation Couche-Tard, Inc.	216,700	11,111,856
Canadian National Railway Co.	66,900	8,101,225
Canadian Pacific Kansas City Ltd.	29,305	2,366,965
Canadian Pacific Kansas City Ltd.	286,948	23,176,790
Dollarama, Inc.	303,414	20,549,012
Intact Financial Corp.	108,280	16,718,318
Toronto-Dominion Bank (The)	178,819	11,083,471
Total		93,107,637
China 3.0%
Alibaba Group Holding Ltd.(a)	1,638,900	17,060,671
Contemporary Amperex Technology Co., Ltd., Class A	328,380	10,375,574
Kweichow Moutai Co., Ltd., Class A	54,400	12,680,868
Total		40,117,113
Denmark 5.0%
Chr. Hansen Holding A/S	49,000	3,406,410
Coloplast A/S, Class B	40,600	5,080,530
DSV A/S	73,814	15,504,010
Novo Nordisk A/S, Class B	239,411	38,674,416
Novozymes AS, Class B	69,900	3,261,471
Total		65,926,837
Finland 0.4%
KONE OYJ, Class B	113,500	5,929,762
Common Stocks (continued)
Issuer	Shares	Value ($)
France 13.1%
Air Liquide SA	43,780	7,851,290
Airbus Group SE	118,140	17,080,887
Dassault Systemes SE	527,132	23,357,732
Hermes International	2,440	5,303,875
L’Oreal SA	57,921	27,018,762
LVMH Moet Hennessy Louis Vuitton SE	39,287	37,044,196
Safran SA	98,445	15,427,289
Sartorius Stedim Biotech	30,758	7,681,929
TotalEnergies SE	137,200	7,875,916
VINCI SA	206,560	24,001,321
Total		172,643,197
Germany 2.5%
Adidas AG	35,900	6,969,197
Infineon Technologies AG	274,647	11,310,582
Merck KGaA	40,600	6,720,514
SAP SE	53,900	7,363,139
Total		32,363,432
Hong Kong 3.3%
AIA Group Ltd.	2,133,600	21,669,908
CLP Holdings Ltd.	603,000	4,696,526
Hang Lung Properties Ltd.	1,787,000	2,765,322
Jardine Matheson Holdings Ltd.	139,700	7,084,215
Techtronic Industries Co., Ltd.	704,500	7,704,138
Total		43,920,109
India 4.1%
HDFC Bank Ltd.	183,045	3,798,699
Housing Development Finance Corp., Ltd.	445,069	15,355,007
Infosys Ltd.	653,925	10,651,060
Reliance Industries Ltd.	785,355	24,480,370
Total		54,285,136
Ireland 1.2%
ICON PLC(a)	61,125	15,293,475
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 1.4%
Ferrari NV	14,400	4,708,049
Moncler SpA	156,537	10,830,445
Recordati Industria Chimica e Farmaceutica SpA	59,100	2,823,371
Total		18,361,865
Japan 10.3%
Daikin Industries Ltd.	115,800	23,728,033
FANUC Corp.	151,500	5,318,506
Hoya Corp.	179,400	21,468,126
Keyence Corp.	62,840	29,858,848
MISUMI Group, Inc.	125,600	2,528,715
Murata Manufacturing Co., Ltd.	96,400	5,537,305
Obic Co., Ltd.	22,000	3,531,185
Shimadzu Corp.	89,500	2,766,321
Shin-Etsu Chemical Co., Ltd.	789,700	26,390,159
SMC Corp.	13,000	7,224,905
Sysmex Corp.	94,500	6,472,966
Total		134,825,069
Netherlands 4.7%
Adyen NV(a)	8,708	15,079,363
ASML Holding NV	45,792	33,214,244
Ferrari NV	41,432	13,474,100
Total		61,767,707
Norway 0.8%
Equinor ASA	356,318	10,375,578
Singapore 0.5%
CapitaLand Ascendas REIT	3,165,024	6,388,202
South Korea 0.9%
Samsung SDI Co., Ltd.	22,201	11,336,597
Spain 3.0%
Amadeus IT Group SA, Class A(a)	384,100	29,249,364
Industria de Diseno Textil SA	250,500	9,716,345
Total		38,965,709
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 4.1%
Atlas Copco AB, Class A	982,424	14,183,140
Atlas Copco AB, Class B	321,800	4,012,358
Evolution AB	129,772	16,445,203
Hexagon AB, Class B	1,165,554	14,336,692
Indutrade AB	206,278	4,655,800
Total		53,633,193
Switzerland 7.3%
Kuehne & Nagel International AG	25,600	7,583,408
Lonza Group AG, Registered Shares	43,568	26,041,150
Nestlé SA, Registered Shares	57,500	6,916,767
Novartis AG, Registered Shares	73,000	7,359,819
Partners Group Holding AG	7,665	7,226,873
SGS SA, Registered Shares	54,250	5,132,104
Straumann Holding AG, Registered Shares	86,013	13,986,234
VAT Group AG	19,200	7,952,910
Zurich Insurance Group AG	27,801	13,224,619
Total		95,423,884
Taiwan 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,377,000	25,437,780
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	118,000	11,908,560
Total		37,346,340
United Kingdom 16.6%
Ashtead Group PLC	211,440	14,659,326
AstraZeneca PLC	193,109	27,683,001
Bunzl PLC	473,182	18,032,056
Compass Group PLC	1,189,507	33,309,944
Diageo PLC	544,991	23,429,710
Experian PLC	607,351	23,310,740
Halma PLC	329,473	9,536,716
Linde PLC	41,981	15,998,120
London Stock Exchange Group PLC	181,702	19,339,162
Prudential PLC	499,000	7,047,574
Rentokil Initial PLC	2,242,167	17,530,852
Spirax-Sarco Engineering PLC	66,057	8,706,590
Total		218,583,791

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 1.7%
lululemon athletica, Inc.(a)	42,003	15,898,136
Roche Holding AG, Genusschein Shares	19,400	5,926,119
Total		21,824,255
Total Common Stocks (Cost $1,142,425,769)		1,276,449,647

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	30,067,427	30,055,400
Total Money Market Funds (Cost $30,053,516)		30,055,400
Total Investments in Securities (Cost $1,172,479,285)		1,306,505,047
Other Assets & Liabilities, Net		7,132,830
Net Assets		$1,313,637,877

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	12,696,524	108,418,720	(91,061,184)	1,340	30,055,400	(2,766)	463,696	30,067,427
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	14,200,529	—	—	14,200,529
Australia	—	22,358,022	—	22,358,022
Brazil	7,472,208	—	—	7,472,208
Canada	93,107,637	—	—	93,107,637
China	—	40,117,113	—	40,117,113
Denmark	—	65,926,837	—	65,926,837
Finland	—	5,929,762	—	5,929,762
France	—	172,643,197	—	172,643,197
Germany	—	32,363,432	—	32,363,432
Hong Kong	—	43,920,109	—	43,920,109
India	—	54,285,136	—	54,285,136
Ireland	15,293,475	—	—	15,293,475
Italy	—	18,361,865	—	18,361,865
Japan	—	134,825,069	—	134,825,069
Netherlands	13,474,100	48,293,607	—	61,767,707
Norway	—	10,375,578	—	10,375,578
Singapore	—	6,388,202	—	6,388,202
South Korea	—	11,336,597	—	11,336,597
Spain	—	38,965,709	—	38,965,709
Sweden	—	53,633,193	—	53,633,193
Switzerland	—	95,423,884	—	95,423,884
Taiwan	11,908,560	25,437,780	—	37,346,340
United Kingdom	15,998,120	202,585,671	—	218,583,791
United States	15,898,136	5,926,119	—	21,824,255
Total Common Stocks	187,352,765	1,089,096,882	—	1,276,449,647
Money Market Funds	30,055,400	—	—	30,055,400
Total Investments in Securities	217,408,165	1,089,096,882	—	1,306,505,047
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,142,425,769)	$1,276,449,647
Affiliated issuers (cost $30,053,516)	30,055,400
Foreign currency (cost $824,706)	824,559
Receivable for:
Investments sold	20,748,740
Capital shares sold	4,554
Dividends	1,367,865
Foreign tax reclaims	3,325,137
Expense reimbursement due from Investment Manager	2,068
Prepaid expenses	7,622
Total assets	1,332,785,592
Liabilities
Due to custodian	33,673
Payable for:
Investments purchased	17,892,180
Capital shares redeemed	481,212
Foreign capital gains taxes deferred	543,345
Management services fees	31,163
Distribution and/or service fees	294
Service fees	2,328
Compensation of board members	137,140
Compensation of chief compliance officer	111
Other expenses	26,269
Total liabilities	19,147,715
Net assets applicable to outstanding capital stock	$1,313,637,877
Represented by
Paid in capital	1,211,851,082
Total distributable earnings (loss)	101,786,795
Total - representing net assets applicable to outstanding capital stock	$1,313,637,877
Class 1
Net assets	$1,270,189,926
Shares outstanding	112,236,177
Net asset value per share	$11.32
Class 2
Net assets	$43,447,951
Shares outstanding	3,881,141
Net asset value per share	$11.19
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$14,608,977
Dividends — affiliated issuers	463,696
Foreign taxes withheld	(1,740,613)
Total income	13,332,060
Expenses:
Management services fees	5,574,759
Distribution and/or service fees
Class 2	52,418
Service fees	13,837
Compensation of board members	16,810
Custodian fees	74,385
Printing and postage fees	4,783
Accounting services fees	30,911
Legal fees	14,305
Interest on interfund lending	54
Compensation of chief compliance officer	129
Other	11,962
Total expenses	5,794,353
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(306,001)
Total net expenses	5,488,352
Net investment income	7,843,708
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(642,217)
Investments — affiliated issuers	(2,766)
Foreign currency translations	(281,341)
Net realized loss	(926,324)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	146,505,452
Investments — affiliated issuers	1,340
Foreign currency translations	109,049
Foreign capital gains tax	161,036
Net change in unrealized appreciation (depreciation)	146,776,877
Net realized and unrealized gain	145,850,553
Net increase in net assets resulting from operations	$153,694,261
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$7,843,708	$7,769,908
Net realized loss	(926,324)	(34,334,464)
Net change in unrealized appreciation (depreciation)	146,776,877	(391,104,421)
Net increase (decrease) in net assets resulting from operations	153,694,261	(417,668,977)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(5,946,992)	(69,892,196)
Class 2	(98,445)	(2,488,406)
Total distributions to shareholders	(6,045,437)	(72,380,602)
Increase (decrease) in net assets from capital stock activity	(18,912,084)	110,892,225
Total increase (decrease) in net assets	128,736,740	(379,157,354)
Net assets at beginning of period	1,184,901,137	1,564,058,491
Net assets at end of period	$1,313,637,877	$1,184,901,137

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	443,651	4,851,721	4,736,256	50,439,097
Distributions reinvested	545,096	5,946,992	7,161,085	69,892,196
Shares redeemed	(2,646,424)	(28,946,054)	(1,132,300)	(11,913,933)
Net increase (decrease)	(1,657,677)	(18,147,341)	10,765,041	108,417,360
Class 2
Shares sold	82,870	901,220	332,832	3,762,421
Distributions reinvested	9,115	98,445	257,599	2,488,406
Shares redeemed	(164,755)	(1,764,408)	(359,260)	(3,775,962)
Net increase (decrease)	(72,770)	(764,743)	231,171	2,474,865
Total net increase (decrease)	(1,730,447)	(18,912,084)	10,996,212	110,892,225
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

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Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$10.06	0.07	1.24	1.31	(0.05)	—	(0.05)
Year Ended 12/31/2022	$14.64	0.07(d)	(4.00)	(3.93)	—	(0.65)	(0.65)
Year Ended 12/31/2021	$13.86	0.01	1.44	1.45	(0.01)	(0.66)	(0.67)
Year Ended 12/31/2020	$11.46	0.02	2.53	2.55	(0.03)	(0.12)	(0.15)
Year Ended 12/31/2019	$9.46	0.10	2.38	2.48	(0.12)	(0.36)	(0.48)
Year Ended 12/31/2018	$12.29	0.11	(2.35)	(2.24)	(0.12)	(0.47)	(0.59)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$9.94	0.05	1.23	1.28	(0.03)	—	(0.03)
Year Ended 12/31/2022	$14.51	0.04(d)	(3.96)	(3.92)	—	(0.65)	(0.65)
Year Ended 12/31/2021	$13.77	(0.03)	1.43	1.40	—	(0.66)	(0.66)
Year Ended 12/31/2020	$11.40	(0.01)	2.51	2.50	(0.01)	(0.12)	(0.13)
Year Ended 12/31/2019	$9.42	0.07	2.37	2.44	(0.10)	(0.36)	(0.46)
Year Ended 12/31/2018	$12.24	0.07	(2.32)	(2.25)	(0.10)	(0.47)	(0.57)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$11.32	13.07%	0.90%(c)	0.86%(c)	1.24%	13%	$1,270,190
Year Ended 12/31/2022	$10.06	(26.69%)	0.91%	0.87%	0.64%	35%	$1,145,609
Year Ended 12/31/2021	$14.64	10.63%	0.90%	0.88%	0.06%	26%	$1,510,036
Year Ended 12/31/2020	$13.86	22.62%	0.93%(c)	0.92%(c)	0.15%	73%	$1,134,033
Year Ended 12/31/2019	$11.46	26.70%	0.93%	0.92%	0.92%	113%	$1,057,916
Year Ended 12/31/2018	$9.46	(18.95%)	0.91%	0.91%	0.92%	19%	$793,614
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$11.19	12.84%	1.15%(c)	1.11%(c)	0.99%	13%	$43,448
Year Ended 12/31/2022	$9.94	(26.87%)	1.16%	1.12%	0.41%	35%	$39,292
Year Ended 12/31/2021	$14.51	10.33%	1.15%	1.13%	(0.21%)	26%	$54,022
Year Ended 12/31/2020	$13.77	22.30%	1.18%(c)	1.17%(c)	(0.10%)	73%	$44,514
Year Ended 12/31/2019	$11.40	26.36%	1.18%	1.17%	0.67%	113%	$35,306
Year Ended 12/31/2018	$9.42	(19.10%)	1.17%	1.17%	0.64%	19%	$29,694
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners International Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
18	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.92% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.88% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Walter Scott & Partners Limited and William Blair Investment Management, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.85%	0.86%
Class 2	1.10	1.11
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,172,479,000	191,955,000	(57,929,000)	134,026,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(33,133,326)	—	(33,133,326)
20	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $163,543,059 and $201,662,109, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	400,000	4.86	1
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
22	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners International Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Walter Scott & Partners Limited and William Blair Investment Management, LLC (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also
26	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	27

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might
28	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2023	29

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Variable Portfolio – Partners International Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7055_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Variable Portfolio – Partners Small Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners Small Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners Small Cap Growth Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Allspring Global Investments, LLC
Thomas Ognar, CFA
Robert Gruendyke, CFA
David Nazaret, CFA
Scout Investments, Inc.
James McBride, CFA
Timothy Miller, CFA
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	8.60	11.15	3.53	6.68
Class 2	05/07/10	8.46	10.87	3.27	6.42
Russell 2000 Growth Index		13.55	18.53	4.22	8.83
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	1.4
Consumer Discretionary	11.5
Consumer Staples	5.1
Energy	2.6
Financials	7.3
Health Care	24.3
Industrials	19.4
Information Technology	25.6
Materials	1.7
Real Estate	1.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,086.00	1,020.69	4.42	4.28	0.85
Class 2	1,000.00	1,000.00	1,084.60	1,019.45	5.72	5.54	1.10
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 1.4%
Interactive Media & Services 0.7%
Ziff Davis, Inc.(a)	55,216	3,868,433
Media 0.7%
Magnite, Inc.(a)	261,185	3,565,175
Thryv Holdings, Inc.(a)	35,300	868,380
Total		4,433,555
Total Communication Services		8,301,988
Consumer Discretionary 11.5%
Auto Components 1.7%
Fox Factory Holding Corp.(a)	24,265	2,632,995
Patrick Industries, Inc.	59,386	4,750,880
Stoneridge, Inc.(a)	138,301	2,606,974
Total		9,990,849
Automobiles 0.7%
Thor Industries, Inc.	42,088	4,356,108
Diversified Consumer Services 1.3%
Bright Horizons Family Solutions, Inc.(a)	31,495	2,911,713
OneSpaWorld Holdings Ltd.(a)	381,827	4,620,107
Total		7,531,820
Hotels, Restaurants & Leisure 3.2%
Cheesecake Factory, Inc. (The)	89,561	3,097,019
Cracker Barrel Old Country Store, Inc.	25,640	2,389,135
First Watch Restaurant Group, Inc.(a)	145,064	2,451,582
Hilton Grand Vacations, Inc.(a)	120,601	5,480,110
Lindblad Expeditions Holdings, Inc.(a)	171,172	1,862,351
Wingstop, Inc.	18,431	3,689,149
Total		18,969,346
Household Durables 2.2%
Installed Building Products, Inc.	56,179	7,874,048
LGI Homes, Inc.(a)	39,130	5,278,246
Total		13,152,294
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.6%
Boot Barn Holdings, Inc.(a)	68,368	5,790,086
Leslie’s, Inc.(a)	92,173	865,504
Monro, Inc.	64,781	2,632,052
Total		9,287,642
Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.(a)	21,434	2,410,039
G-III Apparel Group Ltd.(a)	136,371	2,627,869
Total		5,037,908
Total Consumer Discretionary		68,325,967
Consumer Staples 5.0%
Beverages 1.0%
Celsius Holdings, Inc.(a)	23,630	3,525,360
Duckhorn Portfolio, Inc. (The)(a)	84,755	1,099,272
MGP Ingredients, Inc.	14,422	1,532,770
Total		6,157,402
Consumer Staples Distribution & Retail 1.8%
Performance Food Group, Inc.(a)	107,233	6,459,716
The Chefs’ Warehouse(a)	131,305	4,695,467
Total		11,155,183
Food Products 0.6%
Simply Good Foods Co. (The)(a)	93,714	3,428,995
Personal Care Products 1.6%
elf Beauty, Inc.(a)	82,477	9,421,348
Total Consumer Staples		30,162,928
Energy 2.6%
Energy Equipment & Services 1.1%
Core Laboratories, Inc.	155,628	3,618,351
Helmerich & Payne, Inc.	77,300	2,740,285
Total		6,358,636
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.5%
Excelerate Energy, Inc., Class A	127,356	2,589,147
Kimbell Royalty Partners LP	173,435	2,551,229
Matador Resources Co.	27,800	1,454,496
Viper Energy Partners LP	89,400	2,398,602
Total		8,993,474
Total Energy		15,352,110
Financials 7.2%
Banks 1.1%
Axos Financial, Inc.(a)	77,886	3,071,824
Hilltop Holdings, Inc.	102,243	3,216,565
Total		6,288,389
Capital Markets 1.4%
Cohen & Steers, Inc.	78,249	4,537,660
PJT Partners, Inc.	55,961	3,897,124
Total		8,434,784
Financial Services 2.5%
Flywire Corp.(a)	138,919	4,312,046
I3 Verticals, Inc.(a)	232,902	5,324,140
Shift4 Payments, Inc., Class A(a)	81,483	5,533,510
Total		15,169,696
Insurance 2.2%
Goosehead Insurance, Inc., Class A(a)	57,775	3,633,469
Kinsale Capital Group, Inc.	25,569	9,567,920
Total		13,201,389
Total Financials		43,094,258
Health Care 24.2%
Biotechnology 4.3%
Apellis Pharmaceuticals, Inc.(a)	23,826	2,170,549
Coherus Biosciences, Inc.(a)	334,101	1,426,611
Cytokinetics, Inc.(a)	4,239	138,276
Eagle Pharmaceuticals, Inc.(a)	71,415	1,388,308
Halozyme Therapeutics, Inc.(a)	144,704	5,219,473
Immunocore Holdings PLC, ADR(a)	24,098	1,444,916
Insmed, Inc.(a)	162,053	3,419,318
Madrigal Pharmaceuticals, Inc.(a)	1,407	325,017
Vericel Corp.(a)	261,628	9,829,364
Total		25,361,832
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 11.0%
Axonics, Inc.(a)	23,600	1,191,092
Establishment Labs Holdings, Inc.(a)	31,205	2,140,975
ICU Medical, Inc.(a)	23,098	4,115,833
Inari Medical, Inc.(a)	28,527	1,658,560
Inspire Medical Systems, Inc.(a)	19,649	6,378,851
Integer Holdings Corp.(a)	55,692	4,934,868
iRhythm Technologies, Inc.(a)	26,816	2,797,445
Lantheus Holdings, Inc.(a)	57,728	4,844,534
LeMaitre Vascular, Inc.	102,583	6,901,784
Omnicell, Inc.(a)	57,954	4,269,471
Outset Medical, Inc.(a)	86,686	1,895,823
PROCEPT BioRobotics Corp.(a)	34,139	1,206,814
RxSight, Inc.(a)	14,900	429,120
Shockwave Medical, Inc.(a)	9,460	2,699,979
SI-BONE, Inc.(a)	147,091	3,968,515
TransMedics Group, Inc.(a)	143,983	12,091,692
Treace Medical Concepts, Inc.(a)	153,899	3,936,736
Total		65,462,092
Health Care Providers & Services 4.4%
AMN Healthcare Services, Inc.(a)	62,000	6,765,440
Castle Biosciences, Inc.(a)	84,585	1,160,506
HealthEquity, Inc.(a)	113,159	7,144,859
Hims & Hers Health, Inc., Class A(a)	299,389	2,814,257
ModivCare, Inc.(a)	31,601	1,428,681
RadNet, Inc.(a)	80,977	2,641,470
U.S. Physical Therapy, Inc.	35,035	4,252,899
Total		26,208,112
Health Care Technology 1.2%
Certara, Inc.(a)	168,688	3,071,809
Evolent Health, Inc., Class A(a)	93,051	2,819,445
Phreesia, Inc.(a)	40,476	1,255,161
Total		7,146,415
Life Sciences Tools & Services 1.3%
Medpace Holdings, Inc.(a)	32,090	7,707,055

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.0%
Axsome Therapeutics, Inc.(a)	22,800	1,638,408
Pacira Pharmaceuticals, Inc.(a)	80,908	3,241,984
Revance Therapeutics, Inc.(a)	104,969	2,656,765
Supernus Pharmaceuticals, Inc.(a)	156,033	4,690,352
Total		12,227,509
Total Health Care		144,113,015
Industrials 19.3%
Aerospace & Defense 1.6%
Hexcel Corp.	59,013	4,486,168
Kratos Defense & Security Solutions, Inc.(a)	337,409	4,838,445
Total		9,324,613
Air Freight & Logistics 0.9%
Forward Air Corp.	50,159	5,322,372
Building Products 1.2%
AZEK Co., Inc. (The)(a)	158,023	4,786,517
Zurn Elkay Water Solutions Corp.	97,445	2,620,296
Total		7,406,813
Commercial Services & Supplies 1.9%
Aris Water Solutions, Inc.	270,129	2,787,732
Casella Waste Systems, Inc., Class A(a)	79,902	7,227,136
Cimpress PLC(a)	18,538	1,102,640
Total		11,117,508
Construction & Engineering 1.3%
Construction Partners, Inc., Class A(a)	50,093	1,572,419
Dycom Industries, Inc.(a)	54,177	6,157,216
Total		7,729,635
Electrical Equipment 2.2%
Array Technologies, Inc.(a)	12,800	289,280
Shoals Technologies Group, Inc., Class A(a)	248,840	6,360,350
TPI Composites, Inc.(a)	207,121	2,147,845
Vicor Corp.(a)	79,718	4,304,772
Total		13,102,247
Ground Transportation 0.8%
Marten Transport Ltd.	107,108	2,302,822
Saia, Inc.(a)	7,459	2,554,036
Total		4,856,858
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.0%
Albany International Corp., Class A	52,176	4,866,977
Chart Industries, Inc.(a)	38,177	6,100,303
SPX Technologies, Inc.(a)	79,538	6,758,344
Total		17,725,624
Professional Services 2.7%
ASGN, Inc.(a)	33,185	2,509,782
Insperity, Inc.	61,418	7,306,285
Paycor HCM, Inc.(a)	200,183	4,738,332
TTEC Holdings, Inc.	54,703	1,851,149
Total		16,405,548
Trading Companies & Distributors 3.7%
Applied Industrial Technologies, Inc.	96,290	13,945,681
Global Industrial Co.	117,868	3,273,194
SiteOne Landscape Supply, Inc.(a)	27,353	4,577,798
Total		21,796,673
Total Industrials		114,787,891
Information Technology 25.4%
Communications Equipment 1.5%
Calix, Inc.(a)	118,670	5,922,820
Extreme Networks, Inc.(a)	28,000	729,400
Harmonic, Inc.(a)	132,191	2,137,528
Total		8,789,748
Electronic Equipment, Instruments & Components 5.8%
Advanced Energy Industries, Inc.	46,753	5,210,622
Coherent Corp.(a)	95,193	4,852,939
ePlus, Inc.(a)	83,820	4,719,066
Fabrinet(a)	44,006	5,715,499
Novanta, Inc.(a)	53,878	9,918,940
Plexus Corp.(a)	43,082	4,232,376
Total		34,649,442
IT Services 1.1%
DigitalOcean Holdings, Inc.(a)	155,274	6,232,698
Endava PLC, ADR(a)	11,398	590,303
Total		6,823,001

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.4%
Allegro MicroSystems, Inc.(a)	85,459	3,857,619
Ambarella, Inc.(a)	60,693	5,078,183
Credo Technology Group Holding Ltd.(a)	298,548	5,176,822
Diodes, Inc.(a)	51,806	4,791,537
Impinj, Inc.(a)	98,903	8,866,654
Power Integrations, Inc.	52,108	4,933,064
Semtech Corp.(a)	23,040	586,599
Silicon Laboratories, Inc.(a)	22,582	3,562,085
SiTime Corp.(a)	35,534	4,191,946
Ultra Clean Holdings, Inc.(a)	71,724	2,758,505
Total		43,803,014
Software 9.6%
Box, Inc., Class A(a)	192,789	5,664,141
Clearwater Analytics Holdings, Inc., Class A(a)	138,957	2,205,248
CyberArk Software Ltd.(a)	22,852	3,572,453
Descartes Systems Group, Inc. (The)(a)	65,449	5,243,119
EngageSmart, Inc.(a)	219,985	4,199,514
Envestnet, Inc.(a)	55,778	3,310,424
Five9, Inc.(a)	72,915	6,011,842
PowerSchool Holdings, Inc., Class A(a)	72,739	1,392,224
Qualys, Inc.(a)	35,877	4,634,232
Sprout Social, Inc., Class A(a)	109,711	5,064,260
SPS Commerce, Inc.(a)	67,600	12,983,256
Verint Systems, Inc.(a)	89,331	3,131,945
Total		57,412,658
Total Information Technology		151,477,863
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.7%
Chemicals 0.9%
Balchem Corp.	40,235	5,424,080
Metals & Mining 0.8%
Materion Corp.	41,027	4,685,284
Total Materials		10,109,364
Real Estate 1.1%
Health Care REITs 0.7%
CareTrust REIT, Inc.	207,409	4,119,143
Residential REITs 0.4%
UMH Properties, Inc.	147,147	2,351,409
Total Real Estate		6,470,552
Total Common Stocks (Cost $529,947,464)		592,195,936

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	5,647,380	5,645,121
Total Money Market Funds (Cost $5,644,561)		5,645,121
Total Investments in Securities (Cost: $535,592,025)		597,841,057
Other Assets & Liabilities, Net		(2,172,608)
Net Assets		595,668,449

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	7,127,593	50,327,384	(51,809,843)	(13)	5,645,121	(2,050)	178,019	5,647,380
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	8,301,988	—	—	8,301,988
Consumer Discretionary	68,325,967	—	—	68,325,967
Consumer Staples	30,162,928	—	—	30,162,928
Energy	15,352,110	—	—	15,352,110
Financials	43,094,258	—	—	43,094,258
Health Care	144,113,015	—	—	144,113,015
Industrials	114,787,891	—	—	114,787,891
Information Technology	151,477,863	—	—	151,477,863
Materials	10,109,364	—	—	10,109,364
Real Estate	6,470,552	—	—	6,470,552
Total Common Stocks	592,195,936	—	—	592,195,936
Money Market Funds	5,645,121	—	—	5,645,121
Total Investments in Securities	597,841,057	—	—	597,841,057
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $529,947,464)	$592,195,936
Affiliated issuers (cost $5,644,561)	5,645,121
Receivable for:
Investments sold	2,520,447
Capital shares sold	453
Dividends	103,519
Expense reimbursement due from Investment Manager	548
Prepaid expenses	6,560
Total assets	600,472,584
Liabilities
Payable for:
Investments purchased	3,466,572
Capital shares redeemed	1,226,186
Management services fees	14,018
Distribution and/or service fees	120
Service fees	872
Compensation of board members	78,007
Compensation of chief compliance officer	55
Other expenses	18,305
Total liabilities	4,804,135
Net assets applicable to outstanding capital stock	$595,668,449
Represented by
Trust capital	$595,668,449
Total - representing net assets applicable to outstanding capital stock	$595,668,449
Class 1
Net assets	$577,914,476
Shares outstanding	19,640,926
Net asset value per share	$29.42
Class 2
Net assets	$17,753,973
Shares outstanding	623,615
Net asset value per share	$28.47
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,510,143
Dividends — affiliated issuers	178,019
Foreign taxes withheld	(237)
Total income	1,687,925
Expenses:
Management services fees	2,487,298
Distribution and/or service fees
Class 2	21,153
Service fees	5,302
Compensation of board members	12,541
Custodian fees	10,364
Printing and postage fees	4,611
Accounting services fees	15,045
Legal fees	9,767
Compensation of chief compliance officer	55
Other	8,630
Total expenses	2,574,766
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(104,395)
Total net expenses	2,470,371
Net investment loss	(782,446)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(14,087,802)
Investments — affiliated issuers	(2,050)
Net realized loss	(14,089,852)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	63,044,595
Investments — affiliated issuers	(13)
Net change in unrealized appreciation (depreciation)	63,044,582
Net realized and unrealized gain	48,954,730
Net increase in net assets resulting from operations	$48,172,284
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment loss	$(782,446)	$(2,604,872)
Net realized loss	(14,089,852)	(44,176,879)
Net change in unrealized appreciation (depreciation)	63,044,582	(164,731,155)
Net increase (decrease) in net assets resulting from operations	48,172,284	(211,512,906)
Increase (decrease) in net assets from capital stock activity	(12,713,226)	39,980,602
Total increase (decrease) in net assets	35,459,058	(171,532,304)
Net assets at beginning of period	560,209,391	731,741,695
Net assets at end of period	$595,668,449	$560,209,391

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	128,458	3,544,356	1,762,453	47,637,402
Shares redeemed	(557,759)	(16,200,631)	(372,704)	(10,819,341)
Net increase (decrease)	(429,301)	(12,656,275)	1,389,749	36,818,061
Class 2
Shares sold	36,454	1,000,644	148,910	4,378,680
Shares redeemed	(38,918)	(1,057,595)	(42,994)	(1,216,139)
Net increase (decrease)	(2,464)	(56,951)	105,916	3,162,541
Total net increase (decrease)	(431,765)	(12,713,226)	1,495,665	39,980,602
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$27.09	(0.04)	2.37	2.33
Year Ended 12/31/2022	$38.14	(0.13)	(10.92)	(11.05)
Year Ended 12/31/2021	$35.22	(0.24)	3.16	2.92
Year Ended 12/31/2020	$25.38	(0.14)	9.98	9.84
Year Ended 12/31/2019	$20.93	(0.09)	4.54	4.45
Year Ended 12/31/2018	$21.95	(0.11)	(0.91)	(1.02)
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$26.25	(0.07)	2.29	2.22
Year Ended 12/31/2022	$37.04	(0.19)	(10.60)	(10.79)
Year Ended 12/31/2021	$34.29	(0.32)	3.07	2.75
Year Ended 12/31/2020	$24.77	(0.20)	9.72	9.52
Year Ended 12/31/2019	$20.48	(0.14)	4.43	4.29
Year Ended 12/31/2018	$21.53	(0.17)	(0.88)	(1.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$29.42	8.60%	0.89%	0.85%	(0.26%)	23%	$577,914
Year Ended 12/31/2022	$27.09	(28.97%)	0.88%	0.86%	(0.44%)	39%	$543,776
Year Ended 12/31/2021	$38.14	8.29%	0.87%(c)	0.87%(c)	(0.61%)	48%	$712,475
Year Ended 12/31/2020	$35.22	38.77%	0.88%	0.87%	(0.52%)	63%	$807,783
Year Ended 12/31/2019	$25.38	21.26%	0.88%	0.87%	(0.38%)	90%	$574,507
Year Ended 12/31/2018	$20.93	(4.65%)	0.87%	0.86%	(0.46%)	113%	$579,389
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$28.47	8.46%	1.14%	1.10%	(0.51%)	23%	$17,754
Year Ended 12/31/2022	$26.25	(29.13%)	1.13%	1.11%	(0.68%)	39%	$16,433
Year Ended 12/31/2021	$37.04	8.02%	1.12%(c)	1.12%(c)	(0.85%)	48%	$19,267
Year Ended 12/31/2020	$34.29	38.43%	1.13%	1.12%	(0.77%)	63%	$15,870
Year Ended 12/31/2019	$24.77	20.95%	1.13%	1.12%	(0.62%)	90%	$11,277
Year Ended 12/31/2018	$20.48	(4.88%)	1.12%	1.11%	(0.70%)	113%	$8,375
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	15

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners Small Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.86% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Allspring Global Investments, LLC and Scout Investments, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
18	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2024
Class 1	0.85%
Class 2	1.10
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $131,662,810 and $141,332,011, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings
20	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Health care sector risk
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners Small Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Allspring Global Investments, LLC and Scout Investments, Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also
24	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the Fund’s management teams) had been taken to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s investment mandate and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various
26	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2023	27

Variable Portfolio – Partners Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7057_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Portfolio Navigator Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Variable Portfolio — Conservative Portfolio
Variable Portfolio — Moderately Conservative Portfolio
Variable Portfolio — Moderate Portfolio
Variable Portfolio — Moderately Aggressive Portfolio
Variable Portfolio — Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio Navigator Funds  |  Semiannual Report 2023

Fund at a Glance
Variable Portfolio – Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio — Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio management
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since February 2023
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	4.54	2.25	1.76	2.52
Class 2	05/07/10	4.44	2.00	1.53	2.40
Class 4	05/07/10	4.44	2.00	1.53	2.40
Blended Benchmark		4.57	2.95	2.66	3.38
Bloomberg U.S. Aggregate Bond Index		2.09	-0.94	0.77	1.52
Russell 3000 Index		16.17	18.95	11.39	12.34
MSCI EAFE Index (Net)		11.67	18.77	4.39	5.41
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000 Index, and 6% MSCI EAFE Index (Net).
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2023	3

Fund at a Glance   (continued)
Variable Portfolio – Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Alternative Strategies Funds	0.1
Equity Funds	19.3
Fixed Income Funds	71.1
Money Market Funds	7.5
Residential Mortgage-Backed Securities - Agency	2.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Portfolio Navigator Funds | Semiannual Report 2023

Fund at a Glance
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderately Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio management
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since February 2023
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	6.17	4.97	2.97	3.76
Class 2	05/07/10	5.98	4.71	2.75	3.64
Class 4	05/07/10	5.97	4.70	2.74	3.63
Blended Benchmark		6.43	5.90	4.00	4.71
Bloomberg U.S. Aggregate Bond Index		2.09	-0.94	0.77	1.52
Russell 3000 Index		16.17	18.95	11.39	12.34
MSCI EAFE Index (Net)		11.67	18.77	4.39	5.41
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000 Index, and 11% MSCI EAFE Index (Net).
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2023	5

Fund at a Glance   (continued)
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Alternative Strategies Funds	0.2
Equity Funds	35.8
Fixed Income Funds	57.6
Money Market Funds	4.4
Residential Mortgage-Backed Securities - Agency	2.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Portfolio Navigator Funds | Semiannual Report 2023

Fund at a Glance
Variable Portfolio – Moderate Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderate Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio management
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since February 2023
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	7.89	7.95	4.26	5.03
Class 2	05/07/10	7.74	7.63	4.04	4.91
Class 4	05/07/10	7.73	7.68	4.04	4.91
Blended Benchmark		8.35	8.88	5.35	6.08
Bloomberg U.S. Aggregate Bond Index		2.09	-0.94	0.77	1.52
Russell 3000 Index		16.17	18.95	11.39	12.34
MSCI EAFE Index (Net)		11.67	18.77	4.39	5.41
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000 Index, and 15% MSCI EAFE Index (Net).
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2023	7

Fund at a Glance   (continued)
Variable Portfolio – Moderate Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Alternative Strategies Funds	0.3
Equity Funds	49.8
Fixed Income Funds	41.3
Money Market Funds	5.7
Residential Mortgage-Backed Securities - Agency	2.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Portfolio Navigator Funds | Semiannual Report 2023

Fund at a Glance
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderately Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio management
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since February 2023
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	9.33	10.25	5.19	6.11
Class 2	05/07/10	9.22	10.00	4.97	6.00
Class 4	05/07/10	9.16	9.98	4.96	6.00
Blended Benchmark		10.30	11.90	6.64	7.42
Russell 3000 Index		16.17	18.95	11.39	12.34
Bloomberg U.S. Aggregate Bond Index		2.09	-0.94	0.77	1.52
MSCI EAFE Index (Net)		11.67	18.77	4.39	5.41
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 46% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net).
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2023	9

Fund at a Glance   (continued)
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Alternative Strategies Funds	0.3
Equity Funds	65.4
Fixed Income Funds	26.7
Money Market Funds	5.4
Residential Mortgage-Backed Securities - Agency	2.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Portfolio Navigator Funds | Semiannual Report 2023

Fund at a Glance
Variable Portfolio – Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio – Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio management
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since February 2023
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	11.13	13.34	6.28	7.30
Class 2	05/07/10	10.97	13.04	6.05	7.18
Class 4	05/07/10	10.95	13.07	6.05	7.18
Blended Benchmark		12.22	14.95	7.81	8.65
Russell 3000 Index		16.17	18.95	11.39	12.34
MSCI EAFE Index (Net)		11.67	18.77	4.39	5.41
Bloomberg U.S. Aggregate Bond Index		2.09	-0.94	0.77	1.52
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 56% Russell 3000 Index, 24% MSCI EAFE Index (Net) and 20% Bloomberg U.S. Aggregate Bond Index.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2023	11

Fund at a Glance   (continued)
Variable Portfolio – Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Alternative Strategies Funds	0.4
Equity Funds	80.6
Fixed Income Funds	13.7
Money Market Funds	2.5
Residential Mortgage-Backed Securities - Agency	2.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Portfolio Navigator Funds | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Conservative Portfolio
Class 1	1,000.00	1,000.00	1,045.40	1,024.23	0.71	0.71	0.14	3.26	3.23	0.64
Class 2	1,000.00	1,000.00	1,044.40	1,022.99	1.99	1.97	0.39	4.54	4.49	0.89
Class 4	1,000.00	1,000.00	1,044.40	1,022.99	1.99	1.97	0.39	4.54	4.49	0.89
Variable Portfolio – Moderately Conservative Portfolio
Class 1	1,000.00	1,000.00	1,061.70	1,024.33	0.62	0.61	0.12	3.50	3.43	0.68
Class 2	1,000.00	1,000.00	1,059.80	1,023.09	1.90	1.87	0.37	4.78	4.69	0.93
Class 4	1,000.00	1,000.00	1,059.70	1,023.09	1.90	1.87	0.37	4.78	4.69	0.93
Portfolio Navigator Funds | Semiannual Report 2023	13

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Moderate Portfolio
Class 1	1,000.00	1,000.00	1,078.90	1,024.28	0.67	0.66	0.13	3.73	3.63	0.72
Class 2	1,000.00	1,000.00	1,077.40	1,023.04	1.97	1.92	0.38	5.02	4.89	0.97
Class 4	1,000.00	1,000.00	1,077.30	1,023.04	1.97	1.92	0.38	5.02	4.89	0.97
Variable Portfolio – Moderately Aggressive Portfolio
Class 1	1,000.00	1,000.00	1,093.30	1,024.28	0.68	0.66	0.13	3.97	3.84	0.76
Class 2	1,000.00	1,000.00	1,092.20	1,023.04	1.98	1.92	0.38	5.27	5.09	1.01
Class 4	1,000.00	1,000.00	1,091.60	1,023.04	1.98	1.92	0.38	5.27	5.09	1.01
Variable Portfolio – Aggressive Portfolio
Class 1	1,000.00	1,000.00	1,111.30	1,024.38	0.58	0.56	0.11	4.16	3.99	0.79
Class 2	1,000.00	1,000.00	1,109.70	1,023.14	1.89	1.82	0.36	5.47	5.25	1.04
Class 4	1,000.00	1,000.00	1,109.50	1,023.14	1.89	1.82	0.36	5.47	5.25	1.04
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for Variable Portfolio - Conservative Portfolio, account value at the end of the period would have been reduced.
14	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	257,892	1,214,670
Total Alternative Strategies Funds (Cost $1,264,191)		1,214,670

Equity Funds 19.6%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	281,153	1,810,626
International 5.9%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,504,928	31,161,314
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	455,985	4,486,891
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	780,509	8,835,363
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	933,468	8,970,626
Total		53,454,194
U.S. Large Cap 12.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	372,524	14,886,042
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	182,276	15,198,203
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	262,825	8,917,653
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,791,654	31,640,602
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	238,197	8,896,656
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	123,665	4,489,036
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	93,874	4,152,999
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	87,709	4,519,617
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	122,916	3,999,696
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	425,113	14,500,614
Total		111,201,118
Equity Funds (continued)
U.S. Small Cap 1.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	218,204	2,707,919
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	241,797	2,696,032
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	106,432	3,131,231
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	82,971	2,817,693
Total		11,352,875
Total Equity Funds (Cost $157,328,727)		177,818,813

Fixed Income Funds 72.4%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	720,209	5,444,783
Investment Grade 71.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	14,468,384	122,113,160
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,862,791	26,852,975
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,396,969	27,209,720
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,088,686	36,103,102
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,916,120	63,351,659
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,636,755	108,570,921
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	27,694,054	267,247,622
Total		651,449,159
Total Fixed Income Funds (Cost $777,036,649)		656,893,942

Residential Mortgage-Backed Securities - Agency 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/18/2038	5.000%	2,734,000	2,715,952
07/13/2053	5.500%	15,483,000	15,408,004
Total Residential Mortgage-Backed Securities - Agency (Cost $18,189,245)			18,123,956
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	15

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2023 (Unaudited)
Money Market Funds 7.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(a),(d)	69,515,572	69,487,766
Total Money Market Funds (Cost $69,493,453)		69,487,766
Total Investments in Securities (Cost: $1,023,312,265)		923,539,147
Other Assets & Liabilities, Net		(16,170,801)
Net Assets		907,368,346
At June 30, 2023, securities and/or cash totaling $1,671,443 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	64	09/2023	USD	6,897,600	63,811	—
Russell 2000 Index E-mini	9	09/2023	USD	856,665	1,868	—
S&P 500 Index E-mini	35	09/2023	USD	7,854,438	260,913	—
U.S. Treasury 10-Year Note	183	09/2023	USD	20,544,609	—	(390,630)
U.S. Treasury Ultra Bond	52	09/2023	USD	7,083,375	63,708	—
Total					390,300	(390,630)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(56)	09/2023	GBP	(4,223,240)	34,441	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	66,826,318	18,463,066	(15,796,540)	(5,078)	69,487,766	—	(2,065)	1,663,199	69,515,572
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,317,827	—	—	(103,157)	1,214,670	—	—	—	257,892
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	15,118,307	336,418	(2,165,022)	1,596,339	14,886,042	—	1,351,991	—	372,524
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,721,497	737,025	(1,700,213)	1,439,894	15,198,203	—	810,072	—	182,276
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	5,563,850	236,437	(483,879)	128,375	5,444,783	—	(94,446)	153,017	720,209
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	123,980,285	321,931	(5,785,024)	3,595,968	122,113,160	—	(1,004,440)	—	14,468,384
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	8,378,625	345,066	(1,331,332)	1,525,294	8,917,653	—	824,344	—	262,825
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	27,754,158	239,274	(1,761,603)	621,146	26,852,975	—	5,787	—	2,862,791
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	26,092,209	1,094,663	(1,546,346)	1,569,194	27,209,720	—	(272,795)	—	3,396,969
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	31,979,674	1,720,101	(4,243,449)	1,704,988	31,161,314	—	166,135	616,095	2,504,928
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	30,235,241	1,056,468	(4,352,449)	4,701,342	31,640,602	—	826,067	—	1,791,654
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,212,770	748,280	(760,954)	(303,440)	8,896,656	—	484,921	—	238,197
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	2,590,882	354,841	(775,284)	537,480	2,707,919	—	(309,727)	—	218,204
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	2,224,528	—	—	471,504	2,696,032	—	—	—	241,797
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	36,709,649	208,886	(1,670,033)	854,600	36,103,102	—	(245,498)	—	4,088,686
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	64,181,792	283,838	(2,838,888)	1,724,917	63,351,659	—	(490,731)	—	6,916,120
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	1,705,058	220,201	(292,994)	178,361	1,810,626	—	(67,180)	—	281,153
CTIVP® – MFS® Value Fund, Class 1 Shares
	4,512,090	1,570,173	(1,333,484)	(259,743)	4,489,036	—	434,229	—	123,665
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	3,444,817	1,915,952	(2,280,488)	1,072,718	4,152,999	—	(265,270)	—	93,874
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	4,329,788	1,557,012	(1,892,915)	525,732	4,519,617	—	323,576	—	87,709
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	4,602,426	1,613,945	(1,566,211)	(650,464)	3,999,696	—	837,546	—	122,916
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	110,197,514	385,798	(5,291,672)	3,279,281	108,570,921	—	(588,506)	—	11,636,755
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	271,112,338	912,774	(12,499,262)	7,721,772	267,247,622	—	(790,434)	—	27,694,054
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	14,209,954	435,567	(1,080,139)	935,232	14,500,614	—	1,011,570	—	425,113
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	4,510,225	144,418	(755,972)	588,220	4,486,891	—	(67,113)	66,111	455,985
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	8,393,833	455,724	(890,001)	875,807	8,835,363	—	153,404	41,664	780,509
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	9,219,826	520,757	(1,199,815)	429,858	8,970,626	—	462,315	201,405	933,468
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	3,067,135	309,429	(312,310)	66,977	3,131,231	—	211,655	—	106,432
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	17

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	3,488,352	411,804	(1,323,639)	241,176	2,817,693	—	(78,371)	—	82,971
Total	909,680,968			35,064,293	905,415,191	—	3,627,036	2,741,491

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	1,214,670	1,214,670
Equity Funds	—	—	—	177,818,813	177,818,813
Fixed Income Funds	—	—	—	656,893,942	656,893,942
Residential Mortgage-Backed Securities - Agency	—	18,123,956	—	—	18,123,956
Money Market Funds	69,487,766	—	—	—	69,487,766
Total Investments in Securities	69,487,766	18,123,956	—	835,927,425	923,539,147
Investments in Derivatives
Asset
Futures Contracts	424,741	—	—	—	424,741
Liability
Futures Contracts	(390,630)	—	—	—	(390,630)
Total	69,521,877	18,123,956	—	835,927,425	923,573,258
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	19

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,058,356	4,984,855
Total Alternative Strategies Funds (Cost $5,100,759)		4,984,855

Equity Funds 36.5%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,379,282	8,882,576
International 11.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,003,276	9,571,249
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	8,150,095	101,387,178
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	5,882,434	57,883,153
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	3,720,259	42,113,336
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	4,741,037	45,561,363
Total		256,516,279
U.S. Large Cap 22.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,188,744	47,502,222
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	560,253	46,713,934
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,515,574	51,423,426
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	5,371,656	94,863,439
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,119,042	41,796,209
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	899,478	32,651,048
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	873,821	38,657,857
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	800,372	41,243,143
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	987,666	32,138,655
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,824,722	62,241,276
Total		489,231,209
Equity Funds (continued)
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	182,049	7,935,493
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	198,275	8,220,498
Total		16,155,991
U.S. Small Cap 1.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	644,921	8,003,477
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	707,844	7,892,458
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	338,575	9,960,869
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	205,429	6,976,371
Total		32,833,175
Total Equity Funds (Cost $636,270,761)		803,619,230

Fixed Income Funds 58.6%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,785,690	13,499,816
Investment Grade 58.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	22,252,321	187,809,587
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,821,152	45,222,406
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,527,244	44,273,222
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,993,466	44,092,303
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	15,660,345	143,448,763
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	26,082,353	243,348,358
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	58,928,687	568,661,828
Total		1,276,856,467
Total Fixed Income Funds (Cost $1,516,134,760)		1,290,356,283
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/18/2038	5.000%	6,637,000	6,593,186
07/13/2053	5.500%	37,589,000	37,406,928
Total Residential Mortgage-Backed Securities - Agency (Cost $44,158,617)			44,000,114

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(a),(d)	97,906,028	97,866,866
Total Money Market Funds (Cost $97,870,505)		97,866,866
Total Investments in Securities (Cost: $2,299,535,402)		2,240,827,348
Other Assets & Liabilities, Net		(40,542,291)
Net Assets		2,200,285,057
At June 30, 2023, securities and/or cash totaling $3,518,933 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	108	09/2023	USD	11,639,700	99,835	—
Russell 2000 Index E-mini	188	09/2023	USD	17,894,780	39,014	—
U.S. Treasury Ultra Bond	191	09/2023	USD	26,017,781	234,004	—
Total					372,853	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(240)	09/2023	GBP	(18,099,600)	147,604	—
MSCI Emerging Markets Index	(115)	09/2023	USD	(5,737,925)	77,330	—
S&P 500 Index E-mini	(67)	09/2023	USD	(15,035,638)	—	(488,596)
Total					224,934	(488,596)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	95,077,223	32,331,591	(29,534,131)	(7,817)	97,866,866	—	(1,861)	2,356,210	97,906,028
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	5,394,952	12,513	(534)	(422,076)	4,984,855	—	(42)	—	1,058,356
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	21

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	44,049,756	—	(1,923,547)	5,376,013	47,502,222	—	3,399,204	—	1,188,744
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	44,239,078	—	(2,023,733)	4,498,589	46,713,934	—	2,241,298	—	560,253
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	13,923,806	378,052	(1,099,539)	297,497	13,499,816	—	(214,894)	378,052	1,785,690
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	9,019,348	10,402	—	541,499	9,571,249	—	—	10,402	1,003,276
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	191,465,292	—	(9,255,525)	5,599,820	187,809,587	—	(1,620,827)	—	22,252,321
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	44,059,699	—	(2,260,027)	9,623,754	51,423,426	—	3,051,858	—	1,515,574
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	53,416,954	—	(9,337,514)	1,142,966	45,222,406	—	22,699	—	4,821,152
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	42,700,027	14,631	(611,497)	2,170,061	44,273,222	—	(96,647)	—	5,527,244
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	105,027,505	2,011,968	(12,228,126)	6,575,831	101,387,178	—	(577,682)	2,011,969	8,150,095
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	88,536,016	—	(6,313,336)	12,640,759	94,863,439	—	3,739,838	—	5,371,656
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	42,328,225	71,916	(951,110)	347,178	41,796,209	—	349,059	—	1,119,042
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	8,030,769	250	(1,080,323)	1,052,781	8,003,477	—	(413,659)	—	644,921
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	6,512,163	—	—	1,380,295	7,892,458	—	—	—	707,844
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	45,089,654	—	(2,022,448)	1,025,097	44,092,303	—	(283,605)	—	4,993,466
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	146,490,749	—	(6,922,504)	3,880,518	143,448,763	—	(1,069,541)	—	15,660,345
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	8,428,721	6,500	(32,182)	479,537	8,882,576	—	(9,216)	—	1,379,282
CTIVP® – MFS® Value Fund, Class 1 Shares
	38,463,176	161,311	(5,130,319)	(843,120)	32,651,048	—	1,679,681	—	899,478
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	25,446,429	6,096,594	(74,553)	7,189,387	38,657,857	—	23,686	—	873,821
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	34,640,016	6,094,000	(2,978,353)	3,487,480	41,243,143	—	4,061,261	—	800,372
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	37,974,107	177,412	(2,097,655)	(3,915,209)	32,138,655	—	4,753,665	—	987,666
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	248,935,545	—	(12,937,737)	7,350,550	243,348,358	—	(1,298,350)	—	26,082,353
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	8,122,141	151	(182,097)	(4,702)	7,935,493	—	311,786	—	182,049
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	7,566,648	91	(237,914)	891,673	8,220,498	—	320,082	—	198,275
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	578,525,501	—	(27,799,033)	17,935,360	568,661,828	—	(3,169,527)	—	58,928,687
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	58,116,466	—	(1,220,389)	5,345,199	62,241,276	—	2,646,499	—	1,824,722
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	57,054,632	849,921	(7,988,803)	7,967,403	57,883,153	—	(1,368,343)	849,921	5,882,434
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	37,160,787	288,946	—	4,663,603	42,113,336	—	—	194,687	3,720,259
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	45,195,328	1,003,854	(5,090,720)	4,452,901	45,561,363	—	(108,223)	1,003,854	4,741,037
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	9,912,719	15,654	(561,966)	594,462	9,960,869	—	243,146	—	338,575
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,576,080	145,940	—	254,351	6,976,371	—	—	—	205,429
Total	2,187,479,512			111,571,640	2,196,827,234	—	16,611,345	6,805,095

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	23

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2023 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	4,984,855	4,984,855
Equity Funds	—	—	—	803,619,230	803,619,230
Fixed Income Funds	—	—	—	1,290,356,283	1,290,356,283
Residential Mortgage-Backed Securities - Agency	—	44,000,114	—	—	44,000,114
Money Market Funds	97,866,866	—	—	—	97,866,866
Total Investments in Securities	97,866,866	44,000,114	—	2,098,960,368	2,240,827,348
Investments in Derivatives
Asset
Futures Contracts	597,787	—	—	—	597,787
Liability
Futures Contracts	(488,596)	—	—	—	(488,596)
Total	97,976,057	44,000,114	—	2,098,960,368	2,240,936,539
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	8,658,011	40,779,235
Total Alternative Strategies Funds (Cost $42,307,267)		40,779,235

Equity Funds 51.2%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	13,020,125	83,849,603
International 14.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,173,029	30,270,698
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	72,745,748	904,957,102
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	40,011,660	393,714,736
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	30,250,806	342,439,128
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	44,568,025	428,298,715
Total		2,099,680,379
U.S. Large Cap 32.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	9,918,461	396,341,714
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	4,497,758	375,023,069
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	14,521,767	492,723,550
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	44,157,746	779,825,800
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	10,437,608	389,844,649
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	9,066,084	329,098,845
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	8,321,848	368,158,579
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	8,427,980	434,293,803
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	9,894,815	321,977,266
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	20,237,229	690,291,895
Total		4,577,579,170
Equity Funds (continued)
U.S. Mid Cap 1.2%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,834,003	79,944,177
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,984,495	82,277,159
Total		162,221,336
U.S. Small Cap 2.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	6,526,628	80,995,453
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	6,197,818	69,105,670
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,718,324	79,973,086
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,595,954	54,198,611
Total		284,272,820
Total Equity Funds (Cost $5,493,865,862)		7,207,603,308

Fixed Income Funds 42.5%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	11,346,482	85,779,408
Investment Grade 41.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	123,845,347	1,045,254,730
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	19,463,285	182,565,613
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	75,430,639	604,199,418
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	27,669,760	244,323,979
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	75,205,600	688,883,298
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	131,385,145	1,225,823,399
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	197,514,542	1,906,015,331
Total		5,897,065,768
Total Fixed Income Funds (Cost $7,046,255,480)		5,982,845,176
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	25

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/18/2038	5.000%	62,601,000	62,187,736
07/13/2053	5.500%	354,550,000	352,832,648
Total Residential Mortgage-Backed Securities - Agency (Cost $416,515,430)			415,020,384

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(a),(d)	789,435,712	789,119,938
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 4.731%(a),(d)	29,953,347	29,953,347
Total Money Market Funds (Cost $819,039,947)		819,073,285
Total Investments in Securities (Cost: $13,817,983,986)		14,465,321,388
Other Assets & Liabilities, Net		(386,637,796)
Net Assets		14,078,683,592
At June 30, 2023, securities and/or cash totaling $29,019,985 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	854	09/2023	USD	92,039,850	789,438	—
Russell 2000 Index E-mini	1,974	09/2023	USD	187,895,190	409,644	—
TOPIX Index	353	09/2023	JPY	8,076,640,000	2,313,268	—
U.S. Treasury Ultra Bond	695	09/2023	USD	94,672,031	852,066	—
Total					4,364,416	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(1,861)	09/2023	GBP	(140,347,315)	1,144,543	—
S&P 500 Index E-mini	(709)	09/2023	USD	(159,108,463)	—	(5,326,011)
Total					1,144,543	(5,326,011)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 40	Morgan Stanley	06/20/2028	1.000	Quarterly	0.658	USD	52,323,000	540,804	—	—	540,804	—
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2023 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	745,326,127	241,975,942	(198,116,267)	(65,864)	789,119,938	—	(8,110)	18,823,093	789,435,712
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	44,271,607	—	(31,052)	(3,461,320)	40,779,235	—	(2,310)	—	8,658,011
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	343,745,896	—	(6,317,914)	58,913,732	396,341,714	—	10,810,493	—	9,918,461
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	345,716,005	—	(11,321,620)	40,628,684	375,023,069	—	12,610,572	—	4,497,758
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	85,694,124	2,385,275	(3,849,710)	1,549,719	85,779,408	—	(1,063,288)	2,385,275	11,346,482
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	28,525,217	32,899	—	1,712,582	30,270,698	—	—	32,899	3,173,029
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 4.731%
	30,273,440	653,999	(974,092)	—	29,953,347	—	—	654,855	29,953,347
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,024,292,470	—	(114,007)	21,076,267	1,045,254,730	—	(20,351)	—	123,845,347
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	417,796,622	—	(13,153,862)	88,080,790	492,723,550	—	33,690,752	—	14,521,767
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	244,354,498	—	(66,810,080)	5,021,195	182,565,613	—	210,389	—	19,463,285
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	579,316,486	—	(3,846,385)	28,729,317	604,199,418	—	(682,465)	—	75,430,639
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	906,703,495	17,801,965	(72,249,287)	52,700,929	904,957,102	—	(934,019)	17,801,965	72,745,748
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	690,837,982	—	(25,910,258)	114,898,076	779,825,800	—	15,095,976	—	44,157,746
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	383,676,504	—	(228,968)	6,397,113	389,844,649	—	78,299	—	10,437,608
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	79,556,468	—	(5,779,882)	7,218,867	80,995,453	—	(927,567)	—	6,526,628
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	57,019,926	—	—	12,085,744	69,105,670	—	—	—	6,197,818
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	244,681,647	—	(4,937,485)	4,579,817	244,323,979	—	(591,342)	—	27,669,760
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	676,098,346	—	—	12,784,952	688,883,298	—	—	—	75,205,600
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	27

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	79,532,870	—	(165,706)	4,482,439	83,849,603	—	(44,096)	—	13,020,125
CTIVP® – MFS® Value Fund, Class 1 Shares
	384,035,812	—	(43,799,641)	(11,137,326)	329,098,845	—	19,409,696	—	9,066,084
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	242,615,387	57,034,000	(33,211)	68,542,403	368,158,579	—	115,368	—	8,321,848
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	335,039,301	57,034,000	(14,358,697)	56,579,199	434,293,803	—	19,246,020	—	8,427,980
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	377,465,325	—	(21,938,094)	(33,549,965)	321,977,266	—	41,651,301	—	9,894,815
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,372,810,669	—	(203,109,910)	56,122,640	1,225,823,399	—	(22,378,652)	—	131,385,145
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	81,004,603	—	(843,574)	(216,852)	79,944,177	—	3,239,486	—	1,834,003
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	73,328,923	—	(837,249)	9,785,485	82,277,159	—	2,091,430	—	1,984,495
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,900,522,345	—	(47,117,490)	52,610,476	1,906,015,331	—	(4,050,870)	—	197,514,542
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	626,802,486	—	(18,267,059)	81,756,468	690,291,895	—	5,610,861	—	20,237,229
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	394,919,281	5,804,387	(53,176,030)	46,167,098	393,714,736	—	(885,395)	5,804,387	40,011,660
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	304,630,004	1,595,825	(1,948,093)	38,161,392	342,439,128	—	50,138	1,595,825	30,250,806
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	386,447,388	9,023,816	(5,022,290)	37,849,801	428,298,715	—	(74,298)	9,023,816	44,568,025
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	78,335,746	—	(2,144,221)	3,781,561	79,973,086	—	2,853,954	—	2,718,324
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	52,171,749	—	—	2,026,862	54,198,611	—	—	—	1,595,954
Total	13,617,548,749			865,812,281	14,050,301,004	—	135,101,972	56,122,115

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	40,779,235	40,779,235
Equity Funds	—	—	—	7,207,603,308	7,207,603,308
Fixed Income Funds	—	—	—	5,982,845,176	5,982,845,176
Residential Mortgage-Backed Securities - Agency	—	415,020,384	—	—	415,020,384
Money Market Funds	819,073,285	—	—	—	819,073,285
Total Investments in Securities	819,073,285	415,020,384	—	13,231,227,719	14,465,321,388
Investments in Derivatives
Asset
Futures Contracts	5,508,959	—	—	—	5,508,959
Swap Contracts	—	540,804	—	—	540,804
Liability
Futures Contracts	(5,326,011)	—	—	—	(5,326,011)
Total	819,256,233	415,561,188	—	13,231,227,719	14,466,045,140
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	29

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	3,860,656	18,183,692
Total Alternative Strategies Funds (Cost $18,755,941)		18,183,692

Equity Funds 66.6%

Global Real Estate 0.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	7,323,980	47,166,431
International 19.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,309,868	12,496,139
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	35,057,195	436,111,512
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	22,919,907	225,531,885
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	17,879,001	202,390,292
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	24,713,173	237,493,589
Total		1,114,023,417
U.S. Large Cap 42.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	4,742,825	189,523,272
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,221,863	185,258,908
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	8,020,299	272,128,760
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	21,626,162	381,918,019
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,781,020	215,921,087
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	5,691,406	206,598,041
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	5,088,425	225,111,918
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	5,024,481	258,911,522
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,222,262	202,472,406
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	10,454,812	356,613,639
Total		2,494,457,572
Equity Funds (continued)
U.S. Mid Cap 1.6%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,041,329	45,391,516
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,133,371	46,989,582
Total		92,381,098
U.S. Small Cap 2.6%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,715,196	46,105,583
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,620,358	40,366,991
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,465,447	43,113,470
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	769,666	26,137,851
Total		155,723,895
Total Equity Funds (Cost $3,045,509,629)		3,903,752,413

Fixed Income Funds 27.2%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	3,933,760	29,739,226
Investment Grade 26.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	44,637,805	376,743,074
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,947,076	55,783,574
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,716,407	85,838,419
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,834,190	86,835,894
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	31,642,027	289,840,965
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	24,976,257	233,028,481
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	45,417,878	438,282,520
Total		1,566,352,927
Total Fixed Income Funds (Cost $1,897,853,835)		1,596,092,153
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/18/2038	5.000%	19,500,000	19,371,270
07/13/2053	5.500%	110,443,000	109,908,042
Total Residential Mortgage-Backed Securities - Agency (Cost $129,745,021)			129,279,312

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(a),(d)	325,312,118	325,181,993
Total Money Market Funds (Cost $325,179,146)		325,181,993
Total Investments in Securities (Cost: $5,417,043,572)		5,972,489,563
Other Assets & Liabilities, Net		(114,137,719)
Net Assets		5,858,351,844
At June 30, 2023, securities and/or cash totaling $15,963,724 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	177	09/2023	USD	19,076,175	163,619	—
Russell 2000 Index E-mini	1,181	09/2023	USD	112,413,485	245,081	—
TOPIX Index	201	09/2023	JPY	4,598,880,000	1,317,187	—
U.S. Treasury 10-Year Note	1,532	09/2023	USD	171,990,938	—	(3,270,189)
U.S. Treasury Ultra Bond	200	09/2023	USD	27,243,750	245,031	—
Total					1,970,918	(3,270,189)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(925)	09/2023	GBP	(69,758,875)	568,889	—
S&P 500 Index E-mini	(463)	09/2023	USD	(103,902,988)	—	(3,465,444)
Total					568,889	(3,465,444)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	31

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	318,715,176	129,694,027	(123,179,744)	(47,466)	325,181,993	—	14,145	7,905,256	325,312,118
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	20,189,894	—	(491,772)	(1,514,430)	18,183,692	—	(54,417)	—	3,860,656
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	169,937,192	—	(5,856,706)	25,442,786	189,523,272	—	8,620,102	—	4,742,825
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	170,874,472	—	(5,641,363)	20,025,799	185,258,908	—	6,108,611	—	2,221,863
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	30,161,052	828,135	(1,912,770)	662,809	29,739,226	—	(488,068)	828,135	3,933,760
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	11,775,267	13,924	—	706,948	12,496,139	—	—	13,581	1,309,868
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	379,561,492	908	(12,975,056)	10,155,730	376,743,074	—	(2,264,580)	—	44,637,805
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	235,966,126	—	(13,295,459)	49,458,093	272,128,760	—	18,121,680	—	8,020,299
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	82,071,941	574	(27,928,208)	1,639,267	55,783,574	—	95,255	—	5,947,076
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	82,256,131	526	(503,690)	4,085,452	85,838,419	—	(96,407)	—	10,716,407
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	443,746,187	8,588,268	(43,796,220)	27,573,277	436,111,512	—	(2,298,103)	8,588,268	35,057,195
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	341,335,829	—	(14,797,785)	55,379,975	381,918,019	—	8,266,734	—	21,626,162
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	215,562,674	—	(1,628,280)	1,986,693	215,921,087	—	1,600,781	—	5,781,020
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	45,634,649	—	(5,116,353)	5,587,287	46,105,583	—	(1,982,239)	—	3,715,196
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	33,307,293	—	—	7,059,698	40,366,991	—	—	—	3,620,358
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	88,054,356	177	(3,073,338)	1,854,699	86,835,894	—	(406,473)	—	9,834,190
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	293,668,586	648	(11,152,213)	7,323,944	289,840,965	—	(1,680,899)	—	31,642,027
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	45,957,672	—	(1,928,394)	3,137,153	47,166,431	—	(579,348)	—	7,323,980
CTIVP® – MFS® Value Fund, Class 1 Shares
	236,752,233	181	(27,309,996)	(2,844,377)	206,598,041	—	7,920,819	—	5,691,406
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	153,254,557	30,456,000	(607,397)	42,008,758	225,111,918	—	590,239	—	5,088,425
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	207,951,964	30,456,000	(10,898,466)	31,402,024	258,911,522	—	14,572,952	—	5,024,481
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	232,621,303	762	(19,507,731)	(10,641,928)	202,472,406	—	15,523,978	—	6,222,262
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	236,249,331	294	(10,045,783)	6,824,639	233,028,481	—	(1,067,775)	—	24,976,257
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	46,685,717	—	(810,693)	(483,508)	45,391,516	—	2,218,448	—	1,041,329
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	42,303,631	—	(638,072)	5,324,023	46,989,582	—	1,477,663	—	1,133,371
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	445,027,292	367	(20,739,462)	13,994,323	438,282,520	—	(2,601,455)	—	45,417,878
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	328,439,887	—	(6,769,411)	34,943,163	356,613,639	—	10,318,008	—	10,454,812
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	234,180,190	3,361,312	(39,287,997)	27,278,380	225,531,885	—	(668,863)	3,360,202	22,919,907
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	178,998,034	937,785	—	22,454,473	202,390,292	—	—	937,693	17,879,001
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	214,833,718	5,012,365	(3,761,650)	21,409,156	237,493,589	—	(429,775)	5,012,365	24,713,173
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	41,766,885	—	(1,538,144)	2,884,729	43,113,470	—	666,215	—	1,465,447
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	25,158,518	1,934	—	977,399	26,137,851	—	—	—	769,666
Total	5,632,999,249			416,048,968	5,843,210,251	—	81,497,228	26,645,500

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	33

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2023 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	18,183,692	18,183,692
Equity Funds	—	—	—	3,903,752,413	3,903,752,413
Fixed Income Funds	—	—	—	1,596,092,153	1,596,092,153
Residential Mortgage-Backed Securities - Agency	—	129,279,312	—	—	129,279,312
Money Market Funds	325,181,993	—	—	—	325,181,993
Total Investments in Securities	325,181,993	129,279,312	—	5,518,028,258	5,972,489,563
Investments in Derivatives
Asset
Futures Contracts	2,539,807	—	—	—	2,539,807
Liability
Futures Contracts	(6,735,633)	—	—	—	(6,735,633)
Total	320,986,167	129,279,312	—	5,518,028,258	5,968,293,737
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,952,438	9,195,983
Total Alternative Strategies Funds (Cost $9,668,112)		9,195,983

Equity Funds 82.8%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,395,829	21,869,137
International 24.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	536,004	5,113,483
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	14,907,805	185,453,091
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	14,289,265	140,606,366
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	8,649,007	97,906,760
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	11,382,117	109,382,141
Total		538,461,841
U.S. Large Cap 52.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,154,362	86,088,317
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,006,149	83,892,691
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,962,179	134,436,718
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	9,807,950	173,208,390
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,679,480	100,078,594
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	2,655,909	96,409,513
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,363,514	104,561,854
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	2,323,848	119,747,901
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,925,584	95,198,492
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,507,676	153,756,841
Total		1,147,379,311
Equity Funds (continued)
U.S. Mid Cap 1.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	474,504	20,683,619
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	500,489	20,750,282
Total		41,433,901
U.S. Small Cap 3.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,699,708	21,093,381
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	1,530,790	17,068,309
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	698,148	20,539,511
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	493,984	16,775,698
Total		75,476,899
Total Equity Funds (Cost $1,406,773,675)		1,824,621,089

Fixed Income Funds 14.0%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,438,959	10,878,535
Investment Grade 13.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,601,574	64,157,282
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	691,114	6,482,653
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,184,169	41,525,190
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,041,616	64,501,204
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,638,398	43,276,251
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,135,730	78,509,799
Total		298,452,379
Total Fixed Income Funds (Cost $371,775,027)		309,330,914
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	35

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/18/2038	5.000%	9,551,000	9,487,948
07/13/2053	5.500%	54,123,000	53,860,842
Total Residential Mortgage-Backed Securities - Agency (Cost $63,576,997)			63,348,790

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(a),(d)	56,734,683	56,711,989
Total Money Market Funds (Cost $56,712,870)		56,711,989
Total Investments in Securities (Cost: $1,908,506,681)		2,263,208,765
Other Assets & Liabilities, Net		(58,444,391)
Net Assets		2,204,764,374
At June 30, 2023, securities and/or cash totaling $5,989,404 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	50	09/2023	USD	5,388,750	46,220	—
Russell 2000 Index E-mini	515	09/2023	USD	49,020,275	106,873	—
TOPIX Index	75	09/2023	JPY	1,716,000,000	491,488	—
U.S. Treasury Ultra Bond	82	09/2023	USD	11,169,938	100,463	—
Total					745,044	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(487)	09/2023	GBP	(36,727,105)	299,512	—
S&P 500 Index E-mini	(277)	09/2023	USD	(62,162,263)	—	(2,053,326)
Total					299,512	(2,053,326)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 40	Morgan Stanley	06/20/2028	1.000	Quarterly	0.658	USD	10,308,000	106,542	—	—	106,542	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	58,959,080	28,178,529	(30,419,664)	(5,956)	56,711,989	—	724	1,424,516	56,734,683
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	10,678,091	—	(746,412)	(735,696)	9,195,983	—	(72,934)	—	1,952,438
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	75,176,851	—	(1,582,037)	12,493,503	86,088,317	—	2,738,051	—	2,154,362
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	76,140,903	—	(1,908,689)	9,660,477	83,892,691	—	2,060,484	—	1,006,149
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	10,576,187	312,698	(97,576)	87,226	10,878,535	—	(29,000)	299,653	1,438,959
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	4,682,441	146,043	—	284,999	5,113,483	—	—	5,433	536,004
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	63,329,334	208,047	(832,848)	1,452,749	64,157,282	—	(144,792)	—	7,601,574
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	112,966,837	—	(3,669,011)	25,138,892	134,436,718	—	7,406,548	—	3,962,179
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	12,996,330	9,383	(6,762,524)	239,464	6,482,653	—	23,660	—	691,114
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	38,953,929	680,071	(1,627)	1,892,817	41,525,190	—	(316)	—	5,184,169
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	180,440,894	3,570,066	(9,260,423)	10,702,554	185,453,091	—	(400,802)	3,570,065	14,907,805
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	151,481,465	—	(4,376,087)	26,103,012	173,208,390	—	2,409,779	—	9,807,950
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	97,970,431	1,359,621	(470,717)	1,219,259	100,078,594	—	469,728	—	2,679,480
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	20,830,102	—	(1,507,722)	1,771,001	21,093,381	—	(139,346)	—	1,699,708
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	14,083,268	—	—	2,985,041	17,068,309	—	—	—	1,530,790
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	64,341,197	115,708	(1,396,138)	1,440,437	64,501,204	—	(212,325)	—	7,041,616
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	20,735,462	184,273	(306,470)	1,255,872	21,869,137	—	(86,156)	—	3,395,829
CTIVP® – MFS® Value Fund, Class 1 Shares
	109,578,874	748,734	(13,009,652)	(908,443)	96,409,513	—	3,274,187	—	2,655,909
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	71,616,704	14,751,739	(908,224)	19,101,635	104,561,854	—	871,398	—	2,363,514
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	91,657,482	13,792,995	(2,793,225)	17,090,649	119,747,901	—	3,737,216	—	2,323,848
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	108,270,745	836,965	(9,023,727)	(4,885,491)	95,198,492	—	7,160,778	—	2,925,584
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	37

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	43,167,075	24,486	(1,059,367)	1,144,057	43,276,251	—	(95,972)	—	4,638,398
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	21,585,681	—	(459,651)	(442,411)	20,683,619	—	1,233,833	—	474,504
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	18,230,784	3,334	(133,058)	2,649,222	20,750,282	—	314,890	—	500,489
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	81,576,193	—	(6,123,036)	3,056,642	78,509,799	—	(969,205)	—	8,135,730
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	137,084,228	6,765	(1,101,610)	17,767,458	153,756,841	—	1,531,971	—	4,507,676
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	141,504,410	2,419,479	(20,968,211)	17,650,688	140,606,366	—	(1,477,185)	2,064,625	14,289,265
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	84,556,118	2,654,310	—	10,696,332	97,906,760	—	—	447,670	8,649,007
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	97,462,527	2,527,326	(148,697)	9,540,985	109,382,141	—	(598)	2,278,279	11,382,117
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,824,382	254,445	(119,163)	1,579,847	20,539,511	—	51,613	—	698,148
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	14,815,005	1,349,082	—	611,611	16,775,698	—	—	—	493,984
Total	2,054,273,010			190,638,432	2,199,859,975	—	29,656,229	10,090,241

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Portfolio Navigator Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2023 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	9,195,983	9,195,983
Equity Funds	—	—	—	1,824,621,089	1,824,621,089
Fixed Income Funds	—	—	—	309,330,914	309,330,914
Residential Mortgage-Backed Securities - Agency	—	63,348,790	—	—	63,348,790
Money Market Funds	56,711,989	—	—	—	56,711,989
Total Investments in Securities	56,711,989	63,348,790	—	2,143,147,986	2,263,208,765
Investments in Derivatives
Asset
Futures Contracts	1,044,556	—	—	—	1,044,556
Swap Contracts	—	106,542	—	—	106,542
Liability
Futures Contracts	(2,053,326)	—	—	—	(2,053,326)
Total	55,703,219	63,455,332	—	2,143,147,986	2,262,306,537
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	39

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $18,189,245, $44,158,617, $416,515,430, respectively)	$18,123,956	$44,000,114	$415,020,384
Affiliated issuers (cost $1,005,123,020, $2,255,376,785, $13,401,468,556, respectively)	905,415,191	2,196,827,234	14,050,301,004
Cash	258,977	545,715	3,549,816
Margin deposits on:
Futures contracts	1,671,443	3,518,933	27,583,588
Swap contracts	—	—	1,436,397
Receivable for:
Investments sold	1,274,761	3,226,904	13,563,349
Capital shares sold	—	1,647	20,905
Dividends	296,431	416,218	3,354,307
Interest	34,841	84,584	797,816
Variation margin for futures contracts	266,089	428,010	2,501,780
Variation margin for swap contracts	—	—	67,593
Expense reimbursement due from Investment Manager	508	—	—
Prepaid expenses	8,263	14,395	65,313
Total assets	927,350,460	2,249,063,754	14,518,262,252
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	18,224,085	44,243,201	417,313,246
Capital shares redeemed	1,533,738	3,774,266	17,134,070
Variation margin for futures contracts	42,316	400,931	3,340,781
Management services fees	1,859	3,136	22,880
Distribution and/or service fees	6,190	14,994	95,493
Service fees	45,259	109,132	694,563
Compensation of board members	103,282	194,905	834,376
Compensation of chief compliance officer	90	214	1,324
Other expenses	25,295	37,918	141,927
Total liabilities	19,982,114	48,778,697	439,578,660
Net assets applicable to outstanding capital stock	$907,368,346	$2,200,285,057	$14,078,683,592
Represented by
Trust capital	$907,368,346	$2,200,285,057	$14,078,683,592
Total - representing net assets applicable to outstanding capital stock	$907,368,346	$2,200,285,057	$14,078,683,592
Class 1
Net assets	$1,825,271	$2,964,180	$53,812,555
Shares outstanding	121,853	169,007	2,606,320
Net asset value per share	$14.98	$17.54	$20.65
Class 2
Net assets	$520,934,057	$1,177,679,475	$7,506,186,693
Shares outstanding	35,168,929	67,837,773	367,034,047
Net asset value per share	$14.81	$17.36	$20.45
Class 4
Net assets	$384,609,018	$1,019,641,402	$6,518,684,344
Shares outstanding	25,974,532	58,623,969	318,334,073
Net asset value per share	$14.81	$17.39	$20.48
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Portfolio Navigator Funds | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
June 30, 2023 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $129,745,021, $63,576,997, respectively)	$129,279,312	$63,348,790
Affiliated issuers (cost $5,287,298,551, $1,844,929,684, respectively)	5,843,210,251	2,199,859,975
Cash	1,450,642	501,196
Margin deposits on:
Futures contracts	15,963,724	5,706,424
Swap contracts	—	282,980
Receivable for:
Investments sold	5,498,565	1,174,720
Capital shares sold	260,940	113,400
Dividends	1,385,478	240,262
Interest	248,521	121,777
Variation margin for futures contracts	1,020,023	309,950
Variation margin for swap contracts	—	13,316
Prepaid expenses	30,470	12,436
Total assets	5,998,347,926	2,271,685,226
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	129,993,540	63,698,773
Capital shares redeemed	7,210,148	1,789,316
Variation margin for futures contracts	1,956,141	1,110,720
Management services fees	9,710	2,387
Distribution and/or service fees	38,713	14,412
Service fees	288,285	107,929
Compensation of board members	424,325	159,593
Compensation of chief compliance officer	547	197
Other expenses	74,673	37,525
Total liabilities	139,996,082	66,920,852
Net assets applicable to outstanding capital stock	$5,858,351,844	$2,204,764,374
Represented by
Trust capital	$5,858,351,844	$2,204,764,374
Total - representing net assets applicable to outstanding capital stock	$5,858,351,844	$2,204,764,374
Class 1
Net assets	$168,844,807	$82,823,684
Shares outstanding	7,168,339	3,085,168
Net asset value per share	$23.55	$26.85
Class 2
Net assets	$3,076,178,580	$1,215,252,754
Shares outstanding	131,868,242	45,668,807
Net asset value per share	$23.33	$26.61
Class 4
Net assets	$2,613,328,457	$906,687,936
Shares outstanding	111,852,642	34,019,174
Net asset value per share	$23.36	$26.65
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	41

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$2,741,491	$6,805,095	$56,122,115
Interest	46,811	45,550	838,906
Total income	2,788,302	6,850,645	56,961,021
Expenses:
Management services fees	339,793	577,668	4,163,978
Distribution and/or service fees
Class 2	653,869	1,474,264	9,244,450
Class 4	492,905	1,290,704	8,122,502
Service fees	276,198	665,637	4,191,162
Compensation of board members	14,823	23,465	117,012
Custodian fees	7,409	8,384	10,587
Printing and postage fees	7,376	13,261	65,464
Accounting services fees	15,045	15,045	15,045
Legal fees	12,058	20,757	99,125
Interest on collateral	496	8,520	26,884
Compensation of chief compliance officer	89	213	1,356
Other	9,446	18,325	93,844
Total expenses	1,829,507	4,116,243	26,151,409
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(31,153)	—	—
Total net expenses	1,798,354	4,116,243	26,151,409
Net investment income	989,948	2,734,402	30,809,612
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(24,554)	(59,610)	(562,254)
Investments — affiliated issuers	3,627,036	16,611,345	135,101,972
Foreign currency translations	4,733	38,151	196,219
Futures contracts	(54,060)	(2,303,224)	(1,680,549)
Swap contracts	—	—	506,716
Net realized gain	3,553,155	14,286,662	133,562,104
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(65,289)	(158,503)	(1,495,046)
Investments — affiliated issuers	35,064,293	111,571,640	865,812,281
Futures contracts	556,478	1,051,332	10,511,250
Swap contracts	—	—	182,346
Net change in unrealized appreciation (depreciation)	35,555,482	112,464,469	875,010,831
Net realized and unrealized gain	39,108,637	126,751,131	1,008,572,935
Net increase in net assets resulting from operations	$40,098,585	$129,485,533	$1,039,382,547
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Portfolio Navigator Funds | Semiannual Report 2023

Statement of Operations  (continued)
Six Months Ended June 30, 2023 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$26,645,500	$10,090,241
Interest	565,743	198,348
Total income	27,211,243	10,288,589
Expenses:
Management services fees	1,781,012	437,448
Distribution and/or service fees
Class 2	3,798,990	1,464,073
Class 4	3,229,002	1,106,739
Service fees	1,735,183	640,179
Compensation of board members	52,095	22,765
Custodian fees	9,349	8,778
Printing and postage fees	37,238	30,088
Accounting services fees	15,045	15,045
Legal fees	44,524	20,083
Interest on collateral	9,616	4,651
Compensation of chief compliance officer	563	209
Other	40,736	16,897
Total expenses	10,753,353	3,766,955
Net investment income	16,457,890	6,521,634
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(175,142)	(85,810)
Investments — affiliated issuers	81,497,228	29,656,229
Foreign currency translations	49,996	26,705
Futures contracts	(4,605,933)	(4,220,441)
Swap contracts	—	99,827
Net realized gain	76,766,149	25,476,510
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(465,709)	(228,207)
Investments — affiliated issuers	416,048,968	190,638,432
Futures contracts	(640,009)	(380,546)
Swap contracts	—	35,923
Net change in unrealized appreciation (depreciation)	414,943,250	190,065,602
Net realized and unrealized gain	491,709,399	215,542,112
Net increase in net assets resulting from operations	$508,167,289	$222,063,746
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	43

Statement of Changes in Net Assets
	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$989,948	$13,414,607	$2,734,402	$27,488,703
Net realized gain (loss)	3,553,155	(4,391,025)	14,286,662	25,748,291
Net change in unrealized appreciation (depreciation)	35,555,482	(187,321,212)	112,464,469	(515,316,696)
Net increase (decrease) in net assets resulting from operations	40,098,585	(178,297,630)	129,485,533	(462,079,702)
Decrease in net assets from capital stock activity	(44,916,199)	(99,266,588)	(122,007,320)	(309,738,054)
Total increase (decrease) in net assets	(4,817,614)	(277,564,218)	7,478,213	(771,817,756)
Net assets at beginning of period	912,185,960	1,189,750,178	2,192,806,844	2,964,624,600
Net assets at end of period	$907,368,346	$912,185,960	$2,200,285,057	$2,192,806,844

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022		June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	59,281	877,788	21,587	322,755	58,891	1,013,516	55,666	952,632
Shares redeemed	(8,234)	(122,364)	(19,916)	(305,697)	(18,062)	(311,300)	(27,449)	(499,806)
Net increase	51,047	755,424	1,671	17,058	40,829	702,216	28,217	452,826
Class 2
Shares sold	1,400,651	20,522,138	2,588,535	38,492,489	470,567	8,035,699	639,858	11,030,218
Shares redeemed	(2,603,105)	(38,250,788)	(5,180,239)	(78,000,364)	(3,675,960)	(62,587,539)	(9,038,411)	(155,556,639)
Net decrease	(1,202,454)	(17,728,650)	(2,591,704)	(39,507,875)	(3,205,393)	(54,551,840)	(8,398,553)	(144,526,421)
Class 4
Shares sold	229,626	3,357,776	1,225,672	18,241,779	58,862	1,011,696	281,196	4,887,995
Shares redeemed	(2,134,013)	(31,300,749)	(5,199,441)	(78,017,550)	(4,055,850)	(69,169,392)	(9,846,393)	(170,552,454)
Net decrease	(1,904,387)	(27,942,973)	(3,973,769)	(59,775,771)	(3,996,988)	(68,157,696)	(9,565,197)	(165,664,459)
Total net decrease	(3,055,794)	(44,916,199)	(6,563,802)	(99,266,588)	(7,161,552)	(122,007,320)	(17,935,533)	(309,738,054)
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Portfolio Navigator Funds | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$30,809,612	$137,307,659	$16,457,890	$44,886,276
Net realized gain	133,562,104	353,936,786	76,766,149	204,822,051
Net change in unrealized appreciation (depreciation)	875,010,831	(3,395,567,782)	414,943,250	(1,550,897,550)
Net increase (decrease) in net assets resulting from operations	1,039,382,547	(2,904,323,337)	508,167,289	(1,301,189,223)
Decrease in net assets from capital stock activity	(623,445,114)	(1,241,616,318)	(302,111,166)	(654,720,827)
Total increase (decrease) in net assets	415,937,433	(4,145,939,655)	206,056,123	(1,955,910,050)
Net assets at beginning of period	13,662,746,159	17,808,685,814	5,652,295,721	7,608,205,771
Net assets at end of period	$14,078,683,592	$13,662,746,159	$5,858,351,844	$5,652,295,721

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022		June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	581,291	11,673,099	913,803	18,325,425	1,174,639	26,586,402	2,407,813	54,312,617
Shares redeemed	(10,650)	(213,152)	(68,869)	(1,395,947)	(44,727)	(1,027,249)	(42,186)	(950,388)
Net increase	570,641	11,459,947	844,934	16,929,478	1,129,912	25,559,153	2,365,627	53,362,229
Class 2
Shares sold	517,729	10,326,641	2,204,404	44,612,678	250,644	5,598,138	600,034	13,351,960
Shares redeemed	(13,540,151)	(268,814,406)	(24,335,121)	(480,729,416)	(8,183,779)	(183,556,255)	(18,983,519)	(430,008,569)
Net decrease	(13,022,422)	(258,487,765)	(22,130,717)	(436,116,738)	(7,933,135)	(177,958,117)	(18,383,485)	(416,656,609)
Class 4
Shares sold	147,323	2,944,949	310,481	6,305,002	49,834	1,133,522	236,171	5,375,082
Shares redeemed	(19,086,775)	(379,362,245)	(41,516,352)	(828,734,060)	(6,716,427)	(150,845,724)	(13,177,066)	(296,801,529)
Net decrease	(18,939,452)	(376,417,296)	(41,205,871)	(822,429,058)	(6,666,593)	(149,712,202)	(12,940,895)	(291,426,447)
Total net decrease	(31,391,233)	(623,445,114)	(62,491,654)	(1,241,616,318)	(13,469,816)	(302,111,166)	(28,958,753)	(654,720,827)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	45

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$6,521,634	$11,451,933
Net realized gain	25,476,510	95,696,750
Net change in unrealized appreciation (depreciation)	190,065,602	(581,197,289)
Net increase (decrease) in net assets resulting from operations	222,063,746	(474,048,606)
Decrease in net assets from capital stock activity	(77,488,765)	(105,236,347)
Total increase (decrease) in net assets	144,574,981	(579,284,953)
Net assets at beginning of period	2,060,189,393	2,639,474,346
Net assets at end of period	$2,204,764,374	$2,060,189,393

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	515,195	13,177,330	1,187,614	30,099,960
Shares redeemed	(20,875)	(528,450)	(74,694)	(1,854,320)
Net increase	494,320	12,648,880	1,112,920	28,245,640
Class 2
Shares sold	480,859	12,217,090	1,560,147	39,118,606
Shares redeemed	(2,154,174)	(54,386,255)	(4,012,579)	(101,602,817)
Net decrease	(1,673,315)	(42,169,165)	(2,452,432)	(62,484,211)
Class 4
Shares sold	171,539	4,331,046	259,046	6,519,754
Shares redeemed	(2,057,223)	(52,299,526)	(3,068,586)	(77,517,530)
Net decrease	(1,885,684)	(47,968,480)	(2,809,540)	(70,997,776)
Total net decrease	(3,064,679)	(77,488,765)	(4,149,052)	(105,236,347)
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Portfolio Navigator Funds | Semiannual Report 2023

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Portfolio Navigator Funds | Semiannual Report 2023	47

Financial Highlights
Variable Portfolio – Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$14.33	0.04	0.61	0.65
Year Ended 12/31/2022	$16.91	0.23	(2.81)	(2.58)
Year Ended 12/31/2021	$16.41	0.28	0.22	0.50
Year Ended 12/31/2020	$14.98	0.15	1.28	1.43
Year Ended 12/31/2019(d)	$13.95	0.13	0.90	1.03
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$14.18	0.02	0.61	0.63
Year Ended 12/31/2022	$16.79	0.20	(2.81)	(2.61)
Year Ended 12/31/2021	$16.33	0.20	0.26	0.46
Year Ended 12/31/2020	$14.94	0.23	1.16	1.39
Year Ended 12/31/2019	$13.49	0.27	1.18	1.45
Year Ended 12/31/2018	$13.90	0.22	(0.63)	(0.41)
Class 4
Six Months Ended 6/30/2023 (Unaudited)	$14.18	0.02	0.61	0.63
Year Ended 12/31/2022	$16.78	0.20	(2.80)	(2.60)
Year Ended 12/31/2021	$16.32	0.20	0.26	0.46
Year Ended 12/31/2020	$14.94	0.23	1.15	1.38
Year Ended 12/31/2019	$13.49	0.28	1.17	1.45
Year Ended 12/31/2018	$13.89	0.22	(0.62)	(0.40)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Portfolio Navigator Funds | Semiannual Report 2023

Financial Highlights  (continued)
Variable Portfolio – Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$14.98	4.54%	0.15%(c)	0.14%(c)	0.49%	13%	$1,825
Year Ended 12/31/2022	$14.33	(15.26%)	0.14%(c)	0.14%(c)	1.51%	10%	$1,014
Year Ended 12/31/2021	$16.91	3.05%	0.12%(c)	0.12%(c)	1.70%	22%	$1,169
Year Ended 12/31/2020	$16.41	9.55%	0.12%(c)	0.12%(c)	1.00%	25%	$311
Year Ended 12/31/2019(d)	$14.98	7.38%	0.13%	0.13%	1.10%	18%	$173
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$14.81	4.44%	0.40%(c)	0.39%(c)	0.22%	13%	$520,934
Year Ended 12/31/2022	$14.18	(15.55%)	0.39%(c)	0.39%(c)	1.34%	10%	$515,883
Year Ended 12/31/2021	$16.79	2.82%	0.37%(c)	0.37%(c)	1.22%	22%	$654,063
Year Ended 12/31/2020	$16.33	9.30%	0.37%(c)	0.37%(c)	1.51%	25%	$746,628
Year Ended 12/31/2019	$14.94	10.75%	0.38%	0.38%	1.90%	18%	$520,608
Year Ended 12/31/2018	$13.49	(2.95%)	0.37%	0.37%	1.61%	18%	$450,440
Class 4
Six Months Ended 6/30/2023 (Unaudited)	$14.81	4.44%	0.40%(c)	0.39%(c)	0.21%	13%	$384,609
Year Ended 12/31/2022	$14.18	(15.49%)	0.39%(c)	0.39%(c)	1.33%	10%	$395,289
Year Ended 12/31/2021	$16.78	2.82%	0.37%(c)	0.37%(c)	1.21%	22%	$534,518
Year Ended 12/31/2020	$16.32	9.24%	0.37%(c)	0.37%(c)	1.48%	25%	$640,874
Year Ended 12/31/2019	$14.94	10.75%	0.38%	0.38%	1.94%	18%	$562,599
Year Ended 12/31/2018	$13.49	(2.88%)	0.37%	0.37%	1.60%	18%	$570,600
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	49

Financial Highlights
Variable Portfolio – Moderately Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$16.52	0.04	0.98	1.02
Year Ended 12/31/2022	$19.65	0.23	(3.36)	(3.13)
Year Ended 12/31/2021	$18.54	0.26	0.85	1.11
Year Ended 12/31/2020	$16.66	0.29	1.59	1.88
Year Ended 12/31/2019(d)	$15.35	0.26	1.05	1.31
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$16.38	0.02	0.96	0.98
Year Ended 12/31/2022	$19.52	0.19	(3.33)	(3.14)
Year Ended 12/31/2021	$18.46	0.19	0.87	1.06
Year Ended 12/31/2020	$16.63	0.21	1.62	1.83
Year Ended 12/31/2019	$14.65	0.24	1.74	1.98
Year Ended 12/31/2018	$15.28	0.20	(0.83)	(0.63)
Class 4
Six Months Ended 6/30/2023 (Unaudited)	$16.41	0.02	0.96	0.98
Year Ended 12/31/2022	$19.56	0.19	(3.34)	(3.15)
Year Ended 12/31/2021	$18.49	0.19	0.88	1.07
Year Ended 12/31/2020	$16.66	0.21	1.62	1.83
Year Ended 12/31/2019	$14.68	0.25	1.73	1.98
Year Ended 12/31/2018	$15.30	0.20	(0.82)	(0.62)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Portfolio Navigator Funds | Semiannual Report 2023

Financial Highlights  (continued)
Variable Portfolio – Moderately Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$17.54	6.17%	0.12%(c)	0.12%(c)	0.52%	11%	$2,964
Year Ended 12/31/2022	$16.52	(15.93%)	0.12%(c)	0.12%(c)	1.36%	7%	$2,118
Year Ended 12/31/2021	$19.65	5.99%	0.12%(c)	0.12%(c)	1.33%	18%	$1,964
Year Ended 12/31/2020	$18.54	11.28%	0.13%(c)	0.12%(c)	1.70%	23%	$1,353
Year Ended 12/31/2019(d)	$16.66	8.53%	0.12%	0.11%	1.91%	12%	$156
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$17.36	5.98%	0.37%(c)	0.37%(c)	0.25%	11%	$1,177,679
Year Ended 12/31/2022	$16.38	(16.09%)	0.37%(c)	0.37%(c)	1.12%	7%	$1,163,336
Year Ended 12/31/2021	$19.52	5.74%	0.37%(c)	0.37%(c)	0.99%	18%	$1,550,825
Year Ended 12/31/2020	$18.46	11.00%	0.37%(c)	0.37%(c)	1.26%	23%	$1,605,788
Year Ended 12/31/2019	$16.63	13.51%	0.37%	0.36%	1.54%	12%	$1,463,901
Year Ended 12/31/2018	$14.65	(4.12%)	0.36%	0.36%	1.31%	10%	$1,311,637
Class 4
Six Months Ended 6/30/2023 (Unaudited)	$17.39	5.97%	0.37%(c)	0.37%(c)	0.25%	11%	$1,019,641
Year Ended 12/31/2022	$16.41	(16.10%)	0.37%(c)	0.37%(c)	1.11%	7%	$1,027,353
Year Ended 12/31/2021	$19.56	5.79%	0.37%(c)	0.37%(c)	0.99%	18%	$1,411,835
Year Ended 12/31/2020	$18.49	10.98%	0.37%(c)	0.37%(c)	1.25%	23%	$1,537,438
Year Ended 12/31/2019	$16.66	13.49%	0.37%	0.36%	1.55%	12%	$1,562,773
Year Ended 12/31/2018	$14.68	(4.05%)	0.36%	0.36%	1.31%	10%	$1,578,450
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	51

Financial Highlights
Variable Portfolio – Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$19.14	0.07	1.44	1.51
Year Ended 12/31/2022	$22.90	0.24	(4.00)	(3.76)
Year Ended 12/31/2021	$20.95	0.25	1.70	1.95
Year Ended 12/31/2020	$18.52	0.25	2.18	2.43
Year Ended 12/31/2019(d)	$16.92	0.21	1.39	1.60
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$18.98	0.04	1.43	1.47
Year Ended 12/31/2022	$22.76	0.18	(3.96)	(3.78)
Year Ended 12/31/2021	$20.88	0.19	1.69	1.88
Year Ended 12/31/2020	$18.50	0.19	2.19	2.38
Year Ended 12/31/2019	$15.93	0.22	2.35	2.57
Year Ended 12/31/2018	$16.87	0.18	(1.12)	(0.94)
Class 4
Six Months Ended 6/30/2023 (Unaudited)	$19.01	0.04	1.43	1.47
Year Ended 12/31/2022	$22.79	0.18	(3.96)	(3.78)
Year Ended 12/31/2021	$20.90	0.19	1.70	1.89
Year Ended 12/31/2020	$18.53	0.19	2.18	2.37
Year Ended 12/31/2019	$15.95	0.22	2.36	2.58
Year Ended 12/31/2018	$16.89	0.18	(1.12)	(0.94)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Portfolio Navigator Funds | Semiannual Report 2023

Financial Highlights  (continued)
Variable Portfolio – Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$20.65	7.89%	0.13%(c)	0.13%(c)	0.69%	17%	$53,813
Year Ended 12/31/2022	$19.14	(16.42%)	0.14%(c)	0.14%(c)	1.20%	12%	$38,961
Year Ended 12/31/2021	$22.90	9.31%	0.12%(c)	0.12%(c)	1.10%	21%	$27,263
Year Ended 12/31/2020	$20.95	13.12%	0.12%(c)	0.12%(c)	1.34%	20%	$9,478
Year Ended 12/31/2019(d)	$18.52	9.46%	0.10%	0.10%	1.38%	9%	$3,412
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$20.45	7.74%	0.38%(c)	0.38%(c)	0.44%	17%	$7,506,187
Year Ended 12/31/2022	$18.98	(16.61%)	0.39%(c)	0.39%(c)	0.92%	12%	$7,213,761
Year Ended 12/31/2021	$22.76	9.00%	0.37%(c)	0.37%(c)	0.85%	21%	$9,154,944
Year Ended 12/31/2020	$20.88	12.86%	0.36%(c)	0.36%(c)	1.02%	20%	$8,700,781
Year Ended 12/31/2019	$18.50	16.13%	0.35%	0.35%	1.23%	9%	$8,144,403
Year Ended 12/31/2018	$15.93	(5.57%)	0.35%	0.35%	1.05%	10%	$7,293,208
Class 4
Six Months Ended 6/30/2023 (Unaudited)	$20.48	7.73%	0.38%(c)	0.38%(c)	0.44%	17%	$6,518,684
Year Ended 12/31/2022	$19.01	(16.59%)	0.39%(c)	0.39%(c)	0.91%	12%	$6,410,024
Year Ended 12/31/2021	$22.79	9.04%	0.37%(c)	0.37%(c)	0.85%	21%	$8,626,480
Year Ended 12/31/2020	$20.90	12.79%	0.36%(c)	0.36%(c)	1.01%	20%	$8,888,631
Year Ended 12/31/2019	$18.53	16.18%	0.35%	0.35%	1.23%	9%	$9,035,588
Year Ended 12/31/2018	$15.95	(5.56%)	0.35%	0.35%	1.05%	10%	$9,032,721
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	53

Financial Highlights
Variable Portfolio – Moderately Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$21.54	0.09	1.92	2.01
Year Ended 12/31/2022	$26.07	0.22	(4.75)	(4.53)
Year Ended 12/31/2021	$23.15	0.20	2.72	2.92
Year Ended 12/31/2020	$20.26	0.18	2.71	2.89
Year Ended 12/31/2019(d)	$18.37	0.18	1.71	1.89
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$21.36	0.06	1.91	1.97
Year Ended 12/31/2022	$25.92	0.16	(4.72)	(4.56)
Year Ended 12/31/2021	$23.08	0.15	2.69	2.84
Year Ended 12/31/2020	$20.24	0.12	2.72	2.84
Year Ended 12/31/2019	$17.05	0.18	3.01	3.19
Year Ended 12/31/2018	$18.34	0.15	(1.44)	(1.29)
Class 4
Six Months Ended 6/30/2023 (Unaudited)	$21.40	0.06	1.90	1.96
Year Ended 12/31/2022	$25.96	0.16	(4.72)	(4.56)
Year Ended 12/31/2021	$23.11	0.15	2.70	2.85
Year Ended 12/31/2020	$20.27	0.12	2.72	2.84
Year Ended 12/31/2019	$17.07	0.18	3.02	3.20
Year Ended 12/31/2018	$18.37	0.15	(1.45)	(1.30)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Class 1 shares are based on operations from February 20, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Portfolio Navigator Funds | Semiannual Report 2023

Financial Highlights  (continued)
Variable Portfolio – Moderately Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$23.55	9.33%	0.13%(c)	0.13%(c)	0.81%	13%	$168,845
Year Ended 12/31/2022	$21.54	(17.38%)	0.13%(c)	0.13%(c)	0.98%	9%	$130,084
Year Ended 12/31/2021	$26.07	12.61%	0.13%(c)	0.13%(c)	0.81%	20%	$95,758
Year Ended 12/31/2020	$23.15	14.26%	0.14%(c)	0.14%(c)	0.89%	21%	$37,600
Year Ended 12/31/2019(d)	$20.26	10.29%	0.12%	0.12%	1.11%	10%	$9,932
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$23.33	9.22%	0.38%(c)	0.38%(c)	0.56%	13%	$3,076,179
Year Ended 12/31/2022	$21.36	(17.59%)	0.38%(c)	0.38%(c)	0.71%	9%	$2,986,446
Year Ended 12/31/2021	$25.92	12.31%	0.38%(c)	0.38%(c)	0.59%	20%	$4,099,901
Year Ended 12/31/2020	$23.08	14.03%	0.39%(c)	0.39%(c)	0.61%	21%	$4,203,023
Year Ended 12/31/2019	$20.24	18.71%	0.37%	0.37%	0.97%	10%	$4,208,417
Year Ended 12/31/2018	$17.05	(7.03%)	0.36%	0.36%	0.80%	10%	$4,016,103
Class 4
Six Months Ended 6/30/2023 (Unaudited)	$23.36	9.16%	0.38%(c)	0.38%(c)	0.56%	13%	$2,613,328
Year Ended 12/31/2022	$21.40	(17.57%)	0.38%(c)	0.38%(c)	0.71%	9%	$2,535,765
Year Ended 12/31/2021	$25.96	12.33%	0.38%(c)	0.38%(c)	0.59%	20%	$3,412,547
Year Ended 12/31/2020	$23.11	14.01%	0.39%(c)	0.39%(c)	0.60%	21%	$3,420,498
Year Ended 12/31/2019	$20.27	18.75%	0.37%	0.37%	0.97%	10%	$3,546,614
Year Ended 12/31/2018	$17.07	(7.08%)	0.36%	0.36%	0.80%	10%	$3,625,919
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	55

Financial Highlights
Variable Portfolio – Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$24.16	0.11	2.58	2.69
Year Ended 12/31/2022	$29.46	0.19	(5.49)	(5.30)
Year Ended 12/31/2021	$25.39	0.16	3.91	4.07
Year Ended 12/31/2020	$22.02	0.13	3.24	3.37
Year Ended 12/31/2019(d)	$19.79	0.14	2.09	2.23
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$23.98	0.08	2.55	2.63
Year Ended 12/31/2022	$29.31	0.13	(5.46)	(5.33)
Year Ended 12/31/2021	$25.32	0.11	3.88	3.99
Year Ended 12/31/2020	$22.02	0.07	3.23	3.30
Year Ended 12/31/2019	$18.11	0.13	3.78	3.91
Year Ended 12/31/2018	$19.81	0.11	(1.81)	(1.70)
Class 4
Six Months Ended 6/30/2023 (Unaudited)	$24.02	0.08	2.55	2.63
Year Ended 12/31/2022	$29.36	0.13	(5.47)	(5.34)
Year Ended 12/31/2021	$25.36	0.11	3.89	4.00
Year Ended 12/31/2020	$22.06	0.07	3.23	3.30
Year Ended 12/31/2019	$18.13	0.13	3.80	3.93
Year Ended 12/31/2018	$19.84	0.11	(1.82)	(1.71)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Portfolio Navigator Funds | Semiannual Report 2023

Financial Highlights  (continued)
Variable Portfolio – Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$26.85	11.13%	0.11%(c)	0.11%(c)	0.85%	17%	$82,824
Year Ended 12/31/2022	$24.16	(17.99%)	0.12%(c)	0.12%(c)	0.76%	9%	$62,600
Year Ended 12/31/2021	$29.46	16.03%	0.13%(c)	0.13%(c)	0.58%	22%	$43,538
Year Ended 12/31/2020	$25.39	15.30%	0.13%(c)	0.13%(c)	0.58%	21%	$14,487
Year Ended 12/31/2019(d)	$22.02	11.27%	0.11%	0.11%	0.78%	14%	$4,083
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$26.61	10.97%	0.36%(c)	0.36%(c)	0.60%	17%	$1,215,253
Year Ended 12/31/2022	$23.98	(18.19%)	0.37%(c)	0.37%(c)	0.51%	9%	$1,135,243
Year Ended 12/31/2021	$29.31	15.76%	0.38%(c)	0.38%(c)	0.40%	22%	$1,459,446
Year Ended 12/31/2020	$25.32	14.99%	0.37%(c)	0.37%(c)	0.32%	21%	$1,429,508
Year Ended 12/31/2019	$22.02	21.59%	0.36%	0.36%	0.64%	14%	$1,403,662
Year Ended 12/31/2018	$18.11	(8.58%)	0.36%	0.36%	0.53%	10%	$1,301,923
Class 4
Six Months Ended 6/30/2023 (Unaudited)	$26.65	10.95%	0.36%(c)	0.36%(c)	0.61%	17%	$906,688
Year Ended 12/31/2022	$24.02	(18.19%)	0.37%(c)	0.37%(c)	0.51%	9%	$862,346
Year Ended 12/31/2021	$29.36	15.77%	0.38%(c)	0.38%(c)	0.40%	22%	$1,136,491
Year Ended 12/31/2020	$25.36	14.96%	0.37%(c)	0.37%(c)	0.31%	21%	$1,095,527
Year Ended 12/31/2019	$22.06	21.68%	0.36%	0.36%	0.64%	14%	$1,112,840
Year Ended 12/31/2018	$18.13	(8.62%)	0.36%	0.36%	0.53%	10%	$1,079,305
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2023	57

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio. Each Fund currently operates as a diversified fund.
Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 4 shares. Class 1 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Class 2 shares are offered to Contracts issued by affiliated life insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (Participating Insurance Companies). Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by Participating Insurance Companies. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
58	Portfolio Navigator Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Each Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer
Portfolio Navigator Funds | Semiannual Report 2023	59

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a clearing broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
60	Portfolio Navigator Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To increase or decrease its credit exposure to an index	Variable Portfolio — Moderate Portfolio Variable Portfolio — Aggressive Portfolio
To manage credit risk exposure	Variable Portfolio — Moderate Portfolio Variable Portfolio — Aggressive Portfolio
These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Portfolio Navigator Funds | Semiannual Report 2023	61

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Variable Portfolio – Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	361,033*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	63,708*
Total		424,741

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	390,630*

62	Portfolio Navigator Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(88,811)
Interest rate risk	34,751
Total	(54,060)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	755,225
Interest rate risk	(198,747)
Total	556,478
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	40,935,545
Futures contracts — short	3,906,809

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Variable Portfolio – Moderately Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	363,783*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	234,004*
Total		597,787

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	488,596*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
Portfolio Navigator Funds | Semiannual Report 2023	63

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(2,164,483)
Interest rate risk	(138,741)
Total	(2,303,224)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	662,192
Interest rate risk	389,140
Total	1,051,332
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	58,417,568
Futures contracts — short	45,599,627

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Variable Portfolio – Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	540,804*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	4,656,893*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	852,066*
Total		6,049,763

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	5,326,011*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
64	Portfolio Navigator Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	(5)	506,716	506,711
Equity risk	(225,325)	—	(225,325)
Interest rate risk	(1,455,219)	—	(1,455,219)
Total	(1,680,549)	506,716	(1,173,833)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	182,346	182,346
Equity risk	7,575,533	—	7,575,533
Interest rate risk	2,935,717	—	2,935,717
Total	10,511,250	182,346	10,693,596
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	427,351,616
Futures contracts — short	315,728,688
Credit default swap contracts — sell protection	52,323,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Variable Portfolio – Moderately Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	2,294,776*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	245,031*
Total		2,539,807

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	3,465,444*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	3,270,189*
Total		6,735,633

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
Portfolio Navigator Funds | Semiannual Report 2023	65

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(4,881,726)
Interest rate risk	275,793
Total	(4,605,933)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,243,527
Interest rate risk	(1,883,536)
Total	(640,009)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	355,877,830
Futures contracts — short	177,970,071

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Variable Portfolio – Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	106,542*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	944,093*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	100,463*
Total		1,151,098

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	2,053,326*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
66	Portfolio Navigator Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	99,827	99,827
Equity risk	(4,072,738)	—	(4,072,738)
Interest rate risk	(147,703)	—	(147,703)
Total	(4,220,441)	99,827	(4,120,614)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	35,923	35,923
Equity risk	(733,798)	—	(733,798)
Interest rate risk	353,252	—	353,252
Total	(380,546)	35,923	(344,623)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	67,870,571
Futures contracts — short	95,925,792
Credit default swap contracts — sell protection	10,308,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Portfolio Navigator Funds | Semiannual Report 2023	67

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
Variable Portfolio – Moderate Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	67,953
Total financial and derivative net assets	67,953
Total collateral received (pledged) (b)	-
Net amount (c)	67,953

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Variable Portfolio – Aggressive Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	13,316
Total financial and derivative net assets	13,316
Total collateral received (pledged) (b)	-
Net amount (c)	13,316

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
68	Portfolio Navigator Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Federal income tax status
Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee (or investment advisory fee, as applicable) to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay a management fee to the Investment Manager, third party funds, derivatives and individual securities.
Portfolio Navigator Funds | Semiannual Report 2023	69

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended June 30, 2023 were as follows:
Effective management services fee rate (%)
Variable Portfolio – Conservative Portfolio	0.07
Variable Portfolio – Moderately Conservative Portfolio	0.05
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.04
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2023, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.06
70	Portfolio Navigator Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares. The Funds pay no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024			Prior to May 1, 2023
	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Conservative Portfolio	0.13	0.38	0.38	0.18	0.43	0.43
Variable Portfolio - Moderately Conservative Portfolio	0.13	0.38	0.38	0.20	0.45	0.45
Variable Portfolio - Moderately Aggressive Portfolio	0.14	0.39	0.39	0.18	0.43	0.43
Variable Portfolio - Aggressive Portfolio	0.14	0.39	0.39	0.18	0.43	0.43

	Contractual expense cap July 1, 2023 through April 30, 2024			Voluntary expense cap May 1, 2023 through June 30, 2023			Contractual expense cap prior to May 1, 2023
	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Moderate Portfolio	0.19	0.44	0.44	0.19	0.44	0.44	0.19	0.44	0.44
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Portfolio Navigator Funds | Semiannual Report 2023	71

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Note 4. Portfolio information
For the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)	Purchases of U.S. Government securities ($)	Proceeds from sales of U.S. Government securities ($)
Variable Portfolio – Conservative Portfolio	109,532,810	136,944,708	91,396,027	73,182,229
Variable Portfolio – Moderately Conservative Portfolio	239,225,202	316,641,559	221,885,095	177,666,868
Variable Portfolio – Moderate Portfolio	2,243,589,422	2,438,221,428	2,092,877,255	1,675,799,571
Variable Portfolio – Moderately Aggressive Portfolio	731,593,752	895,508,921	651,933,593	522,013,431
Variable Portfolio – Aggressive Portfolio	365,412,755	374,215,785	319,457,185	255,794,377
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective
72	Portfolio Navigator Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
No Fund had borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, the Investment Manager and affiliates owned 100% of Class 1, Class 2 and Class 4 shares for each Fund. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly
Portfolio Navigator Funds | Semiannual Report 2023	73

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
74	Portfolio Navigator Funds | Semiannual Report 2023

Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Funds’ Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	each Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in each Fund may be subject.
Portfolio Navigator Funds | Semiannual Report 2023	75

Approval of Management Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Aggressive Portfolio, Variable Portfolio - Conservative Portfolio, Variable Portfolio - Moderate Portfolio, Variable Portfolio - Moderately Aggressive Portfolio, and Variable Portfolio - Moderately Conservative Portfolio (the Funds). Under management agreements (the Management Agreements), the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreements.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Management Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•	Terms of the Management Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•	Descriptions of various services performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
76	Portfolio Navigator Funds | Semiannual Report 2023

Approval of Management Agreements  (continued)
(Unaudited)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Management Agreements.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreements, the Board also took into account the organization and strength of the Funds’ and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreements, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of each of the Management Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks and (iii) the net assets of the Funds.
With respect to Variable Portfolio - Aggressive Portfolio, the Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
With respect to Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderate Portfolio, Variable Portfolio – Moderately Conservative Portfolio, and Variable Portfolio – Moderately Aggressive Portfolio, the Board observed that Fund performance was within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
Portfolio Navigator Funds | Semiannual Report 2023	77

Approval of Management Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each of the Management Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Columbia Funds family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each of the Management Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of each of the Management Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, and whether those economies of scale were shared with the Funds through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as each Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as each Fund’s assets exceed various breakpoints, all of which have not been surpassed. The Board observed that each of the Management Agreements provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as the Funds’ assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
78	Portfolio Navigator Funds | Semiannual Report 2023

Approval of Management Agreements  (continued)
(Unaudited)
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of each of the Management Agreements. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Management Agreements.
Portfolio Navigator Funds | Semiannual Report 2023	79

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, are available oncolumbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
80	Portfolio Navigator Funds | Semiannual Report 2023

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Portfolio Navigator Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, and/or summary prospectuses which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7041_12_B01_(08/23)

Semiannual Report
June 30, 2023 (Unaudited)
Variable Portfolio – Managed Volatility Moderate Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Managed Volatility Moderate Growth Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2014
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since February 2023
Average annual total returns (%) (for the period ended June 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	7.03	5.86	3.13	4.37
Class 2	04/19/12	6.89	5.57	2.90	4.25
Blended Benchmark		8.35	8.88	5.35	6.08
Bloomberg U.S. Aggregate Bond Index		2.09	-0.94	0.77	1.52
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share class, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net).
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2023)
Allocations to Underlying Funds
Equity Funds	46.6
International	12.8
U.S. Large Cap	27.8
U.S. Mid Cap	2.2
U.S. Small Cap	3.8
Exchange-Traded Fixed Income Funds	1.9
Investment Grade	1.9
Fixed Income Funds	24.1
Investment Grade	24.1
Allocations to Tactical Assets
Corporate Bonds & Notes	0.3
Money Market Funds(a)	20.4
Put Option Contracts Purchased	0.4
Residential Mortgage-Backed Securities - Agency	6.3
U.S. Treasury Obligations	0.0(b)
Total	100.0

(a)	Includes investments in Money Market Funds, including investing for the purpose of covering obligations relating to the Fund’s investment in derivatives. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and the derivative instruments discussion in Note 2 to the Notes to Financial Statements.
(b)	Rounds to zero.
Percentages indicated are based upon total investments including option contracts purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,070.30	1,023.73	1.24	1.21	0.24	3.77	3.68	0.73
Class 2	1,000.00	1,000.00	1,068.90	1,022.49	2.53	2.47	0.49	5.05	4.94	0.98
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	5

Portfolio of Investments
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems PLC(a)
02/15/2031	1.900%	670,000	538,084
Boeing Co. (The)
05/01/2034	3.600%	157,000	133,714
08/01/2059	3.950%	773,000	570,949
05/01/2060	5.930%	155,000	153,437
Lockheed Martin Corp.
02/15/2055	5.200%	186,000	192,010
Northrop Grumman Corp.
06/01/2043	4.750%	65,000	60,812
10/15/2047	4.030%	295,000	253,073
03/15/2053	4.950%	242,000	236,031
United Technologies Corp.
06/01/2036	6.050%	18,000	19,318
07/15/2038	6.125%	380,000	409,404
11/01/2046	3.750%	550,000	443,375
Total			3,010,207
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	145,000	125,078
Banking 0.1%
Bank of America Corp.(b)
07/23/2031	1.898%	310,000	246,781
10/24/2031	1.922%	300,000	237,588
02/04/2033	2.972%	1,271,000	1,058,192
Subordinated
09/21/2036	2.482%	257,000	196,266
Citigroup, Inc.(b)
06/03/2031	2.572%	554,000	461,986
01/25/2033	3.057%	346,000	288,603
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	856,000	684,674
HSBC Holdings PLC(b)
05/24/2032	2.804%	337,000	272,783
11/22/2032	2.871%	538,000	434,635
Subordinated
06/20/2034	6.547%	95,000	94,618
JPMorgan Chase & Co.(b)
04/22/2032	2.580%	115,000	95,488
11/08/2032	2.545%	70,000	57,287
11/15/2048	3.964%	573,000	468,747
Morgan Stanley(b)
07/21/2032	2.239%	220,000	174,869
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2036	2.484%	505,000	382,235
US Bancorp(b)
06/12/2034	5.836%	186,000	187,169
Wells Fargo & Co.(b)
04/25/2053	4.611%	1,206,000	1,057,932
Total			6,399,853
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	940,000	776,809
12/01/2061	4.400%	209,000	140,583
06/30/2062	3.950%	458,000	282,213
Comcast Corp.
11/01/2056	2.937%	575,000	374,564
05/15/2064	5.500%	105,000	106,402
NBCUniversal Media LLC
01/15/2043	4.450%	436,000	391,118
Total			2,071,689
Chemicals 0.0%
LYB International Finance III LLC
04/01/2051	3.625%	155,000	107,563
Construction Machinery 0.0%
Caterpillar, Inc.
09/19/2049	3.250%	135,000	106,183
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	164,674
Total			270,857
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2050	3.577%	467,000	345,014
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	652,000	469,964
05/15/2052	5.250%	170,000	161,558
AES Corp. (The)
01/15/2031	2.450%	220,000	177,960
Berkshire Hathaway Energy Co.
05/01/2053	4.600%	300,000	257,125
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	152,807
Dominion Energy, Inc.
08/15/2052	4.850%	40,000	35,681
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	217,204
Duke Energy Corp.
08/15/2052	5.000%	1,060,000	970,124
Duke Energy Ohio, Inc.
04/01/2053	5.650%	98,000	100,886
Emera US Finance LP
06/15/2046	4.750%	354,000	287,137
Eversource Energy
08/15/2030	1.650%	342,000	271,823
Exelon Corp.
03/15/2052	4.100%	418,000	337,720
03/15/2053	5.600%	300,000	302,632
FirstEnergy Corp.
03/01/2050	3.400%	178,000	122,643
Georgia Power Co.
03/15/2042	4.300%	497,000	428,546
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	116,000	95,574
Northern States Power Co.
05/15/2044	4.125%	115,000	98,286
Pacific Gas and Electric Co.
07/01/2050	4.950%	715,000	562,600
PacifiCorp
05/15/2054	5.500%	75,000	70,369
Xcel Energy, Inc.
06/01/2032	4.600%	155,000	146,689
12/01/2049	3.500%	300,000	217,684
Total			5,485,012
Environmental 0.0%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	280,000	248,990
Food and Beverage 0.0%
Bacardi Ltd.(a)
05/15/2038	5.150%	536,000	504,027
05/15/2048	5.300%	130,000	122,258
Constellation Brands, Inc.
05/01/2033	4.900%	979,000	961,266
Mars, Inc.(a)
04/20/2033	4.750%	665,000	659,169
Total			2,246,720
Health Care 0.0%
Cigna Corp.
03/15/2050	3.400%	420,000	306,886
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
07/20/2045	5.125%	776,000	717,090
HCA, Inc.(a)
03/15/2052	4.625%	566,000	464,767
Total			1,488,743
Healthcare Insurance 0.0%
Aetna, Inc.
11/15/2042	4.125%	200,000	164,681
08/15/2047	3.875%	109,000	85,064
Anthem, Inc.
08/15/2044	4.650%	135,000	121,156
Centene Corp.
02/15/2030	3.375%	185,000	159,075
03/01/2031	2.500%	580,000	462,485
UnitedHealth Group, Inc.
02/15/2063	6.050%	610,000	689,553
04/15/2063	5.200%	311,000	310,232
Total			1,992,246
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	106,875
Integrated Energy 0.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	85,000	58,780
Cenovus Energy, Inc.
02/15/2052	3.750%	321,000	227,887
Total Capital International SA
06/29/2060	3.386%	80,000	58,695
Total			345,362
Life Insurance 0.0%
Five Corners Funding Trust IV(a)
02/15/2053	5.997%	370,000	376,405
MetLife, Inc.
07/15/2052	5.000%	239,000	225,373
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	270,000	205,793
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	534,000	376,872
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	340,000	307,405
05/15/2050	3.300%	220,000	151,850

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Financial, Inc.
06/15/2046	4.800%	84,000	69,237
Total			1,712,935
Media and Entertainment 0.0%
Meta Platforms, Inc.
05/15/2053	5.600%	80,000	82,148
05/15/2063	5.750%	285,000	294,659
Viacom, Inc.
03/15/2043	4.375%	165,000	116,648
Warnermedia Holdings, Inc.
03/15/2062	5.391%	947,000	769,683
Total			1,263,138
Midstream 0.0%
Enterprise Products Operating LLC
02/15/2045	5.100%	124,000	118,301
01/31/2060	3.950%	187,000	144,131
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	83,055
03/01/2043	5.000%	320,000	275,915
Kinder Morgan, Inc.
02/15/2046	5.050%	112,000	95,844
08/01/2052	5.450%	102,000	93,142
MPLX LP
04/15/2048	4.700%	70,000	57,657
03/14/2052	4.950%	311,000	264,254
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	439,000	342,907
Western Gas Partners LP
08/15/2048	5.500%	190,000	159,116
Western Midstream Operating LP(b)
02/01/2050	5.250%	225,000	186,836
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	321,895
Total			2,143,053
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	133,000	127,625
02/15/2044	4.800%	249,000	226,440
05/15/2047	4.375%	170,000	145,490
Sempra Energy
02/01/2048	4.000%	180,000	139,992
Total			639,547
Pharmaceuticals 0.1%
AbbVie, Inc.
06/15/2044	4.850%	425,000	395,905
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2053	5.650%	119,000	120,642
02/22/2062	4.400%	235,000	193,506
03/02/2063	5.750%	983,000	999,113
Bristol-Myers Squibb Co.
03/15/2062	3.900%	145,000	116,534
Merck & Co., Inc.
05/17/2063	5.150%	449,000	458,300
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	1,241,000	1,255,910
Total			3,539,910
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	425,000	351,573
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	131,136
Total			482,709
Retailers 0.0%
Amazon.com, Inc.
04/13/2062	4.100%	545,000	470,479
Lowe’s Companies, Inc.
04/01/2062	4.450%	513,000	413,209
09/15/2062	5.800%	310,000	307,536
04/01/2063	5.850%	113,000	112,666
Total			1,303,890
Technology 0.0%
Broadcom, Inc.(a)
11/15/2036	3.187%	743,000	561,476
Fidelity National Information Services, Inc.
03/01/2041	3.100%	80,000	55,108
07/15/2052	5.625%	89,000	84,024
Intel Corp.
08/12/2051	3.050%	405,000	271,498
08/05/2062	5.050%	15,000	13,822
International Business Machines Corp.
02/06/2053	5.100%	200,000	192,495
MSCI, Inc.(a)
11/01/2031	3.625%	260,000	222,643
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	65,000	57,571
01/15/2033	5.000%	264,000	253,783
02/15/2042	3.125%	169,000	118,331

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
07/15/2046	4.000%	385,000	295,951
04/01/2050	3.600%	319,000	227,781
03/25/2061	4.100%	62,000	45,623
Total			2,400,106
Tobacco 0.0%
Reynolds American, Inc.
08/15/2035	5.700%	210,000	197,593
Transportation Services 0.0%
ERAC USA Finance LLC(a)
05/01/2053	5.400%	149,000	148,792
Wireless 0.0%
American Tower Corp.
06/15/2030	2.100%	125,000	101,235
T-Mobile US, Inc.
04/15/2050	4.500%	70,000	60,142
11/15/2060	3.600%	380,000	266,756
Vodafone Group PLC
02/19/2043	4.375%	165,000	138,493
Total			566,626
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,451,000	1,049,547
Telefonica Emisiones SAU
03/06/2048	4.895%	300,000	251,052
Verizon Communications, Inc.
03/22/2041	3.400%	855,000	659,511
03/22/2051	3.550%	330,000	246,438
Total			2,206,548
Total Corporate Bonds & Notes (Cost $46,224,952)			40,849,056

Equity Funds 49.3%
	Shares	Value ($)
International 13.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	60,397,961	751,350,635
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	40,886,287	402,321,069
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c)	23,313,711	263,911,206
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	27,453,944	263,832,398
Total		1,681,415,308
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 29.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	5,404,174	215,950,800
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	7,950,430	662,906,832
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	10,358,242	351,455,132
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(c),(d)	38,037,174	671,736,488
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	8,675,288	324,021,992
CTIVP® – MFS® Value Fund, Class 1 Shares(c),(d)	7,867,525	285,591,171
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	5,327,140	235,672,671
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(c),(d)	5,844,281	301,155,817
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	8,615,471	280,347,416
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	9,639,483	328,802,778
Total		3,657,641,097
U.S. Mid Cap 2.3%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,693,741	73,796,301
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	1,990,719	69,436,255
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	1,592,880	69,433,647
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,770,416	73,401,456
Total		286,067,659
U.S. Small Cap 4.1%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(c)	5,661,233	70,255,909
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c),(d)	6,041,437	67,362,023
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	6,399,256	188,266,100
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	5,341,821	181,408,244
Total		507,292,276
Total Equity Funds (Cost $4,542,867,990)		6,132,416,340

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Exchange-Traded Fixed Income Funds 1.9%
	Shares	Value ($)
Investment Grade 1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,209,290	130,772,621
Vanguard Intermediate-Term Corporate Bond ETF	1,431,500	113,131,445
Total		243,904,066
Total Exchange-Traded Fixed Income Funds (Cost $244,920,475)		243,904,066

Fixed Income Funds 25.4%

Investment Grade 25.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	72,754,699	614,049,661
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	20,453,002	191,849,156
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	46,997,777	376,452,194
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	21,411,187	189,060,781
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	51,235,695	469,318,964
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	66,083,227	616,556,506
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	73,506,555	709,338,258
Total		3,166,625,520
Total Fixed Income Funds (Cost $3,727,069,753)		3,166,625,520

Residential Mortgage-Backed Securities - Agency 6.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
07/18/2038- 07/13/2053	3.000%	249,302,000	221,453,662
07/18/2038- 07/13/2053	3.500%	143,500,000	132,952,755
07/18/2038- 07/13/2053	4.000%	174,630,000	165,350,644
07/13/2053	4.500%	90,600,000	87,103,406
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/13/2053	5.000%	227,000,000	222,424,531
Total Residential Mortgage-Backed Securities - Agency (Cost $834,356,715)			829,284,998

U.S. Treasury Obligations 0.0%

U.S. Treasury
05/15/2033	3.375%	191,600	184,804
05/15/2043	3.875%	231,000	225,442
02/15/2053	3.625%	256,300	246,168
Total U.S. Treasury Obligations (Cost $656,456)			656,414

Put Option Contracts Purchased 0.5%
Value ($)
(Cost $113,580,705)	58,461,850

Money Market Funds 21.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(c),(f)	2,690,624,989	2,689,548,739
Total Money Market Funds (Cost $2,689,617,501)		2,689,548,739
Total Investments in Securities (Cost: $12,199,294,547)		13,161,746,983
Other Assets & Liabilities, Net		(713,684,646)
Net Assets		12,448,062,337

At June 30, 2023, securities and/or cash totaling $99,714,579 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,000,000,000 JPY	14,388,971 USD	Barclays	07/20/2023	493,898	—
16,101,000 USD	15,000,000 EUR	Barclays	07/20/2023	280,275	—
33,963,655 USD	55,000,000 NZD	Barclays	07/20/2023	—	(212,355)
5,119,712 USD	7,500,000 AUD	Citi	07/20/2023	—	(121,150)
25,387,500 USD	20,000,000 GBP	Citi	07/20/2023	15,500	—
98,111,891 USD	13,500,000,000 JPY	Citi	07/20/2023	—	(4,320,142)
45,000,000 GBP	57,357,900 USD	Goldman Sachs International	07/20/2023	201,150	—
59,277,500 USD	55,000,000 EUR	Goldman Sachs International	07/20/2023	787,175	—
19,836,644 USD	2,750,000,000 JPY	Goldman Sachs International	07/20/2023	—	(730,917)
20,000,000 AUD	13,119,496 USD	HSBC	07/20/2023	—	(210,004)
86,696,162 USD	70,000,000 GBP	HSBC	07/20/2023	2,214,338	—
25,000,000 CHF	27,932,337 USD	Morgan Stanley	07/20/2023	—	(46,031)
16,677,828 USD	15,000,000 CHF	Morgan Stanley	07/20/2023	109,193	—
10,863,850 USD	10,000,000 EUR	Morgan Stanley	07/20/2023	57,000	—
6,237,079 USD	5,000,000 GBP	Morgan Stanley	07/20/2023	113,672	—
14,056,328 USD	150,000,000 SEK	Morgan Stanley	07/20/2023	—	(138,217)
40,072,740 USD	60,000,000 AUD	UBS	07/20/2023	—	(84,240)
25,216,441 USD	270,000,000 SEK	Wells Fargo Securities LLC	07/20/2023	—	(163,840)
Total				4,272,201	(6,026,896)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	3,258	09/2023	EUR	144,231,660	2,013,213	—
FTSE 100 Index	25	09/2023	GBP	1,885,375	20,632	—
FTSE 100 Index	650	09/2023	GBP	49,019,750	—	(351,349)
MSCI Singapore Index	300	07/2023	SGD	8,667,000	22,081	—
OMXS30 Index	300	07/2023	SEK	69,487,500	132,718	—
OMXS30 Index	2,750	07/2023	SEK	636,968,750	—	(23,131)
S&P 500 Index E-mini	5,165	09/2023	USD	1,159,090,563	29,265,075	—
SPI 200 Index	176	09/2023	AUD	31,508,400	175,384	—
TOPIX Index	961	09/2023	JPY	21,987,680,000	5,034,782	—
TOPIX Index	100	09/2023	JPY	2,288,000,000	—	(91,336)
U.S. Long Bond	72	09/2023	USD	9,137,250	—	(24,576)
U.S. Treasury 10-Year Note	1,653	09/2023	USD	185,575,078	—	(2,953,216)
U.S. Treasury 2-Year Note	966	09/2023	USD	196,430,063	—	(2,469,567)
U.S. Treasury 5-Year Note	2,681	09/2023	USD	287,118,344	—	(5,256,394)
Total					36,663,885	(11,169,569)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(995)	09/2023	USD	(94,709,075)	—	(184,808)
U.S. Long Bond	(3)	09/2023	USD	(380,719)	2,056	—
U.S. Treasury 10-Year Note	(49)	09/2023	USD	(5,501,016)	98,289	—
U.S. Treasury Ultra 10-Year Note	(13)	09/2023	USD	(1,539,688)	16,825	—
U.S. Treasury Ultra Bond	(2)	09/2023	USD	(272,438)	1,362	—
U.S. Treasury Ultra Bond	(4)	09/2023	USD	(544,875)	—	(1,689)
Total					118,532	(186,497)

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	925,679,040	2,080	3,450.00	12/20/2024	23,119,302	16,515,200
S&P 500 Index	JPMorgan	USD	867,824,100	1,950	3,400.00	12/20/2024	20,488,146	14,566,500
S&P 500 Index	JPMorgan	USD	829,995,870	1,865	3,200.00	12/20/2024	33,056,346	10,789,025
S&P 500 Index	JPMorgan	USD	716,511,180	1,610	3,300.00	12/20/2024	27,528,749	10,601,850
S&P 500 Index	JPMorgan	USD	200,267,100	450	3,350.00	12/20/2024	6,167,272	3,159,000
S&P 500 Index	JPMorgan	USD	140,186,970	315	3,550.00	12/20/2024	3,220,890	2,830,275
Total							113,580,705	58,461,850
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $5,115,241, which represents 0.04% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	1,816,587,221	2,087,055,145	(1,213,771,199)	(322,428)	2,689,548,739	—	82,734	58,566,590	2,690,624,989
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	196,544,525	—	(8,130,204)	27,536,479	215,950,800	—	11,661,751	—	5,404,174
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	612,605,565	—	(20,105,345)	70,406,612	662,906,832	—	23,410,851	—	7,950,430
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	606,809,046	—	(6,218,942)	13,459,557	614,049,661	—	(931,458)	—	72,754,699
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	303,543,743	—	(16,894,583)	64,805,972	351,455,132	—	23,399,522	—	10,358,242
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	191,795,483	—	(4,874,375)	4,928,048	191,849,156	—	(553,592)	—	20,453,002
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	359,596,930	—	(701,635)	17,556,899	376,452,194	—	(134,891)	—	46,997,777
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	760,181,744	14,603,208	(61,389,997)	37,955,680	751,350,635	—	5,520,094	14,603,208	60,397,961
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	614,041,050	—	(34,103,758)	91,799,196	671,736,488	—	22,131,039	—	38,037,174
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	325,660,340	—	(3,354,000)	1,715,652	324,021,992	—	3,831,843	—	8,675,288
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	66,571,948	—	(2,946,497)	10,170,850	73,796,301	—	2,818,208	—	1,693,741
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	68,868,202	—	(1,304,978)	1,873,031	69,436,255	—	1,211,167	—	1,990,719
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	68,984,214	—	(4,983,304)	6,254,999	70,255,909	—	(756,223)	—	5,661,233
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	55,581,221	—	—	11,780,802	67,362,023	—	—	—	6,041,437
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	187,743,146	—	(2,027,903)	3,345,538	189,060,781	—	(297,872)	—	21,411,187
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	465,921,345	—	(6,542,519)	9,940,138	469,318,964	—	(1,066,812)	—	51,235,695
CTIVP® – MFS® Value Fund, Class 1 Shares
	283,014,178	—	(1,631,225)	4,208,218	285,591,171	—	1,583,746	—	7,867,525
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	188,367,668	—	—	47,305,003	235,672,671	—	—	—	5,327,140
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	269,617,274	—	(11,207,406)	42,745,949	301,155,817	—	14,192,825	—	5,844,281
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	280,930,908	—	(2,978,368)	2,394,876	280,347,416	—	2,244,410	—	8,615,471
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	611,702,171	—	(11,161,551)	16,015,886	616,556,506	—	(1,166,393)	—	66,083,227
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	69,412,523	—	(1,216,244)	1,237,368	69,433,647	—	1,386,797	—	1,592,880
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	67,261,811	—	(2,177,226)	8,316,871	73,401,456	—	2,417,321	—	1,770,416
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	703,625,071	—	(13,504,075)	19,217,262	709,338,258	—	(1,221,563)	—	73,506,555
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	306,605,925	—	(8,527,302)	30,724,155	328,802,778	—	11,610,385	—	9,639,483
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	398,042,512	5,896,938	(50,852,562)	49,234,181	402,321,069	—	(3,357,046)	5,896,938	40,886,287
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	255,136,579	1,280,687	(24,514,063)	32,008,003	263,911,206	—	(888,558)	1,280,686	23,313,711
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	264,051,256	5,723,977	(28,527,814)	22,584,979	263,832,398	—	2,676,352	5,723,977	27,453,944
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	177,666,143	—	(2,938,228)	13,538,185	188,266,100	—	1,734,375	—	6,399,256
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	181,482,290	—	(4,856,339)	4,782,293	181,408,244	—	2,538,672	—	5,341,821
Total	10,757,952,032			667,520,254	11,988,590,599	—	124,077,684	86,071,399

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Abbreviation Legend
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	40,849,056	—	—	40,849,056
Equity Funds	—	—	—	6,132,416,340	6,132,416,340
Exchange-Traded Fixed Income Funds	243,904,066	—	—	—	243,904,066
Fixed Income Funds	—	—	—	3,166,625,520	3,166,625,520
Residential Mortgage-Backed Securities - Agency	—	829,284,998	—	—	829,284,998
U.S. Treasury Obligations	—	656,414	—	—	656,414
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Put Option Contracts Purchased	58,461,850	—	—	—	58,461,850
Money Market Funds	2,689,548,739	—	—	—	2,689,548,739
Total Investments in Securities	2,991,914,655	870,790,468	—	9,299,041,860	13,161,746,983
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,272,201	—	—	4,272,201
Futures Contracts	36,782,417	—	—	—	36,782,417
Liability
Forward Foreign Currency Exchange Contracts	—	(6,026,896)	—	—	(6,026,896)
Futures Contracts	(11,356,066)	—	—	—	(11,356,066)
Total	3,017,341,006	869,035,773	—	9,299,041,860	13,185,418,639
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	15

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,126,158,598)	$1,114,694,534
Affiliated issuers (cost $10,959,555,244)	11,988,590,599
Option contracts purchased (cost $113,580,705)	58,461,850
Cash	3,004,276
Cash collateral held at broker for:
TBA	5,218,000
Margin deposits on:
Futures contracts	94,496,579
Unrealized appreciation on forward foreign currency exchange contracts	4,272,201
Receivable for:
Investments sold	6,603,114
Investments sold on a delayed delivery basis	151,249,250
Capital shares sold	45,421
Dividends	11,194,065
Interest	1,768,323
Foreign tax reclaims	891
Variation margin for futures contracts	16,941,869
Prepaid expenses	59,219
Total assets	13,456,600,191
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	6,026,896
Payable for:
Investments purchased on a delayed delivery basis	986,939,479
Capital shares redeemed	13,539,627
Variation margin for futures contracts	577,636
Management services fees	58,015
Distribution and/or service fees	84,601
Service fees	614,277
Compensation of board members	592,530
Compensation of chief compliance officer	1,194
Other expenses	103,599
Total liabilities	1,008,537,854
Net assets applicable to outstanding capital stock	$12,448,062,337
Represented by
Trust capital	$12,448,062,337
Total - representing net assets applicable to outstanding capital stock	$12,448,062,337
Class 1
Net assets	$16,364,515
Shares outstanding	995,078
Net asset value per share	$16.45
Class 2
Net assets	$12,431,697,822
Shares outstanding	763,033,493
Net asset value per share	$16.29
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,703,796
Dividends — affiliated issuers	86,071,399
Interest	2,779,957
Foreign taxes withheld	(1,160)
Total income	96,553,992
Expenses:
Management services fees	10,871,357
Distribution and/or service fees
Class 2	15,477,705
Service fees	3,726,558
Compensation of board members	105,762
Custodian fees	25,433
Printing and postage fees	33,076
Accounting services fees	15,045
Legal fees	88,966
Interest on collateral	328
Compensation of chief compliance officer	1,196
Other	85,167
Total expenses	30,430,593
Net investment income	66,123,399
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	45,171,816
Investments — affiliated issuers	124,077,684
Foreign currency translations	1,354,246
Forward foreign currency exchange contracts	(17,604,561)
Futures contracts	26,810,035
Option contracts purchased	(37,511,457)
Swap contracts	3,094,135
Net realized gain	145,391,898
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,877,562
Investments — affiliated issuers	667,520,254
Forward foreign currency exchange contracts	6,102,052
Futures contracts	(10,528,705)
Option contracts purchased	(51,897,484)
Swap contracts	(1,264,151)
Net change in unrealized appreciation (depreciation)	614,809,528
Net realized and unrealized gain	760,201,426
Net increase in net assets resulting from operations	$826,324,825
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$66,123,399	$97,447,264
Net realized gain (loss)	145,391,898	(180,000,458)
Net change in unrealized appreciation (depreciation)	614,809,528	(2,833,729,815)
Net increase (decrease) in net assets resulting from operations	826,324,825	(2,916,283,009)
Decrease in net assets from capital stock activity	(629,313,019)	(1,208,759,648)
Total increase (decrease) in net assets	197,011,806	(4,125,042,657)
Net assets at beginning of period	12,251,050,531	16,376,093,188
Net assets at end of period	$12,448,062,337	$12,251,050,531

	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	157,983	2,518,409	295,945	4,823,818
Shares redeemed	(37,645)	(601,365)	(16,828)	(271,676)
Net increase	120,338	1,917,044	279,117	4,552,142
Class 2
Shares sold	35,995	568,770	308,609	5,351,316
Shares redeemed	(39,854,192)	(631,798,833)	(76,205,282)	(1,218,663,106)
Net decrease	(39,818,197)	(631,230,063)	(75,896,673)	(1,213,311,790)
Total net decrease	(39,697,859)	(629,313,019)	(75,617,556)	(1,208,759,648)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

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Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$15.37	0.11	0.97	1.08
Year Ended 12/31/2022	$18.73	0.16	(3.52)	(3.36)
Year Ended 12/31/2021	$17.18	0.13	1.42	1.55
Year Ended 12/31/2020	$15.53	0.13	1.52	1.65
Year Ended 12/31/2019(d)	$14.19	0.13	1.21	1.34
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$15.24	0.08	0.97	1.05
Year Ended 12/31/2022	$18.62	0.12	(3.50)	(3.38)
Year Ended 12/31/2021	$17.13	0.08	1.41	1.49
Year Ended 12/31/2020	$15.52	0.08	1.53	1.61
Year Ended 12/31/2019	$13.36	0.18	1.98	2.16
Year Ended 12/31/2018	$14.19	0.13	(0.96)	(0.83)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2023 (Unaudited)	$16.45	7.03%	0.24%(c)	0.24%(c)	1.32%	81%	$16,365
Year Ended 12/31/2022	$15.37	(17.94%)	0.25%(c)	0.25%(c)	1.00%	149%	$13,442
Year Ended 12/31/2021	$18.73	9.02%	0.25%(c)	0.25%(c)	0.69%	184%	$11,155
Year Ended 12/31/2020	$17.18	10.63%	0.25%	0.25%	0.82%	163%	$4,268
Year Ended 12/31/2019(d)	$15.53	9.44%	0.24%	0.24%	1.01%	138%	$1,093
Class 2
Six Months Ended 6/30/2023 (Unaudited)	$16.29	6.89%	0.49%(c)	0.49%(c)	1.07%	81%	$12,431,698
Year Ended 12/31/2022	$15.24	(18.15%)	0.50%(c)	0.50%(c)	0.71%	149%	$12,237,609
Year Ended 12/31/2021	$18.62	8.70%	0.49%(c)	0.49%(c)	0.47%	184%	$16,364,939
Year Ended 12/31/2020	$17.13	10.37%	0.50%	0.50%	0.51%	163%	$15,841,609
Year Ended 12/31/2019	$15.52	16.17%	0.49%	0.49%	1.25%	138%	$15,229,993
Year Ended 12/31/2018	$13.36	(5.85%)	0.49%	0.49%	0.90%	92%	$13,743,943
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	21

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity risk and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2023:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	36,663,885*
Equity risk	Investments, at value — Option contracts purchased	58,461,850
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,272,201
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	118,532*
Total		99,516,468

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	650,624*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	6,026,896
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	10,705,442*
Total		17,382,962

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	3,094,135	3,094,135
Equity risk	—	26,064,412	(37,511,457)	—	(11,447,045)
Foreign exchange risk	(17,604,561)	—	—	—	(17,604,561)
Interest rate risk	—	745,623	—	—	745,623
Total	(17,604,561)	26,810,035	(37,511,457)	3,094,135	(25,211,848)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(1,264,151)	(1,264,151)
Equity risk	—	(3,126,012)	(51,897,484)	—	(55,023,496)
Foreign exchange risk	6,102,052	—	—	—	6,102,052
Interest rate risk	—	(7,402,693)	—	—	(7,402,693)
Total	6,102,052	(10,528,705)	(51,897,484)	(1,264,151)	(57,588,288)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,045,526,490*
Futures contracts — short	123,916,257*
Credit default swap contracts — sell protection	66,483,516**

Derivative instrument	Average value ($)*
Option contracts purchased	63,248,913

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	2,214,030	(3,289,857)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2023.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2023:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)	UBS ($)	Wells Fargo Securities LLC ($)	Total ($)
Assets
Forward foreign currency exchange contracts	774,173	15,500	988,325	2,214,338	-	279,865	-	-	4,272,201
Put option contracts purchased	-	-	-	-	58,461,850	-	-	-	58,461,850
Total assets	774,173	15,500	988,325	2,214,338	58,461,850	279,865	-	-	62,734,051
Liabilities
Forward foreign currency exchange contracts	212,355	4,441,292	730,917	210,004	-	184,248	84,240	163,840	6,026,896
Total financial and derivative net assets	561,818	(4,425,792)	257,408	2,004,334	58,461,850	95,617	(84,240)	(163,840)	56,707,155
Total collateral received (pledged) (a)	-	-	-	-	-	-	-	-	-
Net amount (b)	561,818	(4,425,792)	257,408	2,004,334	58,461,850	95,617	(84,240)	(163,840)	56,707,155

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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
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Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2023 was 0.18% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2023 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2023 through April 30, 2024	Prior to May 1, 2023
Class 1	0.78%	0.79%
Class 2	1.03	1.04
32	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,868,878,238 and $10,752,507,975, respectively, for the six months ended June 30, 2023, of which $8,357,325,571 and $8,803,175,272, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2023.
Note 8. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to
34	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At June 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Shares sold or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	35

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Managed Volatility Moderate Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
36	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	37

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
38	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2023	39

Variable Portfolio – Managed Volatility Moderate Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2023 Columbia Management Investment Advisers, LLC.
SAR7048_12_B01_(08/23)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2023

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2023